As filed with the U.S. Securities and Exchange Commission on April 24, 2009

Registration No. 333-85284

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

SEC File No 811-4834

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST EFFECTIVE AMENDMENT NO.11 [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 37 [X]

John Hancock Life Insurance Company (U.S.A.) SEPARATE ACCOUNT A

(Exact Name of Registrant)

John Hancock Life Insurance Company (U.S.A.)

(Name of Depositor)

197 Clarendon Street

Boston, MA 02116

(Complete address of depositor’s principal executive offices)

Depositor’s Telephone Number: 617-572-6000

JAMES C. HOODLET, ESQ.

John Hancock Life Insurance Company (U.S.A.)

U.S. Insurance Law

JOHN HANCOCK PLACE

BOSTON, MA 02117

(Name and complete address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2009 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ]	on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

Prospectus dated May 1, 2009

John Hancock Life Insurance Company (U.S.A.)

Separate Account A

VUL Accumulator

A Flexible Premium Variable Life Insurance Policy

500 Index	Emerging Small Company
500 Index B	Equity-Income	Mid Value
Active Bond	Financial Services	Money Market
Franklin Templeton Founding Allocation
All Cap Core	Fundamental Value	Natural Resources
All Cap Growth	Global	Optimized All Cap
All Cap Value	Global Allocation	Optimized Value
Alpha Opportunities	Global Bond	Pacific Rim
American Asset Allocation	Global Real Estate	PIMCO VIT All Asset
American Blue Chip Income and Growth	Health Sciences	Real Estate Securities
American Bond	High Yield	Real Return Bond
American Diversified Growth and Income		Science & Technology
American Fundamental Holdings	International Core	Small Cap Growth
American Global Diversification	International Equity Index A	Small Cap Index
American Growth	International Opportunities	Small Cap Opportunities
American Growth-Income	International Small Cap	Small Cap Value
American International	International Value
American New World	Investment Quality Bond	Small Company Value
Balanced		Strategic Bond
Blue Chip Growth	Large Cap	Strategic Income
Capital Appreciation	Large Cap Value	Total Return
Capital Appreciation Value	Lifestyle Aggressive	Total Stock Market Index
	Lifestyle Balanced	U.S. Government Securities
Core Allocation Plus	Lifestyle Conservative	U.S. High Yield Bond
Core Bond	Lifestyle Growth
	Lifestyle Moderate	Utilities
Core Strategy	Mid Cap Index	Value
Disciplined Diversification	Mid Cap Intersection
Mid Cap Stock

* * * * * * * * * * * *

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Accumulator II 5/2009

1

2

The purpose of this variable life insurance policy is to provide insurance protection for the beneficiary named therein. No claim is made that this variable life insurance policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

Examine this prospectus carefully. The Policy Summary will briefly describe the policy. More detailed information will be found further in the prospectus. You should rely on the information contained in this prospectus, the portfolio prospectuses, and the corresponding Statements of Additional Information. The portfolio prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the investment options. In the case of any of the portfolios that are operated as “feeder funds,” the prospectus for the corresponding “master fund” is also provided. We have not authorized anyone to provide you with information that is different from the information contained in the aforementioned documents.

SUMMARY OF BENEFITS AND RISKS

Benefits

Some of the benefits of purchasing the policy are described below.

Death Benefit Protection. This prospectus describes a flexible premium variable life insurance policy, which provides for a death benefit payable to the beneficiary of the policy upon the death of the Life Insured. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if death benefit protection is not one of your financial planning objectives, as there are additional costs and expenses in providing the insurance.

Access To Your Policy Values. Your variable life insurance policy offers access to your Policy Value through policy loans, policy surrenders and partial withdrawals. There are limitations to partial withdrawals, details of which may be found in this prospectus under “Policy Surrender and Partial Withdrawals.” Policy loans permanently affect the Policy Value, and may also result in adverse tax consequences.

Tax Deferred Accumulation. Variable life insurance has several tax advantages under current tax laws. For example, Policy Value accumulates on a tax-deferred basis and a transfer of values from one sub-account to another within the policy does not generate a taxable gain or loss. Any investment income and realized capital gains within a sub-account or interest from the Fixed Account are automatically reinvested without current income taxation to the policy owner.

Investment Options. In addition to the Fixed Account, the policy provides for access to a number of variable investment options, which permit you to reallocate your Policy Value to meet your changing personal objectives, goals, and investment conditions. Information regarding each investment option may be found in the portfolio prospectuses.

Flexibility. The policy is a flexible premium variable life insurance policy in which varying premium payments are permitted. You may select death benefit options, and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy.

3

Risks

Some of the risks of purchasing the policy are described below.

Fluctuating Investment Performance. Policy Values invested in a sub-account are not guaranteed. Policy Values will increase and decrease according to investment performance. You assume the investment risk of Policy Value allocated to the sub-accounts. A comprehensive discussion of each sub-account’s objective and risk is found in the portfolio prospectuses. You should review the prospectuses carefully before allocating Policy Value to any sub-accounts.

Unsuitable for Short-Term Investment. The policy is intended for long-term financial planning, and is unsuitable for short-term goals. The policy is not designed to serve as a vehicle for frequent trading.

Policy Lapse. Sufficient premiums must be paid to keep the policy in force. There is a risk of lapse if the Policy Value is too low in relation to the insurance amount, if investment results are less favorable than anticipated or if extensive policy loans are taken, unless the policy is covered by the No-Lapse Guarantee. A policy lapse could have adverse tax consequences since the amount received (including any loans) less the investment in the policy may be treated as ordinary income subject to tax. Withdrawals reduce your Policy Value and increase the risk of lapse.

Decreasing Death Benefit. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy’s death benefit.

Adverse Consequences of Early Surrender. Surrender charges will be assessed if you surrender your policy in the first 10-15 years (depending upon the age of the Life Insured) from the purchase of the policy or an increase in Face Amount. Depending on the Policy Value at the time of surrender, there may be little or no Net Cash Surrender Value paid to you when the policy is surrendered.

Adverse Tax Consequences. You should always consult a tax adviser about the application of federal and state tax law to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change.

FEE TABLES

The following tables describe the fees and expenses (on a guaranteed basis) that you will pay when buying, owning, and surrendering the policy. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places, as required by the prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Charge	Upon receipt of premium

7.5% of each premium paid during the first 10 Policy Years*

8.5% of each premium paid during the first 10 Policy Years if the Cash Value Enhancement Rider is elected**

3.25% of each premium paid during the first 10 Policy Years if the Cash Value Enhancement Plus Rider is elected***

Surrender Charge	Upon withdrawal, surrender or policy lapse	The maximum surrender charge per $1000 of Face Amount is $44.17**** A surrender charge is assessed during the first 10-15 years following the Policy Date or the effective date of a Face Amount increase and is based upon the Face Amount of the policy.
Transfer Fees	Upon transfer	$25 (only applies to transfers in excess of 12 in a Policy Year)
Dollar Cost Averaging	Upon transfer	Guaranteed Current	$5.00 $0.00
Asset Allocation Balancer	Upon transfer	Guaranteed Current	$15.00 $0.00
*	5% thereafter.
**	5.5% thereafter.
***	2.25% thereafter
****	If the policy is issued with a Cash Value Enhancement Rider, the surrender charge calculated as described above is reduced by 90% for a surrender or lapse occurring in the first Policy Year, 80% in the second Policy Year, 60% in the third Policy Year, 40% in the fourth Policy Year and 20% in the fifth Policy Year. If the policy is issued with a Cash Value Enhancement Plus Rider, there is no surrender charge.

4

The next table describes the fees and expenses (on a guaranteed basis) that you will pay periodically during the time that you own the policy. These fees and expenses do not include the fees and expenses of the portfolios which are the underlying variable investment options for your policy.

Charges Other Than Those of the Portfolios
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance*	Monthly	Minimum and Maximum Charge	The possible range of the Cost of Insurance is from $0.00 to $83.33 per $1,000 of the net amount at risk.
		Charge for a Representative Policy Owner (a 35 year old preferred non-smoking male)	$0.01 per $1,000 of the net amount at risk
Asset Based Risk Charge (contracts with no Cash Value Enhancement Rider)	Monthly	Guaranteed	0.03%
Asset Based Risk Charge (contracts with Cash Value Enhancement Rider)	Monthly	Current Guaranteed	0% 0.03%
Asset Based Risk Charge (contracts with Cash Value Enhancement Plus Rider)	Monthly	Current Guaranteed First 15 Policy Years	0% 0.11%
		Guaranteed Policy Years 16 and After Current First 15 Policy Years Current Policy Years 16 and After	0.05% 0.08% 0.02%
Face Amount Charge Death Benefit Option 1	Monthly	Maximum	$1.18 per $1000 of Face Amount
		Minimum	$0.08 per $1000 of Face Amount
		Charge for a Representative Policy Owner (a 35 year old preferred non-smoking male)	$0.11 per $1,000 of Face Amount
Face Amount Charge Death Benefit Option 2	Monthly	Maximum	$0.83 per $1000 of Face Amount
		Minimum	$0.04 per $1000 of Face Amount
		Charge for a Representative Policy Owner (a 35 year old preferred non-smoking male)	$0.11 per $1,000 of Face Amount
Administration Charge	Monthly		$40 per Policy Month**
Optional Term Rider*	Monthly	Minimum and Maximum Charge	The possible range of the Cost of Insurance is from $0.00 to $83.33 per $1,000 of the net amount at risk.
		Charge for a Representative Policy Owner (a 35 year old preferred non-smoking male)	$0.08 per $1,000 of the net amount at risk

5

Charges Other Than Those of the Portfolios
Charge	When Charge is Deducted	Amount Deducted
Optional Return of Premium Death Benefit Rider	Monthly	Minimum and Maximum Charge	The possible range of the cost of insurance is from $0.00 to $83.33per $1,000 of the net amount at risk.
		Charge for a Representative Policy Owner (a 35 year oldpreferred non-smoking male)	$0.012 per $1,000 of the net amount at risk
Loan Interest Rate(Net)	Annually	1.25%***
*	The cost of insurance varies based on individual characteristics and the charges shown in the table may not be representative of the charge a particular policy owner will pay. Information regarding your individual cost of insurance charges may be found in your policy.
**	First 5 Policy Years. $20 per Policy Month thereafter.
***	First 10 Policy Years. 0% Policy Years 11 and after on a current basis (0.50% Policy Years 11 and after on a guaranteed basis).

The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment option offered through this prospectus, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets.

Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.50%	1.64%

The next table describes the fees and expenses for each of the portfolios. Except as indicated in the footnotes at the end of the table, the expenses are expressed as a percentage of the portfolio’s average net assets for the fiscal year ending December 31, 2008. Except for the 500 Index B and PIMCO VIT All Asset portfolios, all of the portfolios shown in the table are Series 1 shares that are subject to Rule 12b-1 fees. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for the portfolio.

As noted in the footnotes to the table, for certain portfolios John Hancock Investment Management Services, Inc. (the “Adviser”) has agreed to waive a portion of its fees or reimburse the portfolio for expenses when, and to the extent that, the net operating expenses exceed an agreed upon expense limitation. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement or waiver occurred.

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Operating Expenses [1]
500 Index[2,3]	0.46%	0.05%	0.03%	0.00%	0.54%
500 Index B4	0.47%	0.00%	0.03%	0.00%	0.50%
Active Bond[3]	0.60%	0.05%	0.04%	0.00%	0.69%
All Cap Core[3]	0.77%	0.05%	0.05%	0.00%	0.87%
All Cap Growth[3]	0.85%	0.05%	0.10%	0.00%	1.00%
All Cap Value[3]	0.85%	0.05%	0.09%	0.00%	0.99%
Alpha Opportunities[3,5]	1.02%	0.05%	0.04%	0.00%	1.11%

6

American Asset Allocation[6,7]	0.31%	0.60%	0.05%	0.00%	0.96%
American Blue Chip Income and Growth[6]	0.42%	0.60%	0.07%	0.00%	1.09%
American Bond[6]	0.39%	0.60%	0.05%	0.00%	1.04%
American Diversified Growth and Income[5,8]	0.05%	0.60%	0.04%	0.63%	1.32%
American Fundamental Holdings[5,8]	0.05%	0.60%	0.04%	0.40%	1.09%
American Global Diversification[5,8]	0.05%	0.60%	0.04%	0.63%	1.32%
American Growth[6]	0.32%	0.60%	0.05%	0.00%	0.97%
American Growth-Income[6]	0.27%	0.60%	0.05%	0.00%	0.92%
American International[6]	0.49%	0.60%	0.07%	0.00%	1.16%
American New World[5,6,7]	0.76%	0.60%	0.18%	0.00%	1.54%
Balanced[9]	0.84%	0.05%	0.07%	0.00%	0.96%
Blue Chip Growth[3,9]	0.81%	0.05%	0.04%	0.00%	0.90%
Capital Appreciation[3]	0.72%	0.05%	0.04%	0.00%	0.81%
Capital Appreciation Value[3,9,10]	0.95%	0.05%	0.15%	0.00%	1.15%
Core Allocation Plus[3,10]	0.92%	0.05%	0.22%	0.00%	1.19%
Core Bond[3,10]	0.64%	0.05%	0.07%	0.00%	0.76%
Core Strategy[11]	0.05%	0.05%	0.05%	0.52%	0.67%
Disciplined Diversification[3,12]	0.80%	0.05%	0.19%	0.00%	1.04%
Emerging Small Company[3]	0.97%	0.05%	0.08%	0.00%	1.10%
Equity-Income[3,9]	0.81%	0.05%	0.05%	0.00%	0.91%
Financial Services[3]	0.82%	0.05%	0.08%	0.00%	0.95%
Franklin Templeton Founding Allocation[13]	0.04%	0.05%	0.04%	0.83%	0.96%
Fundamental Value[3]	0.76%	0.05%	0.05%	0.00%	0.86%
Global,3, 10, 14, 15	0.81%	0.05%	0.11%	0.00%	0.97%
Global Allocation[3,10]	0.85%	0.05%	0.10%	0.05%	1.05%
Global Bond[3,10]	0.70%	0.05%	0.10%	0.00%	0.85%
Global Real Estate[3]	0.93%	0.05%	0.12%	0.00%	1.10%
Health Sciences[3,9,10]	1.05%	0.05%	0.08%	0.00%	1.18%
High Yield[3]	0.66%	0.05%	0.06%	0.00%	0.77%
International Core[3,10]	0.89%	0.05%	0.14%	0.00%	1.08%
International Equity Index A2, 3	0.53%	0.05%	0.05%	0.00%	0.63%
International Opportunities[3,10]	0.87%	0.05%	0.13%	0.00%	1.05%
International Small Cap[3,10]	0.94%	0.05%	0.16%	0.00%	1.15%
International Value[3,10,14]	0.81%	0.05%	0.14%	0.00%	1.00%
Investment Quality Bond[3]	0.59%	0.05%	0.09%	0.00%	0.73%
Large Cap[3]	0.72%	0.05%	0.03%	0.00%	0.80%
Large Cap Value[3]	0.81%	0.05%	0.05%	0.00%	0.91%
Lifestyle Aggressive	0.04%	0.05%	0.04%	0.86%	0.99%
Lifestyle Balanced	0.04%	0.05%	0.03%	0.76%	0.88%
Lifestyle Conservative	0.04%	0.05%	0.03%	0.71%	0.83%
Lifestyle Growth	0.04%	0.05%	0.03%	0.76%	0.88%
Lifestyle Moderate	0.04%	0.05%	0.03%	0.74%	0.86%
Mid Cap Index[2,3]	0.47%	0.05%	0.03%	0.00%	0.55%
Mid Cap Intersection[3]	0.87%	0.05%	0.06%	0.00%	0.98%
Mid Cap Stock[3]	0.84%	0.05%	0.05%	0.00%	0.94%
Mid Value[3,9]	0.98%	0.05%	0.10%	0.00%	1.13%
Money Market[3]	0.47%	0.05%	0.06%	0.00%	0.58%
Natural Resources[3]	1.00%	0.05%	0.08%	0.00%	1.13%

7

Optimized All Cap[3]	0.68%	0.05%	0.06%	0.00%	0.79%
Optimized Value[3]	0.65%	0.05%	0.05%	0.00%	0.75%
Pacific Rim[3,10]	0.80%	0.05%	0.25%	0.00%	1.10%
PIMCO VIT All Asset[16]	0.43%	0.25%	0.20%	0.76%	1.64%
Real Estate Securities[3]	0.70%	0.05%	0.05%	0.00%	0.80%
Real Return Bond[3,10,17]	0.68%	0.05%	0.06%	0.00%	0.79%
Science & Technology[3,9,10]	1.05%	0.05%	0.07%	0.00%	1.17%
Small Cap Growth[3]	1.06%	0.05%	0.08%	0.00%	1.19%
Small Cap Index[2,3]	0.49%	0.05%	0.04%	0.00%	0.58%
Small Cap Opportunities[3,14]	1.00%	0.05%	0.06%	0.00%	1.11%
Small Cap Value[3]	1.06%	0.05%	0.06%	0.00%	1.17%
Small Company Value[3,9]	1.02%	0.05%	0.06%	0.00%	1.13%
Strategic Bond[3,10]	0.67%	0.05%	0.06%	0.00%	0.78%
Strategic Income[3]	0.69%	0.05%	0.08%	0.00%	0.82%
Total Return[3,17]	0.69%	0.05%	0.06%	0.00%	0.80%
Total Stock Market Index[2,3]	0.49%	0.05%	0.04%	0.00%	0.58%
U.S. Government Securities[3]	0.61%	0.05%	0.09%	0.00%	0.75%
U.S. High Yield Bond[3]	0.73%	0.05%	0.06%	0.00%	0.84%
Utilities[3,10]	0.83%	0.05%	0.10%	0.00%	0.98%
Value[3]	0.74%	0.05%	0.06%	0.00%	0.85%

1Total Operating Expenses may include fees and expenses incurred indirectly by a portfolio as a result of its investment in other investment companies (each an “Acquired Fund”), and in those cases the Total Operating Expenses will be expected to vary based upon an allocation of the portfolio’s assets among the Acquired Fund portfolios and upon the total annual operating expenses of these portfolios, and may be higher or lower than those shown in the table. The Total Operating Expenses shown in the table may not correlate to the portfolio’s ratio of expenses to average net assets shown in the financial highlights section in the prospectus for the portfolios, which does not include Acquired Fund fees and expenses. For the International Equity Index A portfolio, Total Operating Expenses include Acquired Fund fees and expenses which are less than 0.01%.

2The Adviser has voluntarily agreed to reduce its advisory fee for a class of shares of the portfolio in an amount equal to the amount by which the ordinary expenses of such class of the portfolio exceed the expense limit (as a percentage of the average annual net assets of the portfolio attributable to the class) of 0.05% and, if necessary, to remit to that class of the portfolio an amount necessary to ensure that such expenses do not exceed that expense limit. Ordinary expenses means all the expenses of a class of the portfolio excluding advisory fees, 12b-1 fees, transfer agency fees and service fees, blue sky fees, taxes, portfolio brokerage commissions, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business. This expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to the Trust. This voluntary expense limitation may be terminated at any time. The fees shown in the table do not reflect this expense limitation. For more information, please refer to the prospectus for the underlying portfolios.

3Effective January 1, 2006, the Adviser has voluntarily agreed to waive its advisory fee for certain portfolios or otherwise reimburse the expenses of those portfolios. The reimbursement will be equal, on an annualized basis, to 0.02% of that portion of the aggregate net assets of all the participating portfolios that exceeds $50 billion. The amount of the reimbursement will be calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. The fees shown in the table do not reflect this waiver. If all applicable waivers or reimbursements had been reflected, the net operating expenses for these portfolios would be as indicated below. For more information, please see the prospectus for the participating portfolios.

Portfolio	Net Operating Expenses
500 Index	0.54%
Active Bond	0.69%
All Cap Core	0.87%

8

All Cap Growth	1.00%
All Cap Value	0.99%
Alpha Opportunities	1.11%
Blue Chip Growth	0.90%
Capital Appreciation	0.81%
Capital Appreciation Value	1.15%
Core Allocation Plus	1.19%
Core Bond	0.76%
Disciplined Diversification	0.75%
Emerging Small Company	1.10%
Equity-Income	0.91%
Financial Services	0.95%
Fundamental Value	0.86%
Global Allocation	1.05%
Global Bond	0.85%
Global Real Estate	1.10%
Health Sciences	1.18%
High Yield	0.77%
International Core	1.08%
International Equity Index A	0.63%
International Opportunities	1.05%
International Small Cap	1.15%
International Value	0.98%
Investment Quality Bond	0.73%
Large Cap	0.80%
Large Cap Value	0.91%
Mid Cap Index	0.55%
Mid Cap Intersection	0.98%
Mid Cap Stock	0.94%
Mid Value	1.13%
Money Market	0.58%
Natural Resources	1.13%
Optimized All Cap	0.79%
Optimized Value	0.75%
Pacific Rim	1.10%
Real Estate Securities	0.80%
Real Return Bond	0.79%
Science & Technology	1.17%
Small Cap Growth	1.19%
Small Cap Index	0.58%
Small Cap Opportunities	1.11%
Small Cap Value	1.17%
Small Company Value	1.13%
Strategic Bond	0.78%
Strategic Income	0.82%
Total Return	0.80%
Total Stock Market Index	0.58%
U.S. Government Securities	0.75%
U.S. High Yield Bond	0.84%
Utilities	0.98%
Value	0.85%

9

4John Hancock Trust (the “Trust”) sells shares of these portfolios only to certain variable life insurance and variable annuity separate accounts of ours and our affiliates. Each portfolio is subject to an agreement between the Trust and the Adviser under which the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the portfolio) in an amount so that the rate of the portfolio’s Total Operating Expenses does not exceed its net operating expenses as listed below. A portfolio’s Total Operating Expenses includes all of its ordinary operating expenses, including advisory fees and 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses (estimated at 0.01% or less of the portfolio’s average net assets) of the portfolio not incurred in the ordinary course of the portfolio’s business. Under the agreement, the Adviser’s obligation to provide the expense cap with respect to a particular portfolio will remain in effect until May 1, 2010 and will terminate after that date only if the Trust, without the prior written consent of the Adviser, sells shares of the portfolio to (or has shares of the portfolio held by) any person other than the variable life insurance or variable annuity separate accounts of ours or any of our affiliates that are specified in the agreement. The fees shown in the table do not reflect this expense cap. If this expense cap had been reflected, the net operating expense for the portfolio would be 0.25%. For more information, please see the prospectus for the portfolio.

5For portfolios that have not commenced operations or have inception dates of less than six months before December 31, 2008, expenses are estimated.

6Capital Research Management Company voluntarily waived a portion of its management fee from September 1, 2004 through December 31, 2008. The fees shown in the table do not reflect this waiver. See the financial highlights table in the American Funds Insurance Series’ prospectus or annual report for further information.

7The table reflects the fees and expenses of the master and feeder portfolios. The Adviser has contractually limited other ordinary expenses at the feeder portfolio level to 0.03% until May 1, 2010, and the table reflects this limit. Other portfolio level expenses consist of operating expenses of the portfolio, excluding adviser fees, 12b-1 fees, transfer agent fees, blue sky fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.

8The Adviser has contractually agreed to waive its management fee of 0.05% of average annual net assets until May 1, 2010. The fees shown in the table do not reflect this waiver. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the American Diversified Growth and Income, American Fundamental Holdings and American Global Diversification portfolios would be 1.27%, 1.04% and 1.27%, respectively.

9T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for certain portfolios. This waiver is based on the combined average daily net assets of these portfolios and the following funds of John Hancock Funds II: Blue Chip Growth, Equity-Income, Mid Value, Small Company Value, Spectrum Income and Real Estate Equity portfolios. The John Hancock Funds II portfolios are not offered under your policy. Based on the combined average daily net assets of the portfolios, the percentage fee reduction (as a percentage of the subadvisory fee) is as follows: 0% for the first $750 million, 5% for the next $750 million, 7.5% for the next $1.5 billion, and 10% if over $3 billion. The Adviser has also voluntarily agreed to reduce the advisory fee for each portfolio by the amount that the subadvisory fee is reduced. These voluntary fee waivers may be terminated by T. Rowe Price or the Adviser at any time. The fees shown in the table do not reflect these waivers. For more information, please see the prospectus for the underlying portfolios.

10Other Expenses reflect an estimated expense based on a new custody fee pursuant to an agreement between the Trust and its custodian, which became effective on April 1, 2009.

11The Adviser has contractually agreed to reimburse ordinary expenses of the portfolio that exceed 0.02% of the average annual net assets of the portfolio. Expenses include all expenses of the portfolio except 12b-1 fees, underlying portfolio expenses, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated any time after May 1, 2010. The fees shown in the table do not reflect this reimbursement. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the portfolio would be 0.59%. For more information, please see the prospectus for the underlying portfolio.

10

12The Adviser has contractually agreed to reimburse ordinary expenses of the portfolio that exceed 0.70% of the average annual net assets of the portfolio. Expenses include all expenses of the portfolio except 12b-1 fees, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This contractual reimbursement will be in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the Trust. The fees shown in the table do not reflect this reimbursement. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the portfolio would be 0.75%. For more information, please see the prospectus for the underlying portfolio.

13The Adviser has contractually agreed to limit ordinary portfolio expenses to 0.025% until May 1, 2010. Portfolio expenses include advisory fees and other ordinary operating expenses of the portfolio, but exclude 12b-1fees, underlying fund expenses, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The fees shown in the table do not reflect this waiver. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the portfolio would be 0.91%. For more information, please see the prospectus for the underlying portfolio.

14The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the portfolio does not exceed 0.45% of the portfolio’s average net assets. This advisory fee waiver will remain in place until May 1, 2010. The fees shown in the table do not reflect this waiver. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the Global, International Value and Small Cap Opportunities portfolios would be 0.96%, 0.98% and 1.11%, respectively. For more information, please see the prospectus for the underlying portfolios.

15The Adviser has contractually agreed to reduce its advisory fee for a class of shares of the portfolio in an amount equal to the amount by which the ordinary expenses of such class of the portfolio exceed the expense limit (as a percentage of the average annual net assets of the portfolio attributable to the class) of 0.15% and, if necessary, to remit to that class of the portfolio an amount necessary to ensure that such expenses do not exceed that expense limit. Ordinary expenses means all the expenses of a class of a portfolio excluding advisory fees, 12b-1 fees, transfer agency fees and service fees, blue sky fees, taxes, portfolio brokerage commissions, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business. This contractual reimbursement will be in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the portfolio. The fees shown in the table do not reflect this reimbursement. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the portfolio would be 0.96%. For more information, please see the prospectus for the underlying portfolio.

16Management Fees for the PIMCO VIT All Asset portfolio reflect an advisory fee and supervisory and administrative fee payable by the portfolio to Pacific Investment Management Company LLC (“PIMCO”). Other Expenses reflect a service fee of 0.20%. Acquired Fund fees and expenses for the portfolio are based upon an allocation of the portfolio’s assets among the underlying portfolios and upon the total annual operating expenses of the Institutional Class of these underlying portfolios. Acquired Fund fees and expenses will vary with changes in the expenses of the underlying portfolios, as well as allocation of the portfolio’s assets, and may be higher or lower than those shown in the table. For a listing of the expenses associated with each underlying portfolio for the most recent fiscal year, please refer to the prospectus for the underlying portfolio. PIMCO has contractually agreed through May 1, 2010 to reduce its advisory fee to the extent that the underlying portfolio expenses attributable to advisory, supervisory and administrative fees exceed 0.64% of the total assets invested in the underlying portfolios. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. This expense reduction is implemented based on a calculation of Acquired Fund fees and expenses attributable to advisory, supervisory and administrative fees that are different from the calculation of Acquired Fund fees and expenses shown in the table. The fees in the table do not reflect this expense reduction. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the portfolio would be 1.62%. For more information, please see the prospectus for the underlying portfolio.

17Other Expenses reflect the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales.

11

Table of Investment Options and Investment Subadvisers

When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Trust (the “Trust” or “JHT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) with respect to the PIMCO VIT All Asset portfolio) and hold the shares in a subaccount of the Separate Account. The Fee Tables show the investment management fees, Rule 12b-1 fees and other operating expenses for these portfolio shares as a percentage (rounded to two decimal places) of each portfolio’s average net assets for 2008, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select.

The John Hancock Trust and the PIMCO Trust are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.

Each of the American Asset Allocation, American Blue Chip Income and Growth, American Bond, American Diversified Growth and Income, American Global Diversification, American Growth-Income, American Growth, American New World, American Fundamental Holdings, and American International portfolios invests in shares of the corresponding investment portfolio of the Trust and is subject to a 0.60% Rule 12b-1 fee. The American Asset Allocation, American Growth, American International, American Growth-Income, American New World, American Blue Chip Income and Growth and American Bond portfolios operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the “American” portfolios of the Trust for the marketing support services it provides.

The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. The amount of this compensation is based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.

The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment option.

The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios’ investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund.

12

The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.

The portfolios available under the policies are as described in the following table:

Portfolio	Portfolio Manager	Investment Objective and Strategy
500 Index	MFC Global Investment Management (U.S.A.) Limited

To seek to approximate the aggregate total return of a broad-based U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index* and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the portfolio’s investments in certain instruments, such as index futures, total return swaps and exchanged traded portfolios (“ETFs”) have similar economic characteristics to investments that are in the S&P 500 Index.

500 Index B	MFC Global Investment Management (U.S.A.) Limited

To seek to approximate the aggregate total return of a broad-based U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index* and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the portfolio’s investments in certain instruments, such as index futures, total return swaps and exchanged traded portfolios (“ETFs”) have similar economic characteristics to investments that are in the S&P 500 Index.

Active Bond	Declaration Management & Research LLC/ MFC Global Investment Management (U.S.), LLC

To seek to provide income and capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments.

All Cap Core	Deutsche Investment Management Americas Inc.

To seek long-term growth of capital. Under normal market conditions, the portfolio invests in common stocks, other equity securities and other asset classes of those companies within the Russell 3000 Index.*

All Cap Growth	Invesco AIM Capital Management, Inc.

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests its assets principally in common stocks of companies of all market capitalizations. The subadviser focuses on stocks of companies exhibiting long-term sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations.

All Cap Value	Lord, Abbett & Co., LLC

To seek capital appreciation. Under normal market conditions, the portfolio invests in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The portfolio will invest at least 50% of its net assets in equity securities of large, seasoned companies with

13

market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index.* This range varies daily. The portfolio will invest the remainder of its assets in mid-sized and small company securities.
Alpha Opportunities	Wellington Management Company, LLP

To seek long-term total return. The portfolio employs a “multiple sleeve structure” which means the portfolio has several components that are managed separately in different styles. The portfolio seeks to attain its objective by combining these different component styles into a single portfolio.

American Asset Allocation	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term. The portfolio invests all of its assets in Class 1 shares of the master fund, the Asset Allocation Fund, a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments. In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody’s and BB or below by S&P or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.” The master fund is designed for investors seeking above-average total return.

American Blue Chip Income and Growth	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index*) and to provide an opportunity for growth of principal consistent with sound common stock investing. The portfolio invests all of its assets in Class 1 shares of the master fund, the Blue Chip Income and Growth portfolio, a series of American Funds Insurance Series. The master portfolio invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The master fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, as long as they are listed or traded in the U.S. The master portfolio will invest, under normal market conditions, at least 90% of its assets in equity securities. The portfolio is designed for investors seeking both income and capital appreciation.

American Bond	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to maximize current income and preserve capital. The portfolio invests all of its assets in Class 1 shares of the master fund, the Bond portfolio, a series of American Funds Insurance Series. The master fund normally invests at least 80% of its net assets (plus borrowing for investment purposes) in bonds. The master fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in bonds that are rated Ba 1 or below by Moody’s and BB+ or below by S&P or that are unrated but determined to be of equivalent quality (so called “junk bonds”). It may invest in bonds of issuers domiciled outside the U.S. The portfolio may also invest up to 20% of its assets in preferred stocks, including convertible and non-convertible preferred stocks. The portfolio is designed for investors seeking

14

income and more price stability than stocks, and capital preservation over the long term.
American Diversified Growth and Income	MFC Global Investment Management (U.S.A.) Limited

To seek long term growth of capital and income. The portfolio invests in underlying portfolios as well as other types of investments. Under normal market conditions, the portfolio will generally invest between 70% and 80% of its assets in equity securities, which include securities held by the underlying portfolios, and between 20% and 30% of its assets in fixed income securities, which include securities held by the underlying portfolios.

American Fundamental Holdings	MFC Global Investment Management (U.S.A.) Limited

To seek long term growth of capital. The portfolio invests in underlying portfolios as well as other types of investments. The portfolio operates as a fund of funds and currently invests primarily in four underlying portfolios of the American Funds Insurance Series: Bond portfolio, Growth portfolio, Growth-Income portfolio, and International portfolio. The portfolio is permitted to invest in six other underlying portfolios of the American Funds Insurance Series: Asset Allocation portfolio, Blue Chip Income and Growth portfolio, Global Growth portfolio, Global Small Capitalization portfolio, High-Income Bond portfolio, and New World portfolio as well as other underlying portfolios. When purchasing shares of the American Funds Insurance Series, the portfolio only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

American Global Diversification	MFC Global Investment Management (U.S.A.) Limited

To seek long term growth of capital. The portfolio invests in underlying portfolios as well as other types of investments. Under normal market conditions, the portfolio will invest a significant portion of its assets in securities, which include securities held by the underlying portfolios, that are located outside of the U.S.

American Growth	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to make the shareholders’ investment grow. The portfolio invests all of its assets in Class 1 shares of the master fund, the Growth portfolio, a series of American Funds Insurance Series. The Growth portfolio invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth portfolio may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada. In seeking to pursue its investment objective, the portfolio may invest in the securities of issuers representing a broad range of market capitalizations. The portfolio is designed for investors seeking capital appreciation through stocks. Investors in the portfolio should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

American Growth–Income	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to make the shareholders’ investments grow and to provide the shareholder with income over time. The portfolio invests all of its assets in Class 1 shares of the master portfolio, the Growth-Income portfolio, a series of American Funds Insurance Series. The Growth-Income portfolio invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income portfolio may invest up to 15% of its assets in securities of issuers domiciled outside the U.S. and not included in the S&P 500

15

Index.* The portfolio is designed for investors seeking both capital appreciation and income.
American International	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to make the shareholders’ investment grow. The portfolio invests all of its assets in Class 1 shares of the master fund, the International portfolio, a series of American Funds Insurance Series. The International portfolio invests primarily in common stocks of companies located outside the U.S. The portfolio is designed for investors seeking capital appreciation through stocks. Investors in the portfolio should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

American New World	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to make the shareholders’ investment grow over time. The portfolio invests all of its assets in Class 1 shares of the master fund, the New World portfolio, a series of American Funds Insurance Series. The New World portfolio invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The New World portfolio may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. Under normal market conditions, the portfolio will invest at least 35% of its assets in equity and debt securities of issuers primarily based in what the subadviser deems qualified countries that have developing economies and/or markets. In addition, the portfolio may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (“junk bonds”) and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The portfolio may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Balanced	T. Rowe Price Associates, Inc.

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests in both equity and fixed-income securities. The portfolio employs growth, value and core approaches to allocate its assets among stocks of small, medium and large-capitalization companies in both the U.S. and foreign countries. The portfolio may purchase a variety of fixed income securities, including investment grade and below investment grade debt securities with maturities that range from short to longer term, as well as cash. Under normal market conditions, 55-75% of the portfolio will be invested in equity securities and 25-45% of the portfolio will be invested in fixed-income securities. The precise mix of equity and fixed-income securities will depend on the subadviser’s outlook for the markets and generally reflect the subadviser’s long-term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets, and its assessment of the relative attractiveness of each asset class.

Blue Chip Growth	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is a secondary objective. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings

16

for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.
Capital Appreciation	Jennison Associates, LLC

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 65% of its total assets in equity and equity related securities of companies that, at the time of investment, exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium to large-capitalization companies.

Capital Appreciation Value	T. Rowe Price Associates, Inc.

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the portfolio’s total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, foreign securities, futures and options. The portfolio may invest up to 20% of its total assets in foreign securities.

Core Allocation Plus	Wellington Management Company, LLP

To seek total return, consisting of long-term capital appreciation and current income. Under normal market conditions, the portfolio invests in equity and fixed income securities of issuers located within and outside the U.S. The portfolio will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities, based upon the subadviser’s targeted asset mix, which may change over time. Under normal circumstances, the targeted asset mix may range between 50%-75% equity instruments and 25%-50% fixed income instruments and will generally reflect the subadviser’s long term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

Core Bond	Wells Capital Management, Incorporated

To seek total return consisting of income and capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments. The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The portfolio may also invest in unrated bonds that the subadviser believes are comparable to investment grade debt securities.

Core Strategy	MFC Global Investment Management (U.S.A.) Limited	To seek long term growth of capital. Current income is also a consideration. Under normal market conditions, the portfolio invests in a number of the other index portfolios of JHT. The

17

portfolio invests approximately 70% of its total assets in underlying portfolios which invest primarily in equity securities and approximately 30% of its total assets in underlying portfolios which invest primarily in fixed income securities.
Disciplined Diversification	Dimensional Fund Advisors LP

To seek total return consisting of capital appreciation and current income. Under normal market conditions, the portfolio invests primarily in equity securities and fixed-income securities of domestic and international issuers, including equities of issuers in emerging markets, in accordance with the following range of allocations:

Target Allocation

Equity Securities: 70% - Range of Allocation 65%-75%

Fixed-Income Securities: - Range of Allocation 25%-35%

The portfolio may invest outside these ranges and may invest defensively during unusual or unsettled market conditions.

Emerging Small Company	RCM Capital Management, LLC

To seek long term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index* or the S&P Small Cap Index.*

Equity-Income	T. Rowe Price Associates, Inc.

Seeks to provide substantial dividend income and also long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

Financial Services	Davis Selected Advisers, L.P.

To seek growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that, at the time of investment, are principally engaged in financial services.

Franklin Templeton Founding Allocation	MFC Global Investment Management (U.S.A.) Limited

To seek long-term growth of capital. The portfolio operates as a fund of funds and invests in other portfolios and in other investment companies as well as other types of investments. The portfolio currently invests primarily in three underlying portfolios: Global, Income and Mutual Shares portfolios, as described in the JHT prospectus. The portfolio may purchase any portfolios except other JHT funds of funds and the American feeder funds. When purchasing shares of other JHT funds, the Franklin Templeton Founding Allocation Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

Fundamental Value	Davis Selected Advisers, L.P.

To seek growth of capital. Under normal market conditions, the portfolio invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The portfolio may also invest in companies with smaller capitalizations.

18

Global	Templeton Global Advisors Limited	To seek long-term capital appreciation. Under normal market conditions, the portfolio invests primarily in the equity securities of companies located throughout the world, including emerging markets.
Global Allocation	UBS Global Asset Management (Americas) Inc.

To seek total return, consisting of long-term capital appreciation and current income. Under normal market conditions, the portfolio invests in equity and fixed income securities of issuers located within and outside the U.S. The portfolio will allocate its assets between fixed income securities and equity securities.

Global Bond	Pacific Investment Management Company LLC

To seek maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

Global Real Estate	Deutsche Investment Management Americas Inc.

To seek a combination of long-term capital appreciation and current income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. real estate investments (“REITs”), foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The portfolio will be invested in issuers located in at least three different countries, including the U.S.

Health Sciences	T. Rowe Price Associates, Inc.

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

High Yield	Western Asset Management Company

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S. Government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality): Corporate Bonds, Preferred Stocks and Convertible Securities

Rating Agency
		Moody’s 38	Ba through C
		S&P 51	BB through D

19

International Core	Grantham, Mayo, Van Otterloo & Co, LLC

To seek high total return. Under normal market conditions, the portfolio invests at least 80% of its total assets in equity investments. The portfolio typically invests in equity investments in companies from developed markets outside the U.S. The portfolio seeks to achieve its objective by outperforming its benchmark, the MSCI EAFE Index.*

International Equity Index A	SSgA Funds Management, Inc.

To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets. Under normal market conditions, the portfolio invests at least 80% of its assets in securities listed in the MSCI All CountryWorld Ex U.S. Index* or American Depository Receipts or Global Depository Receipts representing such securities.

International Opportunities	Marsico Capital Management, LLC

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The portfolio may invest in companies of any size throughout the world. The portfolio invests in issuers from at least three different countries not including the U.S. The portfolio may invest in common stocks of companies economically tied to emerging markets. Some issuers or securities in the portfolio may be based in or economically tied to the U.S.

International Small Cap	Franklin Templeton Investment Corp.

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

International Value	Templeton Investment Counsel, LLC	To seek long-term growth of capital. Under normal market conditions, the portfolio invests primarily in equity securities of companies located outside the U.S., including in emerging markets.
Investment Quality Bond	Wellington Management Company, LLP

To provide a high level of current income consistent with the maintenance of principal and liquidity. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The portfolio will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

Large Cap	UBS Global Asset Management (Americas) Inc.

To seek to maximize total return, consisting of capital appreciation and current income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. large capitalization companies. The portfolio defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the portfolio’s benchmark, the Russell 1000 Index.*

Large Cap Value	BlackRock Investment Management, LLC	To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus

20

any borrowings for investment purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index.* The portfolio will seek to achieve its investment objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. The portfolio will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations.
Lifestyle Aggressive	MFC Global Investment Management (U.S.A.) Limited

To seek long-term growth of capital. Current income is not a consideration. The portfolio operates as a fund of funds and, except as otherwise described below, generally invests approximately 100% of its assets in underlying portfolios that invest primarily in equity securities.

Lifestyle Balanced	MFC Global Investment Management (U.S.A.) Limited

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The portfolio operates as a fund of funds and generally invests approximately 40% of its assets in underlying portfolios that invest primarily in fixed income securities and approximately 60% in underlying portfolios that invest primarily in equity securities.

Lifestyle Conservative	MFC Global Investment Management (U.S.A.) Limited

To seek a high level of current income with some consideration given to growth of capital. The portfolio operates as a fund of funds and generally invests approximately 80% of its assets in underlying portfolios that invest primarily in fixed income securities and approximately 20% in underlying portfolios that invest primarily in equity securities.

Lifestyle Growth	MFC Global Investment Management (U.S.A.) Limited

To seek long-term growth of capital. Current income is also a consideration. The portfolio operates as a fund of funds and, except as otherwise described below, generally invests approximately 20% of its assets in underlying portfolios that invest primarily in fixed income securities and approximately 80% in underlying portfolios that invest primarily in equity securities.

Lifestyle Moderate	MFC Global Investment Management (U.S.A.) Limited

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income. The portfolio operates as a fund of funds and, except as otherwise described below, generally invests approximately 60% of its assets in underlying portfolios that invest primarily in fixed income securities and approximately 40% in underlying portfolios that invest primarily in equity securities.

Mid Cap Index	MFC Global Investment Management (U.S.A.) Limited

To seek to approximate the aggregate total return of a mid-cap U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P MidCap 400 Index* and (b) securities (which may or may not be included in the S&P MidCap 400 Index) that the subadviser believes as a group will behave in a manner similar to the index.

Mid Cap Intersection	Wellington Management Company, LLP	To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus

21

any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the portfolio, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell MidCap Index* or the S&P MidCap 400 Index.*
Mid Cap Stock	Wellington Management Company, LLP

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the portfolio, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell MidCap Index* or the S&P MidCap 400 Index.*

Mid Value	T. Rowe Price Associates, Inc.

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets in companies with market capitalizations that are within the S&P MidCap 400 Index* or the Russell MidCap Value Index*. The portfolio invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

Money Market	MFC Global Investment Management (U.S.A.) Limited

To seek to obtain maximum current income consistent with preservation of principal and liquidity. Under normal market conditions, the portfolio invests in high quality, U.S. dollar denominated money market instruments. Certain market conditions may cause the return of the portfolio to become low or possibly negative.

Natural Resources	Wellington Management Company, LLP

To seek long-term total return. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

Optimized All Cap	MFC Global Investment Management (U.S.A.) Limited

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 65% of its total assets in equity securities of U.S. companies. The portfolio will focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

Optimized Value	MFC Global Investment Management (U.S.A.) Limited

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 65% of its total assets in equity securities of U.S. companies with the potential for long-term growth of capital, with a market capitalization range, at the time of investment, equal to that of the portfolio’s benchmark, the Russell 1000 Value Index.*

Pacific Rim	MFC Global Investment	To seek to achieve long-term growth of capital. Under normal

22

	Management (U.S.A.) Limited	market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region, including emerging markets, that have attractive long-term prospects for growth of capital. Current income from dividends and interest will not be an important consideration in the selection of portfolio securities.
PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available for sale)	Pacific Investment Management Company LLC

To seek maximum real return consistent with preservation of real capital and prudent investment management. The portfolio invests primarily in a diversified mix of: (a) common stocks of large and mid sized U.S. companies, and (b) bonds with an overall intermediate term average maturity.

Real Estate Securities	Deutsche Investment Management Americas Inc.

To seek to achieve a combination of long-term capital appreciation and current income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investments and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

Real Return Bond	Pacific Investment Management Company LLC

To seek maximum real return, consistent with preservation of real capital and prudent investment management. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. Governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Science & Technology	T. Rowe Price Associates, Inc. RCM Capital Management LLC

To seek long-term growth of capital. Current income is incidental to the portfolio’s objective. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

Small Cap Growth	Wellington Management Company, LLP

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the portfolio, “small-cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index* or the S&P SmallCap 600.*

Small Cap Opportunities	Invesco AIM Capital Management, Inc. & Dimensional Fund Advisors LP

To seek long-term capital appreciation. Under normal market conditions, Invesco AIM Capital Management, Inc. invests at least 80% of its subadvised net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Dimensional Fund Advisors LP generally will invest

23

its subadvised net assets in a broad and diverse group of readily marketable common stocks of small and mid cap companies traded on a principal U.S. exchange or on the over-the-counter market that Dimensional Fund Advisers LP determines to be value stocks at the time of purchase.
Small Cap Index	MFC Global Investment Management (U.S.) LLC

To seek to approximate the aggregate total return of a small cap U.S. domestic equity market index. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Russell 2000 Index* and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes as a group will behave in a manner similar to the index.

Small Cap Value	Wellington Management Company, LLP

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the portfolio, “small-cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index* or the S&P Small Cap 600 Index.*

Small Company Value	T. Rowe Price Associates, Inc.

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index.* The portfolio invests in small companies whose common stocks are believed to be undervalued.

Strategic Bond	Western Asset Management Company

To seek a high level of total return consistent with preservation of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.

Strategic Income	MFC Global Investment Management (U.S.) LLC

To seek a high level of current income. Under normal market conditions, the portfolio invests at least 80% of its assets in the following types of securities: foreign government and corporate debt securities from developed and emerging markets, U.S. Government and agency securities, and domestic high-yield bonds.

Total Return	Pacific Investment Management Company LLC

To seek maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the portfolio invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

Total Stock Market Index	MFC Global Investment Management (U.S.A.) Limited	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any

24

borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Wilshire 5000 Total Market Index* and (b) securities (which may or may not be included in the Wilshire 5000 Total Market Index) that the subadviser believes as a group will behave in a manner similar to the index.
U.S. Government Securities	Western Asset Management Company

To obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The portfolio may invest the balance of its assets in non-U.S Government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.

U.S. High Yield Bond	Wells Capital Management Incorporated

To seek total return with a high level of current income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities (sometimes referred to as “junk bonds” or high yield securities). The portfolio also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

Utilities	MFS Investment Management

To seek capital growth and current income (income above that available from the portfolio invested entirely in equity securities). Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies (including emerging markets).

Value	Van Kampen Investments

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. Under normal market conditions, the portfolio invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell MidCapValue Index.*

*“Wilshire 5000 Total Market Index®” is a trademark of Wilshire Associates. “MSCI All Country World Ex US Index” is a trademark of Morgan Stanley & Co. Incorporated. “Russell 1000,®” “Russell 2000,®” “Russell 1000 Value,®” “Russell 3000,®” “Russell MidCap,®” and “Russell MidCap Value®” are trademarks of Frank Russell Company.“S&P 500,®” “S&P MidCap 400,®” and “S&P SmallCap 600®” are trademarks of The McGraw-Hill Companies, Inc. None of the portfolios are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the portfolios.

The indices referred to in the portfolio descriptions track companies having the ranges of approximate market capitalization, as of February 28, 2009, set out below:

  Wilshire 5000 Total Market Index — $1 million to $385 billion

  MSCI All CountryWorld Ex US Index — $199 million to $176 billion

  MSCI EAFE Index — $199 million to $126 billion

25

  Russell 1000 Index — $41 million to $337.9 billion

  Russell 1000 Value Index — $41 million to $337.9 billion

  Russell 2000 Index — $3.2 million to $3.7 billion

  Russell 3000 Index — $3 million to $337.9 billion

  Russell MidCap Index — $41 million to $13.8 billion

  Russell MidCap Value Index — $41 million to $13.8 billion

  S&P 500 Index — $224 million to $337.9 billion

  S&P MidCap 400 Index — $42 million to $4.6 billion

  S&P SmallCap 600 Index — $200 million to $1 billion

**The Barclays Capital U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market) is a bond index that relies on indicators such as quality, liquidity, term and duration as relevant measures of performance.

26

POLICY SUMMARY

General

The policy is a flexible premium variable life insurance policy. This summary provides a general description of the important features of the policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise stated or implied by the context, the discussions in this prospectus assume that the policy is not in default, that there is no outstanding Policy Debt, and the death benefit is not determined by the Minimum Death Benefit percentage. Your policy’s provisions may vary in some states and the terms of the policy and any endorsement or riders supersede the disclosure in this prospectus.

Death Benefits

There are two death benefit options. Under Option 1, the death benefit is the Face Amount of the policy at the date of death. Under Option 2, the death benefit is the Face Amount plus the Policy Value of the policy at the date of death. If on the date of death of the Life Insured, the policy is being kept in force under the No-Lapse Guarantee provision, the death benefit will be the Face Amount of the policy only. The actual death benefit will be the greater of the death benefit under the applicable death benefit option or the Minimum Death Benefit. The Minimum Death Benefit is on any date the Policy Value on that date multiplied by the applicable Minimum Death Benefit percentage for the Attained Age of the Life Insured. A table of Minimum Death Benefit Percentages is located under “Death Benefits – Minimum Death Benefit.” You may change the death benefit option and increase or decrease the Face Amount subject to the limitations described in this prospectus.

Optional Term Rider

The policy may be issued with an optional Term Insurance Rider which provides an additional insurance amount which is level term life insurance. The benefit of the Term Insurance Rider is that the cost of insurance will always be less than or equal to the cost of insurance under the policy. However, unlike the death benefit under the policy, the death benefit under the Term Insurance Rider is not protected by the No-Lapse Guarantee after the second Policy Year and terminates at age 100.

Cash Value Enhancement Riders

The policy may be issued with one of two optional cash value enhancement riders. The benefit of these riders is that the Cash Surrender Value of a policy is enhanced during the period for which surrender charges are applicable. Under the Cash Value Enhancement Rider, the enhancement is provided by reducing the surrender charge that would otherwise have applied upon policy surrender or lapse. The Cash Value Enhancement Rider does not apply to reduce surrender charges payable upon decreases in Face Amount or partial withdrawals. Under the Cash Value Enhancement Plus Rider, there will be no surrender charge. The decision to add one of these two riders must be made at issuance of the policy and, once made, is irrevocable. Adding either of these riders may result in different premium and asset-based risk charges under the policy.

Return of Premium Rider

If death benefit Option 1 is elected, the policy may be issued with an optional Return of Premium Rider. This rider provides an additional death benefit payable upon the death of the Life Insured after the Company receives due proof of death. The Return of Premium death benefit is equal to the initial premium. Any subsequent premiums will increase the Return of Premium death benefit at the time of the premium payment by the amount of the premium. Any partial withdrawal will reduce the Return of Premium death benefit at the time of withdrawal by an amount equal to the withdrawal plus any applicable surrender charge (except that the rider death benefit will not be reduced to less than zero). The Return of Premium Rider death benefit is not protected by the No-Lapse Guarantee after the second Policy Year.

Premiums

You may pay premiums at any time and in any amount, subject to certain limitations as described under “Premium Payments — Subsequent Premiums.” Net Premiums will be allocated, according to your instructions and at the Company’s discretion, to one or more of our Fixed Account and the sub-accounts of the Separate Account. You may change your allocation instructions at any time. You may also transfer amounts among the Fixed Account and the sub-accounts of the Separate Account.

Policy Value

The policy has a Policy Value which reflects premiums paid, certain charges for expenses and cost of insurance, and the investment performance of our Fixed Account and the sub-accounts of the Separate Account.

Policy Loans

You may borrow an amount not to exceed the Maximum Loanable Amount. Loan interest at a rate of 5.25% during the first ten Policy Years and 4% thereafter is due on each Policy Anniversary. We will deduct all outstanding Policy Debt from proceeds payable at the Life Insured’s death or upon surrender of the policy.

Surrender and Partial Withdrawals

You may make a partial withdrawal of your Policy Value. A partial withdrawal may result in a reduction in the Face Amount of or the death benefit under the policy and an assessment of a portion of the surrender charges to which the policy is subject.

You may surrender your policy for its Net Cash Surrender Value at any time while the Life Insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charge and outstanding monthly deductions due minus the Policy Debt.

Lapse and Reinstatement

Unless the No-Lapse Guarantee Cumulative Premium Test has been met, your policy will lapse and terminate without value when its Net Cash Surrender Value is insufficient to pay the next monthly deduction, and a grace period of 61 days expires without your having made an adequate payment.

27

The policies differ in two important respects from conventional life insurance policies. First, the failure to make planned premium payments will not in itself cause a policy to lapse. Second, a policy can lapse even if planned premiums have been paid.

You may reinstate a lapsed policy at any time within the five year period following lapse, provided the policy was not surrendered for its Net Cash Surrender Value. We will require evidence of insurability along with a certain amount of premium as described under “Lapse and Reinstatement — Reinstatement.”

Charges and Deductions

We assess certain charges and deductions in connection with the policy. These include:

•	charges deducted from premiums paid;

•	monthly deductions for administration, asset-based risk, cost of insurance, and Face Amount charges;

•	charges assessed on surrender or lapse; and

•	if applicable, a charge for any supplementary benefits added to the policy.

These charges are summarized in the Fee Tables. We may allow you to request that the sum of the charges assessed monthly for the cost of insurance, Face Amount, and administrative charges be deducted from the Fixed Account, or from one or more of the sub-accounts of the Separate Account.

In addition, there are charges deducted from each portfolio. These charges are summarized in the Fee Tables.

The policy may be issued with either one of the two optional cash value enhancement riders which we offer. In the case of the Cash Value Enhancement Rider, the surrender charge is reduced upon the surrender or lapse of a policy. In the case of the Cash Value Enhancement Plus Rider, the surrender charge is eliminated. If a policy is issued with either of these riders, it will have different premium charges and the same or higher asset-based risk charges as noted under the Fee Tables.

Investment Options and Investment Subadvisers

You may allocate Net Premiums to the Fixed Account or to one or more of the sub-accounts of the Separate Account. Each of the sub-accounts invests in the shares of one of the portfolios described in the Table of Investment Options and Investment Subadvisers.

The Table of Investment Options and Investment Subadvisers shows the subadvisers that provide investment subadvisory services.

Allocating Net Premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating Net Premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your policy will be more volatile since these investment options may react similarly to business or market specific events.

Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial adviser.

Investment Management Fees and Expenses

Each sub-account of the Separate Account purchases shares of one of the portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses of the portfolios. The fees and expenses for each portfolio are described in the portfolio prospectuses.

GENERAL INFORMATION ABOUT JOHN HANCOCK USA, RATINGS AND THE SEPARATE ACCOUNT

Description of John Hancock USA

John Hancock Life Insurance Company (U.S.A.) (“JHUSA” or “the Company”) is a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company (“Manufacturers Life”) and its subsidiaries, collectively known as Manulife Financial.

We are ranked and rated by independent financial rating services, which may include Moody’s, Standard & Poor’s, Fitch and A.M. Best. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the company, but they do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio. These ratings do not apply to the safety and performance of the Separate Account.

Description of Separate Account A

The Investment accounts shown on page 1 are in fact sub-accounts of Separate Account A (the “Separate Account”), a separate account operated by us under Michigan law.

The Separate Account’s assets are our property. Each policy provides that amounts we hold in the Separate Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can’t be used to pay an indebtedness of John Hancock USA other than those arising out of policies that use the Separate Account. However, all obligations under the policies are corporate obligations of the Company.

28

New subaccounts may be added and made available to policy owners from time to time. Existing sub-accounts may be modified or deleted at any time.

ISSUING A POLICY

Requirements

To purchase a policy, you must submit a completed application. Your policy will not be issued until the underwriting process is completed to our satisfaction.

With our prior approval, the policy may be issued on a basis that does not take into account the Life Insured’s sex. A policy will only be issued on the lives of insureds from issue ages 0 through 90.

Each policy has a Policy Date, an Effective Date and an Issue Date (see “Definitions” in Appendix A).

The Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are determined. The Effective Date is the date the Company becomes obligated under the policy and when the first monthly deductions are deducted from your Policy Value. The Issue Date is the date from which Suicide and Validity provisions of the policy are measured.

If your application is not accompanied by a check for your initial premium and no request to backdate the policy has been made:

•	the Policy Date and the Effective Date will be the date the Company receives the check at its Service Office, and

•	the Issue Date will be the date the Company issues the policy.

The initial premium must be received within 60 days after the Issue Date, and the Life Insured must be in good health on the date the initial premium is received. If the premium is not paid or if the application is rejected, the policy will be cancelled and any partial premiums will be returned to the applicant.

Minimum Initial Face Amount. We will generally issue a policy only if it has a Face Amount of at least $100,000.

Backdating a Policy. Upon request and under limited circumstances, we may backdate a policy, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a policy be backdated earlier than the earliest date allowed by state law, which is generally three months to one year prior to the date of application for the policy. Monthly deductions will be made for the period the Policy Date is backdated. Regardless of whether or not the policy is backdated, Net Premiums received prior to the Effective Date of the policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market portfolio.

As of the Effective Date, the premiums paid plus interest credited, net of the premium charge, will be allocated among the investment options and/or the Fixed Account, in accordance with the policy owner’s instructions unless such amount is first allocated to the Money Market portfolio for the duration of the Right to Examine period.

Temporary Insurance Agreement

Temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement, subject to our insurance practices. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. It is issued on a conditional receipt basis, which means that any benefits would only be paid if the Life Insured met our usual and customary underwriting standards for the coverage applied for.

The acceptance of an application is subject to our underwriting rules, and we reserve the right to request additional information or to reject an application for any reason. Persons failing to meet standard underwriting classifications may be eligible for a policy with an Additional Rating assigned to it.

Right to Examine the Policy

You may return your policy for a refund within 10 days after you receive it. Some states provide a longer period of time for this right, which will be stated in the policy, if applicable. During the “Right to Examine the Policy Period” premiums may be allocated to the Money Market portfolio. After this period has expired, we will allocate among the investment options and/or Fixed Account in accordance with your instructions.

If you elect to cancel the policy under this provision, the policy must be mailed or delivered to the Company agent who sold it to you, or to our Service Office. Immediately upon such delivery or mailing, the policy shall be deemed void from the beginning. Within seven days after receipt of the returned policy at our Service Office, we will refund to the policy owner an amount equal to either:

29

(1)	the amount of all premiums paid, less any partial withdrawals or policy loans, or

(2)	the value of the amount allocated to the Separate Account and the Fixed Account as of the date the returned policy is received by us plus all charges deducted prior to that date, not including fees and expenses of the portfolio, minus any partial withdrawals made and policy loans taken.

Whether the amount described in (1) or (2) is refunded depends on the requirements of the applicable state.

If you request an increase in Face Amount which results in new surrender charges, you will have the same rights as described above to cancel the increase. If canceled, the premiums paid during the Right to Examine period will be refunded, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

We reserve the right to delay the refund of any premium paid by check until the check has cleared.

(Applicable to Residents of California Only)

Residents of California, age 60 and greater, may return the policy for a refund at any time within 30 days after receiving it. The policy can be mailed or delivered to the Company’s agent who sold it, or to our Service Office. If you cancel the policy during this 30 day period and your premiums were allocated to a Fixed Account or the Money Market portfolio, we will refund you the amount of all premiums paid. If your premiums were allocated to one or more of the Investment Accounts (other than the Money Market portfolio), we will refund you the value of amounts in the Investment Accounts and the Fixed Account on the date we receive the returned policy plus all charges deducted prior to that date, not including the fees and expenses of the portfolios, minus any partial withdrawals and policy loans. Your premiums will be placed in either (a) the Fixed Account, (b) the Money Market portfolio or (c) in one or more of the Investment Accounts, based upon your instructions. If no instructions are given, your premiums will be placed in the Money Market portfolio.

Life Insurance Qualification

A policy must satisfy either one of two tests to qualify as a life insurance contract as defined in Section 7702 of the Internal Revenue Code of 1986, as amended (the “Code”). At the time of application, you must choose either the Cash Value Accumulation Test (“CVA Test”) or the Guideline Premium Test (“GP Test”). The test cannot be changed once the policy is issued.

Cash Value Accumulation Test. Under the CVA Test the Policy Value may not at any time exceed the Net Single Premium required to fund future policy benefits, assuming guaranteed charges and 4% net interest. The Net Single Premium is the one payment that would be needed on a specific date to fund future policy benefits, assuming guaranteed charges and 4% net interest. To ensure that a policy meets the CVA Test, we will generally increase the death benefit, temporarily, to the required minimum amount. However, we reserve the right to require evidence of insurability should a premium payment cause the death benefit to increase by more than the premium payment amount. Any excess premiums will be refunded to you.

Guideline Premium Test. Under the GP Test, the sum of premiums paid into the policy may not at any time exceed the Guideline Premium Limitation as of such time. The Guideline Premium Limitation is, as of any date, the greater of:

•	the Guideline Single Premium, or

•	the sum of the Guideline Level Premiums to such date.

If you elected this test, the Guideline Single Premium and the Guideline Level Premium are as set forth in the policy.

The GP Test requires a life insurance policy to meet minimum ratios of life insurance coverage to Policy Value. This is achieved by ensuring that the death benefit is at all times at least equal to the Minimum Death Benefit. The Minimum Death Benefit, on any date, is defined as the Policy Value on that date multiplied by the applicable Minimum Death Benefit Percentage for the Attained Age of the Life Insured. See “Death Benefits — Minimum Death Benefit.”

The GP Test restricts the maximum premiums that may be paid into a life insurance policy for a given death benefit. The policy’s death benefit must also be at least equal to the Minimum Death Benefit.

Changes to the policy may affect the maximum amount of premiums, such as:

•	a change in the policy’s Face Amount;

•	a change in the death benefit option;

•	partial withdrawals;

•	addition or deletion of supplementary benefits.

Any of these changes to the policy could cause the total premiums paid to exceed the new maximum limit. In this situation, we may refund any excess premiums paid. In addition, these changes could reduce the future premium limitations.

30

DEATH BENEFITS

If the policy is in force at the time of the Life Insured’s death, we will pay an insurance benefit to the beneficiary. The amount payable will be the death benefit under the selected death benefit option, plus any amounts payable under any supplementary benefits added to the policy, less the Policy Debt and less any outstanding monthly deductions due. The insurance benefit will be paid in one lump sum unless another form of settlement option is agreed to by the beneficiary and us. If the insurance benefit is paid in one sum, we will pay interest from the date of death to the date of payment. As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary’s name. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC or any other government agency. We may also in the future direct proceeds from surrenders into a John Hancock retained asset account. Please contact our Service Office for more information.

Death Benefit Options

There are two death benefit options, described below. The actual death benefit is the amount shown below under the applicable death benefit option or, if greater, the Minimum Death Benefit as described below.

Death Benefit Option 1. Under Option 1, the death benefit is the Face Amount of the policy at the date of death.

Death Benefit Option 2. Under Option 2, the death benefit is the Face Amount plus the Policy Value of the policy at the date of death.

If any partial withdrawals are made, the death benefit, whether it is Option 1 or 2, will be less than it would be if no withdrawals were made. Making a partial withdrawal will result in a reduction in the Face Amount of insurance for death benefit Option 1. See “Policy Surrender and Partial Withdrawals.”

If the Life Insured should die during a grace period, the death benefit will be reduced by the amount of any monthly deductions due, and the Policy Value will be calculated as of the date of the default giving rise to the grace period.

Minimum Death Benefit

The Minimum Death Benefit depends on whether you elect the Guideline Premium Test or the Cash Value Accumulation Test for qualification of the policy as life insurance under the Code. See “Issuing a Policy—Life Insurance Qualification.”

If you elect the GP Test, the sum of the death benefit as described above and the benefit payable under any Optional Term Rider on the Life Insured will never be less than the Policy Value at the date of death multiplied by the applicable Minimum Death Benefit Percentage in the table below.

Table of Minimum Death Benefit Percentages
Attained Age	Applicable Percentage
40 and under	250%
45	215%
50	185%
55	150%
60	130%
65	120%
70	115%
75	105%
90	105%
95 and above	100%

For ages not shown, the applicable percentage can be found by adjusting the above applicable percentages proportionately.

If you elect the CVA Test, on any date the sum of the death benefit as described above, plus the benefit payable under any Optional Term Rider on the Life Insured, will always be equal to the amount required on such date to produce a Policy Value that does not exceed the Net Single Premium required to fund future benefits under the policy.

31

Changing the Death Benefit Option

You may change the death benefit option as described below once each Policy Year after the first Policy Year by submitting a written request for a change to our Service Office. The change will become effective as of the beginning of the next Policy Month following the date we approve the request. We reserve the right to limit a request for a change if the change would cause the policy to fail to qualify as life insurance for tax purposes. We will not allow a change in death benefit option if it would cause the Face Amount to decrease below $100,000.

A change in the death benefit option will result in a change in the policy’s Face Amount in order to avoid any change in the amount of the death benefit, as follows:

Change from Option 1 to Option 2. The new Face Amount will be equal to the Face Amount prior to the change minus the Policy Value as of the date of the change.

Change from Option 2 to Option 1. The new Face Amount will be equal to the Face Amount prior to the change plus the Policy Value as of the date of the change.

No new surrender charges will apply to an increase in Face Amount solely due to a change in the death benefit option.

Changing the Face Amount

Subject to the limitations stated in this prospectus, you may, upon written request, increase or decrease the Face Amount of the policy. We reserve the right to limit a change in Face Amount so as to prevent the policy from failing to qualify as life insurance for tax purposes.

Increase in Face Amount. You may increase the Face Amount once each Policy Year after the first Policy Year. Any increase in Face Amount must be at least $50,000 or such other minimum Face Amount increase as we may establish on 90 days written notice to you. An increase will become effective at the beginning of the Policy Month following the date we approve the requested increase. Increases in Face Amount are subject to satisfactory evidence of insurability. We reserve the right to refuse a requested increase if the Life Insured’s Attained Age at the effective date of the increase would be greater than the maximum issue age for new policies at that time.

New Surrender Charges for an Increase. An increase in Face Amount will usually result in the policy being subject to new surrender charges. The new surrender charges will be computed as if a new policy were being purchased for the increase in Face Amount. Surrender charges will not apply to premiums attributable to the new Face Amount that are in excess of the Surrender Charge Premium Limit. There will be no new surrender charges associated with restoration of a prior decrease in Face Amount. As with the purchase of a policy, a policy owner will have a Right to Examine period with respect to any increase resulting in new surrender charges.

An additional premium may be required for a Face Amount increase, and a new No-Lapse Guarantee Premium will be determined, if the No-Lapse Guarantee is in effect at the time of the Face Amount increase.

Increase with Prior Decrease. If at the time of the increase there have been prior decreases in Face Amount, these prior decreases will be restored first. The insurance coverage eliminated by the decrease of the oldest Face Amount will be deemed to be restored first.

Changing Both the Face Amount and the Death Benefit Option. If you request to change both the Face Amount and the death benefit option in the same month, the death benefit option change shall be deemed to occur first.

Decreases in Face Amount. Decreases in Face Amount may be made once each Policy Year after the first Policy Year. Any decrease in Face Amount must be at least $50,000 or such other minimum Face Amount decrease as we may establish on 90 days written notice to you. A written request from a policy owner for a decrease in the Face Amount will be effective at the beginning of the Policy Month following the date we approve the requested decrease. If there have been previous increases in Face Amount, the decrease will be applied to the most recent increase first and then to the next most recent increases successively. Decreases in Face Amount shall not be permitted to the extent that they would cause the policy to fall below the minimum Face Amount of $100,000. For information on surrender charges on a decrease in Face Amount, see “Charges and Deductions — Surrender Charges.”

Factors that Affect the Death Benefit. In the case of death benefit Option 2 where the death benefit is the Face Amount plus the Policy Value, changes in the Policy Value will affect the amount of death benefit. Factors that affect the Policy Value are the investment performance of the variable investment options chosen by you and the charges deducted. For a discussion of how these factors affect Policy Value see the “Summary of Benefits and Risks.” These factors do not affect the Face Amount of the policy. Therefore, the amount of death benefit under Option 1 will not be less than the Face Amount as long as the policy does not lapse.

PREMIUM PAYMENTS

Initial Premiums

No premiums will be accepted prior to receipt of a completed application by us. All premiums received prior to the Effective Date of the policy will be held in our general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market portfolio.

The minimum initial premium is one-twelfth of the No-Lapse Guarantee Premium.

On the date a premium is received, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with your instructions unless such amount is first allocated to the Money Market portfolio for the duration of the Right to Examine period.

Subsequent Premiums

After the payment of the initial premium, premiums may be paid at any time and in any amount until the Life Insured’s Attained Age 100, subject to the limitations on premium amount described below.

32

A policy will be issued with a planned premium, which is based on the amount of premium you wish to pay. We will send notices of your planned premium at the payment interval you selected. However, you are under no obligation to make the planned premium payment.

We may refuse any premium payment that would cause the policy to fail to qualify as life insurance under the Code. We also reserve the right to request evidence of insurability if a premium payment would result in an increase in the death benefit that is greater than the increase in Policy Value.

Payment of premiums will not guarantee that the policy will stay in force and failure to pay premiums will not necessarily cause the policy to lapse. However, in states where permitted, the policy does have a No-Lapse Guarantee which would prevent the policy from lapsing during the guarantee period.

All Net Premiums received on or after the Effective Date will be allocated among Investment Accounts or the Fixed Account as of the Business Day we receive the premiums at our Service Office unless such amount is first allocated to the Money Market portfolio for the duration of the Right to Examine period. Monthly deductions are due on the Policy Date and at the beginning of each Policy Month thereafter. However, if due prior to the Effective Date, they will be taken on the Effective Date instead of the dates they were due.

Maximum Premium Limitation

If the policy is issued under the GP Test, in no event may the total of all premiums paid exceed the then current maximum premium limitations established by the Code for a policy to qualify as life insurance.

If at any time, a premium is paid which would result in total premiums exceeding the above maximum premium limitation, we will only accept that portion of the premium which will make the total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned to you and no further premiums will be accepted until allowed by the then current maximum premium limitation.

Premium Allocation

Premiums may be allocated to the Fixed Account for accumulation at a rate of interest equal to at least 3% or to one or more of the Investment Accounts for investment in the portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Fixed Account are made as a percentage of the premium. The percentage allocation to any account may be any whole number between zero and one hundred, provided the total allocation equals one hundred. You may change the way in which premiums are allocated at any time without charge. The change will take effect on the date a written request for change satisfactory to us is received at our Service Office. Changes may also be made by telephone if a valid authorization form is on file with us.

Investment Credit

After the tenth Policy Anniversary, we may credit your Policy Value annually on the Policy Anniversary date with an amount equal to the percentage credit listed below multiplied by the value in your Investment Accounts on this date, provided the Investment Accounts are not subject to an existing loan. The investment credit percentages are 0.075% for Policy Anniversary years 11-20 and 0.175% thereafter. Any credit will be added to your Investment Account according to your most recent allocation instructions. This credit is not guaranteed and we reserve the right to discontinue making such payments at any time.

CHARGES AND DEDUCTIONS

We make various charges under the policy. Charges are deducted from premiums, monthly from Policy Values and upon surrender of a policy, a decrease in Face Amount, a partial withdrawal or lapse of a policy. These charges are discussed below.

Your policy may be issued with either one of two optional riders, the Cash Value Enhancement Rider or the Cash Value Enhancement Plus Rider. Adding either rider to your policy will alter certain charges under your policy. The charges associated with these riders are discussed under “Other Provisions of the Policy — Cash Value Enhancement Riders.”

Premium Charge

During the first 10 Policy Years, we deduct a premium charge from each premium payment equal to 7.5% of the premium. Thereafter, the premium charge is equal to 5% of the premium. The premium charge is paid to us and is designed to cover a portion of our acquisition and sales expenses and premium and federal DAC taxes. Premium taxes vary from state to state, ranging from 0% to 3.5%.

Surrender Charges

We will deduct a surrender charge if, during the first 15 years (or during the shorter periods noted below) following the Policy Date or the effective date of a Face Amount increase:

•	the policy is surrendered for its Net Cash Surrender Value,

•	a partial withdrawal is made,

•	the Face Amount is decreased in excess of the Surrender Charge Decrease Exemption, or

•	the policy lapses.

Unless otherwise allowed by us and specified by you, the surrender charge is deducted from the amount to be paid to the policy owner upon surrender or lapse of the policy or if a partial withdrawal is made.

The surrender charge, together with a portion of the premium charge, is paid to us and is designed to compensate us for some of the expenses we incur in selling and distributing the policies, including agents’ commissions, advertising, agent

33

training and the printing of prospectuses and sales literature. The surrender charge is calculated separately for the initial Face Amount and each Face Amount increase.

The Surrender Charge Period varies based on the age of the Life Insured on the date of issuance of the policy or the date of any Face Amount increase (as applicable) as follows:

Age	Surrender Charge Period
0-50	15 Years
51	14 Years
52	13 Years
53	12 Years
54	11 Years
55+	10 Years

The surrender charge is the sum of (i) plus (ii), multiplied by (iii), multiplied by the applicable Grading Percentage, where:

(i)	is the rate per $1000 of initial Face Amount (or Face Amount increase);

(ii)	is 120% of the lesser of (a) the premiums paid in the first Policy Year per $1000 of initial Face Amount (or the premiums attributable to each $1000 of Face Amount increase in the first year following the increase) or (b) the Surrender Charge Premium Limit set out in the policy for the initial Face Amount (or furnished by the Company with respect to a Face Amount increase); and

(iii)	is the initial Face Amount (or the Face Amount increase) divided by 1000.

The rate per $1000 of initial Face Amount is based on the Life Insured’s Age at issuance of the policy and the death benefit option in effect. The rate per $1000 of Face Amount increase is based on the Life Insured’s Attained Age and the death benefit option in effect at the time of an increase. The rates per $1000 are set forth in the following table.

Table of Guaranteed Surrender Charge Rates Per $ 1000 of Face Amount or Face Amount Increase
Age at Issuance or Attained Age at Increase	Death Benefit Option 1	Death Benefit Option 2
25 or less	$7.54	$6.50
26 – 35	$6.61	$5.78
36 – 45	$6.09	$4.85
46 – 55	$4.13	$4.65
56 – 65	$2.99	$1.96
66+	$2.48	$1.96

The Grading Percentage varies with the Policy Month in which the transaction causing the assessment of the surrender charge occurs. As indicated in the following table, the Grading Percentage starts at 100% for the first Policy Month and grades down evenly each Policy Month reaching zero at the end of a maximum of 15 years.

Grading Percentages During The Surrender Charge Period

(Applicable to the Initial Face Amount and Subsequent Increases)

The Grading Percentages Will Not Exceed The Following:

Surrender Charge Period*	Age and Grading Percentage**
	0-50	51	52	53	54	55+
1	100%	100%	100%	100%	100%	100%
2	93%	93%	92%	92%	91%	90%
3	87%	86%	85%	83%	82%	80%
4	80%	79%	77%	75%	73%	70%
5	73%	71%	69%	67%	64%	60%
6	67%	64%	62%	58%	55%	50%
7	60%	57%	54%	50%	45%	40%
8	53%	50%	46%	42%	36%	30%
9	47%	43%	38%	33%	27%	20%
10	40%	36%	31%	25%	18%	10%
11	33%	29%	23%	17%	9%	0%
12	27%	21%	15%	8%	0%
13	20%	14%	8%	0%
14	13%	7%	0%
15	7%	0%
16	0%

*	The Grading Percentages shown are at the beginning of each Policy Year. Proportionate Grading Percentages apply for other Policy Months.
**	Age for the initial Face Amount refers to the Age at Policy Date. For a subsequent Face Amount increase, Age refers to the Attained Age at the time of the increase.

34

Illustration of Surrender Charge Calculation.

Assumptions.

•	45 year old

•	death benefit Option 1

•	$20,000 in premiums have been paid on the policy in the first Policy Year

•	Surrender Charge Premium Limit for the policy is $16.06 per thousand of Face Amount

•	Face Amount of the policy at issue is $500,000 and no increases have occurred

•	policy is surrendered during the first month of the first Policy Year.

Surrender Charge. The surrender charge to be assessed would be $12,680 determined as follows:

•

First, the applicable rate per $1000 of initial Face Amount as set forth in the table above ($6.09) is added to 120% of the lesser of the premiums paid per $1000 of initial Face Amount or the Surrender Charge Premium Limit.

$6.09 plus (120%) x [the lesser of $20,000/(500,000/1000) or $16.06] = $25.36.

•	Next, this figure is multiplied by the initial Face Amount divided by 1000.

$25.36 x [500,000/1000 or 500] = $12,680.

•	Finally, the figure obtained in step 2 is multiplied by the applicable Grading Percentage for the first month of the first Policy Year (100%).

$12,680 x 100% = $12,680.

Depending upon the Face Amount of the policy, the Age of the Life Insured at issuance, premiums paid under the policy and the performance of the underlying investment options, the policy may have no Cash Surrender Value and, therefore, the policy owner may receive no surrender proceeds upon surrendering the policy.

Surrender Charges on a Partial Withdrawal. A partial withdrawal made during the Surrender Charge Period will result in the assessment of a pro-rata portion of the surrender charges to which the policy is subject. The portion of the surrender charges assessed will be based on the ratio of the amount of the withdrawal to the Net Cash Surrender Value of the policy as of the date of the withdrawal. It will equal (a) divided by (b), multiplied by (c), where:

(a)	is the amount of the partial Net Cash Surrender Value withdrawal;

(b)	is the Net Cash Surrender Value prior to the withdrawal; and

(c)	is the current total surrender charge prior to the withdrawal.

The surrender charges will be deducted from the Policy Value at the time of the partial withdrawal on a pro-rata basis from each of the Investment Accounts and the Fixed Account unless you direct that the surrender charges be deducted from one or more Investment Accounts or the Fixed Account. If the amount in the accounts is not sufficient to pay the surrender charges assessed, then the amount of the withdrawal will be reduced.

Whenever a portion of the surrender charges is deducted as a result of a partial withdrawal, the policy’s remaining surrender charges will be reduced in the same proportion that the surrender charge deducted bears to the total surrender charge immediately before the partial withdrawal.

Surrender Charge on Decrease in Face Amount. If the Face Amount of insurance is decreased, a pro-rata surrender charge will be deducted from the Policy Value for decreases in excess of the Surrender Charge Decrease Exemption. A decrease in Face Amount caused by a change from death benefit Option 1 to Option 2 will not incur a pro-rata surrender charge. Each time a pro-rata surrender charge is deducted for a Face Amount decrease, the remaining surrender charge will be reduced in the same proportion that the surrender charge deducted bears to the total surrender charge immediately before the Face Amount decrease.

The Surrender Charge Decrease Exemption is 10% of the initial Face Amount. Once cumulative Face Amount decreases exceed 10% of the initial Face Amount, the Surrender Charge Decrease Exemption no longer applies and a surrender charge will be applied to Face Amount decreases in excess of the exemption amount. This amount is set at issuance of the policy and applies to decreases in the initial Face Amount of insurance only. This exemption does not apply to a full surrender of the policy or a partial withdrawal of Net Cash Surrender Value.

Monthly Charges

On the Policy Date and at the beginning of each Policy Month, a deduction is taken from the Net Policy Value to cover certain charges in connection with the policy until the Policy Anniversary when the Life Insured reaches Attained Age 100, unless certain riders are in effect in which case such charges may continue. Monthly deductions due prior to the Effective Date will be taken on the Effective Date instead of the dates they were due. These monthly deductions consist of:

•	an administration charge;

•	a Face Amount charge;

•	an asset-based risk charge; and

•	a cost of insurance charge.

If applicable, there may be additional monthly charges for any supplementary benefits added to the policy.

35

All of the monthly deductions, except for the asset-based risk charge, may be allocated among the Investment Accounts and the Fixed Account as specified by you and approved by us. Absent such specification, the monthly deductions, except the asset-based risk charge, will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each bears to the Net Policy Value. The asset-based risk charge will be allocated among the Investment Accounts in the same proportion as the value in each Investment Account bears to the total value of all Investment Accounts.

Administration Charge. The administration charge is paid to us and is designed to cover certain administrative expenses associated with the policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under the policy. During the first 5 Policy Years, this monthly charge will be $40. For all subsequent Policy Years, the monthly administration charge will be $20.

Face Amount Charge. There is a monthly charge per $1000 Face Amount that is paid to us. The monthly charge per $1000 of Face Amount varies by the Age of the Life Insured at issuance (or the Attained Age of the Life Insured at the time of an increase) and the death benefit option in effect as set forth in the following table. This charge applies to the Face Amount for the first 10 Policy Years.

Age*/Attained Age*	Death Benefit Option 1 (First Ten Policy Years)	Death Benefit Option 2 (First Ten Policy Years)
25 or less	$0.08	$0.04
35	$0.11	$0.06
45	$0.22	$0.10
55	$0.31	$0.17
65	$0.60	$0.39
75	$0.89	$0.61
85+	$1.18	$0.83

*	For ages not shown, the applicable monthly charge can be found by adjusting the above charges proportionately.

Asset-Based Risk Charge. A charge is assessed against the Investment Accounts monthly. This rate is currently 0% and is guaranteed not to exceed 0.30%. This charge is paid to us to compensate for the sales, administrative and other expenses we may incur. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the policy.

Cost of Insurance Charge. The monthly cost of insurance charge is paid to us and is determined as the rate of the cost of insurance for a specific Policy Month, multiplied by the net amount at risk, as described below.

Death Benefit Option 1. The net amount at risk is equal to the greater of zero or the result of (a) minus (b), where:

(a)	is the Face Amount of insurance as of the first day of the Policy Month, divided by 1.0024663; and

(b)	is the Policy Value as of the first day of the Policy Month after the deduction of all charges other than the monthly cost of insurance charge.

Death Benefit Option 2. The net amount at risk is equal to the Face Amount of insurance as of the first day of the Policy Month, divided by 1.0024663.

Since the net amount at risk for death benefit Option 1 is based on a formula that includes as factors the Policy Value, the net amount at risk is affected by the investment performance of the underlying investment options chosen, payment of premiums and charges assessed.

The rates for the cost of insurance, as of the Policy Date and subsequently for each Face Amount increase, are based on the Life Insured’s age, sex and risk classification, the duration that coverage has been in force and the net amount at risk.

We apply unisex rates where appropriate under the law. Currently unisex rates are applied to policies issued in the state of Montana and for policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs.

The cost of insurance charges reflect our expectations as to future mortality experience. The rates may be re-determined from time to time on a basis which does not unfairly discriminate within any class of the life insured. In no event will the cost of insurance charges exceed the guaranteed rates set forth in the policy except to the extent that an extra charge is imposed because of an Additional Rating applicable to the Life Insured. After the first Policy Year, the cost of insurance charge will generally increase on each Policy Anniversary. The guaranteed rates are based on a unismoker version of the 1980 Commissioners Smoker Distinct, age nearest birthday, mortality tables. Current cost of insurance charges may be less than the guaranteed rates.

Charges for Transfers

A charge of $25 will be imposed on each transfer in excess of twelve in a Policy Year. The charge will be deducted from the Investment Account or the Fixed Account to which the transfer is being made. All transfer requests received by us on the same Business Day are treated as a single transfer request.

Investment Management Fees and Expenses

The investment management fees and expenses of the portfolios, the underlying variable investment options for the policy, are set forth in the Fee Tables and in the prospectuses for the portfolios.

Reduction in Charges

The policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. We reserve the right to reduce any of the policy’s charges in certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commission or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of

36

factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policy owners. We may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

SPECIAL PROVISIONS FOR EXCHANGES

We will permit owners of certain fixed life insurance contracts issued by us to exchange their contracts for the policies described in this prospectus (and likewise, owners of policies described in this prospectus may also exchange their policies for certain fixed life insurance contracts issued by us). Policy owners considering an exchange should consult their tax advisor as to the tax consequences of an exchange.

COMPANY TAX CONSIDERATIONS

Currently, we make no specific charge for any federal, state, or local taxes that we incur that may be attributable to the Separate Account or to the policy. We reserve the right in the future, however, to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Separate Account or to the policies.

POLICY VALUE

Determination of the Policy Value

A policy has a Policy Value, a portion of which is available to you by making a policy loan or partial withdrawal, or upon surrender of the policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.

The Policy Value is affected by the investment performance of the Investment Account chosen and the rate of interest credited if amounts are allocated to the Fixed Account. The Policy Value is also affected by the charges deducted. For a discussion of how these factors affect Policy Value see the “Summary of Benefits and Risks.”

Investment Accounts. An Investment Account is established under each policy for each sub-account of the Separate Account to which Net Premiums or transfer amounts have been allocated. Each Investment Account under a policy measures the interest of the policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the policy multiplied by the value of such units.

Fixed Account. Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by us. See “The General Account — Fixed Account.”

Loan Account. Amounts borrowed from the policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by us. See “Policy Loans — Loan Account.”

Units and Unit Values

Crediting and Canceling Units. Units of a particular sub-account are credited to a policy when Net Premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are canceled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or canceled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at our Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

A Business Day is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled day-time trading of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on that day.

Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day which is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made on the next Business Day.

Unit Values. For each Business Day the unit value for each sub-account is determined by multiplying the net investment factor for the sub-account by the unit value for the immediately preceding Business Day.

The net investment factor for a sub-account on any Business Day is equal to (a) divided by (b) where:

(a)	is the net asset value of the underlying portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day; and

(b)	is the net asset value of the underlying portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day.

The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

37

Transfers of Policy Value

Subject to the restrictions set forth below, you may transfer Policy Value from one sub-account to another or to the Fixed Account. Transfers involving the Fixed Account are subject to certain limitations noted below under “Transfers Involving Fixed Account.” Transfer requests must be in writing in a form satisfactory to us, or by telephone if a currently valid telephone transfer authorization form is on file.

Variable investment options in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose a portfolio to increased portfolio transaction costs (affecting the value of the shares), disruption to management of a portfolio (affecting a subadviser’s ability to effectively manage a portfolio’s investments in accordance with the portfolio’s investment objective and policies) and dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone and facsimile transaction privileges. In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain investment options. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Our current practice is to restrict transfers into or out of variable investment options to two per calendar month (except with respect to those policies described in the following paragraph). In applying this restriction any transfer request involving the transfer of account value into or out of multiple variable investment options will still count as only one request. No more than one transfer request may be made on any day. You may, however, transfer to the Money Market portfolio even if the two transfer per month limit has been reached, but only if 100% of the Policy Value in all variable investment options is transferred to the Money Market portfolio. If such a transfer to the Money Market investment portfolio is made, then, for the 30 calendar day period after such transfer, no transfers from the Money Market portfolio to any other variable investment options or to the Fixed Account may be made. If a policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.

Policies may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits: (i) during the 10 calendar day period after any account values are transferred from one portfolio into a second portfolio, the values can only be transferred out of the second investment option if they are transferred into the Money Market portfolio; and (ii) any account values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market portfolio may not be transferred out of the Money Market portfolio into any other investment options (variable or fixed) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.

Subject to our approval, we may offer policies purchased by a corporation or other entity that has purchased policies to match its liabilities under an employee benefit plan, as described above, the ability to electronically rebalance the investment options in its policies. Under these circumstances, in lieu of imposing any specific limit upon the number or timing of transfers, we will monitor aggregate trades among the sub-accounts for frequency, pattern and size for potentially harmful investment practices. If we detect trading activity that we believe may be harmful to the overall operation of any investment account or underlying portfolio, we may impose conditions on policies employing electronic rebalancing to submit trades, including setting limits upon the number and timing of transfers, and revoking privileges to make trades by any means other than written communication submitted via U.S. mail. The restrictions described in these paragraphs will be applied uniformly to all policy owners subject to the restrictions.

We reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law. Transfer privileges are also subject to any restrictions that may be imposed by the portfolios. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio.

38

Rule 22c-2 under the 1940 Act requires us to provide tax identification numbers and other policy owner transaction information to John Hancock Trust or to other investment companies in which the Separate Account invests, at their request. An investment company will use this information to identify any pattern or frequency of investment account transfers that may violate their frequent trading policy. An investment company may require us to impose trading restrictions in addition to those described above if violations of their frequent trading policy are discovered.

While the policy is in force, you may transfer the Policy Value from any of the Investment Accounts to the Fixed Account without incurring transfer charges:

•	within eighteen months after the Issue Date; or

•	within 60 days of the effective date of a material change in the investment objectives of any of the sub-accounts; or

•	within 60 days of the date of notification of such change, whichever is later.

Such transfers will not count against the twelve transfers that may be made free of charge in any Policy Year.

Transfers Involving Fixed Account. The maximum amount that you may transfer from the Fixed Account in any one Policy Year is the greater of $2,000 or 15% of the Fixed Account value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market portfolio.

Telephone Transfers. Although failure to follow reasonable procedures may result in our being liable for any losses resulting from unauthorized or fraudulent telephone transfers, we will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.

39

Dollar Cost Averaging. We offer policy owners an optional Dollar Cost Averaging (“DCA”) program. Under the DCA program, we will designate an amount which will be transferred monthly from one Investment Account into any other Investment Account(s) or the Fixed Account. The charge for a transfer made under the DCA program will not exceed $5. We will provide you with 90 days’ written notice of any change in the current charge. If insufficient funds exist to effect a DCA transfer, the transfer will not be effected and the policy owner will be so notified.

We reserve the right to cease to offer this program as of 90 days after written notice of termination is sent to you.

Asset Allocation Balancer Transfers. Under the optional Asset Allocation Balancer program, you will designate an allocation of Policy Value among Investment Accounts. At six-month intervals beginning six months after the Policy Date, the Company will transfer amounts among the Investment Accounts as necessary to maintain the policy owner’s chosen allocation. A change to your premium allocation instructions will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless you either instruct us otherwise or have elected the DCA program. The charge for transfers made under the Asset Allocation Balancer program will not exceed $15. We will provide you with 90 days’ written notice of any change in the current charge.

We reserve the right to cease to offer this program as of 90 days after written notice is sent to the policy owner.

POLICY LOANS

While a policy is in force and has an available loan value, a policy owner may borrow against the Policy Value in an amount not to exceed the maximum loanable amount. The policy serves as the only security for the loan. Policy loans may have tax consequences. See “Tax Treatment of Policy Benefits — Policy Loans.”

Effect of Policy Loans

A policy loan will have an effect on future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying portfolios or increasing in value at the rate of interest credited for amounts allocated to the Fixed Account. A policy loan may cause a policy to be more susceptible to going into default since a policy loan will be reflected in the Net Cash Surrender Value. See “Lapse and Reinstatement.” In addition, a policy loan may result in a policy’s failing to satisfy the No-Lapse Guarantee Cumulative Premium Test since the Policy Debt is subtracted from the sum of the premiums paid in determining whether this test is satisfied. Finally, a policy loan will affect the amount payable on the death of the Life Insured, since the death benefit is reduced by the Policy Debt at the date of death in arriving at the insurance benefit.

Interest Charged on Policy Loans

Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. During the first 10 Policy Years, the rate of interest charged will be an effective annual rate of 5.25%. Thereafter, the rate of interest charged will be an effective annual rate of 4%. The actual rate charged is equal to the Loan Interest Credited Differential, which is currently 1.25% during the first ten Policy Years and 0% thereafter, and is guaranteed not to exceed 1.25% during the first ten Policy Years and 0.5% thereafter. We may change the Loan Interest Credited Differential as of 90 days after sending you written notice of such change.

For a policy that is not a modified endowment contract (“MEC”), the tax consequences associated with a Loan Interest Credited Differential of 0% are unclear. You should consult a tax advisor before effecting a loan to evaluate the tax consequences that may arise in such a situation. If we determine, in our sole discretion, that there is a substantial risk that a loan will be treated as a taxable distribution under federal tax law as a result of the differential between the credited interest rate and the loan interest rate, we retain the right to increase the loan interest rate to an amount that would result in the transaction being treated as a loan under federal tax law.

If the interest due on a Policy Anniversary is not paid, the interest will be borrowed against the policy and added to the Policy Debt. Interest on the Policy Debt will continue to accrue daily if there is an outstanding loan when monthly deductions and premium payments cease at the Life Insured’s Attained Age 100. The policy will go into default at any time the Policy Debt exceeds the Policy Value. At least 61 days prior to termination, we will send you a notice of the pending termination. Payment of interest on the Policy Debt during the 61 day grace period will bring the policy out of default.

Loan Account

When a loan is made, an amount equal to the loan principal, plus interest to the next Policy Anniversary, will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. Amounts transferred into the Loan Account cover the loan principal plus loan interest due to the next Policy Anniversary. You may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

Interest Credited to the Loan Account. Interest is currently credited to amounts in the Loan Account at an effective annual rate of 4%. This rate is guaranteed not to be less than 3.5%.

Loan Account Adjustments. On each Policy Anniversary the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Fixed Account. Amounts transferred to the Loan Account will be taken from the Investment Accounts and the Fixed Account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value.

Loan Repayments. You may repay the Policy Debt in whole or in part at any time prior to the death of the Life Insured, provided that the policy is in force. When a repayment is made, the amount is credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts. We will allocate loan repayments first to the Fixed Account until the amount of the Loan Account associated with the Fixed Account is reduced to zero and then to each Investment

40

Account in the same proportion as the value in the Loan Account associated with that Investment Account bears to the value of the Loan Account.

Amounts paid to us not specifically designated in writing as loan repayments will be treated as premiums. Where permitted by applicable state law, when a portion of the Loan Account amount is allocated to the Fixed Account, we may require that any amounts paid to it be applied to outstanding loan balances.

POLICY SURRENDER AND PARTIAL WITHDRAWALS

Policy Surrender

A policy may be surrendered for its Net Cash Surrender Value at any time while the Life Insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the “Cash Surrender Value”) minus the Policy Debt. If there have been any prior Face Amount increases, the surrender charge will be the sum of the surrender charge for the initial Face Amount plus the surrender charge for each increase. The Net Cash Surrender Value will be determined as of the end of the Business Day on which we receive the policy and your written request for surrender at our Service Office. After a policy is surrendered, the insurance coverage and all other benefits under the policy will terminate.

Partial Withdrawals

You may make a partial withdrawal of the Net Cash Surrender Value once each Policy Month after the first Policy Anniversary. You may specify the portion of the withdrawal to be taken from each Investment Account and the Fixed Account. In the absence of instructions, the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. For information on surrender charges on a partial withdrawal, see “Charges and Deductions — Surrender Charges.”

Withdrawals will be limited if they would otherwise cause the Face Amount to fall below $100,000.

41

Reduction in Face Amount Due to a Partial Withdrawal. If death benefit Option 1 is in effect when a partial withdrawal is made and the death benefit equals the Face Amount, the Face Amount of the policy will be reduced by the amount of the withdrawal plus any applicable surrender charge. Otherwise, if the death benefit is the Minimum Death Benefit as described under “Death Benefit—Minimum Death Benefit,” the Face Amount will be reduced by the amount, if any, by which the withdrawal plus the pro-rata surrender charge exceeds the difference between the death benefit and the Face Amount.

If death benefit Option 2 is in effect, partial withdrawals do not affect the Face Amount of a policy.

When the Face Amount of a policy is based on one or more increases subsequent to issuance of the policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in Face Amount, i.e., against the Face Amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial Face Amount.

LAPSE AND REINSTATEMENT

Lapse

Unless the No-Lapse Guarantee is in effect, the policy will go into default at the beginning of any Policy Month that the policy’s Net Cash Surrender Value would be zero or below after deducting the monthly deduction then due. Therefore, a policy could lapse eventually if increases in Policy Value (prior to deduction of policy charges) are not sufficient to cover policy charges. A lapse could have adverse tax consequences as described under “Tax Treatment of the Policy—Other Policy Distributions.” We will notify you of the default and will allow a 61 day grace period in which you may make a premium payment sufficient to bring the policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium charge. If we do not receive the required payment by the end of the grace period, the policy will terminate with no value.

No-Lapse Guarantee

In those states where it is permitted, as long as the No-Lapse Guarantee Cumulative Premium Test is satisfied during the No-Lapse Guarantee Period, as described below, we will guarantee that the policy will not go into default even if adverse investment experience or other factors should cause the policy’s Net Cash Surrender Value to fall to zero or below during such period.

The Monthly No-Lapse Guarantee Premium is one-twelfth of the No-Lapse Guarantee Premium.

The No-Lapse Guarantee Premium is set at issuance of the policy and reflects any Additional Rating and supplementary benefits, if applicable. It is subject to change if there is (i) a change in the Face Amount of the policy, (ii) a change of the death benefit option, (iii) a decrease in the Face Amount of insurance due to a partial withdrawal, or (iv) any change in the supplementary benefits added to the policy or the risk classification of the Life Insured.

The No-Lapse Guarantee Period is described under “Definitions” in Appendix A.

While the No-Lapse Guarantee is in effect, we will determine, at the beginning of any Policy Month that a policy would otherwise be in default, whether the No-Lapse Guarantee Cumulative Premium Test, described below, has been met. If the test has not been satisfied, we will notify the policy owner of that fact and allow a 61-day grace period in which you may make a premium payment sufficient to keep the policy from going into default. This required payment, as described in the notification, will be equal to the lesser of:

•	the outstanding premium requirement to satisfy the No-Lapse Guarantee Cumulative Premium Test at the date of default plus the Monthly No-Lapse Guarantee Premium due for the next two Policy Months, or

•	the amount necessary to bring the Net Cash Surrender Value to zero plus the monthly deductions due, plus the next two monthly deductions plus the applicable premium charge.

If we do not receive the required payment by the end of the grace period, the No-Lapse Guarantee and the policy will terminate.

No-Lapse Guarantee Cumulative Premium Test. The No-Lapse Guarantee Cumulative Premium Test is satisfied if, as of the beginning of the Policy Month that your policy would otherwise be in default, the sum of all premiums paid to date, less any Policy Debt and less any gross withdrawals taken on or before the date of the test, is equal to or exceeds the sum of the Monthly No-Lapse Guarantee Premiums due from the Policy Date to the date of the test.

Death During Grace Period. If the Life Insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit will be reduced by any outstanding monthly deductions due at the time of death.

42

Reinstatement

A policy owner may, by making a written request, reinstate a policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

•	Evidence of the Life Insured’s insurability, satisfactory to the Company, is provided to the Company; and

•

A premium equal to the amount that was required to bring the policy out of default immediately prior to termination, plus the amount needed to keep the policy in force to the next scheduled date for payment of the planned premium, must be paid to the Company.

If the reinstatement is approved, the date of reinstatement will be the later of the date we approve the policy owner’s request or the date we receive the required payment at our Service Office. In addition, any surrender charges will be reinstated to the amount they were at the date of default. The Policy Value on the date of reinstatement, prior to the crediting of any Net Premium paid on the reinstatement, will be equal to the Policy Value on the date the policy terminated. Any Policy Debt not paid upon termination of a policy will be reinstated if the policy is reinstated.

Generally, the suicide exclusion and incontestability provision will apply from the effective date of the reinstatement. Your policy will indicate if this is not the case. A surrendered policy cannot be reinstated.

THE GENERAL ACCOUNT

The general account of John Hancock USA consists of all assets owned by us other than those in Separate Account A and other separate accounts of the Company. Subject to applicable law, we have sole discretion over investment of the assets of the general account.

By virtue of exclusionary provisions, interests in the general account of John Hancock USA have not been registered under the Securities Act of 1933 (“1933 Act”) and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

Fixed Account

You may elect to allocate Net Premiums to the Fixed Account or to transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. We will hold the reserves required for any portion of the Policy Value allocated to the Fixed Account in our general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.

Policy Value in the Fixed Account. The Policy Value in the Fixed Account is equal to:

•	the portion of the Net Premiums allocated to it; plus

•	any amounts transferred to it; plus

•	interest credited to it; less

•	any charges deducted from it; less

•	any partial withdrawals from it; less

•	any amounts transferred from it.

Interest on the Fixed Account. An allocation of Policy Value to the Fixed Account does not entitle the policy owner to share in the investment experience of the general account. Instead, we guarantee that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of the general account. Consequently, if you pay the planned premiums, allocate all Net Premiums only to the Fixed Account and make no transfers, partial withdrawals, or policy loans, the minimum amount and duration of the death benefit of the policy will be determinable and guaranteed.

OTHER PROVISIONS OF THE POLICY

Cash Value Enhancement Riders

The policy may be issued with one of two optional cash value enhancement riders: (1) the Cash Value Enhancement Rider or (2) the Cash Value Enhancement Plus Rider. The decision to add either one of these two riders to a policy must be made at issuance of the policy and, once made, is irrevocable. The benefit of these riders is that the Cash Surrender Value of a policy is enhanced during the period for which surrender charges are applicable. Under the Cash Value Enhancement Rider, the enhancement is provided by reducing the surrender charge that would otherwise have applied upon policy surrender or lapse. The Cash Value Enhancement Rider

43

does not apply to decreases in Face Amount or partial withdrawals. Under the Cash Value Enhancement Plus Rider, there will be no surrender charge.

Under each of the riders, the enhancement in Cash Surrender Value is equal to the surrender charge multiplied by the applicable Cash Value Enhancement Factor. The applicable Cash Value Enhancement Factors under the two riders during the Surrender Charge Period are set forth below:

44

Cash Value Enhancement Factors (Applicable to Initial Face Amount and Subsequent Increases)
Policy Year	Cash Value Enhancement Rider	Cash Value Enhancement Plus Rider
1	90	100
2	80	100
3	60	100
4	40	100
5	20	100
6+	0	100

Adding either of the Cash Value Enhancement Riders to a policy will alter certain of the charges under the policy, as illustrated in the following table. There will be no change in the monthly administration and cost of insurance charges under the policy.

Comparative Monthly Charges with Addition of Cash Value Enhancement Riders
Charges	The policy
Premium Charge	7.5% for first 10 Policy Years and 5% thereafter
Asset-Based Risk Charge	0% per Policy Year (guaranteed not to exceed 0.3%)
Charges	The policy with Cash Value Enhancement Rider
Premium Charge	8.5% for first 10 Policy Years and 5.5% thereafter

45

Asset-Based Risk Charge	0% per Policy Year (guaranteed not to exceed 0.3%)
Charges	The policy with Cash Value Enhancement Plus Rider
Premium Charge	3.25% for first 10 Policy Years and 2.25% thereafter
Asset-Based Risk Charge	1% per Policy Year for the first 15 Policy Years (guaranteed not to exceed 1.30%) and 0.25% thereafter (guaranteed not to exceed 0.55%)

Return of Premium Death Benefit Rider

The policy may be issued with an optional Return of Premium Death Benefit Rider if death benefit Option 1 is elected. This rider provides an additional death benefit payable upon the death of the Life Insured after we receive due proof of death. The Return of Premium Rider death benefit is calculated as follows:

The Return of Premium Rider death benefit is equal to the initial premium. Any subsequent premiums will increase the Rider death benefit at the time of the premium payment by the amount of the premium. Any partial withdrawal will reduce the death benefit at the time of withdrawal by an amount equal to the withdrawal plus any applicable surrender charge (except that the Rider death benefit will not be reduced to less than zero).

Cessation of Increases. Increases in the Return of Premium Rider death benefit coverage will cease at the earlier of:

•	the Policy Anniversary coincident with or next following the date we receive your written request for cessation of any further increases;

•	the beginning of the Policy Month coincident with or next following the date we approve your written request for a change to death benefit Option 2; or

•	the date as of which monthly deductions cease and no further premiums may be paid in determining the amount of the Return of Premium Rider death benefit coverage.

Decreases in Coverage. The Return of Premium Rider death benefit may be decreased if requested by the policy owner. The decrease will take effect at the beginning of the Policy Month on or next following the date the Company approves the request. The Return of Premium Rider death benefit coverage will be reduced by the amount of the requested decrease. Decreases in the death benefit are not subject to pro-rata surrender charges.

Partial Withdrawals. If the policy owner makes a written request for a partial withdrawal of Net Cash Surrender Value while this rider is inforce, the amount of the Return of Premium Rider death benefit coverage will be reduced by the amount of the withdrawal. Any withdrawals will be subject to a pro-rata surrender charge as described under “Charges and Deductions – Surrender Charges.” In addition, any Face Amount reduction that would otherwise be required as a result of the partial withdrawal will be limited to the amount by which the withdrawal plus the surrender charge exceeds the amount of the Return of Premium Rider death benefit.

No-Lapse Guarantee.  The No-Lapse Guarantee provisions of the policy apply to the Return of Premium Rider death benefit for the first two Policy Years only.

Policy Owner Rights

Who owns the policy? That’s up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the accounts in which to invest or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we’ve used the term “you” in this prospectus, we’ve assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

Determine when and how much you invest in the various accounts in which to invest

Borrow or withdraw amounts you have in the accounts

Change the beneficiary who will receive the death benefit

Change the amount of insurance

Turn in (i.e., “surrender”) the policy for the full amount of its Net Cash Surrender Value

Choose the form in which we will pay out the death benefit or other proceeds

It is possible to name so-called “joint owners” of the policy. If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

46

Assignment of Rights. We will not be bound by an assignment until we receive a copy of the assignment at our Service Office. We assume no responsibility for the validity or effects of any assignment.

Beneficiary

One or more beneficiaries of the policy may be appointed by the policy owner by naming them in the application. Beneficiaries may be appointed in three classes—primary, secondary, and final. Beneficiaries in the same class will share equally in the insurance benefit payable to them. Beneficiaries may be revocable or irrevocable. Unless an irrevocable designation has been elected, you may change the beneficiary during the Life Insured’s lifetime by giving written notice to us in a form satisfactory to us. The change will take effect as of the date such notice is signed. If the Life Insured dies and there is no surviving beneficiary, the policy owner, or the policy owner’s estate if the policy owner is the Life Insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the Life Insured, we will pay the insurance benefit as if the beneficiary had died before the Life Insured.

Incontestability

We will not contest the validity of a policy after it has been in force during any Life Insured’s lifetime for two years from the Issue Date. We will not contest the validity of an increase in Face Amount, after such increase or addition has been in force during the lifetime of the Life Insured for two years. If a policy has been reinstated and been in force during the lifetime of the Life Insured for less than two years from the reinstatement date, we can contest any misrepresentation of a fact material to the reinstatement.

Misstatement of Age or Sex

If the stated age or sex, or both, of the Life Insured in the policy are incorrect, we will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.

Suicide Exclusion

If the Life Insured, whether sane or insane, dies by suicide within two years after the Issue Date stated in the policy (or within the maximum period permitted by the state in which the policy was delivered, if less than two years), the policy will terminate and we will pay only the premiums paid less any partial Net Cash Surrender Value withdrawal and less any Policy Debt.

If the Life Insured dies by suicide within two years after the effective date of an increase in Face Amount, the death benefit for that increase will be limited to the monthly deductions taken for the increase.

We reserve the right to obtain evidence of the manner and cause of death of the Life Insured.

Supplementary Benefits

Subject to certain requirements, one or more supplementary benefits may be added to a policy, including those providing a death benefit guarantee, term insurance for an additional insured, providing accidental death coverage, waiving monthly deductions upon disability, accelerating benefits in the event of a terminal illness, and, in the case of corporate owned policies, permitting a change of the Life Insured (a taxable event). More detailed information concerning these supplementary benefits may be obtained from us. The cost, if any, for supplementary benefits will be deducted as part of the monthly deductions.

TAX TREATMENT OF THE POLICY

Tax considerations

This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.

General

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our “policy holder reserves”. We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a “DAC tax” charge we may impose against the Separate Account to compensate us for the finance costs attributable to the acceleration of our income tax liabilities by reason of a

47

“DAC tax adjustment”. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that are passed through to policy owners.

The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

Death benefit proceeds and other policy distributions

Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. However certain distributions associated with a reduction in death benefit or other policy benefits within the first 15 years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.

However, some of the tax rules change if your policy is found to be a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind including loans. (See “7-pay premium limit and modified endowment contract status” below.)

We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the “Code”) defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.

If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Code.

Increases in account value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy’s death benefit or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial 42 withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it caused the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).

Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s ownership.

It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if any of the funds failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.

Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner’s estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner’s estate if the transfer occurred less than three years before the former owner’s death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.

48

Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.

Policy loans

We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

Diversification rules and ownership of the Account

Your policy will not qualify for the tax benefits of a life insurance contract unless the Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investment control” over the underlying assets.

In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the separate account used to support the policy. In those circumstances, income and gains from the separate account assets would be includible in the policy owner’s gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the “extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets”. As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.

The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds’ prospectuses, or that a series fund will not have to change any fund’s investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy’s proportionate share of the assets of the Account, but we are under no obligation to do so.

7-pay premium limit and modified endowment contract status

At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact. The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully “paid-up” after the payment of 7 equal annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.

Policies classified as modified endowment contracts are subject to the following tax rules:

•

. First, all partial withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the policy at such time. If you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income

•

Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.

•

Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

•	is made on or after the date on which the policy owner attains age 59 1/2;

49

•	is attributable to the policy owner becoming disabled; or

•

is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.

These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.

Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.

Moreover, if there is a reduction in benefits under a policy (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point during the 7-pay testing period are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract. If your policy is a survivorship policy, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested, using the lower limit, from the date it was issued.

If your policy is issued as a result of a section 1035 exchange, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice.

All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the modified endowment contract rules. A policy received in exchange for a modified endowment contract will itself also be a modified endowment contract. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 retirement plans

The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

Withholding

To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions.

Life insurance purchases by residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.

Life insurance purchases by non-resident aliens

If you are not a U.S. citizen or resident, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.

50

OTHER INFORMATION

Payment of Proceeds

As long as the policy is in force, John Hancock USA will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at its Service Office of all the documents required for such a payment. We will ordinarily pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary’s name. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit on all amounts in John Hancock retained asset account. Please contact our Service Office for more information.

We may delay, for up to six months, the payment from the Fixed Account of any policy loans, surrenders, partial withdrawals, or insurance benefit. In the case of any such payments from any Investment Account, we may delay payment during any period during which (i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings), (ii) trading on the New York Stock Exchange is restricted, and (iii) an emergency exists, as determined by the SEC, as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (ii) and (iii) exist.

Reports to Policy Owners

Within 30 days after each Policy Anniversary, John Hancock USA will send the policy owner a statement showing, among other things:

•	the amount of death benefit;

•	the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;

•	the value of the units in each Investment Account to which the Policy Value is allocated;

•	the Policy Debt and any loan interest charged since the last report;

•	the premiums paid and other policy transactions made during the period since the last report; and

•	any other information required by law.

Each policy owner will also be sent an annual and a semi-annual report for each portfolio which will include a list of the securities held in each portfolio as required by the 1940 Act.

Distribution of Policies

John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with us, is the principal distributor and underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain investment accounts under the policies and under other annuity and life insurance products we offer.

JH Distributors’ principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 197 Clarendon Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and a member of Financial Industry Regulatory Authority (“FINRA”).

We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers may include our affiliate Signator Investors, Inc. In addition, we, either directly or through JH Distributors, have entered into agreements with other financial intermediaries that provide marketing, sales support and certain administrative services to help promote the policies (“financial intermediaries”). In a limited number of cases, we have entered into loans, leases or other financial agreements with these broker-dealers, financial intermediaries or their affiliates.

Compensation

The broker-dealers and other financial intermediaries that distribute or support the marketing of our policies may be compensated by means of various compensation and revenue sharing arrangements. A general description of these arrangements is set out below under “Standard compensation” and “Additional compensation and revenue sharing”. These arrangements may differ between firms, and not

51

all broker-dealers or financial intermediaries will receive the same compensation and revenue sharing benefits for distributing our policies. Also, a broker-dealer may receive more or less compensation or other benefits for the promotion and sale of our policy than it would expect to receive from another issuer.

Under their own arrangements, broker-dealers determine how much of any amounts received from us is to be paid to their registered representatives. Our affiliated broker-dealer may pay its registered representatives additional compensation and benefits, such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies.

Policy owners do not pay any compensation or revenue sharing benefits directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying fund’s distribution plan (“12b-1 fees”), the fees and charges imposed under the policy and other sources.

You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy. We provide additional information on special compensation or reimbursement arrangements involving broker-dealers and other financial intermediaries in the Statement of Additional Information, which is available upon request.

Standard compensation. JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies, and for providing ongoing service in relation to policies that have already been purchased. We may also pay a limited number of broker-dealers commissions or overrides to “wholesale” the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling.

The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement. The compensation paid is not expected to exceed 135% of the target premium paid in the first policy year, and 7% of the target premium paid in years 2-15. Compensation on any premium paid in excess of target premium will not exceed 8% in year 1 and 5% in years 2-15. This schedule of compensation is exclusive of additional compensation and revenue sharing and inclusive of overrides and expense allowances paid to broker-dealers for sale of the policies (not including riders).

Additional compensation and revenue sharing. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may enter into special compensation or reimbursement arrangements (“revenue sharing”), either directly or through JH Distributors, with selected broker-dealers and other financial intermediaries. In consideration of these arrangements, a firm may feature our policy in its sales system, give us preferential access to sales staff, or allow JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force. We hope to benefit from these revenue sharing and other arrangements through increased sales of our policies.

Selling broker-dealers and other financial intermediaries may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm’s “due diligence” examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for public, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions, and/or other contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash or other rewards as may be permitted under FINRA rules and other applicable laws and regulations.

Responsibilities of John Hancock USA

John Hancock USA entered into an agreement with JH Distributors pursuant to which John Hancock USA, on behalf of JH Distributors will pay the sales commissions in respect of the policies and certain other policies issued by John Hancock USA, prepare and maintain all books and records required to be prepared and maintained by JH Distributors with respect to the policies and such other policies, and send all confirmations required to be sent by JH Distributors with respect to the policies and such other policies. JH Distributors will promptly reimburse John Hancock USA for all sales commissions paid by John Hancock USA and will pay John Hancock USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.

Finally, John Hancock USA may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of the Life Insured.

Voting Rights

As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular portfolio. John Hancock USA is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders’ meeting. However, John Hancock USA will vote shares held in the

52

sub-accounts in accordance with instructions received from policy owners having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policy owners are received, including shares not attributable to the policies, will be voted by John Hancock USA in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit John Hancock USA to vote shares held in the Separate Account in its own right, it may elect to do so.

The number of shares in each sub-account for which instructions may be given by a policy owner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding portfolio. The number will be determined as of a date chosen by John Hancock USA, but not more than 90 days before the shareholders’ meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

John Hancock USA may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the portfolios, or to approve or disapprove an investment management contract. In addition, the Company itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that John Hancock USA reasonably disapproves such changes in accordance with applicable federal regulations. If John Hancock USA does disregard voting instructions, it will advise policy owners of that action and its reasons for such action in the next communication to policy owners.

Substitution of Portfolio Shares

It is possible that in the judgment of the management of John Hancock USA one or more of the portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, John Hancock USA may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC and one or more state insurance departments may be required.

John Hancock USA also reserves the right (i) to combine other separate accounts with the Separate Account, (ii) to create new separate accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company, (iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or (vi) to transfer assets from the separate account to another separate account and from another separate account to the Separate Account. We also reserve the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

Records and Accounts

The Service Office will perform administrative functions, such as decreases, increases, surrenders and partial withdrawals, and fund transfers on behalf of the Company.

All records and accounts relating to the Separate Account and the portfolios will be maintained by us. All financial transactions will be handled by us. All reports required to be made and information required to be given will be provided by the Company.

State Regulation

John Hancock USA is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The policies have been filed with insurance officials in each jurisdiction where they are sold.

John Hancock USA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

Further Information

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the SEC’s principal office in Washington D.C. upon payment of the prescribed fee. The SEC also maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC which is located at http://www.sec.gov.

For further information you may also contact John Hancock USA’s home office, the address and telephone number of which are on the last page of the prospectus.

Financial Statements

The financial statements of the Company and the Separate Account are set forth in the Statement of Additional Information. Our general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions. To the extent required, the company intends to rely upon the exemption set forth in Rule 12h-7 of the Securities Exchange Act of 1934 from the periodic reporting requirements under that act.

53

APPENDIX A: DEFINITIONS

Additional Rating: is an increase to the Cost of Insurance rate for Life Insureds who do not meet, at a minimum, the Company’s underwriting requirements for the standard risk classification.

Attained Age: is the age of the Life Insured on the Policy Date plus the number of whole years that have elapsed since the Policy Date.

Business Day: is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled daytime trading of the New York Stock Exchange on that day.

Cash Surrender Value: is the Policy Value less the surrender charge and any outstanding monthly deductions due.

Gross Withdrawal: is the amount of partial Net Cash Surrender Value the policy owner requests plus any surrender charge applicable to the withdrawal.

Effective Date: is the date the underwriters approve issuance of the policy. If the policy is approved without the initial premium, the Effective Date will be the date the Company receives at least the minimum initial premium at our Service Office. The Company will take the first monthly deduction on the Effective Date.

Fixed Account: is that part of the Policy Value which reflects the value the policy owner has in the general account of the Company.

Investment Account: is that part of the Policy Value which reflects the value the policy owner has in one of the sub-accounts of the Separate Account.

Issue Date: is the date the Company issued the policy. The Issue Date is also the date from which the Suicide and Incontesibility provisions of the policy are measured.

Life Insured: is the person whose life is insured under this policy.

Loan Account: is that part of the Policy Value which reflects the value transferred from the Fixed Account or the Investment Accounts as collateral for a policy loan.

Loan Interest Credited Differential: is the difference between the rate of interest charged on a Policy Loan and the rate of interest credited to amounts in the Loan Account.

Maximum Loanable Amount: is 100% of the policy Net Cash Surrender Value less estimated charges to the next Policy Anniversary, including loan interest.

Minimum Death Benefit: is on any date the Policy Value on that date multiplied by the applicable Minimum Death Benefit percentage for the Attained Age of the Life Insured.

Monthly No-Lapse Guarantee Premium: is one-twelfth of the No-Lapse Guarantee Premium.

Net Cash Surrender Value: is the Cash Surrender Value less the Policy Debt.

Net Policy Value: is the Policy Value less the value in the Loan Account.

Net Premium: is the gross premium paid less the premium charge. It is the amount of premium allocated to the Fixed Account and/or Investment Accounts.

No-Lapse Guarantee: is a provision of the policy which occurs when the policy is in the No-Lapse Guarantee Period, and meets the No-Lapse Guarantee Cumulative Premium Test. If such a condition is met the policy will not lapse, even when the Net Cash Surrender Value falls to or below zero.

No-Lapse Guarantee Period: is the period, set at issue, during which the No-Lapse Guarantee is provided. The No-Lapse Guarantee Period is fixed at the lesser of (a) twenty years or (b) the number of years remaining until the Life Insured’s age is 95, depending upon applicable state law requirements. Certain states may have a shorter guarantee period. The No Lapse Guarantee Period for a particular policy is stated in the policy.

No-Lapse Guarantee Premium: is the annual premium used to determine the Monthly No-Lapse Guarantee Premium. It is set at issue and is recalculated, prospectively, whenever any of the following changes occur under the policy:

•	the Face Amount of insurance changes.

54

•	a Supplementary Benefit is added, changed or terminated.

•	the risk classification of the Life Insured changes.

•	a temporary Additional Rating is added (due to a Face Amount increase), or terminated.

•	the death benefit option changes.

No-Lapse Guarantee Cumulative Premium: is the minimum amount due to satisfy the No-Lapse Guarantee Cumulative Premium Test. This amount equals the sum, from issue to the date of the test, of the Monthly No-Lapse Guarantee Premiums.

No-Lapse Guarantee Cumulative Premium Test: is a test that, if satisfied, during the No Lapse Guarantee Period will keep the policy in force when the Net Cash Surrender Value is less than zero. The test is satisfied if the sum of all premiums paid, less any Gross Withdrawals and less any Policy Debt, is greater than or equal to the sum of the monthly No-Lapse Guarantee Premiums due since the Policy Date.

55

Policy Date: is the date coverage takes effect under the policy, provided the Company receives the minimum initial premium at its Service Office, and is the date from which charges for the first monthly deduction are calculated, and the date from which Policy Years, Policy Months, and Policy Anniversaries are determined.

Policy Debt: as of any date equals (a) plus (b) plus (c) minus (d), where:

(a)	is the total amount of loans borrowed as of such date;

(b)	is the total amount of any unpaid loan interest charges which have been borrowed against the policy on a Policy Anniversary;

(c)	is any interest charges accrued from the last Policy Anniversary to the current date; and

(d)	is the total amount of loan repayments as of such date.

Policy Value: is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.

Service Office Address: is 197 Clarendon Street, Boston, MA 02116-5010.

Surrender Charge Period: is the period following the Policy Date or following any increase in Face Amount during which the Company will assess surrender charges. Surrender charges will apply during this period if the policy terminates due to default, if the policy owner surrenders the policy or makes a partial withdrawal.

Surrender Charge Premium Limit: is used to determine the surrender charge. The Surrender Charge Premium Limit for the initial Face Amount is stated in the policy. The Company will advise the policy owner of the Surrender Charge Premium Limit for any increase in Face Amount.

Written Request: is the policy owner’s request to the Company which must be in a form satisfactory to the Company, signed and dated by the policy owner, and received at the Service Office.

56

In addition to this prospectus, John Hancock USA has filed with the SEC a Statement of Additional Information (the “SAI”) which contains additional information about John Hancock USA and the Account, including information on our history, services provided to the Account and legal and regulatory matters. The SAI and personalized illustrations of death benefits, policy values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Service Office. You should also contact the John Hancock USA Service Office to request any other information about your policy or to make any inquiries about its operation.

SERVICE OFFICE

Express Delivery	Mail Delivery
John Hancock Life Insurance Company (U.S.A.)	John Hancock Life Insurance Company (U.S.A.)
197 Clarendon Street	1 John Hancock Way, Suite 1350
Boston, MA 02116-5010	Boston, MA 02217-1099

Phone:	Fax:
1-800-827-4546	1-416-926-5339

Information about the Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-5850. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.

1940 Act No. 811-4834 1933 Act File No. 333-85284

57

Statement of Additional Information dated May 1, 2009

for interests in

John Hancock Life Insurance Company (U.S.A.) Account A (“Registrant”)

Interests are made available under

VUL ACCUMULATOR II

a flexible premium variable universal life insurance policy issued by

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(“John Hancock USA”)

This is a Statement of Additional Information (“SAI”). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock USA representative or by contacting the John Hancock USA Servicing Office at 197 Clarendon Street, Boston, MA 02116-5010 or telephoning 1-800-827-4546.

Description of the Depositor

Under the Federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the “Depositor”. The Depositor is John Hancock USA, a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Until 2004, John Hancock USA had been known as The Manufacturers Life Insurance Company (U.S.A.).

Our ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Description of the Registrant

Under the Federal securities laws, the registered separate account underlying the variable life insurance policy is known as the “Registrant.” In this case, the Registrant is John Hancock Life Insurance Company (U.S.A.) Separate Account A (the “Account”), a separate account established by John Hancock USA under Michigan law. The variable investment options shown on page 1 of the prospectus are subaccounts of the Account. The Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the Securities and Exchange Commission (“SEC”) of the management of the Account or of John Hancock USA.

New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.

Services

Administration of policies issued by John Hancock USA and of registered separate accounts organized by John Hancock USA may be provided by other affiliates. Neither John Hancock USA nor the separate accounts are assessed any charges for such services.

Custodianship and depository services for the Registrant are provided by State Street Bank. State Street Bank’s address is 225 Franklin Street, Boston, Massachusetts, 02110.

Independent Registered Public Accounting Firm

The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Separate Account A of John Hancock Life Insurance Company (U.S.A.) at December 31, 2008, and for each of the two years in the period ended December 31, 2008, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Legal and Regulatory Matters

There are no legal proceedings to which the Depositor, the Account or the principal underwriter is a party or to which the assets of the Account are subject that are likely to have a material adverse effect on the Account or the ability of the principal underwriter to perform its contract with the Account or of the Depositor to meet its obligations under the policies.

On June 25, 2007, John Hancock Investment Management Services, LLC (the “Adviser”) and John Hancock Distributors LLC (the “Distributor”) and two of their affiliates (collectively, the “John Hancock Affiliates”) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust funds that participated in the Adviser’s commission recapture program during the period from

2

2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.

Principal Underwriter/Distributor

John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company that we control, is the principal distributor and underwriter of the securities offered through this prospectus. JH Distributors acts as the principal distributor of a number of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of John Hancock Trust (the “Trust”), whose securities are used to fund certain variable investment options under the policies and under other annuity and life insurance products we offer.

JH Distributors’ principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 197 Clarendon Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).

We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers may include our affiliate Signator Investors, Inc.

The aggregate dollar amount of underwriting commissions paid to JH Distributors by the Depositor and its affiliates in connection with the sale of variable life products in 2008, 2007, and 2006 was $224,191,519, $236,021,417, and $128,705,303 respectively. JH Distributors did not retain any of these amounts during such periods.

The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement. Compensation is exclusive of additional compensation and revenue sharing and inclusive of overrides and expense allowances paid to broker-dealers for sale of the policies (not including riders). The compensation paid is not expected to exceed 135% of the target premium paid in the first policy year, and 7% of the target premium paid in years 2-15. Compensation on any premium paid in excess of target premium will not exceed 8% in year 1 and 5% in years 2-15.

The registered representative through whom your policy is sold will be compensated pursuant to the registered representative’s own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policy owners but will be recouped through the fees and charges imposed under the policy.

Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms or other financial intermediaries. The terms of such arrangements may differ among firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:

•

Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm’s conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

•

Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.

•

Payments based upon “assets under management”: These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates’) insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.

Our affiliated broker-dealer may pay their respective registered representatives additional cash incentives, such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies.

Additional Information About Charges

A policy will not be issued until the underwriting process has been completed to the Depositor’s satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.

3

Reduction In Charges

The policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. John Hancock USA reserves the right to reduce any of the Policy’s charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which John Hancock USA believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. John Hancock USA may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

4

AUDITED CONSOLIDATED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)

Years Ended December 31, 2008, 2007, and 2006

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

F-1

Report of Independent Registered Public Accounting Firm

The Board of Directors

John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company (U.S.A.) (“the Company”) as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in shareholders’ equity and comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company (U.S.A.) at December 31, 2008 and 2007, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2007 the Company changed their method of accounting for collateral related to certain derivative activities and in 2006 the Company changed their method of accounting for defined benefit pension and other postretirement benefit plans.

/s/ ERNST & YOUNG LLP

Boston, Massachusetts

April 16, 2009

F-2

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS

	December 31,

	2008	2007

	(in millions)
Assets
Investments
Fixed maturities:
Available-for-sale—at fair value (amortized cost: 2008—$14,875; 2007—$13,050)	$14,736	$13,689
Equity securities:
Available-for-sale—at fair value (cost: 2008—$517; 2007—$781)	415	956
Mortgage loans on real estate	2,629	2,414
Investment real estate	1,719	1,543
Policy loans	2,785	2,519
Short-term investments	3,665	2,723
Other invested assets	398	325

Total Investments	26,347	24,169

Cash and cash equivalents	3,477	3,345
Accrued investment income	319	310
Goodwill	54	54
Deferred policy acquisition costs and deferred sales inducements	8,293	5,928
Amounts due from and held for affiliates	2,622	2,723
Reinsurance recoverable	1,518	1,390
Embedded derivatives recoverable for certain separate account guarantees	4,382	586
Other assets	1,504	619
Separate account assets	77,681	105,380

Total Assets	$126,197	$144,504

The accompanying notes are an integral part of these consolidated financial statements.

F-3

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS – (CONTINUED)

	December 31,

	2008	2007

	(in millions)
Liabilities and Shareholder’s Equity
Liabilities
Future policy benefits	$27,796	$24,594
Policyholders’ funds	381	300
Unearned revenue	2,178	543
Unpaid claims and claim expense reserves	591	720
Policyholder dividends payable	216	210
Amounts due to affiliates	4,511	4,371
Current income tax payable	142	174
Deferred income tax liability	855	1,000
Embedded derivatives payable for certain separate account guarantees	2,859	567
Other liabilities	3,836	1,261
Separate account liabilities	77,681	105,380

Total Liabilities	121,046	139,120

Commitments, Guarantees, and Legal Proceedings (Note 10)

Shareholder’s Equity
Preferred stock ($1.00 par value; 50,000,000 shares authorized; 100,000 shares issued and outstanding at December 31, 2008 and 2007)	-	-
Common stock ($1.00 par value; 50,000,000 shares authorized; 4,728,937 shares issued and outstanding at December 31, 2008; 4,728,935 issued and outstanding at December 31, 2007)	5	5
Additional paid-in capital	2,704	2,222
Retained earnings	2,534	2,572
Accumulated other comprehensive (loss) income	(92)	585

Total Shareholder’s Equity	5,151	5,384

Total Liabilities and Shareholder’s Equity	$126,197	$144,504

The accompanying notes are an integral part of these consolidated financial statements.

F-4

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF OPERATIONS

	Years ended December 31,

	2008	2007	2006

	(in millions)
Revenues
Premiums	$963	$875	$1,014
Fee income	2,688	3,262	2,483
Net investment income	1,435	1,337	1,163
Net realized investment and other gains	426	162	32

Total revenues	5,512	5,636	4,692

Benefits and expenses
Benefits to policyholders	4,500	2,375	1,889
Policyholder dividends	421	416	395
Amortization of deferred policy acquisition costs and deferred sales inducements	(388)	584	536
Other operating costs and expenses	1,320	1,269	1,117

Total benefits and expenses	5,853	4,644	3,937

(Loss) income before income taxes	(341)	992	755

Income tax (benefit) expense	(303)	273	230

Net (loss) income	$(38)	$719	$525

The accompanying notes are an integral part of these consolidated financial statements.

F-5

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER’S

EQUITY AND COMPREHENSIVE INCOME (LOSS)

	Capital Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Shareholder’s Equity	Outstanding Shares

	(in millions, except for shares outstanding)					(in thousands)
Balance at January 1, 2006	$5	$2,045	$1,463	$525	$4,038	4,829

Comprehensive income:
Net income			525		525
Other comprehensive income, net of tax:
Net unrealized investment losses				(46)	(46)
Foreign currency translation adjustment				(5)	(5)
Minimum pension liability				5	5

Comprehensive income					479

SFAS No. 158 transition adjustment				(2)	(2)
Employee stock option plan (ESOP)		13			13
Capital contribution from Parent		71			71
Transfer of real estate to affiliate		87			87

Balance at December 31, 2006	$5	$2,216	$1,988	$477	$4,686	4,829

Comprehensive income:
Net income			719		719
Other comprehensive income, net of tax:
Net unrealized investment gains				124	124
Foreign currency translation adjustment				(4)	(4)
Amortization of periodic pension costs				1	1
Cash flow hedges				(13)	(13)

Comprehensive income					827

Employee stock option plan (ESOP)		6			6
Dividends paid to Parent			(135)		(135)

Balance at December 31, 2007	$5	$2,222	$2,572	$585	$5,384	4,829

Comprehensive income:
Net loss			(38)		(38)
Other comprehensive income, net of tax:
Net unrealized investment losses				(645)	(645)
Foreign currency translation adjustment				(23)	(23)
Change in funded status of pension plan and amortization of periodic pension costs				(15)	(15)
Cash flow hedges				6	6

Comprehensive loss					(715)
Capital contribution from Parent		477			477
Employee stock option plan (ESOP)		5			5

Balance at December 31, 2008	$5	$2,704	$2,534	$(92)	$5,151	4,829

The accompanying notes are an integral part of these consolidated financial statements.

F-6

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Years ended December 31

	2008	2007	2006

	(in millions)
Cash flows from operating activities:
Net (loss) income	$(38)	$719	$525
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Amortization of premium and accretion of discounts, net—fixed maturities	(28)	9	13
Net realized investment and other gains	(426)	(162)	(32)
Amortization of deferred policy acquisition costs and deferred sales inducements	(388)	584	536
Capitalization of deferred policy acquisition costs and deferred sales inducements	(1,687)	(1,700)	(1,154)
Depreciation and amortization	59	26	26
Increase in accrued investment income	(9)	(63)	(1)
Decrease in other assets and other liabilities, net	1,584	448	398
Increase in policyholder liabilities and accruals, net	1,958	781	479
Increase in deferred income taxes	212	50	237

Net cash provided by operating activities	1,237	692	1,027

Cash flows from investing activities:
Sales of:
Fixed maturities	4,008	8,814	9,657
Equity securities	411	304	355
Real estate	-	-	27
Other invested assets	149	-	-
Maturities, prepayments, and scheduled redemptions of:
Fixed maturities	413	485	658
Mortgage loans on real estate	1,221	1,453	1,105
Purchases of:
Fixed maturities	(6,483)	(11,150)	(10,327)
Equity securities	(195)	(229)	(690)
Real estate	(205)	(168)	(16)
Other invested assets	(283)	(121)	(74)
Mortgage loans on real estate issued	(1,434)	(1,409)	(1,128)
Issuance of notes receivable from affiliates	(295)	-	-
Cash received on sale of mortgage backed security to affiliate	-	15	-
Net purchases of short-term investments	(939)	(2,013)	(162)
Other, net	(161)	(249)	(281)

Net cash used in investing activities	(3,793)	(4,268)	(876)

The accompanying notes are an integral part of these consolidated financial statements.

F-7

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS – (CONTINUED)

	Years ended December 31,

	2008	2007	2006

	(in millions)
Cash flows from financing activities:
Capital contribution from Parent	$477	$-	$71
Dividends paid to Parent	-	(135)	-
(Decrease) increase in amounts due to affiliates	(666)	1,768	14
Universal life and investment-type contract deposits	4,760	2,748	2,832
Universal life and investment-type contract maturities and withdrawals	(1,422)	(509)	(1,266)
Net transfers to separate accounts from policyholders’ funds	(1,929)	(881)	(433)
Excess tax benefits related to share-based payments	1	2	2
Cash received on sale of real estate to affiliate	-	-	150
Unearned revenue on financial reinsurance	1,592	(149)	(49)
Net reinsurance recoverable	(125)	(35)	49

Net cash provided by financing activities	2,688	2,809	1,370

Net increase (decrease) in cash and cash equivalents	132	(767)	1,521
Cash and cash equivalents at beginning of year	3,345	4,112	2,591

Cash and cash equivalents at end of year	$3,477	$3,345	$4,112

The accompanying notes are an integral part of these consolidated financial statements.

F-8

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 — Summary of Significant Accounting Policies

Business.  John Hancock Life Insurance Company (U.S.A.) (“JHUSA” or the “Company”) is a wholly-owned subsidiary of The Manufacturers Investment Corporation (“MIC”). MIC is a wholly-owned subsidiary of Manulife Holdings (Delaware) LLC (“MHDLLC”), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based, publicly traded stock life insurance company.

The Company provides a wide range of insurance and investment products to both individual and institutional customers located primarily in the United States. These products, including individual life insurance, individual and group fixed and variable annuities, and group pension contracts, are sold through an extensive network of agents, securities dealers, and other financial institutions. The Company also offers investment management services with respect to the Company’s separate account assets and to mutual funds and institutional customers. The Company is licensed in forty-nine states.

Basis of Presentation.  These financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The accompanying consolidated financial statements include the accounts of the Company and its majority-owned and or controlled subsidiaries and variable interest entities (“VIEs”) in which the Company is the primary beneficiary. Partnerships, joint venture interests, and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets. All significant intercompany transactions and balances have been eliminated. For further discussion regarding VIEs, see Note 3 — Relationships with Variable Interest Entities.

Reclassifications.  Certain prior year amounts have been reclassified to conform to the current year presentation.

Investments.  The Company classifies its fixed maturity securities, other than leveraged leases, as available-for-sale and records these securities at fair value. Unrealized investment gains and losses related to available-for-sale securities are reflected in shareholder’s equity, net of policyholder related amounts and deferred income taxes. Interest income is generally recognized on the accrual basis. The amortized cost of fixed maturity securities is adjusted for other-than-temporary impairments, amortization of premiums, and accretion of discounts to maturity. Amortization of premiums and accretion of discounts are included in net investment income. Impairments in value deemed to be other-than-temporary are reported as a component of net realized investment and other gains (losses).

For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

Equity securities include common stock and preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities that the Company classifies as available-for-sale, unrealized investment gains and losses are reflected in shareholder’s equity, as described above for available-for-sale fixed maturity securities. Equity securities that do not have readily determinable fair values are carried at cost and are included in other invested assets. Impairments in value deemed to be other-than-temporary are reported as a component of net realized investment and other gains (losses). Dividends are recorded as income on the ex-dividend date.

Mortgage loans on real estate are carried at unpaid principal balances and are adjusted for amortization of premium or accretion of discount, less allowance for probable losses. Premiums or discounts are amortized over the life of the mortgage loan contract in a manner that results in a constant effective yield. Interest income and amortization amounts and other costs that are recognized as an adjustment of yield are included as components of net investment income. Mortgage loans on real estate are evaluated periodically as part of the Company’s loan review procedures and are considered impaired when it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. The valuation allowance established as a result of impairment is based on the present value of the expected future cash flows, discounted at the loan’s original effective interest rate, or is based on the collateral value of the loan if higher and the loan is collateral dependent. The Company estimates this level to be adequate to absorb

F-9

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in net investment income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the collateral’s fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

Real estate held-for-sale is carried at the lower of depreciated cost or fair value less expected disposition costs. Any change to the valuation allowance for real estate held-for-sale is reported as a component of net realized investment and other gains (losses). The Company does not depreciate real estate classified as held-for-sale.

Policy loans are carried at unpaid principal balances.

Short-term investments, which include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase, are reported at fair value.

Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on a specific identification method and are reported net of amounts credited to participating contract holder accounts.

Derivative Financial Instruments.  The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices and also to manage the duration of assets and liabilities. All derivative instruments are carried on the Company’s Consolidated Balance Sheets in other assets or other liabilities at fair value.

In certain cases, the Company uses hedge accounting by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, any changes in fair value of the derivative instruments, as well as the offsetting changes in fair value of the hedged items, are recorded in net realized investment and other gains (losses). Basis adjustments are amortized into income through net realized investment and other gains (losses).

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in accumulated other comprehensive income and then reclassified into income when the hedged item affects income. When a cash flow hedge is terminated, the effective portion of the accumulated derivative gain or loss continues to be reported in accumulated other comprehensive income and then is reclassified into income when the hedged item affects income. If it is determined that the forecasted transaction is not probable of occurring, the balance remaining in accumulated other comprehensive income is immediately recognized in earnings.

Hedge effectiveness is assessed quarterly using a variety of techniques, including regression analysis and cumulative dollar offset. When it is determined that a derivative is not effective as a hedge, the Company discontinues hedge accounting. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item.

In cases where the Company receives or pays a premium as consideration for entering into a derivative instrument (i.e., interest rate caps and floors and swaptions), the premium is amortized into net investment income over the term of the derivative instrument. The change in fair value of such premiums (i.e. the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).

F-10

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

The Company is a party to financial instruments that may contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether bifurcation is required. If it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract. Embedded derivatives are carried at fair value with changes in fair value reported in net realized investment and other gains (losses) for derivatives embedded in investment securities, or benefits to policyholders for the reinsurance recoverable related to guaranteed minimum income benefits and certain separate account guarantees related to guaranteed minimum withdrawal benefits.

Cash and Cash Equivalents.  Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less when purchased.

Goodwill.  As a result of the acquisition of Wood Logan Associates, the Company recognized an asset for goodwill representing the excess of the cost over the fair value of the assets acquired and liabilities assumed.

The Company tests goodwill for impairment at least annually, or more frequently if circumstances indicate impairment may have occurred.

Deferred Policy Acquisition Costs and Deferred Sales Inducements.  Deferred policy acquisition costs (“DAC”) are costs that vary with, and are related primarily to, the production of new business and have been deferred to the extent that they are deemed recoverable. Such costs include sales commissions, certain policy issuance and underwriting costs, and certain agency expenses. Similarly, any amounts assessed as initiation fees or front-end loads are recorded as unearned revenue. The Company tests the recoverability of DAC at least annually.

DAC related to participating traditional life insurance is amortized over the life of the policies at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the policies. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve, and expected annual policyholder dividends. For annuity, group pension contracts, universal life insurance, DAC and unearned revenue are amortized generally in proportion to the change in present value of expected gross profits arising principally from surrender charges, investment results, including realized gains (losses), and mortality and expense margins. DAC amortization is adjusted retrospectively when estimates are revised. For annuity, universal life insurance, and investment-type products, the DAC asset is adjusted for the impact of unrealized gains (losses) on investments as if these gains (losses) had been realized, with corresponding credits or charges included in accumulated other comprehensive income.

DAC related to non-participating traditional life insurance is amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.

The Company offers sales inducements, including enhanced crediting rates or bonus payments, to contract holders on certain of its individual and group annuity products. The Company defers sales inducements and amortizes them over the life of the underlying contracts using the same methodology and assumptions used to amortize DAC.

Reinsurance.  Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying Consolidated Statements of Operations reflect premiums, benefits, and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its contract holders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

Separate Account Assets and Liabilities.  Separate account assets and liabilities reported on the Company’s Consolidated Balance Sheets represent funds that are administered and invested by the Company to meet specific investment objectives of contract holders. Net investment income and net realized investment and other gains (losses) generally accrue directly to

F-11

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

such contract holders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, surrenders, net investment income, net realized investment and other gains (losses), and the related liability changes of separate accounts are offset within the same line item in the Consolidated Statements of Operations. Fees charged to contract holders, principally mortality, policy administration, investment management, and surrender charges, are included in the revenues of the Company.

Future Policy Benefits and Policyholders’ Funds.  Future policy benefits for participating traditional life insurance policies are based on the net level premium method. The net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the policies. Participating business represented 27% and 34% of the Company’s traditional life net insurance in-force at December 31, 2008 and 2007, respectively, and 77%, 88%, and 93% of the Company’s traditional life net insurance premiums for the years ended December 31, 2008, 2007, and 2006, respectively.

Benefit liabilities for annuities during the accumulation period are equal to accumulated contract holders’ fund balances and after annuitization are equal to the present value of expected future payments.

For payout annuities in loss recognition, future policy benefits are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized investment and other gains (losses) associated with the underlying assets.

For non-participating traditional life insurance policies and reinsurance policies, future policy benefits are estimated using a net level premium method based upon actuarial assumptions as to mortality, persistency, interest, and expenses established at the policy issue date. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience, which, together with interest and expense assumptions, include a margin for adverse deviation.

Policyholders’ funds for universal life products and group pension contracts are equal to the total of the policyholder account values before surrender charges. Policyholder account values include deposits plus credited interest or change in investment value less expense and mortality fees, as applicable, and withdrawals. Policy benefits are charged to expense and include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders’ account balances.

Components of policyholders’ funds were as follows:

	December 31,

	2008	2007

	(in millions)
Individual and group annuities	$65	$41
Group pension contracts	78	82
Universal life and other	238	177

Total policyholders’ funds	$381	$300

Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported life claims and estimates of incurred but not reported claims based on historical claims development patterns.

Estimates of future policy benefit reserves, claim reserves, and expenses are reviewed on a regular basis and adjusted as necessary. Any changes in estimates are reflected in current earnings.

Policyholder Dividends.  Policyholder dividends for the closed block are approved annually by the Company’s Board of Directors. The aggregate amount of policyholder dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year, as well as management’s judgment as to the proper level of statutory surplus to be retained by the Company. For additional information on the closed block, see Note 6 — Closed Block.

F-12

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

Revenue Recognition.  Premiums from participating and non-participating traditional life insurance, and reinsurance contracts are recognized as revenue when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Deposits related to universal life contracts are credited to policyholders’ account balances. Revenues from these contracts, as well as annuities and group pension contracts, consist of amounts assessed against policyholders’ account balances for mortality, policy administration, and surrender charges and are recorded in fee income in the period in which the services are provided.

Fee income also includes advisory fees and administration service fees. Such fees and commissions are recognized in the period in which services are performed.

Share-Based Payments.  The Company adopted Statement of Financial Accounting Standards No. 123 (revised 2004), “Share-Based Payment,” (“SFAS No. 123(R)”) on January 1, 2006. The standard requires that the costs resulting from share-based payment transactions with employees be recognized in the financial statements utilizing a fair value based measurement method.

Certain Company employees are provided compensation in the form of stock options, deferred share units, and restricted share units in MFC. The fair value of the stock options granted by MFC to the Company’s employees is recorded by the Company over the vesting periods. The fair value of the deferred share units and the intrinsic fair value of the restricted share units granted by MFC to Company employees are recognized in the accounts of the Company over the vesting periods of the units. The share-based payments are a legal obligation of MFC, but in accordance with U.S. GAAP, are recorded in the accounts of the Company in other operating costs and expenses.

Upon adoption of SFAS No. 123(R), the Company was required to determine the portion of additional paid-in capital that was generated from the realization of excess tax benefits prior to the adoption of SFAS No. 123(R) available to offset deferred tax assets that may need to be written off in future periods had the Company adopted the SFAS No. 123 fair value recognition provisions in 2001. The Company elected to calculate this “pool” of additional paid-in capital using the shortcut method as permitted by FASB Staff Position No. 123(R)-3, “Transition Election Related to Accounting for the Tax Effects of Share-Based Payment Awards.”

SFAS No. 123(R) also requires the benefits of tax deductions in excess of recognized compensation cost to be reported as a financing cash flow, rather than as an operating cash flow. This requirement reduces net operating cash flows and increases net financing cash flows in periods after adoption. For the years ended December 31, 2008 and 2007, the Company recognized $1 million and $2 million, respectively, of excess tax benefits related to share-based payments in the Consolidated Statement of Cash Flows. Upon adoption in 2006, the Company recognized $2 million of excess tax benefits related to share-based payments, which was reclassified from net operating cash flows to net financing cash flows.

Income Taxes.  The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax and financial statement bases of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

Foreign Currency.  Assets and liabilities relating to foreign operations are translated into U.S. dollars using current exchange rates as of the balance sheet date. Revenues and expenses are translated using the average exchange rates during the year. The resulting net translation adjustments for each year are included in accumulated other comprehensive income. Gains or losses on foreign currency transactions are reflected in earnings.

F-13

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

Recent Accounting Pronouncements

FASB Staff Position No. EITF 99-20-1, “Amendments to the Impairment Guidance of EITF Issue No. 99-20” (“FSP EITF No. 99-20-1”)

In January 2009, the Financial Accounting Standards Board (“FASB”) issued FSP EITF No. 99-20-1 which helps conform the impairment guidance in EITF No. 99-20 to the impairment guidance of SFAS No. 115. EITF No. 99-20 applies to debt securities backed by securitized financial assets (“ABS”), which are of less than high credit quality and can be contractually prepaid in a way that the investor could lose part of its investment. These securities are categorized as available-for-sale and have fair values below their carrying values. FSP EITF No. 99-20-1 allows the Company to consider its own expectations about probabilities that the ABS can and will be held until the fair values recover, while assessing whether the ABS is other-than-temporarily impaired. EITF No. 99-20 formerly required the Company to consider only market participant expectations about the ABS future cash flows in this situation. FSP EITF No. 99-20-1 was effective for the Company on December 31, 2008. Adoption of FSP EITF No. 99-20-1 on January 1, 2009 did not result in any impact to the Company’s Consolidated Balance Sheets or Consolidated Statements of Operations.

FASB Staff Position SFAS No. 132(R)-1, “Employers’ Disclosures about Postretirement Benefit Plan Assets” (“FSP SFAS No. 132R-1”)

In December 2008, the FASB issued FSP SFAS No. 132R-1 which requires enhanced disclosures of the assets of the Company’s pension and other postretirement benefit plans in the Company’s consolidated financial statements. FSP SFAS No. 132R-1 requires a narrative description of investment policies and strategies for plan assets, and discussion of long term rate of return assumptions for plan assets. FSP SFAS No. 132R-1 requires application of SFAS No. 157 style disclosures to fair values of plan assets, including disclosure of fair values of plan assets sorted by asset category and valuation levels 1, 2 and 3, with roll forward of level 3 plan assets, and discussion of valuation processes used. FSP SFAS No. 132R-1 will be effective for the Company’s consolidated financial statements at December 31, 2009.

FASB Staff Position SFAS No. 140-4 and FIN No. 46(R)-8, “Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities” (“FSP SFAS No. 140-4 and FIN No. 46R-8”)

In December 2008, the FASB issued FSP SFAS No. 140-4 and FIN No. 46(R)-8 which requires enhanced disclosures about transfers of financial assets and interests in variable interest entities. While the Company is not involved in securitizing financial assets, it does have significant relationships with VIEs. This FSP was effective for the Company at December 31, 2008 and resulted in enhanced disclosures about the Company’s relationships with VIEs. See Note 3 — Relationships with Variable Interest Entities.

Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133” (“SFAS No. 161”)

In March 2008, the FASB issued SFAS No. 161 which provides extensively expanded disclosure requirements for derivative instruments and hedging activities and applies to all derivative instruments, including bifurcated derivative instruments and related hedged items which are accounted for under SFAS No. 133. SFAS No. 161 will be effective for the Company’s Consolidated Balance Sheets and Consolidated Statements of Operations in 2009. The adoption of this guidance is not expected to have a material impact on the Company’s Consolidated Balance Sheets or Consolidated Statements of Operations.

Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”)

Effective January 1, 2008, the Company adopted SFAS No. 157, which provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. SFAS No. 157 requires, among other things, an exit value approach for valuing assets and liabilities, using the best available information about what a market would bear. The exit value approach focuses on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Exit values for liabilities should include margins for risk even if they are not observable. SFAS No. 157 provides guidance on how to measure fair value, when required, under existing accounting standards. SFAS No. 157

F-14

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

establishes a fair value hierarchy based on the observability of the inputs to valuation techniques used to measure fair value, sorted into three levels (“Level 1, 2, and 3”), with the most observable input level being Level 1. The impact of changing valuation methods to comply with SFAS No. 157 resulted in adjustments to actuarial liabilities, which were recorded as an increase in net income of $60 million, net of tax, as of January 1, 2008.

Effective January 1, 2008, the Company adopted FASB Staff Position No. FAS 157-1, “Application of FASB Statement No. 157 to FASB Statement No. 13 (“SFAS 13”) and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 (“FSP No. FAS 157-1”).” FSP No. FAS 157-1 amends SFAS No. 157 to provide a scope exception from SFAS No. 157 for the evaluation criteria on lease classification and capital lease measurement under SFAS No. 13, “Accounting for Leases,” and other related accounting pronouncements. As a result of adopting FSP No. FAS 157-1, the Company does not apply the provisions of SFAS No. 157 to its leases.

Statement of Financial Accounting Standards No. 160, “Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51” (“SFAS No. 160”)

In December 2007, the FASB issued SFAS No. 160 which establishes accounting guidance for non-controlling interests in a subsidiary and for deconsolidation of a subsidiary. SFAS No. 160 will require that non-controlling interests be included in shareholders’ equity and separately reported there, that a consolidated entity’s net income include and present separately amounts attributable to both the controlling and non-controlling interests, that continuity of equity accounts for both controlling interests and non-controlling interests be presented on a company’s statement of changes in equity, and that changes in a parent’s ownership of a subsidiary which do not result in deconsolidation be accounted for as transactions in the company’s own stock. Deconsolidation will result in gain/loss recognition, with any retained non-controlling interest measured initially at fair value. SFAS No. 160 will be effective for the Company’s Consolidated Balance Sheets and Consolidated Statements of Operations in 2009, and will be applied prospectively, except for the presentation and disclosure requirements which will be applied retrospectively. The adoption of this guidance is not expected to have a material impact on the Company’s Consolidated Balance Sheets or Consolidated Statements of Operations.

Statement of Financial Accounting Standards No. 141 (R), “Business Combinations” (“SFAS No. 141(R)”)

In December 2007, the FASB issued SFAS No. 141(R) which replaces SFAS No. 141, “Business Combinations”. SFAS No. 141(R) retains the underlying concepts of SFAS No. 141 in that all business combinations are still required to be accounted for at fair value under the acquisition method of accounting, but SFAS No. 141(R) changes the method of applying the acquisition method in a number of significant aspects. Some of the more significant requirements under SFAS No. 141(R) include; the acquisition date is defined as the date that the acquirer achieves control over the acquiree; any consideration transferred will be measured at fair value as of acquisition date; and all identifiable assets acquired, and liabilities assumed and any non-controlling interest in the acquiree will be recorded at their acquisition date fair value, with certain exceptions. SFAS No. 141(R) will be effective on a prospective basis for all business combinations for which the acquisition date is on or after January 1, 2009, except for accounting for valuation allowances on deferred income taxes and acquired tax contingencies. SFAS No. 141(R) amends SFAS No. 109 such that adjustments made to valuation allowances on deferred taxes and acquired tax contingencies associated with acquisitions that closed prior to the effective date of SFAS No. 141(R) would be subject to SFAS No. 141(R).

FASB Staff Position Fin No. 39-1, “Amendment of Offsetting of Amounts Related to Certain Contracts” (“FSP FIN No. 39-1”)

In April 2007, the FASB Staff issued FSP FIN No. 39-1 to amend the reporting standards for offsetting amounts related to derivative instruments with the same counterparty. FSP FIN No. 39-1 specifies that an entity that has in the past elected to offset fair value of derivative assets and liabilities may change its policy election. The Company early adopted FSP FIN No. 39-1 in the quarter ended December 31, 2007, changing its accounting policy from net to gross balance sheet presentation of offsetting derivative balances with the same counterparty. This accounting policy change was applied retrospectively to all periods presented, resulting in an increase in derivative assets equally offset by an increase in derivative liabilities at December 31, 2007 of $57 million.

F-15

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

Statement of Financial Accounting Standards No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106, and 132R” (“SFAS No. 158”)

In September 2006, the FASB issued SFAS No. 158. SFAS No. 158 requires the Company to recognize in its statement of financial position either assets or liabilities for the overfunded or underfunded status of its defined benefit postretirement plans. Changes in the funded status of a defined benefit postretirement plan are recognized in accumulated other comprehensive income in the year the changes occur.

SFAS No. 158 was effective for the Company on December 31, 2006. As a result of the Company’s adoption of SFAS No. 158, the Company recorded a decrease to accumulated other comprehensive income of $2 million, net of tax, as of December 31, 2006 to recognize the funded status of its defined benefit pension and other postretirement benefit plans.

FASB Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109” (“FIN No. 48”)

In June 2006, the FASB issued FIN No. 48. FIN No. 48 prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. FIN No. 48 requires evaluation of whether a tax position taken on a tax return is more likely than not to be sustained if challenged, and if so, evaluation of the largest benefit that is more than 50% likely of being realized on ultimate settlement. Differences between these benefits and actual tax positions result in either (a) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, (b) a reduction in a deferred tax asset or an increase in a deferred tax liability, or both (a) and (b). FIN No. 48 requires recording a cumulative effect of adoption in retained earnings as of beginning of year of adoption.

FIN No. 48 was effective for the Company’s consolidated financial statements beginning January 1, 2007. The Company had no cumulative effect of adoption to its January 1, 2007 consolidated retained earnings. Adoption of FIN No. 48 had no material impact on the Company’s Consolidated Balance Sheets at December 31, 2007 or Consolidated Statements of Operations for the year ended December 31, 2007.

AICPA Statement of Position No. 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP No. 05-1”)

In September 2005, the Accounting Standards Executive Committee (“AcSEC”) of the American Institute of Certified Public Accountants (“AICPA”) issued SOP No. 05-1. SOP No. 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from extinguished contracts should no longer be deferred and should be charged to expense.

SOP No. 05-1 was effective for the Company’s internal replacements occurring on or after January 1, 2007. Retrospective adoption is not permitted. In connection with the Company’s adoption of SOP No. 05-01 as of January 1, 2007, there was no material impact to the Company’s Consolidated Balance Sheets or Consolidated Statements of Operations.

Emerging Issues Task Force Issue No. 04-5, “Determining Whether a General Partner or the General Partners as a Group Controls a Limited Partnership or a Similar Entity When the Limited Partners Have Certain Rights” (“EITF No. 04-5”)

In July 2005, the Emerging Issues Task Force of the FASB issued EITF No. 04-5. EITF No. 04-5 mandates a rebuttable presumption that the general partner of a partnership (or managing member of a limited liability company) controls the partnership and should consolidate it, unless limited partners have either substantive kickout rights (defined as the ability to remove the general partner without cause by action of simple majority) or have substantive participating rights (defined as the ability to be actively involved in managing the partnership) or the partnership is a VIE, in which case VIE consolidation accounting rules should instead be followed.

EITF No. 04-5 was effective for the Company on January 1, 2006. In connection with the Company’s adoption of EITF No. 04-5, there was no impact to the Company’s Consolidated Balance Sheets or Consolidated Statements of Operations.

F-16

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments

Fixed Maturities and Equity Securities

The Company’s investments in fixed maturities and equity securities classified as available-for-sale are summarized below:

	December 31, 2008

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
Fixed maturities and equity securities:
Corporate securities	$11,765	$508	$821	$11,452
Asset-backed and mortgage-backed securities	1,072	-	143	929
Obligations of states and political subdivisions	201	6	7	200
Debt securities issued by foreign governments	995	209	1	1,203
U.S. Treasury securities and obligations of U.S. government corporations and agencies	793	110	-	903

Fixed maturities	14,826	833	972	14,687
Other fixed maturities (1)	49	-	-	49

Total fixed maturities available-for-sale, at fair value	14,875	833	972	14,736
Equity securities available-for-sale	517	44	146	415

Total fixed maturities and equity securities	$15,392	$877	$1,118	$15,151

	December 31, 2007

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
Fixed maturities and equity securities:
Corporate securities	$10,292	$574	$121	$10,745
Asset-backed and mortgage-backed securities	992	15	2	1,005
Obligations of states and political subdivisions	83	4	-	87
Debt securities issued by foreign governments	893	145	-	1,038
U.S. Treasury securities and obligations of U.S. government corporations and agencies	718	24	-	742

Fixed maturities	12,978	762	123	13,617
Other fixed maturities (1)	72	-	-	72

Total fixed maturities available-for-sale, at fair value	13,050	762	123	13,689
Equity securities available-for-sale	781	193	18	956

Total fixed maturities and equity securities	$13,831	$955	$141	$14,645

(1)	The Company classifies its leveraged leases as fixed maturities and records as its carrying value the net investment of its leveraged leases calculated by accruing income at each lease’s expected internal rate of return.

F-17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

The amortized cost and fair value of available-for-sale fixed maturities at December 31, 2008, by contractual maturity, are shown below:

	Amortized Cost	Fair Value

	(in millions)
Fixed maturities:
Due in one year or less	$432	$432
Due after one year through five years	2,364	2,296
Due after five years through ten years	3,626	3,511
Due after ten years	7,332	7,519

	13,754	13,758
Asset-backed and mortgage-backed securities	1,072	929

Total	$14,826	$14,687

Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties. Asset-backed and mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

Fixed Maturities and Equity Securities Impairment Review

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where market value is less than 80 percent of amortized cost for six months or more to determine whether impairments need to be taken. The analysis focuses on each company’s or project’s ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Credit Committee at MFC. This committee includes MFC’s Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to earnings.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that its assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to its investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

The cost amounts for both fixed maturity securities and equity securities are net of other-than-temporary impairment charges.

F-18

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

The following table shows the carrying value and gross unrealized losses aggregated by investment category and length of time that individual available-for-sale fixed maturity securities and equity securities have been in a continuous unrealized loss position:

Unrealized Losses on Available-For-Sale Fixed Maturity Securities and Equity Securities — By Investment Age

	Year ended December 31, 2008

	Less than 12 months		12 months or more		Total

	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses

			(in millions)
Corporate securities	$4,400	$431	$1,681	$390	$6,081	$821
Asset-backed and mortgage-backed securities	810	116	92	27	902	143
Obligations of states and political subdivisions	92	7	-	-	92	7
Debt securities issued by foreign governments	28	1	-	-	28	1

Total fixed maturities available-for-sale	5,330	555	1,773	417	7,103	972
Equity securities available-for-sale	241	118	34	28	275	146

Total	$5,571	$673	$1,807	$445	$7,378	$1,118

	Year ended December 31, 2007

	Less than 12 months		12 months or more		Total

	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses

			(in millions)
Corporate securities	$1,521	$50	$1,462	$71	$2,983	$121
Asset-backed and mortgage-backed securities	99	2	32	-	131	2

Total fixed maturities available-for-sale	1,620	52	1,494	71	3,114	123
Equity securities available-for-sale	145	18	-	-	145	18

Total	$1,765	$70	$1,494	$71	$3,259	$141

Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies’ statistics indicate that investment grade securities have been found to be less likely to develop credit concerns. The gross unrealized loss on below investment grade available-for-sale fixed maturity securities increased to $79 million at December 31, 2008 from $19 million at December 31, 2007.

At December 31, 2008 and 2007, there were 753 and 339 available-for-sale fixed maturity securities with an aggregate gross unrealized loss of $972 million and $123 million, respectively, of which the single largest unrealized loss was $22 million and $16 million, respectively. The Company anticipates that these fixed maturity securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these securities until they recover or mature.

At December 31, 2008 and 2007, there were 550 and 174 equity securities with an aggregate gross unrealized loss of $146 million and $18 million, respectively, of which the single largest unrealized loss was $14 million and $1 million, respectively. The Company anticipates that these equity securities will recover in value in the near term.

F-19

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

There were no non-income producing available-for-sale securities for the year ended December 31, 2008. Non-income producing assets represent investments that have not produced income for the twelve months preceding December 31, 2008.

Securities Lending

The Company participated in a securities lending program for the purpose of enhancing income on securities held in 2007, but there were no securities on loan and no collateral held as of December 31, 2008. At December 31, 2007, $1,476 million of the Company’s securities, at market value, were on loan to various brokers/dealers and were fully collateralized by cash and highly liquid securities. The market value of the loaned securities was monitored on a daily basis, and the collateral was maintained at a level of at least 102% of the loaned securities’ market value.

Assets on Deposit

As of December 31, 2008 and 2007, fixed maturity securities with a fair value of $9 million and $7 million were on deposit with government authorities as required by law.

Mortgage Loans on Real Estate

At December 31, 2008, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

Collateral Property Type	Carrying Amount	Geographic Concentration	Carrying Amount

	(in millions)		(in millions)
Apartments	$356	East North Central	$323
Industrial	531	East South Central	38
Office buildings	955	Middle Atlantic	463
Retail	468	Mountain	243
Mixed use	120	New England	160
Agricultural	48	Pacific	689
Agri business	42	South Atlantic	551
Other	114	West North Central	14
		West South Central	153

Provision for losses	(5)	Provision for losses	(5)

Total	$2,629	Total	$2,629

Changes in the allowance for probable losses on mortgage loans on real estate are summarized below:

	Balance at Beginning of Period	Additions	Deductions	Balance at End of Period

	(in millions)

Year ended December 31, 2008	$ 3	$2	$-	$5

Year ended December 31, 2007	3	5	5	3

Year ended December 31, 2006	5	1	3	3

Mortgage loans with a carrying value of $11 million were non-income producing for the years ended December 31, 2008 and 2007. At December 31, 2008, mortgage loans with carrying value of $4 million were delinquent by less than 90 days. There were no mortgage loans delinquent by 90 days or more.

F-20

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

The total recorded investment in mortgage loans that are considered to be impaired along with the related provision for losses were as follows:

	December 31,
	2008	2007

	(in millions)
Impaired mortgage loans on real estate with provision for losses	$16	$12
Provision for losses	(5)	(3)

Net impaired mortgage loans on real estate	$11	$9

The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

	Years ended December 31,
	2008	2007	2006

	(in millions)
Average recorded investment in impaired loans	$14	$12	$16
Interest income recognized on impaired loans	-	-	-

The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

There were no restructured mortgage loans as of December 31, 2008 and 2007.

Investment Real Estate

There was no non-income producing real estate for the years ended December 31, 2008 and 2007, respectively. Depreciation expense on investment real estate was $29 million, $26 million, and $26 million, in 2008, 2007, and 2006, respectively. Accumulated depreciation was $248 million and $218 million at December 31, 2008 and 2007, respectively.

Equity Method Investments

Investments in other assets, which include unconsolidated joint ventures, partnerships, and limited liability corporations, accounted for using the equity method of accounting totaled $392 million and $309 million at December 31, 2008 and 2007, respectively. Total combined assets of such investments were $8,051 million and $5,322 million (consisting primarily of investments) and total combined liabilities were $3,753 million and $2,916 million (including $3,219 million and $2,444 million of debt) at December 31, 2008 and 2007, respectively. Total combined revenues and expenses of these investments in 2008 were $1,423 million and $1,513 million, respectively, resulting in $90 million of total combined loss from operations. Total combined revenues and expenses of these investments in 2007 were $560 million and $582 million, respectively, resulting in $22 million of total combined loss from operations. Total combined revenues and expenses in 2006 were $68 million and $110 million, respectively, resulting in $42 million of total combined loss from operations. Net investment (loss) income on investments accounted for on the equity method totaled $(9) million, $2 million, and $0 in 2008, 2007, and 2006, respectively. Depending on the timing of receipt of the audited financial statements of these other assets, the above investee level financial data may be up to one year in arrears.

F-21

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

Net Investment Income and Net Realized Investment and Other Gains (Losses)

The following information summarizes the components of net investment income and net realized investment and other gains (losses):

	Years ended December 31,
	2008	2007	2006

	(in millions)
Net investment income
Fixed maturities	$913	$798	$730
Equity securities	50	38	24
Mortgage loans on real estate	161	145	152
Investment real estate	96	100	98
Policy loans	202	185	166
Short-term investments	93	145	61
Other	12	7	(8)

Gross investment income	1,527	1,418	1,223

Less investment expenses	92	81	60

Net investment income (1)	$1,435	$1,337	$1,163

Net realized investment and other gains (losses)
Fixed maturities	$(55)	$69	$(27)
Equity securities	(151)	38	44
Mortgage loans on real estate and real estate held-for-sale	1	13	20
Derivatives and other invested assets	631	42	(5)

Net realized investment and other gains (1)	$426	$162	$32

(1)	Includes net investment income and net realized investment and other gains on assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Note 7 —Related Party Transactions, for information on the associated MRBL reinsurance agreement.

For 2008, 2007, and 2006, net investment income passed through to participating contract holders as interest credited to policyholders’ account balances amounted to $1 million, $2 million, and $1 million, respectively.

Gross gains were realized on the sale of available-for-sale securities of $212 million, $203 million, and $189 million for the years ended December 31, 2008, 2007, and 2006, respectively, and gross losses were realized on the sale of available-for-sale securities of $50 million, $51 million, and $132 million for the years ended December 31, 2008, 2007, and 2006, respectively. In addition, other-than-temporary impairments on available-for-sale securities of $341 million, $74 million, and $64 million for the years ended December 31, 2008, 2007, and 2006, respectively, were recognized in the Consolidated Statements of Operations.

Note 3 — Relationships with Variable Interest Entities

In its capacities as an investor and as an investment manager, the Company has relationships with various types of entities, some of which are considered variable interest entities (“VIEs”) in accordance with FASB Interpretation No. 46, “Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (revised December 2003)” (“FIN No. 46(R)”). Under FIN No. 46(R), the variable interest holder, if any, that will absorb a majority of the VIE’s expected losses, receive a majority of the VIE’s expected residual returns, or both, is deemed to be the primary beneficiary and must consolidate the VIE. An entity that holds a significant variable interest in a VIE, but is not the primary beneficiary, must disclose certain information regarding its involvement with the VIE.

F-22

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 3 — Relationships with Variable Interest Entities - (continued)

The Company determines whether it is the primary beneficiary of a VIE by evaluating the contractual rights and obligations associated with each party involved in the entity, calculating estimates of the entity’s expected losses and expected residual returns, and allocating the estimated amounts to each party. In addition, the Company considers qualitative factors, such as the extent of the Company’s involvement in creating or managing the VIE.

If it is not considered to be the primary beneficiary, the Company assesses the materiality of its relationship with the VIE to determine if it holds a significant variable interest, which requires disclosure. This assessment considers the materiality of the VIE relationship to the Company as, among other factors, a percentage of total investments, percentage of total net investment income, and percentage of total funds under management. For purposes of assessing materiality and disclosing significant variable interests, the Company aggregates similar entities.

Significant Variable Interests in Unconsolidated Variable Interest Entities

The following table presents the total assets of, investment in, and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests, but it is not the primary beneficiary, and which have not been consolidated. The Company does not record any liabilities related to the unconsolidated VIEs.

	December 31,
	2008
	Total Assets	Investment (1)	Maximum Exposure to Loss (2)

	(in millions)
Real estate limited partnerships (3)	$142	$100	$148
Timber funds (4)	205	13	13

Total	$347	$113	$161

	December 31,
	2007
	Total Assets	Investment (1)	Maximum Exposure to Loss (2)

	(in millions)
Real estate limited partnerships (3)	$103	$38	$85
Timber funds (4)	266	17	17

Total	$369	$55	$102

(1)	The Company’s investments in unconsolidated VIEs are included in other invested assets on the Consolidated Balance Sheets.
(2)	The maximum exposure to loss related to real estate limited partnerships and timber funds is limited to the Company’s investment plus unfunded capital commitments. The maximum loss is expected to occur only upon bankruptcy of the issuer or investee or as a result of a natural disaster in the case of the timber funds.
(3)	Real estate limited partnerships include partnerships established for the purpose of investing in real estate that qualifies for low income housing and/or historic tax credits. Limited partnerships are owned by a general partner, who manages the business, and by limited partners, who invest capital, but have limited liability and are not involved in the partnerships’ management. The Company is typically the sole limited partner or investor member of each and is not a general partner or managing member of any.
(4)

The Company acts as investment manager for the VIEs owning the timberland properties (the timber funds), which the general account and institutional separate accounts invest in. Timber funds are investment vehicles used primarily by large institutional investors, such as public and corporate pension plans, whose primary source of return is derived from the growth and harvest of timber and long-term appreciation of the property. The primary risks of timberland investing include market uncertainty (fluctuation of timber and timberland investments), relative

F-23

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 3 — Relationships with Variable Interest Entities - (continued)

illiquidity (compared to stocks and other investment assets), and environmental risk (natural hazards or legislation related to threatened or endangered species). These risks are mitigated through effective investment management and geographic diversification of timberland investments. The Company collects an advisory fee from each timber fund and is also eligible for performance and forestry management fees.

Note 4 — Derivatives and Hedging Instruments

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices and to manage the duration of assets and liabilities.

Fair Value Hedges.  The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

Cross currency rate swap agreements are used to manage the Company’s exposure to foreign exchange rate fluctuations. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

For the years ended December 31, 2008, and 2006, the Company recognized net losses of $22 million and net gains of $3 million, respectively, related to the ineffective portion of its fair value hedges. These amounts were recorded in net realized investment and other gains (losses). For the year ended December 31, 2007, no gains or losses related to the ineffective portion of its fair value hedges were recognized. For the years ended December 31, 2008, 2007, and 2006, the Company did not recognize any gains or losses related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. In 2008, the Company had no hedges of firm commitments.

Cash Flow Hedges.  The Company uses interest rate swap agreements to hedge the variable cash flows associated with payments that it will receive on certain floating rate fixed income securities. Amounts are reclassified from accumulated other comprehensive income as a yield adjustment when the payments are made.

For the years ended December 31, 2008, 2007, and 2006, no gains or losses related to the ineffective portion of cash flow hedges were recognized. For the years ended December 31, 2008, 2007, and 2006, all of the Company’s hedged forecast transactions qualified as cash flow hedges.

No gains or losses were reclassified from accumulated other comprehensive income to net income in 2008 or 2006. For the year ended December 31, 2007, net gains of $13 million, net of tax, were reclassified from accumulated other comprehensive income to net income. It is anticipated that losses of approximately $4 million will be reclassified from accumulated other comprehensive income to earnings within the next 12 months. The maximum length for which variable cash flows are hedged is 26.4 years.

For the years ended December 31, 2008, 2007, and 2006, no cash flow hedges were discontinued because it was probable that the original forecasted transactions would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2008 and 2006, net gains of $6 million, net of tax, and net losses of $10 million, net of tax, respectively, representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges were added to accumulated other comprehensive income. No gains or losses representing the effective portion of the change in fair value were added to accumulated other comprehensive income in 2007.

Derivatives Not Designated as Hedging Instruments.  The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, total return swaps, interest rate futures contracts, and credit default swaps to manage exposure to interest rates without designating the derivatives as hedging instruments. In addition, the Company uses interest rate floor

F-24

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 4 — Derivatives and Hedging Instruments - (continued)

agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses, without designating the derivatives as hedging instruments.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”) rider. This rider is effectively an embedded option on the basket of the mutual funds, which is sold to contract holders. Beginning in November 2007, for certain contracts, the Company implemented a hedging program to reduce its exposure to the GMWB rider. This dynamic hedging program uses interest rate swaps, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor’s 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), and foreign currency futures to match the sensitivities of the GMWB rider liability to the market risk factors.

For the years ended December 31, 2008 and 2007, net gains of $625 million and $22 million, respectively, related to derivatives in a non-hedge relationship were recognized by the Company. These amounts were recorded in net realized investment and other gains (losses).

Embedded Derivatives.  The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include reinsurance contracts.

Outstanding derivative instruments were as follows:

	December 31,
	2008			2007

	Notional Amount	Carrying Value	Fair Value	Notional Amount	Carrying Value	Fair Value

	(in millions)
Assets:
Derivatives:
Interest rate swap agreements	$4,190	$759	$759	$1,653	$28	$28
Cross currency rate swap agreements	1,617	321	321	1,214	179	179
Foreign exchange forward agreements	84	3	3	89	9	9
Embedded derivatives—reinsurance contracts	-	36	36	-	-	-

Total Assets	$5,891	$1,119	$1,119	$2,956	$216	$216

Liabilities:
Derivatives:
Interest rate swap agreements	$1,991	$325	$325	$1,818	$22	$22
Cross currency rate swap agreements	1,713	377	377	1,567	277	277
Foreign exchange forward agreements	38	3	3	212	9	9
Credit default swaps	24	1	1	-	-	-
Equity swaps	34	15	15	1	1	1
Embedded derivatives—fixed maturities	2	-	-	2	-	-
Embedded derivatives—reinsurance contracts	-	-	-	-	4	4

Total Liabilities	$3,802	$721	$721	$3,600	$313	$313

F-25

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 4 — Derivatives and Hedging Instruments - (continued)

Credit Risk.  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its over-the-counter derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company’s derivative usage is required. As of December 31, 2008 and 2007, the Company had accepted collateral consisting of various securities with a fair value of $225 million and $52 million, respectively, which is held in separate custodial accounts. In addition, as of December 31, 2008, the Company pledged collateral of $439 million, which is included in fixed maturities on the Consolidated Balance Sheets. The Company had no pledged collateral in 2007.

F-26

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 5 — Income Taxes

JHUSA and its subsidiaries join with MIC and other affiliates in filing a consolidated federal income tax return.

In accordance with the income tax sharing agreements in effect for the applicable tax years, the income tax provision (or benefit) is computed as if each entity filed separate federal income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

The components of income taxes were as follows:

	Years ended December 31,

	2008	2007	2006

	(in millions)
Current taxes:
Federal	$ (515)	$ 223	$ (7)

Deferred taxes:
Federal	212	50	237

Total income tax (benefit) expense	$ (303)	$ 273	$ 230

A reconciliation of income taxes at the federal income tax rate to income tax expense charged to operations follows:

	Years ended December 31,

	2008		2007	2006

	(in millions)
Tax at 35%	$ (119)		$ 348	$ 264
Add (deduct):
Prior year taxes	(78	)(1)	(43)	(4)
Tax credits	(19)		(35)	-
Tax-exempt investment income	(88)		(160)	(42)
Unrecognized tax benefits	2		161	9
Other	(1)		2	3

Total income tax (benefit) expense	$ (303)		$ 273	$ 230

(1)

During 2008, the Company performed a detailed analysis of its tax-basis balance sheet and related deferred tax balances. This analysis resulted in an $81 million decrease in the 2008 net deferred tax liability balance due to book/tax differences attributable to prior years. This adjustment has been reflected as a reduction of the 2008 tax expense.

F-27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 5 — Income Taxes - (continued)

Deferred income tax assets and liabilities result from tax effecting the differences between the financial statement values and income tax values of assets and liabilities at each Consolidated Balance Sheet date. Deferred tax assets and liabilities consisted of the following:

	December 31,

	2008	2007

	(in millions)
Deferred tax assets:
Policy reserve adjustments	$2,348	$2,408
Net operating loss carryforwards	309	49
Tax credits	145	126
Unearned revenue	756	190
Dividends payable to policyholders	14	12
Unrealized losses on securities	61	-
Other	84	62

Total deferred tax assets	3,717	2,847

Deferred tax liabilities:
Deferred policy acquisition costs	2,394	1,637
Unrealized gains on securities	-	447
Premiums receivable	41	24
Deferred sales inducements	121	92
Deferred gains	609	94
Investments	604	65
Reinsurance	695	1,433
Other	108	55

Total deferred tax liabilities	4,572	3,847

Net deferred tax liabilities	$855	$1,000

At December 31, 2008, the Company had $883 million of operating loss carryforwards, which will expire in various years through 2023. The Company believes that it will realize the full benefit of its deferred tax assets.

The Company made income tax payments of $14 million, $28 million, and $9 million in 2008, 2007, and 2006, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by taxing authorities for years before 1998.

The Internal Revenue Service (“IRS”) completed its examinations for years 1998 through 2003 on December 31, 2005. The Company has filed protests with the IRS Appeals Division of various adjustments raised by the IRS in its examinations of these years. The IRS commenced an examination of the Company’s income tax returns for years 2004 through 2005 in the third quarter of 2007. It is anticipated that the examination will be completed by the end of 2009.

The Company adopted the provisions of FIN No. 48 on January 1, 2007. In connection with the adoption of FIN No. 48, the Company did not recognize an increase or decrease in its liability for unrecognized tax benefits.

F-28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 5 — Income Taxes - (continued)

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31

	2008	2007

	(in millions)
Beginning balance	$379	$230
Additions based on tax positions related to the current year	51	77
Reductions based on tax positions related to the current year	-	(7)
Additions for tax positions of prior years	39	89
Reductions for tax positions of prior years	(58)	(10)

Ending balance	$411	$379

Included in the balances as of December 31, 2008 and 2007, respectively, are $291 million and $291 million of unrecognized benefits that, if recognized, would affect the Company’s effective tax rate.

Included in the balances as of December 31, 2008 and 2007, respectively, are $120 million and $88 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest or penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of taxes to an earlier period.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense (part of other operating costs and expenses) and penalties in income tax expense. During the years ended December 31, 2008, 2007, and 2006, the Company recognized approximately $4 million, ($24) million, and $17 million in interest expense (benefit), respectively. The Company had approximately $44 million and $39 million accrued for interest as of December 31, 2008 and December 31, 2007, respectively. The Company did not recognize any material amounts of penalties during the years ended December 31, 2008, 2007, and 2006.

Note 6 — Closed Block

The Company operates a separate closed block for the benefit of certain classes of individual or joint traditional participating whole life insurance policies. The closed block was established upon the demutualization of MLI for those designated participating policies that were in-force on September 23, 1999. Assets were allocated to the closed block in an amount that, together with anticipated revenues from policies included in the closed block, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, and taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues. Assets allocated to the closed block inure solely to the benefit of the holders of the policies included in the closed block and will not revert to the benefit of the shareholders of the Company. No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without prior approval of the Michigan Commissioner of Financial and Insurance Regulation (the “Commissioner”).

If, over time, the aggregate performance of the closed block’s assets and policies is better than was assumed in funding the closed block, dividends to policyholders will be increased. If, over time, the aggregate performance of the closed block’s assets and policies is less favorable than was assumed in the funding, dividends to policyholders will be reduced.

The assets and liabilities allocated to the closed block are recorded in the Company’s Consolidated Balance Sheets and Statements of Operations on the same basis as other similar assets and liabilities. The carrying amount of the closed block’s liabilities in excess of the carrying amount of the closed block’s assets at the date the closed block was established (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income over the period the policies in the closed block remain in force. The Company has developed an actuarial calculation of the timing of such maximum future shareholder earnings, and this is the basis of the policyholder dividend obligation.

F-29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 6 — Closed Block - (continued)

If actual cumulative earnings are greater than expected cumulative earnings, only expected earnings will be recognized in income. Actual cumulative earnings in excess of expected cumulative earnings represents undistributed accumulated earnings attributable to policyholders, which are recorded as a policyholder dividend obligation because the excess will be paid to the closed block’s policyholders as an additional policyholder dividend unless otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in net income.

For all closed block policies, the principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholders’ benefits, policyholder dividends, premium taxes, guaranty fund assessments, and income taxes. The amounts shown in the following tables for assets, liabilities, revenues, and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following tables set forth certain summarized financial information relating to the closed block as of the dates indicated:

	December 31,

	2008	2007

	(in millions)
Liabilities
Future policy benefits	$8,680	$8,619
Policyholders’ funds	79	79
Policyholder dividends payable	211	206
Other closed block liabilities	99	99

Total closed block liabilities	$9,069	$9,003

Assets
Investments
Fixed maturities:
Available-for-sale—at fair value (amortized cost: 2008—$3,235; 2007—$3,086)	$3,128	$3,165
Mortgage loans on real estate	583	562
Policy loans	1,700	1,545
Other invested assets	644	740

Total investments	6,055	6,012

Cash borrowings and cash equivalents	(437)	(374)
Accrued investment income	115	106
Amounts due from and held for affiliates	1,752	2,016
Other closed block assets	488	202

Total assets designated to the closed block	$7,973	$7,962

Excess of closed block liabilities over assets designated to the closed block	$1,096	$1,041
Portion of above representing accumulated other comprehensive income:
Unrealized appreciation, net of deferred income tax expense of $42 million and $174 million, respectively	78	322
Adjustment for deferred policy acquisition costs, net of deferred income tax benefit of $14 million and $48 million, respectively	(26)	(88)
Foreign currency translation adjustment	(21)	(76)

Total amounts included in accumulated other comprehensive income	31	158

Maximum future earnings to be recognized from closed block assets and liabilities	$1,127	$1,199

F-30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 6 — Closed Block - (continued)

	Years ended December 31,

	2008	2007	2006

	(in millions)
Revenues
Premiums	$647	$661	$678
Net investment income	473	438	423
Net realized investment and other (losses) gains	(9)	17	81

Total revenues	1,111	1,116	1,182

Benefits and Expenses
Benefits to policyholders	782	799	862
Policyholder dividends	411	409	389
Amortization of deferred policy acquisition costs	(218)	(50)	15
Other closed block operating costs and expenses	25	25	27

Total benefits and expenses	1,000	1,183	1,293

Revenues, net of benefits and expenses before income taxes	111	(67)	(111)
Income tax expense (benefit)	39	(24)	(39)

Revenues, net of benefits and expenses and income taxes	$72	$(43)	$(72)

Maximum future earnings from closed block assets and liabilities:

	Years Ended December 31,

	2008	2007

	(in millions)
Beginning of period	$1,199	$1,156
End of period	1,127	1,199

Change during period	$(72)	$43

Note 7 — Related Party Transactions

Reinsurance Transactions

Effective October 1, 2008, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurance (Bermuda) Limited (“MRBL”), to reinsure 75% of the group pension business in-force. The reinsurance agreement covers all contracts, excluding the guaranteed benefit rider, issued and in-force as of September 30, 2008. As the underlying contracts being reinsured are considered investment contracts, the agreement does not meet the criteria for reinsurance accounting and was classified as a financial instrument. Under the terms of the agreement, the Company received initial consideration of $1,495 million, which was classified as unearned revenue. The amount is being amortized into income through other operating costs and expenses on a basis consistent with the manner in which the deferred policy acquisition costs on the underlying reinsured contracts are recognized. The balance of unearned revenue related to the initial consideration was $1,484 million as of December 31, 2008.

Effective December 31, 2003, the Company entered into a reinsurance agreement with MRBL to reinsure 90% of the non-reinsured risk of the closed block. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk is inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. The Company retained title to the invested assets supporting this block of business. These invested assets are held in trust on behalf of MRBL and are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. The amounts held at December 31, 2008 and 2007 were $2,190 million and $2,493 million, respectively, and are accounted for as invested assets available-for-sale.

Effective January 1, 2002, the Company entered into a 90% quota share reinsurance agreement with MRBL to reinsure a block of variable annuity business (the “Original Agreement”). The Original Agreement covered base contracts, but

F-31

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 7 — Related Party Transactions - (continued)

excluded the guaranteed benefit riders. The primary risk reinsured was investment and lapse risk with only limited coverage, of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the Original Agreement, the Company received (paid) a net ceding commission of $113 million, $(23) million, and $(35) million for the years ended December 31, 2008, 2007, and 2006, respectively. These amounts were classified as unearned revenue and were being amortized into income as payments were made to MRBL. The original agreement was amended effective October 1, 2008 as discussed further below. As a result of the amendment, the unearned revenue balance of $580 million as of September 30, 2008 was included in the calculation of cost of reinsurance, which was included with other liabilities on the Consolidated Balance Sheets. The balance of the unearned revenue liability was $437 million as of December 31, 2007.

Effective October 1, 2008, the Company entered into an amended and restated variable annuity reinsurance agreement with MRBL. The base contracts continue to be reinsured on a modified coinsurance basis; however, MRBL now reinsures all substantial risks, including all guaranteed benefits, related to certain specified policies not already reinsured to third parties. Guaranteed benefit reinsurance coverage was apportioned in accordance with the reinsurance agreement provisions between modified coinsurance and coinsurance funds withheld as of December 31, 2008. The assets supporting the reinsured policies remained invested with the Company. As of December 31, 2008, the Company reported a reinsurance payable to MRBL of $781 million, which was included with amounts due to affiliates, a liability for coinsurance funds withheld of $285 million, which was included with other liabilities, and $2,123 million related to the cost of reinsurance, which was included with other liabilities on the Consolidated Balance Sheets. The cost of reinsurance is being amortized into income over the life of the underlying reinsured contracts in proportion to the policyholder fee income received.

Service Agreements

The Company has formal service agreements with MFC and MLI, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC and MLI on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting, and certain other administrative services. Costs incurred under the agreements were $374 million, $336 million, and $323 million for the years ended December 31, 2008, 2007, and 2006, respectively. As of December 31, 2008 and December 31, 2007, the Company had amounts receivable from MFC and MLI of $8 million and $18 million, respectively.

There are two service agreements, both effective April 28, 2004, between the Company and an affiliate, John Hancock Life Insurance Company (“JHLICO”). Under one agreement, the Company provides services to JHLICO, and under the other, JHLICO provides services to the Company. In both cases, the Provider of the services can also employ a Provider Affiliate to provide services. In the case of the service agreement where JHLICO provides services to the Company, a Provider Affiliate means JHLICO’s parent, John Hancock Financial Services, Inc. (“JHFS”), and its direct and indirect subsidiaries. Net services provided by the Company to JHLICO were $122 million, $126 million, and $111 million for the years ended December 31, 2008, 2007, and 2006, respectively. As of December 31, 2008 and 2007, there were accrued receivables from JHLICO to the Company of $12 million and $87 million, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company’s Consolidated Balance Sheets may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Debt Transactions

Pursuant to a subordinated surplus note dated September 30, 2008, the Company borrowed $110 million from John Hancock Financial Holdings (Delaware) Inc. (“JHFH”). The interest rate is fixed at 7%, and interest is payable semi-annually. The note matures on March 31, 2033. Interest expense was $2 million for the year ended December 31, 2008.

Pursuant to a subordinated surplus note dated September 30, 2008, the Company borrowed $295 million from JHFH. The interest rate is fixed at 7%, and interest is payable semi-annually. The note matures on March 31, 2033. Interest expense was $5 million for the year ended December 31, 2008.

F-32

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 7 — Related Party Transactions - (continued)

On December 22, 2006, the Company issued a subordinated note to MHDLLC in the amount of $136 million due December 15, 2016 (the “Original Note”). Interest on the Original Note accrued at a variable rate equal to LIBOR plus 0.3% per annum calculated and reset quarterly on March 15, June 15, September 15, and December 15, and payable semi-annually on June 15 and December 15 of each year until December 15, 2011 and thereafter at a variable rate equal to LIBOR plus 1.3% per annum reset quarterly as aforesaid until payment in full. On September 30, 2008 the Original Note was converted to a subordinated surplus note on the same economic terms. Interest on the subordinated surplus note from October 1, 2008 until December 15, 2011 accrues at a variable rate equal to LIBOR plus 0.3% per annum calculated and reset quarterly on March 31, June 30, September 30, and December 31 and payable semi-annually on March 31 and September 30 of each year. Thereafter, interest accrues at a variable rate equal to LIBOR plus 1.3% per annum reset quarterly as aforementioned and payable semi-annually on June 15 and September 15 of each year until payment in full. Interest expense was $5 million, $10 million, and $0 for the years ended December 31, 2008, 2007, and 2006, respectively.

The issuance of surplus notes by the Company was approved by the Commissioner, and any payments of interest or principal on the surplus notes require the prior approval of the Commissioner.

Pursuant to a demand note dated September 30, 2008, the Company loaned $295 million to JHFS. The interest rate is calculated at a fluctuating rate equal to 3 month LIBOR plus 50 basis points. The note matures on December 31, 2009. Interest income was $3 million for the year ended December 31, 2008.

Pursuant to a senior promissory note dated March 1, 2007, the Company borrowed $477 million from MHDLLC. The note was repaid on September 30, 2008. Interest was calculated at a fluctuating rate equal to 3-month LIBOR plus 33.5 basis points. Interest expense was $13 million and $23 million for the years ended December 31, 2008 and 2007, respectively.

Pursuant to a Note Purchase Agreement dated November 10, 2006, the Company borrowed $90 million from JHLICO. The note provides for interest-only payments of $0.4 million per month commencing January 1, 2007 through November 1, 2011. The interest rate for the term of this note is fixed at 5.73%. The note matures on December 1, 2011 and is secured by a mortgage on the Company’s property at 601 Congress Street, Boston, Massachusetts. Interest expense was $5 million, $5 million, and $0 for the years ended December 31, 2008, 2007, and 2006, respectively.

Capital Stock Transactions

On September 30, 2008, the Company issued two shares of common stock to MIC for $477 million in cash.

Other

On December 28, 2006, the Company sold real estate held for investment with a net book value of $17 million to JHILCO for $150 million in cash. Since this sale was accounted for as a transaction between entities under common control, the difference between the net book value and sales price resulted in an increase of $87 million, net of tax, to the Company’s additional paid-in-capital as of December 31, 2006.

On September 2, 2008, John Hancock Variable Life Insurance Company (“JHVLICO”), purchased a $60 million funding agreement from the Company.

F-33

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 7 — Related Party Transactions - (continued)

The Company operates a liquidity pool in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Liquidity Pool and Loan Facility Agreement effective November 13, 2007. The maximum aggregate amounts that the Company can accept into the Liquidity Pool are $5 billion in U.S. dollar deposits and $200 million in Canadian dollar deposits. Under the terms of the agreement, certain participants may receive advances from the Liquidity Pool up to certain predetermined limits. Interest payable on the funds will be reset daily to the one-month London Interbank Bid Rate.

The following table details the affiliates and their participation in the Company’s Liquidity Pool:

	December 31,

	2008	2007

	(in millions)
The Manufacturers Investment Corporation	$18	$25
Manulife Holdings (Delaware) LLC	14	36
Manulife Reinsurance Ltd	144	158
Manulife Reinsurance (Bermuda) Ltd	54	155
Manulife Hungary Holdings KFT	44	48
John Hancock Life & Health Insurance Company	40	31
John Hancock Life Insurance Company	1,733	1,736
John Hancock Variable Life Insurance Company	347	90
John Hancock Insurance Company of Vermont	31	95
John Hancock Reassurance Co, Ltd	37	271
John Hancock Financial Services, Inc	104	550
The Berkeley Financial Group LLC	30	12
John Hancock Subsidiaries LLC	85	68

Total	$2,681	$3,275

The balances above are reported on the Consolidated Balance Sheets as amounts due to affiliates.

MFC provides a claims paying guarantee to certain U.S. policyholders.

F-34

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 8 — Reinsurance

The effect of reinsurance on life, health, and annuity premiums written and earned was as follows:

	Years ended December 31,

	2008		2007		2006

	Premiums		Premiums		Premiums
	Written	Earned	Written	Earned	Written	Earned

	(in millions)
Direct	$1,310	$1,313	$1,148	$1,149	$1,294	$1,294

Assumed	529	521	426	420	369	405

Ceded	(871)	(871)	(694)	(694)	(685)	(685)

Net life, health, and annuity premiums	$968	$963	$880	$875	$978	$1,014

For the years ended December 31, 2008, 2007, and 2006, benefits to policyholders under life, health, and annuity ceded reinsurance contracts were $880 million, $725 million, and $423 million, respectively.

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

Note 9 — Pension and Other Postretirement Benefit Plans

Effective December 31, 2006, The Company’s Cash Balance Plan was merged into the John Hancock Financial Services, Inc. Pension Plan (the “Plan”), which is a funded qualified defined benefit plan sponsored by JHFS. Pursuant to the merger, all of the assets of the former plans were commingled. The aggregate pool of assets from the former plans is available to meet the obligations of the merged plan. The merger did not have a material impact on the Consolidated Balance Sheets or Statements of Operations of the Company.

Historically, pension benefits were calculated utilizing a traditional formula. Under the traditional formula, benefits are provided based upon length of service and final average compensation. As of July 1, 1998, all defined benefit pension plans were amended to a cash balance basis. Under the cash balance formula, participants are credited with benefits equal to a percentage of eligible pay, as well as interest. In addition, early retirement benefits are subsidized for certain grandfathered employees.

The Company’s funding policy for its qualified defined benefit plans is to contribute annually an amount at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act of 1974, as amended, and other applicable laws and generally, not greater than the maximum amount that can be deducted for federal income tax purposes. In 2008, 2007, and 2006, no contributions were made to the qualified plans. The Company expects that no contributions will be made in 2009.

Pension plan assets of $19 million and $26 million at December 31, 2008 and 2007, respectively, were investments managed by related parties.

The Company also participates in an unfunded non-qualified defined benefit plan, which is also sponsored by JHFS. This plan provides supplemental benefits in excess of the compensation limit outlined in the Internal Revenue Code, for certain employees.

F-35

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Pension and Other Postretirement Benefit Plans - (continued)

The Company participates in a new non-qualified defined contribution pension plan, maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for the new plan was $5 million in 2008. The prior plan was frozen as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company’s funding policy for its non-qualified defined benefit plans is to contribute the amount of the benefit payments made during the year. The contribution to the non-qualified plans was $1 million, $3 million, and $2 million in 2008, 2007, and 2006, respectively. The Company expects to contribute approximately $2 million to its non-qualified pension plans in 2009.

The Company provides postretirement medical and life insurance benefits for its retired employees and their spouses through its participation in the John Hancock Financial Services, Inc. Employee Welfare Plan, sponsored by JHFS. Certain employees hired prior to 2005 who meet age and service criteria may be eligible for these postretirement benefits in accordance with the plan’s provisions. The majority of retirees contribute a portion of the total cost of postretirement medical benefits. Life insurance benefits are based on final compensation subject to the plan maximum.

The John Hancock Financial Services Inc. Employee Welfare Plan was amended effective January 1, 2007 whereby participants who had not reached a certain age and years of service with the Company were no longer eligible for such Company contributory benefits. Also the number of years of service required to be eligible for the benefit was increased to 15 years for all participants. The future retiree life insurance coverage amount was frozen as of December 31, 2006.

The Company’s policy is to fund its other postretirement benefits in amounts at or below the annual tax qualified limits. The contribution for the other postretirement benefits was $2 million, $1 million, and $2 million in 2008, 2007, and 2006, respectively.

The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements, sponsored by JHFS. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock Savings and Investment Plan. The expense for the defined contribution plans was $7 million, $7 million, and $3 million in 2008, 2007, and 2006, respectively.

The Company uses a December 31 measurement date to account for its pension and other postretirement benefit plans.

F-36

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Pension and Other Postretirement Benefit Plans - (continued)

Obligations and Funded Status of Defined Benefit Plans

The amounts disclosed below represent the Company’s share of the pension and other postretirement benefit plans described above:

	Years Ended December 31,

	Pension Benefits		Other Postretirement Benefits

	2008	2007	2008	2007

	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$124	$121	$30	$28
Service cost	9	7	-	-
Interest cost	7	7	2	2
Actuarial loss (gain)	-	9	(3)	1
Plan amendments	-	(7)	-	-
Curtailments	-	(4)	-	-
Benefits paid	(4)	(9)	(2)	(1)

Benefit obligation at end of year	$136	$124	$27	$30

Change in plan assets:
Fair value of plan assets at beginning of year	$75	$75	$-	$-
Actual return on plan assets	(22)	6	-	-
Employer contributions	1	3	2	1
Benefits paid	(4)	(9)	(2)	(1)

Fair value of plan assets at end of year	$50	$75	$-	$-

Funded status at end of year	$(86)	$(49)	$(27)	$(30)

Amounts recognized on Consolidated Balance Sheets:
Assets	$-	$-	$-	$-
Liabilities	(86)	(49)	(27)	(30)

Net amount recognized	$(86)	$(49)	$(27)	$(30)

Amounts recognized in accumulated other comprehensive income:
Prior service cost	$(4)	$(5)	$-	$-
Net actuarial loss (gain)	73	48	(14)	(11)

Total	$69	$43	$(14)	$(11)

The accumulated benefit obligation for all defined benefit plans was $130 million and $117 million at December 31, 2008 and 2007, respectively.

F-37

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Pension and Other Postretirement Benefit Plans - (continued)

The following table provides information for pension plans with accumulated benefit obligations in excess of plan assets:

	December 31,

	2008	2007

	(in millions)
Accumulated benefit obligation	$130	$117
Projected benefit obligation	136	124
Fair value of plan assets	50	75

Components of Net Periodic Benefit Cost

	Years Ended December 31,

	Pension Benefits			Other Postretirement Benefits

	2008	2007	2006	2008	2007	2006

	(in millions)
Service cost	$9	$7	$6	$-	$-	$-
Interest cost	7	7	6	2	2	2
Expected return on plan assets	(5)	(6)	(5)	-	-	-
Recognized actuarial loss	-	1	3	-	-	-

Net periodic benefit cost	$11	$9	$10	$2	$2	$2

There are no amounts included in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in 2009.

F-38

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Pension and Other Postretirement Benefit Plans - (continued)

Assumptions

Weighted–average assumptions used to determine benefit obligations were as follows:

	Years Ended December 31,

	Pension Benefits		Other Postretirement Benefits

	2008	2007	2008	2007

Discount rate	6.00%	6.00%	6.00%	6.00%
Rate of compensation increase	4.10%	5.10%	N/A	N/A
Health care cost trend rate for following year			8.50%	9.00%
Ultimate trend rate			5.00%	5.00%
Year ultimate rate reached			2016	2016

Weighted-average assumptions used to determine net periodic benefit cost were as follows:

	Years Ended December 31,

	Pension Benefits		Other Postretirement Benefits

	2008	2007	2008	2007

Discount rate	6.00%	5.75%	6.00%	5.75%
Expected long-term return on plan assets	8.00%	8.25%	N/A	N/A
Rate of compensation increase	5.10%	4.00%	N/A	N/A
Health care cost trend rate for following year			9.00%	9.50%
Ultimate trend rate			5.00%	5.00%
Year ultimate rate reached			2016	2016

The expected long-term return on plan assets is based on the rate expected to be earned for plan assets. The asset mix based on the long-term investment policy and range of target allocation percentages of the plans and the Capital Asset Pricing Model are used as part of that determination. Current conditions and published commentary and guidance from U.S. Securities and Exchange Commission (“SEC”) staff are also considered.

Assumed health care cost trend rates have a significant effect on the amounts reported for the healthcare plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point Increase	One-Percentage Point Decrease

	(in millions)
Effect on total service and interest costs in 2008	$-	$-
Effect on postretirement benefit obligation as of December 31, 2008	(2)	(2)

F-39

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Pension and Other Postretirement Benefit Plans - (continued)

Plan Assets

The Company’s weighted-average asset allocations for its defined benefit plans by asset category were as follows:

	Pension Plan Assets at December 31,

	2008	2007

Asset Category
Equity securities	51%	64%
Fixed maturity securities	35	26
Real estate	5	3
Other	9	7

Total	100%	100%

The target allocations for assets of the Company’s defined benefit plans are summarized below for major asset categories:

Asset Category
Equity securities	50	% - 80%
Fixed maturity securities	23	% - 35%
Real estate	0	% - 5%
Other	5	% - 15%

The plans do not own any of the Company’s or MFC’s common stock at December 31, 2008 and 2007.

Cash Flows

Expected Future Benefit Payments for Defined Benefit Plans

Projections for benefit payments for the next ten years are as follows:

	Pension Benefits	Other Postretirement Benefits Gross Payments	Other Postretirement Benefits- Medicare Part D Subsidy

	(in millions)
2009	$12	$2	$-
2010	12	2	-
2011	13	2	-
2012	14	2	-
2013	11	2	-
2014-2018	62	10	1

F-40

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 10 — Commitments, Guarantees, and Legal Proceedings

Commitments.  The Company has extended commitments to purchase U.S. private debt and to issue mortgage loans on real estate totaling $231 million and $27 million, respectively, at December 31, 2008. If funded, loans related to real estate mortgages would be fully collateralized by the mortgaged properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The majority of these commitments expire in 2009.

The Company leases office space under non-cancelable operating lease agreements of various expiration dates. Rental expenses, net of sub-lease income, were $14 million, $12 million, and $11 million for the years ended December 31, 2008, 2007, and 2006, respectively.

The future minimum lease payments, by year and in the aggregate, under the remaining non-cancelable operating leases along with the associated sub-lease income are presented below.

	Non- cancelable Operating Leases	Sub-lease Income

	(in millions)
2009	$9	$1
2010	6	-
2011	5	-
2012	5	-
2013	4	-
Thereafter	196	-

Total	$225	$1

Guarantees.  In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under U.S. GAAP specific to the insurance industry. The Company had no material guarantees outstanding outside the scope of insurance accounting at December 31, 2008.

Legal Proceedings.  The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer, and taxpayer. In addition, state regulatory bodies, state attorneys general, the SEC, the Financial Industry Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its consolidated financial condition or results of operations.

Note 11 — Shareholder’s Equity

Capital Stock

The Company has two classes of capital stock, preferred stock and common stock. All of the outstanding preferred and common stock of the Company is owned by MIC, its parent.

F-41

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 11 — Shareholder’s Equity - (continued)

Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income were as follows:

	Net Unrealized Investment Gains (Losses)	Net Accumulated Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustment	Minimum Pension Liability Adjustment	Additional Pension and Postretirement Unrecognized Net Periodic Benefit Cost	Accumulated Other Comprehensive Income

	(in millions)
Balance at January 1, 2006	$506	$8	$36	$(25)	$-	$525
Gross unrealized investment losses (net of deferred income tax benefit of $32 million)	(60)					(60)
Reclassification adjustment for losses realized in net income (net of deferred income tax benefit of $2 million)	5					5
Adjustment for policyholder liabilities, (net of deferred income tax expense of $16 million)	30					30
Adjustment for deferred policy acquisition costs, deferred sales inducements, and unearned revenue liability (net of deferred income tax benefit of $11 million)	(21)					(21)

Net unrealized investment losses	(46)					(46)
Foreign currency translation adjustment			(5)			(5)
Minimum pension liability (net of deferred income tax expense of $3 million)				5		5
SFAS No. 158 transition adjustment (net of deferred income tax benefit of $1 million)				20	(22)	(2)

Balance at December 31, 2006	$460	$8	$31	$-	$(22)	$477

	Net Unrealized Investment Gains (Losses)	Net Accumulated Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustment	Additional Pension and Postretirement Unrecognized Net Periodic Benefit Cost	Accumulated Other Comprehensive Income

	(in millions)
Balance at January 1, 2007	$460	$8	$31	$(22)	$477
Gross unrealized investment gains (net of deferred income tax expense of $135 million)	250				250
Reclassification adjustment for gains realized in net income (net of deferred income tax expense of $51 million)	(94)				(94)
Adjustment for policyholder liabilities (net of deferred income tax expense of $4 million)	6				6
Adjustment for deferred policy acquisition costs, deferred sales inducements, and unearned revenue liability (net of deferred income tax benefit of $20 million)	(38)				(38)

Net unrealized investment gains	124				124
Foreign currency translation adjustment			(4)		(4)
Amortization of periodic pension costs				1	1
Reclassification of net cash flow hedge gains to net income (net of deferred income tax benefit of $7 million)		(13)			(13)

Balance at December 31, 2007	$584	$(5)	$27	$(21)	$585

F-42

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 11 — Shareholder’s Equity - (continued)

	Net Unrealized Investment Gains (Losses)	Net Accumulated Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustment	Additional Pension and Postretirement Unrecognized Net Periodic Benefit Cost	Accumulated Other Comprehensive Income (Loss)

	(in millions)
Balance at January 1, 2008	$584	$(5)	$27	$(21)	$585
Gross unrealized investment losses (net of deferred income tax benefit of $360 million)	(668)				(668)
Reclassification adjustment for gains realized in net income (net of deferred income tax benefit of $146 million)	(272)				(272)
Adjustment for policyholder liabilities (net of deferred income tax benefit of $72 million)	134				134
Adjustment for deferred policy acquisition costs, deferred sales inducements, and unearned revenue liability (net of deferred income tax expense of $86 million)	161				161

Net unrealized investment losses	(645)				(645)
Foreign currency translation adjustment			(23)		(23)
Change in funded status of pension plan and amortization of periodic pension costs (net of deferred income tax benefit of $8 million)				(15)	(15)
Net gains on the effective portion of the change in fair value of cash flow hedges (net of deferred income tax expense of $4 million)		6			6

Balance at December 31, 2008	$(61)	$1	$4	$(36)	$(92)

Net unrealized investment gains (losses) included on the Company’s Consolidated Balance Sheets as a component of shareholder’s equity are summarized below:

	December 31,

	2008	2007	2006

	(in millions)
Balance, end of year comprises:
Unrealized investment (losses) gains on:
Fixed maturities	$(78)	$855	$634
Equity investments	(88)	435	417
Other investments	3	(6)	(7)

Total (1)	(163)	1,284	1,044

Amounts of unrealized investment (losses) gains attributable to:
Deferred policy acquisition costs, deferred sales inducements, and unearned revenue liability	(58)	187	129
Policyholder liabilities	(9)	197	209
Deferred income taxes	(35)	316	246

Total	(102)	700	584

Net unrealized investment (losses) gains	$(61)	$584	$460

(1)	Includes unrealized investments gains (losses) on invested assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Note 7 — Related Party Transactions, for information on the associated MRBL reinsurance agreement.

F-43

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 11 — Shareholder’s Equity - (continued)

Statutory Results

The Company and its domestic insurance subsidiary are required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance departments of their states of domicile, which are Michigan and New York.

At December 31, 2008, JH USA, with the explicit permission of the Commissioner, used the implied forward rates from the rolling average of the swap rates that have been observed over the past three years instead of the implied forward rates from the swap curve observed at December 31, 2008 for purposes of its C-3 Phase II calculation. The impact of using this approach was a $53 million decrease in JH USA’s authorized control level risk-based capital as of December 31, 2008. This permitted practice is effective for reporting periods beginning on or after December 31, 2008 and ending September 30, 2009.

At December 31, 2008, JH USA, with the explicit permission of the Commissioner, recorded an increase in the net admitted deferred tax asset (“DTA”) instead of the deferred tax calculation required by prescribed statutory accounting practices. If the net admitted DTA were reflected on the statutory balance sheet based on prescribed practices the DTA and statutory surplus at December 31, 2008 would both be decreased by $84 million. The permitted practice had no effect on statutory net income. This permitted practice is effective for reporting periods beginning on or after December 31, 2008 and ending September 30, 2009.

The Company’s statutory net (loss) income for the years ended December 31, 2008, 2007, and 2006 was $(2,011) million (unaudited), ($41) million, and $202 million, respectively.

The Company’s statutory capital and surplus as of December 31, 2008 and 2007 was $2,008 million (unaudited) and $1,504 million, respectively.

Under Michigan insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned surplus without the prior approval of the Commissioner. Michigan law also limits the dividends an insurer may pay, without the prior permission of the Commissioner, to the greater of (i) 10% of its statutory surplus earnings as of December 31 of the preceding year or (ii) the company’s statutory net gain from operations for the 12 month period ending December 31 of the immediately preceding year, if such insurer is a life company.

Note 12 — Segment Information

The Company operates in the following three business segments: (1) Protection and (2) Wealth Management, which primarily serve retail customers and institutional customers and (3) Corporate and Other, which includes reinsurance operations and the corporate account.

The Company’s reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets, and distribution channels.

Protection Segment.  Offers a variety of individual life insurance products, including participating whole life, term life, universal life, and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing.

Wealth Management Segment.  Offers individual and group annuities and group pension contracts. Individual annuities consist of fixed deferred annuities, fixed immediate annuities, and variable annuities. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks.

Corporate and Other Segment.  Primarily consists of certain corporate and reinsurance operations. Corporate operations primarily include certain financing activities and income on capital not specifically allocated to the reporting segments. Reinsurance refers to the transfer of all or part of certain risks related to policies issued by the Company to a reinsurer, or to the assumption of risk from other insurers.

F-44

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 12 — Segment Information - (continued)

The accounting policies of the segments are the same as those described in Note 1 — Summary of Significant Accounting Policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

The following table summarizes selected financial information by segment for the periods indicated. Included in the Protection Segment for all periods presented are the assets, liabilities, revenues, and expenses of the closed block. For additional information on the closed block, see Note 6 — Closed Block.

	Protection	Wealth Management	Corporate and Other	Total

	(in millions)

2008
Revenues from external customers	$1,436	$1,964	$251	$3,651
Net investment income	857	225	353	1,435
Net realized investment and other (losses) gains	(57)	719	(236)	426

Revenues	$2,236	$2,908	$368	$5,512

Net income (loss)	$72	$(113)	$3	$(38)

Supplemental Information:
Equity in net income (loss) of investees accounted for by the equity method	$1	$4	$(14)	$(9)
Carrying value of investments accounted for under the equity method	17	157	218	392
Amortization of deferred policy acquisition costs and deferred sales inducements	(397)	4	5	(388)
Interest expense	-	23	11	34
Income tax expense (benefit)	32	(204)	(131)	(303)
Segment assets	$21,832	$90,968	$13,397	$126,197

	Protection	Wealth Management	Corporate and Other	Total

	(in millions)

2007
Revenues from external customers	$1,844	$2,057	$236	$4,137
Net investment income	782	242	313	1,337
Net realized investment and other gains (losses)	68	(6)	100	162

Revenues	$2,694	$2,293	$649	$5,636

Net income	$210	$318	$191	$719

Supplemental Information:
Equity in net (loss) income of investees accounted for by the equity method	$(1)	$(2)	$5	$2
Carrying value of investments accounted for under the equity method	17	90	202	309
Amortization of deferred policy acquisition costs and deferred sales inducements	301	277	6	584
Interest expense	-	27	41	68
Income tax expense	108	55	110	273
Segment assets	$21,192	$111,302	$12,010	$144,504

F-45

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 12 — Segment Information - (continued)

	Protection	Wealth Management	Corporate and Other	Total

	(in millions)

2006
Revenues from external customers	$1,483	$1,632	$382	$3,497
Net investment income	712	225	226	1,163
Net realized investment and other gains (losses)	104	20	(92)	32

Revenues	$2,299	$1,877	$516	$4,692

Net income (loss)	$208	$324	$(7)	$525

Supplemental Information:
Equity in net (loss) income of investees accounted for by the equity method	$(1)	$1	$-	$-
Carrying value of investments accounted for under the equity method	17	34	46	97
Amortization of deferred policy acquisition costs and deferred sales inducements	242	303	(9)	536
Interest expense	-	21	5	26
Income tax expense	111	115	4	230

The Company operates primarily in the United States and has no reportable major customers.

F-46

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments. Fair values have been determined by using available market information and the valuation methodologies described below.

	December 31,

	2008		2007

	Carrying Value	Fair Value	Carrying Value	Fair Value

	(in millions)
Assets:
Fixed maturities (1):
Available-for-sale	$14,687	$14,687	$13,617	$13,617
Equity securities:
Available-for-sale	415	415	956	956
Mortgage loans on real estate	2,629	2,649	2,414	2,424
Policy loans	2,785	2,785	2,519	2,519
Short-term investments	3,665	3,665	2,723	2,723
Cash and cash equivalents	3,477	3,477	3,345	3,345
Derivatives:
Interest rate swap agreements	759	759	28	28
Cross currency rate swap agreements	321	321	179	179
Foreign exchange forward agreements	3	3	9	9
Embedded derivatives	4,418	4,418	586	586
Assets held in trust	2,190	2,190	2,493	2,493
Separate account assets	77,681	77,681	105,380	105,380

Liabilities:
Fixed rate deferred and immediate annuities	1,852	1,843	1,665	1,665
Derivatives:
Interest rate swap agreements	325	325	22	22
Cross currency rate swap agreements	377	377	277	277
Credit default swaps	1	1	-	-
Equity swaps	15	15	1	1
Embedded derivatives	2,859	2,859	572	572
Foreign exchange forward agreements	3	3	9	9
(1)	Fixed maturities exclude leveraged leases of $49 million and $72 million for 2008 and 2007, respectively, which are carried at the net investment calculated by accruing income at the lease’s expected internal rate of return in accordance with SFAS No. 13, “Accounting for Leases”.

Effective January 1, 2008, the Company adopted SFAS No. 157, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. The exit value assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale.

SFAS No. 157 resulted in effectively creating the following two primary categories of financial instruments for the purpose of fair value disclosure:

•

Financial Instruments Measured at Fair Value and Reported in the Consolidated Balance Sheets – This category includes assets and liabilities measured at fair value on a recurring and non recurring basis. Financial instruments measured on a recurring basis include fixed maturities, equity securities, short-term investments, derivatives and separate accounts. Assets and liabilities measured at fair value on a non recurring basis include mortgage loans, joint ventures and limited partnership interests, which are reported at fair value only in a period in which impairment is recognized.

•	Other Financial Instruments not Reported at Fair Value – This category includes assets and liabilities which do not require the additional SFAS No. 157 disclosures, as follows:

F-47

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value of Financial Instruments - (continued)

Mortgage loans on real estate – The fair value of unimpaired mortgage loans is estimated using discounted cash flows and take into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

Policy loans – These loans are carried at unpaid principal balances, which approximate their fair values.

Cash and cash equivalents – The carrying values for cash and cash equivalents approximate fair value due to the short-term maturities of these instruments.

Fixed-rate deferred and immediate annuities – The fair value of these financial instruments are estimated by projecting multiple stochastically generated interest rate scenarios under a risk neutral environment reflecting inputs (interest rates, volatility, etc.) observable at the valuation date.

Financial Instruments Measured at Fair Value on the Consolidated Balance Sheets

Valuation Hierarchy

Following SFAS No. 157 guidance, the Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

• Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. Valuations are based on quoted prices reflecting market transactions involving assets or liabilities identical to those being measured. Level 1 securities primarily include exchange traded equity securities and separate account assets.

• Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Most debt securities are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate swaps, equity swaps, and foreign currency forward contracts.

• Level 3 – Fair value measurements using significant non market observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include structured asset-backed securities (“ABS”), commercial mortgage-backed securities (“CMBS”), other securities that have little or no price transparency, and certain derivatives.

Determination of Fair Value

The valuation methodologies used to determine the fair values of assets and liabilities under SFAS No. 157 reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. When available, the Company uses quoted market prices to determine fair value, and classifies such items within Level 1. If quoted market prices are not available, fair value is based upon valuation techniques, which discount expected cash flows utilizing independent market observable interest rates based on the credit quality and duration of the instrument. Items valued using models are classified according to the lowest level input that is significant to the valuation. Thus, an item may be classified in Level 3 even though significant market observable inputs are used.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

F-48

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value of Financial Instruments - (continued)

Fair Value Measurements on a Recurring Basis

Fixed Maturities

For fixed maturities, including corporate, U.S. Treasury, and municipal securities, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility and prepayment speeds. These fixed maturities are classified within Level 2. Fixed maturities with significant pricing inputs which are unobservable are classified within Level 3.

Equity Securities

Equity securities with active markets are classified within Level 1 as fair values are based on quoted market prices.

Short-term Investments

Short-term investments are comprised of securities due to mature within one year of the date of purchase that are traded in active markets, and are classified within Level 1 as fair values are based on quoted market prices. Securities such as commercial paper and discount notes are classified within Level 2 because these securities are typically not actively traded due to their short maturities and, as such, their cost generally approximates fair value.

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter (“OTC”) derivatives. The pricing models used are based on market standard valuation methodologies and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company’s derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are inputs that are observable or can be corroborated by observable market data. Inputs that are observable generally include: interest rates, foreign currency exchange rates and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include: broker quotes, volatilities and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements.

Embedded Derivatives

As defined in SFAS Statement No. 133 “Accounting for Derivative Instruments and Hedging Activities” (“SFAS No. 133”), the Company holds assets and liabilities classified as embedded derivatives in the Consolidated Balance Sheets. Those assets include guaranteed minimum income benefits that are ceded under modified coinsurance reinsurance arrangements (“Reinsurance GMIB Assets”). Liabilities include policyholder benefits offered under variable annuity contracts such as guaranteed minimum withdrawal benefits with a term certain (“GMWB”) and embedded reinsurance derivatives.

Embedded derivatives are recorded in the Consolidated Balance Sheets at fair value, separately from their host contract, and the change in their fair value is reflected in net income. Many factors including, but not limited to, market conditions, credit ratings, variations in actuarial assumptions regarding policyholder liabilities and risk margins related to non-capital market inputs may result in significant fluctuations in the fair value of these embedded derivatives that could materially affect net income.

F-49

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value of Financial Instruments - (continued)

The fair value of embedded derivatives is estimated as the present value of future benefits less the present value of future fees. The fair value calculation includes assumptions for risk margins including nonperformance risk.

Risk margins are established to capture the risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, persistency, partial withdrawal, and surrenders. The establishment of these actuarial assumptions, risk margins, nonperformance risk, and other inputs requires the use of significant judgment.

Nonperformance risk refers to the risk that the obligation will not be fulfilled and affects the value of the liability. The fair value measurement assumes that the nonperformance risk is the same before and after the transfer. Therefore, fair value reflects the reporting entity’s own credit risk.

Nonperformance risk for liabilities held by the Company is based on MFC’s own credit risk, which is determined by taking into consideration publicly available information relating to MFC’s debt as well as its claims paying ability. Nonperformance risk is also reflected in the Reinsurance GMIB assets held by the Company. The credit risk of the reinsurance companies is most representative of the nonperformance risk for the Reinsurance GMIB assets, and is derived from publicly available information relating to the reinsurance companies’ publicly issued debt.

The fair value of embedded derivatives related to reinsurance agreements is determined based on a total return swap methodology. These total return swaps are reflected as liabilities on the Consolidated Balance Sheets representing the difference between the statutory book value and fair value of the related modified coinsurance assets with ongoing changes in fair value recorded in income. The fair value of the underlying assets is based on the valuation approach for similar assets described herein.

Separate Account Assets

Separate account assets are reported at fair value and reported as a summarized total on the Consolidated Balance Sheets in accordance with Statement of Position (“SOP 03-1”), “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts”. The fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account. Assets owned by the Company’s separate accounts primarily include: investments in mutual funds, fixed maturity securities, equity securities, and short-term investments and cash and cash equivalents.

The fair value of mutual fund investments is based upon quoted prices or reported net assets values (“NAV”). Open-ended mutual fund investments are included in Level 1. The fair values of fixed maturity securities, equity securities, short-term investments and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the Company’s general account.

F-50

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value of Financial Instruments - (continued)

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis by SFAS No. 157 fair value hierarchy levels, as of December 31, 2008.

	December 31, 2008

	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Fixed maturities (1):
Available-for-sale	$14,687	$-	$14,325	$362
Equity securities:
Available-for-sale	415	415	-	-
Short-term investments	3,665	-	3,665	-
Derivative assets (2)	1,083	-	1,083	-
Embedded derivatives	4,418	-	36	4,382
Assets held in trust (3)	2,190	497	1,693	-
Separate account assets (4)	77,681	77,626	55	-

Total assets at fair value	$104,139	$78,538	$20,857	$4,744

Liabilities:
Derivative liabilities (2)	$721	$-	$721	$-
Embedded derivatives	2,859	-	-	2,859

Total liabilities at fair value	$3,580	$-	$721	$2,859

(1)	Fixed maturities excludes leveraged leases of $49 million which are carried at the net investment calculated by accruing income at the lease’s expected internal rate of return in accordance with SFAS No. 13, “Accounting for Leases”.
(2)	Derivative assets are presented within other assets and derivative liabilities are presented within other liabilities in the Consolidated Balance Sheets. The amounts are presented gross in the table above to reflect the presentation in the Consolidated Balance Sheets, but are presented net for purposes of the Level 3 roll forward in the following table.
(3)	Represents the fair value of assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Note 7 — Related Party Transactions, for information on the associated MRBL reinsurance agreement. The fair value of the trust assets are determined on a basis consistent with the methodologies described herein for similar financial instruments.
(4)	Separate account assets are recorded at fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets as prescribed by SOP 03-1.

F-51

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value of Financial Instruments - (continued)

Level 3 Financial Instruments

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:

	Fixed Maturities		Net Embedded Derivatives

Balance at January 1, 2008	$447		$18
Net realized/unrealized gains (losses) included in:
Net income	(161	)(2)	1,505	(4)
Other comprehensive income	79	(3)	-
Purchases, issuances, (sales) and (settlements), net	(12)		-
Transfers in and/or (out) of Level 3, net (1)	9		-

Balance at December 31, 2008	$362		$1,523

Gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31, 2008	$-		$1,505

(1)	For financial assets that are transferred into and/or out of Level 3, the Company uses the fair value of the assets at the beginning of the reporting period.
(2)	This amount is included in net realized investments and other gains (losses) on the Consolidated Statement of Operations.
(3)	This amount is included in accumulated other comprehensive income (loss) on the Consolidated Balance Sheet.
(4)	This amount is included in benefits to policyholders on the Consolidated Statement of Operations. All gains and losses on Level 3 liabilities are classified as net realized investment and other gains (losses) for the purpose of this disclosure because it is not practicable to track realized and unrealized gains (losses) separately on a contract by contract basis.

The Company may hedge positions with offsetting positions that are classified in a different level. For example, the gains and losses for assets and liabilities in the Level 3 category presented in the tables above may not reflect the effect of offsetting gains and losses on hedging instruments that have been classified by the Company in the Level 1 and Level 2 categories.

Financial Instruments Measured at Fair Value on a Non Recurring Basis

Certain financial assets are reported at fair value on a non recurring basis, including investments such as mortgage loans, joint ventures and limited partnership interests, which are reported at fair value only in a period in which an impairment is recognized. The fair value of these securities is calculated using either models that are widely accepted in the financial services industry or the valuation of collateral underlying impaired mortgages. During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Note 14 — Goodwill

The changes in the carrying value of goodwill by segment were as follows:

	Protection	Wealth Management	Corporate and Other	Total

	(in millions)
Balance at January 1, 2008	$-	$54	$-	$54
Dispositions and other, net	-	-	-	-

Balance at December 31, 2008	$-	$54	$-	$54

	Protection	Wealth Management	Corporate and Other	Total

	(in millions)
Balance at January 1, 2007	$-	$54	$-	$54
Dispositions and other, net	-	-	-	-

Balance at December 31, 2007	$-	$54	$-	$54

F-52

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 14 — Goodwill - (continued)

The Company tests goodwill for impairment annually as of December 31 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit, which is defined as an operating segment or one level below an operating segment, below its carrying amount. There were no impairments recorded in 2008 or 2007.

Note 15 — Certain Separate Accounts

The Company issues variable annuity and variable life contracts through its separate accounts for which investment income and investment gains and losses accrue to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below.

The assets supporting the variable portion of variable annuities are carried at fair value and reported on the Consolidated Balance Sheets as total separate account assets with an equivalent total reported for separate account liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue, and changes in liabilities for minimum guarantees are included in benefits to policyholders in the Company’s Consolidated Statements of Operations. For the years ended December 31, 2008, and 2007 there were no gains or losses on transfers of assets from the general account to the separate account.

The deposits related to the variable life insurance contracts are invested in separate accounts, and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The following table reflects variable life insurance contracts with guarantees held by the Company:

	December 31,

	2008	2007

	(in millions, except for age)
Life insurance contracts with guaranteed benefits
In the event of death
Account value	$559	$422
Net amount at risk related to deposits	86	56
Average attained age of contract holders	44	43

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, income, and/or withdrawal benefits. Guaranteed Minimum Death Benefit (“GMDB”) features guarantee the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary.

The Company sold contracts with GMIB riders from 1998 to 2004. The GMIB rider provides a guaranteed lifetime annuity, which may be elected by the contract holder after a stipulated waiting period (7 to 10 years), and which may be larger than what the contract account balance would purchase at then-current annuity purchase rates.

In 2004, the Company introduced a GMWB rider and has since offered multiple variations of this optional benefit. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of “step-up” provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

F-53

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 15 — Certain Separate Accounts - (continued)

Unaffiliated and affiliated reinsurance has been utilized to mitigate risk related to some of the guarantee benefit riders. Hedging has also been utilized to mitigate risk related to some of the GMWB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The Company had the following variable annuity contracts with guarantees. Amounts at risk are shown net of reinsurance. Note that the Company’s variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

	December 31,

	2008	2007

	(in millions, except for ages and percents)
Guaranteed Minimum Death Benefit
Return of net deposits
In the event of death
Account value	$15,224	$17,510
Net amount at risk- net of reinsurance	766	47
Average attained age of contract holders	54	55

Return of net deposits plus a minimum return
In the event of death
Account value	$428	$714
Net amount at risk- net of reinsurance	5	-
Average attained age of contract holders	65	65
Guaranteed minimum return rate	5%	5%

Highest specified anniversary account value minus withdrawals post anniversary
In the event of death
Account value	$22,508	$32,750
Net amount at risk- net of reinsurance	1,248	190
Average attained age of contract holders	54	54

Guaranteed Minimum Income Benefit
Account value	$5,387	$9,552
Net amount at risk- net of reinsurance	45	29
Average attained age of contract holders	52	52

Guaranteed Minimum Withdrawal Benefit
Account value	$24,769	$28,582
Net amount at risk	1,812	116
Average attained age of contract holders	52	54

F-54

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 15 — Certain Separate Accounts - (continued)

Account balances of variable contracts with guarantees invest in various separate accounts with the following characteristics:

	December 31,

	2008	2007

	(in billions)
Type of Fund
Domestic Equity	$7	$13
International Equity	2	3
Balanced	23	30
Bonds	3	4
Money Market	2	1

Total	$37	$51

The following table summarizes the liabilities for guarantees on variable contracts reflected in the general account:

	Guaranteed Minimum Death Benefit (GMDB)	Guaranteed Minimum Income Benefit (GMIB)	Guaranteed Minimum Withdrawal Benefit (GMWB)	Total

	(in millions)
Balance at January 1, 2008	$89	$156	$568	$813
Incurred guarantee benefits	(110)	(74)	-	(184)
Other reserve changes	372	356	2,322	3,050

Balance at December 31, 2008	$351	$438	$2,890	$3,679
Reinsurance recoverable	(259)	(2,056)	(2,352)	(4,667)

Net balance at December 31, 2008	$92	$(1,618)	$538	$(988)

Balance at January 1, 2007	$80	$208	$95	$383
Incurred guarantee benefits	(48)	(122)	-	(170)
Other reserve changes	57	70	473	600

Balance at December 31, 2007	$89	$156	$568	$813
Reinsurance recoverable	(36)	(586)	-	(622)

Net balance at December 31, 2007	$53	$(430)	$568	$191

The GMDB gross and ceded reserves, the GMIB gross reserves, and the life portion of the GMWB reserves were determined in accordance with SOP 03-1, and the GMIB reinsurance recoverable and GMWB gross reserve were determined in accordance with SFAS No. 133.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits to policyholders, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the amounts above at December 31, 2008 and 2007:

•	Data used included 1,000 stochastically generated investment performance scenarios. For SFAS No. 133 calculations, risk neutral scenarios were used.

•

For life products, reserves were established using stochastic modeling of future separate account returns and best estimate mortality, lapse, and premium persistency assumptions, which vary by product.

•	Mean return and volatility assumptions were determined by asset class. Market consistent observed volatilities were used where available for SFAS No. 133 calculations.

F-55

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 15 — Certain Separate Accounts - (continued)

•	Annuity mortality was based on the 1994 MGDB table multiplied by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

•	Annuity base lapse rates vary by contract type and duration and ranged from 2% to 41.5%.

•

The discount rate is 7% (in-force issued before 2004) or 6.4% (in-force issued after 2003) in the SOP 03-01 calculations. The discount rates used for SFAS No. 133 calculations are based on the term structure of swap curves with a credit spread based on the credit standing of MFC (for GMWB) and the reinsurers (for GMIB).

Note 16 — Deferred Policy Acquisition Costs and Deferred Sales Inducements

The balance of and changes in deferred policy acquisition costs as of and for the years ended December 31, were as follows:

	December 31,

	2008	2007

	(in millions)
Balance, beginning of year	$5,664	$4,655
Capitalization	1,590	1,637
Amortization (1)	405	(550)
Change in unrealized investment gains and losses	289	(78)

Balance, end of year	$7,948	$5,664

(1)	In 2008, DAC amortization includes significant unlocking due to the impact of lower estimated gross profits arising from higher benefits to policyholders related to certain separate account guarantees. This unlocking contributed to the overall negative amortization during the year.

The balance of and changes in deferred sales inducements as of and for the years ended December 31, were as follows:

	December 31,

	2008	2007

	(in millions)
Balance, beginning of year	$264	$235
Capitalization	97	63
Amortization	(17)	(34)
Change in unrealized investment gains and losses	1	-

Balance, end of year	$345	$264

Note 17 — Share-Based Payments

The Company participates in the stock compensation plans of MFC. The Company uses the Black-Scholes-Merton option pricing model to estimate the value of stock options granted to employees. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S. GAAP, is recorded in the accounts of the Company in other operating costs and expenses.

Stock Options (ESOP)

Under MFC’s Executive Stock Option Plan (“ESOP”), stock options are granted to selected individuals. Options provide the holder with the right to purchase common shares at an exercise price equal to the closing market price of MFC’s common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. A total of 73.6 million common shares have been reserved for issuance under the ESOP.

MFC grants Deferred Share Units (“DSUs”) under the ESOP and the Stock Plan for Non-Employee Directors. Under the ESOP, the holder is entitled to receive cash payment equal to the value of the same number of common shares plus credited dividends on retirement or termination of employment. These DSUs vest over a three-year period and each DSU entitles the holder to receive one common share on retirement or termination of employment. When dividends are paid on MFC’s common shares, holders of DSUs are deemed to receive dividends at the same rate, payable in the form of additional DSUs.

F-56

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 17 — Share Based Payments - (continued)

Under the Stock Plan for Non-Employee Directors, each eligible director may elect to receive his or her annual director’s retainer and fees in DSUs or common shares in lieu of cash. Upon termination of board service, an eligible director who has elected to receive DSUs will be entitled to receive cash equal to the value of the DSUs accumulated in his or her account or, at his or her direction, an equivalent number of common shares. A total of 1 million common shares of MFC have been reserved for issuance under the Stock Plan for Non-Employee Directors. In 2008, 2007 and 2006, 217,000, 191,000, and 181,000 DSUs, respectively, were issued to certain employees who elected to defer receipt of all or part of their annual bonus. Also, in 2008 and 2007, 269,000 and 260,000 DSUs were issued to certain employees who elected to defer payment of all or part of their restricted share units. Restricted share units are discussed below. The DSUs issued in 2008, 2007 and 2006 vested immediately upon grant. The Company recorded compensation expense for stock options granted of $6 million, $5 million, and $5 million for the years ended December 31, 2008, 2007, and 2006, respectively.

Global Share Ownership Plan (GSOP)

Effective January 1, 2001, MFC established the Global Share Ownership Plan (“GSOP”) for its eligible employees and the Stock Plan for Non-Employee Directors. Under the GSOP, qualifying employees can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match a percentage of the employee’s eligible contributions to certain maximums. MFC’s contributions vest immediately. All contributions are used by the GSOP’s trustee to purchase common shares in the open market. The Company’s compensation expense related to the GSOP was $1 million for each of the three years ended December 31, 2008, 2007, and 2006.

Restricted Share Unit Plan (RSU)

In 2003, MFC established the Restricted Share Unit (“RSU”) Plan. For the years ended December 31, 2008, 2007, and 2006, 1.8 million, 1.5 million and 1.6 million RSUs, respectively, were granted to certain eligible employees under this plan. For the years ended December 31, 2008, 2007, and 2006, the Company granted 0.4 million, 0.4 million, and 0.4 million RSUs, respectively, to certain eligible employees. RSUs entitle a participant to receive payment equal to the market value of the same number of common shares, plus credited dividends, at the time the RSUs vest. RSUs vest three years from the grant date, subject to performance conditions, and the related compensation expense is recognized over this period, except where the employee is eligible to retire prior to the vesting date, in which case the cost is recognized over the period between the grant date and the date on which the employee is eligible to retire. The Company’s compensation expense related to RSUs was $14 million, $16 million, and $14 million for the years ended December 31, 2008, 2007, and 2006, respectively.

F-57

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Audited Financial Statements

Year ended December 31, 2008 with Report of Independent Registered Public Accounting Firm

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Audited Financial Statements

Year ended December 31, 2008

(This page is intentionally left blank.)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of the sub-accounts of

John Hancock Life Insurance Company (U.S.A.) Separate Account A

“Active” sub-accounts

500 Index Trust B Series 0	Fundamental Value Trust Series 0
500 Index Trust Series 1	Fundamental Value Trust Series 1
Active Bond Trust Series 0	Global Allocation Trust Series 0
Active Bond Trust Series 1	Global Allocation Trust Series 1
All Cap Core Trust Series 0	Global Bond Trust Series 0
All Cap Core Trust Series 1	Global Bond Trust Series 1
All Cap Growth Trust Series 0	Global Real Estate Trust Series 0
All Cap Growth Trust Series 1	Global Real Estate Trust Series 1
All Cap Value Trust Series 0	Global Trust Series 0
All Cap Value Trust Series 1	Global Trust Series 1
American Asset Allocation Trust Series 1	Health Sciences Trust Series 0
American Blue Chip Income and Growth Trust Series 1	Health Sciences Trust Series 1
American Bond Trust Series 1	High Yield Trust Series 0
American Growth Trust Series 1	High Yield Trust Series 1
American Growth-Income Trust Series 1	Income & Value Trust Series 0
American International Trust Series 1	Income & Value Trust Series 1
Blue Chip Growth Trust Series 0	Index Allocation Trust Series 0
Blue Chip Growth Trust Series 1	Index Allocation Trust Series 1
Capital Appreciation Trust Series 0	International Core Trust Series 0
Capital Appreciation Trust Series 1	International Core Trust Series 1
Capital Appreciation Value Trust Series 0	International Equity Index Trust A Series 1
Capital Appreciation Value Trust Series 1	International Equity Index Trust B Series 0
Classic Value Trust Series 0	International Opportunities Trust Series 0
Classic Value Trust Series 1	International Opportunities Trust Series 1
Core Allocation Plus Trust Series 0	International Small Cap Trust Series 0
Core Allocation Plus Trust Series 1	International Small Cap Trust Series 1
Core Bond Trust Series 0	International Value Trust Series 0
Core Bond Trust Series 1	International Value Trust Series 1
Core Equity Trust Series 0	Investment Quality Bond Trust Series 0
Core Equity Trust Series 1	Investment Quality Bond Trust Series 1
Disciplined Diversification Trust Series 0	Large Cap Trust Series 0
Disciplined Diversification Trust Series 1	Large Cap Trust Series 1
Emerging Markets Value Trust Series 0	Large Cap Value Trust Series 0
Emerging Markets Value Trust Series 1	Large Cap Value Trust Series 1
Emerging Small Company Trust Series 0	Lifestyle Aggressive Trust Series 0
Emerging Small Company Trust Series 1	Lifestyle Aggressive Trust Series 1
Equity-Income Trust Series 0	Lifestyle Balanced Trust Series 0
Equity-Income Trust Series 1	Lifestyle Balanced Trust Series 1
Financial Services Trust Series 0	Lifestyle Conservative Trust Series 0
Financial Services Trust Series 1	Lifestyle Conservative Trust Series 1
Franklin Templeton Founding Allocation Trust Series 0	Lifestyle Growth Trust Series 0
Franklin Templeton Founding Allocation Trust Series 1	Lifestyle Growth Trust Series 1

5

Report of Independent Registered Public Accounting Firm

Lifestyle Moderate Trust Series 0	Small Cap Opportunities Trust Series 1
Lifestyle Moderate Trust Series 1	Small Cap Value Trust Series 0
Mid Cap Index Trust Series 0	Small Cap Value Trust Series 1
Mid Cap Index Trust Series 1	Small Company Trust Series 0
Mid Cap Intersection Trust Series 0	Small Company Trust Series 1
Mid Cap Intersection Trust Series 1	Small Company Value Trust Series 0
Mid Cap Stock Trust Series 0	Small Company Value Trust Series 1
Mid Cap Stock Trust Series 1	Strategic Bond Trust Series 0
Mid Cap Value Trust Series 0	Strategic Bond Trust Series 1
Mid Cap Value Trust Series 1	Strategic Income Trust Series 0
Mid Value Trust Series 0	Strategic Income Trust Series 1
Money Market Trust B Series 0	Total Bond Market Trust B Series 0
Money Market Trust Series 1	Total Return Trust Series 0
Natural Resources Trust Series 0	Total Return Trust Series 1
Natural Resources Trust Series 1	Total Stock Market Index Trust Series 0
Optimized All Cap Trust Series 0	Total Stock Market Index Trust Series 1
Optimized All Cap Trust Series 1	U.S. Government Securities Trust Series 0
Optimized Value Trust Series 0	U.S. Government Securities Trust Series 1
Optimized Value Trust Series 1	U.S. High Yield Bond Trust Series 0
Overseas Equity Trust Series 0	U.S. High Yield Bond Trust Series 1
Pacific Rim Trust Series 0	U.S. Large Cap Trust Series 0
Pacific Rim Trust Series 1	U.S. Large Cap Trust Series 1
Real Estate Securities Trust Series 0	Utilities Trust Series 0
Real Estate Securities Trust Series 1	Utilities Trust Series 1
Real Return Bond Trust Series 0	Value Trust Series 0
Real Return Bond Trust Series 1	Value Trust Series 1
Science & Technology Trust Series 0	All Asset Portfolio Series 0
Science & Technology Trust Series 1	All Asset Portfolio Series 1
Short-Term Bond Trust Series 0	Brandes International Equity Trust
Small Cap Growth Trust Series 0	Business Opportunity Value Trust
Small Cap Growth Trust Series 1	CSI Equity Trust
Small Cap Index Trust Series 0	Frontier Capital Appreciation Trust
Small Cap Index Trust Series 1	Turner Core Growth Trust
Small Cap Opportunities Trust Series 0

“Closed” sub-accounts

Dynamic Growth Trust Series 0	Quantitative Mid Cap Trust Series 1
Dynamic Growth Trust Series 1	Small Cap Trust Series 0
Emerging Growth Trust Series 0	Small Cap Trust Series 1
Emerging Growth Trust Series 1	U.S. Core Trust Series 0
Growth & Income Trust Series 0	U.S. Core Trust Series 1
Managed Trust Series 0	U.S. Global Leaders Growth Trust Series 0
Quantitative Mid Cap Trust Series 0	U.S. Global Leaders Growth Trust Series 1

6

Report of Independent Registered Public Accounting Firm

We have audited the accompanying statements of assets and contract owners’ equity of John Hancock Life Insurance Company (U.S.A.) Separate Account A (the “Account”), comprised of the active sub-accounts as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity of the active and closed sub-accounts for each of the two years in the period then ended (or years since inception), and the financial highlights for each of the five years in the period then ended (or years since inception). These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian or fund manager of the underlying portfolios. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the active sub-accounts constituting John Hancock Life Insurance Company (U.S.A.) Separate Account A at December 31, 2008, and the results of its operations and changes in contract owners’ equity of the active and closed sub-accounts for each of the two years in the period then ended (or years since inception), and the financial highlights for each of the five years in the period then ended (or years since inception), in conformity with U.S. generally accepted accounting principles.

/s/ ERNST & YOUNG LLP
Toronto, Canada	Chartered Accountants
April 14, 2009	Licensed Public Accountants

7

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Assets and Contract Owners’ Equity

December 31, 2008

Assets
Investments at fair value:
Sub-accounts invested in John Hancock Trust portfolios:
500 Index Trust B Series 0 - 4,065,355 shares (cost $63,776,414)	$45,694,591
500 Index Trust Series 1 - 3,054,881 shares (cost $32,472,647)	24,041,913
Active Bond Trust Series 0 - 196,698 shares (cost $1,789,954)	1,555,883
Active Bond Trust Series 1 - 1,048,324 shares (cost $9,959,315)	8,292,245
All Cap Core Trust Series 0 - 34,432 shares (cost $588,988)	402,516
All Cap Core Trust Series 1 - 623,896 shares (cost $9,532,348)	7,293,346
All Cap Growth Trust Series 0 - 29,623 shares (cost $492,961)	342,145
All Cap Growth Trust Series 1 - 649,602 shares (cost $8,915,912)	7,496,409
All Cap Value Trust Series 0 - 191,421 shares (cost $1,489,241)	1,071,959
All Cap Value Trust Series 1 - 501,549 shares (cost $4,925,208)	2,818,708
American Asset Allocation Trust Series 1 - 223,770 shares (cost $2,139,520)	1,888,618
American Blue Chip Income and Growth Trust Series 1 - 731,903 shares (cost $10,732,216)	6,477,340
American Bond Trust Series 1 - 440,275 shares (cost $5,611,227)	4,710,940
American Growth Trust Series 1 - 2,912,834 shares (cost $58,812,135)	33,818,004
American Growth-Income Trust Series 1 - 1,105,466 shares (cost $19,670,119)	12,746,026
American International Trust Series 1 - 1,537,361 shares (cost $36,395,261)	21,999,643
Blue Chip Growth Trust Series 0 - 288,511 shares (cost $5,410,670)	3,519,833
Blue Chip Growth Trust Series 1 - 1,890,315 shares (cost $29,959,005)	23,118,554
Capital Appreciation Trust Series 0 - 245,769 shares (cost $2,085,402)	1,540,973
Capital Appreciation Trust Series 1 - 2,073,327 shares (cost $18,472,603)	12,999,758
Capital Appreciation Value Trust Series 0 - 42,301 shares (cost $404,696)	381,132
Capital Appreciation Value Trust Series 1 - 2,295 shares (cost $22,245)	20,677
Classic Value Trust Series 0 - 228,842 shares (cost $2,565,547)	1,462,303
Classic Value Trust Series 1 - 235,306 shares (cost $3,108,690)	1,503,606
Core Allocation Plus Trust Series 0 - 19,733 shares (cost $165,610)	167,531
Core Allocation Plus Trust Series 1 - 2,116 shares (cost $23,992)	17,989
Core Bond Trust Series 0 - 43,897 shares (cost $547,909)	539,932
Core Bond Trust Series 1 - 79,795 shares (cost $987,654)	983,878
Core Equity Trust Series 0 - 118,255 shares (cost $973,620)	558,164
Core Equity Trust Series 1 - 172,399 shares (cost $1,905,390)	813,721
Disciplined Diversification Trust Series 0 - 197,871 shares (cost $1,715,240)	1,761,052
Disciplined Diversification Trust Series 1 - 599 shares (cost $6,577)	5,332
Dynamic Growth Trust Series 0	—
Dynamic Growth Trust Series 1	—
Emerging Growth Trust Series 0	—
Emerging Growth Trust Series 1	—
Emerging Markets Value Trust Series 0 - 75,438 shares (cost $944,110)	507,699
Emerging Markets Value Trust Series 1 - 413,533 shares (cost $4,020,481)	2,787,213
Emerging Small Company Trust Series 0 - 78,625 shares (cost $1,811,948)	1,095,246
Emerging Small Company Trust Series 1 - 1,715,921 shares (cost $46,807,839)	23,834,138
Equity-Income Trust Series 0 - 601,713 shares (cost $9,401,419)	5,975,008
Equity-Income Trust Series 1 - 3,349,309 shares (cost $51,610,599)	33,359,115
Financial Services Trust Series 0 - 182,037 shares (cost $2,120,211)	1,368,921

8

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Assets and Contract Owners’ Equity

December 31, 2008

Assets
Investments at fair value:
Sub-accounts invested in John Hancock Trust portfolios:
Financial Services Trust Series 1 - 272,023 shares (cost $3,656,644)	$2,048,333
Franklin Templeton Founding Allocation Trust Series 0 - 111,421 shares (cost $907,548)	820,057
Franklin Templeton Founding Allocation Trust Series 1 - 18,493 shares (cost $161,449)	136,112
Fundamental Value Trust Series 0 - 428,301 shares (cost $6,123,861)	4,180,215
Fundamental Value Trust Series 1 - 2,998,153 shares (cost $34,843,905)	29,351,918
Global Allocation Trust Series 0 - 271,069 shares (cost $2,783,243)	1,843,272
Global Allocation Trust Series 1 - 243,801 shares (cost $2,761,770)	1,662,726
Global Bond Trust Series 0 - 365,358 shares (cost $5,547,834)	5,264,809
Global Bond Trust Series 1 - 522,563 shares (cost $8,044,188)	7,545,805
Global Real Estate Trust Series 0 - 25,624 shares (cost $199,349)	158,101
Global Real Estate Trust Series 1 - 7,217 shares (cost $60,104)	44,526
Global Trust Series 0 - 134,113 shares (cost $2,103,707)	1,412,211
Global Trust Series 1 - 745,687 shares (cost $10,895,177)	7,859,543
Growth & Income Trust Series 0	—
Health Sciences Trust Series 0 - 219,978 shares (cost $3,005,149)	2,281,170
Health Sciences Trust Series 1 - 504,271 shares (cost $6,802,708)	5,219,205
High Yield Trust Series 0 - 274,351 shares (cost $2,248,170)	1,607,698
High Yield Trust Series 1 - 1,510,457 shares (cost $13,813,722)	8,896,592
Income & Value Trust Series 0 - 58,511 shares (cost $645,192)	418,351
Income & Value Trust Series 1 - 2,815,991 shares (cost $29,116,213)	20,134,333
Index Allocation Trust Series 0 - 32,502 shares (cost $353,280)	314,295
Index Allocation Trust Series 1 - 553 shares (cost $6,553)	5,346
International Core Trust Series 0 - 363,992 shares (cost $4,753,915)	2,948,335
International Core Trust Series 1 - 2,010,886 shares (cost $24,405,905)	16,328,396
International Equity Index Trust A Series 1 - 502,769 shares (cost $9,968,646)	6,003,063
International Equity Index Trust B Series 0 - 440,996 shares (cost $8,219,818)	4,921,514
International Opportunities Trust Series 0 - 228,551 shares (cost $3,421,081)	1,883,257
International Opportunities Trust Series 1 - 256,503 shares (cost $3,594,922)	2,113,584
International Small Cap Trust Series 0 - 248,483 shares (cost $4,281,095)	2,062,406
International Small Cap Trust Series 1 - 728,842 shares (cost $14,468,812)	6,078,539
International Value Trust Series 0 - 449,092 shares (cost $6,664,771)	4,046,318
International Value Trust Series 1 - 2,130,364 shares (cost $35,040,011)	19,301,098
Investment Quality Bond Trust Series 0 - 196,253 shares (cost $2,182,211)	2,029,254
Investment Quality Bond Trust Series 1 - 1,643,699 shares (cost $19,250,473)	17,028,718
Large Cap Trust Series 0 - 109,770 shares (cost $1,493,411)	935,239
Large Cap Trust Series 1 - 1,439,993 shares (cost $22,580,800)	12,311,939
Large Cap Value Trust Series 0 - 372,456 shares (cost $7,556,743)	5,233,006
Large Cap Value Trust Series 1 - 516,549 shares (cost $11,170,914)	7,257,508
Lifestyle Aggressive Trust Series 0 - 5,441,380 shares (cost $47,155,436)	29,546,692
Lifestyle Aggressive Trust Series 1 - 2,840,380 shares (cost $29,267,364)	15,423,262
Lifestyle Balanced Trust Series 0 - 7,780,276 shares (cost $95,729,898)	66,910,374
Lifestyle Balanced Trust Series 1 - 6,225,431 shares (cost $79,589,081)	53,476,454
Lifestyle Conservative Trust Series 0 - 573,499 shares (cost $6,976,371)	5,895,568
Lifestyle Conservative Trust Series 1 - 737,388 shares (cost $9,343,666)	7,565,598
Lifestyle Growth Trust Series 0 - 16,163,899 shares (cost $200,824,531)	129,311,195

9

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Assets and Contract Owners’ Equity

December 31, 2008

Assets
Investments at fair value:
Sub-accounts invested in John Hancock Trust portfolios:
Lifestyle Growth Trust Series 1 - 8,869,961 shares (cost $112,638,568)	$70,870,986
Lifestyle Moderate Trust Series 0 - 1,299,097 shares (cost $14,995,969)	11,899,730
Lifestyle Moderate Trust Series 1 - 1,073,288 shares (cost $13,550,828)	9,820,583
Managed Trust Series 0	—
Mid Cap Index Trust Series 0 - 301,059 shares (cost $5,127,099)	3,212,295
Mid Cap Index Trust Series 1 - 817,959 shares (cost $14,270,968)	8,727,626
Mid Cap Intersection Trust Series 0 - 19,940 shares (cost $175,158)	134,199
Mid Cap Intersection Trust Series 1	—
Mid Cap Stock Trust Series 0 - 491,953 shares (cost $6,968,446)	4,314,429
Mid Cap Stock Trust Series 1 - 2,066,750 shares (cost $31,046,467)	18,063,397
Mid Cap Value Trust Series 0 - 334,393 shares (cost $4,436,195)	2,437,725
Mid Cap Value Trust Series 1 - 1,358,956 shares (cost $20,389,664)	9,933,968
Mid Value Trust Series 0 - 217,580 shares (cost $2,192,993)	1,462,138
Money Market Trust B Series 0 - 75,728,956 shares (cost $75,728,956)	75,728,956
Money Market Trust Series 1 - 9,283,832 shares (cost $92,838,321)	92,838,321
Natural Resources Trust Series 0 - 389,625 shares (cost $9,529,135)	5,193,695
Natural Resources Trust Series 1 - 566,711 shares (cost $15,367,458)	7,610,932
Optimized All Cap Trust Series 0 - 400,921 shares (cost $5,478,191)	3,463,956
Optimized All Cap Trust Series 1 - 50,344 shares (cost $790,780)	433,461
Optimized Value Trust Series 0 - 12,263 shares (cost $142,939)	88,785
Optimized Value Trust Series 1 - 28,820 shares (cost $404,444)	208,655
Overseas Equity Trust Series 0 - 217,568 shares (cost $2,412,903)	1,612,177
Pacific Rim Trust Series 0 - 297,097 shares (cost $2,865,463)	1,791,495
Pacific Rim Trust Series 1 - 1,356,723 shares (cost $14,340,149)	8,126,772
Quantitative Mid Cap Trust Series 0	—
Quantitative Mid Cap Trust Series 1	—
Real Estate Securities Trust Series 0 - 516,450 shares (cost $6,516,476)	3,646,139
Real Estate Securities Trust Series 1 - 2,901,914 shares (cost $52,836,953)	20,603,590
Real Return Bond Trust Series 0 - 217,017 shares (cost $2,812,254)	2,506,551
Real Return Bond Trust Series 1 - 305,767 shares (cost $4,127,198)	3,565,244
Science & Technology Trust Series 0 - 134,163 shares (cost $1,759,870)	1,109,529
Science & Technology Trust Series 1 - 1,137,975 shares (cost $15,039,625)	9,388,296
Short-Term Bond Trust Series 0 - 85,173 shares (cost $751,997)	593,655
Small Cap Growth Trust Series 0 - 460,452 shares (cost $3,452,452)	2,845,595
Small Cap Growth Trust Series 1 - 134,940 shares (cost $823,570)	831,231
Small Cap Index Trust Series 0 - 243,610 shares (cost $3,374,331)	2,231,463
Small Cap Index Trust Series 1 - 621,265 shares (cost $8,907,640)	5,690,789
Small Cap Opportunities Trust Series 0 - 52,297 shares (cost $903,843)	585,730
Small Cap Opportunities Trust Series 1 - 392,489 shares (cost $8,597,149)	4,427,273
Small Cap Trust Series 0	—
Small Cap Trust Series 1	—
Small Cap Value Trust Series 0 - 243,922 shares (cost $3,868,128)	2,861,205
Small Cap Value Trust Series 1 - 287,161 shares (cost $3,537,446)	3,377,013
Small Company Trust Series 0 - 434 shares (cost $4,773)	2,779
Small Company Trust Series 1 - 78,224 shares (cost $1,039,775)	499,852

10

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Assets and Contract Owners’ Equity

December 31, 2008

Assets
Investments at fair value:
Sub-accounts invested in John Hancock Trust portfolios:
Small Company Value Trust Series 0 - 320,313 shares (cost $5,896,844)	$4,144,846
Small Company Value Trust Series 1 - 1,105,411 shares (cost $22,021,199)	14,337,181
Strategic Bond Trust Series 0 - 158,032 shares (cost $1,663,289)	1,325,891
Strategic Bond Trust Series 1 - 991,727 shares (cost $11,190,463)	8,350,339
Strategic Income Trust Series 0 - 172,870 shares (cost $2,227,538)	1,932,692
Strategic Income Trust Series 1 - 119,585 shares (cost $1,588,614)	1,339,349
Total Bond Market Trust B Series 0 - 376,775 shares (cost $3,765,412)	3,718,773
Total Return Trust Series 0 - 765,587 shares (cost $10,524,486)	10,281,839
Total Return Trust Series 1 - 1,791,044 shares (cost $24,720,159)	24,125,362
Total Stock Market Index Trust Series 0 - 184,367 shares (cost $2,205,239)	1,469,405
Total Stock Market Index Trust Series 1 - 608,428 shares (cost $6,780,478)	4,849,169
U.S. Core Trust Series 0	—
U.S. Core Trust Series 1	—
U.S. Global Leaders Growth Trust Series 0	—
U.S. Global Leaders Growth Trust Series 1	—
U.S. Government Securities Trust Series 0 - 252,404 shares (cost $3,134,839)	3,059,141
U.S. Government Securities Trust Series 1 - 956,697 shares (cost $12,600,183)	11,643,008
U.S. High Yield Bond Trust Series 0 - 100,934 shares (cost $1,135,140)	928,594
U.S. High Yield Bond Trust Series 1 - 110,928 shares (cost $1,250,881)	1,019,425
U.S. Large Cap Trust Series 0 - 186,038 shares (cost $2,591,669)	1,754,338
U.S. Large Cap Trust Series 1 - 2,724,442 shares (cost $35,902,634)	25,745,973
Utilities Trust Series 0 - 290,668 shares (cost $3,629,039)	2,371,852
Utilities Trust Series 1 - 464,810 shares (cost $4,813,741)	3,792,853
Value Trust Series 0 - 152,642 shares (cost $2,465,265)	1,500,468
Value Trust Series 1 - 1,190,272 shares (cost $22,661,761)	11,712,280

Sub-accounts invested in Outside Trust portfolios:
All Asset Portfolio Series 0 - 176,260 shares (cost $1,917,939)	$1,626,878
All Asset Portfolio Series 1 - 153,189 shares (cost $1,683,177)	1,413,930
Brandes International Equity Trust - 86,130 shares (cost $1,285,805)	813,066
Business Opportunity Value Trust - 93,873 shares (cost $998,361)	721,884
CSI Equity Trust - 201,995 shares (cost $3,013,077)	2,129,023
Frontier Capital Appreciation Trust - 34,057 shares (cost $765,847)	469,300
Turner Core Growth Trust - 61,155 shares (cost $936,995)	593,204

Total assets	$1,368,698,274

Contract Owners’ Equity
Variable universal life insurance contracts	$1,368,698,274

See accompanying notes.

11

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

	Sub-Account
	500 Index Trust B Series 0		500 Index Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$1,298,309	$1,793,239	$236,934	$962,338

Net investment income (loss)	1,298,309	1,793,239	236,934	962,338

Realized gains (losses) on investments:
Capital gain distributions	353,891	—	—	—
Net realized gains (losses)	(429,550)	1,768,898	664,050	2,202,852

Realized gains (losses)	(75,659)	1,768,898	664,050	2,202,852
Unrealized appreciation (depreciation) during the period	(26,772,535)	(851,884)	(15,482,268)	(1,138,283)

Net increase (decrease) in assets from operations	(25,549,885)	2,710,253	(14,581,284)	2,026,907

Changes from principal transactions:
Transfer of net premiums	7,077,119	4,424,020	2,562,856	4,198,278
Transfer on terminations	(6,745,672)	(7,311,555)	(3,902,242)	(5,302,375)
Transfer on policy loans	(41,492)	(198,858)	(144,480)	(56,190)
Net interfund transfers	5,766,554	10,810,069	(1,435,175)	(1,480,772)

Net increase (decrease) in assets from principal transactions	6,056,509	7,723,676	(2,919,041)	(2,641,059)

Total increase (decrease) in assets	(19,493,376)	10,433,929	(17,500,325)	(614,152)

Assets, beginning of period	65,187,967	54,754,038	41,542,238	42,156,390

Assets, end of period	$45,694,591	$65,187,967	$24,041,913	$41,542,238

See accompanying notes.

12

Sub-Account
Active Bond Trust Series 0		Active Bond Trust Series 1		All Asset Portfolio Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$85,858	$47,954	$524,146	$961,470	$83,593	$6,663

85,858	47,954	524,146	961,470	83,593	6,663

—	—	—	—	4,679	—
(35,816)	(79)	(154,456)	14,618	(35,344)	336

(35,816)	(79)	(154,456)	14,618	(30,665)	336
(209,510)	(28,612)	(1,426,280)	(551,769)	(289,772)	(1,379)

(159,468)	19,263	(1,056,590)	424,319	(236,844)	5,620

336,514	155,491	481,953	625,709	396,979	27,918
(181,110)	(46,514)	(1,366,501)	(883,288)	(87,692)	(10,577)
(12,015)	(36)	(21,780)	(4,838)	—	—
747,228	516,960	(600,640)	(296,985)	1,442,804	58,177

890,617	625,901	(1,506,968)	(559,402)	1,752,091	75,518

731,149	645,164	(2,563,558)	(135,083)	1,515,247	81,138

824,734	179,570	10,855,803	10,990,886	111,631	30,493

$1,555,883	$824,734	$8,292,245	$10,855,803	$1,626,878	$111,631

13

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	All Asset Portfolio Series 1		All Cap Core Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$108,745	$91,599	$9,508	$4,224

Net investment income (loss)	108,745	91,599	9,508	4,224

Realized gains (losses) on investments:
Capital gain distributions	8,681	—	—	—
Net realized gains (losses)	(505,546)	1,262	(27,745)	4,902

Realized gains (losses)	(496,865)	1,262	(27,745)	4,902
Unrealized appreciation (depreciation) during the period	(254,599)	2,904	(179,503)	(8,955)

Net increase (decrease) in assets from operations	(642,719)	95,765	(197,740)	171

Changes from principal transactions:
Transfer of net premiums	274,566	118,484	159,648	93,900
Transfer on terminations	(203,883)	(76,909)	(73,602)	(48,086)
Transfer on policy loans	—	—	(2,346)	—
Net interfund transfers	626,093	(7,930)	158,899	157,240

Net increase (decrease) in assets from principal transactions	696,776	33,645	242,599	203,054

Total increase (decrease) in assets	54,057	129,410	44,859	203,225

Assets, beginning of period	1,359,873	1,230,463	357,657	154,432

Assets, end of period	$1,413,930	$1,359,873	$402,516	$357,657

See accompanying notes.

14

Sub-Account
All Cap Core Trust Series 1		All Cap Growth Trust Series 0		All Cap Growth Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$178,661	$211,478	$1,786	$438	$33,723	$7,519

178,661	211,478	1,786	438	33,723	7,519

—	—	—	—	—	—
589,407	1,372,992	(32,839)	24,153	475,220	782,199

589,407	1,372,992	(32,839)	24,153	475,220	782,199
(5,864,051)	(1,140,526)	(168,886)	9,209	(6,553,936)	1,076,691

(5,095,983)	443,944	(199,939)	33,800	(6,044,993)	1,866,409

709,836	960,553	111,469	77,812	808,234	1,006,496
(1,520,755)	(2,207,032)	(46,554)	(21,010)	(2,806,364)	(1,697,564)
7,586	(10,782)	(11)	(958)	(95,132)	(180,840)
(578,526)	(911,853)	156,597	41,039	(431,759)	(1,377,956)

(1,381,859)	(2,169,114)	221,501	96,883	(2,525,021)	(2,249,864)

(6,477,842)	(1,725,170)	21,562	130,683	(8,570,014)	(383,455)

13,771,188	15,496,358	320,583	189,900	16,066,423	16,449,878

$7,293,346	$13,771,188	$342,145	$320,583	$7,496,409	$16,066,423

15

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	All Cap Value Trust Series 0		All Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$10,519	$10,688	$28,700	$62,471

Net investment income (loss)	10,519	10,688	28,700	62,471

Realized gains (losses) on investments:
Capital gain distributions	20,892	287,737	79,336	1,464,985
Net realized gains (losses)	(231,634)	7,078	(311,700)	15,235

Realized gains (losses)	(210,742)	294,815	(232,364)	1,480,220
Unrealized appreciation (depreciation) during the period	(137,514)	(287,442)	(820,371)	(1,257,041)

Net increase (decrease) in assets from operations	(337,737)	18,061	(1,024,035)	285,650

Changes from principal transactions:
Transfer of net premiums	241,559	255,118	178,472	270,749
Transfer on terminations	(171,563)	(118,714)	(242,944)	(292,219)
Transfer on policy loans	(20)	(7)	(19,305)	(8,743)
Net interfund transfers	580,296	434,401	415,114	(255,886)

Net increase (decrease) in assets from principal transactions	650,272	570,798	331,337	(286,099)

Total increase (decrease) in assets	312,535	588,859	(692,698)	(449)

Assets, beginning of period	759,424	170,565	3,511,406	3,511,855

Assets, end of period	$1,071,959	$759,424	$2,818,708	$3,511,406

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

16

Sub-Account
American Asset Allocation Trust Series 1	American Blue Chip Income and Growth Trust Series 1		American Bond Trust Series 1
Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$51,968	$341,519	$201,392	$444,417	$123,107

51,968	341,519	201,392	444,417	123,107

—	84,709	1,438,527	122	949
(87,796)	(406,576)	200,112	(68,563)	70,021

(87,796)	(321,867)	1,638,639	(68,441)	70,970
(250,903)	(3,386,392)	(1,750,554)	(847,955)	(96,562)

(286,731)	(3,366,740)	89,477	(471,979)	97,515

145,173	862,591	717,910	604,113	460,056
(33,820)	(614,284)	(826,655)	(382,198)	(181,122)
1,737	(24,822)	(70,612)	(635)	(16,042)
2,062,259	1,346,775	1,614,513	1,019,409	2,457,938

2,175,349	1,570,260	1,435,156	1,240,689	2,720,830

1,888,618	(1,796,480)	1,524,633	768,710	2,818,345

—	8,273,820	6,749,187	3,942,230	1,123,885

$1,888,618	$6,477,340	$8,273,820	$4,710,940	$3,942,230

17

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	American Growth Trust Series 1		American Growth-Income Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$947,153	$485,037	$383,402	$437,534

Net investment income (loss)	947,153	485,037	383,402	437,534

Realized gains (losses) on investments:
Capital gain distributions	478,682	4,396,109	292,900	767,689
Net realized gains (losses)	401,709	1,907,506	(674,691)	323,544

Realized gains (losses)	880,391	6,303,615	(381,791)	1,091,233
Unrealized appreciation (depreciation) during the period	(27,138,280)	(2,651,719)	(7,854,382)	(1,012,239)

Net increase (decrease) in assets from operations	(25,310,736)	4,136,933	(7,852,771)	516,528

Changes from principal transactions:
Transfer of net premiums	5,519,954	4,469,392	2,867,750	1,964,843
Transfer on terminations	(3,922,909)	(3,484,887)	(1,669,596)	(1,249,156)
Transfer on policy loans	(184,608)	(163,756)	(42,713)	(67,616)
Net interfund transfers	11,085,655	8,533,674	1,407,589	4,464,728

Net increase (decrease) in assets from principal transactions	12,498,092	9,354,423	2,563,030	5,112,799

Total increase (decrease) in assets	(12,812,644)	13,491,356	(5,289,741)	5,629,327

Assets, beginning of period	46,630,648	33,139,292	18,035,767	12,406,440

Assets, end of period	$33,818,004	$46,630,648	$12,746,026	$18,035,767

See accompanying notes.

18

Sub-Account
American International Trust Series 1		Blue Chip Growth Trust Series 0		Blue Chip Growth Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$1,210,953	$685,146	$15,823	$12,018	$106,651	$294,864

1,210,953	685,146	15,823	12,018	106,651	294,864

581,568	2,652,993	57,513	—	574,909	—
433,301	1,993,458	(246,274)	67,415	800,914	1,205,255

1,014,869	4,646,451	(188,761)	67,415	1,375,823	1,205,255
(18,227,338)	(342,069)	(2,003,765)	83,918	(19,194,224)	3,408,325

(16,001,516)	4,989,528	(2,176,703)	163,351	(17,711,750)	4,908,444

3,487,782	4,181,384	1,100,402	376,042	2,396,764	3,246,084
(3,463,246)	(2,653,550)	(436,314)	(111,818)	(3,962,406)	(3,842,220)
(152,318)	(164,755)	(20,304)	(154)	(104,686)	(58,731)
2,655,640	6,151,446	2,236,089	1,921,554	(224,919)	265,650

2,527,858	7,514,525	2,879,873	2,185,624	(1,895,247)	(389,217)

(13,473,658)	12,504,053	703,170	2,348,975	(19,606,997)	4,519,227

35,473,301	22,969,248	2,816,663	467,688	42,725,551	38,206,324

$21,999,643	$35,473,301	$3,519,833	$2,816,663	$23,118,554	$42,725,551

19

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Brandes International Equity Trust		Business Opportunity Value Trust
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$38,014	$11,372	$285	$2,270

Net investment income (loss)	38,014	11,372	285	2,270

Realized gains (losses) on investments:
Capital gain distributions	89,445	69,505	19,554	24,291
Net realized gains (losses)	(192,677)	2,817	(71,570)	2,978

Realized gains (losses)	(103,232)	72,322	(52,016)	27,269
Unrealized appreciation (depreciation) during the period	(391,621)	(81,202)	(245,963)	(30,941)

Net increase (decrease) in assets from operations	(456,839)	2,492	(297,694)	(1,402)

Changes from principal transactions:
Transfer of net premiums	216,906	97,771	197,308	88,526
Transfer on terminations	(98,410)	(37,878)	(83,500)	(28,141)
Transfer on policy loans	246	(6)	—	—
Net interfund transfers	(203,515)	1,277,213	158,467	666,478

Net increase (decrease) in assets from principal transactions	(84,773)	1,337,100	272,275	726,863

Total increase (decrease) in assets	(541,612)	1,339,592	(25,419)	725,461

Assets, beginning of period	1,354,678	15,086	747,303	21,842

Assets, end of period	$813,066	$1,354,678	$721,884	$747,303

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

20

Sub-Account
Capital Appreciation Trust Series 0		Capital Appreciation Trust Series 1		Capital Appreciation Value Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (n)

$10,356	$3,877	$83,269	$65,697	$1,846

10,356	3,877	83,269	65,697	1,846

—	3,114	—	93,491	—
(39,445)	26,677	(174,999)	4,371	(19,552)

(39,445)	29,791	(174,999)	97,862	(19,552)
(614,383)	62,651	(7,984,392)	2,274,454	(23,563)

(643,472)	96,319	(8,076,122)	2,438,013	(41,269)

351,746	407,193	1,469,953	1,699,841	8,457
(235,185)	(101,502)	(2,715,858)	(1,892,884)	(3,915)
(4,739)	(1,368)	(85,624)	(111,092)	1,742
885,025	237,088	(524,428)	(975,588)	416,117

996,847	541,411	(1,855,957)	(1,279,723)	422,401

353,375	637,730	(9,932,079)	1,158,290	381,132

1,187,598	549,868	22,931,837	21,773,547	—

$1,540,973	$1,187,598	$12,999,758	$22,931,837	$381,132

21

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Capital Appreciation Value Trust Series 1	Classic Value Trust Series 0
	Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$160	$40,348	$31,581

Net investment income (loss)	160	40,348	31,581

Realized gains (losses) on investments:
Capital gain distributions	—	19,453	173,659
Net realized gains (losses)	(40)	(278,272)	5,062

Realized gains (losses)	(40)	(258,819)	178,721
Unrealized appreciation (depreciation) during the period	(1,568)	(659,924)	(456,592)

Net increase (decrease) in assets from operations	(1,448)	(878,395)	(246,290)

Changes from principal transactions:
Transfer of net premiums	290	333,404	309,235
Transfer on terminations	(392)	(119,936)	(85,151)
Transfer on policy loans	—	(33,571)	(270)
Net interfund transfers	22,227	496,240	1,224,528

Net increase (decrease) in assets from principal transactions	22,125	676,137	1,448,342

Total increase (decrease) in assets	20,677	(202,258)	1,202,052

Assets, beginning of period	—	1,664,561	462,509

Assets, end of period	$20,677	$1,462,303	$1,664,561

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

22

Sub-Account
Classic Value Trust Series 1		Core Allocation Plus Trust Series 0	Core Allocation Plus Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08 (n)

$41,363	$171,983	$138	$131

41,363	171,983	138	131

35,638	1,141,257	—	—
(2,092,736)	49,942	(4,559)	(145)

(2,057,098)	1,191,199	(4,559)	(145)
372,286	(2,704,536)	1,921	(6,002)

(1,643,449)	(1,341,354)	(2,500)	(6,016)

301,680	602,005	329	170
(155,125)	(364,750)	(701)	(463)
(11,289)	—	—	—
(6,231,591)	(76,629)	170,403	24,298

(6,096,325)	160,626	170,031	24,005

(7,739,774)	(1,180,728)	167,531	17,989

9,243,380	10,424,108	—	—

$1,503,606	$9,243,380	$167,531	$17,989

23

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Core Bond Trust Series 0		Core Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$23,310	$4,075	$40,944	$8,371

Net investment income (loss)	23,310	4,075	40,944	8,371

Realized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Net realized gains (losses)	(1,126)	169	(614)	1,460

Realized gains (losses)	(1,126)	169	(614)	1,460
Unrealized appreciation (depreciation) during the period	(7,216)	(936)	(2,701)	(1,814)

Net increase (decrease) in assets from operations	14,968	3,308	37,629	8,017

Changes from principal transactions:
Transfer of net premiums	91,354	25,717	17,887	25,713
Transfer on terminations	(24,917)	(5,996)	(15,200)	(5,560)
Transfer on policy loans	—	—	(10,807)	—
Net interfund transfers	384,837	33,686	851,287	(11,555)

Net increase (decrease) in assets from principal transactions	451,274	53,407	843,167	8,598

Total increase (decrease) in assets	466,242	56,715	880,796	16,615

Assets, beginning of period	73,690	16,975	103,082	86,467

Assets, end of period	$539,932	$73,690	$983,878	$103,082

See accompanying notes.

24

Sub-Account
Core Equity Trust Series 0		Core Equity Trust Series 1		CSI Equity Trust
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$110,769	$122	$161,805	—	$28,751	$15,766

110,769	122	161,805	—	28,751	15,766

8,298	17,534	32,653	101,790	2,408	152,508
(130,302)	2,928	(103,085)	10,487	(4,798)	7,858

(122,004)	20,462	(70,432)	112,277	(2,390)	160,366
(373,237)	(50,153)	(925,411)	(222,980)	(811,330)	(106,763)

(384,472)	(29,569)	(834,038)	(110,703)	(784,969)	69,369

138,637	150,840	167,292	257,348	1,080,467	537,602
(99,556)	(26,277)	(69,830)	(98,065)	(116,268)	(74,849)
(3,397)	—	(10,564)	(30)	—	—
526,478	199,663	48,611	214,364	222,091	759,062

562,162	324,226	135,509	373,617	1,186,290	1,221,815

177,690	294,657	(698,529)	262,914	401,321	1,291,184

380,474	85,817	1,512,250	1,249,336	1,727,702	436,518

$558,164	$380,474	$813,721	$1,512,250	$2,129,023	$1,727,702

25

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Disciplined Diversification Trust Series 0	Disciplined Diversification Trust Series 1
	Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08 (n)
Income:
Dividend income distribution	$21,084	$66

Net investment income (loss)	21,084	66

Realized gains (losses) on investments:
Capital gain distributions	1,059	3
Net realized gains (losses)	(102,725)	(22)

Realized gains (losses)	(101,666)	(19)
Unrealized appreciation (depreciation) during the period	45,811	(1,245)

Net increase (decrease) in assets from operations	(34,771)	(1,198)

Changes from principal transactions:
Transfer of net premiums	66,570	170
Transfer on terminations	(15,715)	(93)
Transfer on policy loans	—	—
Net interfund transfers	1,744,968	6,453

Net increase (decrease) in assets from principal transactions	1,795,823	6,530

Total increase (decrease) in assets	1,761,052	5,332

Assets, beginning of period	—	—

Assets, end of period	$1,761,052	$5,332

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.
(ad)	Terminated as an investment option and funds transferred to Mid Cap Stock Trust on April 28, 2008.
(p)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.

See accompanying notes.

26

Sub-Account
Dynamic Growth Trust Series 0		Dynamic Growth Trust Series 1		Emerging Growth Trust Series 0
Year Ended Dec. 31/08 (ad)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (ad)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (p)	Year Ended Dec. 31/07

—	—	—	—	$3,024	$802

—	—	—	—	3,024	802

—	—	—	—	6,720	95,928
(22,599)	7,219	561,941	377,200	(622,693)	(8,063)

(22,599)	7,219	561,941	377,200	(615,973)	87,865
688	(3,450)	(1,161,123)	163,101	84,808	(86,407)

(21,911)	3,769	(599,182)	540,301	(528,141)	2,260

48,928	45,392	113,963	363,282	230,106	126,310
(17,702)	(21,588)	(171,136)	(451,172)	(74,159)	(27,561)
(4,852)	—	(16,151)	(4,782)	(4,833)	(2,960)
(241,639)	152,405	(5,522,701)	254,107	(159,147)	286,070

(215,265)	176,209	(5,596,025)	161,435	(8,033)	381,859

(237,176)	179,978	(6,195,207)	701,736	(536,174)	384,119

237,176	57,198	6,195,207	5,493,471	536,174	152,055

—	$237,176	—	$6,195,207	—	$536,174

27

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Emerging Growth Trust Series 1		Emerging Markets Value Trust Series 0
	Year Ended Dec. 31/08 (p)	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (h)
Income:
Dividend income distribution	$3,098	$1,166	$18,587	$2,063

Net investment income (loss)	3,098	1,166	18,587	2,063

Realized gains (losses) on investments:
Capital gain distributions	7,054	337,588	1,284	6,748
Net realized gains (losses)	(613,413)	(282,845)	(48,808)	4,689

Realized gains (losses)	(606,359)	54,743	(47,524)	11,437
Unrealized appreciation (depreciation) during the period	133,129	(16,590)	(433,777)	(2,634)

Net increase (decrease) in assets from operations	(470,132)	39,319	(462,714)	10,866

Changes from principal transactions:
Transfer of net premiums	104,728	114,584	223,262	44,669
Transfer on terminations	(146,569)	(115,404)	(69,796)	(1,608)
Transfer on policy loans	979	(22,637)	(14,501)	—
Net interfund transfers	(503,464)	(289,227)	417,547	359,974

Net increase (decrease) in assets from principal transactions	(544,326)	(312,684)	556,512	403,035

Total increase (decrease) in assets	(1,014,458)	(273,365)	93,798	413,901

Assets, beginning of period	1,014,458	1,287,823	413,901	—

Assets, end of period	—	$1,014,458	$507,699	$413,901

(p)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.
(h)	Reflects the period from commencement of operations on April 30, 2007 through December 31, 2007.

See accompanying notes.

28

Sub-Account
Emerging Markets Value Trust Series 1		Emerging Small Company Trust Series 0		Emerging Small Company Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07 (h)	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$59,678	$9,221	—	—	—	—

59,678	9,221	—	—	—	—

1,884	31,309	611	131,063	20,057	11,789,406
(210,857)	139,949	(73,778)	(3,833)	(4,665,443)	1,130,848

(208,973)	171,258	(73,167)	127,230	(4,645,386)	12,920,254
(1,186,265)	(47,002)	(611,768)	(118,000)	(14,682,499)	(8,900,908)

(1,335,560)	133,477	(684,935)	9,230	(19,327,885)	4,019,346

226,619	94,786	256,943	201,446	2,165,788	2,846,231
(106,276)	(10,263)	(82,000)	(43,540)	(5,393,113)	(6,676,606)
(9,383)	—	(5,176)	(4,134)	(189,548)	(292,213)
2,952,009	841,804	431,555	690,642	(1,331,455)	(1,913,505)

3,062,969	926,327	601,322	844,414	(4,748,328)	(6,036,093)

1,727,409	1,059,804	(83,613)	853,644	(24,076,213)	(2,016,747)

1,059,804	—	1,178,859	325,215	47,910,351	49,927,098

$2,787,213	$1,059,804	$1,095,246	$1,178,859	$23,834,138	$47,910,351

29

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Equity-Income Trust Series 0		Equity-Income Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$196,034	$125,665	$1,113,322	$1,722,512

Net investment income (loss)	196,034	125,665	1,113,322	1,722,512

Realized gains (losses) on investments:
Capital gain distributions	152,584	496,991	1,245,979	6,731,413
Net realized gains (losses)	(353,066)	82,371	70,680	1,314,356

Realized gains (losses)	(200,482)	579,362	1,316,659	8,045,769
Unrealized appreciation (depreciation) during the period	(2,785,029)	(725,092)	(21,830,957)	(7,808,973)

Net increase (decrease) in assets from operations	(2,789,477)	(20,065)	(19,400,976)	1,959,308

Changes from principal transactions:
Transfer of net premiums	1,528,075	1,076,356	2,597,704	2,948,264
Transfer on terminations	(606,004)	(308,899)	(5,844,611)	(5,812,838)
Transfer on policy loans	(16,286)	(11,141)	(1,242,603)	(161,717)
Net interfund transfers	2,093,707	3,731,310	(742,769)	51,641

Net increase (decrease) in assets from principal transactions	2,999,492	4,487,626	(5,232,279)	(2,974,650)

Total increase (decrease) in assets	210,015	4,467,561	(24,633,255)	(1,015,342)

Assets, beginning of period	5,764,993	1,297,432	57,992,370	59,007,712

Assets, end of period	$5,975,008	$5,764,993	$33,359,115	$57,992,370

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

30

Sub-Account
Financial Services Trust Series 0		Financial Services Trust Series 1		Franklin Templeton Founding Allocation Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (n)

$15,973	$9,065	$27,901	$43,022	$28,134

15,973	9,065	27,901	43,022	28,134

49,865	116,733	150,024	491,645	—
(248,027)	20,061	(679,396)	410,599	(49,106)

(198,162)	136,794	(529,372)	902,244	(49,106)
(579,492)	(201,896)	(938,673)	(1,239,534)	(87,491)

(761,681)	(56,037)	(1,440,144)	(294,268)	(108,463)

431,819	275,165	225,444	371,582	61,995
(103,275)	(42,777)	(265,474)	(593,269)	(64,302)
(13,687)	(4,972)	(21,786)	(12,090)	249
1,014,875	342,566	361,663	(1,236,835)	930,578

1,329,732	569,982	299,847	(1,470,612)	928,520

568,051	513,945	(1,140,297)	(1,764,880)	820,057

800,870	286,925	3,188,630	4,953,510	—

$1,368,921	$800,870	$2,048,333	$3,188,630	$820,057

31

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Franklin Templeton Founding Allocation Trust Series 1	Frontier Capital Appreciation Trust
	Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$4,848	—	—

Net investment income (loss)	4,848	—	—

Realized gains (losses) on investments:
Capital gain distributions	—	19,255	29,760
Net realized gains (losses)	(407)	(46,524)	2,511

Realized gains (losses)	(407)	(27,269)	32,271
Unrealized appreciation (depreciation) during the period	(25,337)	(279,862)	(16,153)

Net increase (decrease) in assets from operations	(20,896)	(307,131)	16,118

Changes from principal transactions:
Transfer of net premiums	—	142,939	67,390
Transfer on terminations	(1,328)	(40,609)	(18,582)
Transfer on policy loans	—	—	—
Net interfund transfers	158,336	152,803	446,250

Net increase (decrease) in assets from principal transactions	157,008	255,133	495,058

Total increase (decrease) in assets	136,112	(51,998)	511,176

Assets, beginning of period	—	521,298	10,122

Assets, end of period	$136,112	$469,300	$521,298

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

32

Sub-Account
Fundamental Value Trust Series 0		Fundamental Value Trust Series 1		Global Allocation Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$49,383	$40,272	$320,033	$254,539	$129,899	$84,803

49,383	40,272	320,033	254,539	129,899	84,803

36,226	85,541	154,114	640,185	3,422	114,686
(71,797)	42,158	(146,067)	370,072	(110,156)	(215)

(35,571)	127,699	8,047	1,010,257	(106,734)	114,471
(1,944,981)	(122,515)	(7,445,379)	(642,351)	(785,358)	(161,836)

(1,931,169)	45,456	(7,117,299)	622,445	(762,193)	37,438

1,106,707	482,052	1,096,754	1,172,295	432,425	98,196
(473,638)	(190,360)	(1,493,591)	(1,160,032)	(192,946)	(65,442)
(1,927)	—	(93,683)	(54,292)	(1,973)	—
2,610,923	1,069,449	21,426,149	(41,098)	778,636	1,397,460

3,242,065	1,361,141	20,935,629	(83,127)	1,016,142	1,430,214

1,310,896	1,406,597	13,818,330	539,318	253,949	1,467,652

2,869,319	1,462,722	15,533,588	14,994,270	1,589,323	121,671

$4,180,215	$2,869,319	$29,351,918	$15,533,588	$1,843,272	$1,589,323

33

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Global Allocation Trust Series 1		Global Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$120,181	$386,461	$18,868	$116,183

Net investment income (loss)	120,181	386,461	18,868	116,183

Realized gains (losses) on investments:
Capital gain distributions	10,850	602,201	—	—
Net realized gains (losses)	(378,621)	50,951	(35,466)	4,957

Realized gains (losses)	(367,771)	653,152	(35,466)	4,957
Unrealized appreciation (depreciation) during the period	(946,189)	(775,095)	(330,269)	44,019

Net increase (decrease) in assets from operations	(1,193,779)	264,518	(346,867)	165,159

Changes from principal transactions:
Transfer of net premiums	152,223	476,837	1,031,040	429,114
Transfer on terminations	(218,692)	(166,213)	(429,966)	(107,028)
Transfer on policy loans	18,344	(2,723)	(51,878)	(2,788)
Net interfund transfers	(3,107,210)	198,650	2,798,470	1,431,758

Net increase (decrease) in assets from principal transactions	(3,155,335)	506,551	3,347,666	1,751,056

Total increase (decrease) in assets	(4,349,114)	771,069	3,000,799	1,916,215

Assets, beginning of period	6,011,840	5,240,771	2,264,010	347,795

Assets, end of period	$1,662,726	$6,011,840	$5,264,809	$2,264,010

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

34

Sub-Account
Global Bond Trust Series 1		Global Real Estate Trust Series 0	Global Real Estate Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08 (n)

$59,920	$534,781	$9,033	$2,644

59,920	534,781	9,033	2,644

—	—	—	—
73,319	1,834	(9,771)	(467)

73,319	1,834	(9,771)	(467)
(638,113)	114,085	(41,249)	(15,577)

(504,874)	650,700	(41,987)	(13,400)

561,032	554,666	16,459	1,314
(1,317,988)	(658,757)	(31,746)	(2,387)
(67,011)	(55,974)	—	—
418,256	1,898,375	215,375	58,999

(405,711)	1,738,310	200,088	57,926

(910,585)	2,389,010	158,101	44,526

8,456,390	6,067,380	—	—

$7,545,805	$8,456,390	$158,101	$44,526

35

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Global Trust Series 0		Global Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$39,002	$18,387	$216,578	$353,471

Net investment income (loss)	39,002	18,387	216,578	353,471

Realized gains (losses) on investments:
Capital gain distributions	—	90,659	—	835,309
Net realized gains (losses)	(245,439)	8,145	384,100	829,026

Realized gains (losses)	(245,439)	98,804	384,100	1,664,335
Unrealized appreciation (depreciation) during the period	(541,794)	(166,756)	(6,134,845)	(1,813,863)

Net increase (decrease) in assets from operations	(748,231)	(49,565)	(5,534,167)	203,943

Changes from principal transactions:
Transfer of net premiums	330,601	596,606	560,773	678,780
Transfer on terminations	(374,738)	(54,472)	(1,552,673)	(1,246,315)
Transfer on policy loans	(19,675)	(3,452)	12,952	(33,196)
Net interfund transfers	479,886	1,022,249	(447,063)	(309,074)

Net increase (decrease) in assets from principal transactions	416,074	1,560,931	(1,426,011)	(909,805)

Total increase (decrease) in assets	(332,157)	1,511,366	(6,960,178)	(705,862)

Assets, beginning of period	1,744,368	233,002	14,819,721	15,525,583

Assets, end of period	$1,412,211	$1,744,368	$7,859,543	$14,819,721

(ac)	Terminated as an investment option and funds transferred to Optimized All Cap Trust on April 28, 2008.

See accompanying notes.

36

Sub-Account
Growth & Income Trust Series 0		Health Sciences Trust Series 0		Health Sciences Trust Series 1
Year Ended Dec. 31/08 (ac)	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$21,580	$48,976	—	—	—	—

21,580	48,976	—	—	—	—

—	256,191	39,537	225,244	157,496	1,322,229
(592,498)	36,947	(184,152)	24,747	(2,474,000)	132,164

(592,498)	293,138	(144,615)	249,991	(2,316,504)	1,454,393
268,022	(320,619)	(674,834)	(84,314)	(1,160,922)	(515,362)

(302,896)	21,495	(819,449)	165,677	(3,477,426)	939,031

276,110	645,075	541,050	354,521	377,006	419,570
(172,423)	(259,612)	(226,927)	(91,115)	(533,465)	(597,024)
(24,468)	(21,897)	(19,371)	(7,188)	(70,263)	(12,045)
(3,492,607)	2,215,045	1,134,739	610,946	771,120	1,558,253

(3,413,388)	2,578,611	1,429,491	867,164	544,398	1,368,754

(3,716,284)	2,600,106	610,042	1,032,841	(2,933,028)	2,307,785

3,716,284	1,116,178	1,671,128	638,287	8,152,233	5,844,448

—	$3,716,284	$2,281,170	$1,671,128	$5,219,205	$8,152,233

37

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	High Yield Trust Series 0		High Yield Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$155,490	$89,864	$1,059,726	$1,679,840

Net investment income (loss)	155,490	89,864	1,059,726	1,679,840

Realized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Net realized gains (losses)	(94,189)	(2,570)	(381,598)	152,766

Realized gains (losses)	(94,189)	(2,570)	(381,598)	152,766
Unrealized appreciation (depreciation) during the period	(561,284)	(89,231)	(4,008,067)	(1,605,107)

Net increase (decrease) in assets from operations	(499,983)	(1,937)	(3,329,939)	227,499

Changes from principal transactions:
Transfer of net premiums	404,942	249,019	811,508	884,871
Transfer on terminations	(187,642)	(73,447)	(1,190,606)	(1,383,069)
Transfer on policy loans	(2,427)	(1,998)	(6,752)	(8,461)
Net interfund transfers	931,745	567,918	558,125	(3,647,767)

Net increase (decrease) in assets from principal transactions	1,146,618	741,492	172,275	(4,154,426)

Total increase (decrease) in assets	646,635	739,555	(3,157,664)	(3,926,927)

Assets, beginning of period	961,063	221,508	12,054,256	15,981,183

Assets, end of period	$1,607,698	$961,063	$8,896,592	$12,054,256

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

38

Sub-Account
Income & Value Trust Series 0		Income & Value Trust Series 1		Index Allocation Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (n)

$17,303	$12,155	$819,927	$1,372,479	$5,078

17,303	12,155	819,927	1,372,479	5,078

11,791	37,951	580,343	2,359,520	—
(71,563)	621	(332,592)	836,265	(4,425)

(59,772)	38,572	247,751	3,195,785	(4,425)
(162,794)	(64,835)	(10,164,301)	(4,095,384)	(38,985)

(205,263)	(14,108)	(9,096,623)	472,880	(38,332)

137,159	75,501	1,931,791	2,427,444	85,766
(56,028)	(26,250)	(3,444,309)	(4,743,428)	(8,044)
(481)	—	(103,019)	(261,625)	—
(6,353)	481,462	(1,122,428)	(1,670,229)	274,905

74,297	530,713	(2,737,965)	(4,247,838)	352,627

(130,966)	516,605	(11,834,588)	(3,774,958)	314,295

549,317	32,712	31,968,921	35,743,879	—

$418,351	$549,317	$20,134,333	$31,968,921	$314,295

39

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Index Allocation Trust Series 1	International Core Trust Series 0
	Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$88	$205,715	$48,270

Net investment income (loss)	88	205,715	48,270

Realized gains (losses) on investments:
Capital gain distributions	—	40,561	286,706
Net realized gains (losses)	(28)	(147,541)	42,731

Realized gains (losses)	(28)	(106,980)	329,437
Unrealized appreciation (depreciation) during the period	(1,207)	(1,618,174)	(229,966)

Net increase (decrease) in assets from operations	(1,147)	(1,519,439)	147,741

Changes from principal transactions:
Transfer of net premiums	170	1,158,153	408,238
Transfer on terminations	(93)	(338,063)	(140,348)
Transfer on policy loans	—	(11,499)	(5,530)
Net interfund transfers	6,416	923,698	1,665,772

Net increase (decrease) in assets from principal transactions	6,493	1,732,289	1,928,132

Total increase (decrease) in assets	5,346	212,850	2,075,873

Assets, beginning of period	—	2,735,485	659,612

Assets, end of period	$5,346	$2,948,335	$2,735,485

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

40

Sub-Account
International Core Trust Series 1		International Equity Index Trust A Series 1		International Equity Index Trust B Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$1,173,706	$642,297	$197,710	$369,805	$191,159	$153,706

1,173,706	642,297	197,710	369,805	191,159	153,706

315,867	3,776,141	78,700	449,357	53,387	215,570
644,771	2,779,577	113,126	424,967	(532,941)	52,496

960,638	6,555,718	191,826	874,324	(479,554)	268,066
(12,714,386)	(4,023,761)	(5,588,887)	86,366	(3,249,895)	(122,460)

(10,580,042)	3,174,254	(5,199,351)	1,330,495	(3,538,290)	299,312

1,335,072	1,554,153	716,406	755,925	1,663,139	901,391
(2,296,108)	(3,206,079)	(629,645)	(530,812)	(517,004)	(158,276)
(156,240)	(46,576)	(35,393)	(16,360)	(117,238)	(21,960)
(551,201)	(809,638)	1,117,870	804,787	1,943,629	3,736,787

(1,668,477)	(2,508,140)	1,169,238	1,013,540	2,972,526	4,457,942

(12,248,519)	666,114	(4,030,113)	2,344,035	(565,764)	4,757,254

28,576,915	27,910,801	10,033,176	7,689,141	5,487,278	730,024

$16,328,396	$28,576,915	$6,003,063	$10,033,176	$4,921,514	$5,487,278

41

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	International Opportunities Trust Series 0		International Opportunities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$37,221	$23,943	$46,086	$72,270

Net investment income (loss)	37,221	23,943	46,086	72,270

Realized gains (losses) on investments:
Capital gain distributions	93,010	264,721	217,008	846,471
Net realized gains (losses)	(278,634)	20,356	(1,613,057)	412,717

Realized gains (losses)	(185,624)	285,077	(1,396,049)	1,259,188
Unrealized appreciation (depreciation) during the period	(1,466,771)	(99,657)	(992,448)	(831,861)

Net increase (decrease) in assets from operations	(1,615,174)	209,363	(2,342,411)	499,597

Changes from principal transactions:
Transfer of net premiums	621,572	498,874	328,312	210,359
Transfer on terminations	(353,134)	(110,505)	(273,662)	(171,646)
Transfer on policy loans	(7,414)	(743)	(169)	(3,035)
Net interfund transfers	950,923	1,378,052	(2,279,797)	2,413,349

Net increase (decrease) in assets from principal transactions	1,211,947	1,765,678	(2,225,316)	2,449,027

Total increase (decrease) in assets	(403,227)	1,975,041	(4,567,727)	2,948,624

Assets, beginning of period	2,286,484	311,443	6,681,311	3,732,687

Assets, end of period	$1,883,257	$2,286,484	$2,113,584	$6,681,311

See accompanying notes.

42

Sub-Account
International Small Cap Trust Series 0		International Small Cap Trust Series 1		International Value Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$94,702	$53,876	$290,665	$466,646	$206,549	$125,014

94,702	53,876	290,665	466,646	206,549	125,014

35,634	464,256	172,802	4,743,134	147,106	398,467
(410,548)	9,903	(1,761,439)	1,837,428	(523,730)	43,206

(374,914)	474,159	(1,588,637)	6,580,562	(376,624)	441,673
(1,685,171)	(557,890)	(5,505,455)	(5,208,835)	(2,305,469)	(410,284)

(1,965,383)	(29,855)	(6,803,427)	1,838,373	(2,475,544)	156,403

888,798	473,498	713,993	1,172,486	1,092,964	716,917
(296,145)	(132,075)	(1,192,894)	(1,467,013)	(521,741)	(299,008)
(33,744)	(6,488)	(36,243)	(63,085)	(35,683)	(3,186)
882,032	1,979,443	(592,208)	(413,535)	1,842,388	2,502,655

1,440,941	2,314,378	(1,107,352)	(771,147)	2,377,928	2,917,378

(524,442)	2,284,523	(7,910,779)	1,067,226	(97,616)	3,073,781

2,586,848	302,325	13,989,318	12,922,092	4,143,934	1,070,153

$2,062,406	$2,586,848	$6,078,539	$13,989,318	$4,046,318	$4,143,934

43

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	International Value Trust Series 1		Investment Quality Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$1,009,363	$1,656,852	$129,245	$48,230

Net investment income (loss)	1,009,363	1,656,852	129,245	48,230

Realized gains (losses) on investments:
Capital gain distributions	966,799	6,048,453	—	—
Net realized gains (losses)	(328,918)	2,311,583	(22,208)	(1,640)

Realized gains (losses)	637,881	8,360,036	(22,208)	(1,640)
Unrealized appreciation (depreciation) during the period	(17,019,925)	(6,679,249)	(138,302)	(15,844)

Net increase (decrease) in assets from operations	(15,372,681)	3,337,639	(31,265)	30,746

Changes from principal transactions:
Transfer of net premiums	1,640,226	2,191,322	396,625	149,192
Transfer on terminations	(3,638,010)	(3,345,617)	(199,077)	(44,807)
Transfer on policy loans	(145,953)	(203,967)	(2,414)	—
Net interfund transfers	(2,009,835)	(3,101,829)	970,902	649,129

Net increase (decrease) in assets from principal transactions	(4,153,572)	(4,460,091)	1,166,036	753,514

Total increase (decrease) in assets	(19,526,253)	(1,122,452)	1,134,771	784,260

Assets, beginning of period	38,827,351	39,949,803	894,483	110,223

Assets, end of period	$19,301,098	$38,827,351	$2,029,254	$894,483

See accompanying notes.

44

Sub-Account
Investment Quality Bond Trust Series 1		Large Cap Trust Series 0		Large Cap Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$1,188,088	$1,767,466	$19,599	$7,672	$249,475	$132,076

1,188,088	1,767,466	19,599	7,672	249,475	132,076

—	—	—	52,771	—	1,038,068
(297,834)	(17,899)	(41,639)	3,678	(512,366)	(36,030)

(297,834)	(17,899)	(41,639)	56,449	(512,366)	1,002,038
(1,192,665)	(568,776)	(468,994)	(96,871)	(7,980,356)	(2,344,656)

(302,411)	1,180,791	(491,034)	(32,750)	(8,243,247)	(1,210,542)

942,922	1,754,292	224,719	139,896	1,170,536	887,413
(2,626,879)	(2,245,423)	(166,981)	(20,240)	(1,931,088)	(1,859,590)
106,012	(99,773)	2,124	(288)	(25,786)	(5,675)
(886,084)	(500,514)	403,480	686,970	(537,016)	23,522,894

(2,464,029)	(1,091,418)	463,342	806,338	(1,323,354)	22,545,042

(2,766,440)	89,373	(27,692)	773,588	(9,566,601)	21,334,500

19,795,158	19,705,785	962,931	189,343	21,878,540	544,040

$17,028,718	$19,795,158	$935,239	$962,931	$12,311,939	$21,878,540

45

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Large Cap Value Trust Series 0		Large Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$103,647	$34,760	$150,205	$106,622

Net investment income (loss)	103,647	34,760	150,205	106,622

Realized gains (losses) on investments:
Capital gain distributions	—	189,942	—	658,000
Net realized gains (losses)	(244,419)	52,080	(426,357)	229,178

Realized gains (losses)	(244,419)	242,022	(426,357)	887,178
Unrealized appreciation (depreciation) during the period	(2,068,830)	(281,728)	(3,800,177)	(658,647)

Net increase (decrease) in assets from operations	(2,209,602)	(4,946)	(4,076,329)	335,153

Changes from principal transactions:
Transfer of net premiums	1,454,305	964,644	992,636	1,398,787
Transfer on terminations	(574,849)	(240,791)	(1,153,179)	(982,909)
Transfer on policy loans	(3,066)	(11,972)	(47,766)	(89,179)
Net interfund transfers	2,176,947	3,133,560	8,802	2,641,414

Net increase (decrease) in assets from principal transactions	3,053,337	3,845,441	(199,507)	2,968,113

Total increase (decrease) in assets	843,735	3,840,495	(4,275,836)	3,303,266

Assets, beginning of period	4,389,271	548,776	11,533,344	8,230,078

Assets, end of period	$5,233,006	$4,389,271	$7,257,508	$11,533,344

See accompanying notes.

46

Sub-Account
Lifestyle Aggressive Trust Series 0		Lifestyle Aggressive Trust Series 1		Lifestyle Balanced Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$754,112	$1,560,866	$398,513	$2,342,068	$2,868,000	$2,360,435

754,112	1,560,866	398,513	2,342,068	2,868,000	2,360,435

3,274,870	350,291	2,599,998	586,273	2,271,143	75,896
(2,148,482)	204,755	(908,718)	515,482	(686,453)	420,212

1,126,388	555,046	1,691,280	1,101,755	1,584,690	496,108
(17,179,304)	(1,105,402)	(13,115,675)	(1,418,513)	(28,070,861)	(1,443,117)

(15,298,804)	1,010,510	(11,025,882)	2,025,310	(23,618,171)	1,413,426

10,359,223	7,171,598	2,509,060	3,240,646	15,222,622	8,330,737
(6,087,013)	(3,153,767)	(2,342,193)	(3,482,822)	(7,734,145)	(2,789,078)
(222,183)	41,276	(326,131)	(47,968)	(553,374)	(515,531)
13,566,105	12,845,466	1,223,682	520,977	35,895,597	26,958,204

17,616,132	16,904,573	1,064,418	230,833	42,830,700	31,984,332

2,317,328	17,915,083	(9,961,464)	2,256,143	19,212,529	33,397,758

27,229,364	9,314,281	25,384,726	23,128,583	47,697,845	14,300,087

$29,546,692	$27,229,364	$15,423,262	$25,384,726	$66,910,374	$47,697,845

47

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Lifestyle Balanced Trust Series 1		Lifestyle Conservative Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$2,265,264	$5,589,797	$267,415	$149,949

Net investment income (loss)	2,265,264	5,589,797	267,415	149,949

Realized gains (losses) on investments:
Capital gain distributions	2,897,401	125,307	58,461	5,614
Net realized gains (losses)	402,184	1,790,919	(53,778)	28,664

Realized gains (losses)	3,299,585	1,916,226	4,683	34,278
Unrealized appreciation (depreciation) during the period	(29,734,446)	(3,008,389)	(1,043,035)	(99,035)

Net increase (decrease) in assets from operations	(24,169,597)	4,497,634	(770,937)	85,192

Changes from principal transactions:
Transfer of net premiums	6,012,794	6,894,368	741,316	451,381
Transfer on terminations	(5,820,459)	(7,404,984)	(435,999)	(160,838)
Transfer on policy loans	(572,960)	(737,138)	(50,158)	—
Net interfund transfers	1,397,360	7,864,939	4,040,223	620,709

Net increase (decrease) in assets from principal transactions	1,016,735	6,617,185	4,295,382	911,252

Total increase (decrease) in assets	(23,152,862)	11,114,819	3,524,445	996,444

Assets, beginning of period	76,629,316	65,514,497	2,371,123	1,374,679

Assets, end of period	$53,476,454	$76,629,316	$5,895,568	$2,371,123

See accompanying notes.

48

Sub-Account
Lifestyle Conservative Trust Series 1		Lifestyle Growth Trust Series 0		Lifestyle Growth Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$369,472	$587,671	$4,554,761	$5,777,178	$2,513,416	$8,387,879

369,472	587,671	4,554,761	5,777,178	2,513,416	8,387,879

151,276	18,790	6,659,068	339,272	5,297,561	541,431
(69,110)	59,912	(1,761,359)	703,199	191,966	1,691,912

82,166	78,702	4,897,709	1,042,471	5,489,527	2,233,343
(1,697,672)	(275,697)	(70,037,961)	(3,194,853)	(49,938,034)	(2,941,947)

(1,246,034)	390,676	(60,585,491)	3,624,796	(41,935,091)	7,679,275

367,113	445,083	41,445,735	23,765,227	10,653,776	10,316,980
(868,763)	(828,244)	(16,877,209)	(7,503,056)	(9,702,899)	(11,410,810)
14,225	(97,219)	(756,041)	(837,620)	(638,746)	(445,875)
1,559,817	900,176	50,523,884	60,881,033	598,237	7,999,767

1,072,392	419,796	74,336,369	76,305,584	910,368	6,460,062

(173,642)	810,472	13,750,878	79,930,380	(41,024,723)	14,139,337

7,739,240	6,928,768	115,560,317	35,629,937	111,895,709	97,756,372

$7,565,598	$7,739,240	$129,311,195	$115,560,317	$70,870,986	$111,895,709

49

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Lifestyle Moderate Trust Series 0		Lifestyle Moderate Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$575,886	$256,715	$482,366	$1,083,014

Net investment income (loss)	575,886	256,715	482,366	1,083,014

Realized gains (losses) on investments:
Capital gain distributions	156,222	7,057	284,394	18,853
Net realized gains (losses)	(444,167)	54,134	(240,584)	212,655

Realized gains (losses)	(287,945)	61,191	43,810	231,508
Unrealized appreciation (depreciation) during the period	(2,987,020)	(175,711)	(3,764,775)	(595,438)

Net increase (decrease) in assets from operations	(2,699,079)	142,195	(3,238,599)	719,084

Changes from principal transactions:
Transfer of net premiums	2,289,588	704,335	871,389	1,277,745
Transfer on terminations	(959,472)	(269,131)	(916,260)	(1,332,442)
Transfer on policy loans	(4,569)	6,559	(427,899)	(118,581)
Net interfund transfers	7,690,957	3,376,010	(797,815)	93,092

Net increase (decrease) in assets from principal transactions	9,016,504	3,817,773	(1,270,585)	(80,186)

Total increase (decrease) in assets	6,317,425	3,959,968	(4,509,184)	638,898

Assets, beginning of period	5,582,305	1,622,337	14,329,767	13,690,869

Assets, end of period	$11,899,730	$5,582,305	$9,820,583	$14,329,767

(q)	Terminated as an investment option and funds transferred to Lifestyle Balanced Trust on November 10, 2008.

See accompanying notes.

50

Sub-Account
Managed Trust Series 0		Mid Cap Index Trust Series 0		Mid Cap Index Trust Series 1
Year Ended Dec. 31/08 (q)	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$9,849	$82,572	$42,405	$35,846	$114,780	$174,923

9,849	82,572	42,405	35,846	114,780	174,923

10,299	32,284	87,644	367,760	279,556	1,659,938
(554,527)	18,561	(201,324)	38,650	(377,169)	618,483

(544,228)	50,845	(113,680)	406,410	(97,613)	2,278,421
90,348	(105,169)	(1,543,813)	(393,324)	(5,336,112)	(1,548,827)

(444,031)	28,248	(1,615,088)	48,932	(5,318,945)	904,517

279,597	361,451	1,111,797	768,323	876,238	1,090,750
(166,670)	(134,259)	(377,478)	(168,465)	(1,343,619)	(1,152,348)
(43,942)	(24,534)	(24,832)	(14,719)	(4,619)	(57,862)
(1,273,366)	467,206	987,773	1,793,017	1,762,028	(751,002)

(1,204,381)	669,864	1,697,260	2,378,156	1,290,028	(870,462)

(1,648,412)	698,112	82,172	2,427,088	(4,028,917)	34,055

1,648,412	950,300	3,130,123	703,035	12,756,543	12,722,488

—	$1,648,412	$3,212,295	$3,130,123	$8,727,626	$12,756,543

51

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Mid Cap Intersection Trust Series 0		Mid Cap Intersection Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (h)	Year Ended Dec. 31/08 (a)
Income:
Dividend income distribution	$270	$2	—

Net investment income (loss)	270	2	—

Realized gains (losses) on investments:
Capital gain distributions	—	—	—
Net realized gains (losses)	(4,076)	(11)	(22,692)

Realized gains (losses)	(4,076)	(11)	(22,692)
Unrealized appreciation (depreciation) during the period	(40,285)	(674)	—

Net increase (decrease) in assets from operations	(44,091)	(683)	(22,692)

Changes from principal transactions:
Transfer of net premiums	31,120	15	—
Transfer on terminations	(8,953)	(547)	(303)
Transfer on policy loans	(2,367)	—	—
Net interfund transfers	144,532	15,173	22,995

Net increase (decrease) in assets from principal transactions	164,332	14,641	22,692

Total increase (decrease) in assets	120,241	13,958	—

Assets, beginning of period	13,958	—	—

Assets, end of period	$134,199	$13,958	—

(h)	Reflects the period from commencement of operations on April 30, 2007 through December 31, 2007.
(a)	Fund available in prior year but no activity.

See accompanying notes.

52

Sub-Account
Mid Cap Stock Trust Series 0		Mid Cap Stock Trust Series 1		Mid Cap Value Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

—	$133	—	—	$62,709	$23,421

—	133	—	—	62,709	23,421

110,190	636,087	635,923	6,313,944	113,810	581,529
(291,608)	32,037	383,462	1,627,866	(219,757)	1,845

(181,418)	668,124	1,019,385	7,941,810	(105,947)	583,374
(2,499,063)	(242,466)	(14,457,105)	(2,936,149)	(1,322,102)	(725,903)

(2,680,481)	425,791	(13,437,720)	5,005,661	(1,365,340)	(119,108)

1,076,142	484,049	1,777,607	1,696,656	649,171	740,163
(544,220)	(213,988)	(3,539,697)	(2,481,038)	(284,643)	(153,009)
(30,059)	(20,289)	(144,495)	(270,900)	(15,420)	(13,063)
2,771,967	1,930,988	6,029,007	1,927,703	718,316	1,677,692

3,273,830	2,180,760	4,122,422	872,421	1,067,424	2,251,783

593,349	2,606,551	(9,315,298)	5,878,082	(297,916)	2,132,675

3,721,080	1,114,529	27,378,695	21,500,613	2,735,641	602,966

$4,314,429	$3,721,080	$18,063,397	$27,378,695	$2,437,725	$2,735,641

53

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Mid Cap Value Trust Series 1		Mid Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$261,368	$300,713	$21,948	$13,086

Net investment income (loss)	261,368	300,713	21,948	13,086

Realized gains (losses) on investments:
Capital gain distributions	665,373	7,566,880	30,443	93,426
Net realized gains (losses)	(4,306,877)	272,821	(102,125)	(14,783)

Realized gains (losses)	(3,641,504)	7,839,701	(71,682)	78,643
Unrealized appreciation (depreciation) during the period	(3,789,100)	(7,700,604)	(616,386)	(121,053)

Net increase (decrease) in assets from operations	(7,169,236)	439,810	(666,120)	(29,324)

Changes from principal transactions:
Transfer of net premiums	1,017,080	1,722,472	259,704	244,557
Transfer on terminations	(2,082,675)	(2,098,020)	(118,213)	(32,859)
Transfer on policy loans	(92,721)	(44,574)	3,083	(36)
Net interfund transfers	(5,526,697)	(372,925)	1,179,182	532,957

Net increase (decrease) in assets from principal transactions	(6,685,013)	(793,047)	1,323,756	744,619

Total increase (decrease) in assets	(13,854,249)	(353,237)	657,636	715,295

Assets, beginning of period	23,788,217	24,141,454	804,502	89,207

Assets, end of period	$9,933,968	$23,788,217	$1,462,138	$804,502

See accompanying notes.

54

Sub-Account
Money Market Trust B Series 0		Money Market Trust Series 1		Natural Resources Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$1,023,231	$1,085,503	$1,604,125	$3,493,376	$53,530	$33,314

1,023,231	1,085,503	1,604,125	3,493,376	53,530	33,314

—	—	—	—	171,070	1,359,670
—	—	—	—	(1,019,209)	82,855

—	—	—	—	(848,139)	1,442,525
—	—	—	—	(3,727,300)	(643,513)

1,023,231	1,085,503	1,604,125	3,493,376	(4,521,909)	832,326

254,200,302	229,183,752	8,174,058	16,257,293	1,951,207	757,632
(9,712,480)	(5,364,887)	(20,544,490)	(17,195,345)	(809,801)	(213,859)
(427,448)	(272,717)	(385,362)	(219,034)	(100,084)	(14,347)
(207,318,480)	(201,467,732)	22,396,092	(2,366,766)	4,029,450	2,440,759

36,741,894	22,078,416	9,640,298	(3,523,852)	5,070,772	2,970,185

37,765,125	23,163,919	11,244,423	(30,476)	548,863	3,802,511

37,963,831	14,799,912	81,593,898	81,624,374	4,644,832	842,321

$75,728,956	$37,963,831	$92,838,321	$81,593,898	$5,193,695	$4,644,832

55

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Natural Resources Trust Series 1		Optimized All Cap Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (aa)	Year Ended Dec. 31/07
Income:
Dividend income distribution	$83,572	$196,328	$43,555	$4,428

Net investment income (loss)	83,572	196,328	43,555	4,428

Realized gains (losses) on investments:
Capital gain distributions	542,526	7,009,094	—	37,922
Net realized gains (losses)	(2,066,251)	875,442	(113,236)	2,016

Realized gains (losses)	(1,523,725)	7,884,536	(113,236)	39,938
Unrealized appreciation (depreciation) during the period	(5,756,810)	(2,475,207)	(1,965,951)	(48,087)

Net increase (decrease) in assets from operations	(7,196,963)	5,605,657	(2,035,632)	(3,721)

Changes from principal transactions:
Transfer of net premiums	786,598	827,458	705,910	43,946
Transfer on terminations	(1,532,358)	(987,318)	(374,961)	(13,771)
Transfer on policy loans	(45,756)	(174,541)	(18,232)	(2,877)
Net interfund transfers	(4,548,044)	3,502,823	4,831,664	309,409

Net increase (decrease) in assets from principal transactions	(5,339,560)	3,168,422	5,144,381	336,707

Total increase (decrease) in assets	(12,536,523)	8,774,079	3,108,749	332,986

Assets, beginning of period	20,147,455	11,373,376	355,207	22,221

Assets, end of period	$7,610,932	$20,147,455	$3,463,956	$355,207

(aa)	Fund renamed on April 28, 2008. Previously known as Quantitative All Cap Trust.
(ab)	Fund renamed on April 28, 2008. Previously known as Quantitative Value Trust.

See accompanying notes.

56

Sub-Account
Optimized All Cap Trust Series 1		Optimized Value Trust Series 0		Optimized Value Trust Series 1
Year Ended Dec. 31/08 (aa)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (ab)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (ab)	Year Ended Dec. 31/07

$5,502	$9,154	$3,163	$1,992	$7,685	$11,018

5,502	9,154	3,163	1,992	7,685	11,018

—	101,270	—	8,696	—	53,637
(52,209)	11,067	(19,798)	2,611	(34,256)	2,736

(52,209)	112,337	(19,798)	11,307	(34,256)	56,373
(282,106)	(99,573)	(37,508)	(20,389)	(138,105)	(92,252)

(328,813)	21,918	(54,143)	(7,090)	(164,676)	(24,861)

71,105	120,056	52,535	17,164	19,942	37,857
(23,157)	(113,520)	(10,160)	(8,984)	(36,667)	(28,881)
95	228	—	—	(3,694)	—
(47,766)	111,800	8,565	52,166	(66,764)	(112,763)

277	118,564	50,940	60,346	(87,183)	(103,787)

(328,536)	140,482	(3,203)	53,256	(251,859)	(128,648)

761,997	621,515	91,988	38,732	460,514	589,162

$433,461	$761,997	$88,785	$91,988	$208,655	$460,514

57

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Overseas Equity Trust Series 0		Pacific Rim Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$46,905	$14,038	$41,902	$29,814

Net investment income (loss)	46,905	14,038	41,902	29,814

Realized gains (losses) on investments:
Capital gain distributions	61,240	77,006	43,028	417,845
Net realized gains (losses)	(285,464)	35,071	(422,365)	37,356

Realized gains (losses)	(224,224)	112,077	(379,337)	455,201
Unrealized appreciation (depreciation) during the period	(749,425)	(70,899)	(714,228)	(390,932)

Net increase (decrease) in assets from operations	(926,744)	55,216	(1,051,663)	94,083

Changes from principal transactions:
Transfer of net premiums	486,820	202,717	680,670	475,922
Transfer on terminations	(163,062)	(39,400)	(238,934)	(154,434)
Transfer on policy loans	14,498	—	(16,193)	(3,423)
Net interfund transfers	1,341,114	388,098	492,893	885,044

Net increase (decrease) in assets from principal transactions	1,679,370	551,415	918,436	1,203,109

Total increase (decrease) in assets	752,626	606,631	(133,227)	1,297,192

Assets, beginning of period	859,551	252,920	1,924,722	627,530

Assets, end of period	$1,612,177	$859,551	$1,791,495	$1,924,722

(o)	Terminated as an investment option and funds transferred to Mid Cap Index Trust on April 28, 2008.

See accompanying notes.

58

Sub-Account
Pacific Rim Trust Series 1		Quantitative Mid Cap Trust Series 0		Quantitative Mid Cap Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (o)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (o)	Year Ended Dec. 31/07

$166,254	$250,556	$69	$428	$834	$7,638

166,254	250,556	69	428	834	7,638

250,227	3,464,415	136	13,351	2,012	356,386
(939,054)	1,570,469	(18,088)	5,453	(355,080)	(469,601)

(688,827)	5,034,884	(17,952)	18,804	(353,068)	(113,215)
(4,330,853)	(4,058,552)	17,862	(17,611)	313,926	100,839

(4,853,426)	1,226,888	(21)	1,621	(38,308)	(4,738)

658,015	783,753	26,670	22,800	16,164	143,312
(859,590)	(1,432,940)	(7,318)	(6,010)	(54,100)	(196,305)
(83,369)	(47,909)	—	—	(208)	(18,602)
682,125	(1,044,074)	(100,047)	(82,476)	(1,556,548)	(488,505)

397,181	(1,741,170)	(80,695)	(65,686)	(1,594,692)	(560,100)

(4,456,245)	(514,282)	(80,716)	(64,065)	(1,633,000)	(564,838)

12,583,017	13,097,299	80,716	144,781	1,633,000	2,197,838

$8,126,772	$12,583,017	—	$80,716	—	$1,633,000

59

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Real Estate Securities Trust Series 0		Real Estate Securities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$162,050	$86,308	$1,079,811	$1,280,686

Net investment income (loss)	162,050	86,308	1,079,811	1,280,686

Realized gains (losses) on investments:
Capital gain distributions	55,946	1,615,796	493,662	24,247,003
Net realized gains (losses)	(1,562,693)	(249,586)	(4,981,654)	1,927,470

Realized gains (losses)	(1,506,747)	1,366,210	(4,487,992)	26,174,473
Unrealized appreciation (depreciation) during the period	(863,670)	(2,141,138)	(10,348,415)	(34,719,793)

Net increase (decrease) in assets from operations	(2,208,367)	(688,620)	(13,756,596)	(7,264,634)

Changes from principal transactions:
Transfer of net premiums	1,253,667	1,102,924	1,576,121	2,174,087
Transfer on terminations	(491,074)	(286,489)	(4,464,650)	(6,511,863)
Transfer on policy loans	(45,909)	(28,366)	98,800	(619,240)
Net interfund transfers	1,404,313	2,125,814	(1,229,059)	(5,285,073)

Net increase (decrease) in assets from principal transactions	2,120,997	2,913,883	(4,018,788)	(10,242,089)

Total increase (decrease) in assets	(87,370)	2,225,263	(17,775,384)	(17,506,723)

Assets, beginning of period	3,733,509	1,508,246	38,378,974	55,885,697

Assets, end of period	$3,646,139	$3,733,509	$20,603,590	$38,378,974

See accompanying notes.

60

Sub-Account
Real Return Bond Trust Series 0		Real Return Bond Trust Series 1		Science & Technology Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$6,764	$32,852	$28,306	$275,943	—	—

6,764	32,852	28,306	275,943	—	—

28,221	—	119,807	—	—	—
(78,800)	(1,311)	(95,810)	(32,138)	4,332	50,017

(50,579)	(1,311)	23,997	(32,138)	4,332	50,017
(311,279)	4,693	(618,806)	158,813	(798,770)	87,991

(355,094)	36,234	(566,503)	402,618	(794,438)	138,008

544,596	99,965	281,941	324,157	316,156	197,943
(230,728)	(24,401)	(424,137)	(317,107)	(140,605)	(63,196)
(31,158)	(608)	(23,260)	(2,740)	(27,707)	(10,211)
1,968,791	368,600	(110,130)	1,077,878	262,355	613,558

2,251,501	443,556	(275,586)	1,082,188	410,199	738,094

1,896,407	479,790	(842,089)	1,484,806	(384,239)	876,102

610,144	130,354	4,407,333	2,922,527	1,493,768	617,666

$2,506,551	$610,144	$3,565,244	$4,407,333	$1,109,529	$1,493,768

61

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Science & Technology Trust Series 1		Short-Term Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	—	—	$49,089	$18,627

Net investment income (loss)	—	—	49,089	18,627

Realized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Net realized gains (losses)	901,946	1,871,904	(20,648)	1,101

Realized gains (losses)	901,946	1,871,904	(20,648)	1,101
Unrealized appreciation (depreciation) during the period	(9,590,454)	1,494,881	(143,474)	(15,322)

Net increase (decrease) in assets from operations	(8,688,508)	3,366,785	(115,033)	4,406

Changes from principal transactions:
Transfer of net premiums	1,362,355	1,827,550	224,658	57,153
Transfer on terminations	(2,928,160)	(2,371,093)	(38,687)	(11,459)
Transfer on policy loans	188,979	(133,057)	(24,198)	—
Net interfund transfers	(3,111,384)	1,698,856	250,567	212,321

Net increase (decrease) in assets from principal transactions	(4,488,210)	1,022,256	412,340	258,015

Total increase (decrease) in assets	(13,176,718)	4,389,041	297,307	262,421

Assets, beginning of period	22,565,014	18,175,973	296,348	33,927

Assets, end of period	$9,388,296	$22,565,014	$593,655	$296,348

(ae)	Reflects the period from commencement of operations on November 10, 2008 through December 31, 2008.

See accompanying notes.

62

Sub-Account
Small Cap Growth Trust Series 0		Small Cap Growth Trust Series 1	Small Cap Index Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (ae)	Year Ended Dec. 31/08	Year Ended Dec. 31/07

—	—	—	$38,081	$31,008

—	—	—	38,081	31,008

11,290	73,889	—	23,545	223,957
(88,716)	(7,006)	(763)	(298,563)	23,625

(77,426)	66,883	(763)	(275,018)	247,582
(560,107)	(48,125)	7,661	(831,095)	(365,020)

(637,533)	18,758	6,898	(1,068,032)	(86,430)

447,019	103,600	35,942	707,313	494,308
(156,971)	(35,542)	(8,623)	(273,569)	(99,473)
(2,227)	(3,530)	(2,834)	(36,763)	(9,139)
2,366,878	708,045	799,848	509,884	1,365,260

2,654,699	772,573	824,333	906,865	1,750,956

2,017,166	791,331	831,231	(161,167)	1,664,526

828,429	37,098	—	2,392,630	728,104

$2,845,595	$828,429	$831,231	$2,231,463	$2,392,630

63

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Small Cap Index Trust Series 1		Small Cap Opportunities Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$100,120	$165,947	$15,999	$8,864

Net investment income (loss)	100,120	165,947	15,999	8,864

Realized gains (losses) on investments:
Capital gain distributions	75,728	1,277,968	14,152	28,381
Net realized gains (losses)	(197,252)	326,861	(60,320)	6,838

Realized gains (losses)	(121,524)	1,604,829	(46,168)	35,219
Unrealized appreciation (depreciation) during the period	(2,961,153)	(1,994,433)	(254,207)	(70,445)

Net increase (decrease) in assets from operations	(2,982,557)	(223,657)	(284,376)	(26,362)

Changes from principal transactions:
Transfer of net premiums	716,884	917,948	247,773	126,455
Transfer on terminations	(707,314)	(639,174)	(82,210)	(37,907)
Transfer on policy loans	(13,959)	(122,195)	(10,967)	—
Net interfund transfers	(495,847)	(573,342)	267,102	81,976

Net increase (decrease) in assets from principal transactions	(500,236)	(416,763)	421,698	170,524

Total increase (decrease) in assets	(3,482,793)	(640,420)	137,322	144,162

Assets, beginning of period	9,173,582	9,814,002	448,408	304,246

Assets, end of period	$5,690,789	$9,173,582	$585,730	$448,408

(s)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.

See accompanying notes.

64

Sub-Account
Small Cap Opportunities Trust Series 1		Small Cap Trust Series 0		Small Cap Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (s)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (s)	Year Ended Dec. 31/07

$156,075	$181,173	$82	—	$35	—

156,075	181,173	82	—	35	—

204,426	574,433	5,994	62,492	5,914	67,496
(285,706)	736,850	(328,068)	2,039	(299,161)	(22,635)

(81,280)	1,311,283	(322,074)	64,531	(293,247)	44,861
(3,435,622)	(2,273,914)	72,024	(75,682)	84,722	(79,496)

(3,360,827)	(781,458)	(249,968)	(11,151)	(208,490)	(34,635)

597,701	691,614	89,042	54,043	34,377	52,547
(580,965)	(733,016)	(46,889)	(18,694)	(18,950)	(49,460)
(26,296)	(46,869)	(317)	(608)	—	—
(437,550)	(1,087,964)	(151,915)	255,467	(181,776)	(733,718)

(447,110)	(1,176,235)	(110,079)	290,208	(166,349)	(730,631)

(3,807,937)	(1,957,693)	(360,047)	279,057	(374,839)	(765,266)

8,235,210	10,192,903	360,047	80,990	374,839	1,140,105

$4,427,273	$8,235,210	—	$360,047	—	$374,839

65

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Small Cap Value Trust Series 0		Small Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (a)
Income:
Dividend income distribution	$39,688	$15,496	$16,880	$3,824

Net investment income (loss)	39,688	15,496	16,880	3,824

Realized gains (losses) on investments:
Capital gain distributions	7,695	269,234	2,036	67,109
Net realized gains (losses)	(236,608)	(11,899)	(1,057,332)	(423)

Realized gains (losses)	(228,913)	257,335	(1,055,296)	66,686
Unrealized appreciation (depreciation) during the period	(619,562)	(403,867)	(78,378)	(82,056)

Net increase (decrease) in assets from operations	(808,787)	(131,036)	(1,116,794)	(11,546)

Changes from principal transactions:
Transfer of net premiums	841,853	462,987	120,033	10,879
Transfer on terminations	(245,860)	(104,233)	(68,622)	(4,131)
Transfer on policy loans	(22,993)	(9,211)	935	(652)
Net interfund transfers	1,028,037	1,471,487	3,721,832	725,079

Net increase (decrease) in assets from principal transactions	1,601,037	1,821,030	3,774,178	731,175

Total increase (decrease) in assets	792,250	1,689,994	2,657,384	719,629

Assets, beginning of period	2,068,955	378,961	719,629	—

Assets, end of period	$2,861,205	$2,068,955	$3,377,013	$719,629

(a)	Fund available in prior year but no activity.

See accompanying notes.

66

Sub-Account
Small Company Trust Series 0		Small Company Trust Series 1		Small Company Value Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

—	—	—	—	$37,861	$4,217

—	—	—	—	37,861	4,217

4	454	2,120	394,778	71,932	457,067
(264)	9	(839,500)	168,385	(319,803)	9,008

(260)	463	(837,380)	563,163	(247,871)	466,075
(1,345)	(698)	5,194	(650,973)	(1,254,990)	(581,872)

(1,605)	(235)	(832,186)	(87,810)	(1,465,000)	(111,580)

1,785	1,785	54,135	88,045	917,738	892,231
(465)	(397)	(158,698)	(190,048)	(385,536)	(201,827)
—	—	(13,785)	—	(27,620)	(12,134)
—	—	(551,552)	(19,943)	1,575,309	1,573,770

1,320	1,388	(669,900)	(121,946)	2,079,891	2,252,040

(285)	1,153	(1,502,086)	(209,756)	614,891	2,140,460

3,064	1,911	2,001,938	2,211,694	3,529,955	1,389,495

$2,779	$3,064	$499,852	$2,001,938	$4,144,846	$3,529,955

67

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Small Company Value Trust Series 1		Special Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/07 (j)
Income:
Dividend income distribution	$147,310	$35,795	$2,718

Net investment income (loss)	147,310	35,795	2,718

Realized gains (losses) on investments:
Capital gain distributions	387,442	3,822,437	27,648
Net realized gains (losses)	(1,169,596)	2,324,824	(33,600)

Realized gains (losses)	(782,154)	6,147,261	(5,952)
Unrealized appreciation (depreciation) during the period	(5,610,862)	(6,416,043)	(1,283)

Net increase (decrease) in assets from operations	(6,245,706)	(232,987)	(4,517)

Changes from principal transactions:
Transfer of net premiums	1,161,369	2,000,278	13,131
Transfer on terminations	(3,404,429)	(2,718,129)	(5,241)
Transfer on policy loans	(130,114)	(133,484)	(7)
Net interfund transfers	737,913	(1,219,537)	(37,502)

Net increase (decrease) in assets from principal transactions	(1,635,261)	(2,070,872)	(29,619)

Total increase (decrease) in assets	(7,880,967)	(2,303,859)	(34,136)

Assets, beginning of period	22,218,148	24,522,007	34,136

Assets, end of period	$14,337,181	$22,218,148	—

(j)	Terminated as an investment option and funds transferred to Small Cap Value Trust on November 12, 2007.

See accompanying notes.

68

Sub-Account
Special Value Trust Series 1	Strategic Bond Trust Series 0		Strategic Bond Trust Series 1
Year Ended Dec. 31/07 (j)	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$16,500	$101,219	$50,479	$697,939	$1,107,278

16,500	101,219	50,479	697,939	1,107,278

243,640	—	—	—	—
(247,945)	(36,103)	(8,390)	(263,704)	139,651

(4,305)	(36,103)	(8,390)	(263,704)	139,651
(20,451)	(293,507)	(47,194)	(2,188,222)	(1,272,073)

(8,256)	(228,391)	(5,105)	(1,753,987)	(25,144)

96,806	261,472	180,973	584,280	817,884
(38,988)	(115,275)	(41,004)	(1,408,474)	(1,104,329)
210	(1,830)	(115)	(5,540)	(27,045)
(538,652)	372,188	806,480	(1,018,234)	503,217

(480,624)	516,555	946,334	(1,847,968)	189,727

(488,880)	288,164	941,229	(3,601,955)	164,583

488,880	1,037,727	96,498	11,952,294	11,787,711

—	$1,325,891	$1,037,727	$8,350,339	$11,952,294

69

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Strategic Income Trust Series 0		Strategic Income Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$179,767	$23,491	$145,002	$25,475

Net investment income (loss)	179,767	23,491	145,002	25,475

Realized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Net realized gains (losses)	(12,547)	6,548	(1,984)	1,052

Realized gains (losses)	(12,547)	6,548	(1,984)	1,052
Unrealized appreciation (depreciation) during the period	(306,339)	12,528	(268,425)	27,725

Net increase (decrease) in assets from operations	(139,119)	42,567	(125,407)	54,252

Changes from principal transactions:
Transfer of net premiums	310,647	158,967	197,830	185,693
Transfer on terminations	(119,804)	(38,840)	(131,689)	(103,200)
Transfer on policy loans	(6,463)	—	—	—
Net interfund transfers	650,216	997,497	149,655	327,285

Net increase (decrease) in assets from principal transactions	834,596	1,117,624	215,796	409,778

Total increase (decrease) in assets	695,477	1,160,191	90,389	464,030

Assets, beginning of period	1,237,215	77,024	1,248,960	784,930

Assets, end of period	$1,932,692	$1,237,215	$1,339,349	$1,248,960

(i)	Terminated as an investment option and funds transferred to Large Cap Trust on April 30, 2007.
(g)	Fund renamed on October 1, 2007. Previously known as Bond Index Trust B.

See accompanying notes.

70

Sub-Account
Strategic Opportunities Trust Series 0	Strategic Opportunities Trust Series 1	Total Bond Market Trust B Series 0
Year Ended Dec. 31/07 (i)	Year Ended Dec. 31/07 (i)	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (g)

$3,490	$177,962	$179,801	$123,255

3,490	177,962	179,801	123,255

—	—	—	—
52,084	3,833,913	(8,552)	2,085

52,084	3,833,913	(8,552)	2,085
(27,535)	(2,469,048)	(21,351)	(29,781)

28,039	1,542,827	149,898	95,559

23,313	484,666	976,964	513,591
(28,163)	(750,538)	(223,450)	(59,727)
(1,563)	(36,222)	(95,452)	(2,724)
(408,652)	(24,678,920)	610,910	1,591,507

(415,065)	(24,981,014)	1,268,972	2,042,647

(387,026)	(23,438,187)	1,418,870	2,138,206

387,026	23,438,187	2,299,903	161,697

—	—	$3,718,773	$2,299,903

71

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Total Return Trust Series 0		Total Return Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$409,932	$239,003	$1,160,322	$1,706,525

Net investment income (loss)	409,932	239,003	1,160,322	1,706,525

Realized gains (losses) on investments:
Capital gain distributions	63,416	—	265,793	—
Net realized gains (losses)	(11,378)	10,390	(143,202)	(81,145)

Realized gains (losses)	52,038	10,390	122,591	(81,145)
Unrealized appreciation (depreciation) during the period	(273,352)	1,943	(626,452)	213,851

Net increase (decrease) in assets from operations	188,618	251,336	656,461	1,839,231

Changes from principal transactions:
Transfer of net premiums	1,359,319	680,672	1,437,049	1,376,271
Transfer on terminations	(770,268)	(179,746)	(2,440,199)	(1,705,059)
Transfer on policy loans	2,346	—	(65,247)	(81,528)
Net interfund transfers	5,342,777	2,122,309	1,322,856	(498,310)

Net increase (decrease) in assets from principal transactions	5,934,174	2,623,235	254,459	(908,626)

Total increase (decrease) in assets	6,122,792	2,874,571	910,920	930,605

Assets, beginning of period	4,159,047	1,284,476	23,214,442	22,283,837

Assets, end of period	$10,281,839	$4,159,047	$24,125,362	$23,214,442

See accompanying notes.

72

Sub-Account
Total Stock Market Index Trust Series 0		Total Stock Market Index Trust Series 1		Turner Core Growth Trust
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$30,583	$25,347	$107,335	$167,502	$127	$1,375

30,583	25,347	107,335	167,502	127	1,375

2,208	42,222	12,227	296,247	17,344	24,525
(84,910)	70,081	168,969	256,171	(59,556)	4,365

(82,702)	112,303	181,196	552,418	(42,212)	28,890
(696,657)	(83,173)	(3,174,648)	(350,330)	(347,589)	3,958

(748,776)	54,477	(2,886,117)	369,590	(389,674)	34,223

463,334	449,408	637,101	729,354	207,213	88,887
(126,293)	(78,531)	(493,660)	(470,200)	(77,035)	(26,960)
(9,285)	—	(4,640)	(53,783)	—	—
464,538	454,086	(277,631)	177,074	62,402	680,591

792,294	824,963	(138,830)	382,445	192,580	742,518

43,518	879,440	(3,024,947)	752,035	(197,094)	776,741

1,425,887	546,447	7,874,116	7,122,081	790,298	13,557

$1,469,405	$1,425,887	$4,849,169	$7,874,116	$593,204	$790,298

73

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	U.S. Core Trust Series 0		U.S. Core Trust Series 1
	Year Ended Dec. 31/08 (t)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (t)	Year Ended Dec. 31/07
Income:
Dividend income distribution	$7,152	$9,679	$400,400	$898,455

Net investment income (loss)	7,152	9,679	400,400	898,455

Realized gains (losses) on investments:
Capital gain distributions	4,295	42,372	316,843	3,613,890
Net realized gains (losses)	(246,848)	(1,514)	(16,741,584)	(3,335,597)

Realized gains (losses)	(242,553)	40,858	(16,424,741)	278,293
Unrealized appreciation (depreciation) during the period	51,278	(48,673)	4,307,194	(533,839)

Net increase (decrease) in assets from operations	(184,123)	1,864	(11,717,147)	642,909

Changes from principal transactions:
Transfer of net premiums	67,977	61,461	1,894,071	2,666,487
Transfer on terminations	(37,957)	(27,139)	(3,625,354)	(4,589,409)
Transfer on policy loans	(28,079)	(1,203)	(847,907)	(106,067)
Net interfund transfers	(297,133)	236,214	(23,090,939)	(4,493,408)

Net increase (decrease) in assets from principal transactions	(295,192)	269,333	(25,670,129)	(6,522,397)

Total increase (decrease) in assets	(479,315)	271,197	(37,387,276)	(5,879,488)

Assets, beginning of period	479,315	208,118	37,387,276	43,266,764

Assets, end of period	—	$479,315	—	$37,387,276

(t)	Terminated as an investment option and funds transferred to Fundamental Value Trust on November 10, 2008.
(af)	Terminated as an investment option and funds transferred to Blue Chip Growth Trust on April 28, 2008.

See accompanying notes.

74

Sub-Account
U.S. Global Leaders Growth Trust Series 0		U.S. Global Leaders Growth Trust Series 1		U.S. Government Securities Trust Series 0
Year Ended Dec. 31/08 (af)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (af)	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$979	$2,822	$7,082	$25,205	$102,841	$22,113

979	2,822	7,082	25,205	102,841	22,113

34,443	—	255,015	—	—	—
(25,177)	2,238	(134,057)	29,214	(13,118)	1,808

9,266	2,238	120,958	29,214	(13,118)	1,808
(1,032)	(154)	(120,611)	13,665	(61,872)	(14,941)

9,213	4,906	7,429	68,084	27,851	8,980

43,013	89,839	67,029	182,196	197,290	131,901
(39,582)	(20,196)	(27,664)	(204,890)	(135,601)	(22,257)
(374)	—	(5,730)	28	(4,904)	—
(272,966)	142,916	(2,017,830)	37,139	2,529,363	283,830

(269,909)	212,559	(1,984,195)	14,473	2,586,148	393,474

(260,696)	217,465	(1,976,766)	82,557	2,613,999	402,454

260,696	43,231	1,976,766	1,894,209	445,142	42,688

—	$260,696	—	$1,976,766	$3,059,141	$445,142

75

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	U.S. Government Securities Trust Series 1		U.S. High Yield Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$457,151	$1,076,183	$48,713	$26,036

Net investment income (loss)	457,151	1,076,183	48,713	26,036

Realized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Net realized gains (losses)	(432,685)	(218,555)	(32,227)	(190)

Realized gains (losses)	(432,685)	(218,555)	(32,227)	(190)
Unrealized appreciation (depreciation) during the period	(237,135)	(458,622)	(185,982)	(21,932)

Net increase (decrease) in assets from operations	(212,669)	399,006	(169,496)	3,914

Changes from principal transactions:
Transfer of net premiums	918,667	1,705,541	218,661	113,149
Transfer on terminations	(2,297,924)	(1,706,120)	(167,481)	(28,082)
Transfer on policy loans	(84,711)	29,512	—	—
Net interfund transfers	(161,972)	622,200	655,045	258,883

Net increase (decrease) in assets from principal transactions	(1,625,940)	651,133	706,225	343,950

Total increase (decrease) in assets	(1,838,609)	1,050,139	536,729	347,864

Assets, beginning of period	13,481,617	12,431,478	391,865	44,001

Assets, end of period	$11,643,008	$13,481,617	$928,594	$391,865

See accompanying notes.

76

Sub-Account
U.S. High Yield Bond Trust Series 1		U.S. Large Cap Trust Series 0		U.S. Large Cap Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$45,871	$59,118	$57,525	$13,050	$860,815	$564,936

45,871	59,118	57,525	13,050	860,815	564,936

—	—	—	—	—	—
(12,229)	19,079	(103,360)	11,901	224,617	2,068,272

(12,229)	19,079	(103,360)	11,901	224,617	2,068,272
(193,971)	(77,055)	(772,646)	(75,722)	(18,239,565)	(2,593,560)

(160,329)	1,142	(818,481)	(50,771)	(17,154,133)	39,648

199,019	51,349	691,287	334,841	2,520,134	3,163,976
(29,030)	(100,922)	(243,124)	(65,012)	(5,336,527)	(5,927,324)
(3,448)	—	(20,394)	(176)	(55,905)	(250,258)
407,717	(246,814)	562,566	1,104,724	(1,241,286)	(2,479,401)

574,258	(296,387)	990,335	1,374,377	(4,113,584)	(5,493,007)

413,929	(295,245)	171,854	1,323,606	(21,267,717)	(5,453,359)

605,496	900,741	1,582,484	258,878	47,013,690	52,467,049

$1,019,425	$605,496	$1,754,338	$1,582,484	$25,745,973	$47,013,690

77

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Utilities Trust Series 0		Utilities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$91,318	$22,534	$226,203	$186,957

Net investment income (loss)	91,318	22,534	226,203	186,957

Realized gains (losses) on investments:
Capital gain distributions	75,254	289,013	267,212	2,154,409
Net realized gains (losses)	(259,065)	61,885	(2,908,668)	1,770,893

Realized gains (losses)	(183,811)	350,898	(2,641,456)	3,925,302
Unrealized appreciation (depreciation) during the period	(1,135,560)	(156,526)	(423,072)	(2,035,248)

Net increase (decrease) in assets from operations	(1,228,053)	216,906	(2,838,325)	2,077,011

Changes from principal transactions:
Transfer of net premiums	683,544	233,640	269,265	390,065
Transfer on terminations	(262,586)	(80,249)	(961,009)	(373,461)
Transfer on policy loans	(21,110)	(5,982)	(35,198)	(98,374)
Net interfund transfers	1,330,581	1,206,478	(1,614,494)	(2,695,543)

Net increase (decrease) in assets from principal transactions	1,730,429	1,353,887	(2,341,436)	(2,777,313)

Total increase (decrease) in assets	502,376	1,570,793	(5,179,761)	(700,302)

Assets, beginning of period	1,869,476	298,683	8,972,614	9,672,916

Assets, end of period	$2,371,852	$1,869,476	$3,792,853	$8,972,614

See accompanying notes.

78

Sub-Account
Value Trust Series 0		Value Trust Series 1		Total
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$22,501	$15,479	$184,881	$312,864	$42,559,945	$62,239,951

22,501	15,479	184,881	312,864	42,559,945	62,239,951

51,803	376,974	519,456	6,702,626	37,565,457	138,262,479
(413,943)	10,653	288,320	1,702,124	(70,179,410)	49,607,959

(362,140)	387,627	807,776	8,404,750	(32,613,953)	187,870,438
(600,493)	(385,415)	(9,395,016)	(6,896,804)	(633,969,193)	(160,550,255)

(940,132)	17,691	(8,402,359)	1,820,810	(624,023,201)	89,560,134

486,291	409,071	917,100	1,279,680	460,841,958	411,002,930
(238,078)	(162,359)	(1,766,264)	(2,809,053)	(207,700,865)	(178,678,111)
(10,194)	(3,462)	46,398	(65,599)	(9,903,050)	(8,463,484)
341,932	1,337,191	(998,695)	(2,007,077)	(8,808,319)	(2,992,947)

579,951	1,580,441	(1,801,461)	(3,602,049)	234,429,724	220,868,388

(360,181)	1,598,132	(10,203,820)	(1,781,239)	(389,593,477)	310,428,522

1,860,649	262,517	21,916,100	23,697,339	1,758,291,751	1,447,863,229

$1,500,468	$1,860,649	$11,712,280	$21,916,100	$1,368,698,274	$1,758,291,751

79

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements

December 31, 2008

1.	Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account A (the “Account”) is a separate account administered and sponsored by John Hancock Life Insurance Company (U.S.A.) (“JHUSA” or the “Company”). The Account operates as a Unit Investment Trust registered under the Investment Company Act of 1940, as amended (the “Act”) and has 144 active investment sub-accounts that invest in shares of a particular John Hancock Trust (the “Trust”) portfolio and 7 sub-accounts that invest in shares of other outside investment trusts. The Trust is registered under the Act as an open-end management investment company, commonly known as a mutual fund, which does not transact with the general public. Instead, the Trust deals primarily with insurance companies by providing the investment medium for variable contracts. The Account is a funding vehicle for the allocation of net premiums under single premium variable life and variable universal life insurance contracts (the “Contracts”) issued by the Company.

The Company is a stock life Insurance Company incorporated under the laws of Michigan in 1979. The Company is an indirect wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life Insurance Company.

The Company is required to maintain assets in the Account with a total fair value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

Additional assets are held in the Company’s general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Each sub-account that invests in Portfolios of the John Hancock Trust may offer two classes of units to fund the Contracts issued by the Company. These classes, Series 1 and Series 0 represent an interest in the same Trust Portfolio but in different share classes of that Portfolio. Series 1 represents interests in Series 1 shares of the Portfolio and Series 0 represents interests in Series NAV shares of the Trust’s Portfolio. Series 1 and Series NAV shares differ in the level of 12b-1 fees and other expenses assessed against the Portfolio’s assets.

80

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

The following sub-accounts of the Account were commenced as investment options:

New Fund	Effective Date
American Asset Allocation Trust Series 1	April 28, 2008
Capital Appreciation Value Trust	April 28, 2008
Core Allocation Plus Trust	April 28, 2008
Disciplined Diversification Trust	April 28, 2008
Franklin Templeton Founding Allocation Trust	April 28, 2008
Global Real Estate Trust	April 28, 2008
Index Allocation Trust	April 28, 2008
Small Cap Growth Trust Series 1	November 10, 2008

As the result of portfolio changes, the following sub-accounts of the Account were renamed as follows:

Previous Name	New Name	Effective Date
Quantitative All Cap Trust	Optimized All Cap Trust	April 28, 2008
Quantitative Value Trust	Optimized Value Trust	April 28, 2008

The following sub-accounts of the Account were terminated as investment options and the funds were transferred to existing sub-account funds as follows:

Terminated	Transferred To	Effective Date
Dynamic Growth Trust	Mid Cap Stock Trust	April 28, 2008
Emerging Growth Trust	Small Cap Growth Trust	November 10, 2008
Growth & Income Trust	Optimized All Cap Trust	April 28, 2008
Managed Trust	Lifestyle Balanced Trust	November 10, 2008
Quantitative Mid Cap Trust	Mid Cap Index Trust	April 28, 2008
Small Cap Trust	Small Cap Growth Trust	November 10, 2008
U.S. Core Trust	Fundamental Value Trust	November 10, 2008
U.S. Global Leaders Growth Trust	Blue Chip Growth Trust	April 28, 2008

Where a fund has two series, the changes noted above apply to both Series 0 and Series 1 except for Small Cap Growth Trust Series 1 which was added in 2008 (Small Cap Growth Trust Series 0 was added in 2005).

2.	Significant Accounting Policies

Investments of each sub-account consist of shares in the respective portfolios of the Trusts. These shares are carried at fair value which is calculated using the fair value of the investment securities underlying each Trust portfolio. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are computed on the basis of the specifically identified cost of the investment sold.

81

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

In addition to the Account, a contract holder may also allocate funds to the fixed account contained within the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the Company’s general account has not been registered as an investment company under the Act. Net interfund transfers include interfund transfers between separate and general accounts.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life Insurance Company under the provisions of the Internal Revenue Code (the “Code”). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically reassess this position, taking into account changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Effective January 1, 2008, the Company adopted SFAS 157, Fair Value Measurements (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following SFAS 157 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

• Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

• Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

• Level 3 – Fair value measurements using significant non market observable inputs.

For all investments in Level 1, 2 or 3, fair value is typically the net asset value (“NAV”) of the underlying investment fund which represents the value at which each sub-account can redeem its investments.

The following table presents the Account's assets that are measured at fair value on a recurring basis by SFAS 157 fair value hierarchy level, as of December 31, 2008.

Mutual Funds
Level 1	$1,368,698,274
Level 2	—
Level 3	—

$1,368,698,274

82

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates.

3.	Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administrative charge, a charge for cost of insurance, and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-account units and are reflected as terminations.

4.	Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

	Purchases	Sales
Sub-accounts:
500 Index Trust B Series 0	$16,807,381	$9,098,671
500 Index Trust Series 1	3,385,440	6,067,547
Active Bond Trust Series 0	1,245,571	269,097
Active Bond Trust Series 1	926,043	1,908,865
All Cap Core Trust Series 0	421,663	169,556
All Cap Core Trust Series 1	474,299	1,677,498
All Cap Growth Trust Series 0	499,457	276,170
All Cap Growth Trust Series 1	419,672	2,910,971
All Cap Value Trust Series 0	989,423	307,741
All Cap Value Trust Series 1	742,018	302,646
American Asset Allocation Trust Series 1	2,528,665	301,348
American Blue Chip Income and Growth Trust Series 1	3,189,024	1,192,534
American Bond Trust Series 1	2,562,517	877,290
American Growth Trust Series 1	28,663,307	14,739,381
American Growth-Income Trust Series 1	6,329,799	3,090,467
American International Trust Series 1	13,631,642	9,311,263
Blue Chip Growth Trust Series 0	3,776,472	823,264
Blue Chip Growth Trust Series 1	4,498,291	5,711,977
Capital Appreciation Trust Series 0	1,297,084	289,880
Capital Appreciation Trust Series 1	1,060,846	2,833,533
Capital Appreciation Value Trust Series 0	490,483	66,235
Capital Appreciation Value Trust Series 1	22,406	121
Classic Value Trust Series 0	1,161,700	425,761
Classic Value Trust Series 1	383,857	6,403,180
Core Allocation Plus Trust Series 0	184,885	14,716

83

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

	Purchases	Sales
Sub-accounts:
Core Allocation Plus Trust Series 1	$24,876	$739
Core Bond Trust Series 0	530,130	55,545
Core Bond Trust Series 1	954,041	69,929
Core Equity Trust Series 0	921,617	240,388
Core Equity Trust Series 1	500,017	170,049
Disciplined Diversification Trust Series 0	2,021,001	203,035
Disciplined Diversification Trust Series 1	6,682	84
Dynamic Growth Trust Series 0	65,162	280,427
Dynamic Growth Trust Series 1	93,686	5,689,713
Emerging Growth Trust Series 0	837,136	835,424
Emerging Growth Trust Series 1	233,798	767,972
Emerging Markets Value Trust Series 0	685,363	108,979
Emerging Markets Value Trust Series 1	4,143,322	1,018,791
Emerging Small Company Trust Series 0	749,318	147,384
Emerging Small Company Trust Series 1	446,267	5,174,538
Equity-Income Trust Series 0	4,146,696	798,587
Equity-Income Trust Series 1	5,250,784	8,123,762
Financial Services Trust Series 0	1,819,226	423,656
Financial Services Trust Series 1	1,185,534	707,762
Franklin Templeton Founding Allocation Trust Series 0	1,092,238	135,583
Franklin Templeton Founding Allocation Trust Series 1	163,038	1,182
Fundamental Value Trust Series 0	3,663,268	335,594
Fundamental Value Trust Series 1	23,788,507	2,378,731
Global Allocation Trust Series 0	1,445,914	296,451
Global Allocation Trust Series 1	459,062	3,483,367
Global Bond Trust Series 0	4,895,726	1,529,192
Global Bond Trust Series 1	4,008,322	4,354,113
Global Real Estate Trust Series 0	224,509	15,388
Global Real Estate Trust Series 1	61,408	837
Global Trust Series 0	1,396,151	941,074
Global Trust Series 1	688,896	1,898,328
Growth & Income Trust Series 0	977,670	4,369,477
Health Sciences Trust Series 0	2,067,848	598,820
Health Sciences Trust Series 1	9,044,822	8,342,929
High Yield Trust Series 0	1,692,801	390,693
High Yield Trust Series 1	3,209,222	1,977,221
Income & Value Trust Series 0	247,880	144,490
Income & Value Trust Series 1	2,062,026	3,399,721
Index Allocation Trust Series 0	493,447	135,742
Index Allocation Trust Series 1	6,701	120
International Core Trust Series 0	2,384,269	405,704
International Core Trust Series 1	2,546,149	2,725,053
International Equity Index Trust A Series 1	4,068,181	2,622,532
International Equity Index Trust B Series 0	4,733,546	1,516,475
International Opportunities Trust Series 0	2,142,850	800,672
International Opportunities Trust Series 1	7,624,175	9,586,398
International Small Cap Trust Series 0	2,193,081	621,804
International Small Cap Trust Series 1	3,256,398	3,900,283
International Value Trust Series 0	3,989,047	1,257,464
International Value Trust Series 1	2,755,437	4,932,847

84

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

	Purchases	Sales
Sub-accounts:
Investment Quality Bond Trust Series 0	$1,907,636	$612,355
Investment Quality Bond Trust Series 1	1,879,883	3,155,824
Large Cap Trust Series 0	664,237	181,274
Large Cap Trust Series 1	641,086	1,714,966
Large Cap Value Trust Series 0	4,010,069	853,085
Large Cap Value Trust Series 1	2,352,827	2,402,130
Lifestyle Aggressive Trust Series 0	28,515,645	6,870,532
Lifestyle Aggressive Trust Series 1	6,271,670	2,208,741
Lifestyle Balanced Trust Series 0	53,583,397	5,613,553
Lifestyle Balanced Trust Series 1	11,141,510	4,962,112
Lifestyle Conservative Trust Series 0	5,179,489	558,231
Lifestyle Conservative Trust Series 1	3,121,655	1,528,516
Lifestyle Growth Trust Series 0	91,146,796	5,596,597
Lifestyle Growth Trust Series 1	16,592,385	7,871,039
Lifestyle Moderate Trust Series 0	11,613,730	1,865,119
Lifestyle Moderate Trust Series 1	2,297,908	2,801,732
Managed Trust Series 0	925,981	2,110,214
Mid Cap Index Trust Series 0	2,411,920	584,611
Mid Cap Index Trust Series 1	5,545,243	3,860,880
Mid Cap Intersection Trust Series 0	184,461	19,860
Mid Cap Intersection Trust Series 1	62,531	39,839
Mid Cap Stock Trust Series 0	4,062,468	678,449
Mid Cap Stock Trust Series 1	11,190,278	6,431,934
Mid Cap Value Trust Series 0	1,524,608	280,665
Mid Cap Value Trust Series 1	1,625,981	7,384,253
Mid Value Trust Series 0	1,570,222	194,075
Money Market Trust B Series 0	142,286,308	104,521,183
Money Market Trust Series 1	68,719,075	57,474,652
Natural Resources Trust Series 0	7,265,626	1,970,255
Natural Resources Trust Series 1	5,459,251	10,172,713
Optimized All Cap Trust Series 0	5,619,372	431,437
Optimized All Cap Trust Series 1	189,267	183,489
Optimized Value Trust Series 0	90,871	36,768
Optimized Value Trust Series 1	42,831	122,329
Overseas Equity Trust Series 0	2,178,191	390,676
Pacific Rim Trust Series 0	1,648,592	645,227
Pacific Rim Trust Series 1	3,269,014	2,455,352
Quantitative Mid Cap Trust Series 0	58,540	139,029
Quantitative Mid Cap Trust Series 1	472,552	2,064,398
Real Estate Securities Trust Series 0	3,707,177	1,368,184
Real Estate Securities Trust Series 1	2,527,591	4,972,905
Real Return Bond Trust Series 0	3,301,002	1,014,517
Real Return Bond Trust Series 1	2,390,318	2,517,791
Science & Technology Trust Series 0	1,010,533	600,334
Science & Technology Trust Series 1	3,303,335	7,791,545
Short-Term Bond Trust Series 0	778,305	316,876
Small Cap Growth Trust Series 0	3,022,386	356,397
Small Cap Growth Trust Series 1	833,937	9,604
Small Cap Index Trust Series 0	1,670,633	702,142
Small Cap Index Trust Series 1	1,044,767	1,369,155

85

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

	Purchases	Sales
Sub-accounts:
Small Cap Opportunities Trust Series 0	$595,205	$143,356
Small Cap Opportunities Trust Series 1	999,203	1,085,812
Small Cap Trust Series 0	435,941	539,944
Small Cap Trust Series 1	216,400	376,800
Small Cap Value Trust Series 0	2,227,966	579,545
Small Cap Value Trust Series 1	5,825,375	2,032,281
Small Company Trust Series 0	1,786	463
Small Company Trust Series 1	92,800	760,580
Small Company Value Trust Series 0	3,104,327	914,644
Small Company Value Trust Series 1	5,573,476	6,673,984
Strategic Bond Trust Series 0	954,070	336,295
Strategic Bond Trust Series 1	1,204,803	2,354,833
Strategic Income Trust Series 0	1,303,420	289,057
Strategic Income Trust Series 1	551,844	191,046
Total Bond Market Trust B Series 0	3,349,204	1,900,431
Total Return Trust Series 0	7,819,335	1,411,812
Total Return Trust Series 1	7,799,430	6,118,857
Total Stock Market Index Trust Series 0	1,469,756	644,672
Total Stock Market Index Trust Series 1	843,820	863,089
U.S. Core Trust Series 0	192,400	476,146
U.S. Core Trust Series 1	1,424,435	26,377,321
U.S. Global Leaders Growth Trust Series 0	174,695	409,181
U.S. Global Leaders Growth Trust Series 1	466,438	2,188,536
U.S. Government Securities Trust Series 0	3,147,106	458,117
U.S. Government Securities Trust Series 1	2,795,321	3,964,110
U.S. High Yield Bond Trust Series 0	1,058,252	303,314
U.S. High Yield Bond Trust Series 1	705,982	85,853
U.S. Large Cap Trust Series 0	1,652,578	604,718
U.S. Large Cap Trust Series 1	1,895,162	5,147,931
Utilities Trust Series 0	2,372,770	475,770
Utilities Trust Series 1	7,410,752	9,258,772
Value Trust Series 0	1,312,095	657,839
Value Trust Series 1	1,412,827	2,509,951
All Asset Portfolio Series 0	2,214,340	373,975
All Asset Portfolio Series 1	3,513,164	2,698,961
Brandes International Equity Trust	1,345,042	1,302,356
Business Opportunity Value Trust	1,029,666	737,552
CSI Equity Trust	1,300,047	82,597
Frontier Capital Appreciation Trust	730,225	455,838
Turner Core Growth Trust	930,253	720,202

	$830,053,991	$515,498,846

86

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

5.	Transaction with Affiliates

John Hancock Distributors LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principal underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors LLC or other broker-dealers having distribution agreements with John Hancock Distributors LLC who are also authorized as variable life insurance agents under applicable state insurance laws. Registered representatives are compensated on a commission basis.

JHUSA has a formal service agreement with its ultimate parent company, MFC, which can be terminated by either party upon two months’ notice. Under this agreement, JHUSA pays for legal, actuarial, investment and certain other administrative services.

The majority of the investments held by the Account are invested in the Trust (Note 1).

6.	Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Under the provisions of Section 817(h) of the Code, a variable life contract will not be treated as a life contract for federal tax purposes for any period for which the investments of the Separate Account on which the Contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

7.	Comparatives

The comparative financial statements of certain Sub-accounts have been restated from the prior year financial statements previously presented. The restatement comprises of reclassification between the various line items in the Statement of Operations and Changes in Contract Owners’ Equity. The reclassification did not result in changes to assets and net increase (decrease) in assets from operations.

87

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	500 Index Trust B Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	3,519,327	3,377,590	3,985,641	—
Units issued	727,341	656,369	274,420	4,349,389
Units redeemed	(530,709)	(514,632)	(882,471)	(363,748)

Units, end of period	3,715,959	3,519,327	3,377,590	3,985,641

Unit value, end of period $	16.66	26.53	15.76 to 25.20	13.63 to 21.81
Assets, end of period $	45,694,591	65,187,967	54,754,038	54,369,746
Investment income ratio*	2.27%	3.00%	1.14%	0.00%
Total return, lowest to highest**	(37.19%) to (24.71%)	1.47% to 5.25%	13.10% to 15.57%	2.90% to 9.07%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	500 Index Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	3,042,197	3,238,434	3,760,865	3,558,971	2,723,784
Units issued	295,642	307,967	558,512	638,838	1,039,943
Units redeemed	(533,963)	(504,204)	(1,080,943)	(436,944)	(204,756)

Units, end of period	2,803,876	3,042,197	3,238,434	3,760,865	3,558,971

Unit value, end of period $	8.58	13.66	13.02	11.30	10.83
Assets, end of period $	24,041,913	41,542,238	42,156,390	42,477,407	38,544,765
Investment income ratio*	0.71%	2.22%	0.94%	1.50%	0.88%
Total return, lowest to highest**	(37.21%)	4.90%	15.27%	4.29%	10.26%

88

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Active Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	18,418	4,172	—
Units issued	26,834	17,127	4,810
Units redeemed	(6,438)	(2,881)	(638)

Units, end of period	38,814	18,418	4,172

Unit value, end of period $	40.09	44.78	43.05
Assets, end of period $	1,555,883	824,734	179,570
Investment income ratio*	6.63%	10.09%	0.52%
Total return, lowest to highest**	(10.55%) to (7.37%)	2.87% to 4.03%	4.44% to 5.10%

(a)	Fund available in prior year but no activity.

	Sub-Account
	Active Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	786,841	828,866	906,616	—
Units issued	29,705	72,230	72,511	1,281,945
Units redeemed	(144,730)	(114,255)	(150,261)	(375,329)

Units, end of period	671,816	786,841	828,866	906,616

Unit value, end of period $	12.34	13.80	13.26	12.70
Assets, end of period $	8,292,245	10,855,803	10,990,886	11,513,291
Investment income ratio*	5.22%	8.81%	2.77%	0.00%
Total return, lowest to highest**	(10.53%)	4.05%	4.42%	1.59%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

89

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	All Asset Portfolio Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	9,425	2,781	135	—
Units issued	188,282	7,717	3,145	135
Units redeemed	(33,847)	(1,073)	(499)	—

Units, end of period	163,860	9,425	2,781	135

Unit value, end of period $	9.93	11.84	10.97	10.51
Assets, end of period $	1,626,878	111,631	30,493	1,420
Investment income ratio*	8.30%	8.85%	7.25%	12.18%
Total return, lowest to highest**	(17.73%) to (12.60%)	5.74% to 8.00%	3.40% to 5.33%	1.92%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	All Asset Portfolio Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	81,342	79,490	57,862	6,742	—
Units issued	207,113	12,737	35,431	61,430	6,847
Units redeemed	(187,572)	(10,885)	(13,803)	(10,310)	(105)

Units, end of period	100,883	81,342	79,490	57,862	6,742

Unit value, end of period $	14.01	16.72	15.48	14.83	14.00
Assets, end of period $	1,413,930	1,359,873	1,230,463	858,236	94,388
Investment income ratio*	4.37%	7.29%	5.55%	4.96%	6.59%
Total return, lowest to highest**	(16.17%)	8.00%	4.36%	5.95%	12.00%

(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

90

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	All Cap Core Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	26,819	11,893	—
Units issued	37,805	22,754	12,575
Units redeemed	(14,648)	(7,828)	(682)

Units, end of period	49,976	26,819	11,893

Unit value, end of period $	8.05	13.34	12.98
Assets, end of period $	402,516	357,657	154,432
Investment income ratio*	2.26%	1.58%	0.13%
Total return, lowest to highest**	(39.60%) to (26.69%)	0.17% to 2.70%	10.72% to 14.77%

(a)	Fund available in prior year but no activity.

	Sub-Account
	All Cap Core Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	643,519	743,412	828,823	983,111	1,000,982
Units issued	17,373	54,025	149,820	35,817	98,257
Units redeemed	(96,377)	(153,918)	(235,231)	(190,105)	(116,128)

Units, end of period	564,515	643,519	743,412	828,823	983,111

Unit value, end of period $	12.92	21.40	20.85	18.17	16.66
Assets, end of period $	7,293,346	13,771,188	15,496,358	15,056,619	16,373,327
Investment income ratio*	1.65%	1.41%	0.68%	0.79%	0.43%
Total return, lowest to highest**	(39.63%)	2.66%	14.75%	9.08%	16.33%

91

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	All Cap Growth Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	23,031	15,291	—
Units issued	52,806	32,831	17,562
Units redeemed	(33,526)	(25,091)	(2,271)

Units, end of period	42,311	23,031	15,291

Unit value, end of period $	8.09	13.92	12.42
Assets, end of period $	342,145	320,583	189,900
Investment income ratio*	0.53%	0.16%	0.00%
Total return, lowest to highest**	(41.91%) to (26.41%)	4.36% to 12.08%	2.94% to 6.63%

(a)	Fund available in prior year but no activity.

	Sub-Account
	All Cap Growth Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	615,575	706,258	746,548	813,617	892,043
Units issued	19,782	29,987	64,128	46,378	63,325
Units redeemed	(140,643)	(120,670)	(104,418)	(113,447)	(141,751)

Units, end of period	494,714	615,575	706,258	746,548	813,617

Unit value, end of period $	15.15	26.10	23.29	21.85	20.05
Assets, end of period $	7,496,409	16,066,423	16,449,878	16,315,444	16,314,369
Investment income ratio*	0.28%	0.05%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(41.94%)	12.06%	6.58%	8.98%	6.52%

92

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	All Cap Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	55,282	13,493	—
Units issued	80,202	54,729	17,209
Units redeemed	(25,894)	(12,940)	(3,716)

Units, end of period	109,590	55,282	13,493

Unit value, end of period $	9.78	13.74	12.64
Assets, end of period $	1,071,959	759,424	170,565
Investment income ratio*	1.10%	2.38%	0.01%
Total return, lowest to highest**	(28.80%) to (19.83%)	2.47% to 8.68%	6.65% to 13.82%

(a)	Fund available in prior year but no activity.

	Sub-Account
	All Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	184,657	200,061	190,173	348,168	285,504
Units issued	41,713	24,805	47,919	59,250	336,402
Units redeemed	(18,236)	(40,209)	(38,031)	(217,245)	(273,738)

Units, end of period	208,134	184,657	200,061	190,173	348,168

Unit value, end of period $	13.54	19.02	17.55	15.44	14.60
Assets, end of period $	2,818,708	3,511,406	3,511,855	2,935,720	5,084,421
Investment income ratio*	0.89%	1.75%	0.90%	0.56%	0.40%
Total return, lowest to highest**	(28.78%)	8.32%	13.71%	5.71%	15.96%

93

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
American Asset Allocation Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	301,470
Units redeemed	(41,359)

Units, end of period	260,111

Unit value, end of period $	7.26
Assets, end of period $	1,888,618
Investment income ratio*	7.29%
Total return, lowest to highest**	(28.47%) to (19.62%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

	Sub-Account
	American Blue Chip Income and Growth Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	465,570	358,100	244,289	179,279	75,766
Units issued	228,811	195,210	132,663	80,849	110,409
Units redeemed	(83,902)	(87,740)	(18,852)	(15,839)	(6,896)

Units, end of period	610,479	465,570	358,100	244,289	179,279

Unit value, end of period $	12.48 to 8.36	13.21 to 19.72	12.99 to 19.40	16.58	15.53
Assets, end of period $	6,477,340	8,273,820	6,749,187	4,051,366	2,784,837
Investment income ratio*	4.52%	2.50%	0.50%	0.27%	0.00%
Total return, lowest to highest**	(36.72%) to (22.98%)	(2.84%) to 1.65%	13.18% to 16.99%	6.76%	9.32%

94

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	American Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (r)
Units, beginning of period	314,461	87,501	3,980	—
Units issued	193,030	643,737	87,757	3,996
Units redeemed	(75,872)	(416,777)	(4,236)	(16)

Units, end of period	431,619	314,461	87,501	3,980

Unit value, end of period $	10.02 to 12.52	11.10 to 13.87	10.78 to 13.47	10.11 to 12.64
Assets, end of period $	4,710,940	3,942,230	1,123,885	50,313
Investment income ratio*	9.93%	4.22%	0.00%	0.00%
Total return, lowest to highest**	(10.67%) to (6.10%)	2.36% to 2.96%	5.39% to 6.57%	1.13%

(r)	Reflects the period from commencement of operations on October 31, 2005 through December 31, 2005.

	Sub-Account
	American Growth Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	2,342,984	1,738,879	1,143,247	545,616	137,745
Units issued	1,671,199	892,176	700,598	673,912	427,410
Units redeemed	(822,686)	(288,071)	(104,966)	(76,281)	(19,539)

Units, end of period	3,191,497	2,342,984	1,738,879	1,143,247	545,616

Unit value, end of period $	12.36 to 8.21	14.71	13.15 to 19.79	11.97 to 18.02	15.57
Assets, end of period $	33,818,004	46,630,648	33,139,292	20,601,851	8,493,287
Investment income ratio*	2.13%	1.21%	0.29%	0.00%	0.00%
Total return, lowest to highest**	(44.20%) to (31.29%)	3.36% to 11.94%	5.98% to 9.80%	8.06% to 15.79%	12.10%

95

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	American Growth-Income Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,040,281	679,810	521,355	449,119	82,521
Units issued	470,399	441,217	216,940	149,136	380,820
Units redeemed	(254,220)	(80,746)	(58,485)	(76,900)	(14,222)

Units, end of period	1,256,460	1,040,281	679,810	521,355	449,119

Unit value, end of period $	8.17	13.20 to 19.70	12.61 to 18.83	10.99 to 16.40	15.56
Assets, end of period $	12,746,026	18,035,767	12,406,440	8,548,154	6,986,508
Investment income ratio*	2.27%	2.89%	1.04%	0.45%	0.27%
Total return, lowest to highest**	(38.08%) to (24.49%)	(0.67%) to 4.64%	11.61% to 14.80%	2.77% to 5.44%	9.96%

	Sub-Account
	American International Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,335,767	953,997	691,580	464,968	162,566
Units issued	666,694	613,619	465,773	275,981	508,234
Units redeemed	(413,373)	(231,849)	(203,356)	(49,369)	(205,832)

Units, end of period	1,589,088	1,335,767	953,997	691,580	464,968

Unit value, end of period $	17.85 to 10.14	17.60 to 30.98	14.72 to 25.91	12.41 to 21.86	18.05
Assets, end of period $	21,999,643	35,473,301	22,969,248	15,109,849	8,393,946
Investment income ratio*	4.09%	2.31%	0.86%	0.64%	0.48%
Total return, lowest to highest**	(42.37%) to (26.02%)	9.35% to 19.58%	10.32% to 18.54%	12.31% to 21.07%	18.88%

96

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Blue Chip Growth Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	40,793	7,642	29	—
Units issued	64,266	39,576	9,536	29
Units redeemed	(16,378)	(6,425)	(1,923)	—

Units, end of period	88,681	40,793	7,642	29

Unit value, end of period $	39.69	69.05	61.21	55.85
Assets, end of period $	3,519,833	2,816,663	467,688	1,594
Investment income ratio*	0.40%	0.81%	0.03%	0.00%
Total return, lowest to highest**	(42.52%) to (28.71%)	5.35% to 12.81%	7.94% to 10.44%	4.67%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Blue Chip Growth Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,501,232	1,513,575	1,703,650	1,815,010	1,870,417
Units issued	157,192	193,922	77,248	152,090	179,087
Units redeemed	(244,888)	(206,265)	(267,323)	(263,450)	(234,494)

Units, end of period	1,413,536	1,501,232	1,513,575	1,703,650	1,815,010

Unit value, end of period $	16.36	28.46	25.24	23.03	21.81
Assets, end of period $	23,118,554	42,725,551	38,206,324	39,243,002	39,592,296
Investment income ratio*	0.32%	0.72%	0.20%	0.40%	0.11%
Total return, lowest to highest**	(42.53%)	12.75%	9.59%	5.60%	9.03%

97

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Brandes International Equity Trust
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	36,448	438	—
Units issued	39,229	37,706	892
Units redeemed	(39,312)	(1,696)	(454)

Units, end of period	36,365	36,448	438

Unit value, end of period $	22.36	37.17	34.41
Assets, end of period $	813,066	1,354,678	15,086
Investment income ratio*	4.49%	3.86%	3.65%
Total return, lowest to highest**	(39.84%) to (24.43%)	0.84% to 8.01%	14.79% to 26.78%

(a)	Fund available in prior year but no activity.

	Sub-Account
	Business Opportunity Value Trust
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	46,273	1,426	—
Units issued	71,242	48,372	2,108
Units redeemed	(49,289)	(3,525)	(682)

Units, end of period	68,226	46,273	1,426

Unit value, end of period $	10.58	16.15	15.32
Assets, end of period $	721,884	747,303	21,842
Investment income ratio*	0.05%	1.25%	1.63%
Total return, lowest to highest**	(34.70%) to (23.56%)	0.63% to 5.44%	11.94% to 13.89%

(a)	Fund available in prior year but no activity.

98

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Capital Appreciation Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	85,512	44,224	53	—
Units issued	116,994	76,983	52,244	53
Units redeemed	(25,728)	(35,695)	(8,073)	—

Units, end of period	176,778	85,512	44,224	53

Unit value, end of period $	8.72	13.89	12.43	12.15
Assets, end of period $	1,540,973	1,187,598	549,868	640
Investment income ratio*	0.73%	0.46%	0.00%	0.00%
Total return, lowest to highest**	(37.24%) to (23.78%)	7.66% to 11.70%	0.97% to 7.46%	8.44%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Capital Appreciation Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,616,971	1,713,529	427,964	215,907	137,603
Units issued	81,782	83,337	1,757,436	387,465	104,968
Units redeemed	(238,629)	(179,895)	(471,871)	(175,408)	(26,664)

Units, end of period	1,460,124	1,616,971	1,713,529	427,964	215,907

Unit value, end of period $	8.90	14.18	12.71	12.43	10.90
Assets, end of period $	12,999,758	22,931,837	21,773,547	5,317,782	2,353,509
Investment income ratio*	0.45%	0.29%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(37.22%)	11.61%	2.26%	13.99%	9.33%

99

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Capital Appreciation Value Trust Series 0
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	61,493
Units redeemed	(9,060)

Units, end of period	52,433

Unit value, end of period $	7.27
Assets, end of period $	381,132
Investment income ratio*	1.93%
Total return, lowest to highest**	(27.77%) to (21.81%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

Sub-Account
Capital Appreciation Value Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	2,863
Units redeemed	(17)

Units, end of period	2,846

Unit value, end of period $	7.27
Assets, end of period $	20,677
Investment income ratio*	3.07%
Total return, lowest to highest**	(27.34%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

100

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Classic Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	145,466	35,333	155	—
Units issued	135,382	135,655	37,458	160
Units redeemed	(46,143)	(25,522)	(2,280)	(5)

Units, end of period	234,705	145,466	35,333	155

Unit value, end of period $	6.23	11.44	13.09	11.27
Assets, end of period $	1,462,303	1,664,561	462,509	1,747
Investment income ratio*	2.70%	2.74%	2.65%	3.70%
Total return, lowest to highest**	(45.55%) to (29.61%)	(12.58%) to (12.50%)	13.46% to 16.14%	4.11%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Classic Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	598,591	590,103	367,626	14,835	—
Units issued	27,580	53,006	376,498	461,900	18,133
Units redeemed	(447,321)	(44,518)	(154,021)	(109,109)	(3,298)

Units, end of period	178,850	598,591	590,103	367,626	14,835

Unit value, end of period $	8.41	15.44	17.67	15.22	13.91
Assets, end of period $	1,503,606	9,243,380	10,424,108	5,596,604	206,397
Investment income ratio*	1.47%	1.61%	1.06%	2.63%	0.68%
Total return, lowest to highest**	(45.55%)	(12.58%)	16.04%	9.42%	11.31%

(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

101

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Core Allocation Plus Trust Series 0
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	26,450
Units redeemed	(2,195)

Units, end of period	24,255

Unit value, end of period $	6.91
Assets, end of period $	167,531
Investment income ratio*	1.25%
Total return, lowest to highest**	(31.54%) to (20.17%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

Sub-Account
Core Allocation Plus Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	2,697
Units redeemed	(94)

Units, end of period	2,603

Unit value, end of period $	6.91
Assets, end of period $	17,989
Investment income ratio*	0.99%
Total return, lowest to highest**	(30.89%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

102

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Core Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	6,608	1,619	—
Units issued	45,229	6,309	1,819
Units redeemed	(4,989)	(1,320)	(200)

Units, end of period	46,848	6,608	1,619

Unit value, end of period $	11.53	11.15	10.48
Assets, end of period $	539,932	73,690	16,975
Investment income ratio*	10.35%	8.63%	2.71%
Total return, lowest to highest**	1.09% to 3.36%	4.77% to 6.36%	3.76% to 4.71%

(a)	Fund available in prior year but no activity.

	Sub-Account
	Core Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	7,401	6,596	1,342	—
Units issued	65,912	7,031	6,046	1,360
Units redeemed	(4,936)	(6,226)	(792)	(18)

Units, end of period	68,377	7,401	6,596	1,342

Unit value, end of period $	14.39	13.93	13.11	12.63
Assets, end of period $	983,878	103,082	86,467	16,947
Investment income ratio*	13.33%	6.90%	3.31%	0.00%
Total return, lowest to highest**	3.29%	6.27%	3.79%	1.04%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

103

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Core Equity Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	32,819	6,970	—
Units issued	102,127	35,758	7,761
Units redeemed	(29,216)	(9,909)	(791)

Units, end of period	105,730	32,819	6,970

Unit value, end of period $	5.28	11.59	12.31
Assets, end of period $	558,164	380,474	85,817
Investment income ratio*	24.03%	0.05%	0.00%
Total return, lowest to highest**	(54.46%) to (30.69%)	(6.41%) to (5.85%)	6.73% to 12.62%

(a)	Fund available in prior year but no activity.

	Sub-Account
	Core Equity Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	99,898	77,672	60,991	4,828	—
Units issued	34,299	34,366	37,117	57,288	4,889
Units redeemed	(16,171)	(12,140)	(20,436)	(1,125)	(61)

Units, end of period	118,026	99,898	77,672	60,991	4,828

Unit value, end of period $	6.89	15.14	16.08	15.07	14.23
Assets, end of period $	813,721	1,512,250	1,249,336	919,134	68,707
Investment income ratio*	14.66%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(54.46%)	(5.89%)	6.73%	5.90%	13.84%

(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

104

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	CSI Equity Trust
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	93,485	25,653	—
Units issued	80,569	70,933	26,545
Units redeemed	(5,158)	(3,101)	(892)

Units, end of period	168,896	93,485	25,653

Unit value, end of period $	12.61	18.48	17.02
Assets, end of period $	2,129,023	1,727,702	436,518
Investment income ratio*	1.45%	1.50%	1.71%
Total return, lowest to highest**	(31.79%) to (20.72%)	4.87% to 8.61%	16.88% to 17.90%

(a)	Fund available in prior year but no activity.

Sub-Account
Disciplined Diversification Trust Series 0
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	276,790
Units redeemed	(32,775)

Units, end of period	244,015

Unit value, end of period $	7.22
Assets, end of period $	1,761,052
Investment income ratio*	5.06%
Total return, lowest to highest**	(28.63%) to (18.51%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

105

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Disciplined Diversification Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	751
Units redeemed	(12)

Units, end of period	739

Unit value, end of period $	7.21
Assets, end of period $	5,332
Investment income ratio*	3.12%
Total return, lowest to highest**	(27.87%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

	Sub-Account
	Dynamic Growth Trust Series 0
	Year Ended Dec. 31/08 (ad)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	16,720	4,413	2	—
Units issued	5,194	18,549	4,735	2
Units redeemed	(21,914)	(6,242)	(324)	—

Units, end of period	—	16,720	4,413	2

Unit value, end of period $	12.82	14.19	12.96	11.70
Assets, end of period $	—	237,176	57,198	19
Investment income ratio*	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(9.61%)	1.69% to 9.44%	3.07% to 10.83%	4.01%

(ad)	Terminated as an investment option and funds transferred to Mid Cap Stock Trust on April 28, 2008.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

106

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Dynamic Growth Trust Series 1
	Year Ended Dec. 31/08 (ad)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	936,987	907,896	1,392,191	1,148,353	1,137,436
Units issued	15,929	203,631	177,716	511,560	138,220
Units redeemed	(952,916)	(174,540)	(662,011)	(267,722)	(127,303)

Units, end of period	—	936,987	907,896	1,392,191	1,148,353

Unit value, end of period $	5.97	6.61	6.05	5.45	4.85
Assets, end of period $	—	6,195,207	5,493,471	7,587,284	5,568,057
Investment income ratio*	0.00%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(9.66%)	9.27%	11.02%	12.40%	10.01%

(ad)	Terminated as an investment option and funds transferred to Mid Cap Stock Trust on April 28, 2008.

	Sub-Account
	Emerging Growth Trust Series 0
	Year Ended Dec. 31/08 (p)	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	38,638	11,398	—
Units issued	72,752	33,099	12,581
Units redeemed	(111,390)	(5,859)	(1,183)

Units, end of period	—	38,638	11,398

Unit value, end of period $	7.09	13.88	13.34
Assets, end of period $	—	536,174	152,055
Investment income ratio*	0.38%	0.24%	0.00%
Total return, lowest to highest**	(48.90%) to (37.59%)	0.36% to 4.02%	2.01% to 11.59%

(p)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.
(a)	Fund available in prior year but no activity.

107

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Emerging Growth Trust Series 1
	Year Ended Dec. 31/08 (p)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	46,495	61,315	72,642	35,131	14,999
Units issued	12,203	38,789	29,567	73,530	26,543
Units redeemed	(58,698)	(53,609)	(40,894)	(36,019)	(6,411)

Units, end of period	—	46,495	61,315	72,642	35,131

Unit value, end of period $	11.15	21.82	21.00	18.82	17.48
Assets, end of period $	—	1,014,458	1,287,823	1,367,168	614,154
Investment income ratio*	0.41%	0.09%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(48.90%)	3.88%	11.59%	7.65%	6.90%

(p)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.

	Sub-Account
	Emerging Markets Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (h)
Units, beginning of period	34,509	—
Units issued	66,918	40,759
Units redeemed	(13,375)	(6,250)

Units, end of period	88,052	34,509

Unit value, end of period $	5.77	11.99
Assets, end of period $	507,699	413,901
Investment income ratio*	3.11%	1.63%
Total return, lowest to highest**	(51.92%)	7.16% to 19.94%

(h)	Reflects the period from commencement of operations on April 30, 2007 through December 31, 2007.

108

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Emerging Markets Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (h)
Units, beginning of period	70,658	—
Units issued	394,873	323,440
Units redeemed	(78,902)	(252,782)

Units, end of period	386,629	70,658

Unit value, end of period $	7.21	15.00
Assets, end of period $	2,787,213	1,059,804
Investment income ratio*	3.88%	1.19%
Total return, lowest to highest**	(51.94%)	19.99%

(h)	Reflects the period from commencement of operations on April 30, 2007 through December 31, 2007.

	Sub-Account
	Emerging Small Company Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	91,854	27,387	176	—
Units issued	73,437	75,648	30,808	176
Units redeemed	(14,963)	(11,181)	(3,597)	—

Units, end of period	150,328	91,854	27,387	176

Unit value, end of period $	7.29	12.83	11.87	11.59
Assets, end of period $	1,095,246	1,178,859	325,215	2,044
Investment income ratio*	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(43.23%) to (31.25%)	0.05% to 8.08%	(5.35%) to 2.44%	4.14%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

109

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Emerging Small Company Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	670,667	755,137	833,633	934,063	1,067,807
Units issued	7,679	8,589	27,379	23,031	35,210
Units redeemed	(90,146)	(93,059)	(105,875)	(123,461)	(168,954)

Units, end of period	588,200	670,667	755,137	833,633	934,063

Unit value, end of period $	40.52	71.43	66.12	64.56	61.46
Assets, end of period $	23,834,138	47,910,351	49,927,098	53,821,139	57,409,523
Investment income ratio*	0.00%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(43.28%)	8.05%	2.41%	5.04%	11.52%

	Sub-Account
	Equity-Income Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	190,329	44,286	1,467	—
Units issued	150,275	185,002	46,313	1,469
Units redeemed	(32,680)	(38,959)	(3,494)	(2)

Units, end of period	307,924	190,329	44,286	1,467

Unit value, end of period $	19.40	30.29	29.30	24.61
Assets, end of period $	5,975,008	5,764,993	1,297,432	36,113
Investment income ratio*	3.09%	3.24%	0.68%	0.00%
Total return, lowest to highest**	(35.94%) to (23.36%)	(0.41%) to 3.39%	14.00% to 19.05%	1.57%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

110

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Equity-Income Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,905,393	2,003,642	2,132,819	2,412,742	2,332,214
Units issued	128,512	147,768	178,419	246,902	284,993
Units redeemed	(322,401)	(246,017)	(307,596)	(526,825)	(204,465)

Units, end of period	1,711,504	1,905,393	2,003,642	2,132,819	2,412,742

Unit value, end of period $	19.49	30.44	29.45	24.74	23.81
Assets, end of period $	33,359,115	57,992,370	59,007,712	52,773,756	57,447,214
Investment income ratio*	2.39%	2.88%	1.51%	1.27%	1.24%
Total return, lowest to highest**	(35.96%)	3.35%	19.02%	3.92%	14.81%

	Sub-Account
	Financial Services Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	37,620	12,570	21	—
Units issued	110,768	32,535	13,168	23
Units redeemed	(32,249)	(7,485)	(619)	(2)

Units, end of period	116,139	37,620	12,570	21

Unit value, end of period $	11.79	21.29	22.83	18.53
Assets, end of period $	1,368,921	800,870	286,925	385
Investment income ratio*	1.36%	1.55%	0.01%	0.00%
Total return, lowest to highest**	(44.63%) to (28.65%)	(6.73%) to (3.84%)	19.86% to 23.16%	8.43%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

111

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Financial Services Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	179,750	260,203	186,864	163,128	118,024
Units issued	88,029	145,683	205,741	64,532	60,023
Units redeemed	(59,162)	(226,136)	(132,402)	(40,796)	(14,919)

Units, end of period	208,617	179,750	260,203	186,864	163,128

Unit value, end of period $	9.82	17.74	19.04	15.46	14.09
Assets, end of period $	2,048,333	3,188,630	4,953,510	2,889,405	2,297,778
Investment income ratio*	1.04%	1.17%	0.28%	0.38%	0.34%
Total return, lowest to highest**	(44.65%)	(6.81%)	23.11%	9.78%	10.38%

Sub-Account
Franklin Templeton Founding Allocation Trust Series 0
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	140,744
Units redeemed	(19,996)

Units, end of period	120,748

Unit value, end of period $	6.79
Assets, end of period $	820,057
Investment income ratio*	10.70%
Total return, lowest to highest**	(32.68%) to (21.32%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

112

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Franklin Templeton Founding Allocation Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	20,207
Units redeemed	(156)

Units, end of period	20,051

Unit value, end of period $	6.79
Assets, end of period $	136,112
Investment income ratio*	9.47%
Total return, lowest to highest**	(32.12%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

	Sub-Account
	Frontier Capital Appreciation Trust
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	11,432	249	—
Units issued	17,617	12,492	271
Units redeemed	(11,296)	(1,309)	(22)

Units, end of period	17,753	11,432	249

Unit value, end of period $	26.44	45.60	40.75
Assets, end of period $	469,300	521,298	10,122
Investment income ratio*	0.00%	0.00%	0.00%
Total return, lowest to highest**	(42.03%) to (33.95%)	2.22% to 11.92%	6.09% to 16.35%

(a)	Fund available in prior year but no activity.

113

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Fundamental Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	217,370	115,334	141	—
Units issued	335,263	153,127	124,158	141
Units redeemed	(31,200)	(51,091)	(8,965)	—

Units, end of period	521,433	217,370	115,334	141

Unit value, end of period $	8.02	13.20	12.68	11.07
Assets, end of period $	4,180,215	2,869,319	1,462,722	1,557
Investment income ratio*	1.33%	1.90%	0.07%	0.00%
Total return, lowest to highest**	(39.27%) to (27.52%)	1.75% to 4.08%	12.76% to 14.55%	5.45%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Fundamental Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	839,619	843,213	849,648	695,383	590,460
Units issued	1,944,160	82,479	133,558	220,265	491,439
Units redeemed	(169,348)	(86,073)	(139,993)	(66,000)	(386,516)

Units, end of period	2,614,431	839,619	843,213	849,648	695,383

Unit value, end of period $	11.23	18.50	17.78	15.53	14.27
Assets, end of period $	29,351,918	15,533,588	14,994,270	13,193,852	9,921,146
Investment income ratio*	2.04%	1.61%	0.78%	0.41%	0.54%
Total return, lowest to highest**	(39.32%)	4.04%	14.51%	8.85%	11.80%

114

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Global Allocation Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	122,877	9,883	71	—
Units issued	122,603	131,974	10,770	101
Units redeemed	(28,876)	(18,980)	(958)	(30)

Units, end of period	216,604	122,877	9,883	71

Unit value, end of period $	8.51	12.93	12.31	10.84
Assets, end of period $	1,843,272	1,589,323	121,671	771
Investment income ratio*	7.20%	10.45%	0.24%	0.00%
Total return, lowest to highest**	(34.21%) to (24.39%)	2.47% to 5.06%	9.71% to 13.58%	3.65%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Global Allocation Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	413,568	379,029	152,291	132,952	89,002
Units issued	26,455	45,341	261,551	39,049	53,031
Units redeemed	(265,927)	(10,802)	(34,813)	(19,710)	(9,081)

Units, end of period	174,096	413,568	379,029	152,291	132,952

Unit value, end of period $	9.55	14.54	13.83	12.18	11.47
Assets, end of period $	1,662,726	6,011,840	5,240,771	1,855,210	1,525,012
Investment income ratio*	3.05%	6.89%	1.08%	0.98%	0.93%
Total return, lowest to highest**	(34.29%)	5.14%	13.50%	6.20%	12.73%

115

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Global Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	101,209	17,041	89	—
Units issued	214,587	124,717	18,077	89
Units redeemed	(69,561)	(40,549)	(1,125)	—

Units, end of period	246,235	101,209	17,041	89

Unit value, end of period $	21.38	22.37	20.41	19.39
Assets, end of period $	5,264,809	2,264,010	347,795	1,721
Investment income ratio*	0.45%	8.78%	0.00%	0.00%
Total return, lowest to highest**	(10.44%) to (1.77%)	7.85% to 9.61%	1.63% to 5.64%	(2.91%)

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Global Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	378,221	297,509	322,524	286,806	236,589
Units issued	169,048	133,164	120,068	98,791	107,553
Units redeemed	(193,943)	(52,452)	(145,083)	(63,073)	(57,336)

Units, end of period	353,326	378,221	297,509	322,524	286,806

Unit value, end of period $	21.36	22.36	20.39	19.37	20.73
Assets, end of period $	7,545,805	8,456,390	6,067,380	6,248,309	5,945,240
Investment income ratio*	0.66%	8.07%	0.00%	4.56%	3.61%
Total return, lowest to highest**	(4.48%)	9.63%	5.27%	(6.54%)	10.24%

116

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Global Real Estate Trust Series 0
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	31,117
Units redeemed	(2,751)

Units, end of period	28,366

Unit value, end of period $	5.57
Assets, end of period $	158,101
Investment income ratio*	13.12%
Total return, lowest to highest**	(44.26%) to (31.57%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

Sub-Account
Global Real Estate Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	8,126
Units redeemed	(130)

Units, end of period	7,996

Unit value, end of period $	5.57
Assets, end of period $	44,526
Investment income ratio*	10.79%
Total return, lowest to highest**	(44.31%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

117

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Global Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	126,882	17,172	521	—
Units issued	121,812	156,179	20,726	521
Units redeemed	(78,944)	(46,469)	(4,075)	—

Units, end of period	169,750	126,882	17,172	521

Unit value, end of period $	8.32	13.75	13.57	11.27
Assets, end of period $	1,412,211	1,744,368	233,002	5,867
Investment income ratio*	2.39%	2.20%	0.33%	0.00%
Total return, lowest to highest**	(39.49%) to (23.39%)	(1.71%) to 1.32%	12.88% to 20.42%	4.59%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Global Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	580,663	616,455	608,573	643,035	666,250
Units issued	21,813	42,055	100,069	31,573	81,135
Units redeemed	(93,071)	(77,847)	(92,187)	(66,035)	(104,350)

Units, end of period	509,405	580,663	616,455	608,573	643,035

Unit value, end of period $	15.43	25.52	25.19	20.93	18.90
Assets, end of period $	7,859,543	14,819,721	15,525,583	12,738,420	12,156,585
Investment income ratio*	1.89%	2.27%	1.27%	1.25%	1.69%
Total return, lowest to highest**	(39.55%)	1.34%	20.32%	10.72%	14.75%

118

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Growth & Income Trust Series 0
	Year Ended Dec. 31/08 (ac)	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (e)	Year Ended Dec. 31/05 (b)
Units, beginning of period	45,212	14,132	538	—
Units issued	12,799	35,773	15,640	538
Units redeemed	(58,011)	(4,693)	(2,046)	—

Units, end of period	—	45,212	14,132	538

Unit value, end of period $	75.32	82.20	78.98	70.07
Assets, end of period $	—	3,716,284	1,116,178	37,698
Investment income ratio*	0.56%	1.91%	0.14%	0.00%
Total return, lowest to highest**	(8.36%)	1.54% to 4.07%	10.92% to 12.72%	4.78%

(ac)	Terminated as an investment option and funds transferred to Optimized All Cap Trust on April 28, 2008.
(e)	Fund renamed on May 1, 2006. Previously known as Growth & Income Trust II.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Health Sciences Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	96,833	43,543	19	—
Units issued	135,216	66,550	54,129	20
Units redeemed	(43,596)	(13,260)	(10,605)	(1)

Units, end of period	188,453	96,833	43,543	19

Unit value, end of period $	12.11	17.26	14.66	13.52
Assets, end of period $	2,281,170	1,671,128	638,287	256
Investment income ratio*	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(29.86%) to (21.80%)	11.46% to 17.73%	4.52% to 13.10%	9.75%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

119

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Health Sciences Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	366,728	309,378	414,571	289,642	208,392
Units issued	429,784	212,104	132,428	188,126	173,743
Units redeemed	(461,572)	(154,754)	(237,621)	(63,197)	(92,493)

Units, end of period	334,940	366,728	309,378	414,571	289,642

Unit value, end of period $	15.58	22.23	18.89	17.43	15.48
Assets, end of period $	5,219,205	8,152,233	5,844,448	7,226,506	4,482,118
Investment income ratio*	0.00%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(29.90%)	17.67%	8.37%	12.64%	15.31%

	Sub-Account
	High Yield Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	73,752	17,277	232	—
Units issued	134,571	82,542	19,407	240
Units redeemed	(33,371)	(26,067)	(2,362)	(8)

Units, end of period	174,952	73,752	17,277	232

Unit value, end of period $	9.19	13.03	12.82	11.61
Assets, end of period $	1,607,698	961,063	221,508	2,697
Investment income ratio*	11.18%	14.21%	0.42%	0.00%
Total return, lowest to highest**	(29.78%) to (24.36%)	1.64% to 3.36%	7.71% to 10.48%	0.79%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

120

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	High Yield Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	608,635	820,106	900,558	887,651	896,166
Units issued	135,737	465,144	570,917	1,156,583	1,033,024
Units redeemed	(107,029)	(676,615)	(651,369)	(1,143,676)	(1,041,539)

Units, end of period	637,343	608,635	820,106	900,558	887,651

Unit value, end of period $	13.96	19.81	19.49	17.65	17.03
Assets, end of period $	8,896,592	12,054,256	15,981,183	15,900,525	15,113,826
Investment income ratio*	10.10%	11.78%	6.72%	5.02%	4.85%
Total return, lowest to highest**	(29.52%)	1.64%	10.37%	3.70%	11.06%

	Sub-Account
	Income & Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	46,038	2,772	59	—
Units issued	19,856	48,931	2,848	59
Units redeemed	(15,753)	(5,665)	(135)	—

Units, end of period	50,141	46,038	2,772	59

Unit value, end of period $	8.34	11.93	11.80	10.85
Assets, end of period $	418,351	549,317	32,712	644
Investment income ratio*	3.04%	4.99%	0.17%	0.00%
Total return, lowest to highest**	(30.07%) to (17.93%)	(1.62%) to 1.11%	6.71% to 8.77%	2.71%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

121

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Income & Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,469,682	1,661,476	1,786,282	2,007,363	759,656
Units issued	34,479	31,753	58,241	114,938	1,540,620
Units redeemed	(179,450)	(223,547)	(183,047)	(336,019)	(292,913)

Units, end of period	1,324,711	1,469,682	1,661,476	1,786,282	2,007,363

Unit value, end of period $	15.20	21.75	21.51	19.80	18.82
Assets, end of period $	20,134,333	31,968,921	35,743,879	35,365,263	37,770,719
Investment income ratio*	3.08%	3.96%	1.99%	1.70%	0.62%
Total return, lowest to highest**	(30.13%)	1.11%	8.66%	5.22%	7.64%

Sub-Account
Index Allocation Trust Series 0
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	57,115
Units redeemed	(15,309)

Units, end of period	41,806

Unit value, end of period $	7.52
Assets, end of period $	314,295
Investment income ratio*	4.26%
Total return, lowest to highest**	(25.51%) to (17.79%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

122

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Index Allocation Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	728
Units redeemed	(16)

Units, end of period	712

Unit value, end of period $	7.52
Assets, end of period $	5,346
Investment income ratio*	4.16%
Total return, lowest to highest**	(24.84%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

	Sub-Account
	International Core Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (f)	Year Ended Dec. 31/05 (b)
Units, beginning of period	165,333	44,439	147	—
Units issued	156,585	167,352	47,659	160
Units redeemed	(31,781)	(46,458)	(3,367)	(13)

Units, end of period	290,137	165,333	44,439	147

Unit value, end of period $	10.16	16.55	14.84	11.89
Assets, end of period $	2,948,335	2,735,485	659,612	1,747
Investment income ratio*	6.58%	2.70%	0.45%	0.00%
Total return, lowest to highest**	(38.58%) to (22.22%)	3.06% to 11.46%	12.48% to 24.81%	10.00%

(f)	Fund renamed on May 1, 2006. Previously known as International Stock Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

123

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	International Core Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (f)	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,267,527	1,379,369	1,574,644	1,597,724	1,779,013
Units issued	57,825	172,874	199,302	208,412	270,167
Units redeemed	(145,396)	(284,716)	(394,577)	(231,492)	(451,456)

Units, end of period	1,179,956	1,267,527	1,379,369	1,574,644	1,597,724

Unit value, end of period $	13.84	22.54	20.23	16.22	13.99
Assets, end of period $	16,328,396	28,576,915	27,910,801	25,536,350	22,347,931
Investment income ratio*	5.21%	2.20%	0.60%	0.76%	0.84%
Total return, lowest to highest**	(38.62%)	11.42%	24.77%	15.94%	15.59%

(f)	Fund renamed on May 1, 2006. Previously known as International Stock Trust.

	Sub-Account
	International Equity Index Trust A Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (c)	Year Ended Dec. 31/04 (d)
Units, beginning of period	401,232	354,913	282,461	280,538	—
Units issued	173,638	102,021	175,803	135,805	329,326
Units redeemed	(141,969)	(55,702)	(103,351)	(133,882)	(48,788)

Units, end of period	432,901	401,232	354,913	282,461	280,538

Unit value, end of period $	13.87	25.00	21.66	17.26	14.81
Assets, end of period $	6,003,063	10,033,176	7,689,141	4,876,719	4,153,578
Investment income ratio*	2.15%	3.92%	0.72%	0.75%	0.48%
Total return, lowest to highest**	(44.54%)	15.42%	25.48%	16.61%	18.44%

(c)	Fund renamed on May 2, 2005. Previously known as International Equity Index Fund.
(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

124

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	International Equity Index Trust B Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	115,068	17,730	56	—
Units issued	115,371	194,216	19,452	60
Units redeemed	(44,875)	(96,878)	(1,778)	(4)

Units, end of period	185,564	115,068	17,730	56

Unit value, end of period $	26.52	47.69	41.18	32.39
Assets, end of period $	4,921,514	5,487,278	730,024	1,804
Investment income ratio*	3.18%	5.61%	0.17%	0.00%
Total return, lowest to highest**	(44.38%) to (27.72%)	6.22% to 15.82%	15.34% to 27.11%	9.94%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	International Opportunities Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	123,540	20,208	43	—
Units issued	137,348	113,238	22,683	43
Units redeemed	(55,287)	(9,906)	(2,518)	—

Units, end of period	205,601	123,540	20,208	43

Unit value, end of period $	9.16	18.51	15.41	12.43
Assets, end of period $	1,883,257	2,286,484	311,443	541
Investment income ratio*	1.61%	2.04%	0.04%	0.00%
Total return, lowest to highest**	(50.51%) to (34.21%)	14.07% to 20.10%	13.70% to 23.96%	15.80%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

125

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	International Opportunities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	289,267	194,092	11,505	—
Units issued	371,715	375,594	299,463	11,596
Units redeemed	(475,895)	(280,419)	(116,876)	(91)

Units, end of period	185,087	289,267	194,092	11,505

Unit value, end of period $	11.42	23.10	19.23	15.53
Assets, end of period $	2,113,584	6,681,311	3,732,687	178,679
Investment income ratio*	1.15%	1.99%	0.67%	0.00%
Total return, lowest to highest**	(50.56%)	20.10%	23.84%	24.24%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	International Small Cap Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	164,457	21,182	262	—
Units issued	165,816	175,012	30,818	340
Units redeemed	(51,318)	(31,737)	(9,898)	(78)

Units, end of period	278,955	164,457	21,182	262

Unit value, end of period $	7.39	15.73	14.27	11.18
Assets, end of period $	2,062,406	2,586,848	302,325	2,923
Investment income ratio*	3.53%	3.85%	0.32%	0.00%
Total return, lowest to highest**	(53.00%) to (37.64%)	(8.01%) to 10.20%	13.15% to 27.73%	5.67%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

126

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	International Small Cap Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	452,923	460,765	603,603	483,045	495,768
Units issued	107,379	349,294	271,647	542,640	272,973
Units redeemed	(141,749)	(357,136)	(414,485)	(422,082)	(285,696)

Units, end of period	418,553	452,923	460,765	603,603	483,045

Unit value, end of period $	14.52	30.89	28.05	21.96	19.94
Assets, end of period $	6,078,539	13,989,318	12,922,092	13,253,506	9,633,024
Investment income ratio*	2.70%	2.73%	1.23%	0.84%	0.12%
Total return, lowest to highest**	(52.98%)	10.13%	27.73%	10.11%	21.06%

	Sub-Account
	International Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	259,863	73,556	88	—
Units issued	281,212	244,711	82,565	89
Units redeemed	(98,703)	(58,404)	(9,097)	(1)

Units, end of period	442,372	259,863	73,556	88

Unit value, end of period $	9.15	15.95	14.55	11.23
Assets, end of period $	4,046,318	4,143,934	1,070,153	993
Investment income ratio*	4.45%	4.71%	0.22%	0.00%
Total return, lowest to highest**	(42.64%) to (26.82%)	5.24% to 9.61%	17.67% to 29.61%	4.80%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

127

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	International Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,564,989	1,763,611	1,600,518	1,081,276	800,132
Units issued	40,606	222,231	580,310	1,004,722	621,132
Units redeemed	(248,694)	(420,853)	(417,217)	(485,480)	(339,988)

Units, end of period	1,356,901	1,564,989	1,763,611	1,600,518	1,081,276

Unit value, end of period $	14.23	24.81	22.65	17.48	15.81
Assets, end of period $	19,301,098	38,827,351	39,949,803	27,977,424	17,098,318
Investment income ratio*	3.45%	4.22%	1.73%	0.72%	1.15%
Total return, lowest to highest**	(42.66%)	9.52%	29.60%	10.54%	21.55%

	Sub-Account
	Investment Quality Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	80,225	10,501	—
Units issued	160,301	82,285	11,284
Units redeemed	(55,551)	(12,561)	(783)

Units, end of period	184,975	80,225	10,501

Unit value, end of period $	10.97	11.15	10.50
Assets, end of period $	2,029,254	894,483	110,223
Investment income ratio*	8.35%	10.61%	1.26%
Total return, lowest to highest**	(3.10%) to 0.35%	4.83% to 6.23%	3.64% to 4.76%

(a)	Fund available in prior year but no activity.

128

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Investment Quality Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	835,318	883,152	934,699	1,166,118	1,248,563
Units issued	29,684	67,579	80,538	179,811	91,517
Units redeemed	(134,184)	(115,413)	(132,085)	(411,230)	(173,962)

Units, end of period	730,818	835,318	883,152	934,699	1,166,118

Unit value, end of period $	23.30	23.70	22.31	21.55	21.07
Assets, end of period $	17,028,718	19,795,158	19,705,785	20,137,630	24,567,760
Investment income ratio*	6.47%	8.98%	5.99%	5.63%	5.94%
Total return, lowest to highest**	(1.67%)	6.21%	3.57%	2.27%	4.81%

	Sub-Account
	Large Cap Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	74,283	14,830	—
Units issued	61,227	64,255	15,487
Units redeemed	(16,153)	(4,802)	(657)

Units, end of period	119,357	74,283	14,830

Unit value, end of period $	7.84	12.96	12.77
Assets, end of period $	935,239	962,931	189,343
Investment income ratio*	1.95%	1.18%	0.02%
Total return, lowest to highest**	(39.55%) to (28.84%)	(1.46%) to 1.53%	13.34% to 14.38%

(a)	Fund available in prior year but no activity.

129

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Large Cap Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	1,351,236	34,072	869	—
Units issued	29,850	1,587,795	148,535	130,131
Units redeemed	(123,856)	(270,631)	(115,332)	(129,262)

Units, end of period	1,257,230	1,351,236	34,072	869

Unit value, end of period $	9.79	16.19	15.97	13.96
Assets, end of period $	12,311,939	21,878,540	544,040	12,109
Investment income ratio*	1.42%	0.79%	0.02%	0.00%
Total return, lowest to highest**	(39.52%)	1.40%	14.36%	11.70%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Large Cap Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	312,808	40,849	285	—
Units issued	341,611	353,983	51,967	313
Units redeemed	(72,740)	(82,024)	(11,403)	(28)

Units, end of period	581,679	312,808	40,849	285

Unit value, end of period $	9.00	14.03	13.43	11.58
Assets, end of period $	5,233,006	4,389,271	548,776	3,297
Investment income ratio*	1.99%	1.30%	0.12%	0.00%
Total return, lowest to highest**	(35.89%) to (22.82%)	0.67% to 4.45%	11.34% to 16.03%	5.24%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

130

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Large Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	424,640	316,288	275,325	238,973	98,687
Units issued	99,090	164,214	198,243	338,735	371,768
Units redeemed	(106,809)	(55,862)	(157,280)	(302,383)	(231,482)

Units, end of period	416,921	424,640	316,288	275,325	238,973

Unit value, end of period $	17.41	27.16	26.02	22.44	19.43
Assets, end of period $	7,257,508	11,533,344	8,230,078	6,179,567	4,644,416
Investment income ratio*	1.61%	1.02%	0.46%	0.00%	1.05%
Total return, lowest to highest**	(35.91%)	4.38%	15.94%	15.48%	21.80%

	Sub-Account
	Lifestyle Aggressive Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (v)	Year Ended Dec. 31/05 (b)

Units, beginning of period	1,878,078	698,032	11,325	—
Units issued	2,218,963	1,303,383	808,006	11,962
Units redeemed	(583,475)	(123,337)	(121,299)	(637)

Units, end of period	3,513,566	1,878,078	698,032	11,325

Unit value, end of period $	8.41	14.50	13.34	11.55
Assets, end of period $	29,546,692	27,229,364	9,314,281	130,860
Investment income ratio*	2.63%	8.96%	1.56%	0.07%
Total return, lowest to highest**	(42.00%) to (28.35%)	2.48% to 8.66%	10.16% to 15.48%	5.92%

(v)	Fund renamed on May 1, 2006. Previously known as Lifestyle Aggressive 1000 Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

131

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Lifestyle Aggressive Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (v)	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	1,045,746	1,034,272	864,648	708,565	500,142
Units issued	165,571	131,507	321,777	209,457	284,558
Units redeemed	(116,025)	(120,033)	(152,153)	(53,374)	(76,135)

Units, end of period	1,095,292	1,045,746	1,034,272	864,648	708,565

Unit value, end of period $	14.08	24.27	22.36	19.37	17.51
Assets, end of period $	15,423,262	25,384,726	23,128,583	16,746,448	12,404,137
Investment income ratio*	1.89%	9.34%	7.30%	1.75%	0.65%
Total return, lowest to highest**	(41.99%)	8.55%	15.46%	10.64%	16.05%

(v)	Fund renamed on May 1, 2006. Previously known as Lifestyle Aggressive 1000 Trust.

	Sub-Account
	Lifestyle Balanced Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (w)	Year Ended Dec. 31/05 (b)

Units, beginning of period	3,616,870	1,155,928	30,197	—
Units issued	4,240,191	2,847,801	1,310,263	31,584
Units redeemed	(468,629)	(386,859)	(184,532)	(1,387)

Units, end of period	7,388,432	3,616,870	1,155,928	30,197

Unit value, end of period $	9.06	13.19	12.37	10.97
Assets, end of period $	66,910,374	47,697,845	14,300,087	331,175
Investment income ratio*	4.71%	7.59%	1.76%	0.18%
Total return, lowest to highest**	(31.33%) to (21.25%)	3.29% to 6.60%	9.80% to 12.80%	3.32%

(w)	Fund renamed on May 1, 2006. Previously known as Lifestyle Balanced 640 Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

132

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Lifestyle Balanced Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (w)	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	2,881,154	2,622,654	2,359,219	1,949,465	1,517,216
Units issued	262,253	543,402	476,514	527,854	619,032
Units redeemed	(216,872)	(284,902)	(213,079)	(118,100)	(186,783)

Units, end of period	2,926,535	2,881,154	2,622,654	2,359,219	1,949,465

Unit value, end of period $	18.27	26.60	24.98	22.16	20.73
Assets, end of period $	53,476,454	76,629,316	65,514,497	52,277,135	40,415,463
Investment income ratio*	3.34%	7.47%	5.23%	3.73%	2.06%
Total return, lowest to highest**	(31.30%)	6.47%	12.73%	6.88%	13.49%

(w)	Fund renamed on May 1, 2006. Previously known as Lifestyle Balanced 640 Trust.

	Sub-Account
	Lifestyle Conservative Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (x)	Year Ended Dec. 31/05 (b)

Units, beginning of period	200,767	122,621	10	—
Units issued	441,003	127,951	128,552	23
Units redeemed	(51,532)	(49,805)	(5,941)	(13)

Units, end of period	590,238	200,767	122,621	10

Unit value, end of period $	9.99	11.81	11.21	10.34
Assets, end of period $	5,895,568	2,371,123	1,374,679	100
Investment income ratio*	6.69%	9.09%	0.65%	0.00%
Total return, lowest to highest**	(16.40%) to (10.74%)	4.04% to 5.35%	7.10% to 8.44%	1.05%

(x)	Fund renamed on May 1, 2006. Previously known as Lifestyle Conservative 280 Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

133

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Lifestyle Conservative Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (x)	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	305,309	288,038	295,628	289,630	290,414
Units issued	111,077	70,842	22,359	41,647	55,248
Units redeemed	(62,899)	(53,571)	(29,949)	(35,649)	(56,032)

Units, end of period	353,487	305,309	288,038	295,628	289,630

Unit value, end of period $	21.40	25.35	24.06	22.18	21.56
Assets, end of period $	7,565,598	7,739,240	6,928,768	6,558,099	6,244,993
Investment income ratio*	4.71%	8.00%	4.66%	4.82%	3.44%
Total return, lowest to highest**	(15.57%)	5.38%	8.44%	2.88%	8.59%

(x)	Fund renamed on May 1, 2006. Previously known as Lifestyle Conservative 280 Trust.

	Sub-Account
	Lifestyle Growth Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (y)	Year Ended Dec. 31/05 (b)

Units, beginning of period	8,400,013	2,785,384	52,831	—
Units issued	6,929,059	6,247,658	3,144,750	53,230
Units redeemed	(519,012)	(633,029)	(412,197)	(399)

Units, end of period	14,810,060	8,400,013	2,785,384	52,831

Unit value, end of period $	8.73	13.76	12.79	11.26
Assets, end of period $	129,311,195	115,560,317	35,629,937	594,998
Investment income ratio*	3.44%	7.85%	2.18%	0.25%
Total return, lowest to highest**	(36.54%) to (24.41%)	3.01% to 7.55%	9.70% to 13.58%	4.59%

(y)	Fund renamed on May 1, 2006. Previously known as Lifestyle Growth 820 Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

134

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Lifestyle Growth Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (y)	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	4,344,121	4,080,709	3,536,083	2,873,853	2,239,933
Units issued	383,567	564,108	862,632	853,307	903,333
Units redeemed	(387,763)	(300,696)	(318,006)	(191,077)	(269,413)

Units, end of period	4,339,925	4,344,121	4,080,709	3,536,083	2,873,853

Unit value, end of period $	16.33	25.76	23.96	21.11	19.43
Assets, end of period $	70,870,986	111,895,709	97,756,372	74,633,010	55,819,902
Investment income ratio*	2.59%	7.77%	5.91%	2.67%	1.35%
Total return, lowest to highest**	(36.60%)	7.52%	13.50%	8.66%	14.59%

(y)	Fund renamed on May 1, 2006. Previously known as Lifestyle Growth 820 Trust.

	Sub-Account
	Lifestyle Moderate Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (z)	Year Ended Dec. 31/05 (b)

Units, beginning of period	452,621	138,568	5,779	—
Units issued	1,002,161	380,409	188,312	5,805
Units redeemed	(182,510)	(66,356)	(55,523)	(26)

Units, end of period	1,272,272	452,621	138,568	5,779

Unit value, end of period $	9.35	12.33	11.71	10.60
Assets, end of period $	11,899,730	5,582,305	1,622,337	61,229
Investment income ratio*	6.57%	8.30%	1.43%	0.00%
Total return, lowest to highest**	(24.16%) to (16.44%)	3.32% to 5.34%	8.31% to 10.49%	2.15%

(z)	Fund renamed on May 1, 2006. Previously known as Lifestyle Moderate 460 Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

135

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Lifestyle Moderate Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (z)	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	557,212	560,538	452,129	413,158	302,011
Units issued	63,831	100,670	181,674	100,065	164,068
Units redeemed	(117,047)	(103,996)	(73,265)	(61,094)	(52,921)

Units, end of period	503,996	557,212	560,538	452,129	413,158

Unit value, end of period $	19.48	25.72	24.42	22.12	21.24
Assets, end of period $	9,820,583	14,329,767	13,690,869	10,001,375	8,774,966
Investment income ratio*	3.94%	7.58%	4.05%	4.07%	2.60%
Total return, lowest to highest**	(24.23%)	5.29%	10.42%	4.15%	11.04%

(z)	Fund renamed on May 1, 2006. Previously known as Lifestyle Moderate 460 Trust.

	Sub-Account
	Managed Trust Series 0
	Year Ended Dec. 31/08 (q)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	28,787	16,920	5,322	—
Units issued	17,344	23,036	12,065	5,382
Units redeemed	(46,131)	(11,169)	(467)	(60)

Units, end of period	—	28,787	16,920	5,322

Unit value, end of period $	45.11	57.27	56.17	52.26
Assets, end of period $	—	1,648,412	950,300	278,099
Investment income ratio*	0.53%	5.82%	0.96%	0.00%
Total return, lowest to highest**	(21.22%) to (12.07%)	1.07% to 1.95%	6.62% to 8.49%	1.17%

(q)	Terminated as an investment option and funds transferred to Lifestyle Balanced Trust on November 10, 2008.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

136

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Mid Cap Index Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	208,382	50,336	597	—
Units issued	173,965	184,482	55,816	605
Units redeemed	(46,329)	(26,436)	(6,077)	(8)

Units, end of period	336,018	208,382	50,336	597

Unit value, end of period $	9.56	15.02	13.97	12.73
Assets, end of period $	3,212,295	3,130,123	703,035	7,602
Investment income ratio*	1.17%	1.85%	0.11%	0.00%
Total return, lowest to highest**	(36.99%) to (29.45%)	0.35% to 7.55%	4.26% to 9.74%	5.18%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Mid Cap Index Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	554,751	594,832	497,551	450,865	387,204
Units issued	237,287	68,909	203,449	187,023	144,053
Units redeemed	(195,158)	(108,990)	(106,168)	(140,337)	(80,392)

Units, end of period	596,880	554,751	594,832	497,551	450,865

Unit value, end of period $	14.62	22.99	21.39	19.49	17.40
Assets, end of period $	8,727,626	12,756,543	12,722,488	9,699,379	7,846,188
Investment income ratio*	0.96%	1.32%	0.60%	0.47%	0.37%
Total return, lowest to highest**	(36.41%)	7.51%	9.72%	12.02%	15.83%

137

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Mid Cap Intersection Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (h)

Units, beginning of period	1,499	—
Units issued	25,899	1,555
Units redeemed	(2,554)	(56)

Units, end of period	24,844	1,499

Unit value, end of period $	5.40	9.31
Assets, end of period $	134,199	13,958
Investment income ratio*	0.52%	0.04%
Total return, lowest to highest**	(42.00%) to (30.76%)	(6.87%) to (2.91%)

(h)	Reflects the period from commencement of operations on April 30, 2007 through December 31, 2007.

Sub-Account
Mid Cap Intersection Trust Series 1
Year Ended Dec. 31/08 (a)

Units, beginning of period	—
Units issued	5,299
Units redeemed	(5,299)

Units, end of period	—

Unit value, end of period $	6.75
Assets, end of period $	—
Investment income ratio*	0.00%
Total return, lowest to highest**	(42.05%)

(a)	Fund available in prior year but no activity.

138

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Mid Cap Stock Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	75,526	27,958	15	—
Units issued	98,969	58,906	30,456	16
Units redeemed	(18,812)	(11,338)	(2,513)	(1)

Units, end of period	155,683	75,526	27,958	15

Unit value, end of period $	27.71	49.27	39.87	35.07
Assets, end of period $	4,314,429	3,721,080	1,114,529	531
Investment income ratio*	0.00%	0.01%	0.00%	0.00%
Total return, lowest to highest**	(43.75%) to (29.90%)	10.93% to 23.59%	7.52% to 13.66%	11.28%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Mid Cap Stock Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	1,205,358	1,169,706	1,344,785	690,470	540,411
Units issued	541,458	316,331	142,422	1,039,391	227,147
Units redeemed	(332,691)	(280,679)	(317,501)	(385,076)	(77,088)

Units, end of period	1,414,125	1,205,358	1,169,706	1,344,785	690,470

Unit value, end of period $	12.77	22.72	18.38	16.19	14.13
Assets, end of period $	18,063,397	27,378,695	21,500,613	21,770,196	9,756,344
Investment income ratio*	0.00%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(43.76%)	23.57%	13.55%	14.57%	19.04%

139

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Mid Cap Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	214,382	47,593	333	—
Units issued	127,534	218,495	58,311	357
Units redeemed	(28,474)	(51,706)	(11,051)	(24)

Units, end of period	313,442	214,382	47,593	333

Unit value, end of period $	7.78	12.76	12.67	11.28
Assets, end of period $	2,437,725	2,735,641	602,966	3,757
Investment income ratio*	2.25%	1.19%	0.13%	0.00%
Total return, lowest to highest**	(39.05%) to (25.96%)	(4.59%) to 0.72%	10.59% to 12.30%	2.50%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Mid Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	1,061,282	1,084,532	1,109,434	907,760	668,954
Units issued	37,414	230,551	97,312	448,868	613,525
Units redeemed	(371,721)	(253,801)	(122,214)	(247,194)	(374,719)

Units, end of period	726,975	1,061,282	1,084,532	1,109,434	907,760

Unit value, end of period $	13.66	22.41	22.26	19.83	18.36
Assets, end of period $	9,933,968	23,788,217	24,141,454	21,996,856	16,664,733
Investment income ratio*	1.76%	1.13%	0.68%	0.42%	0.53%
Total return, lowest to highest**	(39.04%)	0.69%	12.27%	8.00%	24.46%

140

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Mid Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	37,058	4,130	3	—
Units issued	77,359	39,323	5,013	4
Units redeemed	(11,317)	(6,395)	(886)	(1)

Units, end of period	103,100	37,058	4,130	3

Unit value, end of period $	14.18	21.71	21.60	17.95
Assets, end of period $	1,462,138	804,502	89,207	48
Investment income ratio*	1.44%	3.40%	0.15%	0.00%
Total return, lowest to highest**	(34.67%) to (26.96%)	(3.42%) to 0.51%	14.99% to 20.34%	3.89%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Money Market Trust B Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	2,246,082	917,876	105,299	—
Units issued	8,254,087	5,797,520	3,022,032	194,282
Units redeemed	(6,112,406)	(4,469,314)	(2,209,455)	(88,983)

Units, end of period	4,387,763	2,246,082	917,876	105,299

Unit value, end of period $	17.26	16.90	16.12	15.40
Assets, end of period $	75,728,956	37,963,831	14,799,912	1,621,499
Investment income ratio*	1.95%	4.36%	4.51%	1.39%
Total return, lowest to highest**	0.40% to 2.12%	1.92% to 4.82%	3.05% to 4.70%	1.32%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

141

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Money Market Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	3,377,195	3,532,527	3,667,916	3,643,720	4,368,151
Units issued	2,755,350	2,384,421	2,080,974	2,481,631	2,071,959
Units redeemed	(2,356,632)	(2,539,753)	(2,216,363)	(2,457,435)	(2,796,390)

Units, end of period	3,775,913	3,377,195	3,532,527	3,667,916	3,643,720

Unit value, end of period $	24.59	24.17	23.11	22.13	21.55
Assets, end of period $	92,838,321	81,593,898	81,624,374	81,149,775	78,523,906
Investment income ratio*	1.76%	4.46%	4.35%	2.63%	0.81%
Total return, lowest to highest**	1.76%	4.56%	4.45%	2.66%	0.81%

	Sub-Account
	Natural Resources Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	194,978	49,789	53	—
Units issued	368,460	178,705	63,441	63
Units redeemed	(112,982)	(33,516)	(13,705)	(10)

Units, end of period	450,456	194,978	49,789	53

Unit value, end of period $	11.53	23.82	16.92	13.83
Assets, end of period $	5,193,695	4,644,832	842,321	730
Investment income ratio*	0.88%	1.30%	0.21%	0.00%
Total return, lowest to highest**	(57.17%) to (41.22%)	18.70% to 40.81%	6.27% to 22.32%	12.18%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

142

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Natural Resources Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	356,574	283,163	273,647	151,374	62,937
Units issued	111,950	180,936	148,608	225,518	200,834
Units redeemed	(190,166)	(107,525)	(139,092)	(103,245)	(112,397)

Units, end of period	278,358	356,574	283,163	273,647	151,374

Unit value, end of period $	27.34	56.50	40.16	32.84	22.38
Assets, end of period $	7,610,932	20,147,455	11,373,376	8,987,378	3,387,254
Investment income ratio*	0.56%	1.17%	0.51%	0.00%	0.11%
Total return, lowest to highest**	(51.61%)	40.67%	22.29%	46.78%	24.31%

	Sub-Account
	Optimized All Cap Trust Series 0
	Year Ended Dec. 31/08 (aa)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	25,873	1,680	1	—
Units issued	455,450	28,784	1,766	1
Units redeemed	(37,723)	(4,591)	(87)	—

Units, end of period	443,600	25,873	1,680	1

Unit value, end of period $	7.81	13.73	13.22	11.47
Assets, end of period $	3,463,956	355,207	22,221	14
Investment income ratio*	1.51%	3.64%	2.19%	0.00%
Total return, lowest to highest**	(43.12%) to (28.05%)	(0.84%) to 3.82%	9.88% to 15.24%	4.91%

(aa)	Fund renamed on April 28, 2008. Previously known as Quantitative All Cap Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

143

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Optimized All Cap Trust Series 1
	Year Ended Dec. 31/08 (aa)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	32,836	27,796	21,687	11,146	2,831
Units issued	9,367	11,476	18,378	15,697	19,166
Units redeemed	(9,333)	(6,436)	(12,269)	(5,156)	(10,851)

Units, end of period	32,870	32,836	27,796	21,687	11,146

Unit value, end of period $	13.19	23.21	22.36	19.42	17.88
Assets, end of period $	433,461	761,997	621,515	421,060	199,302
Investment income ratio*	0.88%	1.33%	1.03%	0.96%	0.90%
Total return, lowest to highest**	(43.18%)	3.79%	15.17%	8.58%	14.91%

(aa)	Fund renamed on April 28, 2008. Previously known as Quantitative All Cap Trust.

	Sub-Account
	Optimized Value Trust Series 0
	Year Ended Dec. 31/08 (ab)	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	7,128	2,847	—
Units issued	8,330	7,399	2,882
Units redeemed	(3,769)	(3,118)	(35)

Units, end of period	11,689	7,128	2,847

Unit value, end of period $	7.60	12.91	13.61
Assets, end of period $	88,785	91,988	38,732
Investment income ratio*	3.21%	2.39%	0.00%
Total return, lowest to highest**	(41.15%) to (27.37%)	(5.53%) to (5.17%)	16.59% to 21.36%

(ab)	Fund renamed on April 28, 2008. Previously known as Quantitative Value Trust.
(a)	Fund available in prior year but no activity.

144

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Optimized Value Trust Series 1
	Year Ended Dec. 31/08 (ab)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	25,026	30,356	36,352	1,058	—
Units issued	2,174	7,487	22,747	36,662	2,082
Units redeemed	(7,918)	(12,817)	(28,743)	(1,368)	(1,024)

Units, end of period	19,282	25,026	30,356	36,352	1,058

Unit value, end of period $	10.82	18.40	19.41	16.02	14.67
Assets, end of period $	208,655	460,514	589,162	582,273	15,522
Investment income ratio*	2.19%	1.89%	0.97%	0.07%	0.00%
Total return, lowest to highest**	(41.20%)	(5.19%)	21.16%	9.19%	17.36%

(ab)	Fund renamed on April 28, 2008. Previously known as Quantitative Value Trust.
(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

	Sub-Account
	Overseas Equity Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	40,111	13,281	2	—
Units issued	119,582	42,926	18,684	2
Units redeemed	(29,880)	(16,096)	(5,405)	—

Units, end of period	129,813	40,111	13,281	2

Unit value, end of period $	12.42	21.43	19.04	15.90
Assets, end of period $	1,612,177	859,551	252,920	27
Investment income ratio*	3.18%	3.12%	0.01%	0.00%
Total return, lowest to highest**	(42.05%) to (24.67%)	5.73% to 12.53%	11.40% to 19.76%	12.39%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

145

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Pacific Rim Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	125,006	44,502	47	—
Units issued	122,434	141,802	52,089	49
Units redeemed	(53,774)	(61,298)	(7,634)	(2)

Units, end of period	193,666	125,006	44,502	47

Unit value, end of period $	9.25	15.40	14.10	12.68
Assets, end of period $	1,791,495	1,924,722	627,530	600
Investment income ratio*	2.12%	2.14%	0.27%	0.00%
Total return, lowest to highest**	(39.92%) to (19.85%)	(0.46%) to 9.19%	2.51% to 11.22%	17.05%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Pacific Rim Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	786,214	893,146	995,501	929,262	885,530
Units issued	248,784	243,919	351,692	386,497	503,540
Units redeemed	(188,526)	(350,851)	(454,047)	(320,258)	(459,808)

Units, end of period	846,472	786,214	893,146	995,501	929,262

Unit value, end of period $	9.60	16.01	14.67	13.21	10.50
Assets, end of period $	8,126,772	12,583,017	13,097,299	13,146,240	9,758,540
Investment income ratio*	1.67%	1.85%	0.94%	0.86%	0.45%
Total return, lowest to highest**	(40.01%)	9.14%	11.05%	25.75%	16.90%

146

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Quantitative Mid Cap Trust Series 0
	Year Ended Dec. 31/08 (o)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	6,752	11,901	537	—
Units issued	5,262	7,533	16,374	673
Units redeemed	(12,014)	(12,682)	(5,010)	(136)

Units, end of period	—	6,752	11,901	537

Unit value, end of period $	11.59	11.96	12.17	11.69
Assets, end of period $	—	80,716	144,781	6,276
Investment income ratio*	0.06%	0.54%	0.00%	0.00%
Total return, lowest to highest**	(3.07%)	(5.80%) to (1.73%)	(1.15%) to 4.10%	5.53%

(o)	Terminated as an investment option and funds transferred to Mid Cap Index Trust on April 28, 2008.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Quantitative Mid Cap Trust Series 1
	Year Ended Dec. 31/08 (o)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	109,128	143,828	96,745	88,903	60,518
Units issued	33,310	57,592	74,509	44,603	47,955
Units redeemed	(142,438)	(92,292)	(27,426)	(36,761)	(19,570)

Units, end of period	—	109,128	143,828	96,745	88,903

Unit value, end of period $	14.51	14.96	15.28	14.68	12.92
Assets, end of period $	—	1,633,000	2,197,838	1,420,217	1,148,626
Investment income ratio*	0.05%	0.38%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(3.03%)	(2.08%)	4.09%	13.62%	18.21%

(o)	Terminated as an investment option and funds transferred to Mid Cap Index Trust on April 28, 2008.

147

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Real Estate Securities Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	46,414	15,832	506	—
Units issued	47,041	45,828	17,143	507
Units redeemed	(18,663)	(15,246)	(1,817)	(1)

Units, end of period	74,792	46,414	15,832	506

Unit value, end of period $	48.75	80.44	95.27	68.95
Assets, end of period $	3,646,139	3,733,509	1,508,246	34,872
Investment income ratio*	3.74%	2.83%	0.62%	0.00%
Total return, lowest to highest**	(44.69%) to (36.94%)	(15.56%) to (1.55%)	30.03% to 38.17%	4.37%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Real Estate Securities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	397,641	488,639	547,618	612,965	625,133
Units issued	11,831	17,780	83,833	79,384	62,910
Units redeemed	(57,086)	(108,778)	(142,812)	(144,731)	(75,078)

Units, end of period	352,386	397,641	488,639	547,618	612,965

Unit value, end of period $	58.47	96.52	114.37	82.82	74.04
Assets, end of period $	20,603,590	38,378,974	55,885,697	45,351,144	45,385,043
Investment income ratio*	3.27%	2.61%	1.80%	2.01%	2.39%
Total return, lowest to highest**	(39.42%)	(15.61%)	38.10%	11.85%	32.04%

148

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Real Return Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	54,762	13,027	127	—
Units issued	292,990	78,889	13,691	141
Units redeemed	(94,122)	(37,154)	(791)	(14)

Units, end of period	253,630	54,762	13,027	127

Unit value, end of period $	9.88	11.14	10.01	9.96
Assets, end of period $	2,506,551	610,144	130,354	1,269
Investment income ratio*	0.39%	11.24%	0.18%	0.00%
Total return, lowest to highest**	(14.76%) to (11.30%)	8.41% to 11.36%	(0.09%) to 1.65%	0.45%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Real Return Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	271,912	200,725	175,430	120,093	101,029
Units issued	135,316	122,221	72,149	73,152	131,176
Units redeemed	(159,298)	(51,034)	(46,854)	(17,815)	(112,112)

Units, end of period	247,930	271,912	200,725	175,430	120,093

Unit value, end of period $	14.38	16.21	14.56	14.50	14.30
Assets, end of period $	3,565,244	4,407,333	2,922,527	2,544,365	1,717,117
Investment income ratio*	0.60%	7.48%	2.37%	0.00%	0.50%
Total return, lowest to highest**	(11.28%)	11.33%	0.39%	1.43%	9.07%

149

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Science & Technology Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	104,902	51,885	—	—
Units issued	87,308	71,624	60,218	1
Units redeemed	(52,014)	(18,607)	(8,333)	(1)

Units, end of period	140,196	104,902	51,885	—

Unit value, end of period $	7.91	14.24	11.90	11.27
Assets, end of period $	1,109,529	1,493,768	617,666	5
Investment income ratio*	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(44.42%) to (29.01%)	6.67% to 19.62%	3.75% to 8.36%	1.82%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Science & Technology Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,251,546	1,205,352	1,391,437	1,531,628	1,574,239
Units issued	204,574	408,580	95,725	326,354	242,241
Units redeemed	(518,821)	(362,386)	(281,810)	(466,545)	(284,852)

Units, end of period	937,299	1,251,546	1,205,352	1,391,437	1,531,628

Unit value, end of period $	10.02	18.03	15.08	14.29	14.00
Assets, end of period $	9,388,296	22,565,014	18,175,973	19,883,950	21,441,064
Investment income ratio*	0.00%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(44.44%)	19.57%	5.53%	2.08%	2.40%

150

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Short-Term Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	15,556	1,839	—
Units issued	39,896	29,998	2,669
Units redeemed	(17,018)	(16,281)	(830)

Units, end of period	38,434	15,556	1,839

Unit value, end of period $	15.45	19.05	18.45
Assets, end of period $	593,655	296,348	33,927
Investment income ratio*	11.08%	12.02%	1.92%
Total return, lowest to highest**	(18.92%) to (15.98%)	1.04% to 3.25%	3.60% to 4.55%

(a)	Fund available in prior year but no activity.

	Sub-Account
	Small Cap Growth Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	42,291	2,159	2	—
Units issued	220,279	45,710	4,651	3
Units redeemed	(22,281)	(5,578)	(2,494)	(1)

Units, end of period	240,289	42,291	2,159	2

Unit value, end of period $	11.84	19.59	17.19	15.15
Assets, end of period $	2,845,595	828,429	37,098	29
Investment income ratio*	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(39.54%) to (28.06%)	6.76% to 13.98%	4.81% to 13.47%	12.27%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

151

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Small Cap Growth Trust Series 1
Year Ended Dec. 31/08 (ae)
Units, beginning of period	—
Units issued	84,149
Units redeemed	(1,037)

Units, end of period	83,112

Unit value, end of period $	10.00
Assets, end of period $	831,231
Investment income ratio*	0.00%
Total return, lowest to highest**	0.01%

(ae)	Reflects the period from commencement of operations on November 10, 2008 through December 31, 2008.

	Sub-Account
	Small Cap Index Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	157,811	47,031	691	—
Units issued	120,420	128,807	53,950	704
Units redeemed	(56,230)	(18,027)	(7,610)	(13)

Units, end of period	222,001	157,811	47,031	691

Unit value, end of period $	10.05	15.16	15.48	13.16
Assets, end of period $	2,231,463	2,392,630	728,104	9,096
Investment income ratio*	1.51%	2.07%	0.06%	0.00%
Total return, lowest to highest**	(33.70%) to (27.53%)	(2.06%) to (1.09%)	8.80% to 17.64%	3.33%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

152

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Small Cap Index Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	480,963	503,406	482,672	477,338	325,861
Units issued	56,257	55,899	71,939	130,103	248,720
Units redeemed	(87,129)	(78,342)	(51,205)	(124,769)	(97,243)

Units, end of period	450,091	480,963	503,406	482,672	477,338

Unit value, end of period $	12.65	19.08	19.50	16.58	15.96
Assets, end of period $	5,690,789	9,173,582	9,814,002	8,000,791	7,616,093
Investment income ratio*	1.33%	1.67%	0.48%	0.52%	0.30%
Total return, lowest to highest**	(33.71%)	(2.16%)	17.62%	3.89%	17.33%

	Sub-Account
	Small Cap Opportunities Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	37,769	23,676	17	—
Units issued	61,708	39,779	26,666	22
Units redeemed	(14,223)	(25,686)	(3,007)	(5)

Units, end of period	85,254	37,769	23,676	17

Unit value, end of period $	6.87	11.87	12.85	11.63
Assets, end of period $	585,730	448,408	304,246	203
Investment income ratio*	3.08%	2.34%	0.39%	0.00%
Total return, lowest to highest**	(42.13%) to (30.64%)	(7.60%) to (6.53%)	4.03% to 10.47%	3.46%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

153

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Small Cap Opportunities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	340,366	389,017	408,563	175,331	16,308
Units issued	34,173	112,989	49,530	430,156	426,510
Units redeemed	(58,347)	(161,640)	(69,076)	(196,924)	(267,487)

Units, end of period	316,192	340,366	389,017	408,563	175,331

Unit value, end of period $	14.00	24.20	26.20	23.72	22.01
Assets, end of period $	4,427,273	8,235,210	10,192,903	9,691,801	3,859,270
Investment income ratio*	2.40%	1.85%	0.70%	0.00%	0.13%
Total return, lowest to highest**	(42.13%)	(7.66%)	10.45%	7.77%	25.78%

	Sub-Account
	Small Cap Trust Series 0
	Year Ended Dec. 31/08 (s)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	29,056	6,574	29	—
Units issued	42,222	26,273	7,410	29
Units redeemed	(71,278)	(3,791)	(865)	—

Units, end of period	—	29,056	6,574	29

Unit value, end of period $	7.27	12.39	12.32	11.45
Assets, end of period $	—	360,047	80,990	326
Investment income ratio*	0.02%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(41.37%) to (30.49%)	0.57% to 0.77%	(0.12%) to 7.62%	4.22%

(s)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

154

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Small Cap Trust Series 1
	Year Ended Dec. 31/08 (s)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	24,215	74,129	61,597	—
Units issued	16,510	107,327	70,295	182,475
Units redeemed	(40,725)	(157,241)	(57,763)	(120,878)

Units, end of period	—	24,215	74,129	61,597

Unit value, end of period $	9.07	15.48	15.38	14.30
Assets, end of period $	—	374,839	1,140,105	880,841
Investment income ratio*	0.01%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(41.42%)	0.65%	7.55%	14.40%

(s)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Small Cap Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	60,139	10,694	1,157	—
Units issued	71,380	61,228	11,085	1,157
Units redeemed	(19,021)	(11,783)	(1,548)	—

Units, end of period	112,498	60,139	10,694	1,157

Unit value, end of period $	25.43	34.40	35.44	29.70
Assets, end of period $	2,861,205	2,068,955	378,961	34,364
Investment income ratio*	1.55%	1.24%	0.06%	0.00%
Total return, lowest to highest**	(27.51%) to (21.37%)	(4.00%) to (2.92%)	13.65% to 19.32%	2.55%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

155

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Small Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (a)
Units, beginning of period	58,614	—
Units issued	557,416	59,725
Units redeemed	(243,949)	(1,111)

Units, end of period	372,081	58,614

Unit value, end of period $	9.08	12.28
Assets, end of period $	3,377,013	719,629
Investment income ratio*	1.17%	0.60%
Total return, lowest to highest**	(26.07%)	(1.78%)

(a)	Fund available in prior year but no activity.

	Sub-Account
	Small Company Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	279	163	40	—
Units issued	219	149	214	51
Units redeemed	(53)	(33)	(91)	(11)

Units, end of period	445	279	163	40

Unit value, end of period $	6.25	11.00	11.76	11.13
Assets, end of period $	2,779	3,064	1,911	446
Investment income ratio*	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(43.16%)	(6.46%)	5.66%	1.61%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

156

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Small Company Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	125,346	129,431	33,689	4,484	—
Units issued	6,085	87,014	188,007	30,727	149,721
Units redeemed	(76,297)	(91,099)	(92,265)	(1,522)	(145,237)

Units, end of period	55,134	125,346	129,431	33,689	4,484

Unit value, end of period $	9.07	15.97	17.09	16.18	15.22
Assets, end of period $	499,852	2,001,938	2,211,694	545,155	68,244
Investment income ratio*	0.00%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(43.24%)	(6.53%)	5.60%	6.32%	21.76%

(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

	Sub-Account
	Small Company Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	266,337	103,645	187	—
Units issued	241,808	189,323	114,103	194
Units redeemed	(79,513)	(26,631)	(10,645)	(7)

Units, end of period	428,632	266,337	103,645	187

Unit value, end of period $	9.67	13.25	13.41	11.61
Assets, end of period $	4,144,846	3,529,955	1,389,495	2,176
Investment income ratio*	0.86%	0.16%	0.02%	0.00%
Total return, lowest to highest**	(29.59%) to (27.05%)	(2.27%) to (1.14%)	5.55% to 15.50%	5.47%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

157

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Small Company Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,112,314	1,212,971	1,245,748	1,260,713	1,150,161
Units issued	261,080	192,846	154,295	187,060	308,204
Units redeemed	(389,455)	(293,503)	(187,072)	(202,025)	(197,652)

Units, end of period	983,939	1,112,314	1,212,971	1,245,748	1,260,713

Unit value, end of period $	14.57	19.98	20.22	17.52	16.36
Assets, end of period $	14,337,181	22,218,148	24,522,007	21,820,203	20,631,270
Investment income ratio*	0.71%	0.14%	0.06%	0.26%	0.16%
Total return, lowest to highest**	(27.05%)	(1.19%)	15.42%	7.04%	25.19%

	Sub-Account
	Strategic Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	94,407	8,781	—
Units issued	81,244	107,814	9,607
Units redeemed	(31,941)	(22,188)	(826)

Units, end of period	143,710	94,407	8,781

Unit value, end of period $	9.23	10.99	10.99
Assets, end of period $	1,325,891	1,037,727	96,498
Investment income ratio*	8.15%	10.36%	1.21%
Total return, lowest to highest**	(16.29%) to (9.37%)	0.02% to 2.07%	6.69% to 7.25%

(a)	Fund available in prior year but no activity.

158

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Strategic Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	514,604	506,732	475,070	472,670	454,870
Units issued	22,955	78,328	87,186	51,793	88,124
Units redeemed	(109,158)	(70,456)	(55,524)	(49,393)	(70,324)

Units, end of period	428,401	514,604	506,732	475,070	472,670

Unit value, end of period $	19.49	23.23	23.26	21.73	21.16
Assets, end of period $	8,350,339	11,952,294	11,787,711	10,322,942	10,001,024
Investment income ratio*	6.78%	9.25%	6.50%	2.75%	3.75%
Total return, lowest to highest**	(16.08%)	(0.15%)	7.06%	2.70%	6.67%

	Sub-Account
	Strategic Income Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	109,219	7,198	515	—
Units issued	103,622	156,738	11,672	515
Units redeemed	(26,236)	(54,717)	(4,989)	—

Units, end of period	186,605	109,219	7,198	515

Unit value, end of period $	10.36	11.33	10.70	10.28
Assets, end of period $	1,932,692	1,237,215	77,024	5,292
Investment income ratio*	11.96%	3.04%	6.15%	69.96%
Total return, lowest to highest**	(10.62%) to (8.05%)	3.96% to 5.85%	2.73% to 4.08%	1.23%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

159

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Strategic Income Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	81,469	54,207	18,409	3,766	—
Units issued	26,789	38,500	39,532	15,773	4,389
Units redeemed	(12,663)	(11,238)	(3,734)	(1,130)	(623)

Units, end of period	95,595	81,469	54,207	18,409	3,766

Unit value, end of period $	14.01	15.33	14.48	13.93	13.62
Assets, end of period $	1,339,349	1,248,960	784,930	256,383	51,273
Investment income ratio*	10.96%	2.74%	4.57%	6.20%	3.65%
Total return, lowest to highest**	(8.61%)	5.88%	3.97%	2.28%	8.93%

(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

	Sub-Account
	Total Bond Market Trust B Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (g)	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	135,088	10,174	—	—
Units issued	181,899	152,876	10,718	1
Units redeemed	(110,518)	(27,962)	(544)	(1)

Units, end of period	206,469	135,088	10,174	—

Unit value, end of period $	18.01	17.03	15.89	15.27
Assets, end of period $	3,718,773	2,299,903	161,697	6
Investment income ratio*	5.73%	12.97%	0.12%	0.00%
Total return, lowest to highest**	3.41% to 5.79%	5.28% to 7.13%	4.07% to 4.95%	0.39%

(g)	Fund renamed on October 1, 2007. Previously known as Bond Index Trust B.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

160

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Total Return Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	336,127	112,748	207	—
Units issued	585,903	293,781	127,574	225
Units redeemed	(113,359)	(70,402)	(15,033)	(18)

Units, end of period	808,671	336,127	112,748	207

Unit value, end of period $	12.71	12.37	11.39	10.99
Assets, end of period $	10,281,839	4,159,047	1,284,476	2,274
Investment income ratio*	5.66%	9.08%	0.34%	0.00%
Total return, lowest to highest**	(0.76%) to 2.76%	7.18% to 8.61%	3.67% to 4.15%	(0.07%)

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Total Return Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,124,031	1,170,580	1,115,248	1,021,035	1,051,424
Units issued	304,957	157,071	159,856	158,392	163,844
Units redeemed	(292,280)	(203,620)	(104,524)	(64,179)	(194,233)

Units, end of period	1,136,708	1,124,031	1,170,580	1,115,248	1,021,035

Unit value, end of period $	21.22	20.65	19.04	18.37	17.93
Assets, end of period $	24,125,362	23,214,442	22,283,837	20,493,352	18,308,958
Investment income ratio*	4.77%	7.57%	3.34%	2.28%	3.84%
Total return, lowest to highest**	2.77%	8.49%	3.60%	2.48%	4.96%

161

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Total Stock Market Index Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	29,310	11,816	151	—
Units issued	35,873	33,080	18,251	151
Units redeemed	(17,128)	(15,586)	(6,586)	—

Units, end of period	48,055	29,310	11,816	151

Unit value, end of period $	30.58	48.65	46.25	40.10
Assets, end of period $	1,469,405	1,425,887	546,447	6,036
Investment income ratio*	1.99%	2.76%	0.06%	0.00%
Total return, lowest to highest**	(37.15%) to (25.73%)	1.41% to 5.19%	12.21% to 15.33%	3.30%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Total Stock Market Index Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	537,176	511,025	498,306	503,811	391,161
Units issued	58,855	66,195	75,161	90,402	192,234
Units redeemed	(69,269)	(40,044)	(62,442)	(95,907)	(79,584)

Units, end of period	526,762	537,176	511,025	498,306	503,811

Unit value, end of period $	9.21	14.66	13.94	12.09	11.44
Assets, end of period $	4,849,169	7,874,116	7,122,081	6,023,552	5,762,135
Investment income ratio*	1.63%	2.22%	0.93%	1.07%	0.58%
Total return, lowest to highest**	(37.20%)	5.18%	15.29%	5.70%	11.73%

162

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Turner Core Growth Trust
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	24,122	506	—
Units issued	36,821	25,433	653
Units redeemed	(25,460)	(1,817)	(147)

Units, end of period	35,483	24,122	506

Unit value, end of period $	16.72	32.76	26.76
Assets, end of period $	593,204	790,298	13,557
Investment income ratio*	0.02%	0.79%	1.67%
Total return, lowest to highest**	(48.97%) to (29.61%)	13.70% to 22.43%	3.17% to 8.52%

(a)	Fund available in prior year but no activity.

	Sub-Account
	U.S. Core Trust Series 0
	Year Ended Dec. 31/08 (t)	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (u)	Year Ended Dec. 31/05 (b)
Units, beginning of period	41,165	18,108	585	—
Units issued	17,823	29,854	20,589	608
Units redeemed	(58,988)	(6,797)	(3,066)	(23)

Units, end of period	—	41,165	18,108	585

Unit value, end of period $	7.76	11.64	11.49	10.52
Assets, end of period $	—	479,315	208,118	6,151
Investment income ratio*	1.56%	2.55%	1.27%	0.00%
Total return, lowest to highest**	(33.37%) to (21.24%)	0.22% to 1.31%	7.97% to 10.74%	1.88%

(t)	Terminated as an investment option and funds transferred to Fundamental Value Trust on November 10, 2008.
(u)	Fund renamed on May 1, 2006. Previously known as Growth & Income Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

163

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	U.S. Core Trust Series 1
	Year Ended Dec. 31/08 (t)	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (u)	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,676,222	1,964,359	2,228,980	2,469,930	2,677,391
Units issued	35,716	62,365	59,817	117,404	144,437
Units redeemed	(1,711,938)	(350,502)	(324,438)	(358,354)	(351,898)

Units, end of period	—	1,676,222	1,964,359	2,228,980	2,469,930

Unit value, end of period $	14.86	22.31	22.03	20.18	19.77
Assets, end of period $	—	37,387,276	43,266,764	44,970,116	48,840,004
Investment income ratio*	1.29%	2.22%	1.22%	1.38%	0.86%
Total return, lowest to highest**	(33.39%)	1.27%	9.18%	2.04%	6.78%

(t)	Terminated as an investment option and funds transferred to Fundamental Value Trust on November 10, 2008.
(u)	Fund renamed on May 1, 2006. Previously known as Growth & Income Trust.

	Sub-Account
	U.S. Global Leaders Growth Trust Series 0
	Year Ended Dec. 31/08 (af)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	22,644	3,895	49	—
Units issued	12,685	23,619	4,034	49
Units redeemed	(35,329)	(4,870)	(188)	—

Units, end of period	—	22,644	3,895	49

Unit value, end of period $	11.60	11.51	11.10	10.90
Assets, end of period $	—	260,696	43,231	530
Investment income ratio*	0.32%	1.97%	0.00%	1.81%
Total return, lowest to highest**	0.73%	3.72% to 4.85%	1.81% to 6.90%	1.93%

(af)	Terminated as an investment option and funds transferred to Blue Chip Growth Trust on April 28, 2008.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

164

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	U.S. Global Leaders Growth Trust Series 1
	Year Ended Dec. 31/08 (af)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	140,430	139,449	204,597	9,299	—
Units issued	14,865	22,982	31,551	219,589	11,925
Units redeemed	(155,295)	(22,001)	(96,699)	(24,291)	(2,626)

Units, end of period	—	140,430	139,449	204,597	9,299

Unit value, end of period $	14.16	14.08	13.58	13.34	13.23
Assets, end of period $	—	1,976,766	1,894,209	2,729,838	123,009
Investment income ratio*	0.37%	1.31%	0.00%	0.23%	1.17%
Total return, lowest to highest**	0.63%	3.63%	1.81%	0.87%	5.82%

(af)	Terminated as an investment option and funds transferred to Blue Chip Growth Trust on April 28, 2008.
(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

	Sub-Account
	U.S. Government Securities Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	35,230	3,488	—
Units issued	247,542	57,871	5,259
Units redeemed	(37,141)	(26,129)	(1,771)

Units, end of period	245,631	35,230	3,488

Unit value, end of period $	12.45	12.64	12.24
Assets, end of period $	3,059,141	445,142	42,688
Investment income ratio*	9.59%	9.75%	0.76%
Total return, lowest to highest**	(1.44%) to 2.87%	2.42% to 3.25%	4.24% to 4.74%

(a)	Fund available in prior year but no activity.

165

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	U.S. Government Securities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	771,359	733,672	773,526	941,170	1,240,879
Units issued	134,861	226,897	57,942	56,823	124,017
Units redeemed	(230,556)	(189,210)	(97,796)	(224,467)	(423,726)

Units, end of period	675,664	771,359	733,672	773,526	941,170

Unit value, end of period $	17.23	17.48	16.94	16.23	15.98
Assets, end of period $	11,643,008	13,481,617	12,431,478	12,555,989	15,039,513
Investment income ratio*	3.67%	8.15%	4.94%	1.81%	2.10%
Total return, lowest to highest**	(1.41%)	3.15%	4.39%	1.58%	2.89%

	Sub-Account
	U.S. High Yield Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	33,326	3,854	—	—
Units issued	93,756	33,298	4,937	—
Units redeemed	(27,306)	(3,826)	(1,083)	—

Units, end of period	99,776	33,326	3,854	—

Unit value, end of period $	9.31	11.76	11.42	10.42
Assets, end of period $	928,594	391,865	44,001	3
Investment income ratio*	7.44%	11.70%	0.41%	0.00%
Total return, lowest to highest**	(21.56%) to (19.03%)	3.00% to 3.60%	6.52% to 9.60%	1.17%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

166

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	U.S. High Yield Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	41,283	63,180	371	—
Units issued	52,769	45,222	316,818	372
Units redeemed	(6,210)	(67,119)	(254,009)	(1)

Units, end of period	87,842	41,283	63,180	371

Unit value, end of period $	11.60	14.66	14.25	13.01
Assets, end of period $	1,019,425	605,496	900,741	4,822
Investment income ratio*	6.32%	8.89%	0.06%	0.00%
Total return, lowest to highest**	(20.86%)	2.86%	9.57%	4.08%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	U.S. Large Cap Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	127,891	20,867	4	—
Units issued	159,133	125,664	25,907	5
Units redeemed	(55,180)	(18,640)	(5,044)	(1)

Units, end of period	231,844	127,891	20,867	4

Unit value, end of period $	7.57	12.37	12.41	11.21
Assets, end of period $	1,754,338	1,582,484	258,878	44
Investment income ratio*	3.27%	1.47%	0.03%	0.00%
Total return, lowest to highest**	(38.85%) to (23.68%)	(3.98%) to (0.26%)	7.68% to 10.68%	3.58%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

167

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	U.S. Large Cap Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	2,792,574	3,105,894	3,446,247	3,711,231	1,199,921
Units issued	74,470	187,105	65,275	111,873	3,153,720
Units redeemed	(364,652)	(500,425)	(405,628)	(376,857)	(642,410)

Units, end of period	2,502,392	2,792,574	3,105,894	3,446,247	3,711,231

Unit value, end of period $	10.29	16.83	16.89	15.26	14.43
Assets, end of period $	25,745,973	47,013,690	52,467,049	52,609,938	53,540,709
Investment income ratio*	2.33%	1.08%	0.57%	0.43%	0.14%
Total return, lowest to highest**	(38.88%)	(0.34%)	10.66%	5.81%	9.39%

	Sub-Account
	Utilities Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	96,715	19,690	47	—
Units issued	136,730	110,966	21,615	49
Units redeemed	(33,924)	(33,941)	(1,972)	(2)

Units, end of period	199,521	96,715	19,690	47

Unit value, end of period $	11.89	19.33	15.17	11.57
Assets, end of period $	2,371,852	1,869,476	298,683	547
Investment income ratio*	3.88%	2.35%	0.10%	0.00%
Total return, lowest to highest**	(38.50%) to (21.20%)	12.22% to 27.43%	25.74% to 31.06%	3.87%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

168

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Utilities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	369,846	507,965	214,242	262,919	86,095
Units issued	349,679	372,247	461,446	295,499	229,797
Units redeemed	(464,716)	(510,366)	(167,723)	(344,176)	(52,973)

Units, end of period	254,809	369,846	507,965	214,242	262,919

Unit value, end of period $	14.88	24.26	19.04	14.54	12.44
Assets, end of period $	3,792,853	8,972,614	9,672,916	3,114,125	3,271,438
Investment income ratio*	3.19%	2.06%	1.34%	0.45%	0.63%
Total return, lowest to highest**	(38.65%)	27.40%	31.00%	16.82%	29.42%

	Sub-Account
	Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	123,649	18,887	46	—
Units issued	99,852	137,891	22,949	46
Units redeemed	(54,945)	(33,129)	(4,108)	—

Units, end of period	168,556	123,649	18,887	46

Unit value, end of period $	8.90	15.05	13.90	11.48
Assets, end of period $	1,500,468	1,860,649	262,517	527
Investment income ratio*	1.26%	1.55%	0.08%	0.00%
Total return, lowest to highest**	(40.84%) to (28.53%)	(0.18%) to 8.26%	13.77% to 21.03%	5.54%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

169

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	677,246	792,456	800,166	857,071	927,735
Units issued	25,260	56,113	175,256	64,856	103,866
Units redeemed	(90,403)	(171,323)	(182,966)	(121,761)	(174,530)

Units, end of period	612,103	677,246	792,456	800,166	857,071

Unit value, end of period $	19.14	32.36	29.90	24.71	21.95
Assets, end of period $	11,712,280	21,916,100	23,697,339	19,767,664	18,811,290
Investment income ratio*	1.08%	1.34%	0.37%	0.62%	0.60%
Total return, lowest to highest**	(40.87%)	8.22%	21.04%	12.56%	15.18%

170

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

(*)	These ratios, which are not annualized, represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Trust portfolio, net of management fees assessed by the Trust portfolio adviser, divided by the average net assets of the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declarations of dividends by the underlying Trust portfolio in which the sub-accounts invest. It is the practice of the Trusts, for income tax reasons, to declare dividends in April for investment income received in the previous calendar year for all sub-accounts of the Trust except for the Money Market Trust which declares and reinvests dividends on a daily basis. Any dividend distribution received from a sub-account of the Trust is reinvested immediately, at the net asset value, in shares of that sub-account and retained as assets of the corresponding sub-account so that the unit value of the sub-account is not affected by the declaration and reinvestment of dividends.
(**)	These ratios, which are not annualized, represent the total return for the period indicated, including changes in the value of the underlying Trust portfolio. There are no expenses of the Account that result in a direct reduction in unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

171

Prospectus dated May 1, 2009

John Hancock Life Insurance Company (U.S.A.)

Separate Account A

EPVUL

A Flexible Premium Variable Life Insurance Policy

500 Index	Emerging Small Company
500 Index B	Equity-Income	Mid Value
Active Bond	Financial Services	Money Market
Franklin Templeton Founding Allocation
All Cap Core	Fundamental Value	Natural Resources
All Cap Growth	Global	Optimized All Cap
All Cap Value	Global Allocation	Optimized Value
Alpha Opportunities	Global Bond	Pacific Rim
American Asset Allocation	Global Real Estate	PIMCO VIT All Asset
American Blue Chip Income and Growth	Health Sciences	Real Estate Securities
American Bond	High Yield	Real Return Bond
American Diversified Growth and Income		Science & Technology
American Fundamental Holdings	International Core	Small Cap Growth
American Global Diversification	International Equity Index A	Small Cap Index
American Growth	International Opportunities	Small Cap Opportunities
American Growth-Income	International Small Cap	Small Cap Value
American International	International Value
American New World	Investment Quality Bond	Small Company Value
Balanced		Strategic Bond
Blue Chip Growth	Large Cap	Strategic Income
Capital Appreciation	Large Cap Value	Total Return
Capital Appreciation Value	Lifestyle Aggressive	Total Stock Market Index
	Lifestyle Balanced	U.S. Government Securities
Core Allocation Plus	Lifestyle Conservative	U.S. High Yield Bond
Core Bond	Lifestyle Growth
	Lifestyle Moderate	Utilities
Core Strategy	Mid Cap Index	Value
Disciplined Diversification	Mid Cap Intersection
Mid Cap Stock

* * * * * * * * * * * *

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

2

This prospectus does not constitute an offering in any jurisdiction where it would not be lawful. You should rely on the information contained in this prospectus, the Portfolio prospectuses, or the corresponding Statements of Additional Information. We have not authorized anyone to provide you with information that is different.

The purpose of this variable life insurance policy is to provide insurance protection for the beneficiary named therein. No claim is made that this variable life insurance policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

Examine this prospectus carefully. The Policy Summary will briefly describe the Policy. More detailed information will be found further in the prospectus.

3

RISKS/BENEFITS SUMMARY

Benefits

Some of the benefits of purchasing the Policy are described below.

Death Benefit Protection. This prospectus describes a flexible premium variable life insurance policy, which provides for a death benefit payable to the beneficiary of the Policy upon the death of the insured. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if death benefit protection is not one of your financial planning objectives, as there are additional costs and expenses in providing the insurance.

Access To Your Policy Values. Variable life insurance offers access to Policy Value. You may borrow against your Policy, or surrender all, or a portion of your policy through a partial withdrawal. There are limitations to partial withdrawals, details of which may be found in this prospectus under “Policy Surrender and Partial Withdrawals.”

Tax Deferred Accumulation. Variable life insurance has several tax advantages under current tax laws. For example, Policy Value accumulates on a tax-deferred basis and a transfer of values from one sub-account to another within the Policy generates no taxable gain or loss. Any investment income and realized capital gains within a sub-account or interest from the Fixed Account are automatically reinvested without being taxed to the policyowner.

Investment Options. In addition to the Fixed Account, the Policy provides for access to a number of variable investment options, which permit you to reallocate your Policy Value to meet your changing personal objectives, goals, and investment conditions. Information regarding each investment option may be found in the Portfolio prospectuses.

Flexibility. The policy is a flexible premium variable life insurance policy in which varying premium payments are permitted. You may select death benefit options, and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy.

Risks

Some of the risks of purchasing the Policy are described below.

Fluctuating Investment Performance. Policy Values invested in a sub-account are not guaranteed and will increase and decrease according to investment performance. You assume the investment risk of Policy Value allocated to the sub-accounts. A comprehensive discussion of each sub-account’s objective and risk is found in the Portfolio prospectuses. You should review this prospectus carefully before allocating Policy Value to any sub-accounts.

Unsuitable for Short-Term Investment. The Policy is intended for long-term financial planning, and is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.

Policy Lapse. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if the Policy Value is too low in relation to the insurance amount, if investment results are less favorable than anticipated or if extensive policy loans are taken, unless the Policy is covered by the No-Lapse Guarantee. A Policy lapse could have adverse tax consequences since the amount received (including any loans) less the investment in the Policy may be treated as ordinary income subject to tax. Since withdrawals reduce your Policy Value, withdrawals increase the risk of lapse.

Decreasing Death Benefit. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy’s death benefit.

Adverse Consequences of Early Surrender. There are surrender charges assessed if you surrender your Policy in the first 10-15 years from the purchase of the Policy or the effective date of a Face Amount increase. Depending on the amount of premium paid and the Policy Value at the time of surrender, there may be little or no Net Cash Surrender Value paid to you when the Policy is surrendered.

Adverse Tax Consequences. You should always consult a tax adviser about the application of federal and state tax law to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change.

4

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by the prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value between investment options.

Transaction fees
Charge	When charge is Deducted	Amount deducted
Maximum Sales Charge Imposed on Premium (Load)	Upon receipt of premium	7.5% of each premium paid during the first 10 Policy Years*
8.5% of each premium paid during the first 10 Policy Years if the Cash Value Enhancement Rider is elected**
3.25% of each premium paid during the first 10 Policy Years if the Cash Value Enhancement Plus Rider is elected***
Maximum Surrender Charge (Load)	Upon withdrawal, surrender or Policy lapse	The maximum Surrender Charge per $1000 of Face Amount is $44.17**** A Surrender Charge is assessed during the first 10-15 years following the Policy Date or the effective date of a Face Amount increase and is based upon the Face Amount of the Policy.
Transfer Fees	Upon transfer	$25 (only applies to transfers in excess of 12 in a Policy Year)
Dollar Cost Averaging	Upon Transfer	Guaranteed Current	$5.00 $0.00
Asset Allocation Balancer	Upon Transfer	Guaranteed Current	$15.00 $0.00
*	5% thereafter.

**	5.5% thereafter.

***	2.25% thereafter

****	If the Policy is issued with a Cash Value Enhancement Rider, the Surrender Charge calculated as described above is reduced by 90% for a surrender or lapse occurring in the first Policy Year, 80% in the second Policy Year, 60% in the third Policy Year, 40% in the fourth Policy Year and 20% in the fifth Policy Year. If the Policy is issued with a Cash Value Enhancement Plus Rider, there is no Surrender Charge.

The next table describes the fees and expenses (on a guaranteed basis) that you will pay periodically during the time that you own the Policy, not including fees and expenses of the Portfolios, the underlying variable investment options for your Policy.

5

Charges other than those of the portfolios
Charge	When charge is Deducted	Amount deducted
Cost of Insurance*	Monthly	Minimum and Maximum Charge	The possible range of the cost of insurance is from $0.00 to $83.33 per $1,000 of the net amount at risk.
		Charge for a Representative Policyowner (a 35 year old preferred non-smoking male)	$0.01 per $1,000 of the net amount at risk
Asset Based Risk Charge (Contracts with No Cash Value Enhancement Rider)	Monthly	Guaranteed	0.03% monthly (0.30% annually)
		Current	0%
Asset Based Risk Charge (Contracts with Cash Value Enhancement Rider)	Monthly	Guaranteed	0.03% monthly (0.30% annually)
		Current	0%
Asset Based Risk Charge (Contracts with Cash Value Enhancement Plus Rider)	Monthly	Guaranteed First 15 Policy Years	0.11% monthly (1.30% annually)
		Guaranteed Policy Years 16 and After	0.05% monthly (0.55% annually)
		Current First 15 Policy Years	0.08% monthly (1.0% annually)
		Current Policy Years 16 and After	0.02% monthly (0.25% annually)
Face Amount Charge Death Benefit Option 1	Monthly	Maximum	$1.18 per $1000 of Face Amount
		Minimum	$0.08 per $1000 of Face Amount
		Charge for a Representative Policyowner (a 35 year old preferred non-smoking male)	$0.11 per $1,000 of Face Amount
Face Amount Charge Death Benefit Option 2	Monthly	Maximum	$0.83 per $1000 of Face Amount
		Minimum	$0.04 per $1000 of Face Amount
		Charge for a Representative Policyowner (a 35 year old preferred non-smoking male)	$0.11 per $1,000 of Face Amount

6

Administration Charge	Monthly		$40 per Policy Month**
Optional Term Rider*	Monthly	Minimum and Maximum Charge	The possible range of the cost of insurance is from $0.00 to $83.33 per $1,000 of the net amount at risk.
		Charge for a Representative Policyowner (a 35 year old preferred non-smoking male)	$0.08 per $1,000 of the net amount at risk
Optional Return of Premium Death Benefit Rider	Monthly	Minimum and Maximum Charge	The possible range of the cost of insurance is from $0.00 to $83.33 per $1,000 of the net amount at risk.
		Charge for a Representative Policyowner (a 35 year old preferred non-smoking male)	$0.012 per $1,000 of the net amount at risk
Loan Interest Rate (Net)	Annually	1.25%***
*	The cost of insurance varies based on individual characteristics and the charges shown in the table may not be representative of the charge a particular Policyowner will pay. Information regarding your individual cost of insurance charges may be found in your Policy.

**	First 5 policy years. $20 per Policy Month thereafter.

***	First 10 Policy Years. 0% Policy Years 11 and after on a current basis (0.50% Policy Years 11 and after on a guaranteed basis).

The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment option offered through this prospectus, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets.

Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.50%	1.64%

The next table describes the fees and expenses for each of the portfolios. Except as indicated in the footnotes at the end of the table, the expenses are expressed as a percentage of the portfolio’s average net assets for the fiscal year ending December 31, 2008. Except for the 500 Index B and PIMCO VIT All Asset portfolios, all of the portfolios shown in the table are Series 1 shares that are subject to Rule 12b-1 fees. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for the portfolio.

As noted in the footnotes to the table, for certain portfolios John Hancock Investment Management Services, Inc. (the “Adviser”) has agreed to waive a portion of its fees or reimburse the portfolio for expenses when, and to the extent that, the net operating expenses exceed an agreed upon expense limitation. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement or waiver occurred.

7

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Operating Expenses [1]
500 Index[2,3]	0.46%	0.05%	0.03%	0.00%	0.54%
500 Index B4	0.47%	0.00%	0.03%	0.00%	0.50%
Active Bond[3]	0.60%	0.05%	0.04%	0.00%	0.69%
All Cap Core[3]	0.77%	0.05%	0.05%	0.00%	0.87%
All Cap Growth[3]	0.85%	0.05%	0.10%	0.00%	1.00%
All Cap Value[3]	0.85%	0.05%	0.09%	0.00%	0.99%
Alpha Opportunities[3,5]	1.02%	0.05%	0.04%	0.00%	1.11%
American Asset Allocation[6,7]	0.31%	0.60%	0.05%	0.00%	0.96%
American Blue Chip Income and Growth[6]	0.42%	0.60%	0.07%	0.00%	1.09%
American Bond[6]	0.39%	0.60%	0.05%	0.00%	1.04%
American Diversified Growth and Income[5,8]	0.05%	0.60%	0.04%	0.63%	1.32%
American Fundamental Holdings[5,8]	0.05%	0.60%	0.04%	0.40%	1.09%
American Global Diversification[5,8]	0.05%	0.60%	0.04%	0.63%	1.32%
American Growth[6]	0.32%	0.60%	0.05%	0.00%	0.97%
American Growth-Income[6]	0.27%	0.60%	0.05%	0.00%	0.92%
American International[6]	0.49%	0.60%	0.07%	0.00%	1.16%
American New World[5,6,7]	0.76%	0.60%	0.18%	0.00%	1.54%
Balanced[9]	0.84%	0.05%	0.07%	0.00%	0.96%
Blue Chip Growth[3,9]	0.81%	0.05%	0.04%	0.00%	0.90%
Capital Appreciation[3]	0.72%	0.05%	0.04%	0.00%	0.81%
Capital Appreciation Value[3,9,10]	0.95%	0.05%	0.15%	0.00%	1.15%
Core Allocation Plus[3,10]	0.92%	0.05%	0.22%	0.00%	1.19%
Core Bond[3,10]	0.64%	0.05%	0.07%	0.00%	0.76%
Core Strategy[11]	0.05%	0.05%	0.05%	0.52%	0.67%
Disciplined Diversification[3,12]	0.80%	0.05%	0.19%	0.00%	1.04%
Emerging Small Company[3]	0.97%	0.05%	0.08%	0.00%	1.10%
Equity-Income[3,9]	0.81%	0.05%	0.05%	0.00%	0.91%
Financial Services[3]	0.82%	0.05%	0.08%	0.00%	0.95%
Franklin Templeton Founding Allocation[13]	0.04%	0.05%	0.04%	0.83%	0.96%
Fundamental Value[3]	0.76%	0.05%	0.05%	0.00%	0.86%
Global[3,10,14,15]	0.81%	0.05%	0.11%	0.00%	0.97%
Global Allocation[3,10]	0.85%	0.05%	0.10%	0.05%	1.05%
Global Bond[3,10]	0.70%	0.05%	0.10%	0.00%	0.85%
Global Real Estate[3]	0.93%	0.05%	0.12%	0.00%	1.10%
Health Sciences[3,9,10]	1.05%	0.05%	0.08%	0.00%	1.18%
High Yield[3]	0.66%	0.05%	0.06%	0.00%	0.77%
International Core[3,10]	0.89%	0.05%	0.14%	0.00%	1.08%
International Equity Index A2, 3	0.53%	0.05%	0.05%	0.00%	0.63%
International Opportunities[3,10]	0.87%	0.05%	0.13%	0.00%	1.05%
International Small Cap[3,10]	0.94%	0.05%	0.16%	0.00%	1.15%
International Value[3,10,14]	0.81%	0.05%	0.14%	0.00%	1.00%
Investment Quality Bond[3]	0.59%	0.05%	0.09%	0.00%	0.73%
Large Cap[3]	0.72%	0.05%	0.03%	0.00%	0.80%
Large Cap Value[3]	0.81%	0.05%	0.05%	0.00%	0.91%
Lifestyle Aggressive	0.04%	0.05%	0.04%	0.86%	0.99%
Lifestyle Balanced	0.04%	0.05%	0.03%	0.76%	0.88%
Lifestyle Conservative	0.04%	0.05%	0.03%	0.71%	0.83%
Lifestyle Growth	0.04%	0.05%	0.03%	0.76%	0.88%
Lifestyle Moderate	0.04%	0.05%	0.03%	0.74%	0.86%

8

Mid Cap Index[2,3]	0.47%	0.05%	0.03%	0.00%	0.55%
Mid Cap Intersection[3]	0.87%	0.05%	0.06%	0.00%	0.98%
Mid Cap Stock[3]	0.84%	0.05%	0.05%	0.00%	0.94%
Mid Value[3,9]	0.98%	0.05%	0.10%	0.00%	1.13%
Money Market[3]	0.47%	0.05%	0.06%	0.00%	0.58%
Natural Resources[3]	1.00%	0.05%	0.08%	0.00%	1.13%
Optimized All Cap[3]	0.68%	0.05%	0.06%	0.00%	0.79%
Optimized Value[3]	0.65%	0.05%	0.05%	0.00%	0.75%
Pacific Rim[3,10]	0.80%	0.05%	0.25%	0.00%	1.10%
PIMCO VIT All Asset[16]	0.43%	0.25%	0.20%	0.76%	1.64%
Real Estate Securities[3]	0.70%	0.05%	0.05%	0.00%	0.80%
Real Return Bond[3,10,17]	0.68%	0.05%	0.06%	0.00%	0.79%
Science & Technology[3,9,10]	1.05%	0.05%	0.07%	0.00%	1.17%
Small Cap Growth[3]	1.06%	0.05%	0.08%	0.00%	1.19%
Small Cap Index[2,3]	0.49%	0.05%	0.04%	0.00%	0.58%
Small Cap Opportunities[3,14]	1.00%	0.05%	0.06%	0.00%	1.11%
Small Cap Value[3]	1.06%	0.05%	0.06%	0.00%	1.17%
Small Company Value[3,9]	1.02%	0.05%	0.06%	0.00%	1.13%
Strategic Bond[3,10]	0.67%	0.05%	0.06%	0.00%	0.78%
Strategic Income[3]	0.69%	0.05%	0.08%	0.00%	0.82%
Total Return[3,17]	0.69%	0.05%	0.06%	0.00%	0.80%
Total Stock Market Index[2,3]	0.49%	0.05%	0.04%	0.00%	0.58%
U.S. Government Securities[3]	0.61%	0.05%	0.09%	0.00%	0.75%
U.S. High Yield Bond[3]	0.73%	0.05%	0.06%	0.00%	0.84%
Utilities[3,10]	0.83%	0.05%	0.10%	0.00%	0.98%
Value[3]	0.74%	0.05%	0.06%	0.00%	0.85%

1 Total Operating Expenses may include fees and expenses incurred indirectly by a portfolio as a result of its investment in other investment companies (each an “Acquired Fund”), and in those cases the Total Operating Expenses will be expected to vary based upon an allocation of the portfolio’s assets among the Acquired Fund portfolios and upon the total annual operating expenses of these portfolios, and may be higher or lower than those shown in the table. The Total Operating Expenses shown in the table may not correlate to the portfolio’s ratio of expenses to average net assets shown in the financial highlights section in the prospectus for the portfolios, which does not include Acquired Fund fees and expenses. For the International Equity Index A portfolio, Total Operating Expenses include Acquired Fund fees and expenses which are less than 0.01%.

2 The Adviser has voluntarily agreed to reduce its advisory fee for a class of shares of the portfolio in an amount equal to the amount by which the ordinary expenses of such class of the portfolio exceed the expense limit (as a percentage of the average annual net assets of the portfolio attributable to the class) of 0.05% and, if necessary, to remit to that class of the portfolio an amount necessary to ensure that such expenses do not exceed that expense limit. Ordinary expenses means all the expenses of a class of the portfolio excluding advisory fees, 12b-1 fees, transfer agency fees and service fees, blue sky fees, taxes, portfolio brokerage commissions, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business. This expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to the Trust. This voluntary expense limitation may be terminated at any time. The fees shown in the table do not reflect this expense limitation. For more information, please refer to the prospectus for the underlying portfolios.

3 Effective January 1, 2006, the Adviser has voluntarily agreed to waive its advisory fee for certain portfolios or otherwise reimburse the expenses of those portfolios. The reimbursement will be equal, on an annualized basis, to 0.02% of that portion of the aggregate net assets of all the participating portfolios that exceeds $50 billion. The amount of the reimbursement will be calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. The fees shown in the table do not reflect this waiver. If all applicable waivers or reimbursements had been reflected, the net operating expenses for these portfolios would be as indicated below. For more information, please see the prospectus for the participating portfolios.

9

Portfolio	Net Operating Expenses
500 Index	0.54%
Active Bond	0.69%
All Cap Core	0.87%
All Cap Growth	1.00%
All Cap Value	0.99%
Alpha Opportunities	1.11%
Blue Chip Growth	0.90%
Capital Appreciation	0.81%
Capital Appreciation Value	1.15%
Core Allocation Plus	1.19%
Core Bond	0.76%
Disciplined Diversification	0.75%
Emerging Small Company	1.10%
Equity-Income	0.91%
Financial Services	0.95%
Fundamental Value	0.86%
Global Allocation	1.05%
Global Bond	0.85%
Global Real Estate	1.10%
Health Sciences	1.18%
High Yield	0.77%
International Core	1.08%
International Equity Index A	0.63%
International Opportunities	1.05%
International Small Cap	1.15%
International Value	0.98%
Investment Quality Bond	0.73%
Large Cap	0.80%
Large Cap Value	0.91%
Mid Cap Index	0.55%
Mid Cap Intersection	0.98%
Mid Cap Stock	0.94%
Mid Value	1.13%
Money Market	0.58%
Natural Resources	1.13%
Optimized All Cap	0.79%
Optimized Value	0.75%
Pacific Rim	1.10%
Real Estate Securities	0.80%
Real Return Bond	0.79%
Science & Technology	1.17%
Small Cap Growth	1.19%
Small Cap Index	0.58%
Small Cap Opportunities	1.11%
Small Cap Value	1.17%
Small Company Value	1.13%
Strategic Bond	0.78%
Strategic Income	0.82%
Total Return	0.80%
Total Stock Market Index	0.58%
U.S. Government Securities	0.75%
U.S. High Yield Bond	0.84%

10

Utilities	0.98%
Value	0.85%

4 John Hancock Trust (the “Trust”) sells shares of these portfolios only to certain variable life insurance and variable annuity separate accounts of ours and our affiliates. Each portfolio is subject to an agreement between the Trust and the Adviser under which the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the portfolio) in an amount so that the rate of the portfolio’s Total Operating Expenses does not exceed its net operating expenses as listed below. A portfolio’s Total Operating Expenses includes all of its ordinary operating expenses, including advisory fees and 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses (estimated at 0.01% or less of the portfolio’s average net assets) of the portfolio not incurred in the ordinary course of the portfolio’s business. Under the agreement, the Adviser’s obligation to provide the expense cap with respect to a particular portfolio will remain in effect until May 1, 2010 and will terminate after that date only if the Trust, without the prior written consent of the Adviser, sells shares of the portfolio to (or has shares of the portfolio held by) any person other than the variable life insurance or variable annuity separate accounts of ours or any of our affiliates that are specified in the agreement. The fees shown in the table do not reflect this expense cap. If this expense cap had been reflected, the net operating expense for the portfolio would be 0.25%. For more information, please see the prospectus for the portfolio.

5For portfolios that have not commenced operations or have inception dates of less than six months before December 31, 2008, expenses are estimated.

6Capital Research Management Company voluntarily waived a portion of its management fee from September 1, 2004 through December 31, 2008. The fees shown in the table do not reflect this waiver. See the financial highlights table in the American Funds Insurance Series’ prospectus or annual report for further information.

7The table reflects the fees and expenses of the master and feeder portfolios. The Adviser has contractually limited other ordinary expenses at the feeder portfolio level to 0.03% until May 1, 2010, and the table reflects this limit. Other portfolio level expenses consist of operating expenses of the portfolio, excluding adviser fees, 12b-1 fees, transfer agent fees, blue sky fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.

8The Adviser has contractually agreed to waive its management fee of 0.05% of average annual net assets until May 1, 2010. The fees shown in the table do not reflect this waiver. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the American Diversified Growth and Income, American Fundamental Holdings and American Global Diversification portfolios would be 1.27%, 1.04% and 1.27%, respectively.

9T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for certain portfolios. This waiver is based on the combined average daily net assets of these portfolios and the following funds of John Hancock Funds II: Blue Chip Growth, Equity-Income, Mid Value, Small Company Value, Spectrum Income and Real Estate Equity portfolios. The John Hancock Funds II portfolios are not offered under your policy. Based on the combined average daily net assets of the portfolios, the percentage fee reduction (as a percentage of the subadvisory fee) is as follows: 0% for the first $750 million, 5% for the next $750 million, 7.5% for the next $1.5 billion, and 10% if over $3 billion. The Adviser has also voluntarily agreed to reduce the advisory fee for each portfolio by the amount that the subadvisory fee is reduced. These voluntary fee waivers may be terminated by T. Rowe Price or the Adviser at any time. The fees shown in the table do not reflect these waivers. For more information, please see the prospectus for the underlying portfolios.

10 Other Expenses reflect an estimated expense based on a new custody fee pursuant to an agreement between the Trust and its custodian, which became effective on April 1, 2009.

11The Adviser has contractually agreed to reimburse ordinary expenses of the portfolio that exceed 0.02% of the average annual net assets of the portfolio. Expenses include all expenses of the portfolio except 12b-1 fees, underlying portfolio expenses, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This

11

reimbursement may be terminated any time after May 1, 2010. The fees shown in the table do not reflect this reimbursement. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the portfolio would be 0.59%. For more information, please see the prospectus for the underlying portfolio.

12The Adviser has contractually agreed to reimburse ordinary expenses of the portfolio that exceed 0.70% of the average annual net assets of the portfolio. Expenses include all expenses of the portfolio except 12b-1 fees, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This contractual reimbursement will be in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the Trust. The fees shown in the table do not reflect this reimbursement. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the portfolio would be 0.75%. For more information, please see the prospectus for the underlying portfolio.

13The Adviser has contractually agreed to limit ordinary portfolio expenses to 0.025% until May 1, 2010. Portfolio expenses include advisory fees and other ordinary operating expenses of the portfolio, but exclude 12b-1fees, underlying fund expenses, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The fees shown in the table do not reflect this waiver. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the portfolio would be 0.91%. For more information, please see the prospectus for the underlying portfolio.

14The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the portfolio does not exceed 0.45% of the portfolio’s average net assets. This advisory fee waiver will remain in place until May 1, 2010. The fees shown in the table do not reflect this waiver. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the Global, International Value and Small Cap Opportunities portfolios would be 0.96%, 0.98% and 1.11%, respectively. For more information, please see the prospectus for the underlying portfolios.

15The Adviser has contractually agreed to reduce its advisory fee for a class of shares of the portfolio in an amount equal to the amount by which the ordinary expenses of such class of the portfolio exceed the expense limit (as a percentage of the average annual net assets of the portfolio attributable to the class) of 0.15% and, if necessary, to remit to that class of the portfolio an amount necessary to ensure that such expenses do not exceed that expense limit. Ordinary expenses means all the expenses of a class of a portfolio excluding advisory fees, 12b-1 fees, transfer agency fees and service fees, blue sky fees, taxes, portfolio brokerage commissions, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business. This contractual reimbursement will be in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the portfolio. The fees shown in the table do not reflect this reimbursement. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the portfolio would be 0.96%. For more information, please see the prospectus for the underlying portfolio.

16Management Fees for the PIMCO VIT All Asset portfolio reflect an advisory fee and supervisory and administrative fee payable by the portfolio to Pacific Investment Management Company LLC (“PIMCO”). Other Expenses reflect a service fee of 0.20%. Acquired Fund fees and expenses for the portfolio are based upon an allocation of the portfolio’s assets among the underlying portfolios and upon the total annual operating expenses of the Institutional Class of these underlying portfolios. Acquired Fund fees and expenses will vary with changes in the expenses of the underlying portfolios, as well as allocation of the portfolio’s assets, and may be higher or lower than those shown in the table. For a listing of the expenses associated with each underlying portfolio for the most recent fiscal year, please refer to the prospectus for the underlying portfolio. PIMCO has contractually agreed through May 1, 2010 to reduce its advisory fee to the extent that the underlying portfolio expenses attributable to advisory, supervisory and administrative fees exceed 0.64% of the total assets invested in the underlying portfolios. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. This expense reduction is implemented based on a calculation of Acquired Fund fees and expenses attributable to advisory, supervisory and administrative fees that are different from the calculation of Acquired Fund fees and expenses shown in the table. The fees in the table do not reflect this expense reduction. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the portfolio would be 1.62%. For more information, please see the prospectus for the underlying portfolio.

12

17Other Expenses reflect the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales.

TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS

When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Trust (the “Trust” or “JHT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) with respect to the PIMCO VIT All Asset portfolio) and hold the shares in a subaccount of the Separate Account. The Fee Tables show the investment management fees, Rule 12b-1 fees and other operating expenses for these portfolio shares as a percentage (rounded to two decimal places) of each portfolio’s average net assets for 2008, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select.

The John Hancock Trust and the PIMCO Trust are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.

Each of the American Asset Allocation, American Blue Chip Income and Growth, American Bond, American Diversified Growth and Income, American Global Diversification, American Growth-Income, American Growth, American New World, American Fundamental Holdings, and American International portfolios invests in shares of the corresponding investment portfolio of the Trust and is subject to a 0.60% Rule 12b-1 fee. The American Asset Allocation, American Growth, American International, American Growth-Income, American New World, American Blue Chip Income and Growth and American Bond portfolios operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the “American” portfolios of the Trust for the marketing support services it provides.

The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. The amount of this compensation is based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.

The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment option.

The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios’ investment advisers and

13

managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.

The portfolios available under the policies are as described in the following table:

Portfolio	Portfolio Manager	Investment Objective and Strategy
500 Index	MFC Global Investment Management (U.S.A.) Limited

To seek to approximate the aggregate total return of a broad-based U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index* and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the portfolio’s investments in certain instruments, such as index futures, total return swaps and exchanged traded portfolios (“ETFs”) have similar economic characteristics to investments that are in the S&P 500 Index.

500 Index B	MFC Global Investment Management (U.S.A.) Limited

To seek to approximate the aggregate total return of a broad-based U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index* and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the portfolio’s investments in certain instruments, such as index futures, total return swaps and exchanged traded portfolios (“ETFs”) have similar economic characteristics to investments that are in the S&P 500 Index.

Active Bond	Declaration Management & Research LLC/ MFC Global Investment Management (U.S.), LLC

To seek to provide income and capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments.

All Cap Core	Deutsche Investment Management Americas Inc.

To seek long-term growth of capital. Under normal market conditions, the portfolio invests in common stocks, other equity securities and other asset classes of those companies within the Russell 3000 Index.*

All Cap Growth	Invesco AIM Capital Management, Inc.

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests its assets principally in common stocks of companies of all market capitalizations. The subadviser focuses on stocks of companies exhibiting long-term sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations.

All Cap Value	Lord, Abbett & Co., LLC	To seek capital appreciation. Under normal market conditions, the portfolio invests in equity securities of U.S. and multinational

14

companies in all capitalization ranges that the subadviser believes are undervalued. The portfolio will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index.* This range varies daily. The portfolio will invest the remainder of its assets in mid-sized and small company securities.

Alpha Opportunities	Wellington Management Company, LLP

To seek long-term total return. The portfolio employs a “multiple sleeve structure” which means the portfolio has several components that are managed separately in different styles. The portfolio seeks to attain its objective by combining these different component styles into a single portfolio.

American Asset Allocation	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term. The portfolio invests all of its assets in Class 1 shares of the master fund, the Asset Allocation Fund, a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments. In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody’s and BB or below by S&P or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.” The master fund is designed for investors seeking above-average total return.

American Blue Chip Income and Growth	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index*) and to provide an opportunity for growth of principal consistent with sound common stock investing. The portfolio invests all of its assets in Class 1 shares of the master fund, the Blue Chip Income and Growth portfolio, a series of American Funds Insurance Series. The master portfolio invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The master fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, as long as they are listed or traded in the U.S. The master portfolio will invest, under normal market conditions, at least 90% of its assets in equity securities. The portfolio is designed for investors seeking both income and capital appreciation.

American Bond	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to maximize current income and preserve capital. The portfolio invests all of its assets in Class 1 shares of the master fund, the Bond portfolio, a series of American Funds Insurance Series. The master fund normally invests at least 80% of its net assets (plus borrowing for investment purposes) in bonds. The master fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in bonds that are rated Ba 1 or below by Moody’s and BB+ or below by S&P or that are unrated but determined to be of equivalent quality (so called “junk bonds”). It may invest in bonds of issuers domiciled outside the

15

U.S. The portfolio may also invest up to 20% of its assets in preferred stocks, including convertible and non-convertible preferred stocks. The portfolio is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.
American Diversified Growth and Income	MFC Global Investment Management (U.S.A.) Limited

To seek long term growth of capital and income. The portfolio invests in underlying portfolios as well as other types of investments. Under normal market conditions, the portfolio will generally invest between 70% and 80% of its assets in equity securities, which include securities held by the underlying portfolios, and between 20% and 30% of its assets in fixed income securities, which include securities held by the underlying portfolios.

American Fundamental Holdings	MFC Global Investment Management (U.S.A.) Limited

To seek long term growth of capital. The portfolio invests in underlying portfolios as well as other types of investments. The portfolio operates as a fund of funds and currently invests primarily in four underlying portfolios of the American Funds Insurance Series: Bond portfolio, Growth portfolio, Growth-Income portfolio, and International portfolio. The portfolio is permitted to invest in six other underlying portfolios of the American Funds Insurance Series: Asset Allocation portfolio, Blue Chip Income and Growth portfolio, Global Growth portfolio, Global Small Capitalization portfolio, High-Income Bond portfolio, and New World portfolio as well as other underlying portfolios. When purchasing shares of the American Funds Insurance Series, the portfolio only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

American Global Diversification	MFC Global Investment Management (U.S.A.) Limited

To seek long term growth of capital. The portfolio invests in underlying portfolios as well as other types of investments. Under normal market conditions, the portfolio will invest a significant portion of its assets in securities, which include securities held by the underlying portfolios, that are located outside of the U.S.

American Growth	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to make the shareholders’ investment grow. The portfolio invests all of its assets in Class 1 shares of the master fund, the Growth portfolio, a series of American Funds Insurance Series. The Growth portfolio invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth portfolio may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada. In seeking to pursue its investment objective, the portfolio may invest in the securities of issuers representing a broad range of market capitalizations. The portfolio is designed for investors seeking capital appreciation through stocks. Investors in the portfolio should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

American Growth–Income	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to make the shareholders’ investments grow and to provide the shareholder with income over time. The portfolio invests all of its assets in Class 1 shares of the master portfolio, the Growth-Income portfolio, a series of American Funds Insurance Series. The Growth-Income portfolio invests primarily in common stocks or other securities which demonstrate the potential

16

for appreciation and/or dividends. The Growth-Income portfolio may invest up to 15% of its assets in securities of issuers domiciled outside the U.S. and not included in the S&P 500 Index.* The portfolio is designed for investors seeking both capital appreciation and income.
American International	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to make the shareholders’ investment grow. The portfolio invests all of its assets in Class 1 shares of the master fund, the International portfolio, a series of American Funds Insurance Series. The International portfolio invests primarily in common stocks of companies located outside the U.S. The portfolio is designed for investors seeking capital appreciation through stocks. Investors in the portfolio should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

American New World	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to make the shareholders’ investment grow over time. The portfolio invests all of its assets in Class 1 shares of the master fund, the New World portfolio, a series of American Funds Insurance Series. The New World portfolio invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The New World portfolio may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. Under normal market conditions, the portfolio will invest at least 35% of its assets in equity and debt securities of issuers primarily based in what the subadviser deems qualified countries that have developing economies and/or markets. In addition, the portfolio may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (“junk bonds”) and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The portfolio may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Balanced	T. Rowe Price Associates, Inc.

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests in both equity and fixed-income securities. The portfolio employs growth, value and core approaches to allocate its assets among stocks of small, medium and large-capitalization companies in both the U.S. and foreign countries. The portfolio may purchase a variety of fixed income securities, including investment grade and below investment grade debt securities with maturities that range from short to longer term, as well as cash. Under normal market conditions, 55-75% of the portfolio will be invested in equity securities and 25-45% of the portfolio will be invested in fixed-income securities. The precise mix of equity and fixed-income securities will depend on the subadviser’s outlook for the markets and generally reflect the subadviser’s long-term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets, and its assessment of the relative attractiveness of each asset class.

17

Blue Chip Growth	T. Rowe Price Associates, Inc.

To seek to provide long-term growth of capital. Current income is a secondary objective. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

Capital Appreciation	Jennison Associates, LLC

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 65% of its total assets in equity and equity related securities of companies that, at the time of investment, exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium to large-capitalization companies.

Capital Appreciation Value	T. Rowe Price Associates, Inc.

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the portfolio’s total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, foreign securities, futures and options. The portfolio may invest up to 20% of its total assets in foreign securities.

Core Allocation Plus	Wellington Management Company, LLP

To seek total return, consisting of long-term capital appreciation and current income. Under normal market conditions, the portfolio invests in equity and fixed income securities of issuers located within and outside the U.S. The portfolio will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities, based upon the subadviser’s targeted asset mix, which may change over time. Under normal circumstances, the targeted asset mix may range between 50%-75% equity instruments and 25%-50% fixed income instruments and will generally reflect the subadviser’s long term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

Core Bond	Wells Capital Management, Incorporated

To seek total return consisting of income and capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments. The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The portfolio may also invest in unrated bonds that the subadviser believes are comparable to investment grade debt securities.

18

Core Strategy	MFC Global Investment Management (U.S.A.) Limited

To seek long term growth of capital. Current income is also a consideration. Under normal market conditions, the portfolio invests in a number of the other index portfolios of JHT. The portfolio invests approximately 70% of its total assets in underlying portfolios which invest primarily in equity securities and approximately 30% of its total assets in underlying portfolios which invest primarily in fixed income securities.

Disciplined Diversification	Dimensional Fund Advisors LP

To seek total return consisting of capital appreciation and current income. Under normal market conditions, the portfolio invests primarily in equity securities and fixed-income securities of domestic and international issuers, including equities of issuers in emerging markets, in accordance with the following range of allocations:

Target Allocation

Equity Securities: 70% - Range of Allocation 65%-75%

Fixed-Income Securities: - Range of Allocation 25%-35%

The portfolio may invest outside these ranges and may invest defensively during unusual or unsettled market conditions.

Emerging Small Company	RCM Capital Management, LLC

To seek long term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index* or the S&P Small Cap Index.*

Equity-Income	T. Rowe Price Associates, Inc.

Seeks to provide substantial dividend income and also long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

Financial Services	Davis Selected Advisers, L.P.

To seek growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that, at the time of investment, are principally engaged in financial services.

Franklin Templeton Founding Allocation	MFC Global Investment Management (U.S.A.) Limited

To seek long-term growth of capital. The portfolio operates as a fund of funds and invests in other portfolios and in other investment companies as well as other types of investments. The portfolio currently invests primarily in three underlying portfolios: Global, Income and Mutual Shares portfolios, as described in the JHT prospectus. The portfolio may purchase any portfolios except other JHT funds of funds and the American feeder funds. When purchasing shares of other JHT funds, the Franklin Templeton Founding Allocation Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

Fundamental Value	Davis Selected Advisers,	To seek growth of capital. Under normal market conditions, the

19

	L.P.	portfolio invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The portfolio may also invest in companies with smaller capitalizations.
Global	Templeton Global Advisors Limited	To seek long-term capital appreciation. Under normal market conditions, the portfolio invests primarily in the equity securities of companies located throughout the world, including emerging markets.
Global Allocation	UBS Global Asset Management (Americas) Inc.

To seek total return, consisting of long-term capital appreciation and current income. Under normal market conditions, the portfolio invests in equity and fixed income securities of issuers located within and outside the U.S. The portfolio will allocate its assets between fixed income securities and equity securities.

Global Bond	Pacific Investment Management Company LLC

To seek maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

Global Real Estate	Deutsche Investment Management Americas Inc.

To seek a combination of long-term capital appreciation and current income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. real estate investments (“REITs”), foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The portfolio will be invested in issuers located in at least three different countries, including the U.S.

Health Sciences	T. Rowe Price Associates, Inc.

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

High Yield	Western Asset Management Company

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S. Government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality): Corporate Bonds, Preferred Stocks and Convertible

20

Securities Rating Agency Moody’s38Ba through C S&P 51 BB through D
International Core	Grantham, Mayo, Van Otterloo & Co, LLC

To seek high total return. Under normal market conditions, the portfolio invests at least 80% of its total assets in equity investments. The portfolio typically invests in equity investments in companies from developed markets outside the U.S. The portfolio seeks to achieve its objective by outperforming its benchmark, the MSCI EAFE Index.*

International Equity Index A	SSgA Funds Management, Inc.

To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets. Under normal market conditions, the portfolio invests at least 80% of its assets in securities listed in the MSCI All CountryWorld Ex U.S. Index* or American Depository Receipts or Global Depository Receipts representing such securities.

International Opportunities	Marsico Capital Management, LLC

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The portfolio may invest in companies of any size throughout the world. The portfolio invests in issuers from at least three different countries not including the U.S. The portfolio may invest in common stocks of companies economically tied to emerging markets. Some issuers or securities in the portfolio may be based in or economically tied to the U.S.

International Small Cap	Franklin Templeton Investment Corp.

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

International Value	Templeton Investment Counsel, LLC	To seek long-term growth of capital. Under normal market conditions, the portfolio invests primarily in equity securities of companies located outside the U.S., including in emerging markets.
Investment Quality Bond	Wellington Management Company, LLP

To provide a high level of current income consistent with the maintenance of principal and liquidity. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The portfolio will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

Large Cap	UBS Global Asset Management (Americas) Inc.

To seek to maximize total return, consisting of capital appreciation and current income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. large capitalization companies. The portfolio defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the portfolio’s

21

benchmark, the Russell 1000 Index.*
Large Cap Value	BlackRock Investment Management, LLC

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index.* The portfolio will seek to achieve its investment objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. The portfolio will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations.

Lifestyle Aggressive	MFC Global Investment Management (U.S.A.) Limited

To seek long-term growth of capital. Current income is not a consideration. The portfolio operates as a fund of funds and, except as otherwise described below, generally invests approximately 100% of its assets in underlying portfolios that invest primarily in equity securities.

Lifestyle Balanced	MFC Global Investment Management (U.S.A.) Limited

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The portfolio operates as a fund of funds and generally invests approximately 40% of its assets in underlying portfolios that invest primarily in fixed income securities and approximately 60% in underlying portfolios that invest primarily in equity securities.

Lifestyle Conservative	MFC Global Investment Management (U.S.A.) Limited

To seek a high level of current income with some consideration given to growth of capital. The portfolio operates as a fund of funds and generally invests approximately 80% of its assets in underlying portfolios that invest primarily in fixed income securities and approximately 20% in underlying portfolios that invest primarily in equity securities.

Lifestyle Growth	MFC Global Investment Management (U.S.A.) Limited

To seek long-term growth of capital. Current income is also a consideration. The portfolio operates as a fund of funds and, except as otherwise described below, generally invests approximately 20% of its assets in underlying portfolios that invest primarily in fixed income securities and approximately 80% in underlying portfolios that invest primarily in equity securities.

Lifestyle Moderate	MFC Global Investment Management (U.S.A.) Limited

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income. The portfolio operates as a fund of funds and, except as otherwise described below, generally invests approximately 60% of its assets in underlying portfolios that invest primarily in fixed income securities and approximately 40% in underlying portfolios that invest primarily in equity securities.

Mid Cap Index	MFC Global Investment Management (U.S.A.) Limited

To seek to approximate the aggregate total return of a mid-cap U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P MidCap 400 Index* and (b) securities (which may or may not be included in the S&P MidCap 400 Index) that the subadviser believes as a

22

group will behave in a manner similar to the index.
Mid Cap Intersection	Wellington Management Company, LLP

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the portfolio, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell MidCap Index* or the S&P MidCap 400 Index.*

Mid Cap Stock	Wellington Management Company, LLP

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the portfolio, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell MidCap Index* or the S&P MidCap 400 Index.*

Mid Value	T. Rowe Price Associates, Inc.

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets in companies with market capitalizations that are within the S&P MidCap 400 Index* or the Russell MidCap Value Index*. The portfolio invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

Money Market	MFC Global Investment Management (U.S.A.) Limited

To seek to obtain maximum current income consistent with preservation of principal and liquidity. Under normal market conditions, the portfolio invests in high quality, U.S. dollar denominated money market instruments. Certain market conditions may cause the return of the portfolio to become low or possibly negative.

Natural Resources	Wellington Management Company, LLP

To seek long-term total return. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

Optimized All Cap	MFC Global Investment Management (U.S.A.) Limited

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 65% of its total assets in equity securities of U.S. companies. The portfolio will focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

Optimized Value	MFC Global Investment Management (U.S.A.) Limited

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 65% of its total assets in equity securities of U.S. companies with the potential for long-term growth of capital, with a market capitalization range, at the

23

time of investment, equal to that of the portfolio’s benchmark, the Russell 1000 Value Index.*
Pacific Rim	MFC Global Investment Management (U.S.A.) Limited

To seek to achieve long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region, including emerging markets, that have attractive long-term prospects for growth of capital. Current income from dividends and interest will not be an important consideration in the selection of portfolio securities.

PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available for sale)	Pacific Investment Management Company LLC

To seek maximum real return consistent with preservation of real capital and prudent investment management. The portfolio invests primarily in a diversified mix of: (a) common stocks of large and mid sized U.S. companies, and (b) bonds with an overall intermediate term average maturity.

Real Estate Securities	Deutsche Investment Management Americas Inc.

To seek to achieve a combination of long-term capital appreciation and current income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investments and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

Real Return Bond	Pacific Investment Management Company LLC

To seek maximum real return, consistent with preservation of real capital and prudent investment management. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. Governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Science & Technology	T. Rowe Price Associates, Inc. RCM Capital Management LLC

To seek long-term growth of capital. Current income is incidental to the portfolio’s objective. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

Small Cap Growth	Wellington Management Company, LLP

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the portfolio, “small-cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index* or the S&P SmallCap 600.*

Small Cap Opportunities	Invesco AIM Capital	To seek long-term capital appreciation. Under normal market

24

	Management, Inc. & Dimensional Fund Advisors LP	conditions, Invesco AIM Capital Management, Inc. invests at least 80% of its subadvised net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Dimensional Fund Advisors LP generally will invest its subadvised net assets in a broad and diverse group of readily marketable common stocks of small and mid cap companies traded on a principal U.S. exchange or on the over-the-counter market that Dimensional Fund Advisers LP determines to be value stocks at the time of purchase.
Small Cap Index	MFC Global Investment Management (U.S.) LLC

To seek to approximate the aggregate total return of a small cap U.S. domestic equity market index. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Russell 2000 Index* and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes as a group will behave in a manner similar to the index.

Small Cap Value	Wellington Management Company, LLP

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the portfolio, “small-cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index* or the S&P Small Cap 600 Index.*

Small Company Value	T. Rowe Price Associates, Inc.

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index.* The portfolio invests in small companies whose common stocks are believed to be undervalued.

Strategic Bond	Western Asset Management Company

To seek a high level of total return consistent with preservation of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.

Strategic Income	MFC Global Investment Management (U.S.) LLC

To seek a high level of current income. Under normal market conditions, the portfolio invests at least 80% of its assets in the following types of securities: foreign government and corporate debt securities from developed and emerging markets, U.S. Government and agency securities, and domestic high-yield bonds.

Total Return	Pacific Investment Management Company LLC

To seek maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the portfolio invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

25

Total Stock Market Index	MFC Global Investment Management (U.S.A.) Limited

Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Wilshire 5000 Total Market Index* and (b) securities (which may or may not be included in the Wilshire 5000 Total Market Index) that the subadviser believes as a group will behave in a manner similar to the index.

U.S. Government Securities	Western Asset Management Company

To obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The portfolio may invest the balance of its assets in non-U.S Government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.

U.S. High Yield Bond	Wells Capital Management Incorporated

To seek total return with a high level of current income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities (sometimes referred to as “junk bonds” or high yield securities). The portfolio also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

Utilities	MFS Investment Management

To seek capital growth and current income (income above that available from the portfolio invested entirely in equity securities). Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies (including emerging markets).

Value	Van Kampen Investments

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. Under normal market conditions, the portfolio invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell MidCapValue Index.*

*“Wilshire 5000 Total Market Index®” is a trademark of Wilshire Associates. “MSCI All Country World Ex US Index” is a trademark of Morgan Stanley & Co. Incorporated. “Russell 1000,®” “Russell 2000,®” “Russell 1000 Value,®” “Russell 3000,®” “Russell MidCap,®” and “Russell MidCap Value®” are trademarks of Frank Russell Company.“S&P 500,®” “S&P MidCap 400,®” and “S&P SmallCap 600®” are trademarks of The McGraw-Hill Companies, Inc. None of the portfolios are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the portfolios.

The indices referred to in the portfolio descriptions track companies having the ranges of approximate market capitalization, as of February 28, 2009, set out below:

26

Wilshire 5000 Total Market Index — $1 million to $385 billion

MSCI All CountryWorld Ex US Index — $199 million to $176 billion

MSCI EAFE Index — $199 million to $126 billion

Russell 1000 Index — $41 million to $337.9 billion

Russell 1000 Value Index — $41 million to $337.9 billion

Russell 2000 Index — $3.2 million to $3.7 billion

Russell 3000 Index — $3 million to $337.9 billion

Russell MidCap Index — $41 million to $13.8 billion

Russell MidCap Value Index — $41 million to $13.8 billion

S&P 500 Index — $224 million to $337.9 billion

S&P MidCap 400 Index — $42 million to $4.6 billion

S&P SmallCap 600 Index — $200 million to $1 billion

**The Barclays Capital U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market) is a bond index that relies on indicators such as quality, liquidity, term and duration as relevant measures of performance.

POLICY SUMMARY

General

We have prepared the following summary as a general description of the most important features of the Policy. It is not comprehensive and you should refer to the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the minimum death benefit percentage. The Policy’s provisions may vary in some states and the terms of your Policy and any endorsement or rider supersede the disclosure in this prospectus.

Death Benefits

There are two death benefit options. Under Option 1, the death benefit is the Face Amount of the Policy at the date of death. Under Option 2, the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death. If on the date of death of the insured, the Policy is being kept in force under the No-Lapse Guarantee provision, the death benefit will be the Face Amount of the Policy only. The actual death benefit will be the greater of the death benefit under the applicable death benefit option or the Minimum Death Benefit. The Minimum Death Benefit is on any date the Policy Value on that date multiplied by the applicable minimum death benefit percentage for the Attained Age of the life insured. A table of Minimum Death Benefit Percentages is located under “Death Benefits—Minimum Death Benefit.” You may change the death benefit option and increase or decrease the Face Amount subject to the limitations described in this Prospectus.

Optional Term Rider

The Policy may be issued with an optional term insurance rider (the “Term Rider”)which provides an additional insurance amount which is level term life insurance. The benefit of the Term Rider is that the cost of insurance will always be less than or equal to the cost of insurance under the Policy. However, unlike the death benefit under the Policy, the death benefit under the Term Rider is not protected by the No-Lapse Guarantee after the second Policy Year and terminates at the life insured’s Attained Age 100.

Cash Value Enhancement Riders

The Policy may be issued with one of two optional Cash Value Enhancement riders. The benefit of these riders is that the Cash Surrender Value of a Policy is enhanced during the period for which Surrender Charges are applicable. Under the Cash Value Enhancement Rider, the enhancement is provided by reducing the Surrender Charge that would otherwise have applied upon Policy surrender or lapse. The Cash Value Enhancement Rider does not apply to reduce Surrender Charges in connection with decreases in Face Amount or partial withdrawals. Under the Cash Value Enhancement Plus Rider, there will be no Surrender Charge. The decision to add one of these two riders must be made at issuance of the Policy and, once made, is irrevocable. Adding either of these riders may result in different premium and asset-based risk charges under the Policy.

Return of Premium Rider

The Policy may be issued with an optional Return of Premium rider if death benefit Option 1 is elected. This rider provides an additional death benefit payable upon the death of the life insured after the Company receives due proof of death. The Return of Premium Death Benefit is calculated as follows:

27

The return of premium rider death benefit is equal to the initial premium. Any subsequent premiums will increase the death benefit at the time of the premium payment by the amount of the premium. Any partial withdrawal will reduce the death benefit at the time of withdrawal by an amount equal to the withdrawal plus any applicable Surrender Charge (except that the rider death benefit will not be reduced to less than zero). The Return of Premium rider is not protected by the No-Lapse Guarantee after the second Policy Year.

Premiums

You may pay premiums at any time and in any amount, subject to certain limitations as described under “Premium Payments — Subsequent Premiums.” Net Premiums will be allocated, according to your instructions and at the Company’s discretion, to one or more of our Fixed Account and the sub-accounts of the Separate Account. You may change your allocation instructions at any time. You may also transfer amounts among the Fixed Account and the sub-accounts of the Separate Account accounts, subject to the limitations described below.

Policy Value

The Policy has a Policy Value reflecting premiums paid, certain charges for expenses and cost of insurance, and the investment performance of the accounts to which you have allocated premiums.

Policy Loans

You may borrow an amount not to exceed the Maximum Loanable Amount. Loan interest at a rate of 5.25% during the first ten Policy Years and 4% thereafter is due on each Policy Anniversary. We will deduct all outstanding Policy Debt from proceeds payable at the insured’s death or upon surrender.

Surrender and Partial Withdrawals

You may make a partial withdrawal of your Policy Value. A partial withdrawal may result in a reduction in the Face Amount of or the death benefit under the Policy and an assessment of a portion of the Surrender Charges to which the Policy is subject.

You may surrender your Policy for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any Surrender Charge and outstanding monthly deductions due minus the Policy Debt.

Lapse and Reinstatement

Unless the No-Lapse Guarantee Cumulative Premium Test has been met, a Policy will lapse (and terminate without value) when its Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without your having made an adequate payment.

The Policies, therefore, differ in two important respects from conventional life insurance policies. First, the failure to make planned premium payments will not itself cause a Policy to lapse. Second, a Policy can lapse even if planned premiums have been paid.

A policyowner may reinstate a lapsed Policy at any time within the five year period following lapse provided the Policy was not surrendered for its Net Cash Surrender Value. We will require evidence of insurability along with a certain amount of premium as described under “Reinstatement.”

Charges and Deductions

We assess certain charges and deductions in connection with the Policy. These include:

•	charges deducted from premiums paid,

•	monthly deductions for administration, asset-based risk, cost of insurance, and face amount charges,

•	charges assessed on surrender or lapse, and

•	if applicable, a charge for any supplementary benefits added to the Policy.

The charges are summarized in the Fee Tables. We may allow you to request that the sum of the charges assessed monthly for the cost of insurance, face amount, and administrative expenses be deducted from the Fixed Account or one or more of the sub-accounts of the Separate Account.

In addition, there are charges deducted from each Portfolio. These charges are summarized in the Fee Tables.

28

The Policy may be issued with either one of the two optional Cash Value Enhancement riders which we offer. In the case of the Cash Value Enhancement rider, the Surrender Charge is reduced upon the surrender or lapse of a Policy. In the case of the Cash Value Enhancement Plus rider, the Surrender Charge is eliminated. If a Policy is issued with either of these riders, it will have different premium charges and the same or higher asset-based risk charges as noted under the Fee Tables.

Investment Options and Investment Subadvisers

You may allocate Net Premiums to the Fixed Account or to one or more of the sub-accounts of the Separate Account. Each of the sub-accounts invests in the shares of one of the Portfolios described in the Table of Investment Options and Investment Subadvisers.

The Portfolios also employ subadvisers. The Table of Investment Options and Investment Subadvisers shows the subadvisers that provide investment subadvisory services to the indicated Portfolios.

Allocating net premiums only to one or a small number of the investment options should not be considered a balanced investment strategy. In particular, allocating net premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your Policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial adviser.

Investment Management Fees and Expenses

Each sub-account of the Separate Account purchases shares of one of the Portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses of the Portfolios. The fees and expenses for each Portfolio are described in detail in the Portfolio prospectuses.

GENERAL INFORMATION ABOUT JOHN HANCOCK USA, RATINGS AND THE SEPARATE ACCOUNT

John Hancock USA

John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA” or “Company”) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) is a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company (“Manufacturers Life”) and its subsidiaries, collectively known as Manulife Financial.

We are ranked and rated by independent financial rating services, which may include Moody’s, Standard & Poor’s, Fitch and A.M. Best. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the company, but they do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio. These ratings do not apply to the safety and performance of the Separate Account.

The Separate Account

The Separate Account has been established under Michigan law as a separate account of John Hancock USA. The Separate Account holds assets that are segregated from all of John Hancock USA’s other assets. The Separate Account is currently used only to support variable life insurance policies

Assets of the Separate Account. John Hancock USA is the legal owner of the assets in the Separate Account. The income, gains, and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Separate Account without regard to the other income, gains, or losses of John Hancock USA. John Hancock USA will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business John Hancock USA conducts. However, all obligations under the variable life insurance policies are general corporate obligations of John Hancock USA.

Registration. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the

29

SEC of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of John Hancock USA.

ISSUING A POLICY

Requirements

To purchase a Policy, an applicant must submit a completed application. A Policy will not be issued until the underwriting process has been completed to the Company’s satisfaction.

Policies may be issued on a basis which does not take into account the insured’s sex, with prior approval from the Company. A Policy will generally be issued only on the lives of insureds from ages 0 through 90.

Each Policy has a Policy Date, an Effective Date and an Issue Date (See “Definitions” in Appendix A).

The Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are determined. The Effective Date is the date the Company becomes obligated under the Policy and when the first monthly deductions are deducted from the Policy Value. The Issue Date is the date from which Suicide and Validity are measured.

If an application accepted by the Company is not accompanied by a check for the initial premium and no request to backdate the Policy has been made:

•	the Policy Date and the Effective Date will be the date the Company receives the check at its Service Office, and

•	the Issue Date will be the date the Company issues the Policy.

The initial premium must be received within 60 days after the Issue Date, and the life insured must be in good health on the date the initial premium is received. If the premium is not paid or if the application is rejected, we will cancel the Policy and return any partial premiums paid to the applicant.

Minimum Initial Face Amount

We will generally issue a Policy only if it has a Face Amount of at least $500,000.

Backdating a Policy

Under limited circumstances, the Company may backdate a Policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a Policy be backdated earlier than the earliest date allowed by state law, which is generally three months to one year prior to the date of application for the Policy. Monthly deductions will be made for the period the Policy Date is backdated. Regardless of whether or not a Policy is backdated, we will credit Net Premiums received prior to the Effective Date of a Policy with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust.

As of the Effective Date, the premiums paid plus interest credited, net of the premium charge, will be allocated among the Investment Accounts and/or Fixed Account in accordance with the policyowner’s instructions unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period.

Temporary Insurance Agreement

In accordance with the Company’s underwriting practices, temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. This temporary insurance coverage will be issued on a conditional receipt basis, which means that any benefits under such temporary coverage will only be paid if the life insured meets the Company’s usual and customary underwriting standards for the coverage applied for.

The acceptance of an application is subject to the Company’s underwriting rules, and we reserve the right to request additional information or to reject an application for any reason. Persons failing to meet standard underwriting classification may be eligible for a Policy with an Additional Rating assigned to it.

Right to Examine the Policy

You may return a Policy for a refund within 10 days after you received it. Some states provide a longer period of time to exercise this right. The Policy will indicate if a longer time period applies. The Policy may be mailed or delivered to the John Hancock USA agent who sold it or to our Service Office. Immediately on such delivery or mailing, the Policy shall be deemed void from the

30

beginning. Within seven days after we receive the returned Policy at our Service Office, we will refund to the policyowner an amount equal to either:

(1)	the amount of all premiums paid, less any partial withdrawals made and policy loans taken, or

(2)	the value of the amount allocated to the Separate Account and the Fixed Account as of the date the returned Policy is received by the Company plus all charges deducted prior to that date, not including fees and expenses of the Portfolios, minus any partial withdrawals made and policy loans taken.

Whether the amount described in (1) or (2) is refunded depends on the requirements of the applicable state.

If you request an increase in Face Amount which results in new Surrender Charges, you will have the same rights as described above to cancel the increase. If canceled, you will receive a refund of all or any portion of premiums paid during the right to examine period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

We reserve the right to delay the refund of any premium paid by check until the check has cleared.

(Applicable to Residents of California Only)

Residents in California age 60 and greater may return the Policy for a refund at any time within 30 days after receiving it. The Policy can be mailed or delivered to the Company’s agent who sold it or to the Service Office. If you cancel the Policy during this 30 day period and your premiums were allocated to a Fixed Account or the Money-Market investment option, we will refund you the amount of all premiums paid minus any partial withdrawals made and any policy loans taken. If your premiums were allocated to one or more of the Separate Account investment options (other than the Money Market portfolio), we will refund you the value of the amount allocated to the Separate Account and the Fixed Account as of the date the returned Policy is received by the Company plus all charges deducted prior to that date, not including fees and expenses of the Portfolios; minus any partial withdrawals made and policy loans taken.

Your premiums will be placed in either (a) the Fixed Account, (b) the Money Market investment option or (c) in one or more of the Separate Account investment options, based upon your instructions. If no instructions are given, your premiums will be placed in the Money Market investment option.

Life Insurance Qualification

A Policy must satisfy either one of two tests to qualify as a life insurance contract for purposes of Section 7702 of the Internal Revenue Code of 1986, as amended (the “Code”). At the time of application, the policyowner must choose either the Cash Value Accumulation Test or the Guideline Premium Test. The test cannot be changed once the Policy is issued.

Cash Value Accumulation Test. Under the Cash Value Accumulation Test (“CVAT”), the Policy Value may not at any time exceed the Net Single Premium. The Net Single Premium is the one payment that would be needed on a specific date to fund future Policy benefits, assuming guaranteed charges and 4% net interest. To ensure that a Policy meets the CVAT, the Company will generally increase the death benefit, temporarily, to the required minimum amount. However, we reserve the right to require evidence of insurability should a premium payment cause the death benefit to increase by more than the premium payment amount. Any excess premiums will be refunded.

Guideline Premium Test. Under the Guideline Premium Test, the sum of premiums paid into the Policy may not at any time exceed the Guideline Premium Limitation as of such time. The Guideline Premium Limitation is, as of any date, the greater of:

•	the Guideline Single Premium, or

•	the sum of the Guideline Level Premiums to such date.

If you elected this test, the Guideline Single Premium and the Guideline Level Premium are as set forth in the Policy.

The Guideline Premium Test requires a life insurance policy to meet minimum ratios of life insurance coverage to policy value. This is achieved by ensuring that the death benefit is at all times at least equal to the Minimum Death Benefit. The Minimum Death Benefit on any date is defined as the Policy Value on that date times the applicable minimum death benefit percentage for the Attained Age of the life insured. See “Death Benefits — Minimum Death Benefit.”

The Guideline Premium Test restricts the maximum premiums that may be paid into a life insurance policy for a given death benefit. The policy’s death benefit must also be at least equal to the Minimum Death Benefit.

Changes to the Policy may affect the maximum amount of premiums, such as:

•	a change in the Policy’s Face Amount.

31

•	a change in the death benefit option.

•	partial withdrawals.

•	addition or deletion of Supplementary Benefits.

Any of the above changes could cause the total premiums paid to exceed the new maximum limit. In this situation, the Company may refund any excess premiums paid. In addition, these changes could reduce the future premium limitations.

DEATH BENEFITS

If the Policy is in force at the time of the death of the life insured, the Company will pay an insurance benefit. The amount payable will be the death benefit under the selected death benefit option, plus any amounts payable under any Supplementary Benefits added to the Policy, less the Policy Debt and less any outstanding monthly deductions due. The insurance benefit will be paid in one lump sum unless another form of settlement option is agreed to by the beneficiary and the Company. If the insurance benefit is paid in one sum, the Company will pay interest from the date of death to the date of payment. As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary’s name. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC or any other government agency. We may also in the future direct proceeds from surrenders into a John Hancock retained asset account. Please contact our Service Office for more information.

If the life insured should die after we receive a request for surrender, no insurance benefit will be payable, and we may pay only the Net Cash Surrender Value.

Death Benefit Options

There are two death benefit options, described below. The actual death benefit is the amount shown below under the applicable death benefit option or, if greater, the Minimum Death Benefit as described below.

Death Benefit Option 1. Under Option 1, the death benefit is the Face Amount of the Policy at the date of death.

Death Benefit Option 2. Under Option 2, the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death.

If any partial withdrawals are made, the death benefit, whether it is Option 1 and 2, will be less than it would be if no withdrawals were made. Making a partial withdrawal will result in a reduction in the Face Amount of insurance for Death Benefit Option 1. See “Policy Surrender and Partial Withdrawals — Reduction in Face Amount due to a Partial Withdrawal.”

If the life insured should die during a grace period, the death benefit will be reduced by the amount of any monthly deductions due, and the Policy Value will be calculated as of the date of the default giving rise to the grace period.

Minimum Death Benefit

The Minimum Death Benefit depends on whether the policyowner elected the Guideline Premium Test or the Cash Value Accumulation Test for qualification of the Policy as life insurance under the Code. See “Issuing a Policy — Life Insurance Qualification.”

If you elected the Guideline Premium Test, the sum of the death benefit as described above and the benefit payable under any Supplementary Term Insurance on the life insured will never be less than the Policy Value at the date of death multiplied by the applicable minimum death benefit percentage in the table below.

Table of Minimum Death Benefit Percentages
Attained Age	Applicable Percentage
40 and under	250%
45	215%
50	185%
55	150%
60	130%
65	120%
70	115%
75	105%
90	105%

32

Table of Minimum Death Benefit Percentages
Attained Age	Applicable Percentage
95 and above	100%

For ages not shown, the applicable percentage can be found by adjusting the above applicable percentages proportionately.

If you elected the Cash Value Accumulation Test, on any date the sum of the death benefit as described above plus the benefit payable under any Supplementary Term Insurance on the life insured will always be equal to the amount required on such date to produce a Policy Value that does not exceed the Net Single Premium required to fund future benefits under the policy.

Changing the Death Benefit Option

You may change the death benefit option as described below once each Policy Year after the first Policy Year by submitting a written request for a change to our Service Office. The change will become effective as of the beginning of the next Policy Month following the date we approve the request. The Company reserves the right to limit a request for a change if the change would cause the Policy to fail to qualify as life insurance for tax purposes. We will not allow a change in death benefit option if it would cause the Face Amount to decrease below $500,000.

A change in the death benefit option will result in a change in the Policy’s Face Amount in order to avoid any change in the amount of the death benefit, as follows:

Change from Option 1 to Option 2. The new Face Amount will be equal to the Face Amount prior to the change minus the Policy Value as of the date of the change.

Change from Option 2 to Option 1. The new Face Amount will be equal to the Face Amount prior to the change plus the Policy Value as of the date of the change.

No new Surrender Charges will apply to an increase in Face Amount solely due to a change in the death benefit option.

Changing the Face Amount

Subject to the limitations stated in this prospectus, you may, upon written request, increase or decrease the Face Amount of the Policy. The Company reserves the right to limit a change in Face Amount so as to prevent the Policy from failing to qualify as life insurance for tax purposes.

Increase in Face Amount. You may increase the Face Amount once each Policy Year after the first Policy Year. Any increase in Face Amount must be at least $50,000 or such other Minimum Face Amount Increase as the Company may establish on 90 days written notice to you. An increase will become effective at the beginning of the Policy Month following the date we approve the requested increase. Increases in Face Amount are subject to satisfactory evidence of insurability. We reserve the right to refuse a requested increase if the life insured’s Attained Age at the effective date of the increase would be greater than the maximum issue age for new Policies at that time.

New Surrender Charges for an Increase. An increase in Face Amount will usually result in the Policy being subject to new Surrender Charges. The new Surrender Charges will be computed as if a new Policy were being purchased for the increase in Face Amount. The Surrender Charge associated with premiums attributable to the new Face Amount will not exceed the Surrender Charge Premium Limit. There will be no new Surrender Charges associated with restoration of a prior decrease in Face Amount. As with the purchase of a Policy, a policyowner will have a Right to Examine with respect to any increase resulting in new Surrender Charges.

An additional premium may be required for a Face Amount increase, and a new No-Lapse Guarantee Premium will be determined, if the No-Lapse Guarantee is in effect at the time of the face amount increase.

Increase with Prior Decreases. If at the time of the increase there have been prior decreases in Face Amount, these prior decreases will be restored first. The insurance coverage eliminated by the decrease of the oldest Face Amount will be deemed to be restored first.

Changing Both the Face Amount and the Death Benefit Option. If you request to change both the Face Amount and the death benefit option in the same month, the death benefit option change shall be deemed to occur first.

Decrease in Face Amount. Decreases in Face Amount may be made once each Policy Year after the first Policy Year. Any decrease in Face Amount must be at least $50,000 or such other Minimum Face Amount Decrease as the Company may establish on 90 days written notice to you. A written request from a policyowner for a decrease in the Face Amount will be effective at the beginning of the Policy Month following the date we approve the requested decrease. If there have been previous increases in Face Amount, the decrease will be applied to the most recent increase first and thereafter to the next most recent increases successively. Under no circumstances should the sum of all decreases cause the Policy to fall below the minimum Face Amount of $500,000. For information on Surrender Charges on a decrease in Face Amount, see “Charges and Deductions — Surrender Charges.”

33

Factors that Affect the Death Benefit. In the case of Death Benefit Option 2 where the death benefit is the Face Amount plus the Policy Value, changes in the Policy Value will affect the amount of death benefit. Factors that affect the Policy Value are the investment performance of the variable investment options chosen and the charges deducted. For a discussion of how these factors affect Policy Value see the “Risks/Benefits Summary.” These factors do not affect the Face Amount of the Policy. Therefore, the amount of death benefit under Option 1 will not be less than the Face Amount as long as the Policy does not lapse.

PREMIUM PAYMENTS

Initial Premiums

No premiums will be accepted prior to receipt of a completed application by the Company. All premiums received prior to the Effective Date of the Policy will be held in the general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust.

The minimum initial premium is one-twelfth of the No-Lapse Guarantee Premium.

On the later of the Effective Date or the date a premium is received, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with the policyowner’s instructions unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period.

Subsequent Premiums

After the payment of the initial premium, premiums may be paid at any time and in any amount until the life insured’s Attained Age 100, subject to the limitations on premium amount described below.

A Policy will be issued with a planned premium, which is based on the amount of premium the policyowner wishes to pay. We will send notices to the policyowner setting forth the planned premium at the payment interval selected by the policyowner. However, the policyowner is under no obligation to make the indicated payment.

The Company may refuse any premium payment that would cause the Policy to fail to qualify as life insurance under the Code. We also reserve the right to request evidence of insurability if a premium payment would result in an increase in the death benefit that is greater than the increase in Policy Value.

Payment of premiums will not guarantee that the Policy will stay in force. Conversely, failure to pay premiums will not necessarily cause the Policy to lapse. However, in states where permitted, the Policy does have a No-Lapse Guarantee which would prevent the Policy from lapsing during the guarantee period.

All Net Premiums received on or after the Effective Date will be allocated among Investment Accounts or the Fixed Account as of the Business Day we receive the premiums at our Service Office unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period. Monthly deductions are due on the Policy Date and at the beginning of each Policy Month thereafter. However, if due prior to the Effective Date, they will be taken on the Effective Date instead of the dates they were due.

Maximum Premium Limitation

If the Policy is issued under the Guideline Premium Test, in no event may the total of all premiums paid exceed the then current maximum premium limitations established by federal income tax law for a Policy to qualify as life insurance.

If, at any time, a premium is paid which would result in total premiums exceeding the above maximum premium limitation, the Company will only accept that portion of the premium which will make the total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the then current maximum premium limitation.

Premium Allocation

Premiums may be allocated to the Fixed Account for accumulation at a rate of interest equal to at least 3% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Fixed Account are made as a percentage of the premium. The percentage allocation to any account may be any whole number between zero and 100, provided the total allocation equals 100. You may change the way in which premiums are allocated at any time without charge. The change will take effect on the date a written request for change satisfactory to the Company is received at the Service Office. Changes may also be made by telephone if a valid authorization form is on file with us.

34

Investment Credit. After the tenth policy anniversary, we may credit your Policy annually on the Policy Anniversary Date with an amount equal to the percentage credit listed below multiplied by the value in your Investment Accounts on this date, provided the values in your Investment Accounts are not subject to an existing loan. The investment credit percentages are 0.075% for policy anniversary years 11-20 and 0.175% thereafter. Any credit will be added to your Investment Accounts according to your most recent allocation instructions. This credit is not guaranteed and we reserve the right to discontinue making such payments at any time.

CHARGES AND DEDUCTIONS

The Company makes various charges under the Policy. Charges are deducted from premiums, monthly from Policy Values and upon surrender of a Policy, a decrease in Face Amount, a partial withdrawal or lapse of a Policy. These charges are discussed below.

The Policy may be issued with either one of two optional riders, the Cash Value Enhancement Rider and the Cash Value Enhancement Plus Rider. Adding either rider to the Policy will alter certain charges under the Policy. The charges associated with these riders are discussed under “Other Provisions of the Policy — Cash Value Enhancement Riders.”

Premium Charges

During the first 10 Policy Years, John Hancock USA deducts a premium charge from each premium payment equal to 7.5% of the premium. Thereafter, the premium charge is equal to 5% of the premium. The premium charge is paid to the Company and is designed to cover a portion of the Company’s acquisition and sales expenses and premium and federal DAC taxes. Premium taxes vary from state to state, ranging from 0% to 3.5%.

Surrender Charges

The Company will deduct a Surrender Charge if, during the first 15 years (or during the shorter periods noted below) following the Policy Date or the effective date of a Face Amount increase:

•	the Policy is surrendered for its Net Cash Surrender Value,

•	a partial withdrawal is made,

•	the Face Amount is decreased in excess of the Surrender Charge Decrease Exemption,

•	the Policy lapses.

Unless otherwise allowed by the Company and specified by the policyowner, the surrender charge is deducted from the amount to be paid to the policyowner upon surrender or lapse of the Policy or if a partial withdrawal is made.

The Surrender Charge, together with a portion of the premium charge, is paid to the Company and is designed to compensate the Company for some of the expenses it incurs in selling and distributing the Policies, including agents’ commissions, advertising, agent training and the printing of prospectuses and sales literature. The Surrender Charge is calculated separately for the initial Face Amount and each Face Amount increase.

The Surrender Charge period varies based on the age of the Insured on the date of issuance of the Policy or the date of any Face Amount increase (as applicable) as follows:

Age	Surrender Charge Period
0-50	15 Years
51	14 Years
52	13 Years
53	12 Years
54	11 Years
55+	10 Years

The Surrender Charge is the sum of (i) plus (ii), multiplied by (iii), multiplied by the applicable Grading Percentage, where:

(i)	The Rate per $1000 of initial Face Amount (or Face Amount increase);

(ii)	is 120% of the lesser of (a) the premiums paid in the first Policy Year per $1000 of initial Face Amount (or the premiums attributable to each $1000 of Face Amount increase in the first year following the increase) or (b) the Surrender Charge Premium Limit set out in the Policy for the initial Face Amount (or furnished by the Company with respect to a Face Amount increase); and

(iii)	is the initial Face Amount (or the Face Amount increase) divided by 1000.

35

The Rate per $1000 of initial Face Amount is based on the life insured’s Age and the death benefit option in effect at issuance of the Policy. The Rate per $1000 of Face Amount increase is based on the life insured’s Attained Age and the death benefit option in effect at the time of an increase. The Rates per $1000 are set forth in the following table.

Table of Guaranteed Surrender Charge Rates Per $1000 of Face Amount or Face Amount Increase
Age at Issuance or Attained Age at Increase	Death Benefit Option 1	Death Benefit Option 2
25 or less	$7.54	$6.50
26 – 35	$6.61	$5.78
36 – 45	$6.09	$4.85
46 – 55	$4.13	$4.65
56 – 65	$2.99	$1.96
66+	$2.48	$1.96

The Grading Percentage varies with the Policy Month in which the transaction causing the assessment of the Surrender Charge occurs. As indicated in the following table, the Grading Percentage starts at 100% for the first Policy Month and grades down evenly each Policy Month reaching zero at the end of a maximum of 15 years.

36

Grading Percentages During The Surrender Charge Period

(Applicable to the Initial Face Amount and Subsequent Increases)

The Grading Percentages Will Not Exceed The Following:

	AGE AND GRADING PERCENTAGE**
SURRENDER CHARGE PERIOD*	0-50	51	52	53	54	55+
1	100%	100%	100%	100%	100%	100%
2	93%	93%	92%	92%	91%	90%
3	87%	86%	85%	83%	82%	80%
4	80%	79%	77%	75%	73%	70%
5	73%	71%	69%	67%	64%	60%
6	67%	64%	62%	58%	55%	50%
7	60%	57%	54%	50%	45%	40%
8	53%	50%	46%	42%	36%	30%
9	47%	43%	38%	33%	27%	20%
10	40%	36%	31%	25%	18%	10%
11	33%	29%	23%	17%	9%	0%
12	27%	21%	15%	8%	0%
13	20%	14%	8%	0%
14	13%	7%	0%
15	7%	0%
16	0%

*	The Grading Percentages shown are at the beginning of each Policy Year. Proportionate Grading Percentages apply for other Policy Months.

**	Age for the Initial Face amount refers to the Age at Policy Date. For a subsequent Face Amount increase, Age refers to the attained age at the time of the increase.

Illustration of Surrender Charge Calculation.

Assumptions.

•	45 year old

•	Death Benefit Option 1

•	$20,000 in premiums have been paid on the Policy in the first Policy Year

•	Surrender Charge Premium Limit for the Policy is $16.06 per thousand of Face Amount

•	Face Amount of the Policy at issue is $500,000 and no increases have occurred

•	Policy is surrendered during the first month of the first policy year.

Surrender Charge. The Surrender Charge to be assessed would be $12,680 determined as follows:

•

First, the applicable Rate per $1000 of initial Face Amount as set forth in the table above ($6.09) is added to 120% of the lesser of the premiums paid per $1000 of initial Face Amount or the Surrender Charge Premium Limit.

$6.09 plus (120%) x [the lesser of $20,000/(500,000/1000) or $16.06] = $25.36.

•	Next, this figure is multiplied by the initial Face Amount divided by 1000.

$25.36 x [500,000/1000 or 500] = $12,680.

•	Finally, the figure obtained in step 2 is multiplied by the applicable Grading Percentage for the first month of the first Policy Year (100%).

$12,680 x 100% = $12,680.

Depending upon the Face Amount of the Policy, the Age of the life insured at issuance, premiums paid under the Policy and the performance of the underlying investment options, the Policy may have no Cash Surrender Value and, therefore, the policyowner may receive no surrender proceeds upon surrendering the Policy.

37

Surrender Charges on a Partial Withdrawal. A partial withdrawal made during the Surrender Charge Period will result in the assessment of a pro-rata portion of the Surrender Charges to which the Policy is subject. The portion of the Surrender Charges assessed will be based on the ratio of the amount of the withdrawal to the Net Cash Surrender Value of the Policy as of the date of the withdrawal. It will equal (a) divided by (b), multiplied by (c), where:

(a)	is the amount of the partial Net Cash Surrender Value withdrawal;

(b)	is the Net Cash Surrender Value prior to the withdrawal; and

(c)	is the current total Surrender Charge prior to the withdrawal.

The Surrender Charges will be deducted from the Policy Value at the time of the partial withdrawal on a pro-rata basis from each of the Investment Accounts and the Fixed Account unless you direct that the Surrender Charges be deducted from one or more Investment Accounts or the Fixed Account. If the amount in the accounts is not sufficient to pay the Surrender Charges assessed, then the amount of the withdrawal will be reduced.

Whenever a portion of the Surrender Charges is deducted as a result of a partial withdrawal, the Policy’s remaining Surrender Charges will be reduced in the same proportion that the Surrender Charge deducted bears to the total Surrender Charge immediately before the partial withdrawal.

Surrender Charge on Decrease in Face Amount. If the Face Amount of insurance is decreased, a pro-rata Surrender Charge will be deducted from the Policy Value for decreases in excess of the Surrender Charge Decrease Exemption. A decrease in Face Amount caused by a change from Death Benefit Option 1 to Option 2 will not incur a pro-rata Surrender Charge. Each time a pro-rata Surrender Charge is deducted for a Face Amount decrease, the remaining Surrender Charge will be reduced in the same proportion that the Surrender Charge deducted bears to the total Surrender Charge immediately before the Face Amount decrease.

The Surrender Charge Decrease Exemption is 10% of the initial Face Amount. Once Cumulative Face Amount decreases exceed 10% of the initial Face Amount, the Surrender Charge Decease Exemption no longer applies and a surrender charge will be applied to Face Amount decreases in excess of the Exemption amount. This amount is set at issuance of the Policy and applies to decreases in the initial Face Amount of insurance only. This exemption does not apply to a full surrender of the Policy or a partial withdrawal of Net Cash Surrender Value.

Monthly Deductions

On the Policy Date and at the beginning of each Policy Month, a deduction is taken from the Net Policy Value to cover certain charges in connection with the Policy until the Policy Anniversary when the life insured reaches Attained Age 100, unless certain riders are in effect in which case such charges may continue. If there is a Policy Debt under the Policy, loan interest and principal will continue to be payable at the beginning of each Policy Month. Monthly deductions due prior to the Effective Date will be taken on the Effective Date instead of the dates they were due. These monthly deductions consist of:

•	an administration charge;

•	a Face Amount charge;

•	an asset-based risk charge; and

•	a cost of insurance charge.

If applicable, there may be additional monthly charges for any Supplementary Benefits added to the Policy.

All of the monthly deductions, except for the asset-based risk charge, may be allocated among the Investment Accounts and the Fixed Account as specified by the policyowner and approved by us. Absent such specification, the monthly deductions, except the asset-based risk charge, will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each bears to the Net Policy Value. The asset-based risk charge will be allocated among the Investment Accounts in the same proportion as the value in each Investment Account bears to the total value of all Investment Accounts.

Administration Charge. The administration charge is paid to the Company and is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under the Policy. During the first 5 Policy Years, this monthly charge will be $40. For all subsequent Policy Years, the monthly administration charge will be $20.

Face Amount Charge. There is a monthly per $1000 Face Amount charge that is paid to the Company. The monthly charge per $1000 of Face Amount varies by the Age of the life insured at issuance (or the Attained Age of the life insured at the time of an increase) and the death benefit option in effect as set forth in the following table. This charge applies to the Face Amount for the first 10 Policy Years.

38

Age*/Attained Age*	Death Benefit Option 1 First Ten Policy Years	Death Benefit Option 2 First Ten Policy Years
25 or less	$0.08	$0.04
35	$0.11	$0.06
45	$0.22	$0.10
55	$0.31	$0.17
65	$0.60	$0.39
75	$0.89	$0.61
85+	$1.18	$0.83

*	For ages not shown, the applicable monthly charge can be found by adjusting the above charges proportionately.

Asset-Based Risk Charge. A charge is assessed against the Investment Accounts monthly at an annual rate of 0%. This rate is guaranteed not to exceed 0.30%. This charge is paid to the Company to compensate it for the sales, administrative and other expenses it may incur. The Company will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policy.

Cost of Insurance Charge. The monthly cost of insurance charge is paid to the Company and is determined as the rate of the cost of insurance for a specific Policy Month, as described below, multiplied by the net amount at risk.

Death Benefit Option 1. The net amount at risk is equal to the greater of zero or the result of (a) minus (b), where:

(a)	is the Face Amount of insurance as of the first day of the Policy Month, divided by 1.0024663; and

(b)	is the Policy Value as of the first day of the Policy Month after the deduction of all charges other than the monthly cost of insurance.

Death Benefit Option 2. The net amount at risk is equal to the Face Amount of insurance as of the first day of the Policy Month, divided by 1.0024663.

Since the net amount of risk for Death Benefit Option 1 is based on a formula that includes as factors the Policy Value, the net amount at risk is affected by the investment performance of the underlyling investment options chosen, payment of premiums and charges assessed.

The rates for the cost of insurance, as of the Policy Date and subsequently for each Face Amount increase, are based on the life insured’s Age, sex and Risk Classification, the duration that coverage has been in force and the net amount at risk.

The Company applies unisex rates where appropriate under the law. This currently includes the state of Montana and policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs.

The cost of insurance rates reflect the Company’s expectations as to future mortality experience. The rates may be re-determined from time to time on a basis which does not unfairly discriminate within any class of persons including the life insured. In no event will the cost of insurance rates exceed the guaranteed rates set forth in the Policy except to the extent that an extra charge is imposed because of an additional rating applicable to the life insured. After the first Policy Year, the cost of insurance will generally increase on each Policy Anniversary. The guaranteed rates are based on a unismoker version of the 1980 Commissioners Smoker Distinct, Age Nearest Birthday, Mortality tables. Current cost of insurance rates may be less than the guaranteed rates.

Charges for Transfers

A charge of $25 will be imposed on each transfer in excess of twelve in a Policy Year. The charge will be deducted from the Investment Account or the Fixed Account to which the transfer is being made. All transfer requests received by the Company on the same Business Day are treated as a single transfer request.

Investment Management Fees and Expenses

The investment management fees and expenses of the portfolios are set forth in the portfolio prospectuses.

Reduction in Charges

The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. The Company reserves the right to reduce any of the Policy’s charges in certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commission or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors,

39

including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, expected persistency of the individual Policies, and any other circumstances which the Company believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. The Company may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

SPECIAL PROVISIONS FOR EXCHANGES

The Company will permit owners of certain fixed life insurance contracts issued by the Company to exchange their contracts for the Policies described in this prospectus (and likewise, owners of Policies described in this prospectus may also exchange their Policies for certain fixed life insurance contracts issued by the Company). Policyowners considering an exchange should consult their tax advisor as to the tax consequences of an exchange.

COMPANY TAX CONSIDERATIONS

At the present time, the Company makes no specific charge to the Separate Account for any federal, state, or local taxes that the Company incurs that may be attributable to the Separate Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

POLICY VALUE

Determination of the Policy Value

A Policy has a Policy Value, a portion of which is available to the policyowner by making a policy loan or partial withdrawal, or upon surrender of the Policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.

The Policy Value is affected by the investment performance of the Investment Account chosen and the rate of interest credited if amounts are allocated to the Fixed Account. The Policy Value is also affected by the charges deducted. For a discussion of how these factors affect Policy Value see the “Risks/Benefits Summary.”

Investment Accounts. An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

Fixed Account. Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by John Hancock USA. For a detailed description of the Fixed Account, see “The General Account — Fixed Account.”

Loan Account. Amounts borrowed from the Policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate which is lower than the amount charged on the outstanding Policy Debt. For a detailed description of the Loan Account, see “Policy Loans — Loan Account”.

Units and Unit Values

Crediting and Canceling Units. Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are canceled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or canceled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

A Business Day is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled day-time trading of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on that day.

Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day which is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made on the next Business Day.

40

Unit Values. For each Business Day the unit value for each sub-account is determined by multiplying the unit value for the immediately preceding Business Day by the net investment factor for the sub-account on such subsequent Business Day.

The net investment factor for a sub-account on any Business Day is equal to (a) divided by (b) where:

(a)	is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day; and

(b)	is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day.

The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

Transfers of Policy Value

At any time, the policyowner may transfer Policy Value from one sub-account to another or to the Fixed Account. Transfers involving the Fixed Account are subject to certain limitations noted below under “Transfers Involving Fixed Account.” Transfer requests must be in writing in a form satisfactory to the Company, or by telephone if a currently valid telephone transfer authorization form is on file.

Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose a portfolio to increased portfolio transaction costs (affecting the value of the shares), disruption to management of a portfolio (affecting a subadviser’s ability to effectively manage a portfolio’s investments in accordance with the portfolio’s investment objective and policies) and dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone and facsimile transaction privileges. In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain investment options. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

The Company’s current practice is to restrict transfers into or out of variable investment options to two per calendar month (except with respect to those policies described in the following paragraph). In applying this restriction any transfer request involving the transfer of account value into or out of multiple variable investment options will still count as only one request. No more than one transfer request made be made on any day. The policyowner may, however, transfer to the Money Market investment option even if the two transfer per month limit has been reached, but only if 100% of the value in all variable investment options is transferred to the Money Market investment option. If such a transfer to the Money Market investment option is made, then, for the 30 calendar day period after such transfer, no transfers from the Money Market investment option to any other variable investment options or to the Fixed Account may be made. If a Policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policyowners subject to the restrictions.

Policies may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policyowner under these circumstances to rebalance the investment options in its policies within the following limits: (i) during the 10 calendar day period after any account values are transferred from one variable investment option into a second variable investment option, the values can only be transferred out of the second investment option if they are transferred into the Money Market investment option; and (ii) any account values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market investment option may not be transferred out of the Money Market investment option into any other investment options (variable or fixed) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policyowners subject to the restrictions.

Subject to our approval, we may offer policies purchased by a corporation or other entity that has purchased policies to match its liabilities under an employee benefit plan, as described above, the ability to electronically rebalance the investment options in its

41

policies. Under these circumstances, in lieu of imposing any specific limit upon the number or timing of transfers, we will monitor aggregate trades among the sub-accounts for frequency, pattern and size for potentially harmful investment practices. If we detect trading activity that we believe may be harmful to the overall operation of any investment account or underlying portfolio, we may impose conditions on policies employing electronic rebalancing to submit trades, including setting limits upon the number and timing of transfers, and revoking privileges to make trades by any means other than written communication submitted via U.S. mail. The restrictions described in these paragraphs will be applied uniformly to all policy owners subject to the restrictions.

The Company also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law. Transfers may also be delayed when any of the events described in “Payment of Proceeds” occurs. Transfer privileges are also subject to any restrictions that may be imposed by the Portfolios. In addition, the Company reserves the right to defer the transfer privilege at any time that the Company is unable to purchase or redeem shares of a Portfolio.

Rule 22c-2 under the 1940 Act requires us to provide tax identification numbers and other policy owner transaction information to John Hancock Trust or to other investment companies in which the Separate Account invests, at their request. An investment company will use this information to identify any pattern or frequency of investment account transfers that may violate their frequent trading policy. An investment company may require us to impose trading restrictions in addition to those described above if violations of their frequent trading policy are discovered.

While the Policy is in force, you may transfer the Policy Value from any of the Investment Accounts to the Fixed Account without incurring transfer charges:

•	within eighteen months after the Issue Date; or

•	within 60 days of the effective date of a material change in the investment objectives of any of the sub-accounts or within 60 days of the date of notification of such change, whichever is later.

Such transfers will not count against the twelve transfers that may be made free of charge in any Policy Year.

Transfers Involving Fixed Account. The maximum amount that you may transfer from the Fixed Account in any one Policy Year is the greater of $2,000 or 15% of the Fixed Account Value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust.

Telephone Transfers. Although failure to follow reasonable procedures may result in the Company being liable for any losses resulting from unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone that the Company reasonably believes to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.

Dollar Cost Averaging. The Company offers policyowners an optional Dollar Cost Averaging (“DCA”) program. Under the DCA program, the policyowner will designate an amount which will be transferred monthly from one Investment Account into any other Investment Account(s) or the Fixed Account. The charge for a transfer made under the DCA program will not exceed $5. The Company will provide you with 90 days’ written notice of any change in the current charge. If insufficient funds exist to effect a DCA transfer, the transfer will not be effected and the policyowner will be so notified.

The Company reserves the right to cease to offer this program as of 90 days after written notice of termination is sent to the policyowner.

Asset Allocation Balancer Transfers. Under the optional Asset Allocation Balancer program, the policyowner will designate an allocation of Policy Value among Investment Accounts. At six-month intervals beginning six months after the Policy Date, the Company will transfer amounts among the Investment Accounts as necessary to maintain the policyowner’s chosen allocation. A change to the policyowner’s premium allocation instructions will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless the policyowner either instructs the Company otherwise or has elected the DCA program. The charge for a transfer made under the Asset Allocation Balancer program will not exceed $15. The Company will provide you with 90 days’ written notice of any change in the current charge.

The Company reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

POLICY LOANS

While a Policy is in force and has an available loan value, a policyowner may borrow against the Policy Value in an amount not to exceed the Maximum Loanable Amount. The Policy serves as the only security for the loan. Policy loans may have tax consequences. See “Tax Treatment of Policy Benefits — Interest on Policy Loans After Year 10” and “Tax Treatment of Policy Benefits — Policy Loan Interest.”

42

Effect of Policy Loans

A Policy loan will have an effect on future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Portfolios or increasing in value at the rate of interest credited for amounts allocated to the Fixed Account. A Policy loan may cause a Policy to be more susceptible to going into default since a policy loan will be reflected in the Net Cash Surrender Value. See “Lapse and Reinstatement.” In addition, a Policy loan may result in a Policy’s failing to satisfy the No-Lapse Guarantee Cumulative Premium Test since the Policy Debt is subtracted from the sum of the premiums paid in determining whether this test is satisfied. Finally, a Policy loan will affect the amount payable on the death of the life insured, since the death benefit is reduced by the Policy Debt at the date of death in arriving at the insurance benefit.

Interest Charged on Policy Loans

Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. During the first 10 Policy Years, the rate of interest charged will be an effective annual rate of 5.25%. Thereafter, the rate of interest charged will be an effective annual rate of 4%. The actual rate charged is equal to the rate of interest charged on the policy loan less the Loan Interest Credited Differential, which is currently 1.25% during the first ten policy years and 0% thereafter, and is guaranteed not to exceed 1.25% during the first ten policy years and 0.5% thereafter. The Company may change the Loan Interest Credited Differential as of 90 days after sending you written notice of such change.

For a Policy that is not a Modified Endowment Contract (“MEC”), the tax consequences associated with a loan interest credited differential of 0% are unclear. A tax advisor should be consulted before effecting a loan to evaluate the tax consequences that may arise in such a situation. If we determine, in our sole discretion, that there is a substantial risk that a loan will be treated as a taxable distribution under federal tax law as a result of the differential between the credited interest rate and the loan interest rate, we retain the right to increase the loan interest rate to an amount that would result in the transaction being treated as a loan under federal tax law. If the interest due on a Policy Anniversary is not paid by the policyowner, the interest will be borrowed against the Policy and added to the Policy Debt.

Interest on the Policy Debt will continue to accrue daily if there is an outstanding loan when monthly deductions and premium payments cease at the life insured’s Attained Age 100. The Policy will go into default at any time the Policy Debt exceeds the Policy Value. At least 61 days prior to termination, the Company will send you a notice of the pending termination. Payment of interest on the Policy Debt during the 61 day grace period will bring the Policy out of default.

Loan Account

When a loan is made, an amount equal to the loan principal, plus interest to the next Policy Anniversary, will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. Amounts transferred into the Loan Account cover the loan principal plus loan interest due to the next Policy Anniversary. The policyowner may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

Interest Credited to the Loan Account. Interest is currently credited to amounts in the Loan Account at an effective annual rate of 4%. This rate is guaranteed not to be less than 3.5%.

Loan Account Adjustments. On the first day of each Policy Anniversary the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Fixed Account. Amounts transferred to the Loan Account will be taken from the Investment Accounts and the Fixed Account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value.

Loan Repayments. You may repay the Policy Debt in whole or in part at any time prior to the death of the life insured, provided that the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts. We will allocate loan repayments first to the Fixed Account until the associated Loan Sub-Account is reduced to zero and then to each Investment Account in the same proportion as the value in the corresponding Loan Sub-Account bears to the value of the Loan Account.

Amounts paid to the Company not specifically designated in writing as loan repayments will be treated as premiums. Where permitted by applicable state law, when a portion of the Loan Account amount is allocated to the Fixed Account, the Company may require that any amounts paid to it be applied to outstanding loan balances.

POLICY SURRENDER AND PARTIAL WITHDRAWALS

43

Policy Surrender

You may surrender a Policy for its Net Cash Surrender Value at any time while a life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any Surrender Charges and outstanding monthly deductions due (the “Cash Surrender Value”) minus the Policy Debt. If there have been any prior Face Amount increases, the Surrender Charge will be the sum of the Surrender Charge for the Initial Face Amount plus the Surrender Charge for each increase. The Net Cash Surrender Value will be determined as of the end of the Business Day on which we receive the Policy and your written request for surrender at our Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate.

Partial Withdrawals

You may make a partial withdrawal of the Net Cash Surrender Value once each Policy Month after the first Policy Anniversary. You may specify the portion of the withdrawal to be taken from each Investment Account and the Fixed Account. In the absence of instructions, the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. For information on Surrender Charges on a partial withdrawal, see “Charges and Deductions — Surrender Charges.”

Withdrawals will be limited if they would otherwise cause the Face Amount to fall below $500,000.

Reduction in Face Amount due to a Partial Withdrawal. If Death Benefit Option 1 is in effect when a partial withdrawal is made and the death benefit equals the Face Amount, the Face Amount of the Policy will be reduced by the amount of the withdrawal plus any applicable Surrender Charge. Otherwise, if the death benefit is the Minimum Death Benefit as described under “Death Benefit — Minimum Death Benefit,” the Face Amount will be reduced by the amount, if any, by which the withdrawal plus the pro-rata Surrender Charge exceeds the difference between the death benefit and the Face Amount.

If Death Benefit Option 2 is in effect, partial withdrawals do not affect the Face Amount of a Policy.

When the Face Amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in Face Amount, i.e., against the Face Amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial Face Amount.

LAPSE AND REINSTATEMENT

Lapse

Unless the No-Lapse Guarantee is in effect, a Policy will go into default if at the beginning of any Policy Month the Policy’s Net Cash Surrender Value would be zero or below after deducting the monthly deduction then due. Therefore, a Policy could lapse eventually if increases in Policy Value (prior to deduction of Policy charges) are not sufficient to cover Policy charges. A lapse could have adverse tax consequences as described under “Tax Treatment of the Policy — Tax Treatment of Policy Benefits — Surrender or Lapse.” The Company will notify the policyowner of the default and will allow a 61 day grace period in which you may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium charge. If we do not receive the required payment by the end of the grace period, the Policy will terminate with no value.

No-Lapse Guarantee

In those states where it is permitted, as long as the No-Lapse Guarantee Cumulative Premium Test is satisfied during the No-Lapse Guarantee Period, as described below, the Company will guarantee that the Policy will not go into default even if adverse investment experience or other factors should cause the Policy’s Net Cash Surrender Value to fall to zero or below during such period.

The Monthly No-Lapse Guarantee Premium is one-twelfth of the No-Lapse Guarantee Premium.

The No-Lapse Guarantee Premium is set at issuance of the Policy and reflects any Additional Rating and Supplementary Benefits, if applicable. It is subject to change if there is (i) a change in the Face Amount of the Policy, (ii) a change of the death benefit option, (iii) a decrease in the Face Amount of insurance due to a partial withdrawal, or (iv) any change in the Supplementary Benefits added to the Policy or the Risk Classification of the life insured.

The No-Lapse Guarantee Period is described under “Definitions” in Appendix A.

While the No-Lapse Guarantee is in effect, the Company will determine, at the beginning of any Policy Month that a Policy would otherwise be in default, whether the No-Lapse Guarantee Cumulative Premium Test, described below, has been met. If the test has not been satisfied, the Company will notify the policyowner of that fact and allow a 61-day grace period in which you may make a

44

premium payment sufficient to keep the policy from going into default. This required payment, as described in the notification, will be equal to the lesser of:

•	the outstanding premium requirement to satisfy the No-Lapse Guarantee Cumulative Premium Test at the date of default plus the Monthly No-Lapse Guarantee Premium due for the next two Policy Months, or

•	the amount necessary to bring the Net Cash Surrender Value to zero plus the monthly deductions due, plus the next two monthly deductions plus the applicable premium charge.

If we do not receive the required payment by the end of the grace period, the No-Lapse Guarantee and the Policy will terminate.

No-Lapse Guarantee Cumulative Premium Test. The No-Lapse Guarantee Cumulative Premium Test is satisfied if, as of the beginning of the Policy Month that your Policy would otherwise be in default, the sum of all premiums paid to date, less any Policy Debt and less any gross withdrawals taken on or before the date of the test, is equal to or exceeds the sum of the Monthly No-Lapse Guarantee Premiums due from the Policy Date to the date of the test.

Death During Grace Period. If the life insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit will be reduced by any outstanding monthly deductions due at the time of death.

Reinstatement

A policyowner may, by making a written request, reinstate a Policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

•	Evidence of the life insured’s insurability, satisfactory to the Company, is provided to the Company; and

•

A premium equal to the amount that was required to bring the Policy out of default immediately prior to termination, plus the amount needed to keep the Policy in force to the next scheduled date for payment of the Planned Premium, must be paid to the Company.

If the reinstatement is approved, the date of reinstatement will be the later of the date we approve the policyowner’s request or the date we receive the required payment at our Service Office. In addition, any Surrender Charges will be reinstated to the amount they were at the date of default. The Policy Value on the date of reinstatement, prior to the crediting of any Net Premium paid on the reinstatement, will be equal to the Policy Value on the date the Policy terminated. Any Policy Debt not paid upon termination of a Policy will be reinstated if the Policy is reinstated.

THE GENERAL ACCOUNT

The general account of John Hancock USA consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, John Hancock USA has sole discretion over the investment of the assets of the general account.

By virtue of exclusionary provisions, interests in the general account of John Hancock USA have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

Fixed Account

A policyowner may elect to allocate net premiums to the Fixed Account or to transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. The Company will hold the reserves required for any portion of the Policy Value allocated to the Fixed Account in its general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.

Policy Value in the Fixed Account. The Policy Value in the Fixed Account is equal to:

•	the portion of the net premiums allocated to it; plus

•	any amounts transferred to it; plus

•	interest credited to it; less

•	any charges deducted from it; less

•	any partial withdrawals from it; less

45

•	any amounts transferred from it.

Interest in the Fixed Account. An allocation of Policy Value to the Fixed Account does not entitle the policyowner to share in the investment experience of the general account. Instead, we guarantee that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of the general account. Consequently, if you pay the planned premiums, allocate all net premiums only to the general account and make no transfers, partial withdrawals, or policy loans, the minimum amount and duration of the death benefit of the Policy will be determinable and guaranteed.

OTHER PROVISIONS OF THE POLICY

Cash Value Enhancement Riders

The Policy may be issued with one of two optional Cash Value Enhancement riders: (1) the Cash Value Enhancement Rider or (2) the Cash Value Enhancement Plus Rider. The decision to add either one of these two riders to a Policy must be made at issuance of the Policy and, once made, is irrevocable. The benefit of these riders is that the Cash Surrender Value of a Policy is enhanced during the period for which Surrender Charges are applicable. Under the Cash Value Enhancement Rider, the enhancement is provided by reducing the Surrender Charge that would otherwise have applied upon Policy surrender or lapse. The Cash Value Enhancement Rider does not apply to decreases in Face Amount or partial withdrawals. Under the Cash Value Enhancement Plus Rider, there will be no Surrender Charge.

Under each of the riders, the enhancement in Cash Surrender Value is equal to the Surrender Charge multiplied by the applicable Cash Value Enhancement Factor. The applicable Cash Value Enhancement Factors under the two riders during the Surrender Charge Period are set forth below:

Cash Value Enhancement Factors (Applicable to Initial Face Amount and Subsequent Increases)
Policy Year	Cash Value Enhancement Rider	Cash Value Enhancement Plus Rider
1	90	100
2	80	100
3	60	100
4	40	100
5	20	100
6+	0	100

Adding either of the Cash Value Enhancement riders to a Policy will alter certain of the charges under the Policy, as illustrated in the following table. There will be no change in the monthly administration and cost of insurance charges under the Policy.

Comparative Monthly Charges with Addition of Cash Value Enhancement Riders
Charges	The Policy

Premium Charge	7.5% for first 10 Policy Years and 5% thereafter
Asset-Based Risk Charge	0% (guaranteed not to exceed 0.03%)
The Policy with Cash Value Enhancement Rider

Premium Charge	8.5% for first 10 Policy Years and 5.5% thereafter

Asset-Based Risk Charge	0% (guaranteed not to exceed 0.03%)
The Policy with Cash Value Enhancement Plus Rider

Premium Charge	3.25% for first 10 Policy Years and 2.25% thereafter

Asset-Based Risk Charge	0.08% for the first 15 Policy Years (guaranteed not to exceed 0.11%) and 0.02% thereafter (guaranteed not to exceed 0.05%)

46

Return of Premium Death Benefit Rider

The Policy may be issued with an optional Return of Premium Death Benefit rider if death benefit Option 1 is elected. This rider provides an additional death benefit payable upon the death of the life insured after the Company receives due proof of death. The Return of Premium Death Benefit is calculated as follows:

The Return of Premium Rider death benefit is equal to the initial premium. Any subsequent premiums will increase the rider death benefit at the time of the premium payment by the amount of the premium. Any partial withdrawal will reduce the death benefit at the time of withdrawal by an amount equal to the withdrawal plus any applicable Surrender Charge (except that the rider death benefit will not be reduced to less than zero).

Cessation of Increases. Increases in the Return of Premium Death Benefit coverage will cease at the earlier of:

•	the Policy Anniversary coincident with or next following the date we receive your written request for cessation of any further increases;

•	the beginning of the Policy Month coincident with or next following the date we approve your written request for a change to Death Benefit Option 2; or

•	the date as of which Monthly Deductions cease and no further premiums may be paid in determining the amount of the Return of Premium death benefit coverage.

Decreases in Coverage. The Return of Premium Death Benefit may be decreased if requested by the policyowner. The decrease will take effect at the beginning of the Policy Month on or next following the date the Company approves the request. The Return of Premium Death Benefit Rider coverage will be reduced by the amount of the requested decrease. Decreases in the death benefit are not subject to pro-rata Surrender Charges.

Partial Withdrawals. If the Policyowner makes a written request for a partial withdrawal of net cash surrender value while this rider is inforce, the Company will process the withdrawal so that it first reduces the amount of the Return of Premium Death Benefit coverage. Any withdrawals will be subject to a pro-rata surrender charge as described under “Charges and Deductions — Surrender Charges.” In addition, the Face Amount will be reduced by the amount by which the withdrawal plus the Surrender Charge exceeds the amount of the Return of Premium Death Benefit Rider.

No Lapse Guarantee. The No Lapse Guarantee provisions of the Policy apply to the Return of Premium Rider Death Benefit for the first two Policy Years only.

Policyowner Rights

Unless otherwise restricted by a separate agreement, the policyowner may, until the life insured’s death:

•	Vary the premiums paid under the Policy.

•	Change the death benefit option.

•	Change the premium allocation for future premiums.

•	Take loans and/or partial withdrawals.

•	Surrender the contract.

•	Transfer ownership to a new owner.

•	Name a contingent owner that will automatically become owner if the policyowner dies before the insured.

•	Change or revoke a contingent owner.

•	Change or revoke a beneficiary.

Assignment of Rights. John Hancock USA will not be bound by an assignment until it receives a copy of the assignment at its Service Office. We assume no responsibility for the validity or effects of any assignment.

Beneficiary

One or more beneficiaries of the Policy may be appointed by the policyowner by naming them in the application. Beneficiaries may be appointed in three classes — primary, secondary, and final. Beneficiaries in the same class will share equally in the insurance benefit payable to them. Beneficiaries may be revocable or irrevocable. Unless an irrevocable designation has been elected, you may change the beneficiary by giving written notice to the Company in a form satisfactory to us. The change will take effect as of the date such notice is signed. If the life insured dies and there is no surviving beneficiary, the policyowner, or the policyowner’s estate if the policyowner is the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, we will pay the insurance benefit as if the beneficiary had died before the life insured.

47

Validity

The Company will not contest the validity of a Policy after it has been in force during any life insured’s lifetime for two years from the Issue Date. We will not contest the validity of an increase in Face Amount, after such increase or addition has been in force during the lifetime of the life insured for two years. If a Policy has been reinstated and been in force during the lifetime of the life insured for less than two years from the reinstatement date, the Company can contest any misrepresentation of a fact material to the reinstatement.

Misstatement of Age or Sex

If the stated age or sex, or both, of the life insured in the Policy are incorrect, we will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.

Suicide Exclusion

If the life insured dies by suicide within two years after the Issue Date (or within the maximum period permitted by the state in which the Policy was delivered, if less than two years), the Policy will terminate and the Company will pay only the premiums paid less any partial Net Cash Surrender Value withdrawal and less any Policy Debt.

If the life insured dies by suicide within two years after the effective date of an increase in Face Amount, the death benefit for that increase will be limited to the Monthly Deductions taken for the increase.

The Company reserves the right to obtain evidence of the manner and cause of death of the life insured.

Supplementary Benefits

Subject to certain requirements, one or more Supplementary Benefits may be added to a Policy, including those providing a death benefit guarantee, term insurance for an additional insured, providing accidental death coverage, waiving monthly deductions upon disability, accelerating benefits in the event of a terminal illness, and, in the case of corporate-owned policies, permitting a change of the life insured (a taxable event). More detailed information concerning these supplementary benefits may be obtained from an authorized agent of the Company. The cost, if any, for supplementary benefits will be deducted as part of the monthly deductions.

TAX TREATMENT OF THE POLICY

This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.

General

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our “policy holder reserves”. We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a “DAC tax” charge we may impose against the Separate Account to compensate us for the finance costs attributable to the acceleration of our income tax liabilities by reason of a “DAC tax adjustment”. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that are passed through to policy owners.

The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

48

Death benefit proceeds and other policy distributions

Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. However certain distributions associated with a reduction in death benefit or other policy benefits within the first 15 years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.

However, some of the tax rules change if your policy is found to be a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind including loans. (See “7-pay premium limit and modified endowment contract status” below.)

We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the “Code”) defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.

If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Code.

Increases in account value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy’s death benefit or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial 42 withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it caused the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).

Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s ownership.

It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if any of the funds failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.

Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner’s estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner’s estate if the transfer occurred less than three years before the former owner’s death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.

Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.

Policy loans

We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself

49

having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

Diversification rules and ownership of the Account

Your policy will not qualify for the tax benefits of a life insurance contract unless the Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investment control” over the underlying assets.

In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the separate account used to support the policy. In those circumstances, income and gains from the separate account assets would be includible in the policy owner’s gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the “extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets”. As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.

The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds’ prospectuses, or that a series fund will not have to change any fund’s investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy’s proportionate share of the assets of the Account, but we are under no obligation to do so.

7-pay premium limit and modified endowment contract status

At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact. The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully “paid-up” after the payment of 7 equal annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.

Policies classified as modified endowment contracts are subject to the following tax rules:

•

First, all partial withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the policy at such time.

If you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income.

•

Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.

•

Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

•	is made on or after the date on which the policy owner attains age 59 1/2;

•	is attributable to the policy owner becoming disabled; or

•

is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.

These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.

Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In

50

general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.

Moreover, if there is a reduction in benefits under a policy (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point during the 7-pay testing period are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract. If your policy is a survivorship policy, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested, using the lower limit, from the date it was issued.

If your policy is issued as a result of a section 1035 exchange, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice.

All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the modified endowment contract rules. A policy received in exchange for a modified endowment contract will itself also be a modified endowment contract. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 retirement plans

The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

Withholding

To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions.

Life insurance purchases by residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.

Life insurance purchases by non-resident aliens

If you are not a U.S. citizen or resident, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.

OTHER INFORMATION

Payment of Proceeds

As long as the Policy is in force, John Hancock USA will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at its Service Office of all the documents required for such a payment. We will ordinarily pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary’s name. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit on all amounts in a John Hancock retained asset account. Please contact our Service Office for more information.

The Company may delay for up to six months the payment from the Fixed Account of any policy loans, surrenders, partial withdrawals, or insurance benefit. In the case of any such payments from any Investment Account, the Company may delay payment

51

during any period during which (i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings), (ii) trading on the New York Stock Exchange is restricted, and (iii) an emergency exists, as determined by the SEC, as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (ii) and (iii) exist.

Reports to Policyowners

Within 30 days after each Policy Anniversary, John Hancock USA will send the policyowner a statement showing, among other things:

•	the amount of death benefit;

•	the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;

•	the value of the units in each Investment Account to which the Policy Value is allocated;

•	the Policy Debt and any loan interest charged since the last report;

•	the premiums paid and other Policy transactions made during the period since the last report; and

•	any other information required by law.

Each policyowner will also be sent an annual and a semi-annual report for the Trust, which will include a list of the securities held in each Portfolio as required by the 1940 Act.

Distribution of Policies

John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with us, is the principal distributor and underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain investment accounts under the policies and under other annuity and life insurance products we offer.

JH Distributors’ principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 197 Clarendon Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and a member of Financial Industry Regulatory Authority (“FINRA”).

We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers may include our affiliate Signator Investors, Inc. In addition, we, either directly or through JH Distributors, have entered into agreements with other financial intermediaries that provide marketing, sales support and certain administrative services to help promote the policies (“financial intermediaries”). In a limited number of cases, we have entered into loans, leases or other financial agreements with these broker-dealers, financial intermediaries or their affiliates.

Compensation

The broker-dealers and other financial intermediaries that distribute or support the marketing of our policies may be compensated by means of various compensation and revenue sharing arrangements. A general description of these arrangements is set out below under “Standard compensation” and “Additional compensation and revenue sharing”. These arrangements may differ between firms, and not all broker-dealers or financial intermediaries will receive the same compensation and revenue sharing benefits for distributing our policies. Also, a broker-dealer may receive more or less compensation or other benefits for the promotion and sale of our policy than it would expect to receive from another issuer.

Under their own arrangements, broker-dealers determine how much of any amounts received from us is to be paid to their registered representatives. Our affiliated broker-dealer may pay its registered representatives additional compensation and benefits, such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies.

Policy owners do not pay any compensation or revenue sharing benefits directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying fund’s distribution plan (“12b-1 fees”), the fees and charges imposed under the policy and other sources.

You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy. We provide additional information on special compensation or reimbursement arrangements involving broker-dealers and other financial intermediaries in the Statement of Additional Information, which is available upon request.

52

Standard compensation. JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies, and for providing ongoing service in relation to policies that have already been purchased. We may also pay a limited number of broker-dealers commissions or overrides to “wholesale” the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling.

The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement. The compensation paid is not expected to exceed 135% of the target premium paid in the first policy year, and 5% of the target premium paid in years 2-10. Compensation on any premium paid in excess of target premium will not exceed 8% in year 1 and 5% in years 2-10. This schedule of compensation is exclusive of additional compensation and revenue sharing and inclusive of overrides and expense allowances paid to broker-dealers for sale of the policies (not including riders).

Additional compensation and revenue sharing. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may enter into special compensation or reimbursement arrangements (“revenue sharing”), either directly or through JH Distributors, with selected broker-dealers and other financial intermediaries. In consideration of these arrangements, a firm may feature our policy in its sales system, give us preferential access to sales staff, or allow JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force. We hope to benefit from these revenue sharing and other arrangements through increased sales of our policies.

Selling broker-dealers and other financial intermediaries may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm’s “due diligence” examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for public, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions, and/or other contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash or other rewards as may be permitted under FINRA rules and other applicable laws and regulations.

Responsibilities of John Hancock USA

John Hancock USA entered into an agreement with JH Distributors pursuant to which John Hancock USA, on behalf of JH Distributors will pay the sales commissions in respect of the Policies and certain other policies issued by John Hancock USA, prepare and maintain all books and records required to be prepared and maintained by JH Distributors with respect to the Policies and such other policies, and send all confirmations required to be sent by JH Distributors with respect to the Policies and such other policies. JH Distributors will promptly reimburse John Hancock USA for all sales commissions paid by John Hancock USA and will pay John Hancock USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.

Finally, John Hancock USA may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of the insured.

Voting Rights

As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular Portfolio of the Trust. John Hancock USA is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders’ meeting. However, John Hancock USA will vote shares held in the sub-accounts in accordance with instructions received from policyowners having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyowners are received, including shares not attributable to the Policies, will be voted by John Hancock USA in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit John Hancock USA to vote shares held in the Separate Account in its own right, it may elect to do so.

The number of shares in each sub-account for which instructions may be given by a policyowner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio. The number will be determined as of a date chosen by John Hancock USA, but not more than 90 days before the shareholders’ meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

John Hancock USA may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or

53

disapprove an investment management contract. In addition, the Company itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that John Hancock USA reasonably disapproves such changes in accordance with applicable federal regulations. If John Hancock USA does disregard voting instructions, it will advise policyowners of that action and its reasons for such action in the next communication to policyowners.

54

Substitution of Portfolio Shares

Although we believe it to be unlikely, it is possible that in the judgment of the management of John Hancock USA, one or more of the Portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, John Hancock USA may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC and one or more state insurance departments may be required.

John Hancock USA also reserves the right (i) to combine other separate accounts with the Separate Account, (ii) to create new separate accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company, (iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or (vi) to transfer assets from the Separate Account to another separate account and from another separate account to the Separate Account. The Company also reserves the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

Records and Accounts

The Service Office will perform administrative functions, such as decreases, increases, surrenders and partial withdrawals, and fund transfers on behalf of the Company.

All records and accounts relating to the Separate Account and the Portfolios will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by the Company.

State Regulation

John Hancock USA is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

John Hancock USA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

Further Information

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the SEC’s principal office in Washington D.C. upon payment of the prescribed fee. The SEC also maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC which is located at http://www.sec.gov.

For further information you may also contact John Hancock USA’s Home Office, the address and telephone number of which are on the last page of the prospectus.

Optional Term Rider

The Policy may be issued with an optional term insurance rider (the “Term Rider”). The benefit of the term rider is that the cost of insurance will always be less than or equal to the cost of insurance on the Policy. However, unlike the death benefit under the Policy, the death benefit under the Term Rider is not protected by the no lapse guarantee after the second Policy Year and terminates at age 100.

Financial Statements

The financial statements of the Company and the Separate Account are set forth in the Statement of Additional Information. Our general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions. To the extent required, the company intends to rely upon the exemption set forth in Rule 12h-7 of the Securities Exchange Act of 1934 from the periodic reporting requirements under that act.

55

APPENDIX A: DEFINITIONS

Additional Rating: is an increase to the Cost of Insurance Rate for insureds who do not meet, at a minimum, the Company’s underwriting requirements for the standard Risk Classification.

Attained Age: is the Age at issue plus the number of whole years that have elapsed since the Policy Date.

Business Day: is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled daytime trading of the New York Stock Exchange on that day.

Cash Surrender Value: is the Policy Value less the Surrender Charge and any outstanding monthly deductions due.

Gross Withdrawal: is the amount of partial Net Cash Surrender Value the policyowner requests plus any Surrender Charge applicable to the withdrawal.

Effective Date: is the date the underwriters approve issuance of the Policy. If the Policy is approved without the initial premium, the Effective Date will be the date the Company receives at least the minimum initial premium at our Service Office. The Company will take the first Monthly Deduction on the Effective Date.

Fixed Account: is that part of the Policy Value which reflects the value the policyowner has in the general account of the Company.

Investment Account: is that part of the Policy Value which reflects the value the policyowner has in one of the sub-accounts of the Separate Account.

Issue Date: is the date the Company issued the Policy. The Issue Date is also the date from which the Suicide and Validity provisions of the Policy are measured.

Life Insured: is the person whose life is insured under this Policy.

Loan Account: is that part of the Policy Value which reflects the value transferred from the Fixed Account or the Investment Accounts as collateral for a policy loan.

Loan Interest Credited Differential: is the difference between the rate of interest charged on a Policy Loan and the rate of interest credited to amounts in the Loan Account.

Maximum Loanable Amount: is 100% of the Policy Net Cash Surrender Value less estimated charges to the next Policy anniversary, including loan interest.

Minimum Death Benefit: is on any date the Policy Value on that date multiplied by the applicable minimum death benefit percentage for the Attained Age of the life insured.

Monthly No-Lapse Guarantee Premium: is one-twelfth of the No-Lapse Guarantee Premium.

Net Cash Surrender Value: is the Cash Surrender Value less the Policy Debt.

Net Policy Value: is the Policy Value less the value in the Loan Account.

Net Premium: is the gross premium paid less the Premium Charge. It is the amount of premium allocated to the Fixed Account and/or Investment Accounts.

No-Lapse Guarantee: is a provision of the Policy which occurs when the Policy is in the No-Lapse Guarantee Period, and meets the No-Lapse Guarantee Cumulative Premium Test. If such a condition is met the Policy will not lapse, even when the Net Cash Surrender Value falls to or below zero.

No-Lapse Guarantee Period: is the period, set at issue, during which the No-Lapse Guarantee is provided. The No-Lapse Guarantee period is fixed at the lesser of (a) twenty years or (b) the number of years remaining until the life insured’s age is 95, depending upon applicable state law requirements. Certain states may have a shorter guarantee period. The No Lapse Guarantee Period for a particular Policy is stated in the Policy.

No-Lapse Guarantee Premium: is the annual premium used to determine the Monthly No-Lapse Guarantee Premium. It is set at issue and is recalculated, prospectively, whenever any of the following changes occur under the Policy:

•	the Face Amount of insurance changes.

•	a Supplementary Benefit is added, changed or terminated.

56

•	the Risk Classification of the life insured changes.

•	a temporary Additional Rating is added (due to a face amount increase), or terminated.

•	the death benefit option changes.

No-Lapse Guarantee Cumulative Premium: is the minimum amount due to satisfy the No-Lapse Guarantee Cumulative Premium Test. This amount equals the sum, from issue to the date of the test, of the Monthly No-Lapse Guarantee Premiums.

No-Lapse Guarantee Cumulative Premium Test: is a test that, if satisfied, during the No Lapse Guarantee Period will keep the policy in force when the Net Cash Surrender Value is less than zero. The test is satisfied if the sum of all premiums paid, less any Gross Withdrawals and less any Policy Debt, is greater than or equal to the sum of the monthly No-Lapse Guarantee Premiums due since the Policy Date.

Policy Date: is the date coverage takes effect under the Policy, provided the Company receives the minimum initial premium at its Service Office, and is the date from which charges for the first monthly deduction are calculated, and the date from which Policy Years, Policy Months, and Policy Anniversaries are determined.

Policy Debt: as of any date equals (a) plus (b) plus (c) minus (d), where:

(a)	is the total amount of loans borrowed as of such date;

(b)	is the total amount of any unpaid loan interest charges which have been borrowed against the Policy on a Policy Anniversary;

(c)	is any interest charges accrued from the last Policy Anniversary to the current date; and

(d)	is the total amount of loan repayments as of such date.

Policy Value: is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.

Service Office Address: is 197 Clarendon Street, Boston, MA 02116-5010.

Surrender Charge Period: is the period following the Policy Date or following any increase in Face Amount during which the Company will assess Surrender Charges. Surrender Charges will apply during this period if the policy terminates due to default, if the policyowner surrenders the policy or makes a partial withdrawal.

Surrender Charge Premium Limit: is used to determine the Surrender Charge. The Surrender Charge Premium Limit for the initial Face Amount is stated in the Policy. The Company will advise the policyowner of the Surrender Charge Premium Limit for any increase in Face Amount.

Written Request: is the policyowner’s request to the Company which must be in a form satisfactory to the Company, signed and dated by the policyowner, and received at the Service Office.

57

In addition to this prospectus, John Hancock USA has filed with the SEC a Statement of Additional Information (the “SAI”) which contains additional information about John Hancock USA and the Account, including information on our history, services provided to the Account and legal and regulatory matters. The SAI and personalized illustrations of death benefits, policy values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Service Office. You should also contact the John Hancock USA Service Office to request any other information about your policy or to make any inquiries about its operation.

SERVICE OFFICE

Express Delivery	Mail Delivery
John Hancock Life Insurance Company (U.S.A.)	John Hancock Life Insurance Company (U.S.A.)
197 Clarendon Street	1 John Hancock Way, Suite 1350
Boston, MA 02116-5010	Boston, MA 02217-1099

Phone:	Fax:
1-800-827-4546	1-416-926-5339

Information about the Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-5850. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.

1940 Act No. 811-4834 1933 Act File No. 333-85284

58

Statement of Additional Information dated May 1, 2009

for interests in

John Hancock Life Insurance Company (U.S.A.) Account A (“Registrant”)

Interests are made available under

EPVUL

a flexible premium variable universal life insurance policy issued by

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(“John Hancock USA”)

This is a Statement of Additional Information (“SAI”). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock USA representative or by contacting the John Hancock USA Servicing Office at 197 Clarendon Street, Boston, MA 02116-5010 or telephoning 1-800-827-4546.

Description of the Depositor

Under the Federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the “Depositor”. The Depositor is John Hancock USA, a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Until 2004, John Hancock USA had been known as The Manufacturers Life Insurance Company (U.S.A.).

Our ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Description of the Registrant

Under the Federal securities laws, the registered separate account underlying the variable life insurance policy is known as the “Registrant.” In this case, the Registrant is John Hancock Life Insurance Company (U.S.A.) Separate Account A (the “Account”), a separate account established by John Hancock USA under Michigan law. The variable investment options shown on page 1 of the prospectus are subaccounts of the Account. The Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the Securities and Exchange Commission (“SEC”) of the management of the Account or of John Hancock USA.

New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.

Services

Administration of policies issued by John Hancock USA and of registered separate accounts organized by John Hancock USA may be provided by other affiliates. Neither John Hancock USA nor the separate accounts are assessed any charges for such services.

Custodianship and depository services for the Registrant are provided by State Street Bank. State Street Bank’s address is 225 Franklin Street, Boston, Massachusetts, 02110.

Independent Registered Public Accounting Firm

The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Separate Account A of John Hancock Life Insurance Company (U.S.A.) at December 31, 2008, and for each of the two years in the period ended December 31, 2008, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Legal and Regulatory Matters

There are no legal proceedings to which the Depositor, the Account or the principal underwriter is a party or to which the assets of the Account are subject that are likely to have a material adverse effect on the Account or the ability of the principal underwriter to perform its contract with the Account or of the Depositor to meet its obligations under the policies.

On June 25, 2007, John Hancock Investment Management Services, LLC (the “Adviser”) and John Hancock Distributors LLC (the “Distributor”) and two of their affiliates (collectively, the “John Hancock Affiliates”) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust funds that participated in the Adviser’s commission recapture program during the period from

2

2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.

Principal Underwriter/Distributor

John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company that we control, is the principal distributor and underwriter of the securities offered through this prospectus. JH Distributors acts as the principal distributor of a number of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of John Hancock Trust (the “Trust”), whose securities are used to fund certain variable investment options under the policies and under other annuity and life insurance products we offer.

JH Distributors’ principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 197 Clarendon Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).

We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers may include our affiliate Signator Investors, Inc.

The aggregate dollar amount of underwriting commissions paid to JH Distributors by the Depositor and its affiliates in connection with the sale of variable life products in 2008, 2007, and 2006 was $224,191,519, $236,021,417, and $128,705,303 respectively. JH Distributors did not retain any of these amounts during such periods.

The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement. Compensation is exclusive of additional compensation and revenue sharing and inclusive of overrides and expense allowances paid to broker-dealers for sale of the policies (not including riders). The compensation paid is not expected to exceed 135% of the target premium paid in the first policy year, and 5% of the target premium paid in years 2-10. Compensation on any premium paid in excess of target premium will not exceed 8% in year 1 and 5% in years 2-10.

The registered representative through whom your policy is sold will be compensated pursuant to the registered representative’s own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policy owners but will be recouped through the fees and charges imposed under the policy.

Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms or other financial intermediaries. The terms of such arrangements may differ among firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:

•

Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm’s conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

•

Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.

•

Payments based upon “assets under management”: These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates’) insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.

Our affiliated broker-dealer may pay their respective registered representatives additional cash incentives, such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies.

Additional Information About Charges

A policy will not be issued until the underwriting process has been completed to the Depositor’s satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.

3

Reduction In Charges

The policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. John Hancock USA reserves the right to reduce any of the Policy’s charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which John Hancock USA believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. John Hancock USA may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

4

AUDITED CONSOLIDATED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)

Years Ended December 31, 2008, 2007, and 2006

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

F-1

Report of Independent Registered Public Accounting Firm

The Board of Directors

John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company (U.S.A.) (“the Company”) as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in shareholders’ equity and comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company (U.S.A.) at December 31, 2008 and 2007, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2007 the Company changed their method of accounting for collateral related to certain derivative activities and in 2006 the Company changed their method of accounting for defined benefit pension and other postretirement benefit plans.

/s/ ERNST & YOUNG LLP

Boston, Massachusetts

April 16, 2009

F-2

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS

	December 31,

	2008	2007

	(in millions)
Assets
Investments
Fixed maturities:
Available-for-sale—at fair value (amortized cost: 2008—$14,875; 2007—$13,050)	$14,736	$13,689
Equity securities:
Available-for-sale—at fair value (cost: 2008—$517; 2007—$781)	415	956
Mortgage loans on real estate	2,629	2,414
Investment real estate	1,719	1,543
Policy loans	2,785	2,519
Short-term investments	3,665	2,723
Other invested assets	398	325

Total Investments	26,347	24,169

Cash and cash equivalents	3,477	3,345
Accrued investment income	319	310
Goodwill	54	54
Deferred policy acquisition costs and deferred sales inducements	8,293	5,928
Amounts due from and held for affiliates	2,622	2,723
Reinsurance recoverable	1,518	1,390
Embedded derivatives recoverable for certain separate account guarantees	4,382	586
Other assets	1,504	619
Separate account assets	77,681	105,380

Total Assets	$126,197	$144,504

The accompanying notes are an integral part of these consolidated financial statements.

F-3

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS – (CONTINUED)

	December 31,

	2008	2007

	(in millions)
Liabilities and Shareholder’s Equity
Liabilities
Future policy benefits	$27,796	$24,594
Policyholders’ funds	381	300
Unearned revenue	2,178	543
Unpaid claims and claim expense reserves	591	720
Policyholder dividends payable	216	210
Amounts due to affiliates	4,511	4,371
Current income tax payable	142	174
Deferred income tax liability	855	1,000
Embedded derivatives payable for certain separate account guarantees	2,859	567
Other liabilities	3,836	1,261
Separate account liabilities	77,681	105,380

Total Liabilities	121,046	139,120

Commitments, Guarantees, and Legal Proceedings (Note 10)

Shareholder’s Equity
Preferred stock ($1.00 par value; 50,000,000 shares authorized; 100,000 shares issued and outstanding at December 31, 2008 and 2007)	-	-
Common stock ($1.00 par value; 50,000,000 shares authorized; 4,728,937 shares issued and outstanding at December 31, 2008; 4,728,935 issued and outstanding at December 31, 2007)	5	5
Additional paid-in capital	2,704	2,222
Retained earnings	2,534	2,572
Accumulated other comprehensive (loss) income	(92)	585

Total Shareholder’s Equity	5,151	5,384

Total Liabilities and Shareholder’s Equity	$126,197	$144,504

The accompanying notes are an integral part of these consolidated financial statements.

F-4

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF OPERATIONS

	Years ended December 31,

	2008	2007	2006

	(in millions)
Revenues
Premiums	$963	$875	$1,014
Fee income	2,688	3,262	2,483
Net investment income	1,435	1,337	1,163
Net realized investment and other gains	426	162	32

Total revenues	5,512	5,636	4,692

Benefits and expenses
Benefits to policyholders	4,500	2,375	1,889
Policyholder dividends	421	416	395
Amortization of deferred policy acquisition costs and deferred sales inducements	(388)	584	536
Other operating costs and expenses	1,320	1,269	1,117

Total benefits and expenses	5,853	4,644	3,937

(Loss) income before income taxes	(341)	992	755

Income tax (benefit) expense	(303)	273	230

Net (loss) income	$(38)	$719	$525

The accompanying notes are an integral part of these consolidated financial statements.

F-5

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER’S

EQUITY AND COMPREHENSIVE INCOME (LOSS)

	Capital Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Shareholder’s Equity	Outstanding Shares

	(in millions, except for shares outstanding)					(in thousands)
Balance at January 1, 2006	$5	$2,045	$1,463	$525	$4,038	4,829

Comprehensive income:
Net income			525		525
Other comprehensive income, net of tax:
Net unrealized investment losses				(46)	(46)
Foreign currency translation adjustment				(5)	(5)
Minimum pension liability				5	5

Comprehensive income					479

SFAS No. 158 transition adjustment				(2)	(2)
Employee stock option plan (ESOP)		13			13
Capital contribution from Parent		71			71
Transfer of real estate to affiliate		87			87

Balance at December 31, 2006	$5	$2,216	$1,988	$477	$4,686	4,829

Comprehensive income:
Net income			719		719
Other comprehensive income, net of tax:
Net unrealized investment gains				124	124
Foreign currency translation adjustment				(4)	(4)
Amortization of periodic pension costs				1	1
Cash flow hedges				(13)	(13)

Comprehensive income					827

Employee stock option plan (ESOP)		6			6
Dividends paid to Parent			(135)		(135)

Balance at December 31, 2007	$5	$2,222	$2,572	$585	$5,384	4,829

Comprehensive income:
Net loss			(38)		(38)
Other comprehensive income, net of tax:
Net unrealized investment losses				(645)	(645)
Foreign currency translation adjustment				(23)	(23)
Change in funded status of pension plan and amortization of periodic pension costs				(15)	(15)
Cash flow hedges				6	6

Comprehensive loss					(715)
Capital contribution from Parent		477			477
Employee stock option plan (ESOP)		5			5

Balance at December 31, 2008	$5	$2,704	$2,534	$(92)	$5,151	4,829

The accompanying notes are an integral part of these consolidated financial statements.

F-6

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Years ended December 31

	2008	2007	2006

	(in millions)
Cash flows from operating activities:
Net (loss) income	$(38)	$719	$525
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Amortization of premium and accretion of discounts, net—fixed maturities	(28)	9	13
Net realized investment and other gains	(426)	(162)	(32)
Amortization of deferred policy acquisition costs and deferred sales inducements	(388)	584	536
Capitalization of deferred policy acquisition costs and deferred sales inducements	(1,687)	(1,700)	(1,154)
Depreciation and amortization	59	26	26
Increase in accrued investment income	(9)	(63)	(1)
Decrease in other assets and other liabilities, net	1,584	448	398
Increase in policyholder liabilities and accruals, net	1,958	781	479
Increase in deferred income taxes	212	50	237

Net cash provided by operating activities	1,237	692	1,027

Cash flows from investing activities:
Sales of:
Fixed maturities	4,008	8,814	9,657
Equity securities	411	304	355
Real estate	-	-	27
Other invested assets	149	-	-
Maturities, prepayments, and scheduled redemptions of:
Fixed maturities	413	485	658
Mortgage loans on real estate	1,221	1,453	1,105
Purchases of:
Fixed maturities	(6,483)	(11,150)	(10,327)
Equity securities	(195)	(229)	(690)
Real estate	(205)	(168)	(16)
Other invested assets	(283)	(121)	(74)
Mortgage loans on real estate issued	(1,434)	(1,409)	(1,128)
Issuance of notes receivable from affiliates	(295)	-	-
Cash received on sale of mortgage backed security to affiliate	-	15	-
Net purchases of short-term investments	(939)	(2,013)	(162)
Other, net	(161)	(249)	(281)

Net cash used in investing activities	(3,793)	(4,268)	(876)

The accompanying notes are an integral part of these consolidated financial statements.

F-7

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS – (CONTINUED)

	Years ended December 31,

	2008	2007	2006

	(in millions)
Cash flows from financing activities:
Capital contribution from Parent	$477	$-	$71
Dividends paid to Parent	-	(135)	-
(Decrease) increase in amounts due to affiliates	(666)	1,768	14
Universal life and investment-type contract deposits	4,760	2,748	2,832
Universal life and investment-type contract maturities and withdrawals	(1,422)	(509)	(1,266)
Net transfers to separate accounts from policyholders’ funds	(1,929)	(881)	(433)
Excess tax benefits related to share-based payments	1	2	2
Cash received on sale of real estate to affiliate	-	-	150
Unearned revenue on financial reinsurance	1,592	(149)	(49)
Net reinsurance recoverable	(125)	(35)	49

Net cash provided by financing activities	2,688	2,809	1,370

Net increase (decrease) in cash and cash equivalents	132	(767)	1,521
Cash and cash equivalents at beginning of year	3,345	4,112	2,591

Cash and cash equivalents at end of year	$3,477	$3,345	$4,112

The accompanying notes are an integral part of these consolidated financial statements.

F-8

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 — Summary of Significant Accounting Policies

Business.  John Hancock Life Insurance Company (U.S.A.) (“JHUSA” or the “Company”) is a wholly-owned subsidiary of The Manufacturers Investment Corporation (“MIC”). MIC is a wholly-owned subsidiary of Manulife Holdings (Delaware) LLC (“MHDLLC”), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based, publicly traded stock life insurance company.

The Company provides a wide range of insurance and investment products to both individual and institutional customers located primarily in the United States. These products, including individual life insurance, individual and group fixed and variable annuities, and group pension contracts, are sold through an extensive network of agents, securities dealers, and other financial institutions. The Company also offers investment management services with respect to the Company’s separate account assets and to mutual funds and institutional customers. The Company is licensed in forty-nine states.

Basis of Presentation.  These financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The accompanying consolidated financial statements include the accounts of the Company and its majority-owned and or controlled subsidiaries and variable interest entities (“VIEs”) in which the Company is the primary beneficiary. Partnerships, joint venture interests, and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets. All significant intercompany transactions and balances have been eliminated. For further discussion regarding VIEs, see Note 3 — Relationships with Variable Interest Entities.

Reclassifications.  Certain prior year amounts have been reclassified to conform to the current year presentation.

Investments.  The Company classifies its fixed maturity securities, other than leveraged leases, as available-for-sale and records these securities at fair value. Unrealized investment gains and losses related to available-for-sale securities are reflected in shareholder’s equity, net of policyholder related amounts and deferred income taxes. Interest income is generally recognized on the accrual basis. The amortized cost of fixed maturity securities is adjusted for other-than-temporary impairments, amortization of premiums, and accretion of discounts to maturity. Amortization of premiums and accretion of discounts are included in net investment income. Impairments in value deemed to be other-than-temporary are reported as a component of net realized investment and other gains (losses).

For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

Equity securities include common stock and preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities that the Company classifies as available-for-sale, unrealized investment gains and losses are reflected in shareholder’s equity, as described above for available-for-sale fixed maturity securities. Equity securities that do not have readily determinable fair values are carried at cost and are included in other invested assets. Impairments in value deemed to be other-than-temporary are reported as a component of net realized investment and other gains (losses). Dividends are recorded as income on the ex-dividend date.

Mortgage loans on real estate are carried at unpaid principal balances and are adjusted for amortization of premium or accretion of discount, less allowance for probable losses. Premiums or discounts are amortized over the life of the mortgage loan contract in a manner that results in a constant effective yield. Interest income and amortization amounts and other costs that are recognized as an adjustment of yield are included as components of net investment income. Mortgage loans on real estate are evaluated periodically as part of the Company’s loan review procedures and are considered impaired when it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. The valuation allowance established as a result of impairment is based on the present value of the expected future cash flows, discounted at the loan’s original effective interest rate, or is based on the collateral value of the loan if higher and the loan is collateral dependent. The Company estimates this level to be adequate to absorb

F-9

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in net investment income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the collateral’s fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

Real estate held-for-sale is carried at the lower of depreciated cost or fair value less expected disposition costs. Any change to the valuation allowance for real estate held-for-sale is reported as a component of net realized investment and other gains (losses). The Company does not depreciate real estate classified as held-for-sale.

Policy loans are carried at unpaid principal balances.

Short-term investments, which include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase, are reported at fair value.

Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on a specific identification method and are reported net of amounts credited to participating contract holder accounts.

Derivative Financial Instruments.  The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices and also to manage the duration of assets and liabilities. All derivative instruments are carried on the Company’s Consolidated Balance Sheets in other assets or other liabilities at fair value.

In certain cases, the Company uses hedge accounting by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, any changes in fair value of the derivative instruments, as well as the offsetting changes in fair value of the hedged items, are recorded in net realized investment and other gains (losses). Basis adjustments are amortized into income through net realized investment and other gains (losses).

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in accumulated other comprehensive income and then reclassified into income when the hedged item affects income. When a cash flow hedge is terminated, the effective portion of the accumulated derivative gain or loss continues to be reported in accumulated other comprehensive income and then is reclassified into income when the hedged item affects income. If it is determined that the forecasted transaction is not probable of occurring, the balance remaining in accumulated other comprehensive income is immediately recognized in earnings.

Hedge effectiveness is assessed quarterly using a variety of techniques, including regression analysis and cumulative dollar offset. When it is determined that a derivative is not effective as a hedge, the Company discontinues hedge accounting. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item.

In cases where the Company receives or pays a premium as consideration for entering into a derivative instrument (i.e., interest rate caps and floors and swaptions), the premium is amortized into net investment income over the term of the derivative instrument. The change in fair value of such premiums (i.e. the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).

F-10

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

The Company is a party to financial instruments that may contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether bifurcation is required. If it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract. Embedded derivatives are carried at fair value with changes in fair value reported in net realized investment and other gains (losses) for derivatives embedded in investment securities, or benefits to policyholders for the reinsurance recoverable related to guaranteed minimum income benefits and certain separate account guarantees related to guaranteed minimum withdrawal benefits.

Cash and Cash Equivalents.  Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less when purchased.

Goodwill.  As a result of the acquisition of Wood Logan Associates, the Company recognized an asset for goodwill representing the excess of the cost over the fair value of the assets acquired and liabilities assumed.

The Company tests goodwill for impairment at least annually, or more frequently if circumstances indicate impairment may have occurred.

Deferred Policy Acquisition Costs and Deferred Sales Inducements.  Deferred policy acquisition costs (“DAC”) are costs that vary with, and are related primarily to, the production of new business and have been deferred to the extent that they are deemed recoverable. Such costs include sales commissions, certain policy issuance and underwriting costs, and certain agency expenses. Similarly, any amounts assessed as initiation fees or front-end loads are recorded as unearned revenue. The Company tests the recoverability of DAC at least annually.

DAC related to participating traditional life insurance is amortized over the life of the policies at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the policies. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve, and expected annual policyholder dividends. For annuity, group pension contracts, universal life insurance, DAC and unearned revenue are amortized generally in proportion to the change in present value of expected gross profits arising principally from surrender charges, investment results, including realized gains (losses), and mortality and expense margins. DAC amortization is adjusted retrospectively when estimates are revised. For annuity, universal life insurance, and investment-type products, the DAC asset is adjusted for the impact of unrealized gains (losses) on investments as if these gains (losses) had been realized, with corresponding credits or charges included in accumulated other comprehensive income.

DAC related to non-participating traditional life insurance is amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.

The Company offers sales inducements, including enhanced crediting rates or bonus payments, to contract holders on certain of its individual and group annuity products. The Company defers sales inducements and amortizes them over the life of the underlying contracts using the same methodology and assumptions used to amortize DAC.

Reinsurance.  Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying Consolidated Statements of Operations reflect premiums, benefits, and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its contract holders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

Separate Account Assets and Liabilities.  Separate account assets and liabilities reported on the Company’s Consolidated Balance Sheets represent funds that are administered and invested by the Company to meet specific investment objectives of contract holders. Net investment income and net realized investment and other gains (losses) generally accrue directly to

F-11

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

such contract holders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, surrenders, net investment income, net realized investment and other gains (losses), and the related liability changes of separate accounts are offset within the same line item in the Consolidated Statements of Operations. Fees charged to contract holders, principally mortality, policy administration, investment management, and surrender charges, are included in the revenues of the Company.

Future Policy Benefits and Policyholders’ Funds.  Future policy benefits for participating traditional life insurance policies are based on the net level premium method. The net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the policies. Participating business represented 27% and 34% of the Company’s traditional life net insurance in-force at December 31, 2008 and 2007, respectively, and 77%, 88%, and 93% of the Company’s traditional life net insurance premiums for the years ended December 31, 2008, 2007, and 2006, respectively.

Benefit liabilities for annuities during the accumulation period are equal to accumulated contract holders’ fund balances and after annuitization are equal to the present value of expected future payments.

For payout annuities in loss recognition, future policy benefits are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized investment and other gains (losses) associated with the underlying assets.

For non-participating traditional life insurance policies and reinsurance policies, future policy benefits are estimated using a net level premium method based upon actuarial assumptions as to mortality, persistency, interest, and expenses established at the policy issue date. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience, which, together with interest and expense assumptions, include a margin for adverse deviation.

Policyholders’ funds for universal life products and group pension contracts are equal to the total of the policyholder account values before surrender charges. Policyholder account values include deposits plus credited interest or change in investment value less expense and mortality fees, as applicable, and withdrawals. Policy benefits are charged to expense and include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders’ account balances.

Components of policyholders’ funds were as follows:

	December 31,

	2008	2007

	(in millions)
Individual and group annuities	$65	$41
Group pension contracts	78	82
Universal life and other	238	177

Total policyholders’ funds	$381	$300

Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported life claims and estimates of incurred but not reported claims based on historical claims development patterns.

Estimates of future policy benefit reserves, claim reserves, and expenses are reviewed on a regular basis and adjusted as necessary. Any changes in estimates are reflected in current earnings.

Policyholder Dividends.  Policyholder dividends for the closed block are approved annually by the Company’s Board of Directors. The aggregate amount of policyholder dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year, as well as management’s judgment as to the proper level of statutory surplus to be retained by the Company. For additional information on the closed block, see Note 6 — Closed Block.

F-12

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

Revenue Recognition.  Premiums from participating and non-participating traditional life insurance, and reinsurance contracts are recognized as revenue when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Deposits related to universal life contracts are credited to policyholders’ account balances. Revenues from these contracts, as well as annuities and group pension contracts, consist of amounts assessed against policyholders’ account balances for mortality, policy administration, and surrender charges and are recorded in fee income in the period in which the services are provided.

Fee income also includes advisory fees and administration service fees. Such fees and commissions are recognized in the period in which services are performed.

Share-Based Payments.  The Company adopted Statement of Financial Accounting Standards No. 123 (revised 2004), “Share-Based Payment,” (“SFAS No. 123(R)”) on January 1, 2006. The standard requires that the costs resulting from share-based payment transactions with employees be recognized in the financial statements utilizing a fair value based measurement method.

Certain Company employees are provided compensation in the form of stock options, deferred share units, and restricted share units in MFC. The fair value of the stock options granted by MFC to the Company’s employees is recorded by the Company over the vesting periods. The fair value of the deferred share units and the intrinsic fair value of the restricted share units granted by MFC to Company employees are recognized in the accounts of the Company over the vesting periods of the units. The share-based payments are a legal obligation of MFC, but in accordance with U.S. GAAP, are recorded in the accounts of the Company in other operating costs and expenses.

Upon adoption of SFAS No. 123(R), the Company was required to determine the portion of additional paid-in capital that was generated from the realization of excess tax benefits prior to the adoption of SFAS No. 123(R) available to offset deferred tax assets that may need to be written off in future periods had the Company adopted the SFAS No. 123 fair value recognition provisions in 2001. The Company elected to calculate this “pool” of additional paid-in capital using the shortcut method as permitted by FASB Staff Position No. 123(R)-3, “Transition Election Related to Accounting for the Tax Effects of Share-Based Payment Awards.”

SFAS No. 123(R) also requires the benefits of tax deductions in excess of recognized compensation cost to be reported as a financing cash flow, rather than as an operating cash flow. This requirement reduces net operating cash flows and increases net financing cash flows in periods after adoption. For the years ended December 31, 2008 and 2007, the Company recognized $1 million and $2 million, respectively, of excess tax benefits related to share-based payments in the Consolidated Statement of Cash Flows. Upon adoption in 2006, the Company recognized $2 million of excess tax benefits related to share-based payments, which was reclassified from net operating cash flows to net financing cash flows.

Income Taxes.  The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax and financial statement bases of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

Foreign Currency.  Assets and liabilities relating to foreign operations are translated into U.S. dollars using current exchange rates as of the balance sheet date. Revenues and expenses are translated using the average exchange rates during the year. The resulting net translation adjustments for each year are included in accumulated other comprehensive income. Gains or losses on foreign currency transactions are reflected in earnings.

F-13

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

Recent Accounting Pronouncements

FASB Staff Position No. EITF 99-20-1, “Amendments to the Impairment Guidance of EITF Issue No. 99-20” (“FSP EITF No. 99-20-1”)

In January 2009, the Financial Accounting Standards Board (“FASB”) issued FSP EITF No. 99-20-1 which helps conform the impairment guidance in EITF No. 99-20 to the impairment guidance of SFAS No. 115. EITF No. 99-20 applies to debt securities backed by securitized financial assets (“ABS”), which are of less than high credit quality and can be contractually prepaid in a way that the investor could lose part of its investment. These securities are categorized as available-for-sale and have fair values below their carrying values. FSP EITF No. 99-20-1 allows the Company to consider its own expectations about probabilities that the ABS can and will be held until the fair values recover, while assessing whether the ABS is other-than-temporarily impaired. EITF No. 99-20 formerly required the Company to consider only market participant expectations about the ABS future cash flows in this situation. FSP EITF No. 99-20-1 was effective for the Company on December 31, 2008. Adoption of FSP EITF No. 99-20-1 on January 1, 2009 did not result in any impact to the Company’s Consolidated Balance Sheets or Consolidated Statements of Operations.

FASB Staff Position SFAS No. 132(R)-1, “Employers’ Disclosures about Postretirement Benefit Plan Assets” (“FSP SFAS No. 132R-1”)

In December 2008, the FASB issued FSP SFAS No. 132R-1 which requires enhanced disclosures of the assets of the Company’s pension and other postretirement benefit plans in the Company’s consolidated financial statements. FSP SFAS No. 132R-1 requires a narrative description of investment policies and strategies for plan assets, and discussion of long term rate of return assumptions for plan assets. FSP SFAS No. 132R-1 requires application of SFAS No. 157 style disclosures to fair values of plan assets, including disclosure of fair values of plan assets sorted by asset category and valuation levels 1, 2 and 3, with roll forward of level 3 plan assets, and discussion of valuation processes used. FSP SFAS No. 132R-1 will be effective for the Company’s consolidated financial statements at December 31, 2009.

FASB Staff Position SFAS No. 140-4 and FIN No. 46(R)-8, “Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities” (“FSP SFAS No. 140-4 and FIN No. 46R-8”)

In December 2008, the FASB issued FSP SFAS No. 140-4 and FIN No. 46(R)-8 which requires enhanced disclosures about transfers of financial assets and interests in variable interest entities. While the Company is not involved in securitizing financial assets, it does have significant relationships with VIEs. This FSP was effective for the Company at December 31, 2008 and resulted in enhanced disclosures about the Company’s relationships with VIEs. See Note 3 — Relationships with Variable Interest Entities.

Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133” (“SFAS No. 161”)

In March 2008, the FASB issued SFAS No. 161 which provides extensively expanded disclosure requirements for derivative instruments and hedging activities and applies to all derivative instruments, including bifurcated derivative instruments and related hedged items which are accounted for under SFAS No. 133. SFAS No. 161 will be effective for the Company’s Consolidated Balance Sheets and Consolidated Statements of Operations in 2009. The adoption of this guidance is not expected to have a material impact on the Company’s Consolidated Balance Sheets or Consolidated Statements of Operations.

Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”)

Effective January 1, 2008, the Company adopted SFAS No. 157, which provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. SFAS No. 157 requires, among other things, an exit value approach for valuing assets and liabilities, using the best available information about what a market would bear. The exit value approach focuses on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Exit values for liabilities should include margins for risk even if they are not observable. SFAS No. 157 provides guidance on how to measure fair value, when required, under existing accounting standards. SFAS No. 157

F-14

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

establishes a fair value hierarchy based on the observability of the inputs to valuation techniques used to measure fair value, sorted into three levels (“Level 1, 2, and 3”), with the most observable input level being Level 1. The impact of changing valuation methods to comply with SFAS No. 157 resulted in adjustments to actuarial liabilities, which were recorded as an increase in net income of $60 million, net of tax, as of January 1, 2008.

Effective January 1, 2008, the Company adopted FASB Staff Position No. FAS 157-1, “Application of FASB Statement No. 157 to FASB Statement No. 13 (“SFAS 13”) and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 (“FSP No. FAS 157-1”).” FSP No. FAS 157-1 amends SFAS No. 157 to provide a scope exception from SFAS No. 157 for the evaluation criteria on lease classification and capital lease measurement under SFAS No. 13, “Accounting for Leases,” and other related accounting pronouncements. As a result of adopting FSP No. FAS 157-1, the Company does not apply the provisions of SFAS No. 157 to its leases.

Statement of Financial Accounting Standards No. 160, “Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51” (“SFAS No. 160”)

In December 2007, the FASB issued SFAS No. 160 which establishes accounting guidance for non-controlling interests in a subsidiary and for deconsolidation of a subsidiary. SFAS No. 160 will require that non-controlling interests be included in shareholders’ equity and separately reported there, that a consolidated entity’s net income include and present separately amounts attributable to both the controlling and non-controlling interests, that continuity of equity accounts for both controlling interests and non-controlling interests be presented on a company’s statement of changes in equity, and that changes in a parent’s ownership of a subsidiary which do not result in deconsolidation be accounted for as transactions in the company’s own stock. Deconsolidation will result in gain/loss recognition, with any retained non-controlling interest measured initially at fair value. SFAS No. 160 will be effective for the Company’s Consolidated Balance Sheets and Consolidated Statements of Operations in 2009, and will be applied prospectively, except for the presentation and disclosure requirements which will be applied retrospectively. The adoption of this guidance is not expected to have a material impact on the Company’s Consolidated Balance Sheets or Consolidated Statements of Operations.

Statement of Financial Accounting Standards No. 141 (R), “Business Combinations” (“SFAS No. 141(R)”)

In December 2007, the FASB issued SFAS No. 141(R) which replaces SFAS No. 141, “Business Combinations”. SFAS No. 141(R) retains the underlying concepts of SFAS No. 141 in that all business combinations are still required to be accounted for at fair value under the acquisition method of accounting, but SFAS No. 141(R) changes the method of applying the acquisition method in a number of significant aspects. Some of the more significant requirements under SFAS No. 141(R) include; the acquisition date is defined as the date that the acquirer achieves control over the acquiree; any consideration transferred will be measured at fair value as of acquisition date; and all identifiable assets acquired, and liabilities assumed and any non-controlling interest in the acquiree will be recorded at their acquisition date fair value, with certain exceptions. SFAS No. 141(R) will be effective on a prospective basis for all business combinations for which the acquisition date is on or after January 1, 2009, except for accounting for valuation allowances on deferred income taxes and acquired tax contingencies. SFAS No. 141(R) amends SFAS No. 109 such that adjustments made to valuation allowances on deferred taxes and acquired tax contingencies associated with acquisitions that closed prior to the effective date of SFAS No. 141(R) would be subject to SFAS No. 141(R).

FASB Staff Position Fin No. 39-1, “Amendment of Offsetting of Amounts Related to Certain Contracts” (“FSP FIN No. 39-1”)

In April 2007, the FASB Staff issued FSP FIN No. 39-1 to amend the reporting standards for offsetting amounts related to derivative instruments with the same counterparty. FSP FIN No. 39-1 specifies that an entity that has in the past elected to offset fair value of derivative assets and liabilities may change its policy election. The Company early adopted FSP FIN No. 39-1 in the quarter ended December 31, 2007, changing its accounting policy from net to gross balance sheet presentation of offsetting derivative balances with the same counterparty. This accounting policy change was applied retrospectively to all periods presented, resulting in an increase in derivative assets equally offset by an increase in derivative liabilities at December 31, 2007 of $57 million.

F-15

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

Statement of Financial Accounting Standards No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106, and 132R” (“SFAS No. 158”)

In September 2006, the FASB issued SFAS No. 158. SFAS No. 158 requires the Company to recognize in its statement of financial position either assets or liabilities for the overfunded or underfunded status of its defined benefit postretirement plans. Changes in the funded status of a defined benefit postretirement plan are recognized in accumulated other comprehensive income in the year the changes occur.

SFAS No. 158 was effective for the Company on December 31, 2006. As a result of the Company’s adoption of SFAS No. 158, the Company recorded a decrease to accumulated other comprehensive income of $2 million, net of tax, as of December 31, 2006 to recognize the funded status of its defined benefit pension and other postretirement benefit plans.

FASB Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109” (“FIN No. 48”)

In June 2006, the FASB issued FIN No. 48. FIN No. 48 prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. FIN No. 48 requires evaluation of whether a tax position taken on a tax return is more likely than not to be sustained if challenged, and if so, evaluation of the largest benefit that is more than 50% likely of being realized on ultimate settlement. Differences between these benefits and actual tax positions result in either (a) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, (b) a reduction in a deferred tax asset or an increase in a deferred tax liability, or both (a) and (b). FIN No. 48 requires recording a cumulative effect of adoption in retained earnings as of beginning of year of adoption.

FIN No. 48 was effective for the Company’s consolidated financial statements beginning January 1, 2007. The Company had no cumulative effect of adoption to its January 1, 2007 consolidated retained earnings. Adoption of FIN No. 48 had no material impact on the Company’s Consolidated Balance Sheets at December 31, 2007 or Consolidated Statements of Operations for the year ended December 31, 2007.

AICPA Statement of Position No. 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP No. 05-1”)

In September 2005, the Accounting Standards Executive Committee (“AcSEC”) of the American Institute of Certified Public Accountants (“AICPA”) issued SOP No. 05-1. SOP No. 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from extinguished contracts should no longer be deferred and should be charged to expense.

SOP No. 05-1 was effective for the Company’s internal replacements occurring on or after January 1, 2007. Retrospective adoption is not permitted. In connection with the Company’s adoption of SOP No. 05-01 as of January 1, 2007, there was no material impact to the Company’s Consolidated Balance Sheets or Consolidated Statements of Operations.

Emerging Issues Task Force Issue No. 04-5, “Determining Whether a General Partner or the General Partners as a Group Controls a Limited Partnership or a Similar Entity When the Limited Partners Have Certain Rights” (“EITF No. 04-5”)

In July 2005, the Emerging Issues Task Force of the FASB issued EITF No. 04-5. EITF No. 04-5 mandates a rebuttable presumption that the general partner of a partnership (or managing member of a limited liability company) controls the partnership and should consolidate it, unless limited partners have either substantive kickout rights (defined as the ability to remove the general partner without cause by action of simple majority) or have substantive participating rights (defined as the ability to be actively involved in managing the partnership) or the partnership is a VIE, in which case VIE consolidation accounting rules should instead be followed.

EITF No. 04-5 was effective for the Company on January 1, 2006. In connection with the Company’s adoption of EITF No. 04-5, there was no impact to the Company’s Consolidated Balance Sheets or Consolidated Statements of Operations.

F-16

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments

Fixed Maturities and Equity Securities

The Company’s investments in fixed maturities and equity securities classified as available-for-sale are summarized below:

	December 31, 2008

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
Fixed maturities and equity securities:
Corporate securities	$11,765	$508	$821	$11,452
Asset-backed and mortgage-backed securities	1,072	-	143	929
Obligations of states and political subdivisions	201	6	7	200
Debt securities issued by foreign governments	995	209	1	1,203
U.S. Treasury securities and obligations of U.S. government corporations and agencies	793	110	-	903

Fixed maturities	14,826	833	972	14,687
Other fixed maturities (1)	49	-	-	49

Total fixed maturities available-for-sale, at fair value	14,875	833	972	14,736
Equity securities available-for-sale	517	44	146	415

Total fixed maturities and equity securities	$15,392	$877	$1,118	$15,151

	December 31, 2007

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
Fixed maturities and equity securities:
Corporate securities	$10,292	$574	$121	$10,745
Asset-backed and mortgage-backed securities	992	15	2	1,005
Obligations of states and political subdivisions	83	4	-	87
Debt securities issued by foreign governments	893	145	-	1,038
U.S. Treasury securities and obligations of U.S. government corporations and agencies	718	24	-	742

Fixed maturities	12,978	762	123	13,617
Other fixed maturities (1)	72	-	-	72

Total fixed maturities available-for-sale, at fair value	13,050	762	123	13,689
Equity securities available-for-sale	781	193	18	956

Total fixed maturities and equity securities	$13,831	$955	$141	$14,645

(1)	The Company classifies its leveraged leases as fixed maturities and records as its carrying value the net investment of its leveraged leases calculated by accruing income at each lease’s expected internal rate of return.

F-17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

The amortized cost and fair value of available-for-sale fixed maturities at December 31, 2008, by contractual maturity, are shown below:

	Amortized Cost	Fair Value

	(in millions)
Fixed maturities:
Due in one year or less	$432	$432
Due after one year through five years	2,364	2,296
Due after five years through ten years	3,626	3,511
Due after ten years	7,332	7,519

	13,754	13,758
Asset-backed and mortgage-backed securities	1,072	929

Total	$14,826	$14,687

Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties. Asset-backed and mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

Fixed Maturities and Equity Securities Impairment Review

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where market value is less than 80 percent of amortized cost for six months or more to determine whether impairments need to be taken. The analysis focuses on each company’s or project’s ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Credit Committee at MFC. This committee includes MFC’s Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to earnings.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that its assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to its investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

The cost amounts for both fixed maturity securities and equity securities are net of other-than-temporary impairment charges.

F-18

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

The following table shows the carrying value and gross unrealized losses aggregated by investment category and length of time that individual available-for-sale fixed maturity securities and equity securities have been in a continuous unrealized loss position:

Unrealized Losses on Available-For-Sale Fixed Maturity Securities and Equity Securities — By Investment Age

	Year ended December 31, 2008

	Less than 12 months		12 months or more		Total

	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses

			(in millions)
Corporate securities	$4,400	$431	$1,681	$390	$6,081	$821
Asset-backed and mortgage-backed securities	810	116	92	27	902	143
Obligations of states and political subdivisions	92	7	-	-	92	7
Debt securities issued by foreign governments	28	1	-	-	28	1

Total fixed maturities available-for-sale	5,330	555	1,773	417	7,103	972
Equity securities available-for-sale	241	118	34	28	275	146

Total	$5,571	$673	$1,807	$445	$7,378	$1,118

	Year ended December 31, 2007

	Less than 12 months		12 months or more		Total

	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses

			(in millions)
Corporate securities	$1,521	$50	$1,462	$71	$2,983	$121
Asset-backed and mortgage-backed securities	99	2	32	-	131	2

Total fixed maturities available-for-sale	1,620	52	1,494	71	3,114	123
Equity securities available-for-sale	145	18	-	-	145	18

Total	$1,765	$70	$1,494	$71	$3,259	$141

Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies’ statistics indicate that investment grade securities have been found to be less likely to develop credit concerns. The gross unrealized loss on below investment grade available-for-sale fixed maturity securities increased to $79 million at December 31, 2008 from $19 million at December 31, 2007.

At December 31, 2008 and 2007, there were 753 and 339 available-for-sale fixed maturity securities with an aggregate gross unrealized loss of $972 million and $123 million, respectively, of which the single largest unrealized loss was $22 million and $16 million, respectively. The Company anticipates that these fixed maturity securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these securities until they recover or mature.

At December 31, 2008 and 2007, there were 550 and 174 equity securities with an aggregate gross unrealized loss of $146 million and $18 million, respectively, of which the single largest unrealized loss was $14 million and $1 million, respectively. The Company anticipates that these equity securities will recover in value in the near term.

F-19

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

There were no non-income producing available-for-sale securities for the year ended December 31, 2008. Non-income producing assets represent investments that have not produced income for the twelve months preceding December 31, 2008.

Securities Lending

The Company participated in a securities lending program for the purpose of enhancing income on securities held in 2007, but there were no securities on loan and no collateral held as of December 31, 2008. At December 31, 2007, $1,476 million of the Company’s securities, at market value, were on loan to various brokers/dealers and were fully collateralized by cash and highly liquid securities. The market value of the loaned securities was monitored on a daily basis, and the collateral was maintained at a level of at least 102% of the loaned securities’ market value.

Assets on Deposit

As of December 31, 2008 and 2007, fixed maturity securities with a fair value of $9 million and $7 million were on deposit with government authorities as required by law.

Mortgage Loans on Real Estate

At December 31, 2008, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

Collateral Property Type	Carrying Amount	Geographic Concentration	Carrying Amount

	(in millions)		(in millions)
Apartments	$356	East North Central	$323
Industrial	531	East South Central	38
Office buildings	955	Middle Atlantic	463
Retail	468	Mountain	243
Mixed use	120	New England	160
Agricultural	48	Pacific	689
Agri business	42	South Atlantic	551
Other	114	West North Central	14
		West South Central	153

Provision for losses	(5)	Provision for losses	(5)

Total	$2,629	Total	$2,629

Changes in the allowance for probable losses on mortgage loans on real estate are summarized below:

	Balance at Beginning of Period	Additions	Deductions	Balance at End of Period

	(in millions)

Year ended December 31, 2008	$ 3	$2	$-	$5

Year ended December 31, 2007	3	5	5	3

Year ended December 31, 2006	5	1	3	3

Mortgage loans with a carrying value of $11 million were non-income producing for the years ended December 31, 2008 and 2007. At December 31, 2008, mortgage loans with carrying value of $4 million were delinquent by less than 90 days. There were no mortgage loans delinquent by 90 days or more.

F-20

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

The total recorded investment in mortgage loans that are considered to be impaired along with the related provision for losses were as follows:

	December 31,
	2008	2007

	(in millions)
Impaired mortgage loans on real estate with provision for losses	$16	$12
Provision for losses	(5)	(3)

Net impaired mortgage loans on real estate	$11	$9

The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

	Years ended December 31,
	2008	2007	2006

	(in millions)
Average recorded investment in impaired loans	$14	$12	$16
Interest income recognized on impaired loans	-	-	-

The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

There were no restructured mortgage loans as of December 31, 2008 and 2007.

Investment Real Estate

There was no non-income producing real estate for the years ended December 31, 2008 and 2007, respectively. Depreciation expense on investment real estate was $29 million, $26 million, and $26 million, in 2008, 2007, and 2006, respectively. Accumulated depreciation was $248 million and $218 million at December 31, 2008 and 2007, respectively.

Equity Method Investments

Investments in other assets, which include unconsolidated joint ventures, partnerships, and limited liability corporations, accounted for using the equity method of accounting totaled $392 million and $309 million at December 31, 2008 and 2007, respectively. Total combined assets of such investments were $8,051 million and $5,322 million (consisting primarily of investments) and total combined liabilities were $3,753 million and $2,916 million (including $3,219 million and $2,444 million of debt) at December 31, 2008 and 2007, respectively. Total combined revenues and expenses of these investments in 2008 were $1,423 million and $1,513 million, respectively, resulting in $90 million of total combined loss from operations. Total combined revenues and expenses of these investments in 2007 were $560 million and $582 million, respectively, resulting in $22 million of total combined loss from operations. Total combined revenues and expenses in 2006 were $68 million and $110 million, respectively, resulting in $42 million of total combined loss from operations. Net investment (loss) income on investments accounted for on the equity method totaled $(9) million, $2 million, and $0 in 2008, 2007, and 2006, respectively. Depending on the timing of receipt of the audited financial statements of these other assets, the above investee level financial data may be up to one year in arrears.

F-21

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

Net Investment Income and Net Realized Investment and Other Gains (Losses)

The following information summarizes the components of net investment income and net realized investment and other gains (losses):

	Years ended December 31,
	2008	2007	2006

	(in millions)
Net investment income
Fixed maturities	$913	$798	$730
Equity securities	50	38	24
Mortgage loans on real estate	161	145	152
Investment real estate	96	100	98
Policy loans	202	185	166
Short-term investments	93	145	61
Other	12	7	(8)

Gross investment income	1,527	1,418	1,223

Less investment expenses	92	81	60

Net investment income (1)	$1,435	$1,337	$1,163

Net realized investment and other gains (losses)
Fixed maturities	$(55)	$69	$(27)
Equity securities	(151)	38	44
Mortgage loans on real estate and real estate held-for-sale	1	13	20
Derivatives and other invested assets	631	42	(5)

Net realized investment and other gains (1)	$426	$162	$32

(1)	Includes net investment income and net realized investment and other gains on assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Note 7 —Related Party Transactions, for information on the associated MRBL reinsurance agreement.

For 2008, 2007, and 2006, net investment income passed through to participating contract holders as interest credited to policyholders’ account balances amounted to $1 million, $2 million, and $1 million, respectively.

Gross gains were realized on the sale of available-for-sale securities of $212 million, $203 million, and $189 million for the years ended December 31, 2008, 2007, and 2006, respectively, and gross losses were realized on the sale of available-for-sale securities of $50 million, $51 million, and $132 million for the years ended December 31, 2008, 2007, and 2006, respectively. In addition, other-than-temporary impairments on available-for-sale securities of $341 million, $74 million, and $64 million for the years ended December 31, 2008, 2007, and 2006, respectively, were recognized in the Consolidated Statements of Operations.

Note 3 — Relationships with Variable Interest Entities

In its capacities as an investor and as an investment manager, the Company has relationships with various types of entities, some of which are considered variable interest entities (“VIEs”) in accordance with FASB Interpretation No. 46, “Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (revised December 2003)” (“FIN No. 46(R)”). Under FIN No. 46(R), the variable interest holder, if any, that will absorb a majority of the VIE’s expected losses, receive a majority of the VIE’s expected residual returns, or both, is deemed to be the primary beneficiary and must consolidate the VIE. An entity that holds a significant variable interest in a VIE, but is not the primary beneficiary, must disclose certain information regarding its involvement with the VIE.

F-22

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 3 — Relationships with Variable Interest Entities - (continued)

The Company determines whether it is the primary beneficiary of a VIE by evaluating the contractual rights and obligations associated with each party involved in the entity, calculating estimates of the entity’s expected losses and expected residual returns, and allocating the estimated amounts to each party. In addition, the Company considers qualitative factors, such as the extent of the Company’s involvement in creating or managing the VIE.

If it is not considered to be the primary beneficiary, the Company assesses the materiality of its relationship with the VIE to determine if it holds a significant variable interest, which requires disclosure. This assessment considers the materiality of the VIE relationship to the Company as, among other factors, a percentage of total investments, percentage of total net investment income, and percentage of total funds under management. For purposes of assessing materiality and disclosing significant variable interests, the Company aggregates similar entities.

Significant Variable Interests in Unconsolidated Variable Interest Entities

The following table presents the total assets of, investment in, and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests, but it is not the primary beneficiary, and which have not been consolidated. The Company does not record any liabilities related to the unconsolidated VIEs.

	December 31,
	2008
	Total Assets	Investment (1)	Maximum Exposure to Loss (2)

	(in millions)
Real estate limited partnerships (3)	$142	$100	$148
Timber funds (4)	205	13	13

Total	$347	$113	$161

	December 31,
	2007
	Total Assets	Investment (1)	Maximum Exposure to Loss (2)

	(in millions)
Real estate limited partnerships (3)	$103	$38	$85
Timber funds (4)	266	17	17

Total	$369	$55	$102

(1)	The Company’s investments in unconsolidated VIEs are included in other invested assets on the Consolidated Balance Sheets.
(2)	The maximum exposure to loss related to real estate limited partnerships and timber funds is limited to the Company’s investment plus unfunded capital commitments. The maximum loss is expected to occur only upon bankruptcy of the issuer or investee or as a result of a natural disaster in the case of the timber funds.
(3)	Real estate limited partnerships include partnerships established for the purpose of investing in real estate that qualifies for low income housing and/or historic tax credits. Limited partnerships are owned by a general partner, who manages the business, and by limited partners, who invest capital, but have limited liability and are not involved in the partnerships’ management. The Company is typically the sole limited partner or investor member of each and is not a general partner or managing member of any.
(4)

The Company acts as investment manager for the VIEs owning the timberland properties (the timber funds), which the general account and institutional separate accounts invest in. Timber funds are investment vehicles used primarily by large institutional investors, such as public and corporate pension plans, whose primary source of return is derived from the growth and harvest of timber and long-term appreciation of the property. The primary risks of timberland investing include market uncertainty (fluctuation of timber and timberland investments), relative

F-23

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 3 — Relationships with Variable Interest Entities - (continued)

illiquidity (compared to stocks and other investment assets), and environmental risk (natural hazards or legislation related to threatened or endangered species). These risks are mitigated through effective investment management and geographic diversification of timberland investments. The Company collects an advisory fee from each timber fund and is also eligible for performance and forestry management fees.

Note 4 — Derivatives and Hedging Instruments

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices and to manage the duration of assets and liabilities.

Fair Value Hedges.  The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

Cross currency rate swap agreements are used to manage the Company’s exposure to foreign exchange rate fluctuations. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

For the years ended December 31, 2008, and 2006, the Company recognized net losses of $22 million and net gains of $3 million, respectively, related to the ineffective portion of its fair value hedges. These amounts were recorded in net realized investment and other gains (losses). For the year ended December 31, 2007, no gains or losses related to the ineffective portion of its fair value hedges were recognized. For the years ended December 31, 2008, 2007, and 2006, the Company did not recognize any gains or losses related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. In 2008, the Company had no hedges of firm commitments.

Cash Flow Hedges.  The Company uses interest rate swap agreements to hedge the variable cash flows associated with payments that it will receive on certain floating rate fixed income securities. Amounts are reclassified from accumulated other comprehensive income as a yield adjustment when the payments are made.

For the years ended December 31, 2008, 2007, and 2006, no gains or losses related to the ineffective portion of cash flow hedges were recognized. For the years ended December 31, 2008, 2007, and 2006, all of the Company’s hedged forecast transactions qualified as cash flow hedges.

No gains or losses were reclassified from accumulated other comprehensive income to net income in 2008 or 2006. For the year ended December 31, 2007, net gains of $13 million, net of tax, were reclassified from accumulated other comprehensive income to net income. It is anticipated that losses of approximately $4 million will be reclassified from accumulated other comprehensive income to earnings within the next 12 months. The maximum length for which variable cash flows are hedged is 26.4 years.

For the years ended December 31, 2008, 2007, and 2006, no cash flow hedges were discontinued because it was probable that the original forecasted transactions would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2008 and 2006, net gains of $6 million, net of tax, and net losses of $10 million, net of tax, respectively, representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges were added to accumulated other comprehensive income. No gains or losses representing the effective portion of the change in fair value were added to accumulated other comprehensive income in 2007.

Derivatives Not Designated as Hedging Instruments.  The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, total return swaps, interest rate futures contracts, and credit default swaps to manage exposure to interest rates without designating the derivatives as hedging instruments. In addition, the Company uses interest rate floor

F-24

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 4 — Derivatives and Hedging Instruments - (continued)

agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses, without designating the derivatives as hedging instruments.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”) rider. This rider is effectively an embedded option on the basket of the mutual funds, which is sold to contract holders. Beginning in November 2007, for certain contracts, the Company implemented a hedging program to reduce its exposure to the GMWB rider. This dynamic hedging program uses interest rate swaps, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor’s 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), and foreign currency futures to match the sensitivities of the GMWB rider liability to the market risk factors.

For the years ended December 31, 2008 and 2007, net gains of $625 million and $22 million, respectively, related to derivatives in a non-hedge relationship were recognized by the Company. These amounts were recorded in net realized investment and other gains (losses).

Embedded Derivatives.  The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include reinsurance contracts.

Outstanding derivative instruments were as follows:

	December 31,
	2008			2007

	Notional Amount	Carrying Value	Fair Value	Notional Amount	Carrying Value	Fair Value

	(in millions)
Assets:
Derivatives:
Interest rate swap agreements	$4,190	$759	$759	$1,653	$28	$28
Cross currency rate swap agreements	1,617	321	321	1,214	179	179
Foreign exchange forward agreements	84	3	3	89	9	9
Embedded derivatives—reinsurance contracts	-	36	36	-	-	-

Total Assets	$5,891	$1,119	$1,119	$2,956	$216	$216

Liabilities:
Derivatives:
Interest rate swap agreements	$1,991	$325	$325	$1,818	$22	$22
Cross currency rate swap agreements	1,713	377	377	1,567	277	277
Foreign exchange forward agreements	38	3	3	212	9	9
Credit default swaps	24	1	1	-	-	-
Equity swaps	34	15	15	1	1	1
Embedded derivatives—fixed maturities	2	-	-	2	-	-
Embedded derivatives—reinsurance contracts	-	-	-	-	4	4

Total Liabilities	$3,802	$721	$721	$3,600	$313	$313

F-25

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 4 — Derivatives and Hedging Instruments - (continued)

Credit Risk.  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its over-the-counter derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company’s derivative usage is required. As of December 31, 2008 and 2007, the Company had accepted collateral consisting of various securities with a fair value of $225 million and $52 million, respectively, which is held in separate custodial accounts. In addition, as of December 31, 2008, the Company pledged collateral of $439 million, which is included in fixed maturities on the Consolidated Balance Sheets. The Company had no pledged collateral in 2007.

F-26

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 5 — Income Taxes

JHUSA and its subsidiaries join with MIC and other affiliates in filing a consolidated federal income tax return.

In accordance with the income tax sharing agreements in effect for the applicable tax years, the income tax provision (or benefit) is computed as if each entity filed separate federal income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

The components of income taxes were as follows:

	Years ended December 31,

	2008	2007	2006

	(in millions)
Current taxes:
Federal	$ (515)	$ 223	$ (7)

Deferred taxes:
Federal	212	50	237

Total income tax (benefit) expense	$ (303)	$ 273	$ 230

A reconciliation of income taxes at the federal income tax rate to income tax expense charged to operations follows:

	Years ended December 31,

	2008		2007	2006

	(in millions)
Tax at 35%	$ (119)		$ 348	$ 264
Add (deduct):
Prior year taxes	(78	)(1)	(43)	(4)
Tax credits	(19)		(35)	-
Tax-exempt investment income	(88)		(160)	(42)
Unrecognized tax benefits	2		161	9
Other	(1)		2	3

Total income tax (benefit) expense	$ (303)		$ 273	$ 230

(1)

During 2008, the Company performed a detailed analysis of its tax-basis balance sheet and related deferred tax balances. This analysis resulted in an $81 million decrease in the 2008 net deferred tax liability balance due to book/tax differences attributable to prior years. This adjustment has been reflected as a reduction of the 2008 tax expense.

F-27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 5 — Income Taxes - (continued)

Deferred income tax assets and liabilities result from tax effecting the differences between the financial statement values and income tax values of assets and liabilities at each Consolidated Balance Sheet date. Deferred tax assets and liabilities consisted of the following:

	December 31,

	2008	2007

	(in millions)
Deferred tax assets:
Policy reserve adjustments	$2,348	$2,408
Net operating loss carryforwards	309	49
Tax credits	145	126
Unearned revenue	756	190
Dividends payable to policyholders	14	12
Unrealized losses on securities	61	-
Other	84	62

Total deferred tax assets	3,717	2,847

Deferred tax liabilities:
Deferred policy acquisition costs	2,394	1,637
Unrealized gains on securities	-	447
Premiums receivable	41	24
Deferred sales inducements	121	92
Deferred gains	609	94
Investments	604	65
Reinsurance	695	1,433
Other	108	55

Total deferred tax liabilities	4,572	3,847

Net deferred tax liabilities	$855	$1,000

At December 31, 2008, the Company had $883 million of operating loss carryforwards, which will expire in various years through 2023. The Company believes that it will realize the full benefit of its deferred tax assets.

The Company made income tax payments of $14 million, $28 million, and $9 million in 2008, 2007, and 2006, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by taxing authorities for years before 1998.

The Internal Revenue Service (“IRS”) completed its examinations for years 1998 through 2003 on December 31, 2005. The Company has filed protests with the IRS Appeals Division of various adjustments raised by the IRS in its examinations of these years. The IRS commenced an examination of the Company’s income tax returns for years 2004 through 2005 in the third quarter of 2007. It is anticipated that the examination will be completed by the end of 2009.

The Company adopted the provisions of FIN No. 48 on January 1, 2007. In connection with the adoption of FIN No. 48, the Company did not recognize an increase or decrease in its liability for unrecognized tax benefits.

F-28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 5 — Income Taxes - (continued)

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31

	2008	2007

	(in millions)
Beginning balance	$379	$230
Additions based on tax positions related to the current year	51	77
Reductions based on tax positions related to the current year	-	(7)
Additions for tax positions of prior years	39	89
Reductions for tax positions of prior years	(58)	(10)

Ending balance	$411	$379

Included in the balances as of December 31, 2008 and 2007, respectively, are $291 million and $291 million of unrecognized benefits that, if recognized, would affect the Company’s effective tax rate.

Included in the balances as of December 31, 2008 and 2007, respectively, are $120 million and $88 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest or penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of taxes to an earlier period.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense (part of other operating costs and expenses) and penalties in income tax expense. During the years ended December 31, 2008, 2007, and 2006, the Company recognized approximately $4 million, ($24) million, and $17 million in interest expense (benefit), respectively. The Company had approximately $44 million and $39 million accrued for interest as of December 31, 2008 and December 31, 2007, respectively. The Company did not recognize any material amounts of penalties during the years ended December 31, 2008, 2007, and 2006.

Note 6 — Closed Block

The Company operates a separate closed block for the benefit of certain classes of individual or joint traditional participating whole life insurance policies. The closed block was established upon the demutualization of MLI for those designated participating policies that were in-force on September 23, 1999. Assets were allocated to the closed block in an amount that, together with anticipated revenues from policies included in the closed block, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, and taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues. Assets allocated to the closed block inure solely to the benefit of the holders of the policies included in the closed block and will not revert to the benefit of the shareholders of the Company. No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without prior approval of the Michigan Commissioner of Financial and Insurance Regulation (the “Commissioner”).

If, over time, the aggregate performance of the closed block’s assets and policies is better than was assumed in funding the closed block, dividends to policyholders will be increased. If, over time, the aggregate performance of the closed block’s assets and policies is less favorable than was assumed in the funding, dividends to policyholders will be reduced.

The assets and liabilities allocated to the closed block are recorded in the Company’s Consolidated Balance Sheets and Statements of Operations on the same basis as other similar assets and liabilities. The carrying amount of the closed block’s liabilities in excess of the carrying amount of the closed block’s assets at the date the closed block was established (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income over the period the policies in the closed block remain in force. The Company has developed an actuarial calculation of the timing of such maximum future shareholder earnings, and this is the basis of the policyholder dividend obligation.

F-29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 6 — Closed Block - (continued)

If actual cumulative earnings are greater than expected cumulative earnings, only expected earnings will be recognized in income. Actual cumulative earnings in excess of expected cumulative earnings represents undistributed accumulated earnings attributable to policyholders, which are recorded as a policyholder dividend obligation because the excess will be paid to the closed block’s policyholders as an additional policyholder dividend unless otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in net income.

For all closed block policies, the principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholders’ benefits, policyholder dividends, premium taxes, guaranty fund assessments, and income taxes. The amounts shown in the following tables for assets, liabilities, revenues, and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following tables set forth certain summarized financial information relating to the closed block as of the dates indicated:

	December 31,

	2008	2007

	(in millions)
Liabilities
Future policy benefits	$8,680	$8,619
Policyholders’ funds	79	79
Policyholder dividends payable	211	206
Other closed block liabilities	99	99

Total closed block liabilities	$9,069	$9,003

Assets
Investments
Fixed maturities:
Available-for-sale—at fair value (amortized cost: 2008—$3,235; 2007—$3,086)	$3,128	$3,165
Mortgage loans on real estate	583	562
Policy loans	1,700	1,545
Other invested assets	644	740

Total investments	6,055	6,012

Cash borrowings and cash equivalents	(437)	(374)
Accrued investment income	115	106
Amounts due from and held for affiliates	1,752	2,016
Other closed block assets	488	202

Total assets designated to the closed block	$7,973	$7,962

Excess of closed block liabilities over assets designated to the closed block	$1,096	$1,041
Portion of above representing accumulated other comprehensive income:
Unrealized appreciation, net of deferred income tax expense of $42 million and $174 million, respectively	78	322
Adjustment for deferred policy acquisition costs, net of deferred income tax benefit of $14 million and $48 million, respectively	(26)	(88)
Foreign currency translation adjustment	(21)	(76)

Total amounts included in accumulated other comprehensive income	31	158

Maximum future earnings to be recognized from closed block assets and liabilities	$1,127	$1,199

F-30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 6 — Closed Block - (continued)

	Years ended December 31,

	2008	2007	2006

	(in millions)
Revenues
Premiums	$647	$661	$678
Net investment income	473	438	423
Net realized investment and other (losses) gains	(9)	17	81

Total revenues	1,111	1,116	1,182

Benefits and Expenses
Benefits to policyholders	782	799	862
Policyholder dividends	411	409	389
Amortization of deferred policy acquisition costs	(218)	(50)	15
Other closed block operating costs and expenses	25	25	27

Total benefits and expenses	1,000	1,183	1,293

Revenues, net of benefits and expenses before income taxes	111	(67)	(111)
Income tax expense (benefit)	39	(24)	(39)

Revenues, net of benefits and expenses and income taxes	$72	$(43)	$(72)

Maximum future earnings from closed block assets and liabilities:

	Years Ended December 31,

	2008	2007

	(in millions)
Beginning of period	$1,199	$1,156
End of period	1,127	1,199

Change during period	$(72)	$43

Note 7 — Related Party Transactions

Reinsurance Transactions

Effective October 1, 2008, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurance (Bermuda) Limited (“MRBL”), to reinsure 75% of the group pension business in-force. The reinsurance agreement covers all contracts, excluding the guaranteed benefit rider, issued and in-force as of September 30, 2008. As the underlying contracts being reinsured are considered investment contracts, the agreement does not meet the criteria for reinsurance accounting and was classified as a financial instrument. Under the terms of the agreement, the Company received initial consideration of $1,495 million, which was classified as unearned revenue. The amount is being amortized into income through other operating costs and expenses on a basis consistent with the manner in which the deferred policy acquisition costs on the underlying reinsured contracts are recognized. The balance of unearned revenue related to the initial consideration was $1,484 million as of December 31, 2008.

Effective December 31, 2003, the Company entered into a reinsurance agreement with MRBL to reinsure 90% of the non-reinsured risk of the closed block. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk is inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. The Company retained title to the invested assets supporting this block of business. These invested assets are held in trust on behalf of MRBL and are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. The amounts held at December 31, 2008 and 2007 were $2,190 million and $2,493 million, respectively, and are accounted for as invested assets available-for-sale.

Effective January 1, 2002, the Company entered into a 90% quota share reinsurance agreement with MRBL to reinsure a block of variable annuity business (the “Original Agreement”). The Original Agreement covered base contracts, but

F-31

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 7 — Related Party Transactions - (continued)

excluded the guaranteed benefit riders. The primary risk reinsured was investment and lapse risk with only limited coverage, of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the Original Agreement, the Company received (paid) a net ceding commission of $113 million, $(23) million, and $(35) million for the years ended December 31, 2008, 2007, and 2006, respectively. These amounts were classified as unearned revenue and were being amortized into income as payments were made to MRBL. The original agreement was amended effective October 1, 2008 as discussed further below. As a result of the amendment, the unearned revenue balance of $580 million as of September 30, 2008 was included in the calculation of cost of reinsurance, which was included with other liabilities on the Consolidated Balance Sheets. The balance of the unearned revenue liability was $437 million as of December 31, 2007.

Effective October 1, 2008, the Company entered into an amended and restated variable annuity reinsurance agreement with MRBL. The base contracts continue to be reinsured on a modified coinsurance basis; however, MRBL now reinsures all substantial risks, including all guaranteed benefits, related to certain specified policies not already reinsured to third parties. Guaranteed benefit reinsurance coverage was apportioned in accordance with the reinsurance agreement provisions between modified coinsurance and coinsurance funds withheld as of December 31, 2008. The assets supporting the reinsured policies remained invested with the Company. As of December 31, 2008, the Company reported a reinsurance payable to MRBL of $781 million, which was included with amounts due to affiliates, a liability for coinsurance funds withheld of $285 million, which was included with other liabilities, and $2,123 million related to the cost of reinsurance, which was included with other liabilities on the Consolidated Balance Sheets. The cost of reinsurance is being amortized into income over the life of the underlying reinsured contracts in proportion to the policyholder fee income received.

Service Agreements

The Company has formal service agreements with MFC and MLI, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC and MLI on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting, and certain other administrative services. Costs incurred under the agreements were $374 million, $336 million, and $323 million for the years ended December 31, 2008, 2007, and 2006, respectively. As of December 31, 2008 and December 31, 2007, the Company had amounts receivable from MFC and MLI of $8 million and $18 million, respectively.

There are two service agreements, both effective April 28, 2004, between the Company and an affiliate, John Hancock Life Insurance Company (“JHLICO”). Under one agreement, the Company provides services to JHLICO, and under the other, JHLICO provides services to the Company. In both cases, the Provider of the services can also employ a Provider Affiliate to provide services. In the case of the service agreement where JHLICO provides services to the Company, a Provider Affiliate means JHLICO’s parent, John Hancock Financial Services, Inc. (“JHFS”), and its direct and indirect subsidiaries. Net services provided by the Company to JHLICO were $122 million, $126 million, and $111 million for the years ended December 31, 2008, 2007, and 2006, respectively. As of December 31, 2008 and 2007, there were accrued receivables from JHLICO to the Company of $12 million and $87 million, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company’s Consolidated Balance Sheets may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Debt Transactions

Pursuant to a subordinated surplus note dated September 30, 2008, the Company borrowed $110 million from John Hancock Financial Holdings (Delaware) Inc. (“JHFH”). The interest rate is fixed at 7%, and interest is payable semi-annually. The note matures on March 31, 2033. Interest expense was $2 million for the year ended December 31, 2008.

Pursuant to a subordinated surplus note dated September 30, 2008, the Company borrowed $295 million from JHFH. The interest rate is fixed at 7%, and interest is payable semi-annually. The note matures on March 31, 2033. Interest expense was $5 million for the year ended December 31, 2008.

F-32

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 7 — Related Party Transactions - (continued)

On December 22, 2006, the Company issued a subordinated note to MHDLLC in the amount of $136 million due December 15, 2016 (the “Original Note”). Interest on the Original Note accrued at a variable rate equal to LIBOR plus 0.3% per annum calculated and reset quarterly on March 15, June 15, September 15, and December 15, and payable semi-annually on June 15 and December 15 of each year until December 15, 2011 and thereafter at a variable rate equal to LIBOR plus 1.3% per annum reset quarterly as aforesaid until payment in full. On September 30, 2008 the Original Note was converted to a subordinated surplus note on the same economic terms. Interest on the subordinated surplus note from October 1, 2008 until December 15, 2011 accrues at a variable rate equal to LIBOR plus 0.3% per annum calculated and reset quarterly on March 31, June 30, September 30, and December 31 and payable semi-annually on March 31 and September 30 of each year. Thereafter, interest accrues at a variable rate equal to LIBOR plus 1.3% per annum reset quarterly as aforementioned and payable semi-annually on June 15 and September 15 of each year until payment in full. Interest expense was $5 million, $10 million, and $0 for the years ended December 31, 2008, 2007, and 2006, respectively.

The issuance of surplus notes by the Company was approved by the Commissioner, and any payments of interest or principal on the surplus notes require the prior approval of the Commissioner.

Pursuant to a demand note dated September 30, 2008, the Company loaned $295 million to JHFS. The interest rate is calculated at a fluctuating rate equal to 3 month LIBOR plus 50 basis points. The note matures on December 31, 2009. Interest income was $3 million for the year ended December 31, 2008.

Pursuant to a senior promissory note dated March 1, 2007, the Company borrowed $477 million from MHDLLC. The note was repaid on September 30, 2008. Interest was calculated at a fluctuating rate equal to 3-month LIBOR plus 33.5 basis points. Interest expense was $13 million and $23 million for the years ended December 31, 2008 and 2007, respectively.

Pursuant to a Note Purchase Agreement dated November 10, 2006, the Company borrowed $90 million from JHLICO. The note provides for interest-only payments of $0.4 million per month commencing January 1, 2007 through November 1, 2011. The interest rate for the term of this note is fixed at 5.73%. The note matures on December 1, 2011 and is secured by a mortgage on the Company’s property at 601 Congress Street, Boston, Massachusetts. Interest expense was $5 million, $5 million, and $0 for the years ended December 31, 2008, 2007, and 2006, respectively.

Capital Stock Transactions

On September 30, 2008, the Company issued two shares of common stock to MIC for $477 million in cash.

Other

On December 28, 2006, the Company sold real estate held for investment with a net book value of $17 million to JHILCO for $150 million in cash. Since this sale was accounted for as a transaction between entities under common control, the difference between the net book value and sales price resulted in an increase of $87 million, net of tax, to the Company’s additional paid-in-capital as of December 31, 2006.

On September 2, 2008, John Hancock Variable Life Insurance Company (“JHVLICO”), purchased a $60 million funding agreement from the Company.

F-33

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 7 — Related Party Transactions - (continued)

The Company operates a liquidity pool in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Liquidity Pool and Loan Facility Agreement effective November 13, 2007. The maximum aggregate amounts that the Company can accept into the Liquidity Pool are $5 billion in U.S. dollar deposits and $200 million in Canadian dollar deposits. Under the terms of the agreement, certain participants may receive advances from the Liquidity Pool up to certain predetermined limits. Interest payable on the funds will be reset daily to the one-month London Interbank Bid Rate.

The following table details the affiliates and their participation in the Company’s Liquidity Pool:

	December 31,

	2008	2007

	(in millions)
The Manufacturers Investment Corporation	$18	$25
Manulife Holdings (Delaware) LLC	14	36
Manulife Reinsurance Ltd	144	158
Manulife Reinsurance (Bermuda) Ltd	54	155
Manulife Hungary Holdings KFT	44	48
John Hancock Life & Health Insurance Company	40	31
John Hancock Life Insurance Company	1,733	1,736
John Hancock Variable Life Insurance Company	347	90
John Hancock Insurance Company of Vermont	31	95
John Hancock Reassurance Co, Ltd	37	271
John Hancock Financial Services, Inc	104	550
The Berkeley Financial Group LLC	30	12
John Hancock Subsidiaries LLC	85	68

Total	$2,681	$3,275

The balances above are reported on the Consolidated Balance Sheets as amounts due to affiliates.

MFC provides a claims paying guarantee to certain U.S. policyholders.

F-34

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 8 — Reinsurance

The effect of reinsurance on life, health, and annuity premiums written and earned was as follows:

	Years ended December 31,

	2008		2007		2006

	Premiums		Premiums		Premiums
	Written	Earned	Written	Earned	Written	Earned

	(in millions)
Direct	$1,310	$1,313	$1,148	$1,149	$1,294	$1,294

Assumed	529	521	426	420	369	405

Ceded	(871)	(871)	(694)	(694)	(685)	(685)

Net life, health, and annuity premiums	$968	$963	$880	$875	$978	$1,014

For the years ended December 31, 2008, 2007, and 2006, benefits to policyholders under life, health, and annuity ceded reinsurance contracts were $880 million, $725 million, and $423 million, respectively.

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

Note 9 — Pension and Other Postretirement Benefit Plans

Effective December 31, 2006, The Company’s Cash Balance Plan was merged into the John Hancock Financial Services, Inc. Pension Plan (the “Plan”), which is a funded qualified defined benefit plan sponsored by JHFS. Pursuant to the merger, all of the assets of the former plans were commingled. The aggregate pool of assets from the former plans is available to meet the obligations of the merged plan. The merger did not have a material impact on the Consolidated Balance Sheets or Statements of Operations of the Company.

Historically, pension benefits were calculated utilizing a traditional formula. Under the traditional formula, benefits are provided based upon length of service and final average compensation. As of July 1, 1998, all defined benefit pension plans were amended to a cash balance basis. Under the cash balance formula, participants are credited with benefits equal to a percentage of eligible pay, as well as interest. In addition, early retirement benefits are subsidized for certain grandfathered employees.

The Company’s funding policy for its qualified defined benefit plans is to contribute annually an amount at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act of 1974, as amended, and other applicable laws and generally, not greater than the maximum amount that can be deducted for federal income tax purposes. In 2008, 2007, and 2006, no contributions were made to the qualified plans. The Company expects that no contributions will be made in 2009.

Pension plan assets of $19 million and $26 million at December 31, 2008 and 2007, respectively, were investments managed by related parties.

The Company also participates in an unfunded non-qualified defined benefit plan, which is also sponsored by JHFS. This plan provides supplemental benefits in excess of the compensation limit outlined in the Internal Revenue Code, for certain employees.

F-35

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Pension and Other Postretirement Benefit Plans - (continued)

The Company participates in a new non-qualified defined contribution pension plan, maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for the new plan was $5 million in 2008. The prior plan was frozen as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company’s funding policy for its non-qualified defined benefit plans is to contribute the amount of the benefit payments made during the year. The contribution to the non-qualified plans was $1 million, $3 million, and $2 million in 2008, 2007, and 2006, respectively. The Company expects to contribute approximately $2 million to its non-qualified pension plans in 2009.

The Company provides postretirement medical and life insurance benefits for its retired employees and their spouses through its participation in the John Hancock Financial Services, Inc. Employee Welfare Plan, sponsored by JHFS. Certain employees hired prior to 2005 who meet age and service criteria may be eligible for these postretirement benefits in accordance with the plan’s provisions. The majority of retirees contribute a portion of the total cost of postretirement medical benefits. Life insurance benefits are based on final compensation subject to the plan maximum.

The John Hancock Financial Services Inc. Employee Welfare Plan was amended effective January 1, 2007 whereby participants who had not reached a certain age and years of service with the Company were no longer eligible for such Company contributory benefits. Also the number of years of service required to be eligible for the benefit was increased to 15 years for all participants. The future retiree life insurance coverage amount was frozen as of December 31, 2006.

The Company’s policy is to fund its other postretirement benefits in amounts at or below the annual tax qualified limits. The contribution for the other postretirement benefits was $2 million, $1 million, and $2 million in 2008, 2007, and 2006, respectively.

The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements, sponsored by JHFS. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock Savings and Investment Plan. The expense for the defined contribution plans was $7 million, $7 million, and $3 million in 2008, 2007, and 2006, respectively.

The Company uses a December 31 measurement date to account for its pension and other postretirement benefit plans.

F-36

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Pension and Other Postretirement Benefit Plans - (continued)

Obligations and Funded Status of Defined Benefit Plans

The amounts disclosed below represent the Company’s share of the pension and other postretirement benefit plans described above:

	Years Ended December 31,

	Pension Benefits		Other Postretirement Benefits

	2008	2007	2008	2007

	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$124	$121	$30	$28
Service cost	9	7	-	-
Interest cost	7	7	2	2
Actuarial loss (gain)	-	9	(3)	1
Plan amendments	-	(7)	-	-
Curtailments	-	(4)	-	-
Benefits paid	(4)	(9)	(2)	(1)

Benefit obligation at end of year	$136	$124	$27	$30

Change in plan assets:
Fair value of plan assets at beginning of year	$75	$75	$-	$-
Actual return on plan assets	(22)	6	-	-
Employer contributions	1	3	2	1
Benefits paid	(4)	(9)	(2)	(1)

Fair value of plan assets at end of year	$50	$75	$-	$-

Funded status at end of year	$(86)	$(49)	$(27)	$(30)

Amounts recognized on Consolidated Balance Sheets:
Assets	$-	$-	$-	$-
Liabilities	(86)	(49)	(27)	(30)

Net amount recognized	$(86)	$(49)	$(27)	$(30)

Amounts recognized in accumulated other comprehensive income:
Prior service cost	$(4)	$(5)	$-	$-
Net actuarial loss (gain)	73	48	(14)	(11)

Total	$69	$43	$(14)	$(11)

The accumulated benefit obligation for all defined benefit plans was $130 million and $117 million at December 31, 2008 and 2007, respectively.

F-37

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Pension and Other Postretirement Benefit Plans - (continued)

The following table provides information for pension plans with accumulated benefit obligations in excess of plan assets:

	December 31,

	2008	2007

	(in millions)
Accumulated benefit obligation	$130	$117
Projected benefit obligation	136	124
Fair value of plan assets	50	75

Components of Net Periodic Benefit Cost

	Years Ended December 31,

	Pension Benefits			Other Postretirement Benefits

	2008	2007	2006	2008	2007	2006

	(in millions)
Service cost	$9	$7	$6	$-	$-	$-
Interest cost	7	7	6	2	2	2
Expected return on plan assets	(5)	(6)	(5)	-	-	-
Recognized actuarial loss	-	1	3	-	-	-

Net periodic benefit cost	$11	$9	$10	$2	$2	$2

There are no amounts included in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in 2009.

F-38

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Pension and Other Postretirement Benefit Plans - (continued)

Assumptions

Weighted–average assumptions used to determine benefit obligations were as follows:

	Years Ended December 31,

	Pension Benefits		Other Postretirement Benefits

	2008	2007	2008	2007

Discount rate	6.00%	6.00%	6.00%	6.00%
Rate of compensation increase	4.10%	5.10%	N/A	N/A
Health care cost trend rate for following year			8.50%	9.00%
Ultimate trend rate			5.00%	5.00%
Year ultimate rate reached			2016	2016

Weighted-average assumptions used to determine net periodic benefit cost were as follows:

	Years Ended December 31,

	Pension Benefits		Other Postretirement Benefits

	2008	2007	2008	2007

Discount rate	6.00%	5.75%	6.00%	5.75%
Expected long-term return on plan assets	8.00%	8.25%	N/A	N/A
Rate of compensation increase	5.10%	4.00%	N/A	N/A
Health care cost trend rate for following year			9.00%	9.50%
Ultimate trend rate			5.00%	5.00%
Year ultimate rate reached			2016	2016

The expected long-term return on plan assets is based on the rate expected to be earned for plan assets. The asset mix based on the long-term investment policy and range of target allocation percentages of the plans and the Capital Asset Pricing Model are used as part of that determination. Current conditions and published commentary and guidance from U.S. Securities and Exchange Commission (“SEC”) staff are also considered.

Assumed health care cost trend rates have a significant effect on the amounts reported for the healthcare plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point Increase	One-Percentage Point Decrease

	(in millions)
Effect on total service and interest costs in 2008	$-	$-
Effect on postretirement benefit obligation as of December 31, 2008	(2)	(2)

F-39

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Pension and Other Postretirement Benefit Plans - (continued)

Plan Assets

The Company’s weighted-average asset allocations for its defined benefit plans by asset category were as follows:

	Pension Plan Assets at December 31,

	2008	2007

Asset Category
Equity securities	51%	64%
Fixed maturity securities	35	26
Real estate	5	3
Other	9	7

Total	100%	100%

The target allocations for assets of the Company’s defined benefit plans are summarized below for major asset categories:

Asset Category
Equity securities	50	% - 80%
Fixed maturity securities	23	% - 35%
Real estate	0	% - 5%
Other	5	% - 15%

The plans do not own any of the Company’s or MFC’s common stock at December 31, 2008 and 2007.

Cash Flows

Expected Future Benefit Payments for Defined Benefit Plans

Projections for benefit payments for the next ten years are as follows:

	Pension Benefits	Other Postretirement Benefits Gross Payments	Other Postretirement Benefits- Medicare Part D Subsidy

	(in millions)
2009	$12	$2	$-
2010	12	2	-
2011	13	2	-
2012	14	2	-
2013	11	2	-
2014-2018	62	10	1

F-40

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 10 — Commitments, Guarantees, and Legal Proceedings

Commitments.  The Company has extended commitments to purchase U.S. private debt and to issue mortgage loans on real estate totaling $231 million and $27 million, respectively, at December 31, 2008. If funded, loans related to real estate mortgages would be fully collateralized by the mortgaged properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The majority of these commitments expire in 2009.

The Company leases office space under non-cancelable operating lease agreements of various expiration dates. Rental expenses, net of sub-lease income, were $14 million, $12 million, and $11 million for the years ended December 31, 2008, 2007, and 2006, respectively.

The future minimum lease payments, by year and in the aggregate, under the remaining non-cancelable operating leases along with the associated sub-lease income are presented below.

	Non- cancelable Operating Leases	Sub-lease Income

	(in millions)
2009	$9	$1
2010	6	-
2011	5	-
2012	5	-
2013	4	-
Thereafter	196	-

Total	$225	$1

Guarantees.  In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under U.S. GAAP specific to the insurance industry. The Company had no material guarantees outstanding outside the scope of insurance accounting at December 31, 2008.

Legal Proceedings.  The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer, and taxpayer. In addition, state regulatory bodies, state attorneys general, the SEC, the Financial Industry Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its consolidated financial condition or results of operations.

Note 11 — Shareholder’s Equity

Capital Stock

The Company has two classes of capital stock, preferred stock and common stock. All of the outstanding preferred and common stock of the Company is owned by MIC, its parent.

F-41

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 11 — Shareholder’s Equity - (continued)

Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income were as follows:

	Net Unrealized Investment Gains (Losses)	Net Accumulated Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustment	Minimum Pension Liability Adjustment	Additional Pension and Postretirement Unrecognized Net Periodic Benefit Cost	Accumulated Other Comprehensive Income

	(in millions)
Balance at January 1, 2006	$506	$8	$36	$(25)	$-	$525
Gross unrealized investment losses (net of deferred income tax benefit of $32 million)	(60)					(60)
Reclassification adjustment for losses realized in net income (net of deferred income tax benefit of $2 million)	5					5
Adjustment for policyholder liabilities, (net of deferred income tax expense of $16 million)	30					30
Adjustment for deferred policy acquisition costs, deferred sales inducements, and unearned revenue liability (net of deferred income tax benefit of $11 million)	(21)					(21)

Net unrealized investment losses	(46)					(46)
Foreign currency translation adjustment			(5)			(5)
Minimum pension liability (net of deferred income tax expense of $3 million)				5		5
SFAS No. 158 transition adjustment (net of deferred income tax benefit of $1 million)				20	(22)	(2)

Balance at December 31, 2006	$460	$8	$31	$-	$(22)	$477

	Net Unrealized Investment Gains (Losses)	Net Accumulated Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustment	Additional Pension and Postretirement Unrecognized Net Periodic Benefit Cost	Accumulated Other Comprehensive Income

	(in millions)
Balance at January 1, 2007	$460	$8	$31	$(22)	$477
Gross unrealized investment gains (net of deferred income tax expense of $135 million)	250				250
Reclassification adjustment for gains realized in net income (net of deferred income tax expense of $51 million)	(94)				(94)
Adjustment for policyholder liabilities (net of deferred income tax expense of $4 million)	6				6
Adjustment for deferred policy acquisition costs, deferred sales inducements, and unearned revenue liability (net of deferred income tax benefit of $20 million)	(38)				(38)

Net unrealized investment gains	124				124
Foreign currency translation adjustment			(4)		(4)
Amortization of periodic pension costs				1	1
Reclassification of net cash flow hedge gains to net income (net of deferred income tax benefit of $7 million)		(13)			(13)

Balance at December 31, 2007	$584	$(5)	$27	$(21)	$585

F-42

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 11 — Shareholder’s Equity - (continued)

	Net Unrealized Investment Gains (Losses)	Net Accumulated Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustment	Additional Pension and Postretirement Unrecognized Net Periodic Benefit Cost	Accumulated Other Comprehensive Income (Loss)

	(in millions)
Balance at January 1, 2008	$584	$(5)	$27	$(21)	$585
Gross unrealized investment losses (net of deferred income tax benefit of $360 million)	(668)				(668)
Reclassification adjustment for gains realized in net income (net of deferred income tax benefit of $146 million)	(272)				(272)
Adjustment for policyholder liabilities (net of deferred income tax benefit of $72 million)	134				134
Adjustment for deferred policy acquisition costs, deferred sales inducements, and unearned revenue liability (net of deferred income tax expense of $86 million)	161				161

Net unrealized investment losses	(645)				(645)
Foreign currency translation adjustment			(23)		(23)
Change in funded status of pension plan and amortization of periodic pension costs (net of deferred income tax benefit of $8 million)				(15)	(15)
Net gains on the effective portion of the change in fair value of cash flow hedges (net of deferred income tax expense of $4 million)		6			6

Balance at December 31, 2008	$(61)	$1	$4	$(36)	$(92)

Net unrealized investment gains (losses) included on the Company’s Consolidated Balance Sheets as a component of shareholder’s equity are summarized below:

	December 31,

	2008	2007	2006

	(in millions)
Balance, end of year comprises:
Unrealized investment (losses) gains on:
Fixed maturities	$(78)	$855	$634
Equity investments	(88)	435	417
Other investments	3	(6)	(7)

Total (1)	(163)	1,284	1,044

Amounts of unrealized investment (losses) gains attributable to:
Deferred policy acquisition costs, deferred sales inducements, and unearned revenue liability	(58)	187	129
Policyholder liabilities	(9)	197	209
Deferred income taxes	(35)	316	246

Total	(102)	700	584

Net unrealized investment (losses) gains	$(61)	$584	$460

(1)	Includes unrealized investments gains (losses) on invested assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Note 7 — Related Party Transactions, for information on the associated MRBL reinsurance agreement.

F-43

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 11 — Shareholder’s Equity - (continued)

Statutory Results

The Company and its domestic insurance subsidiary are required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance departments of their states of domicile, which are Michigan and New York.

At December 31, 2008, JH USA, with the explicit permission of the Commissioner, used the implied forward rates from the rolling average of the swap rates that have been observed over the past three years instead of the implied forward rates from the swap curve observed at December 31, 2008 for purposes of its C-3 Phase II calculation. The impact of using this approach was a $53 million decrease in JH USA’s authorized control level risk-based capital as of December 31, 2008. This permitted practice is effective for reporting periods beginning on or after December 31, 2008 and ending September 30, 2009.

At December 31, 2008, JH USA, with the explicit permission of the Commissioner, recorded an increase in the net admitted deferred tax asset (“DTA”) instead of the deferred tax calculation required by prescribed statutory accounting practices. If the net admitted DTA were reflected on the statutory balance sheet based on prescribed practices the DTA and statutory surplus at December 31, 2008 would both be decreased by $84 million. The permitted practice had no effect on statutory net income. This permitted practice is effective for reporting periods beginning on or after December 31, 2008 and ending September 30, 2009.

The Company’s statutory net (loss) income for the years ended December 31, 2008, 2007, and 2006 was $(2,011) million (unaudited), ($41) million, and $202 million, respectively.

The Company’s statutory capital and surplus as of December 31, 2008 and 2007 was $2,008 million (unaudited) and $1,504 million, respectively.

Under Michigan insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned surplus without the prior approval of the Commissioner. Michigan law also limits the dividends an insurer may pay, without the prior permission of the Commissioner, to the greater of (i) 10% of its statutory surplus earnings as of December 31 of the preceding year or (ii) the company’s statutory net gain from operations for the 12 month period ending December 31 of the immediately preceding year, if such insurer is a life company.

Note 12 — Segment Information

The Company operates in the following three business segments: (1) Protection and (2) Wealth Management, which primarily serve retail customers and institutional customers and (3) Corporate and Other, which includes reinsurance operations and the corporate account.

The Company’s reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets, and distribution channels.

Protection Segment.  Offers a variety of individual life insurance products, including participating whole life, term life, universal life, and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing.

Wealth Management Segment.  Offers individual and group annuities and group pension contracts. Individual annuities consist of fixed deferred annuities, fixed immediate annuities, and variable annuities. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks.

Corporate and Other Segment.  Primarily consists of certain corporate and reinsurance operations. Corporate operations primarily include certain financing activities and income on capital not specifically allocated to the reporting segments. Reinsurance refers to the transfer of all or part of certain risks related to policies issued by the Company to a reinsurer, or to the assumption of risk from other insurers.

F-44

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 12 — Segment Information - (continued)

The accounting policies of the segments are the same as those described in Note 1 — Summary of Significant Accounting Policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

The following table summarizes selected financial information by segment for the periods indicated. Included in the Protection Segment for all periods presented are the assets, liabilities, revenues, and expenses of the closed block. For additional information on the closed block, see Note 6 — Closed Block.

	Protection	Wealth Management	Corporate and Other	Total

	(in millions)

2008
Revenues from external customers	$1,436	$1,964	$251	$3,651
Net investment income	857	225	353	1,435
Net realized investment and other (losses) gains	(57)	719	(236)	426

Revenues	$2,236	$2,908	$368	$5,512

Net income (loss)	$72	$(113)	$3	$(38)

Supplemental Information:
Equity in net income (loss) of investees accounted for by the equity method	$1	$4	$(14)	$(9)
Carrying value of investments accounted for under the equity method	17	157	218	392
Amortization of deferred policy acquisition costs and deferred sales inducements	(397)	4	5	(388)
Interest expense	-	23	11	34
Income tax expense (benefit)	32	(204)	(131)	(303)
Segment assets	$21,832	$90,968	$13,397	$126,197

	Protection	Wealth Management	Corporate and Other	Total

	(in millions)

2007
Revenues from external customers	$1,844	$2,057	$236	$4,137
Net investment income	782	242	313	1,337
Net realized investment and other gains (losses)	68	(6)	100	162

Revenues	$2,694	$2,293	$649	$5,636

Net income	$210	$318	$191	$719

Supplemental Information:
Equity in net (loss) income of investees accounted for by the equity method	$(1)	$(2)	$5	$2
Carrying value of investments accounted for under the equity method	17	90	202	309
Amortization of deferred policy acquisition costs and deferred sales inducements	301	277	6	584
Interest expense	-	27	41	68
Income tax expense	108	55	110	273
Segment assets	$21,192	$111,302	$12,010	$144,504

F-45

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 12 — Segment Information - (continued)

	Protection	Wealth Management	Corporate and Other	Total

	(in millions)

2006
Revenues from external customers	$1,483	$1,632	$382	$3,497
Net investment income	712	225	226	1,163
Net realized investment and other gains (losses)	104	20	(92)	32

Revenues	$2,299	$1,877	$516	$4,692

Net income (loss)	$208	$324	$(7)	$525

Supplemental Information:
Equity in net (loss) income of investees accounted for by the equity method	$(1)	$1	$-	$-
Carrying value of investments accounted for under the equity method	17	34	46	97
Amortization of deferred policy acquisition costs and deferred sales inducements	242	303	(9)	536
Interest expense	-	21	5	26
Income tax expense	111	115	4	230

The Company operates primarily in the United States and has no reportable major customers.

F-46

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments. Fair values have been determined by using available market information and the valuation methodologies described below.

	December 31,

	2008		2007

	Carrying Value	Fair Value	Carrying Value	Fair Value

	(in millions)
Assets:
Fixed maturities (1):
Available-for-sale	$14,687	$14,687	$13,617	$13,617
Equity securities:
Available-for-sale	415	415	956	956
Mortgage loans on real estate	2,629	2,649	2,414	2,424
Policy loans	2,785	2,785	2,519	2,519
Short-term investments	3,665	3,665	2,723	2,723
Cash and cash equivalents	3,477	3,477	3,345	3,345
Derivatives:
Interest rate swap agreements	759	759	28	28
Cross currency rate swap agreements	321	321	179	179
Foreign exchange forward agreements	3	3	9	9
Embedded derivatives	4,418	4,418	586	586
Assets held in trust	2,190	2,190	2,493	2,493
Separate account assets	77,681	77,681	105,380	105,380

Liabilities:
Fixed rate deferred and immediate annuities	1,852	1,843	1,665	1,665
Derivatives:
Interest rate swap agreements	325	325	22	22
Cross currency rate swap agreements	377	377	277	277
Credit default swaps	1	1	-	-
Equity swaps	15	15	1	1
Embedded derivatives	2,859	2,859	572	572
Foreign exchange forward agreements	3	3	9	9
(1)	Fixed maturities exclude leveraged leases of $49 million and $72 million for 2008 and 2007, respectively, which are carried at the net investment calculated by accruing income at the lease’s expected internal rate of return in accordance with SFAS No. 13, “Accounting for Leases”.

Effective January 1, 2008, the Company adopted SFAS No. 157, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. The exit value assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale.

SFAS No. 157 resulted in effectively creating the following two primary categories of financial instruments for the purpose of fair value disclosure:

•

Financial Instruments Measured at Fair Value and Reported in the Consolidated Balance Sheets – This category includes assets and liabilities measured at fair value on a recurring and non recurring basis. Financial instruments measured on a recurring basis include fixed maturities, equity securities, short-term investments, derivatives and separate accounts. Assets and liabilities measured at fair value on a non recurring basis include mortgage loans, joint ventures and limited partnership interests, which are reported at fair value only in a period in which impairment is recognized.

•	Other Financial Instruments not Reported at Fair Value – This category includes assets and liabilities which do not require the additional SFAS No. 157 disclosures, as follows:

F-47

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value of Financial Instruments - (continued)

Mortgage loans on real estate – The fair value of unimpaired mortgage loans is estimated using discounted cash flows and take into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

Policy loans – These loans are carried at unpaid principal balances, which approximate their fair values.

Cash and cash equivalents – The carrying values for cash and cash equivalents approximate fair value due to the short-term maturities of these instruments.

Fixed-rate deferred and immediate annuities – The fair value of these financial instruments are estimated by projecting multiple stochastically generated interest rate scenarios under a risk neutral environment reflecting inputs (interest rates, volatility, etc.) observable at the valuation date.

Financial Instruments Measured at Fair Value on the Consolidated Balance Sheets

Valuation Hierarchy

Following SFAS No. 157 guidance, the Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

• Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. Valuations are based on quoted prices reflecting market transactions involving assets or liabilities identical to those being measured. Level 1 securities primarily include exchange traded equity securities and separate account assets.

• Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Most debt securities are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate swaps, equity swaps, and foreign currency forward contracts.

• Level 3 – Fair value measurements using significant non market observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include structured asset-backed securities (“ABS”), commercial mortgage-backed securities (“CMBS”), other securities that have little or no price transparency, and certain derivatives.

Determination of Fair Value

The valuation methodologies used to determine the fair values of assets and liabilities under SFAS No. 157 reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. When available, the Company uses quoted market prices to determine fair value, and classifies such items within Level 1. If quoted market prices are not available, fair value is based upon valuation techniques, which discount expected cash flows utilizing independent market observable interest rates based on the credit quality and duration of the instrument. Items valued using models are classified according to the lowest level input that is significant to the valuation. Thus, an item may be classified in Level 3 even though significant market observable inputs are used.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

F-48

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value of Financial Instruments - (continued)

Fair Value Measurements on a Recurring Basis

Fixed Maturities

For fixed maturities, including corporate, U.S. Treasury, and municipal securities, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility and prepayment speeds. These fixed maturities are classified within Level 2. Fixed maturities with significant pricing inputs which are unobservable are classified within Level 3.

Equity Securities

Equity securities with active markets are classified within Level 1 as fair values are based on quoted market prices.

Short-term Investments

Short-term investments are comprised of securities due to mature within one year of the date of purchase that are traded in active markets, and are classified within Level 1 as fair values are based on quoted market prices. Securities such as commercial paper and discount notes are classified within Level 2 because these securities are typically not actively traded due to their short maturities and, as such, their cost generally approximates fair value.

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter (“OTC”) derivatives. The pricing models used are based on market standard valuation methodologies and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company’s derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are inputs that are observable or can be corroborated by observable market data. Inputs that are observable generally include: interest rates, foreign currency exchange rates and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include: broker quotes, volatilities and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements.

Embedded Derivatives

As defined in SFAS Statement No. 133 “Accounting for Derivative Instruments and Hedging Activities” (“SFAS No. 133”), the Company holds assets and liabilities classified as embedded derivatives in the Consolidated Balance Sheets. Those assets include guaranteed minimum income benefits that are ceded under modified coinsurance reinsurance arrangements (“Reinsurance GMIB Assets”). Liabilities include policyholder benefits offered under variable annuity contracts such as guaranteed minimum withdrawal benefits with a term certain (“GMWB”) and embedded reinsurance derivatives.

Embedded derivatives are recorded in the Consolidated Balance Sheets at fair value, separately from their host contract, and the change in their fair value is reflected in net income. Many factors including, but not limited to, market conditions, credit ratings, variations in actuarial assumptions regarding policyholder liabilities and risk margins related to non-capital market inputs may result in significant fluctuations in the fair value of these embedded derivatives that could materially affect net income.

F-49

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value of Financial Instruments - (continued)

The fair value of embedded derivatives is estimated as the present value of future benefits less the present value of future fees. The fair value calculation includes assumptions for risk margins including nonperformance risk.

Risk margins are established to capture the risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, persistency, partial withdrawal, and surrenders. The establishment of these actuarial assumptions, risk margins, nonperformance risk, and other inputs requires the use of significant judgment.

Nonperformance risk refers to the risk that the obligation will not be fulfilled and affects the value of the liability. The fair value measurement assumes that the nonperformance risk is the same before and after the transfer. Therefore, fair value reflects the reporting entity’s own credit risk.

Nonperformance risk for liabilities held by the Company is based on MFC’s own credit risk, which is determined by taking into consideration publicly available information relating to MFC’s debt as well as its claims paying ability. Nonperformance risk is also reflected in the Reinsurance GMIB assets held by the Company. The credit risk of the reinsurance companies is most representative of the nonperformance risk for the Reinsurance GMIB assets, and is derived from publicly available information relating to the reinsurance companies’ publicly issued debt.

The fair value of embedded derivatives related to reinsurance agreements is determined based on a total return swap methodology. These total return swaps are reflected as liabilities on the Consolidated Balance Sheets representing the difference between the statutory book value and fair value of the related modified coinsurance assets with ongoing changes in fair value recorded in income. The fair value of the underlying assets is based on the valuation approach for similar assets described herein.

Separate Account Assets

Separate account assets are reported at fair value and reported as a summarized total on the Consolidated Balance Sheets in accordance with Statement of Position (“SOP 03-1”), “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts”. The fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account. Assets owned by the Company’s separate accounts primarily include: investments in mutual funds, fixed maturity securities, equity securities, and short-term investments and cash and cash equivalents.

The fair value of mutual fund investments is based upon quoted prices or reported net assets values (“NAV”). Open-ended mutual fund investments are included in Level 1. The fair values of fixed maturity securities, equity securities, short-term investments and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the Company’s general account.

F-50

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value of Financial Instruments - (continued)

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis by SFAS No. 157 fair value hierarchy levels, as of December 31, 2008.

	December 31, 2008

	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Fixed maturities (1):
Available-for-sale	$14,687	$-	$14,325	$362
Equity securities:
Available-for-sale	415	415	-	-
Short-term investments	3,665	-	3,665	-
Derivative assets (2)	1,083	-	1,083	-
Embedded derivatives	4,418	-	36	4,382
Assets held in trust (3)	2,190	497	1,693	-
Separate account assets (4)	77,681	77,626	55	-

Total assets at fair value	$104,139	$78,538	$20,857	$4,744

Liabilities:
Derivative liabilities (2)	$721	$-	$721	$-
Embedded derivatives	2,859	-	-	2,859

Total liabilities at fair value	$3,580	$-	$721	$2,859

(1)	Fixed maturities excludes leveraged leases of $49 million which are carried at the net investment calculated by accruing income at the lease’s expected internal rate of return in accordance with SFAS No. 13, “Accounting for Leases”.
(2)	Derivative assets are presented within other assets and derivative liabilities are presented within other liabilities in the Consolidated Balance Sheets. The amounts are presented gross in the table above to reflect the presentation in the Consolidated Balance Sheets, but are presented net for purposes of the Level 3 roll forward in the following table.
(3)	Represents the fair value of assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Note 7 — Related Party Transactions, for information on the associated MRBL reinsurance agreement. The fair value of the trust assets are determined on a basis consistent with the methodologies described herein for similar financial instruments.
(4)	Separate account assets are recorded at fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets as prescribed by SOP 03-1.

F-51

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value of Financial Instruments - (continued)

Level 3 Financial Instruments

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:

	Fixed Maturities		Net Embedded Derivatives

Balance at January 1, 2008	$447		$18
Net realized/unrealized gains (losses) included in:
Net income	(161	)(2)	1,505	(4)
Other comprehensive income	79	(3)	-
Purchases, issuances, (sales) and (settlements), net	(12)		-
Transfers in and/or (out) of Level 3, net (1)	9		-

Balance at December 31, 2008	$362		$1,523

Gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31, 2008	$-		$1,505

(1)	For financial assets that are transferred into and/or out of Level 3, the Company uses the fair value of the assets at the beginning of the reporting period.
(2)	This amount is included in net realized investments and other gains (losses) on the Consolidated Statement of Operations.
(3)	This amount is included in accumulated other comprehensive income (loss) on the Consolidated Balance Sheet.
(4)	This amount is included in benefits to policyholders on the Consolidated Statement of Operations. All gains and losses on Level 3 liabilities are classified as net realized investment and other gains (losses) for the purpose of this disclosure because it is not practicable to track realized and unrealized gains (losses) separately on a contract by contract basis.

The Company may hedge positions with offsetting positions that are classified in a different level. For example, the gains and losses for assets and liabilities in the Level 3 category presented in the tables above may not reflect the effect of offsetting gains and losses on hedging instruments that have been classified by the Company in the Level 1 and Level 2 categories.

Financial Instruments Measured at Fair Value on a Non Recurring Basis

Certain financial assets are reported at fair value on a non recurring basis, including investments such as mortgage loans, joint ventures and limited partnership interests, which are reported at fair value only in a period in which an impairment is recognized. The fair value of these securities is calculated using either models that are widely accepted in the financial services industry or the valuation of collateral underlying impaired mortgages. During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Note 14 — Goodwill

The changes in the carrying value of goodwill by segment were as follows:

	Protection	Wealth Management	Corporate and Other	Total

	(in millions)
Balance at January 1, 2008	$-	$54	$-	$54
Dispositions and other, net	-	-	-	-

Balance at December 31, 2008	$-	$54	$-	$54

	Protection	Wealth Management	Corporate and Other	Total

	(in millions)
Balance at January 1, 2007	$-	$54	$-	$54
Dispositions and other, net	-	-	-	-

Balance at December 31, 2007	$-	$54	$-	$54

F-52

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 14 — Goodwill - (continued)

The Company tests goodwill for impairment annually as of December 31 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit, which is defined as an operating segment or one level below an operating segment, below its carrying amount. There were no impairments recorded in 2008 or 2007.

Note 15 — Certain Separate Accounts

The Company issues variable annuity and variable life contracts through its separate accounts for which investment income and investment gains and losses accrue to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below.

The assets supporting the variable portion of variable annuities are carried at fair value and reported on the Consolidated Balance Sheets as total separate account assets with an equivalent total reported for separate account liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue, and changes in liabilities for minimum guarantees are included in benefits to policyholders in the Company’s Consolidated Statements of Operations. For the years ended December 31, 2008, and 2007 there were no gains or losses on transfers of assets from the general account to the separate account.

The deposits related to the variable life insurance contracts are invested in separate accounts, and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The following table reflects variable life insurance contracts with guarantees held by the Company:

	December 31,

	2008	2007

	(in millions, except for age)
Life insurance contracts with guaranteed benefits
In the event of death
Account value	$559	$422
Net amount at risk related to deposits	86	56
Average attained age of contract holders	44	43

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, income, and/or withdrawal benefits. Guaranteed Minimum Death Benefit (“GMDB”) features guarantee the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary.

The Company sold contracts with GMIB riders from 1998 to 2004. The GMIB rider provides a guaranteed lifetime annuity, which may be elected by the contract holder after a stipulated waiting period (7 to 10 years), and which may be larger than what the contract account balance would purchase at then-current annuity purchase rates.

In 2004, the Company introduced a GMWB rider and has since offered multiple variations of this optional benefit. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of “step-up” provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

F-53

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 15 — Certain Separate Accounts - (continued)

Unaffiliated and affiliated reinsurance has been utilized to mitigate risk related to some of the guarantee benefit riders. Hedging has also been utilized to mitigate risk related to some of the GMWB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The Company had the following variable annuity contracts with guarantees. Amounts at risk are shown net of reinsurance. Note that the Company’s variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

	December 31,

	2008	2007

	(in millions, except for ages and percents)
Guaranteed Minimum Death Benefit
Return of net deposits
In the event of death
Account value	$15,224	$17,510
Net amount at risk- net of reinsurance	766	47
Average attained age of contract holders	54	55

Return of net deposits plus a minimum return
In the event of death
Account value	$428	$714
Net amount at risk- net of reinsurance	5	-
Average attained age of contract holders	65	65
Guaranteed minimum return rate	5%	5%

Highest specified anniversary account value minus withdrawals post anniversary
In the event of death
Account value	$22,508	$32,750
Net amount at risk- net of reinsurance	1,248	190
Average attained age of contract holders	54	54

Guaranteed Minimum Income Benefit
Account value	$5,387	$9,552
Net amount at risk- net of reinsurance	45	29
Average attained age of contract holders	52	52

Guaranteed Minimum Withdrawal Benefit
Account value	$24,769	$28,582
Net amount at risk	1,812	116
Average attained age of contract holders	52	54

F-54

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 15 — Certain Separate Accounts - (continued)

Account balances of variable contracts with guarantees invest in various separate accounts with the following characteristics:

	December 31,

	2008	2007

	(in billions)
Type of Fund
Domestic Equity	$7	$13
International Equity	2	3
Balanced	23	30
Bonds	3	4
Money Market	2	1

Total	$37	$51

The following table summarizes the liabilities for guarantees on variable contracts reflected in the general account:

	Guaranteed Minimum Death Benefit (GMDB)	Guaranteed Minimum Income Benefit (GMIB)	Guaranteed Minimum Withdrawal Benefit (GMWB)	Total

	(in millions)
Balance at January 1, 2008	$89	$156	$568	$813
Incurred guarantee benefits	(110)	(74)	-	(184)
Other reserve changes	372	356	2,322	3,050

Balance at December 31, 2008	$351	$438	$2,890	$3,679
Reinsurance recoverable	(259)	(2,056)	(2,352)	(4,667)

Net balance at December 31, 2008	$92	$(1,618)	$538	$(988)

Balance at January 1, 2007	$80	$208	$95	$383
Incurred guarantee benefits	(48)	(122)	-	(170)
Other reserve changes	57	70	473	600

Balance at December 31, 2007	$89	$156	$568	$813
Reinsurance recoverable	(36)	(586)	-	(622)

Net balance at December 31, 2007	$53	$(430)	$568	$191

The GMDB gross and ceded reserves, the GMIB gross reserves, and the life portion of the GMWB reserves were determined in accordance with SOP 03-1, and the GMIB reinsurance recoverable and GMWB gross reserve were determined in accordance with SFAS No. 133.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits to policyholders, if actual experience or other evidence suggests that earlier assumptions should be revised.
The following assumptions and methodology were used to determine the amounts above at December 31, 2008 and 2007:

•	Data used included 1,000 stochastically generated investment performance scenarios. For SFAS No. 133 calculations, risk neutral scenarios were used.

•

For life products, reserves were established using stochastic modeling of future separate account returns and best estimate mortality, lapse, and premium persistency assumptions, which vary by product.

•	Mean return and volatility assumptions were determined by asset class. Market consistent observed volatilities were used where available for SFAS No. 133 calculations.

F-55

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 15 — Certain Separate Accounts - (continued)

•	Annuity mortality was based on the 1994 MGDB table multiplied by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

•	Annuity base lapse rates vary by contract type and duration and ranged from 2% to 41.5%.

•

The discount rate is 7% (in-force issued before 2004) or 6.4% (in-force issued after 2003) in the SOP 03-01 calculations. The discount rates used for SFAS No. 133 calculations are based on the term structure of swap curves with a credit spread based on the credit standing of MFC (for GMWB) and the reinsurers (for GMIB).

Note 16 — Deferred Policy Acquisition Costs and Deferred Sales Inducements

The balance of and changes in deferred policy acquisition costs as of and for the years ended December 31, were as follows:

	December 31,

	2008	2007

	(in millions)
Balance, beginning of year	$5,664	$4,655
Capitalization	1,590	1,637
Amortization (1)	405	(550)
Change in unrealized investment gains and losses	289	(78)

Balance, end of year	$7,948	$5,664

(1)	In 2008, DAC amortization includes significant unlocking due to the impact of lower estimated gross profits arising from higher benefits to policyholders related to certain separate account guarantees. This unlocking contributed to the overall negative amortization during the year.

The balance of and changes in deferred sales inducements as of and for the years ended December 31, were as follows:

	December 31,

	2008	2007

	(in millions)
Balance, beginning of year	$264	$235
Capitalization	97	63
Amortization	(17)	(34)
Change in unrealized investment gains and losses	1	-

Balance, end of year	$345	$264

Note 17 — Share-Based Payments

The Company participates in the stock compensation plans of MFC. The Company uses the Black-Scholes-Merton option pricing model to estimate the value of stock options granted to employees. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S. GAAP, is recorded in the accounts of the Company in other operating costs and expenses.

Stock Options (ESOP)

Under MFC’s Executive Stock Option Plan (“ESOP”), stock options are granted to selected individuals. Options provide the holder with the right to purchase common shares at an exercise price equal to the closing market price of MFC’s common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. A total of 73.6 million common shares have been reserved for issuance under the ESOP.

MFC grants Deferred Share Units (“DSUs”) under the ESOP and the Stock Plan for Non-Employee Directors. Under the ESOP, the holder is entitled to receive cash payment equal to the value of the same number of common shares plus credited dividends on retirement or termination of employment. These DSUs vest over a three-year period and each DSU entitles the holder to receive one common share on retirement or termination of employment. When dividends are paid on MFC’s common shares, holders of DSUs are deemed to receive dividends at the same rate, payable in the form of additional DSUs.

F-56

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 17 — Share Based Payments - (continued)

Under the Stock Plan for Non-Employee Directors, each eligible director may elect to receive his or her annual director’s retainer and fees in DSUs or common shares in lieu of cash. Upon termination of board service, an eligible director who has elected to receive DSUs will be entitled to receive cash equal to the value of the DSUs accumulated in his or her account or, at his or her direction, an equivalent number of common shares. A total of 1 million common shares of MFC have been reserved for issuance under the Stock Plan for Non-Employee Directors. In 2008, 2007 and 2006, 217,000, 191,000, and 181,000 DSUs, respectively, were issued to certain employees who elected to defer receipt of all or part of their annual bonus. Also, in 2008 and 2007, 269,000 and 260,000 DSUs were issued to certain employees who elected to defer payment of all or part of their restricted share units. Restricted share units are discussed below. The DSUs issued in 2008, 2007 and 2006 vested immediately upon grant. The Company recorded compensation expense for stock options granted of $6 million, $5 million, and $5 million for the years ended December 31, 2008, 2007, and 2006, respectively.

Global Share Ownership Plan (GSOP)

Effective January 1, 2001, MFC established the Global Share Ownership Plan (“GSOP”) for its eligible employees and the Stock Plan for Non-Employee Directors. Under the GSOP, qualifying employees can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match a percentage of the employee’s eligible contributions to certain maximums. MFC’s contributions vest immediately. All contributions are used by the GSOP’s trustee to purchase common shares in the open market. The Company’s compensation expense related to the GSOP was $1 million for each of the three years ended December 31, 2008, 2007, and 2006.

Restricted Share Unit Plan (RSU)

In 2003, MFC established the Restricted Share Unit (“RSU”) Plan. For the years ended December 31, 2008, 2007, and 2006, 1.8 million, 1.5 million and 1.6 million RSUs, respectively, were granted to certain eligible employees under this plan. For the years ended December 31, 2008, 2007, and 2006, the Company granted 0.4 million, 0.4 million, and 0.4 million RSUs, respectively, to certain eligible employees. RSUs entitle a participant to receive payment equal to the market value of the same number of common shares, plus credited dividends, at the time the RSUs vest. RSUs vest three years from the grant date, subject to performance conditions, and the related compensation expense is recognized over this period, except where the employee is eligible to retire prior to the vesting date, in which case the cost is recognized over the period between the grant date and the date on which the employee is eligible to retire. The Company’s compensation expense related to RSUs was $14 million, $16 million, and $14 million for the years ended December 31, 2008, 2007, and 2006, respectively.

F-57

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Audited Financial Statements

Year ended December 31, 2008 with Report of Independent Registered Public Accounting Firm

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Audited Financial Statements

Year ended December 31, 2008

(This page is intentionally left blank.)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of the sub-accounts of

John Hancock Life Insurance Company (U.S.A.) Separate Account A

“Active” sub-accounts

500 Index Trust B Series 0	Fundamental Value Trust Series 0
500 Index Trust Series 1	Fundamental Value Trust Series 1
Active Bond Trust Series 0	Global Allocation Trust Series 0
Active Bond Trust Series 1	Global Allocation Trust Series 1
All Cap Core Trust Series 0	Global Bond Trust Series 0
All Cap Core Trust Series 1	Global Bond Trust Series 1
All Cap Growth Trust Series 0	Global Real Estate Trust Series 0
All Cap Growth Trust Series 1	Global Real Estate Trust Series 1
All Cap Value Trust Series 0	Global Trust Series 0
All Cap Value Trust Series 1	Global Trust Series 1
American Asset Allocation Trust Series 1	Health Sciences Trust Series 0
American Blue Chip Income and Growth Trust Series 1	Health Sciences Trust Series 1
American Bond Trust Series 1	High Yield Trust Series 0
American Growth Trust Series 1	High Yield Trust Series 1
American Growth-Income Trust Series 1	Income & Value Trust Series 0
American International Trust Series 1	Income & Value Trust Series 1
Blue Chip Growth Trust Series 0	Index Allocation Trust Series 0
Blue Chip Growth Trust Series 1	Index Allocation Trust Series 1
Capital Appreciation Trust Series 0	International Core Trust Series 0
Capital Appreciation Trust Series 1	International Core Trust Series 1
Capital Appreciation Value Trust Series 0	International Equity Index Trust A Series 1
Capital Appreciation Value Trust Series 1	International Equity Index Trust B Series 0
Classic Value Trust Series 0	International Opportunities Trust Series 0
Classic Value Trust Series 1	International Opportunities Trust Series 1
Core Allocation Plus Trust Series 0	International Small Cap Trust Series 0
Core Allocation Plus Trust Series 1	International Small Cap Trust Series 1
Core Bond Trust Series 0	International Value Trust Series 0
Core Bond Trust Series 1	International Value Trust Series 1
Core Equity Trust Series 0	Investment Quality Bond Trust Series 0
Core Equity Trust Series 1	Investment Quality Bond Trust Series 1
Disciplined Diversification Trust Series 0	Large Cap Trust Series 0
Disciplined Diversification Trust Series 1	Large Cap Trust Series 1
Emerging Markets Value Trust Series 0	Large Cap Value Trust Series 0
Emerging Markets Value Trust Series 1	Large Cap Value Trust Series 1
Emerging Small Company Trust Series 0	Lifestyle Aggressive Trust Series 0
Emerging Small Company Trust Series 1	Lifestyle Aggressive Trust Series 1
Equity-Income Trust Series 0	Lifestyle Balanced Trust Series 0
Equity-Income Trust Series 1	Lifestyle Balanced Trust Series 1
Financial Services Trust Series 0	Lifestyle Conservative Trust Series 0
Financial Services Trust Series 1	Lifestyle Conservative Trust Series 1
Franklin Templeton Founding Allocation Trust Series 0	Lifestyle Growth Trust Series 0
Franklin Templeton Founding Allocation Trust Series 1	Lifestyle Growth Trust Series 1

5

Report of Independent Registered Public Accounting Firm

Lifestyle Moderate Trust Series 0	Small Cap Opportunities Trust Series 1
Lifestyle Moderate Trust Series 1	Small Cap Value Trust Series 0
Mid Cap Index Trust Series 0	Small Cap Value Trust Series 1
Mid Cap Index Trust Series 1	Small Company Trust Series 0
Mid Cap Intersection Trust Series 0	Small Company Trust Series 1
Mid Cap Intersection Trust Series 1	Small Company Value Trust Series 0
Mid Cap Stock Trust Series 0	Small Company Value Trust Series 1
Mid Cap Stock Trust Series 1	Strategic Bond Trust Series 0
Mid Cap Value Trust Series 0	Strategic Bond Trust Series 1
Mid Cap Value Trust Series 1	Strategic Income Trust Series 0
Mid Value Trust Series 0	Strategic Income Trust Series 1
Money Market Trust B Series 0	Total Bond Market Trust B Series 0
Money Market Trust Series 1	Total Return Trust Series 0
Natural Resources Trust Series 0	Total Return Trust Series 1
Natural Resources Trust Series 1	Total Stock Market Index Trust Series 0
Optimized All Cap Trust Series 0	Total Stock Market Index Trust Series 1
Optimized All Cap Trust Series 1	U.S. Government Securities Trust Series 0
Optimized Value Trust Series 0	U.S. Government Securities Trust Series 1
Optimized Value Trust Series 1	U.S. High Yield Bond Trust Series 0
Overseas Equity Trust Series 0	U.S. High Yield Bond Trust Series 1
Pacific Rim Trust Series 0	U.S. Large Cap Trust Series 0
Pacific Rim Trust Series 1	U.S. Large Cap Trust Series 1
Real Estate Securities Trust Series 0	Utilities Trust Series 0
Real Estate Securities Trust Series 1	Utilities Trust Series 1
Real Return Bond Trust Series 0	Value Trust Series 0
Real Return Bond Trust Series 1	Value Trust Series 1
Science & Technology Trust Series 0	All Asset Portfolio Series 0
Science & Technology Trust Series 1	All Asset Portfolio Series 1
Short-Term Bond Trust Series 0	Brandes International Equity Trust
Small Cap Growth Trust Series 0	Business Opportunity Value Trust
Small Cap Growth Trust Series 1	CSI Equity Trust
Small Cap Index Trust Series 0	Frontier Capital Appreciation Trust
Small Cap Index Trust Series 1	Turner Core Growth Trust
Small Cap Opportunities Trust Series 0

“Closed” sub-accounts

Dynamic Growth Trust Series 0	Quantitative Mid Cap Trust Series 1
Dynamic Growth Trust Series 1	Small Cap Trust Series 0
Emerging Growth Trust Series 0	Small Cap Trust Series 1
Emerging Growth Trust Series 1	U.S. Core Trust Series 0
Growth & Income Trust Series 0	U.S. Core Trust Series 1
Managed Trust Series 0	U.S. Global Leaders Growth Trust Series 0
Quantitative Mid Cap Trust Series 0	U.S. Global Leaders Growth Trust Series 1

6

Report of Independent Registered Public Accounting Firm

We have audited the accompanying statements of assets and contract owners’ equity of John Hancock Life Insurance Company (U.S.A.) Separate Account A (the “Account”), comprised of the active sub-accounts as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity of the active and closed sub-accounts for each of the two years in the period then ended (or years since inception), and the financial highlights for each of the five years in the period then ended (or years since inception). These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian or fund manager of the underlying portfolios. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the active sub-accounts constituting John Hancock Life Insurance Company (U.S.A.) Separate Account A at December 31, 2008, and the results of its operations and changes in contract owners’ equity of the active and closed sub-accounts for each of the two years in the period then ended (or years since inception), and the financial highlights for each of the five years in the period then ended (or years since inception), in conformity with U.S. generally accepted accounting principles.

/s/ ERNST & YOUNG LLP
Toronto, Canada	Chartered Accountants
April 14, 2009	Licensed Public Accountants

7

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Assets and Contract Owners’ Equity

December 31, 2008

Assets
Investments at fair value:
Sub-accounts invested in John Hancock Trust portfolios:
500 Index Trust B Series 0 - 4,065,355 shares (cost $63,776,414)	$45,694,591
500 Index Trust Series 1 - 3,054,881 shares (cost $32,472,647)	24,041,913
Active Bond Trust Series 0 - 196,698 shares (cost $1,789,954)	1,555,883
Active Bond Trust Series 1 - 1,048,324 shares (cost $9,959,315)	8,292,245
All Cap Core Trust Series 0 - 34,432 shares (cost $588,988)	402,516
All Cap Core Trust Series 1 - 623,896 shares (cost $9,532,348)	7,293,346
All Cap Growth Trust Series 0 - 29,623 shares (cost $492,961)	342,145
All Cap Growth Trust Series 1 - 649,602 shares (cost $8,915,912)	7,496,409
All Cap Value Trust Series 0 - 191,421 shares (cost $1,489,241)	1,071,959
All Cap Value Trust Series 1 - 501,549 shares (cost $4,925,208)	2,818,708
American Asset Allocation Trust Series 1 - 223,770 shares (cost $2,139,520)	1,888,618
American Blue Chip Income and Growth Trust Series 1 - 731,903 shares (cost $10,732,216)	6,477,340
American Bond Trust Series 1 - 440,275 shares (cost $5,611,227)	4,710,940
American Growth Trust Series 1 - 2,912,834 shares (cost $58,812,135)	33,818,004
American Growth-Income Trust Series 1 - 1,105,466 shares (cost $19,670,119)	12,746,026
American International Trust Series 1 - 1,537,361 shares (cost $36,395,261)	21,999,643
Blue Chip Growth Trust Series 0 - 288,511 shares (cost $5,410,670)	3,519,833
Blue Chip Growth Trust Series 1 - 1,890,315 shares (cost $29,959,005)	23,118,554
Capital Appreciation Trust Series 0 - 245,769 shares (cost $2,085,402)	1,540,973
Capital Appreciation Trust Series 1 - 2,073,327 shares (cost $18,472,603)	12,999,758
Capital Appreciation Value Trust Series 0 - 42,301 shares (cost $404,696)	381,132
Capital Appreciation Value Trust Series 1 - 2,295 shares (cost $22,245)	20,677
Classic Value Trust Series 0 - 228,842 shares (cost $2,565,547)	1,462,303
Classic Value Trust Series 1 - 235,306 shares (cost $3,108,690)	1,503,606
Core Allocation Plus Trust Series 0 - 19,733 shares (cost $165,610)	167,531
Core Allocation Plus Trust Series 1 - 2,116 shares (cost $23,992)	17,989
Core Bond Trust Series 0 - 43,897 shares (cost $547,909)	539,932
Core Bond Trust Series 1 - 79,795 shares (cost $987,654)	983,878
Core Equity Trust Series 0 - 118,255 shares (cost $973,620)	558,164
Core Equity Trust Series 1 - 172,399 shares (cost $1,905,390)	813,721
Disciplined Diversification Trust Series 0 - 197,871 shares (cost $1,715,240)	1,761,052
Disciplined Diversification Trust Series 1 - 599 shares (cost $6,577)	5,332
Dynamic Growth Trust Series 0	—
Dynamic Growth Trust Series 1	—
Emerging Growth Trust Series 0	—
Emerging Growth Trust Series 1	—
Emerging Markets Value Trust Series 0 - 75,438 shares (cost $944,110)	507,699
Emerging Markets Value Trust Series 1 - 413,533 shares (cost $4,020,481)	2,787,213
Emerging Small Company Trust Series 0 - 78,625 shares (cost $1,811,948)	1,095,246
Emerging Small Company Trust Series 1 - 1,715,921 shares (cost $46,807,839)	23,834,138
Equity-Income Trust Series 0 - 601,713 shares (cost $9,401,419)	5,975,008
Equity-Income Trust Series 1 - 3,349,309 shares (cost $51,610,599)	33,359,115
Financial Services Trust Series 0 - 182,037 shares (cost $2,120,211)	1,368,921

8

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Assets and Contract Owners’ Equity

December 31, 2008

Assets
Investments at fair value:
Sub-accounts invested in John Hancock Trust portfolios:
Financial Services Trust Series 1 - 272,023 shares (cost $3,656,644)	$2,048,333
Franklin Templeton Founding Allocation Trust Series 0 - 111,421 shares (cost $907,548)	820,057
Franklin Templeton Founding Allocation Trust Series 1 - 18,493 shares (cost $161,449)	136,112
Fundamental Value Trust Series 0 - 428,301 shares (cost $6,123,861)	4,180,215
Fundamental Value Trust Series 1 - 2,998,153 shares (cost $34,843,905)	29,351,918
Global Allocation Trust Series 0 - 271,069 shares (cost $2,783,243)	1,843,272
Global Allocation Trust Series 1 - 243,801 shares (cost $2,761,770)	1,662,726
Global Bond Trust Series 0 - 365,358 shares (cost $5,547,834)	5,264,809
Global Bond Trust Series 1 - 522,563 shares (cost $8,044,188)	7,545,805
Global Real Estate Trust Series 0 - 25,624 shares (cost $199,349)	158,101
Global Real Estate Trust Series 1 - 7,217 shares (cost $60,104)	44,526
Global Trust Series 0 - 134,113 shares (cost $2,103,707)	1,412,211
Global Trust Series 1 - 745,687 shares (cost $10,895,177)	7,859,543
Growth & Income Trust Series 0	—
Health Sciences Trust Series 0 - 219,978 shares (cost $3,005,149)	2,281,170
Health Sciences Trust Series 1 - 504,271 shares (cost $6,802,708)	5,219,205
High Yield Trust Series 0 - 274,351 shares (cost $2,248,170)	1,607,698
High Yield Trust Series 1 - 1,510,457 shares (cost $13,813,722)	8,896,592
Income & Value Trust Series 0 - 58,511 shares (cost $645,192)	418,351
Income & Value Trust Series 1 - 2,815,991 shares (cost $29,116,213)	20,134,333
Index Allocation Trust Series 0 - 32,502 shares (cost $353,280)	314,295
Index Allocation Trust Series 1 - 553 shares (cost $6,553)	5,346
International Core Trust Series 0 - 363,992 shares (cost $4,753,915)	2,948,335
International Core Trust Series 1 - 2,010,886 shares (cost $24,405,905)	16,328,396
International Equity Index Trust A Series 1 - 502,769 shares (cost $9,968,646)	6,003,063
International Equity Index Trust B Series 0 - 440,996 shares (cost $8,219,818)	4,921,514
International Opportunities Trust Series 0 - 228,551 shares (cost $3,421,081)	1,883,257
International Opportunities Trust Series 1 - 256,503 shares (cost $3,594,922)	2,113,584
International Small Cap Trust Series 0 - 248,483 shares (cost $4,281,095)	2,062,406
International Small Cap Trust Series 1 - 728,842 shares (cost $14,468,812)	6,078,539
International Value Trust Series 0 - 449,092 shares (cost $6,664,771)	4,046,318
International Value Trust Series 1 - 2,130,364 shares (cost $35,040,011)	19,301,098
Investment Quality Bond Trust Series 0 - 196,253 shares (cost $2,182,211)	2,029,254
Investment Quality Bond Trust Series 1 - 1,643,699 shares (cost $19,250,473)	17,028,718
Large Cap Trust Series 0 - 109,770 shares (cost $1,493,411)	935,239
Large Cap Trust Series 1 - 1,439,993 shares (cost $22,580,800)	12,311,939
Large Cap Value Trust Series 0 - 372,456 shares (cost $7,556,743)	5,233,006
Large Cap Value Trust Series 1 - 516,549 shares (cost $11,170,914)	7,257,508
Lifestyle Aggressive Trust Series 0 - 5,441,380 shares (cost $47,155,436)	29,546,692
Lifestyle Aggressive Trust Series 1 - 2,840,380 shares (cost $29,267,364)	15,423,262
Lifestyle Balanced Trust Series 0 - 7,780,276 shares (cost $95,729,898)	66,910,374
Lifestyle Balanced Trust Series 1 - 6,225,431 shares (cost $79,589,081)	53,476,454
Lifestyle Conservative Trust Series 0 - 573,499 shares (cost $6,976,371)	5,895,568
Lifestyle Conservative Trust Series 1 - 737,388 shares (cost $9,343,666)	7,565,598
Lifestyle Growth Trust Series 0 - 16,163,899 shares (cost $200,824,531)	129,311,195

9

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Assets and Contract Owners’ Equity

December 31, 2008

Assets
Investments at fair value:
Sub-accounts invested in John Hancock Trust portfolios:
Lifestyle Growth Trust Series 1 - 8,869,961 shares (cost $112,638,568)	$70,870,986
Lifestyle Moderate Trust Series 0 - 1,299,097 shares (cost $14,995,969)	11,899,730
Lifestyle Moderate Trust Series 1 - 1,073,288 shares (cost $13,550,828)	9,820,583
Managed Trust Series 0	—
Mid Cap Index Trust Series 0 - 301,059 shares (cost $5,127,099)	3,212,295
Mid Cap Index Trust Series 1 - 817,959 shares (cost $14,270,968)	8,727,626
Mid Cap Intersection Trust Series 0 - 19,940 shares (cost $175,158)	134,199
Mid Cap Intersection Trust Series 1	—
Mid Cap Stock Trust Series 0 - 491,953 shares (cost $6,968,446)	4,314,429
Mid Cap Stock Trust Series 1 - 2,066,750 shares (cost $31,046,467)	18,063,397
Mid Cap Value Trust Series 0 - 334,393 shares (cost $4,436,195)	2,437,725
Mid Cap Value Trust Series 1 - 1,358,956 shares (cost $20,389,664)	9,933,968
Mid Value Trust Series 0 - 217,580 shares (cost $2,192,993)	1,462,138
Money Market Trust B Series 0 - 75,728,956 shares (cost $75,728,956)	75,728,956
Money Market Trust Series 1 - 9,283,832 shares (cost $92,838,321)	92,838,321
Natural Resources Trust Series 0 - 389,625 shares (cost $9,529,135)	5,193,695
Natural Resources Trust Series 1 - 566,711 shares (cost $15,367,458)	7,610,932
Optimized All Cap Trust Series 0 - 400,921 shares (cost $5,478,191)	3,463,956
Optimized All Cap Trust Series 1 - 50,344 shares (cost $790,780)	433,461
Optimized Value Trust Series 0 - 12,263 shares (cost $142,939)	88,785
Optimized Value Trust Series 1 - 28,820 shares (cost $404,444)	208,655
Overseas Equity Trust Series 0 - 217,568 shares (cost $2,412,903)	1,612,177
Pacific Rim Trust Series 0 - 297,097 shares (cost $2,865,463)	1,791,495
Pacific Rim Trust Series 1 - 1,356,723 shares (cost $14,340,149)	8,126,772
Quantitative Mid Cap Trust Series 0	—
Quantitative Mid Cap Trust Series 1	—
Real Estate Securities Trust Series 0 - 516,450 shares (cost $6,516,476)	3,646,139
Real Estate Securities Trust Series 1 - 2,901,914 shares (cost $52,836,953)	20,603,590
Real Return Bond Trust Series 0 - 217,017 shares (cost $2,812,254)	2,506,551
Real Return Bond Trust Series 1 - 305,767 shares (cost $4,127,198)	3,565,244
Science & Technology Trust Series 0 - 134,163 shares (cost $1,759,870)	1,109,529
Science & Technology Trust Series 1 - 1,137,975 shares (cost $15,039,625)	9,388,296
Short-Term Bond Trust Series 0 - 85,173 shares (cost $751,997)	593,655
Small Cap Growth Trust Series 0 - 460,452 shares (cost $3,452,452)	2,845,595
Small Cap Growth Trust Series 1 - 134,940 shares (cost $823,570)	831,231
Small Cap Index Trust Series 0 - 243,610 shares (cost $3,374,331)	2,231,463
Small Cap Index Trust Series 1 - 621,265 shares (cost $8,907,640)	5,690,789
Small Cap Opportunities Trust Series 0 - 52,297 shares (cost $903,843)	585,730
Small Cap Opportunities Trust Series 1 - 392,489 shares (cost $8,597,149)	4,427,273
Small Cap Trust Series 0	—
Small Cap Trust Series 1	—
Small Cap Value Trust Series 0 - 243,922 shares (cost $3,868,128)	2,861,205
Small Cap Value Trust Series 1 - 287,161 shares (cost $3,537,446)	3,377,013
Small Company Trust Series 0 - 434 shares (cost $4,773)	2,779
Small Company Trust Series 1 - 78,224 shares (cost $1,039,775)	499,852

10

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Assets and Contract Owners’ Equity

December 31, 2008

Assets
Investments at fair value:
Sub-accounts invested in John Hancock Trust portfolios:
Small Company Value Trust Series 0 - 320,313 shares (cost $5,896,844)	$4,144,846
Small Company Value Trust Series 1 - 1,105,411 shares (cost $22,021,199)	14,337,181
Strategic Bond Trust Series 0 - 158,032 shares (cost $1,663,289)	1,325,891
Strategic Bond Trust Series 1 - 991,727 shares (cost $11,190,463)	8,350,339
Strategic Income Trust Series 0 - 172,870 shares (cost $2,227,538)	1,932,692
Strategic Income Trust Series 1 - 119,585 shares (cost $1,588,614)	1,339,349
Total Bond Market Trust B Series 0 - 376,775 shares (cost $3,765,412)	3,718,773
Total Return Trust Series 0 - 765,587 shares (cost $10,524,486)	10,281,839
Total Return Trust Series 1 - 1,791,044 shares (cost $24,720,159)	24,125,362
Total Stock Market Index Trust Series 0 - 184,367 shares (cost $2,205,239)	1,469,405
Total Stock Market Index Trust Series 1 - 608,428 shares (cost $6,780,478)	4,849,169
U.S. Core Trust Series 0	—
U.S. Core Trust Series 1	—
U.S. Global Leaders Growth Trust Series 0	—
U.S. Global Leaders Growth Trust Series 1	—
U.S. Government Securities Trust Series 0 - 252,404 shares (cost $3,134,839)	3,059,141
U.S. Government Securities Trust Series 1 - 956,697 shares (cost $12,600,183)	11,643,008
U.S. High Yield Bond Trust Series 0 - 100,934 shares (cost $1,135,140)	928,594
U.S. High Yield Bond Trust Series 1 - 110,928 shares (cost $1,250,881)	1,019,425
U.S. Large Cap Trust Series 0 - 186,038 shares (cost $2,591,669)	1,754,338
U.S. Large Cap Trust Series 1 - 2,724,442 shares (cost $35,902,634)	25,745,973
Utilities Trust Series 0 - 290,668 shares (cost $3,629,039)	2,371,852
Utilities Trust Series 1 - 464,810 shares (cost $4,813,741)	3,792,853
Value Trust Series 0 - 152,642 shares (cost $2,465,265)	1,500,468
Value Trust Series 1 - 1,190,272 shares (cost $22,661,761)	11,712,280

Sub-accounts invested in Outside Trust portfolios:
All Asset Portfolio Series 0 - 176,260 shares (cost $1,917,939)	$1,626,878
All Asset Portfolio Series 1 - 153,189 shares (cost $1,683,177)	1,413,930
Brandes International Equity Trust - 86,130 shares (cost $1,285,805)	813,066
Business Opportunity Value Trust - 93,873 shares (cost $998,361)	721,884
CSI Equity Trust - 201,995 shares (cost $3,013,077)	2,129,023
Frontier Capital Appreciation Trust - 34,057 shares (cost $765,847)	469,300
Turner Core Growth Trust - 61,155 shares (cost $936,995)	593,204

Total assets	$1,368,698,274

Contract Owners’ Equity
Variable universal life insurance contracts	$1,368,698,274

See accompanying notes.

11

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

	Sub-Account
	500 Index Trust B Series 0		500 Index Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$1,298,309	$1,793,239	$236,934	$962,338

Net investment income (loss)	1,298,309	1,793,239	236,934	962,338

Realized gains (losses) on investments:
Capital gain distributions	353,891	—	—	—
Net realized gains (losses)	(429,550)	1,768,898	664,050	2,202,852

Realized gains (losses)	(75,659)	1,768,898	664,050	2,202,852
Unrealized appreciation (depreciation) during the period	(26,772,535)	(851,884)	(15,482,268)	(1,138,283)

Net increase (decrease) in assets from operations	(25,549,885)	2,710,253	(14,581,284)	2,026,907

Changes from principal transactions:
Transfer of net premiums	7,077,119	4,424,020	2,562,856	4,198,278
Transfer on terminations	(6,745,672)	(7,311,555)	(3,902,242)	(5,302,375)
Transfer on policy loans	(41,492)	(198,858)	(144,480)	(56,190)
Net interfund transfers	5,766,554	10,810,069	(1,435,175)	(1,480,772)

Net increase (decrease) in assets from principal transactions	6,056,509	7,723,676	(2,919,041)	(2,641,059)

Total increase (decrease) in assets	(19,493,376)	10,433,929	(17,500,325)	(614,152)

Assets, beginning of period	65,187,967	54,754,038	41,542,238	42,156,390

Assets, end of period	$45,694,591	$65,187,967	$24,041,913	$41,542,238

See accompanying notes.

12

Sub-Account
Active Bond Trust Series 0		Active Bond Trust Series 1		All Asset Portfolio Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$85,858	$47,954	$524,146	$961,470	$83,593	$6,663

85,858	47,954	524,146	961,470	83,593	6,663

—	—	—	—	4,679	—
(35,816)	(79)	(154,456)	14,618	(35,344)	336

(35,816)	(79)	(154,456)	14,618	(30,665)	336
(209,510)	(28,612)	(1,426,280)	(551,769)	(289,772)	(1,379)

(159,468)	19,263	(1,056,590)	424,319	(236,844)	5,620

336,514	155,491	481,953	625,709	396,979	27,918
(181,110)	(46,514)	(1,366,501)	(883,288)	(87,692)	(10,577)
(12,015)	(36)	(21,780)	(4,838)	—	—
747,228	516,960	(600,640)	(296,985)	1,442,804	58,177

890,617	625,901	(1,506,968)	(559,402)	1,752,091	75,518

731,149	645,164	(2,563,558)	(135,083)	1,515,247	81,138

824,734	179,570	10,855,803	10,990,886	111,631	30,493

$1,555,883	$824,734	$8,292,245	$10,855,803	$1,626,878	$111,631

13

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	All Asset Portfolio Series 1		All Cap Core Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$108,745	$91,599	$9,508	$4,224

Net investment income (loss)	108,745	91,599	9,508	4,224

Realized gains (losses) on investments:
Capital gain distributions	8,681	—	—	—
Net realized gains (losses)	(505,546)	1,262	(27,745)	4,902

Realized gains (losses)	(496,865)	1,262	(27,745)	4,902
Unrealized appreciation (depreciation) during the period	(254,599)	2,904	(179,503)	(8,955)

Net increase (decrease) in assets from operations	(642,719)	95,765	(197,740)	171

Changes from principal transactions:
Transfer of net premiums	274,566	118,484	159,648	93,900
Transfer on terminations	(203,883)	(76,909)	(73,602)	(48,086)
Transfer on policy loans	—	—	(2,346)	—
Net interfund transfers	626,093	(7,930)	158,899	157,240

Net increase (decrease) in assets from principal transactions	696,776	33,645	242,599	203,054

Total increase (decrease) in assets	54,057	129,410	44,859	203,225

Assets, beginning of period	1,359,873	1,230,463	357,657	154,432

Assets, end of period	$1,413,930	$1,359,873	$402,516	$357,657

See accompanying notes.

14

Sub-Account
All Cap Core Trust Series 1		All Cap Growth Trust Series 0		All Cap Growth Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$178,661	$211,478	$1,786	$438	$33,723	$7,519

178,661	211,478	1,786	438	33,723	7,519

—	—	—	—	—	—
589,407	1,372,992	(32,839)	24,153	475,220	782,199

589,407	1,372,992	(32,839)	24,153	475,220	782,199
(5,864,051)	(1,140,526)	(168,886)	9,209	(6,553,936)	1,076,691

(5,095,983)	443,944	(199,939)	33,800	(6,044,993)	1,866,409

709,836	960,553	111,469	77,812	808,234	1,006,496
(1,520,755)	(2,207,032)	(46,554)	(21,010)	(2,806,364)	(1,697,564)
7,586	(10,782)	(11)	(958)	(95,132)	(180,840)
(578,526)	(911,853)	156,597	41,039	(431,759)	(1,377,956)

(1,381,859)	(2,169,114)	221,501	96,883	(2,525,021)	(2,249,864)

(6,477,842)	(1,725,170)	21,562	130,683	(8,570,014)	(383,455)

13,771,188	15,496,358	320,583	189,900	16,066,423	16,449,878

$7,293,346	$13,771,188	$342,145	$320,583	$7,496,409	$16,066,423

15

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	All Cap Value Trust Series 0		All Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$10,519	$10,688	$28,700	$62,471

Net investment income (loss)	10,519	10,688	28,700	62,471

Realized gains (losses) on investments:
Capital gain distributions	20,892	287,737	79,336	1,464,985
Net realized gains (losses)	(231,634)	7,078	(311,700)	15,235

Realized gains (losses)	(210,742)	294,815	(232,364)	1,480,220
Unrealized appreciation (depreciation) during the period	(137,514)	(287,442)	(820,371)	(1,257,041)

Net increase (decrease) in assets from operations	(337,737)	18,061	(1,024,035)	285,650

Changes from principal transactions:
Transfer of net premiums	241,559	255,118	178,472	270,749
Transfer on terminations	(171,563)	(118,714)	(242,944)	(292,219)
Transfer on policy loans	(20)	(7)	(19,305)	(8,743)
Net interfund transfers	580,296	434,401	415,114	(255,886)

Net increase (decrease) in assets from principal transactions	650,272	570,798	331,337	(286,099)

Total increase (decrease) in assets	312,535	588,859	(692,698)	(449)

Assets, beginning of period	759,424	170,565	3,511,406	3,511,855

Assets, end of period	$1,071,959	$759,424	$2,818,708	$3,511,406

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

16

Sub-Account
American Asset Allocation Trust Series 1	American Blue Chip Income and Growth Trust Series 1		American Bond Trust Series 1
Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$51,968	$341,519	$201,392	$444,417	$123,107

51,968	341,519	201,392	444,417	123,107

—	84,709	1,438,527	122	949
(87,796)	(406,576)	200,112	(68,563)	70,021

(87,796)	(321,867)	1,638,639	(68,441)	70,970
(250,903)	(3,386,392)	(1,750,554)	(847,955)	(96,562)

(286,731)	(3,366,740)	89,477	(471,979)	97,515

145,173	862,591	717,910	604,113	460,056
(33,820)	(614,284)	(826,655)	(382,198)	(181,122)
1,737	(24,822)	(70,612)	(635)	(16,042)
2,062,259	1,346,775	1,614,513	1,019,409	2,457,938

2,175,349	1,570,260	1,435,156	1,240,689	2,720,830

1,888,618	(1,796,480)	1,524,633	768,710	2,818,345

—	8,273,820	6,749,187	3,942,230	1,123,885

$1,888,618	$6,477,340	$8,273,820	$4,710,940	$3,942,230

17

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	American Growth Trust Series 1		American Growth-Income Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$947,153	$485,037	$383,402	$437,534

Net investment income (loss)	947,153	485,037	383,402	437,534

Realized gains (losses) on investments:
Capital gain distributions	478,682	4,396,109	292,900	767,689
Net realized gains (losses)	401,709	1,907,506	(674,691)	323,544

Realized gains (losses)	880,391	6,303,615	(381,791)	1,091,233
Unrealized appreciation (depreciation) during the period	(27,138,280)	(2,651,719)	(7,854,382)	(1,012,239)

Net increase (decrease) in assets from operations	(25,310,736)	4,136,933	(7,852,771)	516,528

Changes from principal transactions:
Transfer of net premiums	5,519,954	4,469,392	2,867,750	1,964,843
Transfer on terminations	(3,922,909)	(3,484,887)	(1,669,596)	(1,249,156)
Transfer on policy loans	(184,608)	(163,756)	(42,713)	(67,616)
Net interfund transfers	11,085,655	8,533,674	1,407,589	4,464,728

Net increase (decrease) in assets from principal transactions	12,498,092	9,354,423	2,563,030	5,112,799

Total increase (decrease) in assets	(12,812,644)	13,491,356	(5,289,741)	5,629,327

Assets, beginning of period	46,630,648	33,139,292	18,035,767	12,406,440

Assets, end of period	$33,818,004	$46,630,648	$12,746,026	$18,035,767

See accompanying notes.

18

Sub-Account
American International Trust Series 1		Blue Chip Growth Trust Series 0		Blue Chip Growth Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$1,210,953	$685,146	$15,823	$12,018	$106,651	$294,864

1,210,953	685,146	15,823	12,018	106,651	294,864

581,568	2,652,993	57,513	—	574,909	—
433,301	1,993,458	(246,274)	67,415	800,914	1,205,255

1,014,869	4,646,451	(188,761)	67,415	1,375,823	1,205,255
(18,227,338)	(342,069)	(2,003,765)	83,918	(19,194,224)	3,408,325

(16,001,516)	4,989,528	(2,176,703)	163,351	(17,711,750)	4,908,444

3,487,782	4,181,384	1,100,402	376,042	2,396,764	3,246,084
(3,463,246)	(2,653,550)	(436,314)	(111,818)	(3,962,406)	(3,842,220)
(152,318)	(164,755)	(20,304)	(154)	(104,686)	(58,731)
2,655,640	6,151,446	2,236,089	1,921,554	(224,919)	265,650

2,527,858	7,514,525	2,879,873	2,185,624	(1,895,247)	(389,217)

(13,473,658)	12,504,053	703,170	2,348,975	(19,606,997)	4,519,227

35,473,301	22,969,248	2,816,663	467,688	42,725,551	38,206,324

$21,999,643	$35,473,301	$3,519,833	$2,816,663	$23,118,554	$42,725,551

19

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Brandes International Equity Trust		Business Opportunity Value Trust
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$38,014	$11,372	$285	$2,270

Net investment income (loss)	38,014	11,372	285	2,270

Realized gains (losses) on investments:
Capital gain distributions	89,445	69,505	19,554	24,291
Net realized gains (losses)	(192,677)	2,817	(71,570)	2,978

Realized gains (losses)	(103,232)	72,322	(52,016)	27,269
Unrealized appreciation (depreciation) during the period	(391,621)	(81,202)	(245,963)	(30,941)

Net increase (decrease) in assets from operations	(456,839)	2,492	(297,694)	(1,402)

Changes from principal transactions:
Transfer of net premiums	216,906	97,771	197,308	88,526
Transfer on terminations	(98,410)	(37,878)	(83,500)	(28,141)
Transfer on policy loans	246	(6)	—	—
Net interfund transfers	(203,515)	1,277,213	158,467	666,478

Net increase (decrease) in assets from principal transactions	(84,773)	1,337,100	272,275	726,863

Total increase (decrease) in assets	(541,612)	1,339,592	(25,419)	725,461

Assets, beginning of period	1,354,678	15,086	747,303	21,842

Assets, end of period	$813,066	$1,354,678	$721,884	$747,303

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

20

Sub-Account
Capital Appreciation Trust Series 0		Capital Appreciation Trust Series 1		Capital Appreciation Value Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (n)

$10,356	$3,877	$83,269	$65,697	$1,846

10,356	3,877	83,269	65,697	1,846

—	3,114	—	93,491	—
(39,445)	26,677	(174,999)	4,371	(19,552)

(39,445)	29,791	(174,999)	97,862	(19,552)
(614,383)	62,651	(7,984,392)	2,274,454	(23,563)

(643,472)	96,319	(8,076,122)	2,438,013	(41,269)

351,746	407,193	1,469,953	1,699,841	8,457
(235,185)	(101,502)	(2,715,858)	(1,892,884)	(3,915)
(4,739)	(1,368)	(85,624)	(111,092)	1,742
885,025	237,088	(524,428)	(975,588)	416,117

996,847	541,411	(1,855,957)	(1,279,723)	422,401

353,375	637,730	(9,932,079)	1,158,290	381,132

1,187,598	549,868	22,931,837	21,773,547	—

$1,540,973	$1,187,598	$12,999,758	$22,931,837	$381,132

21

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Capital Appreciation Value Trust Series 1	Classic Value Trust Series 0
	Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$160	$40,348	$31,581

Net investment income (loss)	160	40,348	31,581

Realized gains (losses) on investments:
Capital gain distributions	—	19,453	173,659
Net realized gains (losses)	(40)	(278,272)	5,062

Realized gains (losses)	(40)	(258,819)	178,721
Unrealized appreciation (depreciation) during the period	(1,568)	(659,924)	(456,592)

Net increase (decrease) in assets from operations	(1,448)	(878,395)	(246,290)

Changes from principal transactions:
Transfer of net premiums	290	333,404	309,235
Transfer on terminations	(392)	(119,936)	(85,151)
Transfer on policy loans	—	(33,571)	(270)
Net interfund transfers	22,227	496,240	1,224,528

Net increase (decrease) in assets from principal transactions	22,125	676,137	1,448,342

Total increase (decrease) in assets	20,677	(202,258)	1,202,052

Assets, beginning of period	—	1,664,561	462,509

Assets, end of period	$20,677	$1,462,303	$1,664,561

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

22

Sub-Account
Classic Value Trust Series 1		Core Allocation Plus Trust Series 0	Core Allocation Plus Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08 (n)

$41,363	$171,983	$138	$131

41,363	171,983	138	131

35,638	1,141,257	—	—
(2,092,736)	49,942	(4,559)	(145)

(2,057,098)	1,191,199	(4,559)	(145)
372,286	(2,704,536)	1,921	(6,002)

(1,643,449)	(1,341,354)	(2,500)	(6,016)

301,680	602,005	329	170
(155,125)	(364,750)	(701)	(463)
(11,289)	—	—	—
(6,231,591)	(76,629)	170,403	24,298

(6,096,325)	160,626	170,031	24,005

(7,739,774)	(1,180,728)	167,531	17,989

9,243,380	10,424,108	—	—

$1,503,606	$9,243,380	$167,531	$17,989

23

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Core Bond Trust Series 0		Core Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$23,310	$4,075	$40,944	$8,371

Net investment income (loss)	23,310	4,075	40,944	8,371

Realized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Net realized gains (losses)	(1,126)	169	(614)	1,460

Realized gains (losses)	(1,126)	169	(614)	1,460
Unrealized appreciation (depreciation) during the period	(7,216)	(936)	(2,701)	(1,814)

Net increase (decrease) in assets from operations	14,968	3,308	37,629	8,017

Changes from principal transactions:
Transfer of net premiums	91,354	25,717	17,887	25,713
Transfer on terminations	(24,917)	(5,996)	(15,200)	(5,560)
Transfer on policy loans	—	—	(10,807)	—
Net interfund transfers	384,837	33,686	851,287	(11,555)

Net increase (decrease) in assets from principal transactions	451,274	53,407	843,167	8,598

Total increase (decrease) in assets	466,242	56,715	880,796	16,615

Assets, beginning of period	73,690	16,975	103,082	86,467

Assets, end of period	$539,932	$73,690	$983,878	$103,082

See accompanying notes.

24

Sub-Account
Core Equity Trust Series 0		Core Equity Trust Series 1		CSI Equity Trust
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$110,769	$122	$161,805	—	$28,751	$15,766

110,769	122	161,805	—	28,751	15,766

8,298	17,534	32,653	101,790	2,408	152,508
(130,302)	2,928	(103,085)	10,487	(4,798)	7,858

(122,004)	20,462	(70,432)	112,277	(2,390)	160,366
(373,237)	(50,153)	(925,411)	(222,980)	(811,330)	(106,763)

(384,472)	(29,569)	(834,038)	(110,703)	(784,969)	69,369

138,637	150,840	167,292	257,348	1,080,467	537,602
(99,556)	(26,277)	(69,830)	(98,065)	(116,268)	(74,849)
(3,397)	—	(10,564)	(30)	—	—
526,478	199,663	48,611	214,364	222,091	759,062

562,162	324,226	135,509	373,617	1,186,290	1,221,815

177,690	294,657	(698,529)	262,914	401,321	1,291,184

380,474	85,817	1,512,250	1,249,336	1,727,702	436,518

$558,164	$380,474	$813,721	$1,512,250	$2,129,023	$1,727,702

25

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Disciplined Diversification Trust Series 0	Disciplined Diversification Trust Series 1
	Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08 (n)
Income:
Dividend income distribution	$21,084	$66

Net investment income (loss)	21,084	66

Realized gains (losses) on investments:
Capital gain distributions	1,059	3
Net realized gains (losses)	(102,725)	(22)

Realized gains (losses)	(101,666)	(19)
Unrealized appreciation (depreciation) during the period	45,811	(1,245)

Net increase (decrease) in assets from operations	(34,771)	(1,198)

Changes from principal transactions:
Transfer of net premiums	66,570	170
Transfer on terminations	(15,715)	(93)
Transfer on policy loans	—	—
Net interfund transfers	1,744,968	6,453

Net increase (decrease) in assets from principal transactions	1,795,823	6,530

Total increase (decrease) in assets	1,761,052	5,332

Assets, beginning of period	—	—

Assets, end of period	$1,761,052	$5,332

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.
(ad)	Terminated as an investment option and funds transferred to Mid Cap Stock Trust on April 28, 2008.
(p)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.

See accompanying notes.

26

Sub-Account
Dynamic Growth Trust Series 0		Dynamic Growth Trust Series 1		Emerging Growth Trust Series 0
Year Ended Dec. 31/08 (ad)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (ad)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (p)	Year Ended Dec. 31/07

—	—	—	—	$3,024	$802

—	—	—	—	3,024	802

—	—	—	—	6,720	95,928
(22,599)	7,219	561,941	377,200	(622,693)	(8,063)

(22,599)	7,219	561,941	377,200	(615,973)	87,865
688	(3,450)	(1,161,123)	163,101	84,808	(86,407)

(21,911)	3,769	(599,182)	540,301	(528,141)	2,260

48,928	45,392	113,963	363,282	230,106	126,310
(17,702)	(21,588)	(171,136)	(451,172)	(74,159)	(27,561)
(4,852)	—	(16,151)	(4,782)	(4,833)	(2,960)
(241,639)	152,405	(5,522,701)	254,107	(159,147)	286,070

(215,265)	176,209	(5,596,025)	161,435	(8,033)	381,859

(237,176)	179,978	(6,195,207)	701,736	(536,174)	384,119

237,176	57,198	6,195,207	5,493,471	536,174	152,055

—	$237,176	—	$6,195,207	—	$536,174

27

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Emerging Growth Trust Series 1		Emerging Markets Value Trust Series 0
	Year Ended Dec. 31/08 (p)	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (h)
Income:
Dividend income distribution	$3,098	$1,166	$18,587	$2,063

Net investment income (loss)	3,098	1,166	18,587	2,063

Realized gains (losses) on investments:
Capital gain distributions	7,054	337,588	1,284	6,748
Net realized gains (losses)	(613,413)	(282,845)	(48,808)	4,689

Realized gains (losses)	(606,359)	54,743	(47,524)	11,437
Unrealized appreciation (depreciation) during the period	133,129	(16,590)	(433,777)	(2,634)

Net increase (decrease) in assets from operations	(470,132)	39,319	(462,714)	10,866

Changes from principal transactions:
Transfer of net premiums	104,728	114,584	223,262	44,669
Transfer on terminations	(146,569)	(115,404)	(69,796)	(1,608)
Transfer on policy loans	979	(22,637)	(14,501)	—
Net interfund transfers	(503,464)	(289,227)	417,547	359,974

Net increase (decrease) in assets from principal transactions	(544,326)	(312,684)	556,512	403,035

Total increase (decrease) in assets	(1,014,458)	(273,365)	93,798	413,901

Assets, beginning of period	1,014,458	1,287,823	413,901	—

Assets, end of period	—	$1,014,458	$507,699	$413,901

(p)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.
(h)	Reflects the period from commencement of operations on April 30, 2007 through December 31, 2007.

See accompanying notes.

28

Sub-Account
Emerging Markets Value Trust Series 1		Emerging Small Company Trust Series 0		Emerging Small Company Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07 (h)	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$59,678	$9,221	—	—	—	—

59,678	9,221	—	—	—	—

1,884	31,309	611	131,063	20,057	11,789,406
(210,857)	139,949	(73,778)	(3,833)	(4,665,443)	1,130,848

(208,973)	171,258	(73,167)	127,230	(4,645,386)	12,920,254
(1,186,265)	(47,002)	(611,768)	(118,000)	(14,682,499)	(8,900,908)

(1,335,560)	133,477	(684,935)	9,230	(19,327,885)	4,019,346

226,619	94,786	256,943	201,446	2,165,788	2,846,231
(106,276)	(10,263)	(82,000)	(43,540)	(5,393,113)	(6,676,606)
(9,383)	—	(5,176)	(4,134)	(189,548)	(292,213)
2,952,009	841,804	431,555	690,642	(1,331,455)	(1,913,505)

3,062,969	926,327	601,322	844,414	(4,748,328)	(6,036,093)

1,727,409	1,059,804	(83,613)	853,644	(24,076,213)	(2,016,747)

1,059,804	—	1,178,859	325,215	47,910,351	49,927,098

$2,787,213	$1,059,804	$1,095,246	$1,178,859	$23,834,138	$47,910,351

29

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Equity-Income Trust Series 0		Equity-Income Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$196,034	$125,665	$1,113,322	$1,722,512

Net investment income (loss)	196,034	125,665	1,113,322	1,722,512

Realized gains (losses) on investments:
Capital gain distributions	152,584	496,991	1,245,979	6,731,413
Net realized gains (losses)	(353,066)	82,371	70,680	1,314,356

Realized gains (losses)	(200,482)	579,362	1,316,659	8,045,769
Unrealized appreciation (depreciation) during the period	(2,785,029)	(725,092)	(21,830,957)	(7,808,973)

Net increase (decrease) in assets from operations	(2,789,477)	(20,065)	(19,400,976)	1,959,308

Changes from principal transactions:
Transfer of net premiums	1,528,075	1,076,356	2,597,704	2,948,264
Transfer on terminations	(606,004)	(308,899)	(5,844,611)	(5,812,838)
Transfer on policy loans	(16,286)	(11,141)	(1,242,603)	(161,717)
Net interfund transfers	2,093,707	3,731,310	(742,769)	51,641

Net increase (decrease) in assets from principal transactions	2,999,492	4,487,626	(5,232,279)	(2,974,650)

Total increase (decrease) in assets	210,015	4,467,561	(24,633,255)	(1,015,342)

Assets, beginning of period	5,764,993	1,297,432	57,992,370	59,007,712

Assets, end of period	$5,975,008	$5,764,993	$33,359,115	$57,992,370

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

30

Sub-Account
Financial Services Trust Series 0		Financial Services Trust Series 1		Franklin Templeton Founding Allocation Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (n)

$15,973	$9,065	$27,901	$43,022	$28,134

15,973	9,065	27,901	43,022	28,134

49,865	116,733	150,024	491,645	—
(248,027)	20,061	(679,396)	410,599	(49,106)

(198,162)	136,794	(529,372)	902,244	(49,106)
(579,492)	(201,896)	(938,673)	(1,239,534)	(87,491)

(761,681)	(56,037)	(1,440,144)	(294,268)	(108,463)

431,819	275,165	225,444	371,582	61,995
(103,275)	(42,777)	(265,474)	(593,269)	(64,302)
(13,687)	(4,972)	(21,786)	(12,090)	249
1,014,875	342,566	361,663	(1,236,835)	930,578

1,329,732	569,982	299,847	(1,470,612)	928,520

568,051	513,945	(1,140,297)	(1,764,880)	820,057

800,870	286,925	3,188,630	4,953,510	—

$1,368,921	$800,870	$2,048,333	$3,188,630	$820,057

31

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Franklin Templeton Founding Allocation Trust Series 1	Frontier Capital Appreciation Trust
	Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$4,848	—	—

Net investment income (loss)	4,848	—	—

Realized gains (losses) on investments:
Capital gain distributions	—	19,255	29,760
Net realized gains (losses)	(407)	(46,524)	2,511

Realized gains (losses)	(407)	(27,269)	32,271
Unrealized appreciation (depreciation) during the period	(25,337)	(279,862)	(16,153)

Net increase (decrease) in assets from operations	(20,896)	(307,131)	16,118

Changes from principal transactions:
Transfer of net premiums	—	142,939	67,390
Transfer on terminations	(1,328)	(40,609)	(18,582)
Transfer on policy loans	—	—	—
Net interfund transfers	158,336	152,803	446,250

Net increase (decrease) in assets from principal transactions	157,008	255,133	495,058

Total increase (decrease) in assets	136,112	(51,998)	511,176

Assets, beginning of period	—	521,298	10,122

Assets, end of period	$136,112	$469,300	$521,298

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

32

Sub-Account
Fundamental Value Trust Series 0		Fundamental Value Trust Series 1		Global Allocation Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$49,383	$40,272	$320,033	$254,539	$129,899	$84,803

49,383	40,272	320,033	254,539	129,899	84,803

36,226	85,541	154,114	640,185	3,422	114,686
(71,797)	42,158	(146,067)	370,072	(110,156)	(215)

(35,571)	127,699	8,047	1,010,257	(106,734)	114,471
(1,944,981)	(122,515)	(7,445,379)	(642,351)	(785,358)	(161,836)

(1,931,169)	45,456	(7,117,299)	622,445	(762,193)	37,438

1,106,707	482,052	1,096,754	1,172,295	432,425	98,196
(473,638)	(190,360)	(1,493,591)	(1,160,032)	(192,946)	(65,442)
(1,927)	—	(93,683)	(54,292)	(1,973)	—
2,610,923	1,069,449	21,426,149	(41,098)	778,636	1,397,460

3,242,065	1,361,141	20,935,629	(83,127)	1,016,142	1,430,214

1,310,896	1,406,597	13,818,330	539,318	253,949	1,467,652

2,869,319	1,462,722	15,533,588	14,994,270	1,589,323	121,671

$4,180,215	$2,869,319	$29,351,918	$15,533,588	$1,843,272	$1,589,323

33

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Global Allocation Trust Series 1		Global Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$120,181	$386,461	$18,868	$116,183

Net investment income (loss)	120,181	386,461	18,868	116,183

Realized gains (losses) on investments:
Capital gain distributions	10,850	602,201	—	—
Net realized gains (losses)	(378,621)	50,951	(35,466)	4,957

Realized gains (losses)	(367,771)	653,152	(35,466)	4,957
Unrealized appreciation (depreciation) during the period	(946,189)	(775,095)	(330,269)	44,019

Net increase (decrease) in assets from operations	(1,193,779)	264,518	(346,867)	165,159

Changes from principal transactions:
Transfer of net premiums	152,223	476,837	1,031,040	429,114
Transfer on terminations	(218,692)	(166,213)	(429,966)	(107,028)
Transfer on policy loans	18,344	(2,723)	(51,878)	(2,788)
Net interfund transfers	(3,107,210)	198,650	2,798,470	1,431,758

Net increase (decrease) in assets from principal transactions	(3,155,335)	506,551	3,347,666	1,751,056

Total increase (decrease) in assets	(4,349,114)	771,069	3,000,799	1,916,215

Assets, beginning of period	6,011,840	5,240,771	2,264,010	347,795

Assets, end of period	$1,662,726	$6,011,840	$5,264,809	$2,264,010

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

34

Sub-Account
Global Bond Trust Series 1		Global Real Estate Trust Series 0	Global Real Estate Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08 (n)

$59,920	$534,781	$9,033	$2,644

59,920	534,781	9,033	2,644

—	—	—	—
73,319	1,834	(9,771)	(467)

73,319	1,834	(9,771)	(467)
(638,113)	114,085	(41,249)	(15,577)

(504,874)	650,700	(41,987)	(13,400)

561,032	554,666	16,459	1,314
(1,317,988)	(658,757)	(31,746)	(2,387)
(67,011)	(55,974)	—	—
418,256	1,898,375	215,375	58,999

(405,711)	1,738,310	200,088	57,926

(910,585)	2,389,010	158,101	44,526

8,456,390	6,067,380	—	—

$7,545,805	$8,456,390	$158,101	$44,526

35

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Global Trust Series 0		Global Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$39,002	$18,387	$216,578	$353,471

Net investment income (loss)	39,002	18,387	216,578	353,471

Realized gains (losses) on investments:
Capital gain distributions	—	90,659	—	835,309
Net realized gains (losses)	(245,439)	8,145	384,100	829,026

Realized gains (losses)	(245,439)	98,804	384,100	1,664,335
Unrealized appreciation (depreciation) during the period	(541,794)	(166,756)	(6,134,845)	(1,813,863)

Net increase (decrease) in assets from operations	(748,231)	(49,565)	(5,534,167)	203,943

Changes from principal transactions:
Transfer of net premiums	330,601	596,606	560,773	678,780
Transfer on terminations	(374,738)	(54,472)	(1,552,673)	(1,246,315)
Transfer on policy loans	(19,675)	(3,452)	12,952	(33,196)
Net interfund transfers	479,886	1,022,249	(447,063)	(309,074)

Net increase (decrease) in assets from principal transactions	416,074	1,560,931	(1,426,011)	(909,805)

Total increase (decrease) in assets	(332,157)	1,511,366	(6,960,178)	(705,862)

Assets, beginning of period	1,744,368	233,002	14,819,721	15,525,583

Assets, end of period	$1,412,211	$1,744,368	$7,859,543	$14,819,721

(ac)	Terminated as an investment option and funds transferred to Optimized All Cap Trust on April 28, 2008.

See accompanying notes.

36

Sub-Account
Growth & Income Trust Series 0		Health Sciences Trust Series 0		Health Sciences Trust Series 1
Year Ended Dec. 31/08 (ac)	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$21,580	$48,976	—	—	—	—

21,580	48,976	—	—	—	—

—	256,191	39,537	225,244	157,496	1,322,229
(592,498)	36,947	(184,152)	24,747	(2,474,000)	132,164

(592,498)	293,138	(144,615)	249,991	(2,316,504)	1,454,393
268,022	(320,619)	(674,834)	(84,314)	(1,160,922)	(515,362)

(302,896)	21,495	(819,449)	165,677	(3,477,426)	939,031

276,110	645,075	541,050	354,521	377,006	419,570
(172,423)	(259,612)	(226,927)	(91,115)	(533,465)	(597,024)
(24,468)	(21,897)	(19,371)	(7,188)	(70,263)	(12,045)
(3,492,607)	2,215,045	1,134,739	610,946	771,120	1,558,253

(3,413,388)	2,578,611	1,429,491	867,164	544,398	1,368,754

(3,716,284)	2,600,106	610,042	1,032,841	(2,933,028)	2,307,785

3,716,284	1,116,178	1,671,128	638,287	8,152,233	5,844,448

—	$3,716,284	$2,281,170	$1,671,128	$5,219,205	$8,152,233

37

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	High Yield Trust Series 0		High Yield Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$155,490	$89,864	$1,059,726	$1,679,840

Net investment income (loss)	155,490	89,864	1,059,726	1,679,840

Realized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Net realized gains (losses)	(94,189)	(2,570)	(381,598)	152,766

Realized gains (losses)	(94,189)	(2,570)	(381,598)	152,766
Unrealized appreciation (depreciation) during the period	(561,284)	(89,231)	(4,008,067)	(1,605,107)

Net increase (decrease) in assets from operations	(499,983)	(1,937)	(3,329,939)	227,499

Changes from principal transactions:
Transfer of net premiums	404,942	249,019	811,508	884,871
Transfer on terminations	(187,642)	(73,447)	(1,190,606)	(1,383,069)
Transfer on policy loans	(2,427)	(1,998)	(6,752)	(8,461)
Net interfund transfers	931,745	567,918	558,125	(3,647,767)

Net increase (decrease) in assets from principal transactions	1,146,618	741,492	172,275	(4,154,426)

Total increase (decrease) in assets	646,635	739,555	(3,157,664)	(3,926,927)

Assets, beginning of period	961,063	221,508	12,054,256	15,981,183

Assets, end of period	$1,607,698	$961,063	$8,896,592	$12,054,256

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

38

Sub-Account
Income & Value Trust Series 0		Income & Value Trust Series 1		Index Allocation Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (n)

$17,303	$12,155	$819,927	$1,372,479	$5,078

17,303	12,155	819,927	1,372,479	5,078

11,791	37,951	580,343	2,359,520	—
(71,563)	621	(332,592)	836,265	(4,425)

(59,772)	38,572	247,751	3,195,785	(4,425)
(162,794)	(64,835)	(10,164,301)	(4,095,384)	(38,985)

(205,263)	(14,108)	(9,096,623)	472,880	(38,332)

137,159	75,501	1,931,791	2,427,444	85,766
(56,028)	(26,250)	(3,444,309)	(4,743,428)	(8,044)
(481)	—	(103,019)	(261,625)	—
(6,353)	481,462	(1,122,428)	(1,670,229)	274,905

74,297	530,713	(2,737,965)	(4,247,838)	352,627

(130,966)	516,605	(11,834,588)	(3,774,958)	314,295

549,317	32,712	31,968,921	35,743,879	—

$418,351	$549,317	$20,134,333	$31,968,921	$314,295

39

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Index Allocation Trust Series 1	International Core Trust Series 0
	Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$88	$205,715	$48,270

Net investment income (loss)	88	205,715	48,270

Realized gains (losses) on investments:
Capital gain distributions	—	40,561	286,706
Net realized gains (losses)	(28)	(147,541)	42,731

Realized gains (losses)	(28)	(106,980)	329,437
Unrealized appreciation (depreciation) during the period	(1,207)	(1,618,174)	(229,966)

Net increase (decrease) in assets from operations	(1,147)	(1,519,439)	147,741

Changes from principal transactions:
Transfer of net premiums	170	1,158,153	408,238
Transfer on terminations	(93)	(338,063)	(140,348)
Transfer on policy loans	—	(11,499)	(5,530)
Net interfund transfers	6,416	923,698	1,665,772

Net increase (decrease) in assets from principal transactions	6,493	1,732,289	1,928,132

Total increase (decrease) in assets	5,346	212,850	2,075,873

Assets, beginning of period	—	2,735,485	659,612

Assets, end of period	$5,346	$2,948,335	$2,735,485

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

40

Sub-Account
International Core Trust Series 1		International Equity Index Trust A Series 1		International Equity Index Trust B Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$1,173,706	$642,297	$197,710	$369,805	$191,159	$153,706

1,173,706	642,297	197,710	369,805	191,159	153,706

315,867	3,776,141	78,700	449,357	53,387	215,570
644,771	2,779,577	113,126	424,967	(532,941)	52,496

960,638	6,555,718	191,826	874,324	(479,554)	268,066
(12,714,386)	(4,023,761)	(5,588,887)	86,366	(3,249,895)	(122,460)

(10,580,042)	3,174,254	(5,199,351)	1,330,495	(3,538,290)	299,312

1,335,072	1,554,153	716,406	755,925	1,663,139	901,391
(2,296,108)	(3,206,079)	(629,645)	(530,812)	(517,004)	(158,276)
(156,240)	(46,576)	(35,393)	(16,360)	(117,238)	(21,960)
(551,201)	(809,638)	1,117,870	804,787	1,943,629	3,736,787

(1,668,477)	(2,508,140)	1,169,238	1,013,540	2,972,526	4,457,942

(12,248,519)	666,114	(4,030,113)	2,344,035	(565,764)	4,757,254

28,576,915	27,910,801	10,033,176	7,689,141	5,487,278	730,024

$16,328,396	$28,576,915	$6,003,063	$10,033,176	$4,921,514	$5,487,278

41

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	International Opportunities Trust Series 0		International Opportunities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$37,221	$23,943	$46,086	$72,270

Net investment income (loss)	37,221	23,943	46,086	72,270

Realized gains (losses) on investments:
Capital gain distributions	93,010	264,721	217,008	846,471
Net realized gains (losses)	(278,634)	20,356	(1,613,057)	412,717

Realized gains (losses)	(185,624)	285,077	(1,396,049)	1,259,188
Unrealized appreciation (depreciation) during the period	(1,466,771)	(99,657)	(992,448)	(831,861)

Net increase (decrease) in assets from operations	(1,615,174)	209,363	(2,342,411)	499,597

Changes from principal transactions:
Transfer of net premiums	621,572	498,874	328,312	210,359
Transfer on terminations	(353,134)	(110,505)	(273,662)	(171,646)
Transfer on policy loans	(7,414)	(743)	(169)	(3,035)
Net interfund transfers	950,923	1,378,052	(2,279,797)	2,413,349

Net increase (decrease) in assets from principal transactions	1,211,947	1,765,678	(2,225,316)	2,449,027

Total increase (decrease) in assets	(403,227)	1,975,041	(4,567,727)	2,948,624

Assets, beginning of period	2,286,484	311,443	6,681,311	3,732,687

Assets, end of period	$1,883,257	$2,286,484	$2,113,584	$6,681,311

See accompanying notes.

42

Sub-Account
International Small Cap Trust Series 0		International Small Cap Trust Series 1		International Value Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$94,702	$53,876	$290,665	$466,646	$206,549	$125,014

94,702	53,876	290,665	466,646	206,549	125,014

35,634	464,256	172,802	4,743,134	147,106	398,467
(410,548)	9,903	(1,761,439)	1,837,428	(523,730)	43,206

(374,914)	474,159	(1,588,637)	6,580,562	(376,624)	441,673
(1,685,171)	(557,890)	(5,505,455)	(5,208,835)	(2,305,469)	(410,284)

(1,965,383)	(29,855)	(6,803,427)	1,838,373	(2,475,544)	156,403

888,798	473,498	713,993	1,172,486	1,092,964	716,917
(296,145)	(132,075)	(1,192,894)	(1,467,013)	(521,741)	(299,008)
(33,744)	(6,488)	(36,243)	(63,085)	(35,683)	(3,186)
882,032	1,979,443	(592,208)	(413,535)	1,842,388	2,502,655

1,440,941	2,314,378	(1,107,352)	(771,147)	2,377,928	2,917,378

(524,442)	2,284,523	(7,910,779)	1,067,226	(97,616)	3,073,781

2,586,848	302,325	13,989,318	12,922,092	4,143,934	1,070,153

$2,062,406	$2,586,848	$6,078,539	$13,989,318	$4,046,318	$4,143,934

43

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	International Value Trust Series 1		Investment Quality Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$1,009,363	$1,656,852	$129,245	$48,230

Net investment income (loss)	1,009,363	1,656,852	129,245	48,230

Realized gains (losses) on investments:
Capital gain distributions	966,799	6,048,453	—	—
Net realized gains (losses)	(328,918)	2,311,583	(22,208)	(1,640)

Realized gains (losses)	637,881	8,360,036	(22,208)	(1,640)
Unrealized appreciation (depreciation) during the period	(17,019,925)	(6,679,249)	(138,302)	(15,844)

Net increase (decrease) in assets from operations	(15,372,681)	3,337,639	(31,265)	30,746

Changes from principal transactions:
Transfer of net premiums	1,640,226	2,191,322	396,625	149,192
Transfer on terminations	(3,638,010)	(3,345,617)	(199,077)	(44,807)
Transfer on policy loans	(145,953)	(203,967)	(2,414)	—
Net interfund transfers	(2,009,835)	(3,101,829)	970,902	649,129

Net increase (decrease) in assets from principal transactions	(4,153,572)	(4,460,091)	1,166,036	753,514

Total increase (decrease) in assets	(19,526,253)	(1,122,452)	1,134,771	784,260

Assets, beginning of period	38,827,351	39,949,803	894,483	110,223

Assets, end of period	$19,301,098	$38,827,351	$2,029,254	$894,483

See accompanying notes.

44

Sub-Account
Investment Quality Bond Trust Series 1		Large Cap Trust Series 0		Large Cap Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$1,188,088	$1,767,466	$19,599	$7,672	$249,475	$132,076

1,188,088	1,767,466	19,599	7,672	249,475	132,076

—	—	—	52,771	—	1,038,068
(297,834)	(17,899)	(41,639)	3,678	(512,366)	(36,030)

(297,834)	(17,899)	(41,639)	56,449	(512,366)	1,002,038
(1,192,665)	(568,776)	(468,994)	(96,871)	(7,980,356)	(2,344,656)

(302,411)	1,180,791	(491,034)	(32,750)	(8,243,247)	(1,210,542)

942,922	1,754,292	224,719	139,896	1,170,536	887,413
(2,626,879)	(2,245,423)	(166,981)	(20,240)	(1,931,088)	(1,859,590)
106,012	(99,773)	2,124	(288)	(25,786)	(5,675)
(886,084)	(500,514)	403,480	686,970	(537,016)	23,522,894

(2,464,029)	(1,091,418)	463,342	806,338	(1,323,354)	22,545,042

(2,766,440)	89,373	(27,692)	773,588	(9,566,601)	21,334,500

19,795,158	19,705,785	962,931	189,343	21,878,540	544,040

$17,028,718	$19,795,158	$935,239	$962,931	$12,311,939	$21,878,540

45

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Large Cap Value Trust Series 0		Large Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$103,647	$34,760	$150,205	$106,622

Net investment income (loss)	103,647	34,760	150,205	106,622

Realized gains (losses) on investments:
Capital gain distributions	—	189,942	—	658,000
Net realized gains (losses)	(244,419)	52,080	(426,357)	229,178

Realized gains (losses)	(244,419)	242,022	(426,357)	887,178
Unrealized appreciation (depreciation) during the period	(2,068,830)	(281,728)	(3,800,177)	(658,647)

Net increase (decrease) in assets from operations	(2,209,602)	(4,946)	(4,076,329)	335,153

Changes from principal transactions:
Transfer of net premiums	1,454,305	964,644	992,636	1,398,787
Transfer on terminations	(574,849)	(240,791)	(1,153,179)	(982,909)
Transfer on policy loans	(3,066)	(11,972)	(47,766)	(89,179)
Net interfund transfers	2,176,947	3,133,560	8,802	2,641,414

Net increase (decrease) in assets from principal transactions	3,053,337	3,845,441	(199,507)	2,968,113

Total increase (decrease) in assets	843,735	3,840,495	(4,275,836)	3,303,266

Assets, beginning of period	4,389,271	548,776	11,533,344	8,230,078

Assets, end of period	$5,233,006	$4,389,271	$7,257,508	$11,533,344

See accompanying notes.

46

Sub-Account
Lifestyle Aggressive Trust Series 0		Lifestyle Aggressive Trust Series 1		Lifestyle Balanced Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$754,112	$1,560,866	$398,513	$2,342,068	$2,868,000	$2,360,435

754,112	1,560,866	398,513	2,342,068	2,868,000	2,360,435

3,274,870	350,291	2,599,998	586,273	2,271,143	75,896
(2,148,482)	204,755	(908,718)	515,482	(686,453)	420,212

1,126,388	555,046	1,691,280	1,101,755	1,584,690	496,108
(17,179,304)	(1,105,402)	(13,115,675)	(1,418,513)	(28,070,861)	(1,443,117)

(15,298,804)	1,010,510	(11,025,882)	2,025,310	(23,618,171)	1,413,426

10,359,223	7,171,598	2,509,060	3,240,646	15,222,622	8,330,737
(6,087,013)	(3,153,767)	(2,342,193)	(3,482,822)	(7,734,145)	(2,789,078)
(222,183)	41,276	(326,131)	(47,968)	(553,374)	(515,531)
13,566,105	12,845,466	1,223,682	520,977	35,895,597	26,958,204

17,616,132	16,904,573	1,064,418	230,833	42,830,700	31,984,332

2,317,328	17,915,083	(9,961,464)	2,256,143	19,212,529	33,397,758

27,229,364	9,314,281	25,384,726	23,128,583	47,697,845	14,300,087

$29,546,692	$27,229,364	$15,423,262	$25,384,726	$66,910,374	$47,697,845

47

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Lifestyle Balanced Trust Series 1		Lifestyle Conservative Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$2,265,264	$5,589,797	$267,415	$149,949

Net investment income (loss)	2,265,264	5,589,797	267,415	149,949

Realized gains (losses) on investments:
Capital gain distributions	2,897,401	125,307	58,461	5,614
Net realized gains (losses)	402,184	1,790,919	(53,778)	28,664

Realized gains (losses)	3,299,585	1,916,226	4,683	34,278
Unrealized appreciation (depreciation) during the period	(29,734,446)	(3,008,389)	(1,043,035)	(99,035)

Net increase (decrease) in assets from operations	(24,169,597)	4,497,634	(770,937)	85,192

Changes from principal transactions:
Transfer of net premiums	6,012,794	6,894,368	741,316	451,381
Transfer on terminations	(5,820,459)	(7,404,984)	(435,999)	(160,838)
Transfer on policy loans	(572,960)	(737,138)	(50,158)	—
Net interfund transfers	1,397,360	7,864,939	4,040,223	620,709

Net increase (decrease) in assets from principal transactions	1,016,735	6,617,185	4,295,382	911,252

Total increase (decrease) in assets	(23,152,862)	11,114,819	3,524,445	996,444

Assets, beginning of period	76,629,316	65,514,497	2,371,123	1,374,679

Assets, end of period	$53,476,454	$76,629,316	$5,895,568	$2,371,123

See accompanying notes.

48

Sub-Account
Lifestyle Conservative Trust Series 1		Lifestyle Growth Trust Series 0		Lifestyle Growth Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$369,472	$587,671	$4,554,761	$5,777,178	$2,513,416	$8,387,879

369,472	587,671	4,554,761	5,777,178	2,513,416	8,387,879

151,276	18,790	6,659,068	339,272	5,297,561	541,431
(69,110)	59,912	(1,761,359)	703,199	191,966	1,691,912

82,166	78,702	4,897,709	1,042,471	5,489,527	2,233,343
(1,697,672)	(275,697)	(70,037,961)	(3,194,853)	(49,938,034)	(2,941,947)

(1,246,034)	390,676	(60,585,491)	3,624,796	(41,935,091)	7,679,275

367,113	445,083	41,445,735	23,765,227	10,653,776	10,316,980
(868,763)	(828,244)	(16,877,209)	(7,503,056)	(9,702,899)	(11,410,810)
14,225	(97,219)	(756,041)	(837,620)	(638,746)	(445,875)
1,559,817	900,176	50,523,884	60,881,033	598,237	7,999,767

1,072,392	419,796	74,336,369	76,305,584	910,368	6,460,062

(173,642)	810,472	13,750,878	79,930,380	(41,024,723)	14,139,337

7,739,240	6,928,768	115,560,317	35,629,937	111,895,709	97,756,372

$7,565,598	$7,739,240	$129,311,195	$115,560,317	$70,870,986	$111,895,709

49

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Lifestyle Moderate Trust Series 0		Lifestyle Moderate Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$575,886	$256,715	$482,366	$1,083,014

Net investment income (loss)	575,886	256,715	482,366	1,083,014

Realized gains (losses) on investments:
Capital gain distributions	156,222	7,057	284,394	18,853
Net realized gains (losses)	(444,167)	54,134	(240,584)	212,655

Realized gains (losses)	(287,945)	61,191	43,810	231,508
Unrealized appreciation (depreciation) during the period	(2,987,020)	(175,711)	(3,764,775)	(595,438)

Net increase (decrease) in assets from operations	(2,699,079)	142,195	(3,238,599)	719,084

Changes from principal transactions:
Transfer of net premiums	2,289,588	704,335	871,389	1,277,745
Transfer on terminations	(959,472)	(269,131)	(916,260)	(1,332,442)
Transfer on policy loans	(4,569)	6,559	(427,899)	(118,581)
Net interfund transfers	7,690,957	3,376,010	(797,815)	93,092

Net increase (decrease) in assets from principal transactions	9,016,504	3,817,773	(1,270,585)	(80,186)

Total increase (decrease) in assets	6,317,425	3,959,968	(4,509,184)	638,898

Assets, beginning of period	5,582,305	1,622,337	14,329,767	13,690,869

Assets, end of period	$11,899,730	$5,582,305	$9,820,583	$14,329,767

(q)	Terminated as an investment option and funds transferred to Lifestyle Balanced Trust on November 10, 2008.

See accompanying notes.

50

Sub-Account
Managed Trust Series 0		Mid Cap Index Trust Series 0		Mid Cap Index Trust Series 1
Year Ended Dec. 31/08 (q)	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$9,849	$82,572	$42,405	$35,846	$114,780	$174,923

9,849	82,572	42,405	35,846	114,780	174,923

10,299	32,284	87,644	367,760	279,556	1,659,938
(554,527)	18,561	(201,324)	38,650	(377,169)	618,483

(544,228)	50,845	(113,680)	406,410	(97,613)	2,278,421
90,348	(105,169)	(1,543,813)	(393,324)	(5,336,112)	(1,548,827)

(444,031)	28,248	(1,615,088)	48,932	(5,318,945)	904,517

279,597	361,451	1,111,797	768,323	876,238	1,090,750
(166,670)	(134,259)	(377,478)	(168,465)	(1,343,619)	(1,152,348)
(43,942)	(24,534)	(24,832)	(14,719)	(4,619)	(57,862)
(1,273,366)	467,206	987,773	1,793,017	1,762,028	(751,002)

(1,204,381)	669,864	1,697,260	2,378,156	1,290,028	(870,462)

(1,648,412)	698,112	82,172	2,427,088	(4,028,917)	34,055

1,648,412	950,300	3,130,123	703,035	12,756,543	12,722,488

—	$1,648,412	$3,212,295	$3,130,123	$8,727,626	$12,756,543

51

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Mid Cap Intersection Trust Series 0		Mid Cap Intersection Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (h)	Year Ended Dec. 31/08 (a)
Income:
Dividend income distribution	$270	$2	—

Net investment income (loss)	270	2	—

Realized gains (losses) on investments:
Capital gain distributions	—	—	—
Net realized gains (losses)	(4,076)	(11)	(22,692)

Realized gains (losses)	(4,076)	(11)	(22,692)
Unrealized appreciation (depreciation) during the period	(40,285)	(674)	—

Net increase (decrease) in assets from operations	(44,091)	(683)	(22,692)

Changes from principal transactions:
Transfer of net premiums	31,120	15	—
Transfer on terminations	(8,953)	(547)	(303)
Transfer on policy loans	(2,367)	—	—
Net interfund transfers	144,532	15,173	22,995

Net increase (decrease) in assets from principal transactions	164,332	14,641	22,692

Total increase (decrease) in assets	120,241	13,958	—

Assets, beginning of period	13,958	—	—

Assets, end of period	$134,199	$13,958	—

(h)	Reflects the period from commencement of operations on April 30, 2007 through December 31, 2007.
(a)	Fund available in prior year but no activity.

See accompanying notes.

52

Sub-Account
Mid Cap Stock Trust Series 0		Mid Cap Stock Trust Series 1		Mid Cap Value Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

—	$133	—	—	$62,709	$23,421

—	133	—	—	62,709	23,421

110,190	636,087	635,923	6,313,944	113,810	581,529
(291,608)	32,037	383,462	1,627,866	(219,757)	1,845

(181,418)	668,124	1,019,385	7,941,810	(105,947)	583,374
(2,499,063)	(242,466)	(14,457,105)	(2,936,149)	(1,322,102)	(725,903)

(2,680,481)	425,791	(13,437,720)	5,005,661	(1,365,340)	(119,108)

1,076,142	484,049	1,777,607	1,696,656	649,171	740,163
(544,220)	(213,988)	(3,539,697)	(2,481,038)	(284,643)	(153,009)
(30,059)	(20,289)	(144,495)	(270,900)	(15,420)	(13,063)
2,771,967	1,930,988	6,029,007	1,927,703	718,316	1,677,692

3,273,830	2,180,760	4,122,422	872,421	1,067,424	2,251,783

593,349	2,606,551	(9,315,298)	5,878,082	(297,916)	2,132,675

3,721,080	1,114,529	27,378,695	21,500,613	2,735,641	602,966

$4,314,429	$3,721,080	$18,063,397	$27,378,695	$2,437,725	$2,735,641

53

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Mid Cap Value Trust Series 1		Mid Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$261,368	$300,713	$21,948	$13,086

Net investment income (loss)	261,368	300,713	21,948	13,086

Realized gains (losses) on investments:
Capital gain distributions	665,373	7,566,880	30,443	93,426
Net realized gains (losses)	(4,306,877)	272,821	(102,125)	(14,783)

Realized gains (losses)	(3,641,504)	7,839,701	(71,682)	78,643
Unrealized appreciation (depreciation) during the period	(3,789,100)	(7,700,604)	(616,386)	(121,053)

Net increase (decrease) in assets from operations	(7,169,236)	439,810	(666,120)	(29,324)

Changes from principal transactions:
Transfer of net premiums	1,017,080	1,722,472	259,704	244,557
Transfer on terminations	(2,082,675)	(2,098,020)	(118,213)	(32,859)
Transfer on policy loans	(92,721)	(44,574)	3,083	(36)
Net interfund transfers	(5,526,697)	(372,925)	1,179,182	532,957

Net increase (decrease) in assets from principal transactions	(6,685,013)	(793,047)	1,323,756	744,619

Total increase (decrease) in assets	(13,854,249)	(353,237)	657,636	715,295

Assets, beginning of period	23,788,217	24,141,454	804,502	89,207

Assets, end of period	$9,933,968	$23,788,217	$1,462,138	$804,502

See accompanying notes.

54

Sub-Account
Money Market Trust B Series 0		Money Market Trust Series 1		Natural Resources Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$1,023,231	$1,085,503	$1,604,125	$3,493,376	$53,530	$33,314

1,023,231	1,085,503	1,604,125	3,493,376	53,530	33,314

—	—	—	—	171,070	1,359,670
—	—	—	—	(1,019,209)	82,855

—	—	—	—	(848,139)	1,442,525
—	—	—	—	(3,727,300)	(643,513)

1,023,231	1,085,503	1,604,125	3,493,376	(4,521,909)	832,326

254,200,302	229,183,752	8,174,058	16,257,293	1,951,207	757,632
(9,712,480)	(5,364,887)	(20,544,490)	(17,195,345)	(809,801)	(213,859)
(427,448)	(272,717)	(385,362)	(219,034)	(100,084)	(14,347)
(207,318,480)	(201,467,732)	22,396,092	(2,366,766)	4,029,450	2,440,759

36,741,894	22,078,416	9,640,298	(3,523,852)	5,070,772	2,970,185

37,765,125	23,163,919	11,244,423	(30,476)	548,863	3,802,511

37,963,831	14,799,912	81,593,898	81,624,374	4,644,832	842,321

$75,728,956	$37,963,831	$92,838,321	$81,593,898	$5,193,695	$4,644,832

55

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Natural Resources Trust Series 1		Optimized All Cap Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (aa)	Year Ended Dec. 31/07
Income:
Dividend income distribution	$83,572	$196,328	$43,555	$4,428

Net investment income (loss)	83,572	196,328	43,555	4,428

Realized gains (losses) on investments:
Capital gain distributions	542,526	7,009,094	—	37,922
Net realized gains (losses)	(2,066,251)	875,442	(113,236)	2,016

Realized gains (losses)	(1,523,725)	7,884,536	(113,236)	39,938
Unrealized appreciation (depreciation) during the period	(5,756,810)	(2,475,207)	(1,965,951)	(48,087)

Net increase (decrease) in assets from operations	(7,196,963)	5,605,657	(2,035,632)	(3,721)

Changes from principal transactions:
Transfer of net premiums	786,598	827,458	705,910	43,946
Transfer on terminations	(1,532,358)	(987,318)	(374,961)	(13,771)
Transfer on policy loans	(45,756)	(174,541)	(18,232)	(2,877)
Net interfund transfers	(4,548,044)	3,502,823	4,831,664	309,409

Net increase (decrease) in assets from principal transactions	(5,339,560)	3,168,422	5,144,381	336,707

Total increase (decrease) in assets	(12,536,523)	8,774,079	3,108,749	332,986

Assets, beginning of period	20,147,455	11,373,376	355,207	22,221

Assets, end of period	$7,610,932	$20,147,455	$3,463,956	$355,207

(aa)	Fund renamed on April 28, 2008. Previously known as Quantitative All Cap Trust.
(ab)	Fund renamed on April 28, 2008. Previously known as Quantitative Value Trust.

See accompanying notes.

56

Sub-Account
Optimized All Cap Trust Series 1		Optimized Value Trust Series 0		Optimized Value Trust Series 1
Year Ended Dec. 31/08 (aa)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (ab)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (ab)	Year Ended Dec. 31/07

$5,502	$9,154	$3,163	$1,992	$7,685	$11,018

5,502	9,154	3,163	1,992	7,685	11,018

—	101,270	—	8,696	—	53,637
(52,209)	11,067	(19,798)	2,611	(34,256)	2,736

(52,209)	112,337	(19,798)	11,307	(34,256)	56,373
(282,106)	(99,573)	(37,508)	(20,389)	(138,105)	(92,252)

(328,813)	21,918	(54,143)	(7,090)	(164,676)	(24,861)

71,105	120,056	52,535	17,164	19,942	37,857
(23,157)	(113,520)	(10,160)	(8,984)	(36,667)	(28,881)
95	228	—	—	(3,694)	—
(47,766)	111,800	8,565	52,166	(66,764)	(112,763)

277	118,564	50,940	60,346	(87,183)	(103,787)

(328,536)	140,482	(3,203)	53,256	(251,859)	(128,648)

761,997	621,515	91,988	38,732	460,514	589,162

$433,461	$761,997	$88,785	$91,988	$208,655	$460,514

57

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Overseas Equity Trust Series 0		Pacific Rim Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$46,905	$14,038	$41,902	$29,814

Net investment income (loss)	46,905	14,038	41,902	29,814

Realized gains (losses) on investments:
Capital gain distributions	61,240	77,006	43,028	417,845
Net realized gains (losses)	(285,464)	35,071	(422,365)	37,356

Realized gains (losses)	(224,224)	112,077	(379,337)	455,201
Unrealized appreciation (depreciation) during the period	(749,425)	(70,899)	(714,228)	(390,932)

Net increase (decrease) in assets from operations	(926,744)	55,216	(1,051,663)	94,083

Changes from principal transactions:
Transfer of net premiums	486,820	202,717	680,670	475,922
Transfer on terminations	(163,062)	(39,400)	(238,934)	(154,434)
Transfer on policy loans	14,498	—	(16,193)	(3,423)
Net interfund transfers	1,341,114	388,098	492,893	885,044

Net increase (decrease) in assets from principal transactions	1,679,370	551,415	918,436	1,203,109

Total increase (decrease) in assets	752,626	606,631	(133,227)	1,297,192

Assets, beginning of period	859,551	252,920	1,924,722	627,530

Assets, end of period	$1,612,177	$859,551	$1,791,495	$1,924,722

(o)	Terminated as an investment option and funds transferred to Mid Cap Index Trust on April 28, 2008.

See accompanying notes.

58

Sub-Account
Pacific Rim Trust Series 1		Quantitative Mid Cap Trust Series 0		Quantitative Mid Cap Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (o)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (o)	Year Ended Dec. 31/07

$166,254	$250,556	$69	$428	$834	$7,638

166,254	250,556	69	428	834	7,638

250,227	3,464,415	136	13,351	2,012	356,386
(939,054)	1,570,469	(18,088)	5,453	(355,080)	(469,601)

(688,827)	5,034,884	(17,952)	18,804	(353,068)	(113,215)
(4,330,853)	(4,058,552)	17,862	(17,611)	313,926	100,839

(4,853,426)	1,226,888	(21)	1,621	(38,308)	(4,738)

658,015	783,753	26,670	22,800	16,164	143,312
(859,590)	(1,432,940)	(7,318)	(6,010)	(54,100)	(196,305)
(83,369)	(47,909)	—	—	(208)	(18,602)
682,125	(1,044,074)	(100,047)	(82,476)	(1,556,548)	(488,505)

397,181	(1,741,170)	(80,695)	(65,686)	(1,594,692)	(560,100)

(4,456,245)	(514,282)	(80,716)	(64,065)	(1,633,000)	(564,838)

12,583,017	13,097,299	80,716	144,781	1,633,000	2,197,838

$8,126,772	$12,583,017	—	$80,716	—	$1,633,000

59

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Real Estate Securities Trust Series 0		Real Estate Securities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$162,050	$86,308	$1,079,811	$1,280,686

Net investment income (loss)	162,050	86,308	1,079,811	1,280,686

Realized gains (losses) on investments:
Capital gain distributions	55,946	1,615,796	493,662	24,247,003
Net realized gains (losses)	(1,562,693)	(249,586)	(4,981,654)	1,927,470

Realized gains (losses)	(1,506,747)	1,366,210	(4,487,992)	26,174,473
Unrealized appreciation (depreciation) during the period	(863,670)	(2,141,138)	(10,348,415)	(34,719,793)

Net increase (decrease) in assets from operations	(2,208,367)	(688,620)	(13,756,596)	(7,264,634)

Changes from principal transactions:
Transfer of net premiums	1,253,667	1,102,924	1,576,121	2,174,087
Transfer on terminations	(491,074)	(286,489)	(4,464,650)	(6,511,863)
Transfer on policy loans	(45,909)	(28,366)	98,800	(619,240)
Net interfund transfers	1,404,313	2,125,814	(1,229,059)	(5,285,073)

Net increase (decrease) in assets from principal transactions	2,120,997	2,913,883	(4,018,788)	(10,242,089)

Total increase (decrease) in assets	(87,370)	2,225,263	(17,775,384)	(17,506,723)

Assets, beginning of period	3,733,509	1,508,246	38,378,974	55,885,697

Assets, end of period	$3,646,139	$3,733,509	$20,603,590	$38,378,974

See accompanying notes.

60

Sub-Account
Real Return Bond Trust Series 0		Real Return Bond Trust Series 1		Science & Technology Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$6,764	$32,852	$28,306	$275,943	—	—

6,764	32,852	28,306	275,943	—	—

28,221	—	119,807	—	—	—
(78,800)	(1,311)	(95,810)	(32,138)	4,332	50,017

(50,579)	(1,311)	23,997	(32,138)	4,332	50,017
(311,279)	4,693	(618,806)	158,813	(798,770)	87,991

(355,094)	36,234	(566,503)	402,618	(794,438)	138,008

544,596	99,965	281,941	324,157	316,156	197,943
(230,728)	(24,401)	(424,137)	(317,107)	(140,605)	(63,196)
(31,158)	(608)	(23,260)	(2,740)	(27,707)	(10,211)
1,968,791	368,600	(110,130)	1,077,878	262,355	613,558

2,251,501	443,556	(275,586)	1,082,188	410,199	738,094

1,896,407	479,790	(842,089)	1,484,806	(384,239)	876,102

610,144	130,354	4,407,333	2,922,527	1,493,768	617,666

$2,506,551	$610,144	$3,565,244	$4,407,333	$1,109,529	$1,493,768

61

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Science & Technology Trust Series 1		Short-Term Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	—	—	$49,089	$18,627

Net investment income (loss)	—	—	49,089	18,627

Realized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Net realized gains (losses)	901,946	1,871,904	(20,648)	1,101

Realized gains (losses)	901,946	1,871,904	(20,648)	1,101
Unrealized appreciation (depreciation) during the period	(9,590,454)	1,494,881	(143,474)	(15,322)

Net increase (decrease) in assets from operations	(8,688,508)	3,366,785	(115,033)	4,406

Changes from principal transactions:
Transfer of net premiums	1,362,355	1,827,550	224,658	57,153
Transfer on terminations	(2,928,160)	(2,371,093)	(38,687)	(11,459)
Transfer on policy loans	188,979	(133,057)	(24,198)	—
Net interfund transfers	(3,111,384)	1,698,856	250,567	212,321

Net increase (decrease) in assets from principal transactions	(4,488,210)	1,022,256	412,340	258,015

Total increase (decrease) in assets	(13,176,718)	4,389,041	297,307	262,421

Assets, beginning of period	22,565,014	18,175,973	296,348	33,927

Assets, end of period	$9,388,296	$22,565,014	$593,655	$296,348

(ae)	Reflects the period from commencement of operations on November 10, 2008 through December 31, 2008.

See accompanying notes.

62

Sub-Account
Small Cap Growth Trust Series 0		Small Cap Growth Trust Series 1	Small Cap Index Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (ae)	Year Ended Dec. 31/08	Year Ended Dec. 31/07

—	—	—	$38,081	$31,008

—	—	—	38,081	31,008

11,290	73,889	—	23,545	223,957
(88,716)	(7,006)	(763)	(298,563)	23,625

(77,426)	66,883	(763)	(275,018)	247,582
(560,107)	(48,125)	7,661	(831,095)	(365,020)

(637,533)	18,758	6,898	(1,068,032)	(86,430)

447,019	103,600	35,942	707,313	494,308
(156,971)	(35,542)	(8,623)	(273,569)	(99,473)
(2,227)	(3,530)	(2,834)	(36,763)	(9,139)
2,366,878	708,045	799,848	509,884	1,365,260

2,654,699	772,573	824,333	906,865	1,750,956

2,017,166	791,331	831,231	(161,167)	1,664,526

828,429	37,098	—	2,392,630	728,104

$2,845,595	$828,429	$831,231	$2,231,463	$2,392,630

63

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Small Cap Index Trust Series 1		Small Cap Opportunities Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$100,120	$165,947	$15,999	$8,864

Net investment income (loss)	100,120	165,947	15,999	8,864

Realized gains (losses) on investments:
Capital gain distributions	75,728	1,277,968	14,152	28,381
Net realized gains (losses)	(197,252)	326,861	(60,320)	6,838

Realized gains (losses)	(121,524)	1,604,829	(46,168)	35,219
Unrealized appreciation (depreciation) during the period	(2,961,153)	(1,994,433)	(254,207)	(70,445)

Net increase (decrease) in assets from operations	(2,982,557)	(223,657)	(284,376)	(26,362)

Changes from principal transactions:
Transfer of net premiums	716,884	917,948	247,773	126,455
Transfer on terminations	(707,314)	(639,174)	(82,210)	(37,907)
Transfer on policy loans	(13,959)	(122,195)	(10,967)	—
Net interfund transfers	(495,847)	(573,342)	267,102	81,976

Net increase (decrease) in assets from principal transactions	(500,236)	(416,763)	421,698	170,524

Total increase (decrease) in assets	(3,482,793)	(640,420)	137,322	144,162

Assets, beginning of period	9,173,582	9,814,002	448,408	304,246

Assets, end of period	$5,690,789	$9,173,582	$585,730	$448,408

(s)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.

See accompanying notes.

64

Sub-Account
Small Cap Opportunities Trust Series 1		Small Cap Trust Series 0		Small Cap Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (s)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (s)	Year Ended Dec. 31/07

$156,075	$181,173	$82	—	$35	—

156,075	181,173	82	—	35	—

204,426	574,433	5,994	62,492	5,914	67,496
(285,706)	736,850	(328,068)	2,039	(299,161)	(22,635)

(81,280)	1,311,283	(322,074)	64,531	(293,247)	44,861
(3,435,622)	(2,273,914)	72,024	(75,682)	84,722	(79,496)

(3,360,827)	(781,458)	(249,968)	(11,151)	(208,490)	(34,635)

597,701	691,614	89,042	54,043	34,377	52,547
(580,965)	(733,016)	(46,889)	(18,694)	(18,950)	(49,460)
(26,296)	(46,869)	(317)	(608)	—	—
(437,550)	(1,087,964)	(151,915)	255,467	(181,776)	(733,718)

(447,110)	(1,176,235)	(110,079)	290,208	(166,349)	(730,631)

(3,807,937)	(1,957,693)	(360,047)	279,057	(374,839)	(765,266)

8,235,210	10,192,903	360,047	80,990	374,839	1,140,105

$4,427,273	$8,235,210	—	$360,047	—	$374,839

65

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Small Cap Value Trust Series 0		Small Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (a)
Income:
Dividend income distribution	$39,688	$15,496	$16,880	$3,824

Net investment income (loss)	39,688	15,496	16,880	3,824

Realized gains (losses) on investments:
Capital gain distributions	7,695	269,234	2,036	67,109
Net realized gains (losses)	(236,608)	(11,899)	(1,057,332)	(423)

Realized gains (losses)	(228,913)	257,335	(1,055,296)	66,686
Unrealized appreciation (depreciation) during the period	(619,562)	(403,867)	(78,378)	(82,056)

Net increase (decrease) in assets from operations	(808,787)	(131,036)	(1,116,794)	(11,546)

Changes from principal transactions:
Transfer of net premiums	841,853	462,987	120,033	10,879
Transfer on terminations	(245,860)	(104,233)	(68,622)	(4,131)
Transfer on policy loans	(22,993)	(9,211)	935	(652)
Net interfund transfers	1,028,037	1,471,487	3,721,832	725,079

Net increase (decrease) in assets from principal transactions	1,601,037	1,821,030	3,774,178	731,175

Total increase (decrease) in assets	792,250	1,689,994	2,657,384	719,629

Assets, beginning of period	2,068,955	378,961	719,629	—

Assets, end of period	$2,861,205	$2,068,955	$3,377,013	$719,629

(a)	Fund available in prior year but no activity.

See accompanying notes.

66

Sub-Account
Small Company Trust Series 0		Small Company Trust Series 1		Small Company Value Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

—	—	—	—	$37,861	$4,217

—	—	—	—	37,861	4,217

4	454	2,120	394,778	71,932	457,067
(264)	9	(839,500)	168,385	(319,803)	9,008

(260)	463	(837,380)	563,163	(247,871)	466,075
(1,345)	(698)	5,194	(650,973)	(1,254,990)	(581,872)

(1,605)	(235)	(832,186)	(87,810)	(1,465,000)	(111,580)

1,785	1,785	54,135	88,045	917,738	892,231
(465)	(397)	(158,698)	(190,048)	(385,536)	(201,827)
—	—	(13,785)	—	(27,620)	(12,134)
—	—	(551,552)	(19,943)	1,575,309	1,573,770

1,320	1,388	(669,900)	(121,946)	2,079,891	2,252,040

(285)	1,153	(1,502,086)	(209,756)	614,891	2,140,460

3,064	1,911	2,001,938	2,211,694	3,529,955	1,389,495

$2,779	$3,064	$499,852	$2,001,938	$4,144,846	$3,529,955

67

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Small Company Value Trust Series 1		Special Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/07 (j)
Income:
Dividend income distribution	$147,310	$35,795	$2,718

Net investment income (loss)	147,310	35,795	2,718

Realized gains (losses) on investments:
Capital gain distributions	387,442	3,822,437	27,648
Net realized gains (losses)	(1,169,596)	2,324,824	(33,600)

Realized gains (losses)	(782,154)	6,147,261	(5,952)
Unrealized appreciation (depreciation) during the period	(5,610,862)	(6,416,043)	(1,283)

Net increase (decrease) in assets from operations	(6,245,706)	(232,987)	(4,517)

Changes from principal transactions:
Transfer of net premiums	1,161,369	2,000,278	13,131
Transfer on terminations	(3,404,429)	(2,718,129)	(5,241)
Transfer on policy loans	(130,114)	(133,484)	(7)
Net interfund transfers	737,913	(1,219,537)	(37,502)

Net increase (decrease) in assets from principal transactions	(1,635,261)	(2,070,872)	(29,619)

Total increase (decrease) in assets	(7,880,967)	(2,303,859)	(34,136)

Assets, beginning of period	22,218,148	24,522,007	34,136

Assets, end of period	$14,337,181	$22,218,148	—

(j)	Terminated as an investment option and funds transferred to Small Cap Value Trust on November 12, 2007.

See accompanying notes.

68

Sub-Account
Special Value Trust Series 1	Strategic Bond Trust Series 0		Strategic Bond Trust Series 1
Year Ended Dec. 31/07 (j)	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$16,500	$101,219	$50,479	$697,939	$1,107,278

16,500	101,219	50,479	697,939	1,107,278

243,640	—	—	—	—
(247,945)	(36,103)	(8,390)	(263,704)	139,651

(4,305)	(36,103)	(8,390)	(263,704)	139,651
(20,451)	(293,507)	(47,194)	(2,188,222)	(1,272,073)

(8,256)	(228,391)	(5,105)	(1,753,987)	(25,144)

96,806	261,472	180,973	584,280	817,884
(38,988)	(115,275)	(41,004)	(1,408,474)	(1,104,329)
210	(1,830)	(115)	(5,540)	(27,045)
(538,652)	372,188	806,480	(1,018,234)	503,217

(480,624)	516,555	946,334	(1,847,968)	189,727

(488,880)	288,164	941,229	(3,601,955)	164,583

488,880	1,037,727	96,498	11,952,294	11,787,711

—	$1,325,891	$1,037,727	$8,350,339	$11,952,294

69

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Strategic Income Trust Series 0		Strategic Income Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$179,767	$23,491	$145,002	$25,475

Net investment income (loss)	179,767	23,491	145,002	25,475

Realized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Net realized gains (losses)	(12,547)	6,548	(1,984)	1,052

Realized gains (losses)	(12,547)	6,548	(1,984)	1,052
Unrealized appreciation (depreciation) during the period	(306,339)	12,528	(268,425)	27,725

Net increase (decrease) in assets from operations	(139,119)	42,567	(125,407)	54,252

Changes from principal transactions:
Transfer of net premiums	310,647	158,967	197,830	185,693
Transfer on terminations	(119,804)	(38,840)	(131,689)	(103,200)
Transfer on policy loans	(6,463)	—	—	—
Net interfund transfers	650,216	997,497	149,655	327,285

Net increase (decrease) in assets from principal transactions	834,596	1,117,624	215,796	409,778

Total increase (decrease) in assets	695,477	1,160,191	90,389	464,030

Assets, beginning of period	1,237,215	77,024	1,248,960	784,930

Assets, end of period	$1,932,692	$1,237,215	$1,339,349	$1,248,960

(i)	Terminated as an investment option and funds transferred to Large Cap Trust on April 30, 2007.
(g)	Fund renamed on October 1, 2007. Previously known as Bond Index Trust B.

See accompanying notes.

70

Sub-Account
Strategic Opportunities Trust Series 0	Strategic Opportunities Trust Series 1	Total Bond Market Trust B Series 0
Year Ended Dec. 31/07 (i)	Year Ended Dec. 31/07 (i)	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (g)

$3,490	$177,962	$179,801	$123,255

3,490	177,962	179,801	123,255

—	—	—	—
52,084	3,833,913	(8,552)	2,085

52,084	3,833,913	(8,552)	2,085
(27,535)	(2,469,048)	(21,351)	(29,781)

28,039	1,542,827	149,898	95,559

23,313	484,666	976,964	513,591
(28,163)	(750,538)	(223,450)	(59,727)
(1,563)	(36,222)	(95,452)	(2,724)
(408,652)	(24,678,920)	610,910	1,591,507

(415,065)	(24,981,014)	1,268,972	2,042,647

(387,026)	(23,438,187)	1,418,870	2,138,206

387,026	23,438,187	2,299,903	161,697

—	—	$3,718,773	$2,299,903

71

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Total Return Trust Series 0		Total Return Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$409,932	$239,003	$1,160,322	$1,706,525

Net investment income (loss)	409,932	239,003	1,160,322	1,706,525

Realized gains (losses) on investments:
Capital gain distributions	63,416	—	265,793	—
Net realized gains (losses)	(11,378)	10,390	(143,202)	(81,145)

Realized gains (losses)	52,038	10,390	122,591	(81,145)
Unrealized appreciation (depreciation) during the period	(273,352)	1,943	(626,452)	213,851

Net increase (decrease) in assets from operations	188,618	251,336	656,461	1,839,231

Changes from principal transactions:
Transfer of net premiums	1,359,319	680,672	1,437,049	1,376,271
Transfer on terminations	(770,268)	(179,746)	(2,440,199)	(1,705,059)
Transfer on policy loans	2,346	—	(65,247)	(81,528)
Net interfund transfers	5,342,777	2,122,309	1,322,856	(498,310)

Net increase (decrease) in assets from principal transactions	5,934,174	2,623,235	254,459	(908,626)

Total increase (decrease) in assets	6,122,792	2,874,571	910,920	930,605

Assets, beginning of period	4,159,047	1,284,476	23,214,442	22,283,837

Assets, end of period	$10,281,839	$4,159,047	$24,125,362	$23,214,442

See accompanying notes.

72

Sub-Account
Total Stock Market Index Trust Series 0		Total Stock Market Index Trust Series 1		Turner Core Growth Trust
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$30,583	$25,347	$107,335	$167,502	$127	$1,375

30,583	25,347	107,335	167,502	127	1,375

2,208	42,222	12,227	296,247	17,344	24,525
(84,910)	70,081	168,969	256,171	(59,556)	4,365

(82,702)	112,303	181,196	552,418	(42,212)	28,890
(696,657)	(83,173)	(3,174,648)	(350,330)	(347,589)	3,958

(748,776)	54,477	(2,886,117)	369,590	(389,674)	34,223

463,334	449,408	637,101	729,354	207,213	88,887
(126,293)	(78,531)	(493,660)	(470,200)	(77,035)	(26,960)
(9,285)	—	(4,640)	(53,783)	—	—
464,538	454,086	(277,631)	177,074	62,402	680,591

792,294	824,963	(138,830)	382,445	192,580	742,518

43,518	879,440	(3,024,947)	752,035	(197,094)	776,741

1,425,887	546,447	7,874,116	7,122,081	790,298	13,557

$1,469,405	$1,425,887	$4,849,169	$7,874,116	$593,204	$790,298

73

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	U.S. Core Trust Series 0		U.S. Core Trust Series 1
	Year Ended Dec. 31/08 (t)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (t)	Year Ended Dec. 31/07
Income:
Dividend income distribution	$7,152	$9,679	$400,400	$898,455

Net investment income (loss)	7,152	9,679	400,400	898,455

Realized gains (losses) on investments:
Capital gain distributions	4,295	42,372	316,843	3,613,890
Net realized gains (losses)	(246,848)	(1,514)	(16,741,584)	(3,335,597)

Realized gains (losses)	(242,553)	40,858	(16,424,741)	278,293
Unrealized appreciation (depreciation) during the period	51,278	(48,673)	4,307,194	(533,839)

Net increase (decrease) in assets from operations	(184,123)	1,864	(11,717,147)	642,909

Changes from principal transactions:
Transfer of net premiums	67,977	61,461	1,894,071	2,666,487
Transfer on terminations	(37,957)	(27,139)	(3,625,354)	(4,589,409)
Transfer on policy loans	(28,079)	(1,203)	(847,907)	(106,067)
Net interfund transfers	(297,133)	236,214	(23,090,939)	(4,493,408)

Net increase (decrease) in assets from principal transactions	(295,192)	269,333	(25,670,129)	(6,522,397)

Total increase (decrease) in assets	(479,315)	271,197	(37,387,276)	(5,879,488)

Assets, beginning of period	479,315	208,118	37,387,276	43,266,764

Assets, end of period	—	$479,315	—	$37,387,276

(t)	Terminated as an investment option and funds transferred to Fundamental Value Trust on November 10, 2008.
(af)	Terminated as an investment option and funds transferred to Blue Chip Growth Trust on April 28, 2008.

See accompanying notes.

74

Sub-Account
U.S. Global Leaders Growth Trust Series 0		U.S. Global Leaders Growth Trust Series 1		U.S. Government Securities Trust Series 0
Year Ended Dec. 31/08 (af)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (af)	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$979	$2,822	$7,082	$25,205	$102,841	$22,113

979	2,822	7,082	25,205	102,841	22,113

34,443	—	255,015	—	—	—
(25,177)	2,238	(134,057)	29,214	(13,118)	1,808

9,266	2,238	120,958	29,214	(13,118)	1,808
(1,032)	(154)	(120,611)	13,665	(61,872)	(14,941)

9,213	4,906	7,429	68,084	27,851	8,980

43,013	89,839	67,029	182,196	197,290	131,901
(39,582)	(20,196)	(27,664)	(204,890)	(135,601)	(22,257)
(374)	—	(5,730)	28	(4,904)	—
(272,966)	142,916	(2,017,830)	37,139	2,529,363	283,830

(269,909)	212,559	(1,984,195)	14,473	2,586,148	393,474

(260,696)	217,465	(1,976,766)	82,557	2,613,999	402,454

260,696	43,231	1,976,766	1,894,209	445,142	42,688

—	$260,696	—	$1,976,766	$3,059,141	$445,142

75

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	U.S. Government Securities Trust Series 1		U.S. High Yield Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$457,151	$1,076,183	$48,713	$26,036

Net investment income (loss)	457,151	1,076,183	48,713	26,036

Realized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Net realized gains (losses)	(432,685)	(218,555)	(32,227)	(190)

Realized gains (losses)	(432,685)	(218,555)	(32,227)	(190)
Unrealized appreciation (depreciation) during the period	(237,135)	(458,622)	(185,982)	(21,932)

Net increase (decrease) in assets from operations	(212,669)	399,006	(169,496)	3,914

Changes from principal transactions:
Transfer of net premiums	918,667	1,705,541	218,661	113,149
Transfer on terminations	(2,297,924)	(1,706,120)	(167,481)	(28,082)
Transfer on policy loans	(84,711)	29,512	—	—
Net interfund transfers	(161,972)	622,200	655,045	258,883

Net increase (decrease) in assets from principal transactions	(1,625,940)	651,133	706,225	343,950

Total increase (decrease) in assets	(1,838,609)	1,050,139	536,729	347,864

Assets, beginning of period	13,481,617	12,431,478	391,865	44,001

Assets, end of period	$11,643,008	$13,481,617	$928,594	$391,865

See accompanying notes.

76

Sub-Account
U.S. High Yield Bond Trust Series 1		U.S. Large Cap Trust Series 0		U.S. Large Cap Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$45,871	$59,118	$57,525	$13,050	$860,815	$564,936

45,871	59,118	57,525	13,050	860,815	564,936

—	—	—	—	—	—
(12,229)	19,079	(103,360)	11,901	224,617	2,068,272

(12,229)	19,079	(103,360)	11,901	224,617	2,068,272
(193,971)	(77,055)	(772,646)	(75,722)	(18,239,565)	(2,593,560)

(160,329)	1,142	(818,481)	(50,771)	(17,154,133)	39,648

199,019	51,349	691,287	334,841	2,520,134	3,163,976
(29,030)	(100,922)	(243,124)	(65,012)	(5,336,527)	(5,927,324)
(3,448)	—	(20,394)	(176)	(55,905)	(250,258)
407,717	(246,814)	562,566	1,104,724	(1,241,286)	(2,479,401)

574,258	(296,387)	990,335	1,374,377	(4,113,584)	(5,493,007)

413,929	(295,245)	171,854	1,323,606	(21,267,717)	(5,453,359)

605,496	900,741	1,582,484	258,878	47,013,690	52,467,049

$1,019,425	$605,496	$1,754,338	$1,582,484	$25,745,973	$47,013,690

77

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Utilities Trust Series 0		Utilities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$91,318	$22,534	$226,203	$186,957

Net investment income (loss)	91,318	22,534	226,203	186,957

Realized gains (losses) on investments:
Capital gain distributions	75,254	289,013	267,212	2,154,409
Net realized gains (losses)	(259,065)	61,885	(2,908,668)	1,770,893

Realized gains (losses)	(183,811)	350,898	(2,641,456)	3,925,302
Unrealized appreciation (depreciation) during the period	(1,135,560)	(156,526)	(423,072)	(2,035,248)

Net increase (decrease) in assets from operations	(1,228,053)	216,906	(2,838,325)	2,077,011

Changes from principal transactions:
Transfer of net premiums	683,544	233,640	269,265	390,065
Transfer on terminations	(262,586)	(80,249)	(961,009)	(373,461)
Transfer on policy loans	(21,110)	(5,982)	(35,198)	(98,374)
Net interfund transfers	1,330,581	1,206,478	(1,614,494)	(2,695,543)

Net increase (decrease) in assets from principal transactions	1,730,429	1,353,887	(2,341,436)	(2,777,313)

Total increase (decrease) in assets	502,376	1,570,793	(5,179,761)	(700,302)

Assets, beginning of period	1,869,476	298,683	8,972,614	9,672,916

Assets, end of period	$2,371,852	$1,869,476	$3,792,853	$8,972,614

See accompanying notes.

78

Sub-Account
Value Trust Series 0		Value Trust Series 1		Total
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$22,501	$15,479	$184,881	$312,864	$42,559,945	$62,239,951

22,501	15,479	184,881	312,864	42,559,945	62,239,951

51,803	376,974	519,456	6,702,626	37,565,457	138,262,479
(413,943)	10,653	288,320	1,702,124	(70,179,410)	49,607,959

(362,140)	387,627	807,776	8,404,750	(32,613,953)	187,870,438
(600,493)	(385,415)	(9,395,016)	(6,896,804)	(633,969,193)	(160,550,255)

(940,132)	17,691	(8,402,359)	1,820,810	(624,023,201)	89,560,134

486,291	409,071	917,100	1,279,680	460,841,958	411,002,930
(238,078)	(162,359)	(1,766,264)	(2,809,053)	(207,700,865)	(178,678,111)
(10,194)	(3,462)	46,398	(65,599)	(9,903,050)	(8,463,484)
341,932	1,337,191	(998,695)	(2,007,077)	(8,808,319)	(2,992,947)

579,951	1,580,441	(1,801,461)	(3,602,049)	234,429,724	220,868,388

(360,181)	1,598,132	(10,203,820)	(1,781,239)	(389,593,477)	310,428,522

1,860,649	262,517	21,916,100	23,697,339	1,758,291,751	1,447,863,229

$1,500,468	$1,860,649	$11,712,280	$21,916,100	$1,368,698,274	$1,758,291,751

79

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements

December 31, 2008

1.	Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account A (the “Account”) is a separate account administered and sponsored by John Hancock Life Insurance Company (U.S.A.) (“JHUSA” or the “Company”). The Account operates as a Unit Investment Trust registered under the Investment Company Act of 1940, as amended (the “Act”) and has 144 active investment sub-accounts that invest in shares of a particular John Hancock Trust (the “Trust”) portfolio and 7 sub-accounts that invest in shares of other outside investment trusts. The Trust is registered under the Act as an open-end management investment company, commonly known as a mutual fund, which does not transact with the general public. Instead, the Trust deals primarily with insurance companies by providing the investment medium for variable contracts. The Account is a funding vehicle for the allocation of net premiums under single premium variable life and variable universal life insurance contracts (the “Contracts”) issued by the Company.

The Company is a stock life Insurance Company incorporated under the laws of Michigan in 1979. The Company is an indirect wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life Insurance Company.

The Company is required to maintain assets in the Account with a total fair value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

Additional assets are held in the Company’s general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Each sub-account that invests in Portfolios of the John Hancock Trust may offer two classes of units to fund the Contracts issued by the Company. These classes, Series 1 and Series 0 represent an interest in the same Trust Portfolio but in different share classes of that Portfolio. Series 1 represents interests in Series 1 shares of the Portfolio and Series 0 represents interests in Series NAV shares of the Trust’s Portfolio. Series 1 and Series NAV shares differ in the level of 12b-1 fees and other expenses assessed against the Portfolio’s assets.

80

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

The following sub-accounts of the Account were commenced as investment options:

New Fund	Effective Date
American Asset Allocation Trust Series 1	April 28, 2008
Capital Appreciation Value Trust	April 28, 2008
Core Allocation Plus Trust	April 28, 2008
Disciplined Diversification Trust	April 28, 2008
Franklin Templeton Founding Allocation Trust	April 28, 2008
Global Real Estate Trust	April 28, 2008
Index Allocation Trust	April 28, 2008
Small Cap Growth Trust Series 1	November 10, 2008

As the result of portfolio changes, the following sub-accounts of the Account were renamed as follows:

Previous Name	New Name	Effective Date
Quantitative All Cap Trust	Optimized All Cap Trust	April 28, 2008
Quantitative Value Trust	Optimized Value Trust	April 28, 2008

The following sub-accounts of the Account were terminated as investment options and the funds were transferred to existing sub-account funds as follows:

Terminated	Transferred To	Effective Date
Dynamic Growth Trust	Mid Cap Stock Trust	April 28, 2008
Emerging Growth Trust	Small Cap Growth Trust	November 10, 2008
Growth & Income Trust	Optimized All Cap Trust	April 28, 2008
Managed Trust	Lifestyle Balanced Trust	November 10, 2008
Quantitative Mid Cap Trust	Mid Cap Index Trust	April 28, 2008
Small Cap Trust	Small Cap Growth Trust	November 10, 2008
U.S. Core Trust	Fundamental Value Trust	November 10, 2008
U.S. Global Leaders Growth Trust	Blue Chip Growth Trust	April 28, 2008

Where a fund has two series, the changes noted above apply to both Series 0 and Series 1 except for Small Cap Growth Trust Series 1 which was added in 2008 (Small Cap Growth Trust Series 0 was added in 2005).

2.	Significant Accounting Policies

Investments of each sub-account consist of shares in the respective portfolios of the Trusts. These shares are carried at fair value which is calculated using the fair value of the investment securities underlying each Trust portfolio. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are computed on the basis of the specifically identified cost of the investment sold.

81

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

In addition to the Account, a contract holder may also allocate funds to the fixed account contained within the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the Company’s general account has not been registered as an investment company under the Act. Net interfund transfers include interfund transfers between separate and general accounts.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life Insurance Company under the provisions of the Internal Revenue Code (the “Code”). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically reassess this position, taking into account changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Effective January 1, 2008, the Company adopted SFAS 157, Fair Value Measurements (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following SFAS 157 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

• Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

• Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

• Level 3 – Fair value measurements using significant non market observable inputs.

For all investments in Level 1, 2 or 3, fair value is typically the net asset value (“NAV”) of the underlying investment fund which represents the value at which each sub-account can redeem its investments.

The following table presents the Account's assets that are measured at fair value on a recurring basis by SFAS 157 fair value hierarchy level, as of December 31, 2008.

Mutual Funds
Level 1	$1,368,698,274
Level 2	—
Level 3	—

$1,368,698,274

82

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates.

3.	Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administrative charge, a charge for cost of insurance, and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-account units and are reflected as terminations.

4.	Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

	Purchases	Sales
Sub-accounts:
500 Index Trust B Series 0	$16,807,381	$9,098,671
500 Index Trust Series 1	3,385,440	6,067,547
Active Bond Trust Series 0	1,245,571	269,097
Active Bond Trust Series 1	926,043	1,908,865
All Cap Core Trust Series 0	421,663	169,556
All Cap Core Trust Series 1	474,299	1,677,498
All Cap Growth Trust Series 0	499,457	276,170
All Cap Growth Trust Series 1	419,672	2,910,971
All Cap Value Trust Series 0	989,423	307,741
All Cap Value Trust Series 1	742,018	302,646
American Asset Allocation Trust Series 1	2,528,665	301,348
American Blue Chip Income and Growth Trust Series 1	3,189,024	1,192,534
American Bond Trust Series 1	2,562,517	877,290
American Growth Trust Series 1	28,663,307	14,739,381
American Growth-Income Trust Series 1	6,329,799	3,090,467
American International Trust Series 1	13,631,642	9,311,263
Blue Chip Growth Trust Series 0	3,776,472	823,264
Blue Chip Growth Trust Series 1	4,498,291	5,711,977
Capital Appreciation Trust Series 0	1,297,084	289,880
Capital Appreciation Trust Series 1	1,060,846	2,833,533
Capital Appreciation Value Trust Series 0	490,483	66,235
Capital Appreciation Value Trust Series 1	22,406	121
Classic Value Trust Series 0	1,161,700	425,761
Classic Value Trust Series 1	383,857	6,403,180
Core Allocation Plus Trust Series 0	184,885	14,716

83

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

	Purchases	Sales
Sub-accounts:
Core Allocation Plus Trust Series 1	$24,876	$739
Core Bond Trust Series 0	530,130	55,545
Core Bond Trust Series 1	954,041	69,929
Core Equity Trust Series 0	921,617	240,388
Core Equity Trust Series 1	500,017	170,049
Disciplined Diversification Trust Series 0	2,021,001	203,035
Disciplined Diversification Trust Series 1	6,682	84
Dynamic Growth Trust Series 0	65,162	280,427
Dynamic Growth Trust Series 1	93,686	5,689,713
Emerging Growth Trust Series 0	837,136	835,424
Emerging Growth Trust Series 1	233,798	767,972
Emerging Markets Value Trust Series 0	685,363	108,979
Emerging Markets Value Trust Series 1	4,143,322	1,018,791
Emerging Small Company Trust Series 0	749,318	147,384
Emerging Small Company Trust Series 1	446,267	5,174,538
Equity-Income Trust Series 0	4,146,696	798,587
Equity-Income Trust Series 1	5,250,784	8,123,762
Financial Services Trust Series 0	1,819,226	423,656
Financial Services Trust Series 1	1,185,534	707,762
Franklin Templeton Founding Allocation Trust Series 0	1,092,238	135,583
Franklin Templeton Founding Allocation Trust Series 1	163,038	1,182
Fundamental Value Trust Series 0	3,663,268	335,594
Fundamental Value Trust Series 1	23,788,507	2,378,731
Global Allocation Trust Series 0	1,445,914	296,451
Global Allocation Trust Series 1	459,062	3,483,367
Global Bond Trust Series 0	4,895,726	1,529,192
Global Bond Trust Series 1	4,008,322	4,354,113
Global Real Estate Trust Series 0	224,509	15,388
Global Real Estate Trust Series 1	61,408	837
Global Trust Series 0	1,396,151	941,074
Global Trust Series 1	688,896	1,898,328
Growth & Income Trust Series 0	977,670	4,369,477
Health Sciences Trust Series 0	2,067,848	598,820
Health Sciences Trust Series 1	9,044,822	8,342,929
High Yield Trust Series 0	1,692,801	390,693
High Yield Trust Series 1	3,209,222	1,977,221
Income & Value Trust Series 0	247,880	144,490
Income & Value Trust Series 1	2,062,026	3,399,721
Index Allocation Trust Series 0	493,447	135,742
Index Allocation Trust Series 1	6,701	120
International Core Trust Series 0	2,384,269	405,704
International Core Trust Series 1	2,546,149	2,725,053
International Equity Index Trust A Series 1	4,068,181	2,622,532
International Equity Index Trust B Series 0	4,733,546	1,516,475
International Opportunities Trust Series 0	2,142,850	800,672
International Opportunities Trust Series 1	7,624,175	9,586,398
International Small Cap Trust Series 0	2,193,081	621,804
International Small Cap Trust Series 1	3,256,398	3,900,283
International Value Trust Series 0	3,989,047	1,257,464
International Value Trust Series 1	2,755,437	4,932,847

84

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

	Purchases	Sales
Sub-accounts:
Investment Quality Bond Trust Series 0	$1,907,636	$612,355
Investment Quality Bond Trust Series 1	1,879,883	3,155,824
Large Cap Trust Series 0	664,237	181,274
Large Cap Trust Series 1	641,086	1,714,966
Large Cap Value Trust Series 0	4,010,069	853,085
Large Cap Value Trust Series 1	2,352,827	2,402,130
Lifestyle Aggressive Trust Series 0	28,515,645	6,870,532
Lifestyle Aggressive Trust Series 1	6,271,670	2,208,741
Lifestyle Balanced Trust Series 0	53,583,397	5,613,553
Lifestyle Balanced Trust Series 1	11,141,510	4,962,112
Lifestyle Conservative Trust Series 0	5,179,489	558,231
Lifestyle Conservative Trust Series 1	3,121,655	1,528,516
Lifestyle Growth Trust Series 0	91,146,796	5,596,597
Lifestyle Growth Trust Series 1	16,592,385	7,871,039
Lifestyle Moderate Trust Series 0	11,613,730	1,865,119
Lifestyle Moderate Trust Series 1	2,297,908	2,801,732
Managed Trust Series 0	925,981	2,110,214
Mid Cap Index Trust Series 0	2,411,920	584,611
Mid Cap Index Trust Series 1	5,545,243	3,860,880
Mid Cap Intersection Trust Series 0	184,461	19,860
Mid Cap Intersection Trust Series 1	62,531	39,839
Mid Cap Stock Trust Series 0	4,062,468	678,449
Mid Cap Stock Trust Series 1	11,190,278	6,431,934
Mid Cap Value Trust Series 0	1,524,608	280,665
Mid Cap Value Trust Series 1	1,625,981	7,384,253
Mid Value Trust Series 0	1,570,222	194,075
Money Market Trust B Series 0	142,286,308	104,521,183
Money Market Trust Series 1	68,719,075	57,474,652
Natural Resources Trust Series 0	7,265,626	1,970,255
Natural Resources Trust Series 1	5,459,251	10,172,713
Optimized All Cap Trust Series 0	5,619,372	431,437
Optimized All Cap Trust Series 1	189,267	183,489
Optimized Value Trust Series 0	90,871	36,768
Optimized Value Trust Series 1	42,831	122,329
Overseas Equity Trust Series 0	2,178,191	390,676
Pacific Rim Trust Series 0	1,648,592	645,227
Pacific Rim Trust Series 1	3,269,014	2,455,352
Quantitative Mid Cap Trust Series 0	58,540	139,029
Quantitative Mid Cap Trust Series 1	472,552	2,064,398
Real Estate Securities Trust Series 0	3,707,177	1,368,184
Real Estate Securities Trust Series 1	2,527,591	4,972,905
Real Return Bond Trust Series 0	3,301,002	1,014,517
Real Return Bond Trust Series 1	2,390,318	2,517,791
Science & Technology Trust Series 0	1,010,533	600,334
Science & Technology Trust Series 1	3,303,335	7,791,545
Short-Term Bond Trust Series 0	778,305	316,876
Small Cap Growth Trust Series 0	3,022,386	356,397
Small Cap Growth Trust Series 1	833,937	9,604
Small Cap Index Trust Series 0	1,670,633	702,142
Small Cap Index Trust Series 1	1,044,767	1,369,155

85

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

	Purchases	Sales
Sub-accounts:
Small Cap Opportunities Trust Series 0	$595,205	$143,356
Small Cap Opportunities Trust Series 1	999,203	1,085,812
Small Cap Trust Series 0	435,941	539,944
Small Cap Trust Series 1	216,400	376,800
Small Cap Value Trust Series 0	2,227,966	579,545
Small Cap Value Trust Series 1	5,825,375	2,032,281
Small Company Trust Series 0	1,786	463
Small Company Trust Series 1	92,800	760,580
Small Company Value Trust Series 0	3,104,327	914,644
Small Company Value Trust Series 1	5,573,476	6,673,984
Strategic Bond Trust Series 0	954,070	336,295
Strategic Bond Trust Series 1	1,204,803	2,354,833
Strategic Income Trust Series 0	1,303,420	289,057
Strategic Income Trust Series 1	551,844	191,046
Total Bond Market Trust B Series 0	3,349,204	1,900,431
Total Return Trust Series 0	7,819,335	1,411,812
Total Return Trust Series 1	7,799,430	6,118,857
Total Stock Market Index Trust Series 0	1,469,756	644,672
Total Stock Market Index Trust Series 1	843,820	863,089
U.S. Core Trust Series 0	192,400	476,146
U.S. Core Trust Series 1	1,424,435	26,377,321
U.S. Global Leaders Growth Trust Series 0	174,695	409,181
U.S. Global Leaders Growth Trust Series 1	466,438	2,188,536
U.S. Government Securities Trust Series 0	3,147,106	458,117
U.S. Government Securities Trust Series 1	2,795,321	3,964,110
U.S. High Yield Bond Trust Series 0	1,058,252	303,314
U.S. High Yield Bond Trust Series 1	705,982	85,853
U.S. Large Cap Trust Series 0	1,652,578	604,718
U.S. Large Cap Trust Series 1	1,895,162	5,147,931
Utilities Trust Series 0	2,372,770	475,770
Utilities Trust Series 1	7,410,752	9,258,772
Value Trust Series 0	1,312,095	657,839
Value Trust Series 1	1,412,827	2,509,951
All Asset Portfolio Series 0	2,214,340	373,975
All Asset Portfolio Series 1	3,513,164	2,698,961
Brandes International Equity Trust	1,345,042	1,302,356
Business Opportunity Value Trust	1,029,666	737,552
CSI Equity Trust	1,300,047	82,597
Frontier Capital Appreciation Trust	730,225	455,838
Turner Core Growth Trust	930,253	720,202

	$830,053,991	$515,498,846

86

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

5.	Transaction with Affiliates

John Hancock Distributors LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principal underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors LLC or other broker-dealers having distribution agreements with John Hancock Distributors LLC who are also authorized as variable life insurance agents under applicable state insurance laws. Registered representatives are compensated on a commission basis.

JHUSA has a formal service agreement with its ultimate parent company, MFC, which can be terminated by either party upon two months’ notice. Under this agreement, JHUSA pays for legal, actuarial, investment and certain other administrative services.

The majority of the investments held by the Account are invested in the Trust (Note 1).

6.	Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Under the provisions of Section 817(h) of the Code, a variable life contract will not be treated as a life contract for federal tax purposes for any period for which the investments of the Separate Account on which the Contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

7.	Comparatives

The comparative financial statements of certain Sub-accounts have been restated from the prior year financial statements previously presented. The restatement comprises of reclassification between the various line items in the Statement of Operations and Changes in Contract Owners’ Equity. The reclassification did not result in changes to assets and net increase (decrease) in assets from operations.

87

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	500 Index Trust B Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	3,519,327	3,377,590	3,985,641	—
Units issued	727,341	656,369	274,420	4,349,389
Units redeemed	(530,709)	(514,632)	(882,471)	(363,748)

Units, end of period	3,715,959	3,519,327	3,377,590	3,985,641

Unit value, end of period $	16.66	26.53	15.76 to 25.20	13.63 to 21.81
Assets, end of period $	45,694,591	65,187,967	54,754,038	54,369,746
Investment income ratio*	2.27%	3.00%	1.14%	0.00%
Total return, lowest to highest**	(37.19%) to (24.71%)	1.47% to 5.25%	13.10% to 15.57%	2.90% to 9.07%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	500 Index Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	3,042,197	3,238,434	3,760,865	3,558,971	2,723,784
Units issued	295,642	307,967	558,512	638,838	1,039,943
Units redeemed	(533,963)	(504,204)	(1,080,943)	(436,944)	(204,756)

Units, end of period	2,803,876	3,042,197	3,238,434	3,760,865	3,558,971

Unit value, end of period $	8.58	13.66	13.02	11.30	10.83
Assets, end of period $	24,041,913	41,542,238	42,156,390	42,477,407	38,544,765
Investment income ratio*	0.71%	2.22%	0.94%	1.50%	0.88%
Total return, lowest to highest**	(37.21%)	4.90%	15.27%	4.29%	10.26%

88

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Active Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	18,418	4,172	—
Units issued	26,834	17,127	4,810
Units redeemed	(6,438)	(2,881)	(638)

Units, end of period	38,814	18,418	4,172

Unit value, end of period $	40.09	44.78	43.05
Assets, end of period $	1,555,883	824,734	179,570
Investment income ratio*	6.63%	10.09%	0.52%
Total return, lowest to highest**	(10.55%) to (7.37%)	2.87% to 4.03%	4.44% to 5.10%

(a)	Fund available in prior year but no activity.

	Sub-Account
	Active Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	786,841	828,866	906,616	—
Units issued	29,705	72,230	72,511	1,281,945
Units redeemed	(144,730)	(114,255)	(150,261)	(375,329)

Units, end of period	671,816	786,841	828,866	906,616

Unit value, end of period $	12.34	13.80	13.26	12.70
Assets, end of period $	8,292,245	10,855,803	10,990,886	11,513,291
Investment income ratio*	5.22%	8.81%	2.77%	0.00%
Total return, lowest to highest**	(10.53%)	4.05%	4.42%	1.59%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

89

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	All Asset Portfolio Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	9,425	2,781	135	—
Units issued	188,282	7,717	3,145	135
Units redeemed	(33,847)	(1,073)	(499)	—

Units, end of period	163,860	9,425	2,781	135

Unit value, end of period $	9.93	11.84	10.97	10.51
Assets, end of period $	1,626,878	111,631	30,493	1,420
Investment income ratio*	8.30%	8.85%	7.25%	12.18%
Total return, lowest to highest**	(17.73%) to (12.60%)	5.74% to 8.00%	3.40% to 5.33%	1.92%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	All Asset Portfolio Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	81,342	79,490	57,862	6,742	—
Units issued	207,113	12,737	35,431	61,430	6,847
Units redeemed	(187,572)	(10,885)	(13,803)	(10,310)	(105)

Units, end of period	100,883	81,342	79,490	57,862	6,742

Unit value, end of period $	14.01	16.72	15.48	14.83	14.00
Assets, end of period $	1,413,930	1,359,873	1,230,463	858,236	94,388
Investment income ratio*	4.37%	7.29%	5.55%	4.96%	6.59%
Total return, lowest to highest**	(16.17%)	8.00%	4.36%	5.95%	12.00%

(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

90

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	All Cap Core Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	26,819	11,893	—
Units issued	37,805	22,754	12,575
Units redeemed	(14,648)	(7,828)	(682)

Units, end of period	49,976	26,819	11,893

Unit value, end of period $	8.05	13.34	12.98
Assets, end of period $	402,516	357,657	154,432
Investment income ratio*	2.26%	1.58%	0.13%
Total return, lowest to highest**	(39.60%) to (26.69%)	0.17% to 2.70%	10.72% to 14.77%

(a)	Fund available in prior year but no activity.

	Sub-Account
	All Cap Core Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	643,519	743,412	828,823	983,111	1,000,982
Units issued	17,373	54,025	149,820	35,817	98,257
Units redeemed	(96,377)	(153,918)	(235,231)	(190,105)	(116,128)

Units, end of period	564,515	643,519	743,412	828,823	983,111

Unit value, end of period $	12.92	21.40	20.85	18.17	16.66
Assets, end of period $	7,293,346	13,771,188	15,496,358	15,056,619	16,373,327
Investment income ratio*	1.65%	1.41%	0.68%	0.79%	0.43%
Total return, lowest to highest**	(39.63%)	2.66%	14.75%	9.08%	16.33%

91

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	All Cap Growth Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	23,031	15,291	—
Units issued	52,806	32,831	17,562
Units redeemed	(33,526)	(25,091)	(2,271)

Units, end of period	42,311	23,031	15,291

Unit value, end of period $	8.09	13.92	12.42
Assets, end of period $	342,145	320,583	189,900
Investment income ratio*	0.53%	0.16%	0.00%
Total return, lowest to highest**	(41.91%) to (26.41%)	4.36% to 12.08%	2.94% to 6.63%

(a)	Fund available in prior year but no activity.

	Sub-Account
	All Cap Growth Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	615,575	706,258	746,548	813,617	892,043
Units issued	19,782	29,987	64,128	46,378	63,325
Units redeemed	(140,643)	(120,670)	(104,418)	(113,447)	(141,751)

Units, end of period	494,714	615,575	706,258	746,548	813,617

Unit value, end of period $	15.15	26.10	23.29	21.85	20.05
Assets, end of period $	7,496,409	16,066,423	16,449,878	16,315,444	16,314,369
Investment income ratio*	0.28%	0.05%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(41.94%)	12.06%	6.58%	8.98%	6.52%

92

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	All Cap Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	55,282	13,493	—
Units issued	80,202	54,729	17,209
Units redeemed	(25,894)	(12,940)	(3,716)

Units, end of period	109,590	55,282	13,493

Unit value, end of period $	9.78	13.74	12.64
Assets, end of period $	1,071,959	759,424	170,565
Investment income ratio*	1.10%	2.38%	0.01%
Total return, lowest to highest**	(28.80%) to (19.83%)	2.47% to 8.68%	6.65% to 13.82%

(a)	Fund available in prior year but no activity.

	Sub-Account
	All Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	184,657	200,061	190,173	348,168	285,504
Units issued	41,713	24,805	47,919	59,250	336,402
Units redeemed	(18,236)	(40,209)	(38,031)	(217,245)	(273,738)

Units, end of period	208,134	184,657	200,061	190,173	348,168

Unit value, end of period $	13.54	19.02	17.55	15.44	14.60
Assets, end of period $	2,818,708	3,511,406	3,511,855	2,935,720	5,084,421
Investment income ratio*	0.89%	1.75%	0.90%	0.56%	0.40%
Total return, lowest to highest**	(28.78%)	8.32%	13.71%	5.71%	15.96%

93

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
American Asset Allocation Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	301,470
Units redeemed	(41,359)

Units, end of period	260,111

Unit value, end of period $	7.26
Assets, end of period $	1,888,618
Investment income ratio*	7.29%
Total return, lowest to highest**	(28.47%) to (19.62%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

	Sub-Account
	American Blue Chip Income and Growth Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	465,570	358,100	244,289	179,279	75,766
Units issued	228,811	195,210	132,663	80,849	110,409
Units redeemed	(83,902)	(87,740)	(18,852)	(15,839)	(6,896)

Units, end of period	610,479	465,570	358,100	244,289	179,279

Unit value, end of period $	12.48 to 8.36	13.21 to 19.72	12.99 to 19.40	16.58	15.53
Assets, end of period $	6,477,340	8,273,820	6,749,187	4,051,366	2,784,837
Investment income ratio*	4.52%	2.50%	0.50%	0.27%	0.00%
Total return, lowest to highest**	(36.72%) to (22.98%)	(2.84%) to 1.65%	13.18% to 16.99%	6.76%	9.32%

94

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	American Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (r)
Units, beginning of period	314,461	87,501	3,980	—
Units issued	193,030	643,737	87,757	3,996
Units redeemed	(75,872)	(416,777)	(4,236)	(16)

Units, end of period	431,619	314,461	87,501	3,980

Unit value, end of period $	10.02 to 12.52	11.10 to 13.87	10.78 to 13.47	10.11 to 12.64
Assets, end of period $	4,710,940	3,942,230	1,123,885	50,313
Investment income ratio*	9.93%	4.22%	0.00%	0.00%
Total return, lowest to highest**	(10.67%) to (6.10%)	2.36% to 2.96%	5.39% to 6.57%	1.13%

(r)	Reflects the period from commencement of operations on October 31, 2005 through December 31, 2005.

	Sub-Account
	American Growth Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	2,342,984	1,738,879	1,143,247	545,616	137,745
Units issued	1,671,199	892,176	700,598	673,912	427,410
Units redeemed	(822,686)	(288,071)	(104,966)	(76,281)	(19,539)

Units, end of period	3,191,497	2,342,984	1,738,879	1,143,247	545,616

Unit value, end of period $	12.36 to 8.21	14.71	13.15 to 19.79	11.97 to 18.02	15.57
Assets, end of period $	33,818,004	46,630,648	33,139,292	20,601,851	8,493,287
Investment income ratio*	2.13%	1.21%	0.29%	0.00%	0.00%
Total return, lowest to highest**	(44.20%) to (31.29%)	3.36% to 11.94%	5.98% to 9.80%	8.06% to 15.79%	12.10%

95

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	American Growth-Income Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,040,281	679,810	521,355	449,119	82,521
Units issued	470,399	441,217	216,940	149,136	380,820
Units redeemed	(254,220)	(80,746)	(58,485)	(76,900)	(14,222)

Units, end of period	1,256,460	1,040,281	679,810	521,355	449,119

Unit value, end of period $	8.17	13.20 to 19.70	12.61 to 18.83	10.99 to 16.40	15.56
Assets, end of period $	12,746,026	18,035,767	12,406,440	8,548,154	6,986,508
Investment income ratio*	2.27%	2.89%	1.04%	0.45%	0.27%
Total return, lowest to highest**	(38.08%) to (24.49%)	(0.67%) to 4.64%	11.61% to 14.80%	2.77% to 5.44%	9.96%

	Sub-Account
	American International Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,335,767	953,997	691,580	464,968	162,566
Units issued	666,694	613,619	465,773	275,981	508,234
Units redeemed	(413,373)	(231,849)	(203,356)	(49,369)	(205,832)

Units, end of period	1,589,088	1,335,767	953,997	691,580	464,968

Unit value, end of period $	17.85 to 10.14	17.60 to 30.98	14.72 to 25.91	12.41 to 21.86	18.05
Assets, end of period $	21,999,643	35,473,301	22,969,248	15,109,849	8,393,946
Investment income ratio*	4.09%	2.31%	0.86%	0.64%	0.48%
Total return, lowest to highest**	(42.37%) to (26.02%)	9.35% to 19.58%	10.32% to 18.54%	12.31% to 21.07%	18.88%

96

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Blue Chip Growth Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	40,793	7,642	29	—
Units issued	64,266	39,576	9,536	29
Units redeemed	(16,378)	(6,425)	(1,923)	—

Units, end of period	88,681	40,793	7,642	29

Unit value, end of period $	39.69	69.05	61.21	55.85
Assets, end of period $	3,519,833	2,816,663	467,688	1,594
Investment income ratio*	0.40%	0.81%	0.03%	0.00%
Total return, lowest to highest**	(42.52%) to (28.71%)	5.35% to 12.81%	7.94% to 10.44%	4.67%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Blue Chip Growth Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,501,232	1,513,575	1,703,650	1,815,010	1,870,417
Units issued	157,192	193,922	77,248	152,090	179,087
Units redeemed	(244,888)	(206,265)	(267,323)	(263,450)	(234,494)

Units, end of period	1,413,536	1,501,232	1,513,575	1,703,650	1,815,010

Unit value, end of period $	16.36	28.46	25.24	23.03	21.81
Assets, end of period $	23,118,554	42,725,551	38,206,324	39,243,002	39,592,296
Investment income ratio*	0.32%	0.72%	0.20%	0.40%	0.11%
Total return, lowest to highest**	(42.53%)	12.75%	9.59%	5.60%	9.03%

97

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Brandes International Equity Trust
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	36,448	438	—
Units issued	39,229	37,706	892
Units redeemed	(39,312)	(1,696)	(454)

Units, end of period	36,365	36,448	438

Unit value, end of period $	22.36	37.17	34.41
Assets, end of period $	813,066	1,354,678	15,086
Investment income ratio*	4.49%	3.86%	3.65%
Total return, lowest to highest**	(39.84%) to (24.43%)	0.84% to 8.01%	14.79% to 26.78%

(a)	Fund available in prior year but no activity.

	Sub-Account
	Business Opportunity Value Trust
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	46,273	1,426	—
Units issued	71,242	48,372	2,108
Units redeemed	(49,289)	(3,525)	(682)

Units, end of period	68,226	46,273	1,426

Unit value, end of period $	10.58	16.15	15.32
Assets, end of period $	721,884	747,303	21,842
Investment income ratio*	0.05%	1.25%	1.63%
Total return, lowest to highest**	(34.70%) to (23.56%)	0.63% to 5.44%	11.94% to 13.89%

(a)	Fund available in prior year but no activity.

98

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Capital Appreciation Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	85,512	44,224	53	—
Units issued	116,994	76,983	52,244	53
Units redeemed	(25,728)	(35,695)	(8,073)	—

Units, end of period	176,778	85,512	44,224	53

Unit value, end of period $	8.72	13.89	12.43	12.15
Assets, end of period $	1,540,973	1,187,598	549,868	640
Investment income ratio*	0.73%	0.46%	0.00%	0.00%
Total return, lowest to highest**	(37.24%) to (23.78%)	7.66% to 11.70%	0.97% to 7.46%	8.44%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Capital Appreciation Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,616,971	1,713,529	427,964	215,907	137,603
Units issued	81,782	83,337	1,757,436	387,465	104,968
Units redeemed	(238,629)	(179,895)	(471,871)	(175,408)	(26,664)

Units, end of period	1,460,124	1,616,971	1,713,529	427,964	215,907

Unit value, end of period $	8.90	14.18	12.71	12.43	10.90
Assets, end of period $	12,999,758	22,931,837	21,773,547	5,317,782	2,353,509
Investment income ratio*	0.45%	0.29%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(37.22%)	11.61%	2.26%	13.99%	9.33%

99

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Capital Appreciation Value Trust Series 0
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	61,493
Units redeemed	(9,060)

Units, end of period	52,433

Unit value, end of period $	7.27
Assets, end of period $	381,132
Investment income ratio*	1.93%
Total return, lowest to highest**	(27.77%) to (21.81%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

Sub-Account
Capital Appreciation Value Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	2,863
Units redeemed	(17)

Units, end of period	2,846

Unit value, end of period $	7.27
Assets, end of period $	20,677
Investment income ratio*	3.07%
Total return, lowest to highest**	(27.34%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

100

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Classic Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	145,466	35,333	155	—
Units issued	135,382	135,655	37,458	160
Units redeemed	(46,143)	(25,522)	(2,280)	(5)

Units, end of period	234,705	145,466	35,333	155

Unit value, end of period $	6.23	11.44	13.09	11.27
Assets, end of period $	1,462,303	1,664,561	462,509	1,747
Investment income ratio*	2.70%	2.74%	2.65%	3.70%
Total return, lowest to highest**	(45.55%) to (29.61%)	(12.58%) to (12.50%)	13.46% to 16.14%	4.11%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Classic Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	598,591	590,103	367,626	14,835	—
Units issued	27,580	53,006	376,498	461,900	18,133
Units redeemed	(447,321)	(44,518)	(154,021)	(109,109)	(3,298)

Units, end of period	178,850	598,591	590,103	367,626	14,835

Unit value, end of period $	8.41	15.44	17.67	15.22	13.91
Assets, end of period $	1,503,606	9,243,380	10,424,108	5,596,604	206,397
Investment income ratio*	1.47%	1.61%	1.06%	2.63%	0.68%
Total return, lowest to highest**	(45.55%)	(12.58%)	16.04%	9.42%	11.31%

(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

101

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Core Allocation Plus Trust Series 0
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	26,450
Units redeemed	(2,195)

Units, end of period	24,255

Unit value, end of period $	6.91
Assets, end of period $	167,531
Investment income ratio*	1.25%
Total return, lowest to highest**	(31.54%) to (20.17%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

Sub-Account
Core Allocation Plus Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	2,697
Units redeemed	(94)

Units, end of period	2,603

Unit value, end of period $	6.91
Assets, end of period $	17,989
Investment income ratio*	0.99%
Total return, lowest to highest**	(30.89%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

102

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Core Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	6,608	1,619	—
Units issued	45,229	6,309	1,819
Units redeemed	(4,989)	(1,320)	(200)

Units, end of period	46,848	6,608	1,619

Unit value, end of period $	11.53	11.15	10.48
Assets, end of period $	539,932	73,690	16,975
Investment income ratio*	10.35%	8.63%	2.71%
Total return, lowest to highest**	1.09% to 3.36%	4.77% to 6.36%	3.76% to 4.71%

(a)	Fund available in prior year but no activity.

	Sub-Account
	Core Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	7,401	6,596	1,342	—
Units issued	65,912	7,031	6,046	1,360
Units redeemed	(4,936)	(6,226)	(792)	(18)

Units, end of period	68,377	7,401	6,596	1,342

Unit value, end of period $	14.39	13.93	13.11	12.63
Assets, end of period $	983,878	103,082	86,467	16,947
Investment income ratio*	13.33%	6.90%	3.31%	0.00%
Total return, lowest to highest**	3.29%	6.27%	3.79%	1.04%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

103

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Core Equity Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	32,819	6,970	—
Units issued	102,127	35,758	7,761
Units redeemed	(29,216)	(9,909)	(791)

Units, end of period	105,730	32,819	6,970

Unit value, end of period $	5.28	11.59	12.31
Assets, end of period $	558,164	380,474	85,817
Investment income ratio*	24.03%	0.05%	0.00%
Total return, lowest to highest**	(54.46%) to (30.69%)	(6.41%) to (5.85%)	6.73% to 12.62%

(a)	Fund available in prior year but no activity.

	Sub-Account
	Core Equity Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	99,898	77,672	60,991	4,828	—
Units issued	34,299	34,366	37,117	57,288	4,889
Units redeemed	(16,171)	(12,140)	(20,436)	(1,125)	(61)

Units, end of period	118,026	99,898	77,672	60,991	4,828

Unit value, end of period $	6.89	15.14	16.08	15.07	14.23
Assets, end of period $	813,721	1,512,250	1,249,336	919,134	68,707
Investment income ratio*	14.66%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(54.46%)	(5.89%)	6.73%	5.90%	13.84%

(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

104

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	CSI Equity Trust
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	93,485	25,653	—
Units issued	80,569	70,933	26,545
Units redeemed	(5,158)	(3,101)	(892)

Units, end of period	168,896	93,485	25,653

Unit value, end of period $	12.61	18.48	17.02
Assets, end of period $	2,129,023	1,727,702	436,518
Investment income ratio*	1.45%	1.50%	1.71%
Total return, lowest to highest**	(31.79%) to (20.72%)	4.87% to 8.61%	16.88% to 17.90%

(a)	Fund available in prior year but no activity.

Sub-Account
Disciplined Diversification Trust Series 0
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	276,790
Units redeemed	(32,775)

Units, end of period	244,015

Unit value, end of period $	7.22
Assets, end of period $	1,761,052
Investment income ratio*	5.06%
Total return, lowest to highest**	(28.63%) to (18.51%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

105

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Disciplined Diversification Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	751
Units redeemed	(12)

Units, end of period	739

Unit value, end of period $	7.21
Assets, end of period $	5,332
Investment income ratio*	3.12%
Total return, lowest to highest**	(27.87%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

	Sub-Account
	Dynamic Growth Trust Series 0
	Year Ended Dec. 31/08 (ad)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	16,720	4,413	2	—
Units issued	5,194	18,549	4,735	2
Units redeemed	(21,914)	(6,242)	(324)	—

Units, end of period	—	16,720	4,413	2

Unit value, end of period $	12.82	14.19	12.96	11.70
Assets, end of period $	—	237,176	57,198	19
Investment income ratio*	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(9.61%)	1.69% to 9.44%	3.07% to 10.83%	4.01%

(ad)	Terminated as an investment option and funds transferred to Mid Cap Stock Trust on April 28, 2008.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

106

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Dynamic Growth Trust Series 1
	Year Ended Dec. 31/08 (ad)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	936,987	907,896	1,392,191	1,148,353	1,137,436
Units issued	15,929	203,631	177,716	511,560	138,220
Units redeemed	(952,916)	(174,540)	(662,011)	(267,722)	(127,303)

Units, end of period	—	936,987	907,896	1,392,191	1,148,353

Unit value, end of period $	5.97	6.61	6.05	5.45	4.85
Assets, end of period $	—	6,195,207	5,493,471	7,587,284	5,568,057
Investment income ratio*	0.00%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(9.66%)	9.27%	11.02%	12.40%	10.01%

(ad)	Terminated as an investment option and funds transferred to Mid Cap Stock Trust on April 28, 2008.

	Sub-Account
	Emerging Growth Trust Series 0
	Year Ended Dec. 31/08 (p)	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	38,638	11,398	—
Units issued	72,752	33,099	12,581
Units redeemed	(111,390)	(5,859)	(1,183)

Units, end of period	—	38,638	11,398

Unit value, end of period $	7.09	13.88	13.34
Assets, end of period $	—	536,174	152,055
Investment income ratio*	0.38%	0.24%	0.00%
Total return, lowest to highest**	(48.90%) to (37.59%)	0.36% to 4.02%	2.01% to 11.59%

(p)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.
(a)	Fund available in prior year but no activity.

107

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Emerging Growth Trust Series 1
	Year Ended Dec. 31/08 (p)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	46,495	61,315	72,642	35,131	14,999
Units issued	12,203	38,789	29,567	73,530	26,543
Units redeemed	(58,698)	(53,609)	(40,894)	(36,019)	(6,411)

Units, end of period	—	46,495	61,315	72,642	35,131

Unit value, end of period $	11.15	21.82	21.00	18.82	17.48
Assets, end of period $	—	1,014,458	1,287,823	1,367,168	614,154
Investment income ratio*	0.41%	0.09%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(48.90%)	3.88%	11.59%	7.65%	6.90%

(p)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.

	Sub-Account
	Emerging Markets Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (h)
Units, beginning of period	34,509	—
Units issued	66,918	40,759
Units redeemed	(13,375)	(6,250)

Units, end of period	88,052	34,509

Unit value, end of period $	5.77	11.99
Assets, end of period $	507,699	413,901
Investment income ratio*	3.11%	1.63%
Total return, lowest to highest**	(51.92%)	7.16% to 19.94%

(h)	Reflects the period from commencement of operations on April 30, 2007 through December 31, 2007.

108

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Emerging Markets Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (h)
Units, beginning of period	70,658	—
Units issued	394,873	323,440
Units redeemed	(78,902)	(252,782)

Units, end of period	386,629	70,658

Unit value, end of period $	7.21	15.00
Assets, end of period $	2,787,213	1,059,804
Investment income ratio*	3.88%	1.19%
Total return, lowest to highest**	(51.94%)	19.99%

(h)	Reflects the period from commencement of operations on April 30, 2007 through December 31, 2007.

	Sub-Account
	Emerging Small Company Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	91,854	27,387	176	—
Units issued	73,437	75,648	30,808	176
Units redeemed	(14,963)	(11,181)	(3,597)	—

Units, end of period	150,328	91,854	27,387	176

Unit value, end of period $	7.29	12.83	11.87	11.59
Assets, end of period $	1,095,246	1,178,859	325,215	2,044
Investment income ratio*	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(43.23%) to (31.25%)	0.05% to 8.08%	(5.35%) to 2.44%	4.14%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

109

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Emerging Small Company Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	670,667	755,137	833,633	934,063	1,067,807
Units issued	7,679	8,589	27,379	23,031	35,210
Units redeemed	(90,146)	(93,059)	(105,875)	(123,461)	(168,954)

Units, end of period	588,200	670,667	755,137	833,633	934,063

Unit value, end of period $	40.52	71.43	66.12	64.56	61.46
Assets, end of period $	23,834,138	47,910,351	49,927,098	53,821,139	57,409,523
Investment income ratio*	0.00%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(43.28%)	8.05%	2.41%	5.04%	11.52%

	Sub-Account
	Equity-Income Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	190,329	44,286	1,467	—
Units issued	150,275	185,002	46,313	1,469
Units redeemed	(32,680)	(38,959)	(3,494)	(2)

Units, end of period	307,924	190,329	44,286	1,467

Unit value, end of period $	19.40	30.29	29.30	24.61
Assets, end of period $	5,975,008	5,764,993	1,297,432	36,113
Investment income ratio*	3.09%	3.24%	0.68%	0.00%
Total return, lowest to highest**	(35.94%) to (23.36%)	(0.41%) to 3.39%	14.00% to 19.05%	1.57%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

110

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Equity-Income Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,905,393	2,003,642	2,132,819	2,412,742	2,332,214
Units issued	128,512	147,768	178,419	246,902	284,993
Units redeemed	(322,401)	(246,017)	(307,596)	(526,825)	(204,465)

Units, end of period	1,711,504	1,905,393	2,003,642	2,132,819	2,412,742

Unit value, end of period $	19.49	30.44	29.45	24.74	23.81
Assets, end of period $	33,359,115	57,992,370	59,007,712	52,773,756	57,447,214
Investment income ratio*	2.39%	2.88%	1.51%	1.27%	1.24%
Total return, lowest to highest**	(35.96%)	3.35%	19.02%	3.92%	14.81%

	Sub-Account
	Financial Services Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	37,620	12,570	21	—
Units issued	110,768	32,535	13,168	23
Units redeemed	(32,249)	(7,485)	(619)	(2)

Units, end of period	116,139	37,620	12,570	21

Unit value, end of period $	11.79	21.29	22.83	18.53
Assets, end of period $	1,368,921	800,870	286,925	385
Investment income ratio*	1.36%	1.55%	0.01%	0.00%
Total return, lowest to highest**	(44.63%) to (28.65%)	(6.73%) to (3.84%)	19.86% to 23.16%	8.43%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

111

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Financial Services Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	179,750	260,203	186,864	163,128	118,024
Units issued	88,029	145,683	205,741	64,532	60,023
Units redeemed	(59,162)	(226,136)	(132,402)	(40,796)	(14,919)

Units, end of period	208,617	179,750	260,203	186,864	163,128

Unit value, end of period $	9.82	17.74	19.04	15.46	14.09
Assets, end of period $	2,048,333	3,188,630	4,953,510	2,889,405	2,297,778
Investment income ratio*	1.04%	1.17%	0.28%	0.38%	0.34%
Total return, lowest to highest**	(44.65%)	(6.81%)	23.11%	9.78%	10.38%

Sub-Account
Franklin Templeton Founding Allocation Trust Series 0
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	140,744
Units redeemed	(19,996)

Units, end of period	120,748

Unit value, end of period $	6.79
Assets, end of period $	820,057
Investment income ratio*	10.70%
Total return, lowest to highest**	(32.68%) to (21.32%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

112

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Franklin Templeton Founding Allocation Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	20,207
Units redeemed	(156)

Units, end of period	20,051

Unit value, end of period $	6.79
Assets, end of period $	136,112
Investment income ratio*	9.47%
Total return, lowest to highest**	(32.12%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

	Sub-Account
	Frontier Capital Appreciation Trust
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	11,432	249	—
Units issued	17,617	12,492	271
Units redeemed	(11,296)	(1,309)	(22)

Units, end of period	17,753	11,432	249

Unit value, end of period $	26.44	45.60	40.75
Assets, end of period $	469,300	521,298	10,122
Investment income ratio*	0.00%	0.00%	0.00%
Total return, lowest to highest**	(42.03%) to (33.95%)	2.22% to 11.92%	6.09% to 16.35%

(a)	Fund available in prior year but no activity.

113

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Fundamental Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	217,370	115,334	141	—
Units issued	335,263	153,127	124,158	141
Units redeemed	(31,200)	(51,091)	(8,965)	—

Units, end of period	521,433	217,370	115,334	141

Unit value, end of period $	8.02	13.20	12.68	11.07
Assets, end of period $	4,180,215	2,869,319	1,462,722	1,557
Investment income ratio*	1.33%	1.90%	0.07%	0.00%
Total return, lowest to highest**	(39.27%) to (27.52%)	1.75% to 4.08%	12.76% to 14.55%	5.45%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Fundamental Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	839,619	843,213	849,648	695,383	590,460
Units issued	1,944,160	82,479	133,558	220,265	491,439
Units redeemed	(169,348)	(86,073)	(139,993)	(66,000)	(386,516)

Units, end of period	2,614,431	839,619	843,213	849,648	695,383

Unit value, end of period $	11.23	18.50	17.78	15.53	14.27
Assets, end of period $	29,351,918	15,533,588	14,994,270	13,193,852	9,921,146
Investment income ratio*	2.04%	1.61%	0.78%	0.41%	0.54%
Total return, lowest to highest**	(39.32%)	4.04%	14.51%	8.85%	11.80%

114

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Global Allocation Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	122,877	9,883	71	—
Units issued	122,603	131,974	10,770	101
Units redeemed	(28,876)	(18,980)	(958)	(30)

Units, end of period	216,604	122,877	9,883	71

Unit value, end of period $	8.51	12.93	12.31	10.84
Assets, end of period $	1,843,272	1,589,323	121,671	771
Investment income ratio*	7.20%	10.45%	0.24%	0.00%
Total return, lowest to highest**	(34.21%) to (24.39%)	2.47% to 5.06%	9.71% to 13.58%	3.65%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Global Allocation Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	413,568	379,029	152,291	132,952	89,002
Units issued	26,455	45,341	261,551	39,049	53,031
Units redeemed	(265,927)	(10,802)	(34,813)	(19,710)	(9,081)

Units, end of period	174,096	413,568	379,029	152,291	132,952

Unit value, end of period $	9.55	14.54	13.83	12.18	11.47
Assets, end of period $	1,662,726	6,011,840	5,240,771	1,855,210	1,525,012
Investment income ratio*	3.05%	6.89%	1.08%	0.98%	0.93%
Total return, lowest to highest**	(34.29%)	5.14%	13.50%	6.20%	12.73%

115

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Global Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	101,209	17,041	89	—
Units issued	214,587	124,717	18,077	89
Units redeemed	(69,561)	(40,549)	(1,125)	—

Units, end of period	246,235	101,209	17,041	89

Unit value, end of period $	21.38	22.37	20.41	19.39
Assets, end of period $	5,264,809	2,264,010	347,795	1,721
Investment income ratio*	0.45%	8.78%	0.00%	0.00%
Total return, lowest to highest**	(10.44%) to (1.77%)	7.85% to 9.61%	1.63% to 5.64%	(2.91%)

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Global Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	378,221	297,509	322,524	286,806	236,589
Units issued	169,048	133,164	120,068	98,791	107,553
Units redeemed	(193,943)	(52,452)	(145,083)	(63,073)	(57,336)

Units, end of period	353,326	378,221	297,509	322,524	286,806

Unit value, end of period $	21.36	22.36	20.39	19.37	20.73
Assets, end of period $	7,545,805	8,456,390	6,067,380	6,248,309	5,945,240
Investment income ratio*	0.66%	8.07%	0.00%	4.56%	3.61%
Total return, lowest to highest**	(4.48%)	9.63%	5.27%	(6.54%)	10.24%

116

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Global Real Estate Trust Series 0
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	31,117
Units redeemed	(2,751)

Units, end of period	28,366

Unit value, end of period $	5.57
Assets, end of period $	158,101
Investment income ratio*	13.12%
Total return, lowest to highest**	(44.26%) to (31.57%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

Sub-Account
Global Real Estate Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	8,126
Units redeemed	(130)

Units, end of period	7,996

Unit value, end of period $	5.57
Assets, end of period $	44,526
Investment income ratio*	10.79%
Total return, lowest to highest**	(44.31%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

117

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Global Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	126,882	17,172	521	—
Units issued	121,812	156,179	20,726	521
Units redeemed	(78,944)	(46,469)	(4,075)	—

Units, end of period	169,750	126,882	17,172	521

Unit value, end of period $	8.32	13.75	13.57	11.27
Assets, end of period $	1,412,211	1,744,368	233,002	5,867
Investment income ratio*	2.39%	2.20%	0.33%	0.00%
Total return, lowest to highest**	(39.49%) to (23.39%)	(1.71%) to 1.32%	12.88% to 20.42%	4.59%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Global Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	580,663	616,455	608,573	643,035	666,250
Units issued	21,813	42,055	100,069	31,573	81,135
Units redeemed	(93,071)	(77,847)	(92,187)	(66,035)	(104,350)

Units, end of period	509,405	580,663	616,455	608,573	643,035

Unit value, end of period $	15.43	25.52	25.19	20.93	18.90
Assets, end of period $	7,859,543	14,819,721	15,525,583	12,738,420	12,156,585
Investment income ratio*	1.89%	2.27%	1.27%	1.25%	1.69%
Total return, lowest to highest**	(39.55%)	1.34%	20.32%	10.72%	14.75%

118

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Growth & Income Trust Series 0
	Year Ended Dec. 31/08 (ac)	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (e)	Year Ended Dec. 31/05 (b)
Units, beginning of period	45,212	14,132	538	—
Units issued	12,799	35,773	15,640	538
Units redeemed	(58,011)	(4,693)	(2,046)	—

Units, end of period	—	45,212	14,132	538

Unit value, end of period $	75.32	82.20	78.98	70.07
Assets, end of period $	—	3,716,284	1,116,178	37,698
Investment income ratio*	0.56%	1.91%	0.14%	0.00%
Total return, lowest to highest**	(8.36%)	1.54% to 4.07%	10.92% to 12.72%	4.78%

(ac)	Terminated as an investment option and funds transferred to Optimized All Cap Trust on April 28, 2008.
(e)	Fund renamed on May 1, 2006. Previously known as Growth & Income Trust II.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Health Sciences Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	96,833	43,543	19	—
Units issued	135,216	66,550	54,129	20
Units redeemed	(43,596)	(13,260)	(10,605)	(1)

Units, end of period	188,453	96,833	43,543	19

Unit value, end of period $	12.11	17.26	14.66	13.52
Assets, end of period $	2,281,170	1,671,128	638,287	256
Investment income ratio*	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(29.86%) to (21.80%)	11.46% to 17.73%	4.52% to 13.10%	9.75%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

119

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Health Sciences Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	366,728	309,378	414,571	289,642	208,392
Units issued	429,784	212,104	132,428	188,126	173,743
Units redeemed	(461,572)	(154,754)	(237,621)	(63,197)	(92,493)

Units, end of period	334,940	366,728	309,378	414,571	289,642

Unit value, end of period $	15.58	22.23	18.89	17.43	15.48
Assets, end of period $	5,219,205	8,152,233	5,844,448	7,226,506	4,482,118
Investment income ratio*	0.00%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(29.90%)	17.67%	8.37%	12.64%	15.31%

	Sub-Account
	High Yield Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	73,752	17,277	232	—
Units issued	134,571	82,542	19,407	240
Units redeemed	(33,371)	(26,067)	(2,362)	(8)

Units, end of period	174,952	73,752	17,277	232

Unit value, end of period $	9.19	13.03	12.82	11.61
Assets, end of period $	1,607,698	961,063	221,508	2,697
Investment income ratio*	11.18%	14.21%	0.42%	0.00%
Total return, lowest to highest**	(29.78%) to (24.36%)	1.64% to 3.36%	7.71% to 10.48%	0.79%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

120

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	High Yield Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	608,635	820,106	900,558	887,651	896,166
Units issued	135,737	465,144	570,917	1,156,583	1,033,024
Units redeemed	(107,029)	(676,615)	(651,369)	(1,143,676)	(1,041,539)

Units, end of period	637,343	608,635	820,106	900,558	887,651

Unit value, end of period $	13.96	19.81	19.49	17.65	17.03
Assets, end of period $	8,896,592	12,054,256	15,981,183	15,900,525	15,113,826
Investment income ratio*	10.10%	11.78%	6.72%	5.02%	4.85%
Total return, lowest to highest**	(29.52%)	1.64%	10.37%	3.70%	11.06%

	Sub-Account
	Income & Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	46,038	2,772	59	—
Units issued	19,856	48,931	2,848	59
Units redeemed	(15,753)	(5,665)	(135)	—

Units, end of period	50,141	46,038	2,772	59

Unit value, end of period $	8.34	11.93	11.80	10.85
Assets, end of period $	418,351	549,317	32,712	644
Investment income ratio*	3.04%	4.99%	0.17%	0.00%
Total return, lowest to highest**	(30.07%) to (17.93%)	(1.62%) to 1.11%	6.71% to 8.77%	2.71%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

121

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Income & Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,469,682	1,661,476	1,786,282	2,007,363	759,656
Units issued	34,479	31,753	58,241	114,938	1,540,620
Units redeemed	(179,450)	(223,547)	(183,047)	(336,019)	(292,913)

Units, end of period	1,324,711	1,469,682	1,661,476	1,786,282	2,007,363

Unit value, end of period $	15.20	21.75	21.51	19.80	18.82
Assets, end of period $	20,134,333	31,968,921	35,743,879	35,365,263	37,770,719
Investment income ratio*	3.08%	3.96%	1.99%	1.70%	0.62%
Total return, lowest to highest**	(30.13%)	1.11%	8.66%	5.22%	7.64%

Sub-Account
Index Allocation Trust Series 0
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	57,115
Units redeemed	(15,309)

Units, end of period	41,806

Unit value, end of period $	7.52
Assets, end of period $	314,295
Investment income ratio*	4.26%
Total return, lowest to highest**	(25.51%) to (17.79%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

122

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Index Allocation Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	728
Units redeemed	(16)

Units, end of period	712

Unit value, end of period $	7.52
Assets, end of period $	5,346
Investment income ratio*	4.16%
Total return, lowest to highest**	(24.84%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

	Sub-Account
	International Core Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (f)	Year Ended Dec. 31/05 (b)
Units, beginning of period	165,333	44,439	147	—
Units issued	156,585	167,352	47,659	160
Units redeemed	(31,781)	(46,458)	(3,367)	(13)

Units, end of period	290,137	165,333	44,439	147

Unit value, end of period $	10.16	16.55	14.84	11.89
Assets, end of period $	2,948,335	2,735,485	659,612	1,747
Investment income ratio*	6.58%	2.70%	0.45%	0.00%
Total return, lowest to highest**	(38.58%) to (22.22%)	3.06% to 11.46%	12.48% to 24.81%	10.00%

(f)	Fund renamed on May 1, 2006. Previously known as International Stock Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

123

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	International Core Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (f)	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,267,527	1,379,369	1,574,644	1,597,724	1,779,013
Units issued	57,825	172,874	199,302	208,412	270,167
Units redeemed	(145,396)	(284,716)	(394,577)	(231,492)	(451,456)

Units, end of period	1,179,956	1,267,527	1,379,369	1,574,644	1,597,724

Unit value, end of period $	13.84	22.54	20.23	16.22	13.99
Assets, end of period $	16,328,396	28,576,915	27,910,801	25,536,350	22,347,931
Investment income ratio*	5.21%	2.20%	0.60%	0.76%	0.84%
Total return, lowest to highest**	(38.62%)	11.42%	24.77%	15.94%	15.59%

(f)	Fund renamed on May 1, 2006. Previously known as International Stock Trust.

	Sub-Account
	International Equity Index Trust A Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (c)	Year Ended Dec. 31/04 (d)
Units, beginning of period	401,232	354,913	282,461	280,538	—
Units issued	173,638	102,021	175,803	135,805	329,326
Units redeemed	(141,969)	(55,702)	(103,351)	(133,882)	(48,788)

Units, end of period	432,901	401,232	354,913	282,461	280,538

Unit value, end of period $	13.87	25.00	21.66	17.26	14.81
Assets, end of period $	6,003,063	10,033,176	7,689,141	4,876,719	4,153,578
Investment income ratio*	2.15%	3.92%	0.72%	0.75%	0.48%
Total return, lowest to highest**	(44.54%)	15.42%	25.48%	16.61%	18.44%

(c)	Fund renamed on May 2, 2005. Previously known as International Equity Index Fund.
(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

124

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	International Equity Index Trust B Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	115,068	17,730	56	—
Units issued	115,371	194,216	19,452	60
Units redeemed	(44,875)	(96,878)	(1,778)	(4)

Units, end of period	185,564	115,068	17,730	56

Unit value, end of period $	26.52	47.69	41.18	32.39
Assets, end of period $	4,921,514	5,487,278	730,024	1,804
Investment income ratio*	3.18%	5.61%	0.17%	0.00%
Total return, lowest to highest**	(44.38%) to (27.72%)	6.22% to 15.82%	15.34% to 27.11%	9.94%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	International Opportunities Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	123,540	20,208	43	—
Units issued	137,348	113,238	22,683	43
Units redeemed	(55,287)	(9,906)	(2,518)	—

Units, end of period	205,601	123,540	20,208	43

Unit value, end of period $	9.16	18.51	15.41	12.43
Assets, end of period $	1,883,257	2,286,484	311,443	541
Investment income ratio*	1.61%	2.04%	0.04%	0.00%
Total return, lowest to highest**	(50.51%) to (34.21%)	14.07% to 20.10%	13.70% to 23.96%	15.80%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

125

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	International Opportunities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	289,267	194,092	11,505	—
Units issued	371,715	375,594	299,463	11,596
Units redeemed	(475,895)	(280,419)	(116,876)	(91)

Units, end of period	185,087	289,267	194,092	11,505

Unit value, end of period $	11.42	23.10	19.23	15.53
Assets, end of period $	2,113,584	6,681,311	3,732,687	178,679
Investment income ratio*	1.15%	1.99%	0.67%	0.00%
Total return, lowest to highest**	(50.56%)	20.10%	23.84%	24.24%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	International Small Cap Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	164,457	21,182	262	—
Units issued	165,816	175,012	30,818	340
Units redeemed	(51,318)	(31,737)	(9,898)	(78)

Units, end of period	278,955	164,457	21,182	262

Unit value, end of period $	7.39	15.73	14.27	11.18
Assets, end of period $	2,062,406	2,586,848	302,325	2,923
Investment income ratio*	3.53%	3.85%	0.32%	0.00%
Total return, lowest to highest**	(53.00%) to (37.64%)	(8.01%) to 10.20%	13.15% to 27.73%	5.67%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

126

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	International Small Cap Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	452,923	460,765	603,603	483,045	495,768
Units issued	107,379	349,294	271,647	542,640	272,973
Units redeemed	(141,749)	(357,136)	(414,485)	(422,082)	(285,696)

Units, end of period	418,553	452,923	460,765	603,603	483,045

Unit value, end of period $	14.52	30.89	28.05	21.96	19.94
Assets, end of period $	6,078,539	13,989,318	12,922,092	13,253,506	9,633,024
Investment income ratio*	2.70%	2.73%	1.23%	0.84%	0.12%
Total return, lowest to highest**	(52.98%)	10.13%	27.73%	10.11%	21.06%

	Sub-Account
	International Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	259,863	73,556	88	—
Units issued	281,212	244,711	82,565	89
Units redeemed	(98,703)	(58,404)	(9,097)	(1)

Units, end of period	442,372	259,863	73,556	88

Unit value, end of period $	9.15	15.95	14.55	11.23
Assets, end of period $	4,046,318	4,143,934	1,070,153	993
Investment income ratio*	4.45%	4.71%	0.22%	0.00%
Total return, lowest to highest**	(42.64%) to (26.82%)	5.24% to 9.61%	17.67% to 29.61%	4.80%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

127

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	International Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,564,989	1,763,611	1,600,518	1,081,276	800,132
Units issued	40,606	222,231	580,310	1,004,722	621,132
Units redeemed	(248,694)	(420,853)	(417,217)	(485,480)	(339,988)

Units, end of period	1,356,901	1,564,989	1,763,611	1,600,518	1,081,276

Unit value, end of period $	14.23	24.81	22.65	17.48	15.81
Assets, end of period $	19,301,098	38,827,351	39,949,803	27,977,424	17,098,318
Investment income ratio*	3.45%	4.22%	1.73%	0.72%	1.15%
Total return, lowest to highest**	(42.66%)	9.52%	29.60%	10.54%	21.55%

	Sub-Account
	Investment Quality Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	80,225	10,501	—
Units issued	160,301	82,285	11,284
Units redeemed	(55,551)	(12,561)	(783)

Units, end of period	184,975	80,225	10,501

Unit value, end of period $	10.97	11.15	10.50
Assets, end of period $	2,029,254	894,483	110,223
Investment income ratio*	8.35%	10.61%	1.26%
Total return, lowest to highest**	(3.10%) to 0.35%	4.83% to 6.23%	3.64% to 4.76%

(a)	Fund available in prior year but no activity.

128

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Investment Quality Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	835,318	883,152	934,699	1,166,118	1,248,563
Units issued	29,684	67,579	80,538	179,811	91,517
Units redeemed	(134,184)	(115,413)	(132,085)	(411,230)	(173,962)

Units, end of period	730,818	835,318	883,152	934,699	1,166,118

Unit value, end of period $	23.30	23.70	22.31	21.55	21.07
Assets, end of period $	17,028,718	19,795,158	19,705,785	20,137,630	24,567,760
Investment income ratio*	6.47%	8.98%	5.99%	5.63%	5.94%
Total return, lowest to highest**	(1.67%)	6.21%	3.57%	2.27%	4.81%

	Sub-Account
	Large Cap Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	74,283	14,830	—
Units issued	61,227	64,255	15,487
Units redeemed	(16,153)	(4,802)	(657)

Units, end of period	119,357	74,283	14,830

Unit value, end of period $	7.84	12.96	12.77
Assets, end of period $	935,239	962,931	189,343
Investment income ratio*	1.95%	1.18%	0.02%
Total return, lowest to highest**	(39.55%) to (28.84%)	(1.46%) to 1.53%	13.34% to 14.38%

(a)	Fund available in prior year but no activity.

129

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Large Cap Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	1,351,236	34,072	869	—
Units issued	29,850	1,587,795	148,535	130,131
Units redeemed	(123,856)	(270,631)	(115,332)	(129,262)

Units, end of period	1,257,230	1,351,236	34,072	869

Unit value, end of period $	9.79	16.19	15.97	13.96
Assets, end of period $	12,311,939	21,878,540	544,040	12,109
Investment income ratio*	1.42%	0.79%	0.02%	0.00%
Total return, lowest to highest**	(39.52%)	1.40%	14.36%	11.70%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Large Cap Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	312,808	40,849	285	—
Units issued	341,611	353,983	51,967	313
Units redeemed	(72,740)	(82,024)	(11,403)	(28)

Units, end of period	581,679	312,808	40,849	285

Unit value, end of period $	9.00	14.03	13.43	11.58
Assets, end of period $	5,233,006	4,389,271	548,776	3,297
Investment income ratio*	1.99%	1.30%	0.12%	0.00%
Total return, lowest to highest**	(35.89%) to (22.82%)	0.67% to 4.45%	11.34% to 16.03%	5.24%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

130

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Large Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	424,640	316,288	275,325	238,973	98,687
Units issued	99,090	164,214	198,243	338,735	371,768
Units redeemed	(106,809)	(55,862)	(157,280)	(302,383)	(231,482)

Units, end of period	416,921	424,640	316,288	275,325	238,973

Unit value, end of period $	17.41	27.16	26.02	22.44	19.43
Assets, end of period $	7,257,508	11,533,344	8,230,078	6,179,567	4,644,416
Investment income ratio*	1.61%	1.02%	0.46%	0.00%	1.05%
Total return, lowest to highest**	(35.91%)	4.38%	15.94%	15.48%	21.80%

	Sub-Account
	Lifestyle Aggressive Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (v)	Year Ended Dec. 31/05 (b)

Units, beginning of period	1,878,078	698,032	11,325	—
Units issued	2,218,963	1,303,383	808,006	11,962
Units redeemed	(583,475)	(123,337)	(121,299)	(637)

Units, end of period	3,513,566	1,878,078	698,032	11,325

Unit value, end of period $	8.41	14.50	13.34	11.55
Assets, end of period $	29,546,692	27,229,364	9,314,281	130,860
Investment income ratio*	2.63%	8.96%	1.56%	0.07%
Total return, lowest to highest**	(42.00%) to (28.35%)	2.48% to 8.66%	10.16% to 15.48%	5.92%

(v)	Fund renamed on May 1, 2006. Previously known as Lifestyle Aggressive 1000 Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

131

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Lifestyle Aggressive Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (v)	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	1,045,746	1,034,272	864,648	708,565	500,142
Units issued	165,571	131,507	321,777	209,457	284,558
Units redeemed	(116,025)	(120,033)	(152,153)	(53,374)	(76,135)

Units, end of period	1,095,292	1,045,746	1,034,272	864,648	708,565

Unit value, end of period $	14.08	24.27	22.36	19.37	17.51
Assets, end of period $	15,423,262	25,384,726	23,128,583	16,746,448	12,404,137
Investment income ratio*	1.89%	9.34%	7.30%	1.75%	0.65%
Total return, lowest to highest**	(41.99%)	8.55%	15.46%	10.64%	16.05%

(v)	Fund renamed on May 1, 2006. Previously known as Lifestyle Aggressive 1000 Trust.

	Sub-Account
	Lifestyle Balanced Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (w)	Year Ended Dec. 31/05 (b)

Units, beginning of period	3,616,870	1,155,928	30,197	—
Units issued	4,240,191	2,847,801	1,310,263	31,584
Units redeemed	(468,629)	(386,859)	(184,532)	(1,387)

Units, end of period	7,388,432	3,616,870	1,155,928	30,197

Unit value, end of period $	9.06	13.19	12.37	10.97
Assets, end of period $	66,910,374	47,697,845	14,300,087	331,175
Investment income ratio*	4.71%	7.59%	1.76%	0.18%
Total return, lowest to highest**	(31.33%) to (21.25%)	3.29% to 6.60%	9.80% to 12.80%	3.32%

(w)	Fund renamed on May 1, 2006. Previously known as Lifestyle Balanced 640 Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

132

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Lifestyle Balanced Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (w)	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	2,881,154	2,622,654	2,359,219	1,949,465	1,517,216
Units issued	262,253	543,402	476,514	527,854	619,032
Units redeemed	(216,872)	(284,902)	(213,079)	(118,100)	(186,783)

Units, end of period	2,926,535	2,881,154	2,622,654	2,359,219	1,949,465

Unit value, end of period $	18.27	26.60	24.98	22.16	20.73
Assets, end of period $	53,476,454	76,629,316	65,514,497	52,277,135	40,415,463
Investment income ratio*	3.34%	7.47%	5.23%	3.73%	2.06%
Total return, lowest to highest**	(31.30%)	6.47%	12.73%	6.88%	13.49%

(w)	Fund renamed on May 1, 2006. Previously known as Lifestyle Balanced 640 Trust.

	Sub-Account
	Lifestyle Conservative Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (x)	Year Ended Dec. 31/05 (b)

Units, beginning of period	200,767	122,621	10	—
Units issued	441,003	127,951	128,552	23
Units redeemed	(51,532)	(49,805)	(5,941)	(13)

Units, end of period	590,238	200,767	122,621	10

Unit value, end of period $	9.99	11.81	11.21	10.34
Assets, end of period $	5,895,568	2,371,123	1,374,679	100
Investment income ratio*	6.69%	9.09%	0.65%	0.00%
Total return, lowest to highest**	(16.40%) to (10.74%)	4.04% to 5.35%	7.10% to 8.44%	1.05%

(x)	Fund renamed on May 1, 2006. Previously known as Lifestyle Conservative 280 Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

133

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Lifestyle Conservative Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (x)	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	305,309	288,038	295,628	289,630	290,414
Units issued	111,077	70,842	22,359	41,647	55,248
Units redeemed	(62,899)	(53,571)	(29,949)	(35,649)	(56,032)

Units, end of period	353,487	305,309	288,038	295,628	289,630

Unit value, end of period $	21.40	25.35	24.06	22.18	21.56
Assets, end of period $	7,565,598	7,739,240	6,928,768	6,558,099	6,244,993
Investment income ratio*	4.71%	8.00%	4.66%	4.82%	3.44%
Total return, lowest to highest**	(15.57%)	5.38%	8.44%	2.88%	8.59%

(x)	Fund renamed on May 1, 2006. Previously known as Lifestyle Conservative 280 Trust.

	Sub-Account
	Lifestyle Growth Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (y)	Year Ended Dec. 31/05 (b)

Units, beginning of period	8,400,013	2,785,384	52,831	—
Units issued	6,929,059	6,247,658	3,144,750	53,230
Units redeemed	(519,012)	(633,029)	(412,197)	(399)

Units, end of period	14,810,060	8,400,013	2,785,384	52,831

Unit value, end of period $	8.73	13.76	12.79	11.26
Assets, end of period $	129,311,195	115,560,317	35,629,937	594,998
Investment income ratio*	3.44%	7.85%	2.18%	0.25%
Total return, lowest to highest**	(36.54%) to (24.41%)	3.01% to 7.55%	9.70% to 13.58%	4.59%

(y)	Fund renamed on May 1, 2006. Previously known as Lifestyle Growth 820 Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

134

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Lifestyle Growth Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (y)	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	4,344,121	4,080,709	3,536,083	2,873,853	2,239,933
Units issued	383,567	564,108	862,632	853,307	903,333
Units redeemed	(387,763)	(300,696)	(318,006)	(191,077)	(269,413)

Units, end of period	4,339,925	4,344,121	4,080,709	3,536,083	2,873,853

Unit value, end of period $	16.33	25.76	23.96	21.11	19.43
Assets, end of period $	70,870,986	111,895,709	97,756,372	74,633,010	55,819,902
Investment income ratio*	2.59%	7.77%	5.91%	2.67%	1.35%
Total return, lowest to highest**	(36.60%)	7.52%	13.50%	8.66%	14.59%

(y)	Fund renamed on May 1, 2006. Previously known as Lifestyle Growth 820 Trust.

	Sub-Account
	Lifestyle Moderate Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (z)	Year Ended Dec. 31/05 (b)

Units, beginning of period	452,621	138,568	5,779	—
Units issued	1,002,161	380,409	188,312	5,805
Units redeemed	(182,510)	(66,356)	(55,523)	(26)

Units, end of period	1,272,272	452,621	138,568	5,779

Unit value, end of period $	9.35	12.33	11.71	10.60
Assets, end of period $	11,899,730	5,582,305	1,622,337	61,229
Investment income ratio*	6.57%	8.30%	1.43%	0.00%
Total return, lowest to highest**	(24.16%) to (16.44%)	3.32% to 5.34%	8.31% to 10.49%	2.15%

(z)	Fund renamed on May 1, 2006. Previously known as Lifestyle Moderate 460 Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

135

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Lifestyle Moderate Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (z)	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	557,212	560,538	452,129	413,158	302,011
Units issued	63,831	100,670	181,674	100,065	164,068
Units redeemed	(117,047)	(103,996)	(73,265)	(61,094)	(52,921)

Units, end of period	503,996	557,212	560,538	452,129	413,158

Unit value, end of period $	19.48	25.72	24.42	22.12	21.24
Assets, end of period $	9,820,583	14,329,767	13,690,869	10,001,375	8,774,966
Investment income ratio*	3.94%	7.58%	4.05%	4.07%	2.60%
Total return, lowest to highest**	(24.23%)	5.29%	10.42%	4.15%	11.04%

(z)	Fund renamed on May 1, 2006. Previously known as Lifestyle Moderate 460 Trust.

	Sub-Account
	Managed Trust Series 0
	Year Ended Dec. 31/08 (q)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	28,787	16,920	5,322	—
Units issued	17,344	23,036	12,065	5,382
Units redeemed	(46,131)	(11,169)	(467)	(60)

Units, end of period	—	28,787	16,920	5,322

Unit value, end of period $	45.11	57.27	56.17	52.26
Assets, end of period $	—	1,648,412	950,300	278,099
Investment income ratio*	0.53%	5.82%	0.96%	0.00%
Total return, lowest to highest**	(21.22%) to (12.07%)	1.07% to 1.95%	6.62% to 8.49%	1.17%

(q)	Terminated as an investment option and funds transferred to Lifestyle Balanced Trust on November 10, 2008.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

136

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Mid Cap Index Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	208,382	50,336	597	—
Units issued	173,965	184,482	55,816	605
Units redeemed	(46,329)	(26,436)	(6,077)	(8)

Units, end of period	336,018	208,382	50,336	597

Unit value, end of period $	9.56	15.02	13.97	12.73
Assets, end of period $	3,212,295	3,130,123	703,035	7,602
Investment income ratio*	1.17%	1.85%	0.11%	0.00%
Total return, lowest to highest**	(36.99%) to (29.45%)	0.35% to 7.55%	4.26% to 9.74%	5.18%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Mid Cap Index Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	554,751	594,832	497,551	450,865	387,204
Units issued	237,287	68,909	203,449	187,023	144,053
Units redeemed	(195,158)	(108,990)	(106,168)	(140,337)	(80,392)

Units, end of period	596,880	554,751	594,832	497,551	450,865

Unit value, end of period $	14.62	22.99	21.39	19.49	17.40
Assets, end of period $	8,727,626	12,756,543	12,722,488	9,699,379	7,846,188
Investment income ratio*	0.96%	1.32%	0.60%	0.47%	0.37%
Total return, lowest to highest**	(36.41%)	7.51%	9.72%	12.02%	15.83%

137

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Mid Cap Intersection Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (h)

Units, beginning of period	1,499	—
Units issued	25,899	1,555
Units redeemed	(2,554)	(56)

Units, end of period	24,844	1,499

Unit value, end of period $	5.40	9.31
Assets, end of period $	134,199	13,958
Investment income ratio*	0.52%	0.04%
Total return, lowest to highest**	(42.00%) to (30.76%)	(6.87%) to (2.91%)

(h)	Reflects the period from commencement of operations on April 30, 2007 through December 31, 2007.

Sub-Account
Mid Cap Intersection Trust Series 1
Year Ended Dec. 31/08 (a)

Units, beginning of period	—
Units issued	5,299
Units redeemed	(5,299)

Units, end of period	—

Unit value, end of period $	6.75
Assets, end of period $	—
Investment income ratio*	0.00%
Total return, lowest to highest**	(42.05%)

(a)	Fund available in prior year but no activity.

138

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Mid Cap Stock Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	75,526	27,958	15	—
Units issued	98,969	58,906	30,456	16
Units redeemed	(18,812)	(11,338)	(2,513)	(1)

Units, end of period	155,683	75,526	27,958	15

Unit value, end of period $	27.71	49.27	39.87	35.07
Assets, end of period $	4,314,429	3,721,080	1,114,529	531
Investment income ratio*	0.00%	0.01%	0.00%	0.00%
Total return, lowest to highest**	(43.75%) to (29.90%)	10.93% to 23.59%	7.52% to 13.66%	11.28%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Mid Cap Stock Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	1,205,358	1,169,706	1,344,785	690,470	540,411
Units issued	541,458	316,331	142,422	1,039,391	227,147
Units redeemed	(332,691)	(280,679)	(317,501)	(385,076)	(77,088)

Units, end of period	1,414,125	1,205,358	1,169,706	1,344,785	690,470

Unit value, end of period $	12.77	22.72	18.38	16.19	14.13
Assets, end of period $	18,063,397	27,378,695	21,500,613	21,770,196	9,756,344
Investment income ratio*	0.00%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(43.76%)	23.57%	13.55%	14.57%	19.04%

139

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Mid Cap Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	214,382	47,593	333	—
Units issued	127,534	218,495	58,311	357
Units redeemed	(28,474)	(51,706)	(11,051)	(24)

Units, end of period	313,442	214,382	47,593	333

Unit value, end of period $	7.78	12.76	12.67	11.28
Assets, end of period $	2,437,725	2,735,641	602,966	3,757
Investment income ratio*	2.25%	1.19%	0.13%	0.00%
Total return, lowest to highest**	(39.05%) to (25.96%)	(4.59%) to 0.72%	10.59% to 12.30%	2.50%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Mid Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	1,061,282	1,084,532	1,109,434	907,760	668,954
Units issued	37,414	230,551	97,312	448,868	613,525
Units redeemed	(371,721)	(253,801)	(122,214)	(247,194)	(374,719)

Units, end of period	726,975	1,061,282	1,084,532	1,109,434	907,760

Unit value, end of period $	13.66	22.41	22.26	19.83	18.36
Assets, end of period $	9,933,968	23,788,217	24,141,454	21,996,856	16,664,733
Investment income ratio*	1.76%	1.13%	0.68%	0.42%	0.53%
Total return, lowest to highest**	(39.04%)	0.69%	12.27%	8.00%	24.46%

140

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Mid Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	37,058	4,130	3	—
Units issued	77,359	39,323	5,013	4
Units redeemed	(11,317)	(6,395)	(886)	(1)

Units, end of period	103,100	37,058	4,130	3

Unit value, end of period $	14.18	21.71	21.60	17.95
Assets, end of period $	1,462,138	804,502	89,207	48
Investment income ratio*	1.44%	3.40%	0.15%	0.00%
Total return, lowest to highest**	(34.67%) to (26.96%)	(3.42%) to 0.51%	14.99% to 20.34%	3.89%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Money Market Trust B Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	2,246,082	917,876	105,299	—
Units issued	8,254,087	5,797,520	3,022,032	194,282
Units redeemed	(6,112,406)	(4,469,314)	(2,209,455)	(88,983)

Units, end of period	4,387,763	2,246,082	917,876	105,299

Unit value, end of period $	17.26	16.90	16.12	15.40
Assets, end of period $	75,728,956	37,963,831	14,799,912	1,621,499
Investment income ratio*	1.95%	4.36%	4.51%	1.39%
Total return, lowest to highest**	0.40% to 2.12%	1.92% to 4.82%	3.05% to 4.70%	1.32%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

141

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Money Market Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	3,377,195	3,532,527	3,667,916	3,643,720	4,368,151
Units issued	2,755,350	2,384,421	2,080,974	2,481,631	2,071,959
Units redeemed	(2,356,632)	(2,539,753)	(2,216,363)	(2,457,435)	(2,796,390)

Units, end of period	3,775,913	3,377,195	3,532,527	3,667,916	3,643,720

Unit value, end of period $	24.59	24.17	23.11	22.13	21.55
Assets, end of period $	92,838,321	81,593,898	81,624,374	81,149,775	78,523,906
Investment income ratio*	1.76%	4.46%	4.35%	2.63%	0.81%
Total return, lowest to highest**	1.76%	4.56%	4.45%	2.66%	0.81%

	Sub-Account
	Natural Resources Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	194,978	49,789	53	—
Units issued	368,460	178,705	63,441	63
Units redeemed	(112,982)	(33,516)	(13,705)	(10)

Units, end of period	450,456	194,978	49,789	53

Unit value, end of period $	11.53	23.82	16.92	13.83
Assets, end of period $	5,193,695	4,644,832	842,321	730
Investment income ratio*	0.88%	1.30%	0.21%	0.00%
Total return, lowest to highest**	(57.17%) to (41.22%)	18.70% to 40.81%	6.27% to 22.32%	12.18%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

142

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Natural Resources Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	356,574	283,163	273,647	151,374	62,937
Units issued	111,950	180,936	148,608	225,518	200,834
Units redeemed	(190,166)	(107,525)	(139,092)	(103,245)	(112,397)

Units, end of period	278,358	356,574	283,163	273,647	151,374

Unit value, end of period $	27.34	56.50	40.16	32.84	22.38
Assets, end of period $	7,610,932	20,147,455	11,373,376	8,987,378	3,387,254
Investment income ratio*	0.56%	1.17%	0.51%	0.00%	0.11%
Total return, lowest to highest**	(51.61%)	40.67%	22.29%	46.78%	24.31%

	Sub-Account
	Optimized All Cap Trust Series 0
	Year Ended Dec. 31/08 (aa)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	25,873	1,680	1	—
Units issued	455,450	28,784	1,766	1
Units redeemed	(37,723)	(4,591)	(87)	—

Units, end of period	443,600	25,873	1,680	1

Unit value, end of period $	7.81	13.73	13.22	11.47
Assets, end of period $	3,463,956	355,207	22,221	14
Investment income ratio*	1.51%	3.64%	2.19%	0.00%
Total return, lowest to highest**	(43.12%) to (28.05%)	(0.84%) to 3.82%	9.88% to 15.24%	4.91%

(aa)	Fund renamed on April 28, 2008. Previously known as Quantitative All Cap Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

143

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Optimized All Cap Trust Series 1
	Year Ended Dec. 31/08 (aa)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	32,836	27,796	21,687	11,146	2,831
Units issued	9,367	11,476	18,378	15,697	19,166
Units redeemed	(9,333)	(6,436)	(12,269)	(5,156)	(10,851)

Units, end of period	32,870	32,836	27,796	21,687	11,146

Unit value, end of period $	13.19	23.21	22.36	19.42	17.88
Assets, end of period $	433,461	761,997	621,515	421,060	199,302
Investment income ratio*	0.88%	1.33%	1.03%	0.96%	0.90%
Total return, lowest to highest**	(43.18%)	3.79%	15.17%	8.58%	14.91%

(aa)	Fund renamed on April 28, 2008. Previously known as Quantitative All Cap Trust.

	Sub-Account
	Optimized Value Trust Series 0
	Year Ended Dec. 31/08 (ab)	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	7,128	2,847	—
Units issued	8,330	7,399	2,882
Units redeemed	(3,769)	(3,118)	(35)

Units, end of period	11,689	7,128	2,847

Unit value, end of period $	7.60	12.91	13.61
Assets, end of period $	88,785	91,988	38,732
Investment income ratio*	3.21%	2.39%	0.00%
Total return, lowest to highest**	(41.15%) to (27.37%)	(5.53%) to (5.17%)	16.59% to 21.36%

(ab)	Fund renamed on April 28, 2008. Previously known as Quantitative Value Trust.
(a)	Fund available in prior year but no activity.

144

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Optimized Value Trust Series 1
	Year Ended Dec. 31/08 (ab)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	25,026	30,356	36,352	1,058	—
Units issued	2,174	7,487	22,747	36,662	2,082
Units redeemed	(7,918)	(12,817)	(28,743)	(1,368)	(1,024)

Units, end of period	19,282	25,026	30,356	36,352	1,058

Unit value, end of period $	10.82	18.40	19.41	16.02	14.67
Assets, end of period $	208,655	460,514	589,162	582,273	15,522
Investment income ratio*	2.19%	1.89%	0.97%	0.07%	0.00%
Total return, lowest to highest**	(41.20%)	(5.19%)	21.16%	9.19%	17.36%

(ab)	Fund renamed on April 28, 2008. Previously known as Quantitative Value Trust.
(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

	Sub-Account
	Overseas Equity Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	40,111	13,281	2	—
Units issued	119,582	42,926	18,684	2
Units redeemed	(29,880)	(16,096)	(5,405)	—

Units, end of period	129,813	40,111	13,281	2

Unit value, end of period $	12.42	21.43	19.04	15.90
Assets, end of period $	1,612,177	859,551	252,920	27
Investment income ratio*	3.18%	3.12%	0.01%	0.00%
Total return, lowest to highest**	(42.05%) to (24.67%)	5.73% to 12.53%	11.40% to 19.76%	12.39%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

145

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Pacific Rim Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	125,006	44,502	47	—
Units issued	122,434	141,802	52,089	49
Units redeemed	(53,774)	(61,298)	(7,634)	(2)

Units, end of period	193,666	125,006	44,502	47

Unit value, end of period $	9.25	15.40	14.10	12.68
Assets, end of period $	1,791,495	1,924,722	627,530	600
Investment income ratio*	2.12%	2.14%	0.27%	0.00%
Total return, lowest to highest**	(39.92%) to (19.85%)	(0.46%) to 9.19%	2.51% to 11.22%	17.05%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Pacific Rim Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	786,214	893,146	995,501	929,262	885,530
Units issued	248,784	243,919	351,692	386,497	503,540
Units redeemed	(188,526)	(350,851)	(454,047)	(320,258)	(459,808)

Units, end of period	846,472	786,214	893,146	995,501	929,262

Unit value, end of period $	9.60	16.01	14.67	13.21	10.50
Assets, end of period $	8,126,772	12,583,017	13,097,299	13,146,240	9,758,540
Investment income ratio*	1.67%	1.85%	0.94%	0.86%	0.45%
Total return, lowest to highest**	(40.01%)	9.14%	11.05%	25.75%	16.90%

146

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Quantitative Mid Cap Trust Series 0
	Year Ended Dec. 31/08 (o)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	6,752	11,901	537	—
Units issued	5,262	7,533	16,374	673
Units redeemed	(12,014)	(12,682)	(5,010)	(136)

Units, end of period	—	6,752	11,901	537

Unit value, end of period $	11.59	11.96	12.17	11.69
Assets, end of period $	—	80,716	144,781	6,276
Investment income ratio*	0.06%	0.54%	0.00%	0.00%
Total return, lowest to highest**	(3.07%)	(5.80%) to (1.73%)	(1.15%) to 4.10%	5.53%

(o)	Terminated as an investment option and funds transferred to Mid Cap Index Trust on April 28, 2008.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Quantitative Mid Cap Trust Series 1
	Year Ended Dec. 31/08 (o)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	109,128	143,828	96,745	88,903	60,518
Units issued	33,310	57,592	74,509	44,603	47,955
Units redeemed	(142,438)	(92,292)	(27,426)	(36,761)	(19,570)

Units, end of period	—	109,128	143,828	96,745	88,903

Unit value, end of period $	14.51	14.96	15.28	14.68	12.92
Assets, end of period $	—	1,633,000	2,197,838	1,420,217	1,148,626
Investment income ratio*	0.05%	0.38%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(3.03%)	(2.08%)	4.09%	13.62%	18.21%

(o)	Terminated as an investment option and funds transferred to Mid Cap Index Trust on April 28, 2008.

147

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Real Estate Securities Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	46,414	15,832	506	—
Units issued	47,041	45,828	17,143	507
Units redeemed	(18,663)	(15,246)	(1,817)	(1)

Units, end of period	74,792	46,414	15,832	506

Unit value, end of period $	48.75	80.44	95.27	68.95
Assets, end of period $	3,646,139	3,733,509	1,508,246	34,872
Investment income ratio*	3.74%	2.83%	0.62%	0.00%
Total return, lowest to highest**	(44.69%) to (36.94%)	(15.56%) to (1.55%)	30.03% to 38.17%	4.37%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Real Estate Securities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	397,641	488,639	547,618	612,965	625,133
Units issued	11,831	17,780	83,833	79,384	62,910
Units redeemed	(57,086)	(108,778)	(142,812)	(144,731)	(75,078)

Units, end of period	352,386	397,641	488,639	547,618	612,965

Unit value, end of period $	58.47	96.52	114.37	82.82	74.04
Assets, end of period $	20,603,590	38,378,974	55,885,697	45,351,144	45,385,043
Investment income ratio*	3.27%	2.61%	1.80%	2.01%	2.39%
Total return, lowest to highest**	(39.42%)	(15.61%)	38.10%	11.85%	32.04%

148

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Real Return Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	54,762	13,027	127	—
Units issued	292,990	78,889	13,691	141
Units redeemed	(94,122)	(37,154)	(791)	(14)

Units, end of period	253,630	54,762	13,027	127

Unit value, end of period $	9.88	11.14	10.01	9.96
Assets, end of period $	2,506,551	610,144	130,354	1,269
Investment income ratio*	0.39%	11.24%	0.18%	0.00%
Total return, lowest to highest**	(14.76%) to (11.30%)	8.41% to 11.36%	(0.09%) to 1.65%	0.45%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Real Return Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	271,912	200,725	175,430	120,093	101,029
Units issued	135,316	122,221	72,149	73,152	131,176
Units redeemed	(159,298)	(51,034)	(46,854)	(17,815)	(112,112)

Units, end of period	247,930	271,912	200,725	175,430	120,093

Unit value, end of period $	14.38	16.21	14.56	14.50	14.30
Assets, end of period $	3,565,244	4,407,333	2,922,527	2,544,365	1,717,117
Investment income ratio*	0.60%	7.48%	2.37%	0.00%	0.50%
Total return, lowest to highest**	(11.28%)	11.33%	0.39%	1.43%	9.07%

149

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Science & Technology Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	104,902	51,885	—	—
Units issued	87,308	71,624	60,218	1
Units redeemed	(52,014)	(18,607)	(8,333)	(1)

Units, end of period	140,196	104,902	51,885	—

Unit value, end of period $	7.91	14.24	11.90	11.27
Assets, end of period $	1,109,529	1,493,768	617,666	5
Investment income ratio*	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(44.42%) to (29.01%)	6.67% to 19.62%	3.75% to 8.36%	1.82%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Science & Technology Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,251,546	1,205,352	1,391,437	1,531,628	1,574,239
Units issued	204,574	408,580	95,725	326,354	242,241
Units redeemed	(518,821)	(362,386)	(281,810)	(466,545)	(284,852)

Units, end of period	937,299	1,251,546	1,205,352	1,391,437	1,531,628

Unit value, end of period $	10.02	18.03	15.08	14.29	14.00
Assets, end of period $	9,388,296	22,565,014	18,175,973	19,883,950	21,441,064
Investment income ratio*	0.00%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(44.44%)	19.57%	5.53%	2.08%	2.40%

150

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Short-Term Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	15,556	1,839	—
Units issued	39,896	29,998	2,669
Units redeemed	(17,018)	(16,281)	(830)

Units, end of period	38,434	15,556	1,839

Unit value, end of period $	15.45	19.05	18.45
Assets, end of period $	593,655	296,348	33,927
Investment income ratio*	11.08%	12.02%	1.92%
Total return, lowest to highest**	(18.92%) to (15.98%)	1.04% to 3.25%	3.60% to 4.55%

(a)	Fund available in prior year but no activity.

	Sub-Account
	Small Cap Growth Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	42,291	2,159	2	—
Units issued	220,279	45,710	4,651	3
Units redeemed	(22,281)	(5,578)	(2,494)	(1)

Units, end of period	240,289	42,291	2,159	2

Unit value, end of period $	11.84	19.59	17.19	15.15
Assets, end of period $	2,845,595	828,429	37,098	29
Investment income ratio*	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(39.54%) to (28.06%)	6.76% to 13.98%	4.81% to 13.47%	12.27%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

151

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Small Cap Growth Trust Series 1
Year Ended Dec. 31/08 (ae)
Units, beginning of period	—
Units issued	84,149
Units redeemed	(1,037)

Units, end of period	83,112

Unit value, end of period $	10.00
Assets, end of period $	831,231
Investment income ratio*	0.00%
Total return, lowest to highest**	0.01%

(ae)	Reflects the period from commencement of operations on November 10, 2008 through December 31, 2008.

	Sub-Account
	Small Cap Index Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	157,811	47,031	691	—
Units issued	120,420	128,807	53,950	704
Units redeemed	(56,230)	(18,027)	(7,610)	(13)

Units, end of period	222,001	157,811	47,031	691

Unit value, end of period $	10.05	15.16	15.48	13.16
Assets, end of period $	2,231,463	2,392,630	728,104	9,096
Investment income ratio*	1.51%	2.07%	0.06%	0.00%
Total return, lowest to highest**	(33.70%) to (27.53%)	(2.06%) to (1.09%)	8.80% to 17.64%	3.33%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

152

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Small Cap Index Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	480,963	503,406	482,672	477,338	325,861
Units issued	56,257	55,899	71,939	130,103	248,720
Units redeemed	(87,129)	(78,342)	(51,205)	(124,769)	(97,243)

Units, end of period	450,091	480,963	503,406	482,672	477,338

Unit value, end of period $	12.65	19.08	19.50	16.58	15.96
Assets, end of period $	5,690,789	9,173,582	9,814,002	8,000,791	7,616,093
Investment income ratio*	1.33%	1.67%	0.48%	0.52%	0.30%
Total return, lowest to highest**	(33.71%)	(2.16%)	17.62%	3.89%	17.33%

	Sub-Account
	Small Cap Opportunities Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	37,769	23,676	17	—
Units issued	61,708	39,779	26,666	22
Units redeemed	(14,223)	(25,686)	(3,007)	(5)

Units, end of period	85,254	37,769	23,676	17

Unit value, end of period $	6.87	11.87	12.85	11.63
Assets, end of period $	585,730	448,408	304,246	203
Investment income ratio*	3.08%	2.34%	0.39%	0.00%
Total return, lowest to highest**	(42.13%) to (30.64%)	(7.60%) to (6.53%)	4.03% to 10.47%	3.46%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

153

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Small Cap Opportunities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	340,366	389,017	408,563	175,331	16,308
Units issued	34,173	112,989	49,530	430,156	426,510
Units redeemed	(58,347)	(161,640)	(69,076)	(196,924)	(267,487)

Units, end of period	316,192	340,366	389,017	408,563	175,331

Unit value, end of period $	14.00	24.20	26.20	23.72	22.01
Assets, end of period $	4,427,273	8,235,210	10,192,903	9,691,801	3,859,270
Investment income ratio*	2.40%	1.85%	0.70%	0.00%	0.13%
Total return, lowest to highest**	(42.13%)	(7.66%)	10.45%	7.77%	25.78%

	Sub-Account
	Small Cap Trust Series 0
	Year Ended Dec. 31/08 (s)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	29,056	6,574	29	—
Units issued	42,222	26,273	7,410	29
Units redeemed	(71,278)	(3,791)	(865)	—

Units, end of period	—	29,056	6,574	29

Unit value, end of period $	7.27	12.39	12.32	11.45
Assets, end of period $	—	360,047	80,990	326
Investment income ratio*	0.02%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(41.37%) to (30.49%)	0.57% to 0.77%	(0.12%) to 7.62%	4.22%

(s)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

154

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Small Cap Trust Series 1
	Year Ended Dec. 31/08 (s)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	24,215	74,129	61,597	—
Units issued	16,510	107,327	70,295	182,475
Units redeemed	(40,725)	(157,241)	(57,763)	(120,878)

Units, end of period	—	24,215	74,129	61,597

Unit value, end of period $	9.07	15.48	15.38	14.30
Assets, end of period $	—	374,839	1,140,105	880,841
Investment income ratio*	0.01%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(41.42%)	0.65%	7.55%	14.40%

(s)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Small Cap Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	60,139	10,694	1,157	—
Units issued	71,380	61,228	11,085	1,157
Units redeemed	(19,021)	(11,783)	(1,548)	—

Units, end of period	112,498	60,139	10,694	1,157

Unit value, end of period $	25.43	34.40	35.44	29.70
Assets, end of period $	2,861,205	2,068,955	378,961	34,364
Investment income ratio*	1.55%	1.24%	0.06%	0.00%
Total return, lowest to highest**	(27.51%) to (21.37%)	(4.00%) to (2.92%)	13.65% to 19.32%	2.55%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

155

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Small Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (a)
Units, beginning of period	58,614	—
Units issued	557,416	59,725
Units redeemed	(243,949)	(1,111)

Units, end of period	372,081	58,614

Unit value, end of period $	9.08	12.28
Assets, end of period $	3,377,013	719,629
Investment income ratio*	1.17%	0.60%
Total return, lowest to highest**	(26.07%)	(1.78%)

(a)	Fund available in prior year but no activity.

	Sub-Account
	Small Company Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	279	163	40	—
Units issued	219	149	214	51
Units redeemed	(53)	(33)	(91)	(11)

Units, end of period	445	279	163	40

Unit value, end of period $	6.25	11.00	11.76	11.13
Assets, end of period $	2,779	3,064	1,911	446
Investment income ratio*	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(43.16%)	(6.46%)	5.66%	1.61%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

156

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Small Company Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	125,346	129,431	33,689	4,484	—
Units issued	6,085	87,014	188,007	30,727	149,721
Units redeemed	(76,297)	(91,099)	(92,265)	(1,522)	(145,237)

Units, end of period	55,134	125,346	129,431	33,689	4,484

Unit value, end of period $	9.07	15.97	17.09	16.18	15.22
Assets, end of period $	499,852	2,001,938	2,211,694	545,155	68,244
Investment income ratio*	0.00%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(43.24%)	(6.53%)	5.60%	6.32%	21.76%

(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

	Sub-Account
	Small Company Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	266,337	103,645	187	—
Units issued	241,808	189,323	114,103	194
Units redeemed	(79,513)	(26,631)	(10,645)	(7)

Units, end of period	428,632	266,337	103,645	187

Unit value, end of period $	9.67	13.25	13.41	11.61
Assets, end of period $	4,144,846	3,529,955	1,389,495	2,176
Investment income ratio*	0.86%	0.16%	0.02%	0.00%
Total return, lowest to highest**	(29.59%) to (27.05%)	(2.27%) to (1.14%)	5.55% to 15.50%	5.47%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

157

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Small Company Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,112,314	1,212,971	1,245,748	1,260,713	1,150,161
Units issued	261,080	192,846	154,295	187,060	308,204
Units redeemed	(389,455)	(293,503)	(187,072)	(202,025)	(197,652)

Units, end of period	983,939	1,112,314	1,212,971	1,245,748	1,260,713

Unit value, end of period $	14.57	19.98	20.22	17.52	16.36
Assets, end of period $	14,337,181	22,218,148	24,522,007	21,820,203	20,631,270
Investment income ratio*	0.71%	0.14%	0.06%	0.26%	0.16%
Total return, lowest to highest**	(27.05%)	(1.19%)	15.42%	7.04%	25.19%

	Sub-Account
	Strategic Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	94,407	8,781	—
Units issued	81,244	107,814	9,607
Units redeemed	(31,941)	(22,188)	(826)

Units, end of period	143,710	94,407	8,781

Unit value, end of period $	9.23	10.99	10.99
Assets, end of period $	1,325,891	1,037,727	96,498
Investment income ratio*	8.15%	10.36%	1.21%
Total return, lowest to highest**	(16.29%) to (9.37%)	0.02% to 2.07%	6.69% to 7.25%

(a)	Fund available in prior year but no activity.

158

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Strategic Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	514,604	506,732	475,070	472,670	454,870
Units issued	22,955	78,328	87,186	51,793	88,124
Units redeemed	(109,158)	(70,456)	(55,524)	(49,393)	(70,324)

Units, end of period	428,401	514,604	506,732	475,070	472,670

Unit value, end of period $	19.49	23.23	23.26	21.73	21.16
Assets, end of period $	8,350,339	11,952,294	11,787,711	10,322,942	10,001,024
Investment income ratio*	6.78%	9.25%	6.50%	2.75%	3.75%
Total return, lowest to highest**	(16.08%)	(0.15%)	7.06%	2.70%	6.67%

	Sub-Account
	Strategic Income Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	109,219	7,198	515	—
Units issued	103,622	156,738	11,672	515
Units redeemed	(26,236)	(54,717)	(4,989)	—

Units, end of period	186,605	109,219	7,198	515

Unit value, end of period $	10.36	11.33	10.70	10.28
Assets, end of period $	1,932,692	1,237,215	77,024	5,292
Investment income ratio*	11.96%	3.04%	6.15%	69.96%
Total return, lowest to highest**	(10.62%) to (8.05%)	3.96% to 5.85%	2.73% to 4.08%	1.23%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

159

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Strategic Income Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	81,469	54,207	18,409	3,766	—
Units issued	26,789	38,500	39,532	15,773	4,389
Units redeemed	(12,663)	(11,238)	(3,734)	(1,130)	(623)

Units, end of period	95,595	81,469	54,207	18,409	3,766

Unit value, end of period $	14.01	15.33	14.48	13.93	13.62
Assets, end of period $	1,339,349	1,248,960	784,930	256,383	51,273
Investment income ratio*	10.96%	2.74%	4.57%	6.20%	3.65%
Total return, lowest to highest**	(8.61%)	5.88%	3.97%	2.28%	8.93%

(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

	Sub-Account
	Total Bond Market Trust B Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (g)	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	135,088	10,174	—	—
Units issued	181,899	152,876	10,718	1
Units redeemed	(110,518)	(27,962)	(544)	(1)

Units, end of period	206,469	135,088	10,174	—

Unit value, end of period $	18.01	17.03	15.89	15.27
Assets, end of period $	3,718,773	2,299,903	161,697	6
Investment income ratio*	5.73%	12.97%	0.12%	0.00%
Total return, lowest to highest**	3.41% to 5.79%	5.28% to 7.13%	4.07% to 4.95%	0.39%

(g)	Fund renamed on October 1, 2007. Previously known as Bond Index Trust B.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

160

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Total Return Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	336,127	112,748	207	—
Units issued	585,903	293,781	127,574	225
Units redeemed	(113,359)	(70,402)	(15,033)	(18)

Units, end of period	808,671	336,127	112,748	207

Unit value, end of period $	12.71	12.37	11.39	10.99
Assets, end of period $	10,281,839	4,159,047	1,284,476	2,274
Investment income ratio*	5.66%	9.08%	0.34%	0.00%
Total return, lowest to highest**	(0.76%) to 2.76%	7.18% to 8.61%	3.67% to 4.15%	(0.07%)

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Total Return Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,124,031	1,170,580	1,115,248	1,021,035	1,051,424
Units issued	304,957	157,071	159,856	158,392	163,844
Units redeemed	(292,280)	(203,620)	(104,524)	(64,179)	(194,233)

Units, end of period	1,136,708	1,124,031	1,170,580	1,115,248	1,021,035

Unit value, end of period $	21.22	20.65	19.04	18.37	17.93
Assets, end of period $	24,125,362	23,214,442	22,283,837	20,493,352	18,308,958
Investment income ratio*	4.77%	7.57%	3.34%	2.28%	3.84%
Total return, lowest to highest**	2.77%	8.49%	3.60%	2.48%	4.96%

161

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Total Stock Market Index Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	29,310	11,816	151	—
Units issued	35,873	33,080	18,251	151
Units redeemed	(17,128)	(15,586)	(6,586)	—

Units, end of period	48,055	29,310	11,816	151

Unit value, end of period $	30.58	48.65	46.25	40.10
Assets, end of period $	1,469,405	1,425,887	546,447	6,036
Investment income ratio*	1.99%	2.76%	0.06%	0.00%
Total return, lowest to highest**	(37.15%) to (25.73%)	1.41% to 5.19%	12.21% to 15.33%	3.30%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Total Stock Market Index Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	537,176	511,025	498,306	503,811	391,161
Units issued	58,855	66,195	75,161	90,402	192,234
Units redeemed	(69,269)	(40,044)	(62,442)	(95,907)	(79,584)

Units, end of period	526,762	537,176	511,025	498,306	503,811

Unit value, end of period $	9.21	14.66	13.94	12.09	11.44
Assets, end of period $	4,849,169	7,874,116	7,122,081	6,023,552	5,762,135
Investment income ratio*	1.63%	2.22%	0.93%	1.07%	0.58%
Total return, lowest to highest**	(37.20%)	5.18%	15.29%	5.70%	11.73%

162

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Turner Core Growth Trust
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	24,122	506	—
Units issued	36,821	25,433	653
Units redeemed	(25,460)	(1,817)	(147)

Units, end of period	35,483	24,122	506

Unit value, end of period $	16.72	32.76	26.76
Assets, end of period $	593,204	790,298	13,557
Investment income ratio*	0.02%	0.79%	1.67%
Total return, lowest to highest**	(48.97%) to (29.61%)	13.70% to 22.43%	3.17% to 8.52%

(a)	Fund available in prior year but no activity.

	Sub-Account
	U.S. Core Trust Series 0
	Year Ended Dec. 31/08 (t)	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (u)	Year Ended Dec. 31/05 (b)
Units, beginning of period	41,165	18,108	585	—
Units issued	17,823	29,854	20,589	608
Units redeemed	(58,988)	(6,797)	(3,066)	(23)

Units, end of period	—	41,165	18,108	585

Unit value, end of period $	7.76	11.64	11.49	10.52
Assets, end of period $	—	479,315	208,118	6,151
Investment income ratio*	1.56%	2.55%	1.27%	0.00%
Total return, lowest to highest**	(33.37%) to (21.24%)	0.22% to 1.31%	7.97% to 10.74%	1.88%

(t)	Terminated as an investment option and funds transferred to Fundamental Value Trust on November 10, 2008.
(u)	Fund renamed on May 1, 2006. Previously known as Growth & Income Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

163

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	U.S. Core Trust Series 1
	Year Ended Dec. 31/08 (t)	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (u)	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,676,222	1,964,359	2,228,980	2,469,930	2,677,391
Units issued	35,716	62,365	59,817	117,404	144,437
Units redeemed	(1,711,938)	(350,502)	(324,438)	(358,354)	(351,898)

Units, end of period	—	1,676,222	1,964,359	2,228,980	2,469,930

Unit value, end of period $	14.86	22.31	22.03	20.18	19.77
Assets, end of period $	—	37,387,276	43,266,764	44,970,116	48,840,004
Investment income ratio*	1.29%	2.22%	1.22%	1.38%	0.86%
Total return, lowest to highest**	(33.39%)	1.27%	9.18%	2.04%	6.78%

(t)	Terminated as an investment option and funds transferred to Fundamental Value Trust on November 10, 2008.
(u)	Fund renamed on May 1, 2006. Previously known as Growth & Income Trust.

	Sub-Account
	U.S. Global Leaders Growth Trust Series 0
	Year Ended Dec. 31/08 (af)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	22,644	3,895	49	—
Units issued	12,685	23,619	4,034	49
Units redeemed	(35,329)	(4,870)	(188)	—

Units, end of period	—	22,644	3,895	49

Unit value, end of period $	11.60	11.51	11.10	10.90
Assets, end of period $	—	260,696	43,231	530
Investment income ratio*	0.32%	1.97%	0.00%	1.81%
Total return, lowest to highest**	0.73%	3.72% to 4.85%	1.81% to 6.90%	1.93%

(af)	Terminated as an investment option and funds transferred to Blue Chip Growth Trust on April 28, 2008.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

164

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	U.S. Global Leaders Growth Trust Series 1
	Year Ended Dec. 31/08 (af)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	140,430	139,449	204,597	9,299	—
Units issued	14,865	22,982	31,551	219,589	11,925
Units redeemed	(155,295)	(22,001)	(96,699)	(24,291)	(2,626)

Units, end of period	—	140,430	139,449	204,597	9,299

Unit value, end of period $	14.16	14.08	13.58	13.34	13.23
Assets, end of period $	—	1,976,766	1,894,209	2,729,838	123,009
Investment income ratio*	0.37%	1.31%	0.00%	0.23%	1.17%
Total return, lowest to highest**	0.63%	3.63%	1.81%	0.87%	5.82%

(af)	Terminated as an investment option and funds transferred to Blue Chip Growth Trust on April 28, 2008.
(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

	Sub-Account
	U.S. Government Securities Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	35,230	3,488	—
Units issued	247,542	57,871	5,259
Units redeemed	(37,141)	(26,129)	(1,771)

Units, end of period	245,631	35,230	3,488

Unit value, end of period $	12.45	12.64	12.24
Assets, end of period $	3,059,141	445,142	42,688
Investment income ratio*	9.59%	9.75%	0.76%
Total return, lowest to highest**	(1.44%) to 2.87%	2.42% to 3.25%	4.24% to 4.74%

(a)	Fund available in prior year but no activity.

165

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	U.S. Government Securities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	771,359	733,672	773,526	941,170	1,240,879
Units issued	134,861	226,897	57,942	56,823	124,017
Units redeemed	(230,556)	(189,210)	(97,796)	(224,467)	(423,726)

Units, end of period	675,664	771,359	733,672	773,526	941,170

Unit value, end of period $	17.23	17.48	16.94	16.23	15.98
Assets, end of period $	11,643,008	13,481,617	12,431,478	12,555,989	15,039,513
Investment income ratio*	3.67%	8.15%	4.94%	1.81%	2.10%
Total return, lowest to highest**	(1.41%)	3.15%	4.39%	1.58%	2.89%

	Sub-Account
	U.S. High Yield Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	33,326	3,854	—	—
Units issued	93,756	33,298	4,937	—
Units redeemed	(27,306)	(3,826)	(1,083)	—

Units, end of period	99,776	33,326	3,854	—

Unit value, end of period $	9.31	11.76	11.42	10.42
Assets, end of period $	928,594	391,865	44,001	3
Investment income ratio*	7.44%	11.70%	0.41%	0.00%
Total return, lowest to highest**	(21.56%) to (19.03%)	3.00% to 3.60%	6.52% to 9.60%	1.17%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

166

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	U.S. High Yield Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	41,283	63,180	371	—
Units issued	52,769	45,222	316,818	372
Units redeemed	(6,210)	(67,119)	(254,009)	(1)

Units, end of period	87,842	41,283	63,180	371

Unit value, end of period $	11.60	14.66	14.25	13.01
Assets, end of period $	1,019,425	605,496	900,741	4,822
Investment income ratio*	6.32%	8.89%	0.06%	0.00%
Total return, lowest to highest**	(20.86%)	2.86%	9.57%	4.08%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	U.S. Large Cap Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	127,891	20,867	4	—
Units issued	159,133	125,664	25,907	5
Units redeemed	(55,180)	(18,640)	(5,044)	(1)

Units, end of period	231,844	127,891	20,867	4

Unit value, end of period $	7.57	12.37	12.41	11.21
Assets, end of period $	1,754,338	1,582,484	258,878	44
Investment income ratio*	3.27%	1.47%	0.03%	0.00%
Total return, lowest to highest**	(38.85%) to (23.68%)	(3.98%) to (0.26%)	7.68% to 10.68%	3.58%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

167

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	U.S. Large Cap Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	2,792,574	3,105,894	3,446,247	3,711,231	1,199,921
Units issued	74,470	187,105	65,275	111,873	3,153,720
Units redeemed	(364,652)	(500,425)	(405,628)	(376,857)	(642,410)

Units, end of period	2,502,392	2,792,574	3,105,894	3,446,247	3,711,231

Unit value, end of period $	10.29	16.83	16.89	15.26	14.43
Assets, end of period $	25,745,973	47,013,690	52,467,049	52,609,938	53,540,709
Investment income ratio*	2.33%	1.08%	0.57%	0.43%	0.14%
Total return, lowest to highest**	(38.88%)	(0.34%)	10.66%	5.81%	9.39%

	Sub-Account
	Utilities Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	96,715	19,690	47	—
Units issued	136,730	110,966	21,615	49
Units redeemed	(33,924)	(33,941)	(1,972)	(2)

Units, end of period	199,521	96,715	19,690	47

Unit value, end of period $	11.89	19.33	15.17	11.57
Assets, end of period $	2,371,852	1,869,476	298,683	547
Investment income ratio*	3.88%	2.35%	0.10%	0.00%
Total return, lowest to highest**	(38.50%) to (21.20%)	12.22% to 27.43%	25.74% to 31.06%	3.87%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

168

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Utilities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	369,846	507,965	214,242	262,919	86,095
Units issued	349,679	372,247	461,446	295,499	229,797
Units redeemed	(464,716)	(510,366)	(167,723)	(344,176)	(52,973)

Units, end of period	254,809	369,846	507,965	214,242	262,919

Unit value, end of period $	14.88	24.26	19.04	14.54	12.44
Assets, end of period $	3,792,853	8,972,614	9,672,916	3,114,125	3,271,438
Investment income ratio*	3.19%	2.06%	1.34%	0.45%	0.63%
Total return, lowest to highest**	(38.65%)	27.40%	31.00%	16.82%	29.42%

	Sub-Account
	Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	123,649	18,887	46	—
Units issued	99,852	137,891	22,949	46
Units redeemed	(54,945)	(33,129)	(4,108)	—

Units, end of period	168,556	123,649	18,887	46

Unit value, end of period $	8.90	15.05	13.90	11.48
Assets, end of period $	1,500,468	1,860,649	262,517	527
Investment income ratio*	1.26%	1.55%	0.08%	0.00%
Total return, lowest to highest**	(40.84%) to (28.53%)	(0.18%) to 8.26%	13.77% to 21.03%	5.54%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

169

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	677,246	792,456	800,166	857,071	927,735
Units issued	25,260	56,113	175,256	64,856	103,866
Units redeemed	(90,403)	(171,323)	(182,966)	(121,761)	(174,530)

Units, end of period	612,103	677,246	792,456	800,166	857,071

Unit value, end of period $	19.14	32.36	29.90	24.71	21.95
Assets, end of period $	11,712,280	21,916,100	23,697,339	19,767,664	18,811,290
Investment income ratio*	1.08%	1.34%	0.37%	0.62%	0.60%
Total return, lowest to highest**	(40.87%)	8.22%	21.04%	12.56%	15.18%

170

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

(*)	These ratios, which are not annualized, represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Trust portfolio, net of management fees assessed by the Trust portfolio adviser, divided by the average net assets of the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declarations of dividends by the underlying Trust portfolio in which the sub-accounts invest. It is the practice of the Trusts, for income tax reasons, to declare dividends in April for investment income received in the previous calendar year for all sub-accounts of the Trust except for the Money Market Trust which declares and reinvests dividends on a daily basis. Any dividend distribution received from a sub-account of the Trust is reinvested immediately, at the net asset value, in shares of that sub-account and retained as assets of the corresponding sub-account so that the unit value of the sub-account is not affected by the declaration and reinvestment of dividends.
(**)	These ratios, which are not annualized, represent the total return for the period indicated, including changes in the value of the underlying Trust portfolio. There are no expenses of the Account that result in a direct reduction in unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

171

Prospectus dated May 1, 2009

for interests in

Separate Account A

Interests are made available under

ACCUMULATION VARIABLE UNIVERSAL LIFE

a flexible premium variable universal life insurance policy issued by

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(“John Hancock USA”)

The policy provides a fixed account option with fixed rates of return declared by John Hancock USA and the following investment accounts:

500 Index B	Financial Services	Money Market B
Active Bond	Franklin Templeton Founding Allocation	Natural Resources
All Cap Core	Fundamental Value	Optimized All Cap
All Cap Growth	Global	Optimized Value
All Cap Value	Global Allocation	Overseas Equity
Alpha Opportunities	Global Bond	Pacific Rim
American Asset Allocation	Global Real Estate	PIMCO VIT All Asset
American Blue Chip Income and Growth	Health Sciences	Real Estate Securities
American Bond	High Yield	Real Return Bond
American Diversified Growth and Income	International Core	Science & Technology
American Fundamental Holdings	International Equity Index B	Short-Term Bond
American Global Diversification	International Opportunities	Small Cap Growth
American Growth	International Small Cap	Small Cap Index
American Growth-Income	International Value	Small Cap Opportunities
American International	Investment Quality Bond	Small Cap Value
American New World	Large Cap	Small Company Value
Balanced	Large Cap Value	Strategic Bond
Blue Chip Growth	Lifestyle Aggressive	Strategic Income
Capital Appreciation	Lifestyle Balanced	Total Bond Market B
Capital Appreciation Value	Lifestyle Conservative	Total Return
Core Allocation Plus	Lifestyle Growth	Total Stock Market Index
Core Bond	Lifestyle Moderate	U.S. Government Securities
Core Strategy	Mid Cap Index	U.S. High Yield Bond
Disciplined Diversification	Mid Cap Intersection	Utilities
Emerging Small Company	Mid Cap Stock	Value
Equity-Income	Mid Value

* * * * * * * * * * * *

Please note that the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

GUIDE TO THIS PROSPECTUS

This prospectus is arranged in the following way:

•	Starting on the next page is a Table of Contents for this prospectus.

•

The section after the Table of Contents is called “Summary of Benefits and Risks.” It contains a summary of the benefits available under the policy and of the principal risks of purchasing the policy. You should read this section before reading any other section of this prospectus.

•	Behind the Summary of Benefits and Risks section is a section called “Fee Tables” that describes the fees and expenses you will pay when buying, owning and surrendering the policy.

•

Behind the Fee Tables section is a section called “Detailed Information.” This section gives more details about the policy. It may repeat certain information contained in the Summary of Benefits and Risks section in order to put the more detailed information in proper context.

•

Finally, on the back cover of this prospectus is information concerning the Statement of Additional Information (the “SAI”) and how the SAI, personalized illustrations and other information can be obtained.

Prior to making any investment decisions, you should carefully review this product prospectus and all applicable supplements. In addition, you will receive the prospectuses for the underlying funds that we make available as investment options under the policies. The funds’ prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the funds. In the case of any of the portfolios that are operated as feeder funds, the prospectus for the corresponding master fund is also provided. If you need to obtain additional copies of any of these documents, please contact your John Hancock USA representative or contact our Service Office at the address and telephone number on the back page of this product prospectus.

2

3

SUMMARY OF BENEFITS AND RISKS

The nature of the policy

The policy’s primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The policy is unsuitable as a short-term savings vehicle because of the substantial policy-level charges. We are obligated to pay all amounts promised under the policy. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the investment accounts that you choose. The amount we pay to the policy’s beneficiary on the death of the insured person (we call this the “death benefit”) may be similarly affected. That’s why the policy is referred to as a “variable” life insurance policy. We call the investments you make in the policy “premiums” or “premium payments.” The amount we require as your first premium depends upon the specifics of your policy and the insured person. Except as noted in the “Detailed Information” section of this prospectus, you can make any other premium payments you wish at any time. That’s why the policy is called a “flexible premium” policy.

Summary of policy benefits

Death benefit

When the insured person dies, we will pay the death benefit minus any policy debt and unpaid fees and charges. There are two ways of calculating the death benefit (Option 1 and Option 2). You choose which one you want in the application. The two death benefit options are:

•

Option 1 - The death benefit will equal the greater of (1) the Total Face Amount, or (2) the minimum death benefit (as described under “The minimum death benefit” provision in the “Detailed Information” section of this prospectus).

•

Option 2 - The death benefit will equal the greater of (1) the Total Face Amount plus any amount payable under a supplementary benefit rider, plus the policy value on the date of death, or (2) the minimum death benefit.

Surrender of the policy

You may surrender the policy in full at any time. If you do, we will pay you the policy value less any outstanding policy debt and less any surrender charge that then applies. This is called your “net cash surrender value.” You must return your policy when you request a surrender.

If you have not taken a loan on your policy, the “policy value” of your policy will, on any given date, be equal to:

•	the amount you invested,

•	plus any gain or minus any loss of the investment experience of the investment options you’ve chosen,

•	minus all charges we deduct, and

•	minus all withdrawals you have made.

If you take a loan on your policy, your policy value will be computed somewhat differently (see “Effects of policy loans”).

Withdrawals

After the first policy year, you may make a withdrawal of part of your surrender value. Generally, each withdrawal must be at least $500. We reserve the right to charge a fee of up to the lesser of 2% of the withdrawal amount or $25 for each withdrawal. Your policy value is automatically reduced by the amount of the withdrawal and the fee. A withdrawal may also reduce the Total Face Amount (see “Surrender and withdrawals — Withdrawals”). We reserve the right to refuse a withdrawal if it would reduce the net cash surrender value or the Total Face Amount below certain minimum amounts.

Policy loans

If your policy is in full force and has sufficient policy value, you may borrow from it at any time by completing the appropriate form. Generally, the minimum amount of each loan is $500. The maximum amount you can borrow is determined by a formula as described in your policy. Interest is charged on each loan. You can pay the interest or allow it to become part of the outstanding loan balance. You can repay all or part of a loan at any time. If there is an outstanding loan when the

4

insured person dies, it will be deducted from the death benefit. Policy loans permanently affect the calculation of your policy value, and may also result in adverse tax consequences.

Optional supplementary benefit riders

When you apply for the policy, you can request any of the optional supplementary benefit riders that we make available. Availability of riders varies from state to state. Charges for most riders will be deducted monthly from the policy value. Some riders may not be available in combination with other riders or benefits (see “Other policy benefits, rights and limitations — Optional supplementary benefit riders you can add”).

Investment options

The policy offers a number of investment options, as listed on page 1 of this prospectus. These investment options are subaccounts of Separate Account A (the “Account” or “Separate Account”), a separate account operated by us under Michigan law. There is also a “fixed account” option that provides a fixed rate of return. The variable investment options have returns that vary depending upon the investment results of underlying portfolios. These options are referred to in this prospectus as “investment accounts.” The fixed account and the investment accounts are sometimes collectively referred to in this prospectus as the “accounts.” The investment accounts cover a broad spectrum of investment styles and strategies. Although the portfolios of the series funds that underlie those investment accounts operate like publicly traded mutual funds, there are important differences between the investment accounts and publicly traded mutual funds. You can transfer money from one investment account to another without tax liability. Moreover, any dividends and capital gains distributed by each underlying portfolio are automatically reinvested and reflected in the portfolio’s value and create no taxable event for you. If and when policy earnings are distributed (generally as a result of a surrender or withdrawal), they will be treated as ordinary income instead of as capital gains. Also, you must keep in mind that you are purchasing an insurance policy and you will be assessed charges at the policy level as well as at the fund level. Such policy level charges, in aggregate, are significant and will reduce the investment performance of your policy.

Summary of policy risks

Lapse risk

If the net cash surrender value is insufficient to pay the charges when due and the No-Lapse Guarantee is not in effect, your policy can terminate (i.e. “lapse”). This can happen because you haven’t paid enough premium or because the investment performance of the investment accounts you’ve chosen has been poor or because of a combination of both factors. You will be given a “grace period” within which to make additional premium payments to keep the policy in effect. If lapse occurs, you may be given the opportunity to reinstate the policy by making the required premium payments and satisfying certain other conditions (see “Lapse and reinstatement”).

Since withdrawals reduce your policy value, withdrawals increase the risk of lapse. Policy loans also increase the risk of lapse.

Investment risk

As mentioned above, the investment performance of any investment account may be good or bad. Your policy value will rise or fall based on the investment performance of the investment accounts you’ve chosen. Some investment accounts are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the underlying portfolios.

Transfer risk

There is a risk that you will not be able to transfer your policy value from one investment account to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of the fixed account option are more restrictive than those that apply to transfers out of investment accounts. If you purchase the Acceleration of Death Benefit for Qualified Long-Term Care Services Rider and seek an advance under that rider, you will be subject to special transfer restrictions (see “Optional supplementary benefit riders you can add”).

5

Early surrender risk

There are surrender charges assessed if you surrender your policy in the first nine policy years. Surrender charges may also apply to a Face Amount decrease (see “The death benefit — Requesting a decrease in coverage”). Depending on the policy value at the time you are considering surrender, there may be little or no surrender value payable to you.

Market timing risk

Variable investment accounts in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment accounts on a daily basis and allow transfers among investment accounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of investment accounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in an investment account can be harmed by frequent transfer activity since such activity may expose the investment account’s underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (see “Transfers of existing policy value”) and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges (see “How you communicate with us”). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain investment accounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Tax risks

Life insurance death benefits are ordinarily not subject to income tax. Other Federal and state taxes may apply as further discussed below. In general, you will be taxed on the amount of lifetime distributions that exceed the premiums paid under the policy. Any taxable distribution will be treated as ordinary income (rather than as capital gains) for tax purposes. If you have elected the Acceleration of Death Benefit for Qualified Long-Term Care Services Rider, you may be deemed to have received a distribution for tax purposes each time a deduction is made from your policy value to pay the rider charge. The tax laws are not clear on this point.

In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code, your policy must comply with certain requirements of the Code. We will monitor your policy for compliance with these requirements, but a policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called “7 pay limit” that limits the amount of premium that can be paid in relation to the policy’s death benefit. If the limit is violated, the policy will be treated as a “modified endowment contract,” which can have adverse tax consequences. There are also certain Treasury Department rules referred to as the “investor control rules” that determine whether you would be treated as the “owner” of the assets underlying your policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called “inside build-up” that is a major benefit of life insurance.

There is a tax risk associated with policy loans. Although no part of a loan is treated as income to you when the loan is made unless your policy is a “modified endowment contract,” surrender or lapse of the policy would result in the loan being treated as a distribution at the time of lapse or surrender. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of policy ownership or assignment of ownership interests. For

6

these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the policy and before exercising certain rights under the policy.

7

FEE TABLES

This section contains tables that describe all of the fees and expenses that you will pay when buying and owning the policy. In the first three tables, certain entries show the minimum charge, the maximum charge and the charge for a representative insured person. The charges shown in these tables may not be particularly relevant to your current situation. For more information, contact your John Hancock USA representative. Other entries show only the maximum charge we can assess and are labeled as such. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown in the tables.

The first table below describes the fees and expenses that you will pay at the time that you pay a premium, withdraw policy value, surrender the policy, lapse the policy or transfer policy value between investment accounts. A portion of the premium charge is used to cover state and Federal premium taxes. Premium taxes vary by jurisdiction and are subject to change. Currently, premium tax levels range from 0% to 3.5%.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum premium charge	Upon payment of premium	6% of each premium paid
Maximum withdrawal fee	Upon making a withdrawal	The lesser of 2% of the withdrawal amount or $25 (currently $0)(1)
Surrender charge(2)	Upon surrender, policy lapse or any reduction in Base Face Amount
Minimum surrender charge		$2.40 per thousand dollars of Base Face Amount
Maximum surrender charge		$95.39 per thousand dollars of Base Face Amount
Surrender charge for representative insured person		$17.09 per thousand dollars of Base Face Amount
Maximum transfer fee	Upon each transfer into or out of an investment account beyond an annual limit of not less than 12	$25 (currently $0)(1)
(1)	This charge is not currently imposed, but we reserve the right to do so in the policy.

(2)	A surrender charge is applicable for 9 policy years from the Policy Date, and is calculated as a percentage of the Surrender Charge Calculation Limit as stated in the Policy Specifications page of your policy. The percentage applied to the calculation reduces over the surrender charge period. The charges shown in the table are the amounts applied in month one in the first year of the surrender charge period. The Surrender Charge Calculation Limit varies by the sex, issue age, underwriting risk class, and death benefit option of the insured person. The maximum charge shown in the table is for a 74 year old male substandard smoker underwriting risk with death benefit Options 1 and 2, the minimum charge shown is for a 0 year old female standard non-smoker underwriting risk with death benefit Option 1, and the charge for a representative insured person is for a 45 year old male standard non-smoker underwriting risk with death benefit Option 1.

8

The next two tables describe the charges and expenses that you will pay periodically during the time you own the policy. These tables do not include fees and expenses paid at the portfolio level. Except for the policy loan interest rate, all of the charges shown in the tables are deducted from your policy value. The second table is devoted only to optional supplementary rider benefits. The charges shown in these tables may not be particularly relevant to your current situation. For more information about the cost of insurance rates and other charges talk to your John Hancock representative.

Periodic Charges Other Than Fund Operating Expenses
	When Charge is	Amount Deducted
Charge	Deducted	Guaranteed Rate	Current Rate
Cost of insurance charge:(1)	Monthly
Minimum charge		$0.06 per $1,000 of NAR	$0.004 per $1,000 of NAR
Maximum charge		$83.33 per $1,000 of NAR	$83.33 per $1,000 of NAR
Charge for representative insured person		$0.38 per $1,000 of NAR	$0.04 per $1,000 of NAR
Face Amount charge:(2)	Monthly for 10 policy years from the Policy Date
Minimum charge		$0.03 per $1,000 of Base Face Amount	$0.03 per $1,000 of Base Face Amount
Maximum charge		$1.18 per $1,000 of Base Face Amount	$1.18 per $1,000 of Base Face Amount
Charge for representative insured person		$0.17 per $1,000 of Base Face Amount	$0.17 per $1,000 of Base Face Amount
Administrative charge(3)	Monthly	$25	$25
Asset-based risk charge(4)	Monthly	0.03% of policy value	0.00% of policy value
Maximum policy loan interest rate(5)	Accrues daily Payable annually	4.25%	4.25%
(1)	The cost of insurance charge is determined by multiplying the amount of insurance for which we are at risk (the net amount at risk or “NAR”) by the applicable cost of insurance rate. The rates vary widely depending upon the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The “minimum” guaranteed rate shown in the table is the rate in the first policy year for a policy issued to cover a 10 year old female standard non-smoker underwriting risk. The minimum current rate shown in the table is the rate in the first policy year for a policy issued to a 0 year old female standard non-smoker underwriting risk. The “maximum” rate shown in the table at both guaranteed and current rates is the rate in the first policy year for a policy issued to cover a 90 year old male substandard smoker underwriting risk. This includes the so-called “extra mortality charge.” The “representative insured person” referred to in the table is a 45 year old male standard non-smoker underwriting risk with a policy in the first policy year.

(2)	This charge is determined by multiplying the Base Face Amount at issue by the applicable rate. The rates vary by the sex, age, death benefit option, and risk classification at issue of the insured person. The “minimum” rate shown in the table is for a 0 year old male standard non-smoker electing death benefit Option 1. The “maximum” rate shown in the table is for a 90 year old male standard smoker electing death benefit Option 2. The “representative insured person” referred to in the table is a 45 year old male standard non- smoker electing death benefit Option 1.

(3)	The monthly administrative charge in policy year 1 is $25. The monthly charge thereafter is $10.

(4)	This charge only applies to that portion of policy value held in the investment accounts. The charge determined does not apply to any fixed account.

(5)	4.25% is the maximum effective annual interest rate we can charge and applies only during policy years 1-10. The effective annual interest rate is 3.0% thereafter (although we reserve the right to increase the rate after the tenth policy year to as much as 3.25%). The amount of any loan is transferred from the accounts to a special loan account which earns interest at an effective annual rate of 3.0%. Therefore, the cost of a loan is the difference between the loan interest we charge and the interest we credit to the special loan account.

9

Rider Charges
Charge	When Charge is Deducted	Amount Deducted
Disability Payment of Specified Premium Rider:(1)	Monthly
Minimum charge		$16.57 per $1,000 of Specified Premium
Maximum charge		$198.67 per $1,000 of Specified Premium
Charge for representative insured person		$51.66 per $1,000 of Specified Premium
Acceleration of Death Benefit for Qualified Long-Term Care Services Rider:(2)	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$1.80 per $1,000 of NAR
Charge for representative insured person		$0.08 per $1,000 of NAR
Return of Premium Death Benefit Rider:(3)	Monthly
Minimum charge		$0.006 per $1,000 of NAR
Maximum charge		$83.33 per $1,000 of NAR
Charge for representative insured person		$0.38 per $1,000 of NAR
Cash Value Enhancement Rider	Upon policy issue	$500.00
Overloan Protection Rider:(4)	At exercise of benefit
Minimum charge		0.04%
Maximum charge		8.00%
Change of Life Insured Rider	At exercise of benefit	$250.00
Residual Life Insurance Benefit and Continuation of Acceleration Rider:(5)	Monthly
Minimum charge		$2.12 per $1,000 of LMAX Maximum Monthly Benefit Amount
Maximum charge		$130.37 per $1,000 of LMAX Maximum Monthly Benefit Amount
Charge for representative insured person		$7.29 per $1,000 of LMAX Maximum Monthly Benefit Amount
Accelerated Benefit Rider	At exercise of benefit	$150.00(6)
(1)	The charge for this rider is determined by multiplying the Specified Premium by the applicable rate. The Specified Premium is stated in the Policy Specifications page of your policy. The rates vary by the sex, issue age and the disability insurance risk characteristics of the insured person. The “minimum” rate shown in the table is for a 20 year old male standard non-smoker underwriting risk. The “maximum” rate shown in the table is for a 54 year old female substandard smoker underwriting risk. The “representative insured person” referred to in the table is a 45 year old male standard non-smoker underwriting risk.

(2)	The charge for this rider is determined by multiplying the net amount of insurance for which we are at risk (the net amount at risk or “NAR”) by the applicable rate. The rates vary by the long-term care insurance risk characteristics of the insured person and the rider benefit level selected. The “minimum” rate shown in the table is for a 20 year old female super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The Monthly Acceleration Percentage is stated in the Policy Specifications page of your policy. The “maximum” rate shown in the table is for an 80 year old male substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The “representative insured person” referred to in the table is a 45 year old male standard non-smoker underwriting risk with a 4% Monthly Acceleration Percentage.

(3)	The Return of Premium Death Benefit Rider charge is determined by multiplying the amount of insurance for which we are at risk (the net amount at risk or “NAR”) by the applicable rate. The rates vary depending upon the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The “minimum” rate shown in the table is the rate in the first policy year for a policy issued to cover a 0 year old female standard non-smoker underwriting risk. The “maximum” rate shown in the table is the rate in the first policy year for a policy issued to cover a 90 year old male substandard smoker underwriting risk. This includes the so-called “extra mortality charge.” The “representative insured person” referred to in the table is a 45 year old male standard non-smoker underwriting risk with a policy in the first policy year.

(4)	The charge for this rider is determined as a percentage of unloaned account value. The rates vary by the attained age of the insured person at the time of exercise. The rates also differ according to the tax qualification test elected at issue. The guaranteed minimum rate

10

for the guideline premium test is .04% (currently .04%) and the guaranteed maximum rate is 2.50% (currently 2.50%). The guaranteed minimum rate for the cash value accumulation test is .054% (currently .054%) and the guaranteed maximum rate is 8.00% (currently 8.00%). The minimum rate shown in the table is for an insured person who has reached attained age 99 and the guideline premium test has been elected. The maximum rate shown is for an insured person who has reached attained age 75 and the cash value accumulation test has been elected.

(5)	The charge for this rider is determined by multiplying the LMAX Maximum Monthly Benefit Amount for this rider by the applicable rate. The LMAX Maximum Monthly Benefit Amount is stated in the Policy Specifications page of your policy. The rates vary by the long-term care insurance risk characteristics of the insured person and the rider benefit level selected. The “minimum” rate shown in the table is for a 20 year old female standard non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The “maximum” rate shown in the table is for a 80 year old male substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The “representative insured person” referred to in the table is a 45 year old male standard non-smoker underwriting risk with a 4% Monthly Acceleration Percentage.

(6)	This charge is not currently imposed, but we reserve the right to do so in the policy.

The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment option offered through this prospectus, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets.

Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/ or service (12b-1) fees, and other expenses	0.50%	1.57%

The next table describes the fees and expenses for each portfolio underlying a variable investment option offered through this prospectus. None of the portfolios charge a sales load or surrender fee. The fees and expenses do not reflect the fees and expenses of any variable insurance contract or qualified plan that may use the portfolio as its underlying investment medium. Except for the American Asset Allocation, American International, American Diversified Growth and Income, American Global Diversification, American Growth, American Growth-Income, American Blue Chip Income and Growth, American Bond, American New World, American Fundamental Holdings and PIMCO VIT All Asset portfolios, all of the portfolios shown in the table are NAV class shares that are not subject to Rule 12b-1 fees. Except as indicated in the footnotes appearing at the end of the table, the expense ratios are based upon the portfolio’s actual expenses for the year ended December 31, 2008.

As noted in the footnotes to the table, for certain portfolios John Hancock Investment Management Services, Inc. (the “Adviser”) has agreed to waive a portion of its fees or reimburse the portfolio for expenses when, and to the extent that, the net operating expenses exceed an agreed upon expense limitation. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement or waiver occurred.

Portfolio Annual Expenses

(as a percentage of portfolio average net assets, rounded to two decimal places)

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total[1] Operating Expenses
500 Index B2	0.47%	0.00%	0.03%	0.00%	0.50%
Active Bond[3]	0.60%	0.00%	0.04%	0.00%	0.64%
All Cap Core[3]	0.77%	0.00%	0.05%	0.00%	0.82%
All Cap Growth[3]	0.85%	0.00%	0.10%	0.00%	0.95%
All Cap Value[3]	0.85%	0.00%	0.09%	0.00%	0.94%
Alpha Opportunities[3,4]	1.02%	0.00%	0.04%	0.00%	1.06%
American Asset Allocation[5,6]	0.31%	0.60%	0.05%	0.00%	0.96%
American Blue Chip Income and Growth[5]	0.42%	0.60%	0.07%	0.00%	1.09%
American Bond[5]	0.39%	0.60%	0.05%	0.00%	1.04%
American Diversified Growth and Income[4,7]	0.05%	0.60%	0.04%	0.63%	1.32%
American Fundamental Holdings[4,7]	0.05%	0.60%	0.04%	0.40%	1.09%
American Global Diversification[4,7]	0.05%	0.60%	0.04%	0.63%	1.32%
American Growth[5]	0.32%	0.60%	0.05%	0.00%	0.97%

11

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total[1] Operating Expenses
American Growth-Income[5]	0.27%	0.60%	0.05%	0.00%	0.92%
American International[5]	0.49%	0.60%	0.07%	0.00%	1.16%
American New World[4,5,6]	0.76%	0.60%	0.18%	0.00%	1.54%
Balanced[8]	0.84%	0.00%	0.07%	0.00%	0.91%
Blue Chip Growth[3,8]	0.81%	0.00%	0.04%	0.00%	0.85%
Capital Appreciation[3]	0.72%	0.00%	0.04%	0.00%	0.76%
Capital Appreciation Value[3,8,9]	0.95%	0.00%	0.15%	0.00%	1.10%
Core Allocation Plus[3,9]	0.92%	0.00%	0.22%	0.00%	1.14%
Core Bond[3,9]	0.64%	0.00%	0.07%	0.00%	0.71%
Core Strategy[10]	0.05%	0.00%	0.05%	0.52%	0.62%
Disciplined Diversification[3,11]	0.80%	0.00%	0.19%	0.00%	0.99%
Emerging Small Company[3]	0.97%	0.00%	0.08%	0.00%	1.05%
Equity-Income[3,8]	0.81%	0.00%	0.05%	0.00%	0.86%
Financial Services[3]	0.82%	0.00%	0.08%	0.00%	0.90%
Franklin Templeton Founding Allocation[12]	0.04%	0.00%	0.04%	0.83%	0.91%
Fundamental Value[3]	0.76%	0.00%	0.05%	0.00%	0.81%
Global[3,9,13,14]	0.81%	0.00%	0.11%	0.00%	0.92%
Global Allocation[3,9]	0.85%	0.00%	0.10%	0.05%	1.00%
Global Bond[3,9]	0.70%	0.00%	0.10%	0.00%	0.80%
Global Real Estate[3]	0.93%	0.00%	0.12%	0.00%	1.05%
Health Sciences[3,8,9]	1.05%	0.00%	0.08%	0.00%	1.13%
High Yield[3]	0.66%	0.00%	0.06%	0.00%	0.72%
International Core[3,9]	0.89%	0.00%	0.14%	0.00%	1.03%
International Equity Index B2	0.53%	0.00%	0.06%	0.00%	0.59%
International Opportunities[3,9]	0.87%	0.00%	0.13%	0.00%	1.00%
International Small Cap[3,9]	0.94%	0.00%	0.16%	0.00%	1.10%
International Value[3,9,13]	0.81%	0.00%	0.14%	0.00%	0.95%
Investment Quality Bond[3]	0.59%	0.00%	0.09%	0.00%	0.68%
Large Cap[3]	0.72%	0.00%	0.03%	0.00%	0.75%
Large Cap Value[3]	0.81%	0.00%	0.05%	0.00%	0.86%
Lifestyle Aggressive	0.04%	0.00%	0.04%	0.86%	0.94%
Lifestyle Balanced	0.04%	0.00%	0.03%	0.76%	0.83%
Lifestyle Conservative	0.04%	0.00%	0.03%	0.71%	0.78%
Lifestyle Growth	0.04%	0.00%	0.03%	0.76%	0.83%
Lifestyle Moderate	0.04%	0.00%	0.03%	0.74%	0.81%
Mid Cap Index[3,15]	0.47%	0.00%	0.03%	0.00%	0.50%
Mid Cap Intersection[3]	0.87%	0.00%	0.06%	0.00%	0.93%
Mid Cap Stock[3]	0.84%	0.00%	0.05%	0.00%	0.89%
Mid Value[3,8]	0.98%	0.00%	0.10%	0.00%	1.08%
Money Market B2	0.49%	0.00%	0.04%	0.00%	0.53%
Natural Resources[3]	1.00%	0.00%	0.08%	0.00%	1.08%
Optimized All Cap[3]	0.68%	0.00%	0.06%	0.00%	0.74%
Optimized Value[3]	0.65%	0.00%	0.05%	0.00%	0.70%
Overseas Equity[3,9]	0.98%	0.00%	0.14%	0.00%	1.12%
Pacific Rim[3,9]	0.80%	0.00%	0.25%	0.00%	1.05%
PIMCO VIT All Asset[16]	0.18%	0.25%	0.45%	0.69%	1.57%
Real Estate Securities[3]	0.70%	0.00%	0.05%	0.00%	0.75%

12

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total[1] Operating Expenses
Real Return Bond[3,9,17]	0.68%	0.00%	0.06%	0.00%	0.74%
Science & Technology[3,8,9]	1.05%	0.00%	0.07%	0.00%	1.12%
Short-Term Bond[3]	0.59%	0.00%	0.07%	0.00%	0.66%
Small Cap Growth[3]	1.06%	0.00%	0.08%	0.00%	1.14%
Small Cap Index[3,15]	0.49%	0.00%	0.04%	0.00%	0.53%
Small Cap Opportunities[3,13]	1.00%	0.00%	0.06%	0.00%	1.06%
Small Cap Value[3]	1.06%	0.00%	0.06%	0.00%	1.12%
Small Company Value[3,8]	1.02%	0.00%	0.06%	0.00%	1.08%
Strategic Bond[3,9]	0.67%	0.00%	0.06%	0.00%	0.73%
Strategic Income[3]	0.69%	0.00%	0.08%	0.00%	0.77%
Total Bond Market B2, 18	0.47%	0.00%	0.05%	0.00%	0.52%
Total Return[3,17]	0.69%	0.00%	0.06%	0.00%	0.75%
Total Stock Market Index[3,15]	0.49%	0.00%	0.04%	0.00%	0.53%
U.S. Government Securities[3]	0.61%	0.00%	0.09%	0.00%	0.70%
U.S. High Yield Bond[3]	0.73%	0.00%	0.06%	0.00%	0.79%
Utilities[3,9]	0.83%	0.00%	0.10%	0.00%	0.93%
Value[3]	0.74%	0.00%	0.06%	0.00%	0.80%

1Total Operating Expenses may include fees and expenses incurred indirectly by a portfolio as a result of its investment in other investment companies (each an “Acquired Fund”), and in those cases the Total Operating Expenses will be expected to vary based upon an allocation of the portfolio’s assets among the Acquired Fund portfolios and upon the total annual operating expenses of these portfolios, and may be higher or lower than those shown in the table. The Total Operating Expenses shown in the table may not correlate to the portfolio’s ratio of expenses to average net assets shown in the financial highlights section in the prospectus for the portfolios, which does not include Acquired Fund fees and expenses. For the International Equity Index B portfolio, Total Operating Expenses include Acquired Fund fees and expenses which are less than 0.01%.

2John Hancock Trust (the “Trust”) sells shares of these portfolios only to certain variable life insurance and variable annuity separate accounts of ours and our affiliates. Each portfolio is subject to an agreement between the Trust and the Adviser under which the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the portfolio) in an amount so that the rate of the portfolio’ Total Operating Expenses does not exceed its net operating expenses as listed below. A portfolio’s Total Operating Expenses includes all of its ordinary operating expenses, including advisory fees and 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses (estimated at 0.01% or less of the portfolio’s average net assets) of the portfolio not incurred in the ordinary course of the portfolio’s business. Under the agreement, the Adviser’s obligation to provide the expense cap with respect to a particular portfolio will remain in effect until May 1, 2010 and will terminate after that date only if the Trust, without the prior written consent of the Adviser, sells shares of the portfolio to (or has shares of the portfolio held by) any person other than the variable life insurance or variable annuity separate accounts of ours or any of our affiliates that are specified in the agreement. The fees shown in the table do not reflect this expense cap. If this expense cap had been reflected, the net operating expenses for the portfolios would be as indicated below. For more information, please see the prospectus for the participating portfolios for additional information.

Portfolio	Net Operating Expenses	Portfolio	Net Operating Expenses
500 Index B	0.25%	Money Market B	0.29%
International Equity Index B	0.35%	Total Bond Market B	0.25%

3Effective January 1, 2006, the Adviser has voluntarily agreed to waive its advisory fee for certain portfolios or otherwise reimburse the expenses of those portfolios. The reimbursement will be equal, on an annualized basis, to 0.02% of that portion of the aggregate net assets of all the participating portfolios that exceeds $50 billion. The amount of the reimbursement will be calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. The fees shown in the table do not reflect this waiver. If all applicable waivers or reimbursements had been reflected, the net operating expenses for these portfolios would be as indicated below. For more information, please see the prospectus for the participating portfolios for additional information.

Portfolio	Net Operating Expenses	Portfolio	Net Operating Expenses	Portfolio	Net Operating Expenses
Active Bond	0.64%	Alpha Opportunities	1.06%	Core Allocation Plus	1.14%
All Cap Core	0.82%	Blue Chip Growth	0.85%	Core Bond	0.71%
All Cap Growth	0.95%	Capital Appreciation	0.76%	Disciplined Diversification	0.70%
All Cap Value	0.94%	Capital Appreciation Value	1.10%	Emerging Small Company	1.05%

13

Portfolio	Net Operating Expenses	Portfolio	Net Operating Expenses	Portfolio	Net Operating Expenses
Equity-Income	0.86%	Large Cap	0.75%	Short Term Bond	0.66%
Financial Services	0.90%	Large Cap Value	0.86%	Small Cap Growth	1.14%
Fundamental Value	0.81%	Mid Cap Index	0.50%	Small Cap Index	0.53%
Global	0.91%	Mid Cap Intersection	0.93%	Small Cap Opportunities	1.06%
Global Allocation	1.00%	Mid Cap Stock	0.89%	Small Cap Value	1.12%
Global Bond	0.80%	Mid Value	1.08%	Small Company Value	1.08%
Global Real Estate	1.05%	Natural Resources	1.08%	Strategic Bond	0.73%
Health Sciences	1.13%	Optimized All Cap	0.74%	Strategic Income	0.77%
High Yield	0.72%	Optimized Value	0.70%	Total Return	0.75%
International Core	1.03%	Overseas Equity	1.12%	Total Stock Market Index	0.53%
International Opportunities	1.00%	Pacific Rim	1.05%	U.S. Government Securities	0.70%
International Small Cap	1.10%	Real Estate Securities	0.75%	U.S. High Yield Bond	0.79%
International Value	0.93%	Real Return Bond	0.74%	Utilities	0.93%
Investment Quality Bond	0.68%	Science and Technology	1.12%	Value	0.80%

4For portfolios that have not commenced operations or have inception dates of less than six months before December 31, 2008, expenses are estimated.

5Capital Research Management Company voluntarily waived a portion of its management fee from September 1, 2004 through December 31, 2008. The fees shown in the table do not reflect this waiver. See the financial highlights table in the American Funds Insurance Series’ prospectus or annual report for further information.

6The table reflects the fees and expenses of the master and feeder portfolios. The Adviser has contractually limited other ordinary expenses at the feeder portfolio level to 0.03% until May 1, 2010, and the table reflects this limit. Other portfolio level expenses consist of operating expenses of the portfolio, excluding adviser fees, 12b-1 fees, transfer agent fees, blue sky fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.

7The Adviser has contractually agreed to waive its management fee of 0.05% of average annual net assets until May 1, 2010. The fees shown in the table do not reflect this waiver. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the American Diversified Growth and Income, American Fundamental Holdings and American Global Diversification portfolios would be 1.27%, 1.04% and 1.27%, respectively.

8T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for certain portfolios. This waiver is based on the combined average daily net assets of these portfolios and the following funds of John Hancock Funds II: Blue Chip Growth, Equity-Income, Mid Value, Small Company Value, Spectrum Income and Real Estate Equity portfolios. The John Hancock Funds II portfolios are not offered under your policy. Based on the combined average daily net assets of the portfolios, the percentage fee reduction (as a percentage of the subadvisory fee) is as follows: 0% for the first $750 million, 5% for the next $750 million, 7.5% for the next $1.5 billion, and 10% if over $3 billion. The Adviser has also voluntarily agreed to reduce the advisory fee for each portfolio by the amount that the subadvisory fee is reduced. These voluntary fee waivers may be terminated by T. Rowe Price or the Adviser at any time. The fees shown in the table do not reflect these waivers. For more information, please see the prospectus for the underlying portfolios.

9Other Expenses reflect an estimated expense based on a new custody fee pursuant to an agreement between the Trust and its custodian, which became effective on April 1, 2009.

10The Adviser has contractually agreed to reimburse ordinary expenses of the portfolio that exceed 0.02% of the average annual net assets of the portfolio. Expenses include all expenses of the portfolio except 12b-1 fees, underlying portfolio expenses, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated any time after May 1, 2010. The fees shown in the table do not reflect this reimbursement. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the portfolio would be 0.54%. For more information, please see the prospectus for the underlying portfolio.

11The Adviser has contractually agreed to reimburse ordinary expenses of the portfolio that exceed 0.70% of the average annual net assets of the portfolio. Expenses include all expenses of the portfolio except 12b-1 fees, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This contractual reimbursement will be in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the Trust. The fees shown in the table do not reflect this reimbursement. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the portfolio would be 0.70%. For more information, please see the prospectus for the underlying portfolio.

12The Adviser has contractually agreed to limit ordinary portfolio expenses to 0.025% until May 1, 2010. Portfolio expenses include advisory fees and other ordinary operating expenses of the portfolio, but exclude 12b-1 fees, underlying fund expenses, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The fees shown in the table do not reflect this waiver. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the portfolio would be 0.86%. For more information, please see the prospectus for the underlying portfolio.

14

13The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the portfolio does not exceed 0.45% of the portfolio’s average net assets. This advisory fee waiver will remain in place until May 1, 2010. The fees shown in the table do not reflect this waiver. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the Global, International Value and Small Cap Opportunities portfolios would be 0.91%, 0.93% and 1.06%, respectively. For more information, please see the prospectus for the underlying portfolios.

14The Adviser has contractually agreed to reduce its advisory fee for a class of shares of the portfolio in an amount equal to the amount by which the ordinary expenses of such class of the portfolio exceed the expense limit (as a percentage of the average annual net assets of the portfolio attributable to the class) of 0.15% and, if necessary, to remit to that class of the portfolio an amount necessary to ensure that such expenses do not exceed that expense limit. Ordinary expenses means all the expenses of a class of a portfolio excluding advisory fees, 12b-1 fees, transfer agency fees and service fees, blue sky fees, taxes, portfolio brokerage commissions, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business. This contractual reimbursement will be in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the portfolio. The fees shown in the table do not reflect this reimbursement. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the portfolio would be 0.91%. For more information, please see the prospectus for the underlying portfolio.

15The Adviser has voluntarily agreed to reduce its advisory fee for a class of shares of the portfolio in an amount equal to the amount by which the ordinary expenses of such class of the portfolio exceed the expense limit (as a percentage of the average annual net assets of the portfolio attributable to the class) of 0.05% and, if necessary, to remit to that class of the portfolio an amount necessary to ensure that such expenses do not exceed that expense limit. Ordinary expenses means all the expenses of a class of the portfolio excluding advisory fees, 12b-1 fees, transfer agency fees and service fees, blue sky fees, taxes, portfolio brokerage commissions, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business. This expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to the Trust. This voluntary expense limitation may be terminated at any time. The fees shown in the table do not reflect this expense limitation. For more information, please refer to the prospectus for the underlying portfolios.

16Other Expenses for the PIMCO VIT All Asset portfolio reflect an administrative fee of 0.25% and a service fee of 0.20%. Acquired Fund fees and expenses for the portfolio are based upon an allocation of the portfolio’s assets among the underlying portfolios and upon the total annual operating expenses of the Institutional Class of these underlying portfolios. Acquired Fund fees and expenses will vary with changes in the expenses of the underlying portfolios, as well as allocation of the portfolio’s assets, and may be higher or lower than those shown in the table. For a listing of the expenses associated with each underlying portfolio for the most recent fiscal year, please refer to the prospectus for the underlying portfolio. Pacific Investment Management Company LLC (“PIMCO”), the adviser to the portfolio, has contractually agreed for the current fiscal year (December 31, 2009) to reduce its advisory fee to the extent that the underlying portfolio expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the underlying portfolios. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. This expense reduction is implemented based on a calculation of Acquired Fund fees and expenses attributable to advisory and administrative fees that are different from the calculation of Acquired Fund fees and expenses shown in the table. The fees in the table do not reflect this expense reduction. If all applicable waivers or reimbursements had been reflected, the net operating expenses for the portfolio would be 1.55%. For more information, please see the prospectus for the underlying portfolio.

17Other Expenses reflect the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales.

18Other Expenses do not include an interest expense which was charged in 2008. This expense is considered extraordinary and not anticipated in the future.

15

DETAILED INFORMATION

This section of the prospectus provides additional detailed information that is not contained in the Summary of Benefits and Risks section.

Table of Investment Options and Investment Subadvisers

When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Trust (the “Trust” or “JHT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) with respect to the PIMCO VIT All Asset portfolio) and hold the shares in a subaccount of the Separate Account. The Fee Tables show the investment management fees, Rule 12b-1 fees and other operating expenses for these portfolio shares as a percentage (rounded to two decimal places) of each portfolio’s average net assets for 2008, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select.

The John Hancock Trust and the PIMCO Trust are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.

Each of the American Asset Allocation, American Blue Chip Income and Growth, American Bond, American Diversified Growth and Income, American Global Diversification, American Growth-Income, American Growth, American New World, American Fundamental Holdings, and American International portfolios invests in Series 1 shares of the corresponding investment portfolio of the Trust and is subject to a 0.60% Rule 12b-1 fee. The American Asset Allocation, American Growth, American International, American Growth-Income, American New World, American Blue Chip Income and Growth and American Bond portfolios operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the “American” portfolios of the Trust for the marketing support services it provides.

The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. The amount of this compensation is based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.

The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment option.

16

The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios’ investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.

The portfolios available under the policies are as described in the following table:

Portfolio	Portfolio Manager	Investment Objective and Strategy
500 Index B	MFC Global Investment Management (U.S.A.) Limited

To seek to approximate the aggregate total return of a broad-based U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index* and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the portfolio’s investments in certain instruments, such as index futures, total return swaps and exchanged traded portfolios (“ETFs”) have similar economic characteristics to investments that are in the S&P 500 Index.

Active Bond	Declaration Management & Research LLC/ MFC Global Investment Management (U.S.), LLC

To seek to provide income and capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments.

All Cap Core	Deutsche Investment Management Americas Inc.

To seek long-term growth of capital. Under normal market conditions, the portfolio invests in common stocks, other equity securities and other asset classes of those companies within the Russell 3000 Index.*

All Cap Growth	Invesco AIM Capital Management, Inc.

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests its assets principally in common stocks of companies of all market capitalizations. The subadviser focuses on stocks of companies exhibiting long-term sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations.

All Cap Value	Lord, Abbett & Co., LLC

To seek capital appreciation. Under normal market conditions, the portfolio invests in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The portfolio will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index.* This range varies daily. The portfolio will invest the remainder of its assets in mid-sized and small company securities.

Alpha Opportunities	Wellington Management Company, LLP

To seek long-term total return. The portfolio employs a “multiple sleeve structure” which means the portfolio has several components that are managed separately in different styles. The portfolio seeks to attain its objective by combining these different component styles into a single portfolio.

American Asset Allocation	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term. The portfolio invests all of its assets in Class 1 shares of the master fund, the Asset Allocation Fund, a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments. In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody’s and BB or below by S&P or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.” The master fund is designed for investors seeking above-average total return.

17

Portfolio	Portfolio Manager	Investment Objective and Strategy
American Blue Chip Income and Growth	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index*) and to provide an opportunity for growth of principal consistent with sound common stock investing. The portfolio invests all of its assets in Class 1 shares of the master fund, the Blue Chip Income and Growth portfolio, a series of American Funds Insurance Series. The master portfolio invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The master fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, as long as they are listed or traded in the U.S. The master portfolio will invest, under normal market conditions, at least 90% of its assets in equity securities. The portfolio is designed for investors seeking both income and capital appreciation.

American Bond	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to maximize current income and preserve capital. The portfolio invests all of its assets in Class 1 shares of the master fund, the Bond portfolio, a series of American Funds Insurance Series. The master fund normally invests at least 80% of its net assets (plus borrowing for investment purposes) in bonds. The master fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in bonds that are rated Ba 1 or below by Moody’s and BB+ or below by S&P or that are unrated but determined to be of equivalent quality (so called “junk bonds”). It may invest in bonds of issuers domiciled outside the U.S.. The portfolio may also invest up to 20% of its assets in preferred stocks, including convertible and non-convertible preferred stocks. The portfolio is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

American Diversified Growth & Income	MFC Global Investment Management (U.S.A.) Limited

To seek long term growth of capital and income. The portfolio invests in underlying portfolios as well as other types of investments. Under normal market conditions, the portfolio will generally invest between 70% and 80% of its assets in equity securities, which include securities held by the underlying portfolios, and between 20% and 30% of its assets in fixed income securities, which include securities held by the underlying portfolios.

American Fundamental Holdings	MFC Global Investment Management (U.S.A.) Limited

To seek long term growth of capital. The portfolio invests in underlying portfolios as well as other types of investments. The portfolio operates as a fund of funds and currently invests primarily in four underlying portfolios of the American Funds Insurance Series: Bond portfolio, Growth portfolio, Growth-Income portfolio, and International portfolio. The portfolio is permitted to invest in six other underlying portfolios of the American Funds Insurance Series: Asset Allocation portfolio, Blue Chip Income and Growth portfolio, Global Growth portfolio, Global Small Capitalization portfolio, High-Income Bond portfolio, and New World portfolio as well as other underlying portfolios. When purchasing shares of the American Funds Insurance Series, the portfolio only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

American Global Diversification	MFC Global Investment Management (U.S.A.) Limited

To seek long term growth of capital. The portfolio invests in underlying portfolios as well as other types of investments. Under normal market conditions, the portfolio will invest a significant portion of its assets in securities, which include securities held by the underlying portfolios, that are located outside of the U.S.

American Growth	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to make the shareholders’ investment grow. The portfolio invests all of its assets in Class 1 shares of the master fund, the Growth portfolio, a series of American Funds Insurance Series. The Growth portfolio invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth portfolio may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada. In seeking to pursue its investment objective, the portfolio may invest in the securities of issuers representing a broad range of market capitalizations. The portfolio is designed for investors seeking capital appreciation through stocks. Investors in the portfolio should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

18

Portfolio	Portfolio Manager	Investment Objective and Strategy
American Growth-Income	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to make the shareholders’ investments grow and to provide the shareholder with income over time. The portfolio invests all of its assets in Class 1 shares of the master portfolio, the Growth-Income portfolio, a series of American Funds Insurance Series. The Growth-Income portfolio invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income portfolio may invest up to 15% of its assets in securities of issuers domiciled outside the U.S. and not included in the S&P 500 Index.* The portfolio is designed for investors seeking both capital appreciation and income.

American International	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to make the shareholders’ investment grow. The portfolio invests all of its assets in Class 1 shares of the master fund, the International portfolio, a series of American Funds Insurance Series. The International portfolio invests primarily in common stocks of companies located outside the U.S. The portfolio is designed for investors seeking capital appreciation through stocks. Investors in the portfolio should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

American New World	Capital Research Management Company (Adviser to the American Funds Insurance Series)

To seek to make the shareholders’ investment grow over time. The portfolio invests all of its assets in Class 1 shares of the master fund, the New World portfolio, a series of American Funds Insurance Series. The New World portfolio invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The New World portfolio may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. Under normal market conditions, the portfolio will invest at least 35% of its assets in equity and debt securities of issuers primarily based in what the subadviser deems qualified countries that have developing economies and/or markets. In addition, the portfolio may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (“junk bonds”) and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The portfolio may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Balanced	T. Rowe Price Associates, Inc.

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests in both equity and fixed-income securities. The portfolio employs growth, value and core approaches to allocate its assets among stocks of small, medium and large-capitalization companies in both the U.S. and foreign countries. The portfolio may purchase a variety of fixed income securities, including investment grade and below investment grade debt securities with maturities that range from short to longer term, as well as cash. Under normal market conditions, 55-75% of the portfolio will be invested in equity securities and 25-45% of the portfolio will be invested in fixed-income securities. The precise mix of equity and fixed-income securities will depend on the subadviser’s outlook for the markets and generally reflect the subadviser’s long-term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets, and its assessment of the relative attractiveness of each asset class.

Blue Chip Growth	T. Rowe Price Associates, Inc.

To seek to provide long-term growth of capital. Current income is a secondary objective. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

Capital Appreciation	Jennison Associates, LLC

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 65% of its total assets in equity and equity related securities of companies that, at the time of investment, exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium to large-capitalization companies.

19

Portfolio	Portfolio Manager	Investment Objective and Strategy
Capital Appreciation Value	T. Rowe Price Associates, Inc.

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the portfolio’s total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, foreign securities, futures and options. The portfolio may invest up to 20% of its total assets in foreign securities.

Core Allocation Plus	Wellington Management Company, LLP

To seek total return, consisting of long-term capital appreciation and current income. Under normal market conditions, the portfolio invests in equity and fixed income securities of issuers located within and outside the U.S. The portfolio will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities, based upon the subadviser’s targeted asset mix, which may change over time. Under normal circumstances, the targeted asset mix may range between 50%-75% equity instruments and 25%-50% fixed income instruments and will generally reflect the subadviser’s long term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

Core Bond	Wells Capital Management, Incorporated

To seek total return consisting of income and capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments. The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The portfolio may also invest in unrated bonds that the subadviser believes are comparable to investment grade debt securities.

Core Strategy	MFC Global Investment Management (U.S.A.) Limited

To seek long term growth of capital. Current income is also a consideration. Under normal market conditions, the portfolio invests in a number of the other index portfolios of JHT. The portfolio invests approximately 70% of its total assets in underlying portfolios which invest primarily in equity securities and approximately 30% of its total assets in underlying portfolios which invest primarily in fixed income securities.

Disciplined Diversification	Dimensional Fund Advisors LP

To seek total return consisting of capital appreciation and current income. Under normal market conditions, the portfolio invests primarily in equity securities and fixed-income securities of domestic and international issuers, including equities of issuers in emerging markets, in accordance with the following range of allocations:

		Target Allocation	Range of Allocations
		Equity Securities: 70%	65% – 75%
		Fixed-Income Securities: 30%	25% – 35%
The portfolio may invest outside these ranges and may invest defensively during unusual or unsettled market conditions.
Emerging Small Company	RCM Capital Management, LLC

To seek long term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index* or the S&P Small Cap Index.*

Equity-Income	T. Rowe Price Associates, Inc.

To seek to provide substantial dividend income and also long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

Financial Services	Davis Selected Advisers, L.P.

To seek growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that, at the time of investment, are principally engaged in financial services.

20

Portfolio	Portfolio Manager	Investment Objective and Strategy
Franklin Templeton Founding Allocation	MFC Global Investment Management (U.S.A.) Limited

To seek long-term growth of capital. The portfolio operates as a fund of funds and invests in other portfolios and in other investment companies as well as other types of investments. The portfolio currently invests primarily in three underlying portfolios: Global, Income and Mutual Shares portfolios, as described in the JHT prospectus. The portfolio may purchase any portfolios except other JHT funds of funds and the American feeder funds. When purchasing shares of other JHT funds, the Franklin Templeton Founding Allocation Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

Fundamental Value	Davis Selected Advisers, L.P.

To seek growth of capital. Under normal market conditions, the portfolio invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The portfolio may also invest in companies with smaller capitalizations.

Global	Templeton Global Advisors Limited	To seek long-term capital appreciation. Under normal market conditions, the portfolio invests primarily in the equity securities of companies located throughout the world, including emerging markets.
Global Allocation	UBS Global Asset Management (Americas) Inc.

To seek total return, consisting of long-term capital appreciation and current income. Under normal market conditions, the portfolio invests in equity and fixed income securities of issuers located within and outside the U.S. The portfolio will allocate its assets between fixed income securities and equity securities.

Global Bond	Pacific Investment Management Company LLC

To seek maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

Global Real Estate	Deutsche Investment Management Americas Inc.

To seek a combination of long-term capital appreciation and current income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. real estate investments (“REITs”), foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The portfolio will be invested in issuers located in at least three different countries, including the U.S.

Health Sciences	T. Rowe Price Associates, Inc.

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

High Yield	Western Asset Management Company

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S. Government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities

Rating Agency
		Moody’s	Ba through C
		S&P	BB through D
International Core	Grantham, Mayo, Van Otterloo & Co, LLC

To seek high total return. Under normal market conditions, the portfolio invests at least 80% of its total assets in equity investments. The portfolio typically invests in equity investments in companies from developed markets outside the U.S. The portfolio seeks to achieve its objective by outperforming its benchmark, the MSCI EAFE Index.*

21

Portfolio	Portfolio Manager	Investment Objective and Strategy
International Equity Index B	SSgA Funds Management, Inc.

To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets. Under normal market conditions, the portfolio invests at least 80% of its assets in securities listed in the MSCI All CountryWorld Ex U.S. Index* or American Depository Receipts or Global Depository Receipts representing such securities.

International Opportunities	Marsico Capital Management, LLC

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The portfolio may invest in companies of any size throughout the world. The portfolio invests in issuers from at least three different countries not including the U.S. The portfolio may invest in common stocks of companies economically tied to emerging markets. Some issuers or securities in the portfolio may be based in or economically tied to the U.S.

International Small Cap	Franklin Templeton Investment Corp.

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

International Value	Templeton Investment Counsel, LLC	To seek long-term growth of capital. Under normal market conditions, the portfolio invests primarily in equity securities of companies located outside the U.S., including in emerging markets.
Investment Quality Bond	Wellington Management Company, LLP

To provide a high level of current income consistent with the maintenance of principal and liquidity. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The portfolio will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

Large Cap	UBS Global Asset Management (Americas) Inc.

To seek to maximize total return, consisting of capital appreciation and current income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. large capitalization companies. The portfolio defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the portfolio’s benchmark, the Russell 1000 Index.*

Large Cap Value	BlackRock Investment Management, LLC

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index.* The portfolio will seek to achieve its investment objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. The portfolio will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations.

Lifestyle Aggressive	MFC Global Investment Management (U.S.A.) Limited

To seek long-term growth of capital. Current income is not a consideration. The portfolio operates as a fund of funds and, except as otherwise described below, generally invests approximately 100% of its assets in underlying portfolios that invest primarily in equity securities.

Lifestyle Balanced	MFC Global Investment Management (U.S.A.) Limited

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The portfolio operates as a fund of funds and generally invests approximately 40% of its assets in underlying portfolios that invest primarily in fixed income securities and approximately 60% in underlying portfolios that invest primarily in equity securities.

Lifestyle Conservative	MFC Global Investment Management (U.S.A.) Limited

To seek a high level of current income with some consideration given to growth of capital. The portfolio operates as a fund of funds and generally invests approximately 80% of its assets in underlying portfolios that invest primarily in fixed income securities and approximately 20% in underlying portfolios that invest primarily in equity securities.

22

Portfolio	Portfolio Manager	Investment Objective and Strategy
Lifestyle Growth	MFC Global Investment Management (U.S.A.) Limited

To seek long-term growth of capital. Current income is also a consideration. The portfolio operates as a fund of funds and, except as otherwise described below, generally invests approximately 20% of its assets in underlying portfolios that invest primarily in fixed income securities and approximately 80% in underlying portfolios that invest primarily in equity securities.

Lifestyle Moderate	MFC Global Investment Management (U.S.A.) Limited

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income. The portfolio operates as a fund of funds and, except as otherwise described below, generally invests approximately 60% of its assets in underlying portfolios that invest primarily in fixed income securities and approximately 40% in underlying portfolios that invest primarily in equity securities.

Mid Cap Index	MFC Global Investment Management (U.S.A.) Limited

To seek to approximate the aggregate total return of a mid-cap U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P MidCap 400 Index* and (b) securities (which may or may not be included in the S&P MidCap 400 Index) that the subadviser believes as a group will behave in a manner similar to the index.

Mid Cap Intersection	Wellington Management Company, LLP

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the portfolio, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell MidCap Index* or the S&P MidCap 400 Index.*

Mid Cap Stock	Wellington Management Company, LLP

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the portfolio, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell MidCap Index* or the S&P MidCap 400 Index.*

Mid Value	T. Rowe Price Associates, Inc.

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets in companies with market capitalizations that are within the S&P MidCap 400 Index* or the Russell MidCap Value Index.* The portfolio invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

Money Market B	MFC Global Investment Management (U.S.A.) Limited

To seek to obtain maximum current income consistent with preservation of principal and liquidity. Under normal market conditions, the portfolio invests in high quality, U.S. dollar denominated money market instruments. Certain market conditions may cause the return of the portfolio to become low or possibly negative.

Natural Resources	Wellington Management Company, LLP

To seek long-term total return. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

Optimized All Cap	MFC Global Investment Management (U.S.A.) Limited

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 65% of its total assets in equity securities of U.S. companies. The portfolio will focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

Optimized Value	MFC Global Investment Management (U.S.A.) Limited

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 65% of its total assets in equity securities of U.S. companies with the potential for long-term growth of capital, with a market capitalization range, at the time of investment, equal to that of the portfolio’s benchmark, the Russell 1000 Value Index.*

23

Portfolio	Portfolio Manager	Investment Objective and Strategy
Overseas Equity	Capital Guardian Trust Company

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of a diversified mix of large established and medium-sized foreign companies located primarily in developed countries (outside of the U.S.) and, to a lesser extent, in emerging markets.

Pacific Rim	MFC Global Investment Management (U.S.A.) Limited

To seek to achieve long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region, including emerging markets, that have attractive long-term prospects for growth of capital. Current income from dividends and interest will not be an important consideration in the selection of portfolio securities.

PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available for sale)	Pacific Investment Management Company LLC

To seek maximum real return consistent with preservation of real capital and prudent investment management. The portfolio invests primarily in a diversified mix of: (a) common stocks of large and mid sized U.S. companies, and (b) bonds with an overall intermediate term average maturity.

Real Estate Securities	Deutsche Investment Management Americas Inc.

To seek to achieve a combination of long-term capital appreciation and current income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investments and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

Real Return Bond	Pacific Investment Management Company LLC

To seek maximum real return, consistent with preservation of real capital and prudent investment management. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. Governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Science & Technology	T. Rowe Price Associates, Inc. RCM Capital Management LLC

To seek long-term growth of capital. Current income is incidental to the portfolio’s objective. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

Short-Term Bond	Declaration Management & Research, LLC

To seek income and capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in a diversified mix of debt securities and instruments. The securities and instruments will have an average credit quality rating of “A” or “AA” and a weighted average effective maturity between one and three years, and no more than 15% of the portfolio’s net assets will be invested in high yield bonds.

Small Cap Growth	Wellington Management Company, LLP

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the portfolio, “small-cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index* or the S&P SmallCap 600.*

Small Cap Index	MFC Global Investment Management (U.S.A.) Limited

To seek to approximate the aggregate total return of a small-cap U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Russell 2000 Index* and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes as a group will behave in a manner similar to the index.

24

Portfolio	Portfolio Manager	Investment Objective and Strategy
Small Cap Opportunities	Invesco AIM Capital Management, Inc. & Dimensional Fund Advisors LP

To seek long-term capital appreciation. Under normal market conditions, Invesco AIM Capital Management, Inc. invests at least 80% of its subadvised net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Dimensional Fund Advisors LP generally will invest its subadvised net assets in a broad and diverse group of readily marketable common stocks of small and mid cap companies traded on a principal U.S. exchange or on the over-the- counter market that Dimensional Fund Advisers LP determines to be value stocks at the time of purchase.

Small Cap Value	Wellington Management Company, LLP

To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the portfolio, “small-cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index* or the S&P Small Cap 600 Index.*

Small Company Value	T. Rowe Price Associates, Inc.

To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index.* The portfolio invests in small companies whose common stocks are believed to be undervalued.

Strategic Bond	Western Asset Management Company

To seek a high level of total return consistent with preservation of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.

Strategic Income	MFC Global Investment Management (U.S.) LLC

To seek a high level of current income. Under normal market conditions, the portfolio invests at least 80% of its assets in the following types of securities: foreign government and corporate debt securities from developed and emerging markets, U.S. Government and agency securities, and domestic high-yield bonds.

Total Bond Market B	Declaration Management & Research LLC

To seek to track the performance of the Barclays Capital U.S. Aggregate Bond Index** (which represents the U.S. investment grade bond market). Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays Capital U.S. Aggregate Bond Index.

Total Return	Pacific Investment Management Company LLC

To seek maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the portfolio invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

Total Stock Market Index	MFC Global Investment Management (U.S.A.) Limited

Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Wilshire 5000 Total Market Index* and (b) securities (which may or may not be included in the Wilshire 5000 Total Market Index) that the subadviser believes as a group will behave in a manner similar to the index.

U.S. Government Securities	Western Asset Management Company

To obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The portfolio may invest the balance of its assets in non-U.S Government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.

25

Portfolio	Portfolio Manager	Investment Objective and Strategy
U.S. High Yield Bond	Wells Capital Management Incorporated

To seek total return with a high level of current income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities (sometimes referred to as “junk bonds” or high yield securities). The portfolio also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

Utilities	MFS Investment Management

To seek capital growth and current income (income above that available from the portfolio invested entirely in equity securities). Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies (including emerging markets).

Value	Van Kampen Investments

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. Under normal market conditions, the portfolio invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell MidCapValue Index.*

*“Wilshire 5000 Total Market Index®” is a trademark of Wilshire Associates. “MSCI All Country World Ex US Index” is a trademark of Morgan Stanley & Co. Incorporated. “Russell 1000,®” “Russell 2000,®” “Russell 1000 Value,®” “Russell 3000,®” “Russell MidCap,®” and “Russell MidCap Value®” are trademarks of Frank Russell Company. “S&P 500,®” “S&P MidCap 400,® ” and “S&P SmallCap 600®” are trademarks of The McGraw-Hill Companies, Inc. None of the portfolios are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the portfolios.

The indices referred to in the portfolio descriptions track companies having the ranges of approximate market capitalization, as of February 28, 2009, set out below:

  Wilshire 5000 Total Market Index — $1 million to $385 billion

  MSCI All Country World Ex US Index — $199 million to $176 billion

  MSCI EAFE Index — $199 million to $126 billion

  Russell 1000 Index — $41 million to $337.9 billion

  Russell 1000 Value Index — $41 million to $337.9 billion

  Russell 2000 Index — $3.2 million to $3.7 billion

  Russell 3000 Index — $3 million to $337.9 billion

  Russell MidCap Index — $41 million to $13.8 billion

  Russell MidCap Value Index — $41 million to $13.8 billion

  S&P 500 Index — $224 million to $337.9 billion

  S&P MidCap 400 Index — $42 million to $4.6 billion

  S&P SmallCap 600 Index — $200 million to $1 billion

**The Barclays Capital U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market) is a bond index that relies on indicators such as quality, liquidity, term and duration as relevant measures of performance.

If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by the 1940 Act).

We will purchase and redeem series fund shares for the Account at their net asset value without any sales or redemption charges. Shares of a series fund represent an interest in one of the funds of the series fund which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

On each business day, shares of each series fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each series fund’s net asset value per share determined for that same date. A “business day” is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern time).

26

We will vote shares of the portfolios held in the Account at the shareholder meetings according to voting instructions received from persons having the voting interest under the policies. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Account for policy owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of policy owners can determine the outcome of a vote.

We determine the number of a series fund’s shares held in a subaccount attributable to each owner by dividing the amount of a policy’s account value held in the subaccount by the net asset value of one share in the series fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for a series fund’s meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of a series fund, ratification of the selection of independent auditors, approval of series fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions. However, we may, in certain limited circumstances permitted by the SEC’s rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.

The voting privileges described above reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by John Hancock USA to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to deregister the Account under the 1940 Act, (3) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (4) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. Any such change will be made only if, in our judgment, the change would best serve the interests of owners of policies in your policy class or would be appropriate in carrying out the purposes of such policies. We would notify owners of any of the foregoing changes and to the extent legally required, obtain approval of affected owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

Description of John Hancock USA

We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of John Hancock USA and its subsidiaries. However, neither John Hancock USA nor any of its affiliated companies guarantees the investment performance of the Account.

We are ranked and rated by independent financial rating services, which may include Moody’s, Standard & Poor’s, Fitch and A.M. Best. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the company, but they do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio. These ratings do not apply to the safety and performance of the Separate Account.

Description of Separate Account A

The investment accounts shown on page 1 are in fact subaccounts of Separate Account A, a separate account operated by us under Michigan law. The Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the 1940 Act. Such registration does not involve supervision by the SEC of the management of the Account or of us.

The Account’s assets are our property. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can’t be used to pay any indebtedness of John Hancock USA other than those arising out of policies that use the Account. Income, gains and losses credited to, or charged against, the Account reflect the Account’s own investment experience and not the investment experience of John Hancock USA’s other assets.

27

New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.

The fixed account

Our obligations under any fixed account are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the policy value allocated to any fixed account will accrue interest daily at an effective annual rate that we determine without regard to the actual investment experience of the general account. We currently offer only one fixed account — the standard fixed account. The effective annual rate we declare for the fixed account will never be less than 3%. We reserve the right to offer one or more additional fixed accounts with characteristics that differ from those of the current fixed account, but we are under no obligation to do so.

Because of exemptive and exclusionary provisions, interests in our fixed account have not been and will not be registered under the Securities Act of 1933 (“1933 Act”) and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to any fixed account. Disclosure regarding fixed accounts, however, is subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

The death benefit

In your application for the policy, you will tell us how much life insurance coverage you want on the life of the insured person. This is called the “Total Face Amount.” Total Face Amount is composed of the Base Face Amount and any Supplemental Face Amount you elect. The Supplemental Face Amount you can have generally cannot exceed 400% of the Base Face Amount at the Issue Date. Thereafter, increases to the Supplemental Face Amount cannot exceed 400% of the Total Face Amount at the Issue Date. There are a number of factors you should consider in determining whether to elect coverage in the form of Base Face Amount or in the form of Supplemental Face Amount. These factors are discussed under “Base Face Amount vs. Supplemental Face Amount” below.

When the insured person dies, we will pay the death benefit minus any outstanding policy debt and unpaid fees and charges. There are two ways of calculating the death benefit. You must choose which one you want in the application. The two death benefit options are described below.

•	Option 1 - The death benefit will equal the greater of (1) the Total Face Amount, or (2) the minimum death benefit (as described below).

•

Option 2 - The death benefit will equal the greater of (1) the Total Face Amount plus any amount payable under a supplementary benefit rider, plus the policy value on the date of death, or (2) the minimum death benefit.

For the same premium payments, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the resulting cost of insurance charges (based on the higher net amount at risk) will be higher under Option 2. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

Limitations on payment of death benefit

If the insured person commits suicide within certain time periods (generally within two years from the Issue Date of the policy), the amount payable will be equal to the premiums paid, less the amount of any policy debt on the date of death, and less any withdrawals.

Also if an application misstated the age or sex of the insured person, we will adjust, if necessary, the Base Face Amount, any Supplemental Face Amount, and every other benefit to that which would have been purchased at the correct age or sex by the most recent cost of insurance charge.

Base Face Amount vs. Supplemental Face Amount

As noted above, you should consider a number of factors in determining whether to elect coverage in the form of Base Face Amount or in the form of Supplemental Face Amount.

28

For the same amount of premiums paid, the amount of the Face Amount charge deducted from policy value and the amount of compensation paid to the selling insurance agent will generally be less if coverage is included as Supplemental Face Amount, rather than as Base Face Amount. On the other hand, the amount of any Supplemental Face Amount may be subject to a shorter No-Lapse Guarantee Period (see “No-lapse guarantee”). Also, after the insured person reaches age 100, the amount of any Supplemental Face Amount will be limited to the lesser of the current Supplemental Face Amount or the policy value.

If your priority is to reduce your Face Amount charges, you may wish to maximize the proportion of the Supplemental Face Amount. However, if your priority is to take advantage of the No-Lapse Guarantee feature after the second policy year or to maximize the death benefit when the insured person reaches age 100, then you may wish to maximize the proportion of the Base Face Amount.

The minimum death benefit

In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to policy value. There are two tests that can be applied under Federal tax law — the “guideline premium test” and the “cash value accumulation test.” You must elect which test you wish to have applied at issue. Once elected, the test cannot be changed without our approval.

Under the guideline premium test, we compute the minimum death benefit each business day by multiplying the policy value on that date by the death benefit factor applicable on that date. Factors for some ages are shown in the table below:

Attained Age	Applicable Factor
40 and under	250%
45	215%
50	185%
55	150%
60	130%
65	120%
70	115%
75	105%
90	105%
95 and above	100%

A table showing the factor for each age will appear in the policy.

Under the cash value accumulation test, we compute the minimum death benefit each business day by multiplying the policy value on that date by the death benefit factor applicable on that date. The factor decreases as attained age increases. A table showing the factor for each age will appear in the policy.

The cash value accumulation test may be preferable if you want to fund the policy so that the minimum death benefit will increase earlier than would be required under the guideline premium test, or if you want to fund the policy at the “7 pay” limit for the full seven years (see “Tax considerations”).

To the extent that the calculation of the minimum death benefit under the selected life insurance qualification test causes the death benefit to exceed our limits, we reserve the right to return premiums or distribute a portion of the policy value so that the resulting amount of insurance is maintained within our limits. Alternatively, if we should decide to accept the additional amount of insurance, we may require additional evidence of insurability.

When the insured person reaches 100

At and after the policy anniversary nearest the insured person’s 100th birthday, the following will occur:

•	Any Supplemental Face Amount will be limited (see “Base Face Amount vs. Supplemental Face Amount”).

•	We will stop deducting any monthly deductions.

•	We will stop accepting any premium payments.

•	You may no longer borrow from your policy.

29

Requesting an increase in coverage

After the first policy year, you may make a written request for an unscheduled increase in the Supplemental Face Amount. Generally, each such increase must be at least $50,000. Scheduled increases in any one policy year cannot exceed 25% of the Total Face Amount at issue. You will have to provide us with evidence that the insured person qualifies for the same risk classification that applied to them at issue. Generally, any increase will be effective on the next policy anniversary following the date we approve the request. Any unscheduled increase in Total Face Amount after issue, would first require that you terminate the Disability Payment of Specified Premium, Acceleration of Death Benefit for Qualified Long-Term Care Services, Residual Life Insurance Benefit and Continuation of Acceleration Enhanced Riders, you may have elected at issue.

Requesting a decrease in coverage

After the first policy year, we may approve a reduction in the Base Face Amount or the Supplemental Face Amount, but only if:

•	the remaining in the Supplemental Face Amount and Base Face Amount will each be at least $100,000, and

•	the remaining in the Supplemental Face Amount will at least equal the minimum required by the tax laws to maintain the policy’s life insurance status.

A pro-rata portion of the surrender charge will be payable upon any requested reduction in the Base Face Amount (see “Surrender charge”). An approved decrease will take effect on the monthly deduction date on or next following the date we approve the request. We reserve the right to require that the Supplemental Face Amount be fully depleted before the Base Face Amount can be reduced.

Change of death benefit option

The death benefit option may be changed after the first policy year. We reserve the right to limit a request for a change if the change would cause the policy to fail to qualify as life insurance for tax purposes. We will not allow a change in death benefit option if it would cause the Total Face Amount to decrease below $100,000.

A change in the death benefit option will result in a change in the policy’s Total Face Amount, in order to avoid any change in the amount of the death benefit.

•

If it is a change from Option 1 to Option 2, the new Total Face Amount will be equal to the Total Face Amount prior to the change minus the policy value as of the date of the change. The change will take effect on the policy anniversary on or next following the date the written request for the change is received at our Service Office.

•

If it is a change from Option 2 to Option 1, the new Total Face Amount will be equal to the Total Face Amount prior to the change plus the policy value as of the date of the change. Notwithstanding other policy limits, if the change from Option 2 to 1 yields a Total Face Amount that is larger than 400% of the Total Face Amount at issue, we will allow for the increase. The change will take effect on the monthly deduction date on or next following the date the written request for the change is received at our Service Office.

If you change the death benefit option, the Federal tax law test (“guideline premium test” or “cash value accumulation test”) that you elected at issue will continue to apply. Please read “The minimum death benefit” for more information about these Federal tax law tests.

Surrender charges will not apply to reductions in the value of Total Face Amount to the extent that the value being reduced had originally been attributable solely to a change in the death benefit option.

Tax consequences of coverage changes

A change in the death benefit option or Total Face Amount will often change the policy’s limits under the Federal tax law test that you elected. To avoid having the policy cease to qualify as life insurance for tax purposes, we reserve the right to (i) refuse or limit a change in the death benefit option or Total Face Amount and (ii) change the Guideline Single Premium or Guideline Level Premium, as applicable. Please read “Tax considerations” to learn about possible tax consequences of changing your insurance coverage under the policy.

30

Your beneficiary

You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person’s death. You may change the beneficiary during the insured person’s lifetime. Such a change requires the consent of any named irrevocable beneficiary. A new beneficiary designation will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner’s estate.

Ways in which we pay out policy proceeds

You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or surrender. As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary’s name. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing proceeds held in a retained asset account. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of the other payment options we may offer at the time. You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. Please contact our Service Office for more information.

Changing a payment option

You can change the payment option at any time before the proceeds are payable. If you haven’t made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact of payment option chosen

There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

Premiums

Planned premiums

The Policy Specifications page of your policy will show the “Planned Premium” for the policy. You choose this amount in the policy application. You will also choose how often to pay premiums — annually, semi-annually or quarterly. You may also choose to pay premiums by monthly electronic funds transfers. The premium reminder notice we send you is based on the amount and period you choose. However, payment of Planned Premiums is not necessarily required. You need only pay enough premium to keep the policy in force (see “Lapse and reinstatement”).

Minimum initial premium

The Minimum Initial Premium is set forth in the Policy Specifications page of your policy. After the payment of the initial premium, premiums may be paid at any time and in any amount until the insured person’s attained age 100, subject to the limitations on premium amount described below.

Maximum premium payments

Federal tax law limits the amount of premium payments you can make relative to the amount of your policy’s insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds this limit. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. More discussion of these tax law requirements is provided under “Tax considerations.”

Large premium payments may expose us to unanticipated investment risk, and we will generally refuse to accept premiums in excess of the Maximum Annual Premium limit set forth in the Policy Specifications. In addition, in order to limit our investment risk exposure under certain market conditions, we may refuse to accept additional premium payments that are not in excess of the Maximum Annual Premium limit. This may be the case, for example, in an environment of decreasing interest rates, where we may not be able to acquire investments for our general account that will sufficiently match

31

the liabilities we are incurring under our fixed account guarantees. Excessive allocations may also interfere with the effective management of our variable investment account portfolios, if we are unable to make an orderly investment of the additional premium into the portfolios. Also, we may refuse to accept an amount of additional premium if the amount of the additional premium would increase our insurance risk exposure, and the insured person doesn’t provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance.

We will notify you in writing of our refusal to accept additional premium under these provisions within three days following the date that it is received by us, and will promptly thereafter take the necessary steps to return the premium to you. Notwithstanding the foregoing limits on the additional premium that we will accept, we will not refuse to accept any premium necessary to prevent the policy from terminating.

Processing premium payments

No premiums will be accepted prior to our receipt of a completed application at our Service Office. All premiums received prior to the Issue Date of the policy will be held in the general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market B investment account. After the Issue Date but prior to the Allocation Date, premiums received are allocated to the Money Market B investment account. The “Allocation Date” of the policy is the 10th day after the Issue Date. The Issue Date is shown on the Policy Specifications page of the policy. On the Allocation Date, the Net Premiums paid plus interest credited, if any, will be allocated among the investment accounts or the fixed account in accordance with the policy owner’s instructions. The “Net Premium” is the premium paid less the applicable premium charges we deduct from it.

Any Net Premium received on or after the Allocation Date will be allocated among investment accounts or the fixed account as of the business day on or next following the date the premium is received at the Service Office. Monthly deductions are normally due on the Policy Date and at the beginning of each policy month thereafter. However, if the monthly deductions are due prior to the Contract Completion Date, they will be deducted from policy value on the Contract Completion Date instead of the dates they were due (see “Procedures for issuance of a policy” for the definition of “Contract Completion Date”).

Payment of premiums will not guarantee that the policy will stay in force. Conversely, failure to pay premiums will not necessarily cause the policy to lapse. However, in states where permitted, the policy will have a No-Lapse Guarantee which would prevent the policy from lapsing during the guarantee period, provided certain criteria are satisfied.

Ways to pay premiums

If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to “John Hancock.” We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to the John Hancock USA Service Office at the appropriate address shown on the back cover of this prospectus.

We will also accept premiums:

•	by wire or by exchange from another insurance company, or

•	via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method).

Lapse and reinstatement

Lapse

Unless the No-Lapse Guarantee is in effect, a policy will go into default if at the beginning of any policy month the policy’s net cash surrender value would be zero or below after deducting the monthly deductions then due. Therefore, a policy could lapse eventually if increases in policy value (prior to deduction of policy charges) are not sufficient to cover policy charges. A lapse could have adverse tax consequences as described under “Tax considerations.” We will notify you of the default and will allow a 61 day grace period in which you may make a premium payment sufficient to bring the policy out of default. The required payment will be equal to the amount necessary to bring the net cash surrender value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two policy months thereafter, plus any applicable premium charge. If the required payment is not received by the end of the grace period, the policy will terminate (i.e., “lapse”) with no value.

32

No-lapse guarantee

In those states where it is permitted, as long as the cumulative premium test is satisfied during the No-Lapse Guarantee Period, as described below, we will guarantee that the policy will not go into default, even if adverse investment experience or other factors should cause the policy’s surrender value to fall to zero or below during such period.

The Monthly No-Lapse Guarantee Premium is one-twelfth of the No-Lapse Guarantee Premium. The No-Lapse Guarantee Premium is not a charge assessed against the policy value. It is an amount used in determining whether the cumulative premium test has been satisfied.

The No-Lapse Guarantee Premium is set at issue on the basis of the Face Amount and reflects the age, sex and risk class of the proposed insured, the death benefit option elected, as well as any additional rating and supplementary benefits, if applicable. It is subject to change if (i) the Face Amount of the policy is changed, (ii) there is a death benefit option change, (iii) there is a decrease in the Face Amount of insurance due to a withdrawal, (iv) there is any change in the supplementary benefits added to the policy or in the risk classification of the insured person or (v) a temporary additional rating is added (due to a Face Amount increase).

The No-Lapse Guarantee Period is set at issue and is stated in the policy. The No-Lapse Guarantee Period for any Supplemental Face Amount is the first two policy years. Certain state limitations may apply, but generally the No-Lapse Guarantee Period for the Base Face Amount is (i) the lesser of twenty years or to age 75 or (ii) 5 years if the insured person’s issue age is 70 or older. The No-Lapse Guarantee Period for the Base Face Amount under any policy that has elected an increasing Supplemental Face Amount or a Return of Premium Rider, however, is limited to the first two policy years.

While the No-Lapse Guarantee is in effect, we will determine at the beginning of the policy month that your policy would otherwise be in default, whether the cumulative premium test, described below, has been met. If the test has not been satisfied, we will notify you of that fact and allow a 61-day grace period in which you may make a premium payment sufficient to keep the policy from going into default. This required payment, as described in the notification, will be equal to the lesser of:

(a)	the outstanding premium requirement to satisfy the cumulative premium test at the date of default, plus the monthly No-Lapse Guarantee Premium due for the next three policy months, or

(b)	the amount necessary to bring the surrender value to zero plus the monthly deductions due, plus the next three monthly deductions plus the applicable premium charge.

If the required payment is not received by the end of the grace period, the No-Lapse Guarantee and the policy will terminate.

Cumulative premium test

The cumulative premium test is satisfied if, as of the beginning of the policy month that your policy would otherwise be in default, the sum of all premiums paid to date less any withdrawals taken on or before the date of the test and less any policy debt is equal to or exceeds the sum of the Monthly No-Lapse Guarantee Premiums due from the Policy Date to the date of the test.

Death during grace period

If the insured person should die during the grace period, the policy value used in the calculation of the death benefit will be the policy value as of the date of default and the insurance benefit will be reduced by any outstanding monthly deductions due at the time of death.

Reinstatement

You can reinstate a policy that has gone into default and terminated at any time within 21 days following the date of termination without furnishing evidence of insurability, subject to the following conditions:

(a)	The insured person’s risk classification is standard or preferred, and

(b)	The insured person’s attained age is less than 46.

By making a written request, you can reinstate a policy that has gone into default and terminated at any time within the three-year period following the date of termination subject to the following conditions:

33

(a)	You must provide to us evidence of the insured person’s insurability that is satisfactory to us; and

(b)	You must pay a premium equal to the amount that was required to bring the policy out of default immediately prior to termination, plus the amount needed to keep the policy in force to the next scheduled date for payment of the Planned Premium.

If the reinstatement is approved, the date of reinstatement will be the later of the date we approve your request or the date the required payment is received at our Service Office. In addition, any surrender charges will be reinstated to the amount they were at the date of default. The policy value on the date of reinstatement, prior to the crediting of any Net Premium paid in connection with the reinstatement, will be equal to the policy value on the date the policy terminated. Any policy debt not paid upon termination of a policy will be reinstated if the policy is reinstated.

Generally, the suicide exclusion and incontestability provisions will apply from the effective date of reinstatement. A surrendered policy cannot be reinstated.

The policy value

From each premium payment you make, we deduct the applicable premium charges described under “Deduction from premium payments.” We invest the rest (known as the “Net Premium”) in the accounts (fixed or investment) you’ve elected. Special investment rules apply to premiums processed prior to the Allocation Date (see “Processing premium payments”).

Over time, the amount you’ve invested in any investment account will increase or decrease the same as if you had invested the same amount directly in the corresponding underlying portfolio and had reinvested all portfolios’ dividends and distributions in additional portfolio shares, except that we will deduct certain additional charges which will reduce your policy value. We describe these charges under “Description of charges at the policy level.”

We calculate the unit values for each investment account once every business day as of the close of trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. Sales and redemptions within any investment account will be transacted using the unit value next calculated after we receive your request either in writing or other form that we specify. If we receive your request before the close of our business day, we’ll use the unit value calculated as of the end of that business day. If we receive your request at or after the close of our business day, we’ll use the unit value calculated as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we’ll process it as of the end of the next business day.

The amount you’ve invested in the fixed account will earn interest at the rates we declare from time to time. For the fixed account, we guarantee that this rate will be at least 3%. If you want to know what the current declared rate is for the fixed account, just call or write to us. The asset-based risk charge only applies to that portion of the policy value held in the investment accounts. The charge determined does not apply to the fixed account. Otherwise, the policy level charges applicable to the fixed account are the same as those applicable to the investment accounts. We reserve the right to offer one or more additional fixed accounts with characteristics that differ from those of the current fixed account, but we are under no obligation to do so.

Allocation of future premium payments

At any time, you may change the accounts (fixed or investment) in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing policy value

You may also transfer your existing policy value from one account (fixed or investment) to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you. Without our approval, the maximum amount you may transfer to or from any account in any policy year is $1,000,000.

The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment accounts. As a consequence, we have reserved the right to impose limits on the number and frequency of transfers into and out of investment accounts and to impose a fee of up to $25 for any transfer beyond an annual limit (which will not be less than twelve). No transfer fee will be imposed on any transfer from an investment account into a fixed account if the transfer occurs during the following periods:

34

•	within 18 months after the policy’s Issue Date, or

•	within 60 days after the later of the effective date of a material change in the investment objectives of any investment account or the date you are notified of the change.

Subject to the restrictions set forth below, you may transfer existing policy value into or out of investment accounts. Transfers out of a fixed account are subject to additional limitations noted below.

Our current practice is to restrict transfers into or out of investment accounts to two per calendar month (except with respect to those policies described in the following paragraphs). For purposes of this restriction, and in applying the limitation on the number of free transfers, any transfers made during the period from the opening of a business day (usually 9:00 a.m. Eastern time) to the close of that business day (usually 4:00 p.m. Eastern time) are considered one transfer. You may, however, transfer to the Money Market B investment account even if the two transfer per month limit has been reached, but only if 100% of the account value in all investment accounts is transferred to the Money Market B investment account. If such a transfer to the Money Market B investment account is made, then for the 30 calendar day period after such transfer no transfers from the Money Market B investment account to any other accounts (fixed or investment) may be made. If your policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.

Policies such as yours may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits: (i) during the 10 calendar day period after any policy values are transferred from one investment account into a second investment account, the values can only be transferred out of the second investment account if they are transferred into the Money Market B investment account; and (ii) any policy values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market B investment account may not be transferred out of the Money Market B investment account into any other accounts (fixed or investment) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.

Subject to our approval, we may offer policies purchased by a corporation or other entity that has purchased policies to match its liabilities under an employee benefit plan, as described above, the ability to electronically rebalance the investment options in its policies. Under these circumstances, in lieu of imposing any specific limit upon the number and timing of transfers, we will monitor aggregate trades among the subaccounts for frequency, pattern and size for potentially harmful investment practices. If we detect trading activity that we believe may be harmful to the overall operation of any investment account or underlying portfolio, we may impose conditions on policies employing electronic rebalancing to submit trades, including setting limits upon the number and timing of transfers, and revoking privileges to make trades by any means other than written communication submitted via U.S. mail.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors. The restrictions described in these paragraphs will be applied uniformly to all policy holders subject to the restrictions.

Rule 22c-2 under the 1940 Act requires us to provide tax identification numbers and other policy owner transaction information to the Trust or to other investment companies in which the Separate Account invests, at their request. An investment company will use this information to identify any pattern or frequency of investment account transfers that may violate their frequent trading policy. An investment company may require us to impose trading restrictions in addition to those described above if violations of their frequent trading policy are discovered.

Transfers out of the fixed account option are limited to the greater of (i) the fixed account maximum transfer amount of $2,000, or (ii) the fixed account maximum transfer percentage of 15% multiplied by the amount of the fixed account on the immediately preceding policy anniversary. Any transfer which involves a transfer out of the fixed account may not involve a transfer to the Money Market B investment account.

We reserve the right to impose a minimum amount limit on transfers out of any fixed account. We also reserve the right to impose different restrictions on any additional fixed account that we may offer in the future.

35

Dollar cost averaging. We may offer policy owners a dollar cost averaging (“DCA”) program. Under the DCA program, you will designate an amount that will be transferred monthly from one investment account into any other investment account(s) or a fixed account. If insufficient funds exist to effect a DCA transfer, the transfer will not be effected and you will be so notified. No fee is charged for this program.

We reserve the right to cease to offer this program as of 90 days after written notice is sent to you.

Asset allocation balancer transfers. Under the asset allocation balancer program you will designate an allocation of policy value among investment accounts. We will move amounts among the investment accounts at specified intervals you select—annually, semi-annually, quarterly or monthly. A change to your premium allocation instructions will automatically result in a change in asset allocation balancer instructions so that the two are identical unless you either instruct us otherwise or have elected the dollar cost averaging program. No fee is charged for this program.

We reserve the right to cease to offer this program as of 90 days after written notice is sent to you.

Surrender and withdrawals

Surrender

You may surrender your policy in full at any time. If you do, we will pay you the policy value less any policy debt and surrender charge that then applies. This is called your “net cash surrender value.” You must return your policy when you request a surrender. We will process surrenders on the day we receive the surrender request (unless such day is not a business day, in which case we will process surrenders as of the business day next following the date of the receipt).

Withdrawals

After the first policy year, you may make a withdrawal of part of your net cash surrender value once in each policy month. Generally, each withdrawal must be at least $500. If the withdrawal results in a reduction in Base Face Amount, a charge equal to a pro-rata portion of any surrender charge will be applied during the surrender charge period. In addition, we reserve the right to charge a withdrawal fee of up to the lesser of 2% of the withdrawal amount or $25. We will automatically reduce the policy value of your policy by the amount of the withdrawal and the related charges. Unless otherwise specified by you, each account (fixed and investment) will be reduced in the same proportion as the policy value is then allocated among them. We will not permit a withdrawal if it would cause your surrender value to fall below 3 months’ worth of monthly deductions (see “Deductions from policy value”). We also reserve the right to refuse any withdrawal that would cause the policy’s Total Face Amount or the Base Face Amount to fall below $100,000.

Because it reduces the policy value, any withdrawal will reduce your death benefit under either Option 1 or Option 2 (see “The death benefit”). Under Option 1, such a withdrawal may also reduce the Total Face Amount. Generally, any such reduction in the Total Face Amount will be implemented by first reducing any Supplemental Face Amount then in effect. We reserve the right to approve reductions in the Base Face Amount prior to eliminating the Supplemental Face Amount. You should consider a number of factors in determining whether to continue coverage in the form of Base Face Amount or Supplemental Face Amounts (see “Base Face Amount vs. Supplemental Face Amount”). If such a reduction in Total Face Amount would cause the policy to fail the Internal Revenue Code’s definition of life insurance, we will not permit the withdrawal. As noted, above, if the withdrawal results in a reduction in Base Face Amount, a pro-rata portion of the applicable surrender charge will be deducted from the policy value (see “Surrender charge”). We reserve the right to waive the pro-rata surrender charge on any reduction in Base Face Amount if the withdrawal is designed to serve certain administrative purposes (such as the payment of fees associated with the provision of asset management services).

For example, assume a policy owner that has elected death benefit Option 1 requests a withdrawal of $25,000 on a policy with a Base Face Amount of $200,000 and a current surrender charge of $10,000. The $25,000 withdrawal would reduce the Base Face Amount from $200,000 to $175,000. The reduction in Base Face Amount would trigger a partial surrender charge equal to the surrender charge times the proportionate reduction in Base Face Amount, in this case equal to $10,000 X (25,000/200,000) or $1,250. The surrender charge after the withdrawal would be equal to $10,000 - $1,250 or $8,750. If the policy owner had instead purchased a policy with $200,000 of Base Face Amount and $100,000 of Supplemental Face Amount, the withdrawal of $25,000 would reduce the Supplemental Face Amount from $100,000 to $75,000. Since the Base Face Amount would remain at $200,000, no partial surrender charge would be deducted.

36

Policy loans

You may borrow from your policy at any time by completing a form satisfactory to us. The maximum amount you can borrow is the greater of (i) 90% of net cash surrender value and (ii) the amount determined as set out below.

•	We first determine the net cash surrender value of your policy.

•	We then subtract an amount equal to the monthly deductions then being deducted from policy value times the number of full policy months until the next policy anniversary.

•	We then multiply the resulting amount by 1.25% in policy years 1 through 10 and 0% thereafter (although we reserve the right to increase the percentage after the tenth policy year to as much as .25%).

•	We then subtract the third item above from the second item above.

The minimum amount of each loan is $500. The interest charged on any loan is an effective annual rate of 4.25% in the first 10 policy years and 3.00% thereafter. However, we reserve the right to increase the percentage after the tenth policy year to as much as 3.25%. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. Unless otherwise specified by you, the amount of the loan is deducted from the accounts (fixed and investment) in the same proportion as the policy value is then allocated among them. The amount of the loan is then placed in a special loan account. This special loan account will earn interest at an effective annual rate of 3.00%. The tax consequences of a loan interest credited differential of 0% are unclear. You should consult a tax adviser before effecting a loan to evaluate possible tax consequences. If we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to increase the rate charged on the loan to a rate that would, in our reasonable judgment, result in the transaction being treated as a loan under Federal tax law. The right to increase the rate charged on the loan is restricted in some states. Please see your John Hancock USA representative for details. We process policy loans as of the business day on or next following the day we receive the loan request. We will not process any loans at and after the policy anniversary nearest the insured person’s 100th birthday.

Repayment of policy loans

You can repay all or part of a loan at any time. Each repayment will be allocated among the accounts as set out below.

•	The same proportionate part of the loan as was borrowed from the fixed account will be repaid to that fixed account.

•	The remainder of the repayment will be allocated among the accounts in the same way a new premium payment would be allocated (unless otherwise specified by you).

If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments. We process loan repayments as of the day we receive the repayment.

Effects of policy loans

The policy value, the net cash surrender value, and any death benefit are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the accounts and placed in a special loan account. The accounts and the special loan account will generally have different rates of investment return.

The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

Taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. Also, whenever the outstanding loan equals or exceeds your policy value after the insured person reaches age 100, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee’s last known address) specifying the amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Policy loans may also result in adverse tax consequences under certain circumstances (see “Tax considerations”).

Description of charges at the policy level

Deduction from premium payments

•	Premium charge - A charge to help defray our sales costs and related taxes. The current charge is 6% of each premium paid.

37

Deductions from policy value

•	Administrative charge - A monthly charge to help cover our administrative costs. This is a flat dollar charge of $25 per month for the first year, and $10 per month thereafter.

•

Face Amount charge - A monthly charge for the first ten policy years, to primarily help cover sales costs. To determine the charge we multiply the amount of Base Face Amount at issue by a rate that varies by the insured person’s sex, age, death benefit option and risk classification at issue.

•

Cost of insurance charge - A monthly charge for the cost of insurance. To determine the charge, we multiply the net amount of insurance for which we are then at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. The current rates will never be more than the maximum rates shown in the policy. The cost of insurance rates we use will depend on the age at issue, the insurance risk characteristics and (usually) gender of the insured person, and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person’s age increases. (The insured person’s “age” on any date is his or her age on the birthday nearest that date.) For death benefit Option 1, the net amount at risk is equal to the greater of zero, or the result of (a) minus (b) where:

(a) is the death benefit as of the first day of the Policy Month, divided by 1.0024663; and

(b) is the policy value as of the first day of the Policy Month after the deduction of all other monthly deductions.

Since the net amount at risk for death benefit Option 1 is based on a formula that includes as factors the death benefit and the policy value, the net amount at risk is affected by the investment performance of the investment accounts chosen, payment of premiums and charges assessed.

If the minimum death benefit is greater than the Total Face Amount, the cost of insurance charge will reflect the amount of that additional benefit.

For death benefit Option 2, the net amount at risk is equal to the Total Face Amount of insurance divided by 1.0024663.

•

Asset-based risk charge - A monthly charge to help cover sales, administrative and other costs. The charge is a percentage of that portion of your policy value allocated to investment accounts. This charge does not apply to the current fixed account. This charge is not currently imposed, but we reserve the right to do so.

•	Supplementary benefits charges - Monthly charges for any supplementary insurance benefits added to the policy by means of a rider.

•

Withdrawal fee - A fee for each withdrawal of policy value to compensate us for the administrative expenses of processing the withdrawal. The fee is the lesser of 2% of the withdrawal amount or $25. This fee is not currently imposed, but we reserve the right to do so.

•

Surrender charge - A charge we deduct if the policy lapses or is surrendered within the first nine policy years. We deduct this charge to compensate us for sales expenses that we would otherwise not recover in the event of early lapse or surrender. The charge is a percentage of the premiums we received in the first policy year that do not exceed the Surrender Charge Calculation Limit stated in the Policy Specifications page of your policy. The percentage applied is dependent upon the policy year during which lapse or surrender occurs, as shown in the following table:

Policy Year	Percentage Applied
1	100%
2	100%
3	100%
4	100%
5	95%
6	95%
7	90%
8	70%
9	50%
10+	0%

38

The percentage is graded down proportionately at the beginning of each policy month until the next level is reached. The above table applies only if the insured person is male, and less than age 45 at issue. For older issue ages, the percentages in the above table may be reduced. A pro-rata portion of the surrender charge may also be charged in the case of any reduction in Base Face Amount (see “Surrender and withdrawals - Withdrawals” and “Requesting a decrease in coverage”). The pro-rata charge is calculated by dividing the reduction in Base Face Amount by the Base Face Amount immediately prior to the reductions and then multiplying the applicable surrender charge by that ratio.

Additional information about how certain policy charges work

Sales expenses and related charges

The premium and Face Amount charges help to compensate us for the cost of selling our policies (see “Description of charges at the policy level”). The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the premium and Face Amount charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the policies, or from our general assets. Similarly, administrative expenses not fully recovered by the administrative charge may also be recovered from such other sources.

Method of deduction

We deduct the monthly deductions described in the Fee Tables section from your policy’s accounts (fixed and investment) in proportion to the amount of policy value you have in each, unless otherwise specified by you.

Reduced charges for eligible classes

The charges otherwise applicable may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association’s capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

Other charges we could impose in the future

Except for a portion of the premium charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment accounts. However, we expect that no such charge will be necessary.

We also reserve the right to increase the premium charge in order to correspond with changes in the state premium tax levels or in the Federal income tax treatment of the deferred acquisition costs for this type of policy. Premium taxes vary by jurisdiction and are subject to change. Currently, premium tax levels range from 0% to 3.5%.

Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

Description of charges at the portfolio level

The portfolios must pay investment management fees and other operating expenses. These fees and expenses (shown in the tables of portfolio annual expenses under “Fee Tables”) are different for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any investment accounts you select. Expenses of the portfolios are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.

39

Other policy benefits, rights and limitations

Optional supplementary benefit riders you can add

When you apply for a policy, you can request any of the optional supplementary benefit riders that we then make available. Availability of any rider, the benefits it provides and the charges for it may vary by state. Our rules and procedures will govern eligibility for any rider and, in some cases, the configuration of the actual rider benefits. Each rider contains specific details that you should review before you decide to choose the rider. Charges for most riders will be deducted from the policy value. We may change these charges (or the rates that determine them), but not above any applicable maximum amount stated in the Policy Specifications page of your policy. We may add to, delete from or modify the list of optional supplementary benefit riders.

•

Disability Payment of Specified Premium Rider - This rider will deposit the Specified Premium into the policy value of your policy each month during the total disability (as defined in the rider) of the insured person. There is a 6 month “waiting period” of total disability before deposits begin. Deposits continue until cessation of total disability, but will cease at the insured person’s 65th birthday if total disability begins on or after the policy anniversary nearest the insured person’s 60th birthday. The “Specified Premium” is chosen at issue and will be stated in the Policy Specifications page of your policy.

•

Acceleration of Death Benefit for Qualified Long-Term Care Services Rider - This rider provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes “chronically ill” so that such person: (1) is unable to perform at least 2 activities of daily living without substantial human assistance or has a severe cognitive impairment; and (2) is receiving certain qualified services described in the rider. The decision to add this rider must be made at issuance of the policy. If you elect this rider, you will also have an option to apply to have the policy’s death benefit advanced to you in the event of terminal illness.

Benefits under the Acceleration of Death Benefit for Qualified Long-Term Care Services Rider will not begin until we receive proof that the insured person qualifies and has received 100 days of “qualified long-term care service” as defined in the rider, while the policy was in force. You must continue to submit evidence during the insured person’s lifetime of the insured person’s eligibility for rider benefits.

We determine a maximum amount of death benefit that we will advance for each month of qualification. This amount, called the “Maximum Monthly Benefit Amount,” is based on the percentage of the policy’s death benefit that you select when you apply for the policy, and the death benefit amount in effect when the insured person qualifies for benefits. The actual amount of any advance is based on the expense incurred by the insured person, up to the Maximum Monthly Benefit Amount, for each day of qualified long-term care service in a calendar month. The first 100 days of qualified long-term care service, however, are excluded in any determination of an advance. We will recalculate the Maximum Monthly Benefit Amount if you make a withdrawal of policy value, and for other events described in the rider. Each advance reduces the remaining death benefit under your policy, and causes a proportionate reduction in your policy value. If you have a policy loan, we will use a pro-rata portion of each death benefit advance to repay indebtedness. For example, if current indebtedness is $10,000, the death benefit is $100,000, and the gross advance is $2,000, then the net advance would be $1,800 = $2,000 X (1 - ($10,000/ $100,000)). As a result of the advance, the indebtedness will be reduced by $200.

We restrict your policy value’s exposure to market risk when benefits are paid under the Acceleration of Death Benefit for Qualified Long-Term Care Services Rider. We do this in several ways. First, before we begin paying any Monthly Benefit, we will transfer all policy value from the investment accounts to the fixed account. (The amount to be transferred will be determined on the business day immediately following the date we approve a request for benefits under the rider.) In addition, you will not be permitted to transfer policy value or allocate any additional premium payment to an investment account while rider benefits are paid. Your participation in any of the automatic investment plans will also be suspended during this period.

If the insured person no longer qualifies for rider benefits and your policy remains in force, you will be permitted to invest new premium payments or transfer existing policy value in the investment accounts. (The restriction on transfers from the fixed account will continue to apply.) Benefits under this rider do not reduce the No-Lapse Guarantee Premium requirements that may be necessary for the No-Lapse Guarantee to remain in effect after a termination of rider benefits.

If you purchase this rider:

40

•

you and your immediate family will also have access to a national program designed to help the elderly maintain their independent living by providing advice about an array of elder care services available to seniors, and

•	you will have access to a list of long-term care providers in your area who provide special discounts to persons who belong to the national program.

This rider is sometimes referred to as the “LifeCare Benefit Rider.”

•

Return of Premium Death Benefit Rider - You may elect to have your policy issued with an optional Return of Premium Death Benefit Rider. This rider provides an additional death benefit payable upon the death of the life insured. The Return of Premium Rider death benefit has an initial value equal to your initial premium times the Percentage of Premium (which may range between 0% and 100%) as elected and shown in the Policy Specifications page for the rider. The Percentage of Premium will be applied to each subsequent premium and will increase the coverage at the time of premium payment by that amount. The Return of Premium Death Benefit Increase Rate is specified in the Policy Specifications page of your policy and may range between 0% and 5%. The rider also provides options to increase or decrease the benefit amount. This rider is only available to you if death benefit Option 1 is elected, and will cease as of the beginning of the policy month coincident with or next following the date we approve your written request for a change to death benefit Option 2.

The Return of Premium Rider death benefit will not exceed the Maximum Benefit Amount shown in the Policy Specifications page for the rider. If the policy owner makes a written request for a partial withdrawal of net cash surrender value while this rider is in force, the amount of the Return of Premium Rider death benefit will be reduced by the amount of the withdrawal.

The No Lapse Guarantee provisions of the policy apply to the Return of Premium Rider death benefit for the first two policy years only.

•

Cash Value Enhancement Rider - Your policy may be issued with the Cash Value Enhancement Rider. The decision to add this rider to your policy must be made at issuance of the policy and, once made, is irrevocable. The benefit of this rider is that the cash surrender value of your policy is enhanced during the period for which surrender charges are applicable. Under the Cash Value Enhancement Rider, the enhancement is provided by reducing the surrender charge that would otherwise have applied upon policy surrender or lapse. The Cash Value Enhancement Rider does not apply to reduce the surrender charge upon decreases in Face Amount or partial withdrawals.

Under this rider, the enhancement in cash surrender value is equal to the surrender charge multiplied by the applicable Cash Value Enhancement Waiver Percentage. The applicable Cash Value Enhancement Waiver Percentages under this rider during the Surrender Charge Period are set forth below:

Policy Year	Cash Value Enhancement Waiver Percentage
1	90%
2	80%
3	60%
4	40%
5	20%
6+	0%

•

Change of Life Insured Rider - This rider is only available to certain owners purchasing the policy in connection with the financing of employee benefit plan obligations. If you elect this rider, you may change the life insured on or after the second policy anniversary. You must have an insurable interest in the new life insured, and the new life insured must consent in writing to the change. We will require evidence which satisfies us of the new life insured’s insurability, and the premiums and charges after the change date will reflect the new life insured’s age, sex, risk classification and any additional rating which applies. Supplementary benefits riders on the old life insured will be canceled as of the change date. Supplementary benefits riders may be added on the new life insured as of the change date, subject to our normal requirements and restrictions for such benefits. The validity and suicide provisions of the policy will apply to the entire Face Amount beginning anew as of the change date.

•

Overloan Protection Rider - This rider will prevent your policy from lapsing on any date if policy debt exceeds the death benefit. The benefit is subject to a number of eligibility requirements relating to, among other things, the number of years the policy has been in force, the attained age of the life insured, the death benefit option elected and the tax status of the policy.

41

When the Overloan Protection benefit in this rider is invoked, all values in the investment accounts are immediately transferred to the fixed account and will continue to grow at the current fixed account interest rate. Transfer fees do not apply to these transfers. Thereafter, policy changes and transactions are limited as set forth in the rider; for example, death benefit increases or decreases, additional premium payments, policy loans, withdrawals, surrender and transfers are no longer allowed. Any outstanding policy debt will remain. Interest will continue to be charged at the policy’s specified loan interest rate, and the policy’s loan account will continue to be credited with the policy’s loan interest credited rate. Any applicable No-Lapse Guarantee under the policy no longer applies, and any supplementary benefit rider requiring a monthly deduction will automatically be terminated.

When the Overloan Protection Rider causes the policy to be converted into a fixed policy, there is risk that the Internal Revenue Service could assert that the policy has been effectively terminated and that the outstanding loan balance should be treated as a distribution. Depending on the circumstances, all or part of such deemed distribution may be taxable as income. You should consult a tax adviser as to the risks associated with the Overloan Protection Rider.

•

Residual Life Insurance Benefit and Continuation of Acceleration Rider - This rider is available only if you also purchase the Acceleration of Death Benefit for Qualified Long-Term Care Services Rider (“Acceleration Rider”). This rider provides protection against the death benefit being reduced below the lesser of $25,000 or 10% of the Total Face Amount under the policy at issue, reduced proportionately for any reduction in the Total Face Amount not due to acceleration under the Acceleration Rider. The rider also provides for a continuation of benefits under the Acceleration of Death Benefit for Qualified Long-Term Care Services Rider after such benefits would otherwise have ceased. The monthly maximum continuation benefit is determined by multiplying the Monthly Acceleration Percentage specified in the Policy Specifications times the Total Face Amount at issue. This rider is sometimes referred to as the “LMAX Rider.”

•

Accelerated Benefit Rider - This rider provides for acceleration of payment of a portion of the death benefit should the insured person become terminally ill and have a life expectancy of one year or less. Payment of the accelerated benefits is subject to limits and conditions specified in the rider.

Variations in policy terms

Insurance laws and regulations apply to us in every state in which our policies are sold. As a result, terms and conditions of your insurance coverage may vary depending on where you purchase a policy. We disclose all material variations in this prospectus.

We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under “Reduced charges for eligible classes.” No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

Any variation discussed above will be made only in accordance with uniform rules that we adopt and that we apply fairly to our customers.

Procedures for issuance of a policy

Generally, the policy is available with a minimum Total Face Amount at issue of $100,000 and a minimum Base Face Amount at issue of $100,000. At the time of issue, the insured person must have an attained age of no more than 90. The insured person must meet certain health and other insurance risk criteria called “underwriting standards.”

Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy.

Commencement of insurance coverage

After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person’s risk classification should be. After we approve an application for a policy and assign an appropriate insurance risk classification, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under “Temporary coverage prior to policy delivery” below).

The policy will take effect only if all of the following conditions are satisfied:

42

•	The policy is delivered to and received by the applicant.

•	The Minimum Initial Premium is received by us.

•	The insured person is living and there has been no deterioration in the insurability of the insured person since the date of the application.

The date all of the above conditions are satisfied is referred to in this prospectus as the “Contract Completion Date.” If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the “Policy Date.” That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the Policy Date.

Backdating

Under limited circumstances, we may backdate a policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a policy be backdated earlier than the earliest date allowed by state law, which is generally three months to one year prior to the date of application for the policy. The most common reasons for backdating are to preserve a younger age at issue for the insured person or to retain a common monthly deduction date in certain corporate-owned life insurance cases involving multiple policies issued over time. If used to preserve age, backdating will result in lower insurance charges. However, monthly deductions will begin earlier than would otherwise be the case. Monthly deductions for the period the Policy Date is backdated will actually be deducted from policy value on the Contract Completion Date.

Temporary coverage prior to policy delivery

If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the Temporary Life Insurance Agreement and Receipt attached to the application for the policy, including conditions to coverage and limits on amount and duration of coverage.

Monthly deduction dates

Each charge that we deduct monthly is assessed against your policy value at the close of business on the Policy Date and at the close of the first day in each subsequent policy month.

Changes that we can make as to your policy

We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. These changes include those listed below:

•	Changes necessary to comply with or obtain or continue exemptions under the Federal securities laws.

•	Combining or removing fixed accounts or investment accounts.

•	Changes in the form of organization of any separate account.

Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

The owner of the policy

Who owns the policy? That’s up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the accounts in which to invest or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we’ve used the term “you” in this prospectus, we’ve assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

43

While the insured person is alive, you will have a number of options under the policy. These options include those listed below:

•	Determine when and how much you invest in the various accounts.

•	Borrow or withdraw amounts you have in the accounts.

•	Change the beneficiary who will receive the death benefit.

•	Change the amount of insurance.

•	Turn in (i.e., “surrender”) the policy for the full amount of its net cash surrender value.

•	Choose the form in which we will pay out the death benefit or other proceeds.

It is possible to name so-called “joint owners” of the policy. If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Policy cancellation right

You have the right to cancel your policy within ten days after you receive it (the period may be longer in some states). This is often referred to as the “free look” period. During this period, your premiums will be allocated as described under “Processing premium payments” in this prospectus. To cancel your policy, simply deliver or mail the policy to:

•	John Hancock USA at either of the addresses shown on the back cover of this prospectus, or

•	the John Hancock USA representative who delivered the policy to you.

The date of cancellation will be the date of such mailing or delivery. In most states, you will receive a refund of any premiums you’ve paid. In some states, the refund will be your policy value on the date of cancellation.

Reports that you will receive

At least annually, we will send you a statement setting forth at least the following information as of the end of the most recent reporting period: the amount of the death benefit, the portion of the policy value in the fixed account and in each investment account, premiums received and charges deducted from premiums since the last report, any outstanding policy loan (and interest charged for the preceding policy year), and any further information required by law. Moreover, you also will receive confirmations of premium payments, transfers among accounts, policy loans, partial withdrawals and certain other policy transactions.

Semi-annually we will send you a report containing the financial statements of the portfolios, including a list of securities held in each portfolio.

Assigning your policy

You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive a copy of the assignment at our Service Office. Nor are we responsible for the validity of the assignment or its efficacy in meeting your objectives. An absolute assignment is a change of ownership. All collateral assignees of record must usually consent to any surrender, withdrawal or loan from the policy.

When we pay policy proceeds

General

We will ordinarily pay any death benefit, withdrawal, surrender value or loan within seven days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary’s name. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing proceeds held in a retained asset account. Please contact our Service Office for more information.

44

Delay to challenge coverage

We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified by the laws of the state in which your policy was issued.

Delay for check clearance

We reserve the right to defer payment of that portion of your policy value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed fifteen days) to allow the check to clear the banking system. We will not delay payment longer than necessary for us to verify a check has cleared the banking system.

Delay of separate account proceeds

We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from an investment account if (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy value; or (3) the SEC by order permits the delay for the protection of owners. Transfers and allocations of policy value among the investment accounts may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

Delay of general account surrender proceeds

State laws allow us to defer payment of any portion of the net cash surrender value derived from the fixed account for up to six months. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis.

How you communicate with us

General rules

You should mail or express all checks and money orders for premium payments and loan repayments to the John Hancock USA Service Office at the appropriate address shown on the back cover.

Under our current rules, certain requests must be made in writing and be signed and dated by you. Those requests include the following.

•	loans

•	surrenders or withdrawals

•	change of death benefit option

•	increase or decrease in Face Amount

•	change of beneficiary

•	election of payment option for policy proceeds

•	tax withholding elections

•	election of telephone/internet transaction privilege

The following requests may be made either in writing (signed and dated by you) or by telephone or fax or through the Company’s secured website, if a special form is completed (see “Telephone, facsimile and internet transactions” below).

•	transfers of policy value among accounts

•	change of allocation among accounts for new premium payments

You should mail or express all written requests to our Service Office at the appropriate address shown on the back cover. You should also send notice of the insured person’s death and related documentation to our Service Office. We do not consider that we’ve “received” any communication until such time as it has arrived at the proper place and in the proper and complete form.

We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from our Service Office or your John Hancock USA representative. Each communication to us must include your name, your

45

policy number and the name of the insured person. We cannot process any request that doesn’t include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered “received” by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone, facsimile and internet transactions

If you complete a special authorization form, you can request transfers among accounts and changes of allocation among accounts simply by telephoning us at 1-800-827-4546 or by faxing us at 1-416-926-5339 or through the Company’s secured website. Any fax or internet request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the accounts involved. We will honor telephone and internet instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone/internet transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line or internet usage. If this occurs, you should submit your request in writing.

If you authorize telephone or internet transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or internet instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions which are reasonably designed to confirm that instructions received by telephone or internet are genuine. These procedures include requiring personal identification, the use of a unique password for internet authorization, recording of telephone calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone or internet are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

As stated earlier in this prospectus, the policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. To discourage disruptive frequent trading, we have imposed certain transfer restrictions (see “Transfers of existing policy value”). In addition, we also reserve the right to change our telephone, facsimile and internet transaction privileges outlined in this section at any time, and to suspend or terminate any or all of those privileges with respect to any owners who we feel are abusing the privileges to the detriment of other owners.

Distribution of policies

John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with us, is the principal distributor and underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the Trust, whose securities are used to fund certain investment accounts under the policies and under other annuity and life insurance products we offer.

JH Distributors’ principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 197 Clarendon Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).

We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers may include our affiliate Signator Investors, Inc. In addition, we, either directly or through JH Distributors, have entered into agreements with other financial intermediaries that provide marketing, sales support and certain administrative services to help promote the policies (“financial intermediaries”). In a limited number of cases, we have entered into loans, leases or other financial agreements with these broker-dealers or financial intermediaries or their affiliates.

Compensation

The broker-dealers and other financial intermediaries that distribute or support the marketing of our policies may be compensated by means of various compensation and revenue sharing arrangements. A general description of these arrangements is set out below under “Standard compensation” and “Additional compensation and revenue sharing.” These arrangements may differ between firms, and not all broker-dealers or financial intermediaries will receive the same compensation and revenue sharing benefits for distributing our policies. Also, a broker-dealer may receive more or less compensation or other benefits for the promotion and sale of our policy than it would expect to receive from another issuer.

46

Under their own arrangements, broker-dealers determine how much of any amounts received from us is to be paid to their registered representatives. Our affiliated broker-dealer may pay its registered representatives additional compensation and benefits, such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies.

Policy owners do not pay any compensation or revenue sharing benefits directly. These payments are made from JH Distributors and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying fund’s distribution plan (“12b-1 fees”), the fees and charges imposed under the policy and other sources.

You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy. We provide additional information on special compensation or reimbursement arrangements involving broker-dealers and other financial intermediaries in the Statement of Additional Information, which is available upon request.

Standard compensation. JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies, and for providing ongoing service in relation to policies that have already been purchased. We may also pay a limited number of broker-dealers commissions or overrides to “wholesale” the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling.

The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement. The compensation paid is not expected to exceed 135% of target premium paid in the first policy year, and 8% of target premium paid in years 2-10. Compensation paid on any premium in excess of target will not exceed 10% in any year. This compensation schedule is exclusive of additional compensation and revenue sharing and inclusive of overrides and expense allowances paid to broker-dealers for sale of the policies (not including riders).

Additional compensation and revenue sharing. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may enter into special compensation or reimbursement arrangements (“revenue sharing”), either directly or through JH Distributors, with selected broker-dealers and other financial intermediaries. In consideration of these arrangements, a firm may feature our policy in its sales system, give us preferential access to sales staff, or allow JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force. We hope to benefit from these revenue sharing and other arrangements through increased sales of our policies.

Selling broker-dealers and other financial intermediaries may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm’s “due diligence” examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public or client seminars, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions, and/or other contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash or other rewards as may be permitted under FINRA rules and other applicable laws and regulations.

Tax considerations

This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including non- qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.

47

General

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our “policy holder reserves.” We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a “DAC tax” charge we may impose against the Separate Account to compensate us for the finance costs attributable to the acceleration of our income tax liabilities by reason of a “DAC tax adjustment.” We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that are passed through to policy owners.

The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

Death benefit proceeds and other policy distributions

Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your policy value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your policy value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. However certain distributions associated with a reduction in death benefit or other policy benefits within the first fifteen years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.

However, some of the tax rules change if your policy is found to be a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind, including loans. (See “7-pay premium limit and modified endowment contract status” below.)

We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.

If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Internal Revenue Code. In addition, if you have elected the Acceleration of Death Benefit for Qualified Long-Term Care Services Rider, the rider’s benefits generally will be excludable from gross income under the Internal Revenue Code. The tax-free nature of these accelerated benefits is contingent on the rider meeting specific requirements under section 101 and/or section 7702B of the Internal Revenue Code. The rider is intended to meet these standards.

Increases in policy value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy’s death benefit or any other change that reduces benefits under the policy in the first fifteen years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it caused the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).

Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s

48

ownership. If you have elected the Acceleration of Death Benefit for Qualified Long-Term Care Services Rider, as described in “Optional supplementary benefit riders you can add,” you may be deemed to have received a distribution for tax purposes each time a deduction is made from your policy value to pay the rider charge. After 2009 such deductions from policy value will reduce your investment in the contract but will not be included in income even if you have recovered all of your investment in the contract.

It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under section 7702 of the Internal Revenue Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if any of the funds failed to meet certain investment diversification or other requirements of the Internal Revenue Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.

Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner’s estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner’s estate if the transfer occurred less than three years before the former owner’s death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.

Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.

Policy loans

We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

Diversification rules and ownership of the Account

Your policy will not qualify for the tax benefits of a life insurance contract unless the Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investment control” over the underlying assets.

In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the separate account used to support the policy. In those circumstances, income and gains from the separate account assets would be includible in the policy owner’s gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the “extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets.” As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.

The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds’ prospectuses, or that a series fund will not have to

49

change any fund’s investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy’s proportionate share of the assets of the Account, but we are under no obligation to do so.

7-pay premium limit and modified endowment contract status

At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully “paid-up” after the payment of seven equal annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first seven policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.

Policies classified as modified endowment contracts are subject to the following tax rules:

•

First, all partial withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the policy at such time. If you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income.

•

Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.

•

Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

•	is made on or after the date on which the policy owner attains age 59 1/2;

•	is attributable to the policy owner becoming disabled; or

•

is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.

These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.

Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.

Moreover, if there is a reduction in benefits under a policy (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point during the 7-pay testing period are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract.

If your policy is issued as a result of a section 1035 exchange, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice.

All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the modified endowment contract rules. A policy received in exchange for a modified endowment contract will itself also be a modified endowment contract. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.

50

Corporate and H.R. 10 retirement plans

The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Internal Revenue Code. If so, the Internal Revenue Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Internal Revenue Code.

Withholding

To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions.

Life insurance purchases by residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the IRS ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.

Life insurance purchases by non-resident aliens

If you are not a U.S. citizen or resident, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.

Financial statements reference

The financial statements of John Hancock USA and the Account can be found in the Statement of Additional Information. The financial statements of John Hancock USA should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of John Hancock USA to meet its obligations under the policies. Our general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions. To the extent required, the company intends to rely upon the exemption set forth in Rule 12h-7 of the Securities Exchange Act of 1934 from the periodic reporting requirements under that act.

Registration statement filed with the SEC

This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

Independent registered public accounting firm

The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Separate Account A of John Hancock Life Insurance Company (U.S.A.) at December 31, 2008, and for each of the two years in the period ended December 31, 2008, appearing in the Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

51

In addition to this prospectus, John Hancock USA has filed with the SEC a Statement of Additional Information (the “SAI”) which contains additional information about John Hancock USA and the Account, including information on our history, services provided to the Account and legal and regulatory matters. The SAI and personalized illustrations of death benefits, policy values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Service Office. You should also contact the John Hancock USA Service Office to request any other information about your policy or to make any inquiries about its operation.

SERVICE OFFICE

Express Delivery	Mail Delivery
197 Clarendon Street	1 John Hancock Way, Suite 1350
Boston, MA 02116-5010	Boston, MA 02217-1099

Phone:	Fax:
1-800-827-4546	1-416-926-5339

Information about the Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-5850. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.

1940 Act File No. 811-4834 — 1933 Act File No. 333-85284

Statement of Additional Information dated May 1, 2009

for interests in

John Hancock Life Insurance Company (U.S.A.) Account A (“Registrant”)

Interests are made available under

ACCUMULATION VARIABLE UNIVERSAL LIFE

a flexible premium variable universal life insurance policy issued by

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(“John Hancock USA”)

This is a Statement of Additional Information (“SAI”). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock USA representative or by contacting the John Hancock USA Servicing Office at 197 Clarendon Street, Boston, MA 02116-5010 or telephoning 1-800-827-4546.

Description of the Depositor

Under the Federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the “Depositor”. The Depositor is John Hancock USA, a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Until 2004, John Hancock USA had been known as The Manufacturers Life Insurance Company (U.S.A.).

Our ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Description of the Registrant

Under the Federal securities laws, the registered separate account underlying the variable life insurance policy is known as the “Registrant.” In this case, the Registrant is John Hancock Life Insurance Company (U.S.A.) Separate Account A (the “Account”), a separate account established by John Hancock USA under Michigan law. The variable investment options shown on page 1 of the prospectus are subaccounts of the Account. The Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the Securities and Exchange Commission (“SEC”) of the management of the Account or of John Hancock USA.

New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.

Services

Administration of policies issued by John Hancock USA and of registered separate accounts organized by John Hancock USA may be provided by other affiliates. Neither John Hancock USA nor the separate accounts are assessed any charges for such services.

Custodianship and depository services for the Registrant are provided by State Street Bank. State Street Bank’s address is 225 Franklin Street, Boston, Massachusetts, 02110.

Independent Registered Public Accounting Firm

The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Separate Account A of John Hancock Life Insurance Company (U.S.A.) at December 31, 2008, and for each of the two years in the period ended December 31, 2008, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Legal and Regulatory Matters

There are no legal proceedings to which the Depositor, the Account or the principal underwriter is a party or to which the assets of the Account are subject that are likely to have a material adverse effect on the Account or the ability of the principal underwriter to perform its contract with the Account or of the Depositor to meet its obligations under the policies.

On June 25, 2007, John Hancock Investment Management Services, LLC (the “Adviser”) and John Hancock Distributors LLC (the “Distributor”) and two of their affiliates (collectively, the “John Hancock Affiliates”) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust funds that participated in the Adviser’s commission recapture program during the period from

2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.

Principal Underwriter/Distributor

John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company that we control, is the principal distributor and underwriter of the securities offered through this prospectus. JH Distributors acts as the principal distributor of a number of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of John Hancock Trust (the “Trust”), whose securities are used to fund certain variable investment options under the policies and under other annuity and life insurance products we offer.

JH Distributors’ principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 197 Clarendon Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).

We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers may include our affiliate Signator Investors, Inc.

The aggregate dollar amount of underwriting commissions paid to JH Distributors by the Depositor and its affiliates in connection with the sale of variable life products in 2008, 2007, and 2006 was $224,191,519, $236,021,417, and $128,705,303 respectively. JH Distributors did not retain any of these amounts during such periods.

The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement. Compensation is exclusive of additional compensation and revenue sharing and inclusive of overrides and expense allowances paid to broker-dealers for sale of the policies (not including riders). The compensation paid is not expected to exceed 135% of target premium paid in the first policy year, and 8% of target premium paid in years 2-10. Compensation paid on any premium in excess of target will not exceed 10% in any year.

The registered representative through whom your policy is sold will be compensated pursuant to the registered representative’s own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policy owners but will be recouped through the fees and charges imposed under the policy.

Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms or other financial intermediaries. The terms of such arrangements may differ among firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:

•

Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm’s conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

•

Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.

•

Payments based upon “assets under management”: These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates’) insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.

Our affiliated broker-dealer may pay their respective registered representatives additional cash incentives, such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies.

Additional Information About Charges

A policy will not be issued until the underwriting process has been completed to the Depositor’s satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.

Reduction In Charges

The policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. John Hancock USA reserves the right to reduce any of the Policy’s charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which John Hancock USA believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. John Hancock USA may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

AUDITED CONSOLIDATED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)

Years Ended December 31, 2008, 2007, and 2006

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Report of Independent Registered Public Accounting Firm

The Board of Directors

John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company (U.S.A.) (“the Company”) as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in shareholders’ equity and comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company (U.S.A.) at December 31, 2008 and 2007, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2007 the Company changed their method of accounting for collateral related to certain derivative activities and in 2006 the Company changed their method of accounting for defined benefit pension and other postretirement benefit plans.

/s/ ERNST & YOUNG LLP

Boston, Massachusetts

April 16, 2009

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS

	December 31,

	2008	2007

	(in millions)
Assets
Investments
Fixed maturities:
Available-for-sale—at fair value (amortized cost: 2008—$14,875; 2007—$13,050)	$14,736	$13,689
Equity securities:
Available-for-sale—at fair value (cost: 2008—$517; 2007—$781)	415	956
Mortgage loans on real estate	2,629	2,414
Investment real estate	1,719	1,543
Policy loans	2,785	2,519
Short-term investments	3,665	2,723
Other invested assets	398	325

Total Investments	26,347	24,169

Cash and cash equivalents	3,477	3,345
Accrued investment income	319	310
Goodwill	54	54
Deferred policy acquisition costs and deferred sales inducements	8,293	5,928
Amounts due from and held for affiliates	2,622	2,723
Reinsurance recoverable	1,518	1,390
Embedded derivatives recoverable for certain separate account guarantees	4,382	586
Other assets	1,504	619
Separate account assets	77,681	105,380

Total Assets	$126,197	$144,504

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS – (CONTINUED)

	December 31,

	2008	2007

	(in millions)
Liabilities and Shareholder’s Equity
Liabilities
Future policy benefits	$27,796	$24,594
Policyholders’ funds	381	300
Unearned revenue	2,178	543
Unpaid claims and claim expense reserves	591	720
Policyholder dividends payable	216	210
Amounts due to affiliates	4,511	4,371
Current income tax payable	142	174
Deferred income tax liability	855	1,000
Embedded derivatives payable for certain separate account guarantees	2,859	567
Other liabilities	3,836	1,261
Separate account liabilities	77,681	105,380

Total Liabilities	121,046	139,120

Commitments, Guarantees, and Legal Proceedings (Note 10)

Shareholder’s Equity
Preferred stock ($1.00 par value; 50,000,000 shares authorized; 100,000 shares issued and outstanding at December 31, 2008 and 2007)	-	-
Common stock ($1.00 par value; 50,000,000 shares authorized; 4,728,937 shares issued and outstanding at December 31, 2008; 4,728,935 issued and outstanding at December 31, 2007)	5	5
Additional paid-in capital	2,704	2,222
Retained earnings	2,534	2,572
Accumulated other comprehensive (loss) income	(92)	585

Total Shareholder’s Equity	5,151	5,384

Total Liabilities and Shareholder’s Equity	$126,197	$144,504

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF OPERATIONS

	Years ended December 31,

	2008	2007	2006

	(in millions)
Revenues
Premiums	$963	$875	$1,014
Fee income	2,688	3,262	2,483
Net investment income	1,435	1,337	1,163
Net realized investment and other gains	426	162	32

Total revenues	5,512	5,636	4,692

Benefits and expenses
Benefits to policyholders	4,500	2,375	1,889
Policyholder dividends	421	416	395
Amortization of deferred policy acquisition costs and deferred sales inducements	(388)	584	536
Other operating costs and expenses	1,320	1,269	1,117

Total benefits and expenses	5,853	4,644	3,937

(Loss) income before income taxes	(341)	992	755

Income tax (benefit) expense	(303)	273	230

Net (loss) income	$(38)	$719	$525

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER’S

EQUITY AND COMPREHENSIVE INCOME (LOSS)

	Capital Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Shareholder’s Equity	Outstanding Shares

	(in millions, except for shares outstanding)					(in thousands)
Balance at January 1, 2006	$5	$2,045	$1,463	$525	$4,038	4,829

Comprehensive income:
Net income			525		525
Other comprehensive income, net of tax:
Net unrealized investment losses				(46)	(46)
Foreign currency translation adjustment				(5)	(5)
Minimum pension liability				5	5

Comprehensive income					479

SFAS No. 158 transition adjustment				(2)	(2)
Employee stock option plan (ESOP)		13			13
Capital contribution from Parent		71			71
Transfer of real estate to affiliate		87			87

Balance at December 31, 2006	$5	$2,216	$1,988	$477	$4,686	4,829

Comprehensive income:
Net income			719		719
Other comprehensive income, net of tax:
Net unrealized investment gains				124	124
Foreign currency translation adjustment				(4)	(4)
Amortization of periodic pension costs				1	1
Cash flow hedges				(13)	(13)

Comprehensive income					827

Employee stock option plan (ESOP)		6			6
Dividends paid to Parent			(135)		(135)

Balance at December 31, 2007	$5	$2,222	$2,572	$585	$5,384	4,829

Comprehensive income:
Net loss			(38)		(38)
Other comprehensive income, net of tax:
Net unrealized investment losses				(645)	(645)
Foreign currency translation adjustment				(23)	(23)
Change in funded status of pension plan and amortization of periodic pension costs				(15)	(15)
Cash flow hedges				6	6

Comprehensive loss					(715)
Capital contribution from Parent		477			477
Employee stock option plan (ESOP)		5			5

Balance at December 31, 2008	$5	$2,704	$2,534	$(92)	$5,151	4,829

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Years ended December 31

	2008	2007	2006

	(in millions)
Cash flows from operating activities:
Net (loss) income	$(38)	$719	$525
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Amortization of premium and accretion of discounts, net—fixed maturities	(28)	9	13
Net realized investment and other gains	(426)	(162)	(32)
Amortization of deferred policy acquisition costs and deferred sales inducements	(388)	584	536
Capitalization of deferred policy acquisition costs and deferred sales inducements	(1,687)	(1,700)	(1,154)
Depreciation and amortization	59	26	26
Increase in accrued investment income	(9)	(63)	(1)
Decrease in other assets and other liabilities, net	1,584	448	398
Increase in policyholder liabilities and accruals, net	1,958	781	479
Increase in deferred income taxes	212	50	237

Net cash provided by operating activities	1,237	692	1,027

Cash flows from investing activities:
Sales of:
Fixed maturities	4,008	8,814	9,657
Equity securities	411	304	355
Real estate	-	-	27
Other invested assets	149	-	-
Maturities, prepayments, and scheduled redemptions of:
Fixed maturities	413	485	658
Mortgage loans on real estate	1,221	1,453	1,105
Purchases of:
Fixed maturities	(6,483)	(11,150)	(10,327)
Equity securities	(195)	(229)	(690)
Real estate	(205)	(168)	(16)
Other invested assets	(283)	(121)	(74)
Mortgage loans on real estate issued	(1,434)	(1,409)	(1,128)
Issuance of notes receivable from affiliates	(295)	-	-
Cash received on sale of mortgage backed security to affiliate	-	15	-
Net purchases of short-term investments	(939)	(2,013)	(162)
Other, net	(161)	(249)	(281)

Net cash used in investing activities	(3,793)	(4,268)	(876)

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS – (CONTINUED)

	Years ended December 31,

	2008	2007	2006

	(in millions)
Cash flows from financing activities:
Capital contribution from Parent	$477	$-	$71
Dividends paid to Parent	-	(135)	-
(Decrease) increase in amounts due to affiliates	(666)	1,768	14
Universal life and investment-type contract deposits	4,760	2,748	2,832
Universal life and investment-type contract maturities and withdrawals	(1,422)	(509)	(1,266)
Net transfers to separate accounts from policyholders’ funds	(1,929)	(881)	(433)
Excess tax benefits related to share-based payments	1	2	2
Cash received on sale of real estate to affiliate	-	-	150
Unearned revenue on financial reinsurance	1,592	(149)	(49)
Net reinsurance recoverable	(125)	(35)	49

Net cash provided by financing activities	2,688	2,809	1,370

Net increase (decrease) in cash and cash equivalents	132	(767)	1,521
Cash and cash equivalents at beginning of year	3,345	4,112	2,591

Cash and cash equivalents at end of year	$3,477	$3,345	$4,112

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 — Summary of Significant Accounting Policies

Business.  John Hancock Life Insurance Company (U.S.A.) (“JHUSA” or the “Company”) is a wholly-owned subsidiary of The Manufacturers Investment Corporation (“MIC”). MIC is a wholly-owned subsidiary of Manulife Holdings (Delaware) LLC (“MHDLLC”), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based, publicly traded stock life insurance company.

The Company provides a wide range of insurance and investment products to both individual and institutional customers located primarily in the United States. These products, including individual life insurance, individual and group fixed and variable annuities, and group pension contracts, are sold through an extensive network of agents, securities dealers, and other financial institutions. The Company also offers investment management services with respect to the Company’s separate account assets and to mutual funds and institutional customers. The Company is licensed in forty-nine states.

Basis of Presentation.  These financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The accompanying consolidated financial statements include the accounts of the Company and its majority-owned and or controlled subsidiaries and variable interest entities (“VIEs”) in which the Company is the primary beneficiary. Partnerships, joint venture interests, and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets. All significant intercompany transactions and balances have been eliminated. For further discussion regarding VIEs, see Note 3 — Relationships with Variable Interest Entities.

Reclassifications.  Certain prior year amounts have been reclassified to conform to the current year presentation.

Investments.  The Company classifies its fixed maturity securities, other than leveraged leases, as available-for-sale and records these securities at fair value. Unrealized investment gains and losses related to available-for-sale securities are reflected in shareholder’s equity, net of policyholder related amounts and deferred income taxes. Interest income is generally recognized on the accrual basis. The amortized cost of fixed maturity securities is adjusted for other-than-temporary impairments, amortization of premiums, and accretion of discounts to maturity. Amortization of premiums and accretion of discounts are included in net investment income. Impairments in value deemed to be other-than-temporary are reported as a component of net realized investment and other gains (losses).

For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

Equity securities include common stock and preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities that the Company classifies as available-for-sale, unrealized investment gains and losses are reflected in shareholder’s equity, as described above for available-for-sale fixed maturity securities. Equity securities that do not have readily determinable fair values are carried at cost and are included in other invested assets. Impairments in value deemed to be other-than-temporary are reported as a component of net realized investment and other gains (losses). Dividends are recorded as income on the ex-dividend date.

Mortgage loans on real estate are carried at unpaid principal balances and are adjusted for amortization of premium or accretion of discount, less allowance for probable losses. Premiums or discounts are amortized over the life of the mortgage loan contract in a manner that results in a constant effective yield. Interest income and amortization amounts and other costs that are recognized as an adjustment of yield are included as components of net investment income. Mortgage loans on real estate are evaluated periodically as part of the Company’s loan review procedures and are considered impaired when it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. The valuation allowance established as a result of impairment is based on the present value of the expected future cash flows, discounted at the loan’s original effective interest rate, or is based on the collateral value of the loan if higher and the loan is collateral dependent. The Company estimates this level to be adequate to absorb

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in net investment income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the collateral’s fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

Real estate held-for-sale is carried at the lower of depreciated cost or fair value less expected disposition costs. Any change to the valuation allowance for real estate held-for-sale is reported as a component of net realized investment and other gains (losses). The Company does not depreciate real estate classified as held-for-sale.

Policy loans are carried at unpaid principal balances.

Short-term investments, which include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase, are reported at fair value.

Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on a specific identification method and are reported net of amounts credited to participating contract holder accounts.

Derivative Financial Instruments.  The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices and also to manage the duration of assets and liabilities. All derivative instruments are carried on the Company’s Consolidated Balance Sheets in other assets or other liabilities at fair value.

In certain cases, the Company uses hedge accounting by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, any changes in fair value of the derivative instruments, as well as the offsetting changes in fair value of the hedged items, are recorded in net realized investment and other gains (losses). Basis adjustments are amortized into income through net realized investment and other gains (losses).

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in accumulated other comprehensive income and then reclassified into income when the hedged item affects income. When a cash flow hedge is terminated, the effective portion of the accumulated derivative gain or loss continues to be reported in accumulated other comprehensive income and then is reclassified into income when the hedged item affects income. If it is determined that the forecasted transaction is not probable of occurring, the balance remaining in accumulated other comprehensive income is immediately recognized in earnings.

Hedge effectiveness is assessed quarterly using a variety of techniques, including regression analysis and cumulative dollar offset. When it is determined that a derivative is not effective as a hedge, the Company discontinues hedge accounting. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item.

In cases where the Company receives or pays a premium as consideration for entering into a derivative instrument (i.e., interest rate caps and floors and swaptions), the premium is amortized into net investment income over the term of the derivative instrument. The change in fair value of such premiums (i.e. the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

The Company is a party to financial instruments that may contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether bifurcation is required. If it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract. Embedded derivatives are carried at fair value with changes in fair value reported in net realized investment and other gains (losses) for derivatives embedded in investment securities, or benefits to policyholders for the reinsurance recoverable related to guaranteed minimum income benefits and certain separate account guarantees related to guaranteed minimum withdrawal benefits.

Cash and Cash Equivalents.  Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less when purchased.

Goodwill.  As a result of the acquisition of Wood Logan Associates, the Company recognized an asset for goodwill representing the excess of the cost over the fair value of the assets acquired and liabilities assumed.

The Company tests goodwill for impairment at least annually, or more frequently if circumstances indicate impairment may have occurred.

Deferred Policy Acquisition Costs and Deferred Sales Inducements.  Deferred policy acquisition costs (“DAC”) are costs that vary with, and are related primarily to, the production of new business and have been deferred to the extent that they are deemed recoverable. Such costs include sales commissions, certain policy issuance and underwriting costs, and certain agency expenses. Similarly, any amounts assessed as initiation fees or front-end loads are recorded as unearned revenue. The Company tests the recoverability of DAC at least annually.

DAC related to participating traditional life insurance is amortized over the life of the policies at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the policies. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve, and expected annual policyholder dividends. For annuity, group pension contracts, universal life insurance, DAC and unearned revenue are amortized generally in proportion to the change in present value of expected gross profits arising principally from surrender charges, investment results, including realized gains (losses), and mortality and expense margins. DAC amortization is adjusted retrospectively when estimates are revised. For annuity, universal life insurance, and investment-type products, the DAC asset is adjusted for the impact of unrealized gains (losses) on investments as if these gains (losses) had been realized, with corresponding credits or charges included in accumulated other comprehensive income.

DAC related to non-participating traditional life insurance is amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.

The Company offers sales inducements, including enhanced crediting rates or bonus payments, to contract holders on certain of its individual and group annuity products. The Company defers sales inducements and amortizes them over the life of the underlying contracts using the same methodology and assumptions used to amortize DAC.

Reinsurance.  Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying Consolidated Statements of Operations reflect premiums, benefits, and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its contract holders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

Separate Account Assets and Liabilities.  Separate account assets and liabilities reported on the Company’s Consolidated Balance Sheets represent funds that are administered and invested by the Company to meet specific investment objectives of contract holders. Net investment income and net realized investment and other gains (losses) generally accrue directly to

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

such contract holders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, surrenders, net investment income, net realized investment and other gains (losses), and the related liability changes of separate accounts are offset within the same line item in the Consolidated Statements of Operations. Fees charged to contract holders, principally mortality, policy administration, investment management, and surrender charges, are included in the revenues of the Company.

Future Policy Benefits and Policyholders’ Funds.  Future policy benefits for participating traditional life insurance policies are based on the net level premium method. The net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the policies. Participating business represented 27% and 34% of the Company’s traditional life net insurance in-force at December 31, 2008 and 2007, respectively, and 77%, 88%, and 93% of the Company’s traditional life net insurance premiums for the years ended December 31, 2008, 2007, and 2006, respectively.

Benefit liabilities for annuities during the accumulation period are equal to accumulated contract holders’ fund balances and after annuitization are equal to the present value of expected future payments.

For payout annuities in loss recognition, future policy benefits are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized investment and other gains (losses) associated with the underlying assets.

For non-participating traditional life insurance policies and reinsurance policies, future policy benefits are estimated using a net level premium method based upon actuarial assumptions as to mortality, persistency, interest, and expenses established at the policy issue date. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience, which, together with interest and expense assumptions, include a margin for adverse deviation.

Policyholders’ funds for universal life products and group pension contracts are equal to the total of the policyholder account values before surrender charges. Policyholder account values include deposits plus credited interest or change in investment value less expense and mortality fees, as applicable, and withdrawals. Policy benefits are charged to expense and include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders’ account balances.

Components of policyholders’ funds were as follows:

	December 31,

	2008	2007

	(in millions)
Individual and group annuities	$65	$41
Group pension contracts	78	82
Universal life and other	238	177

Total policyholders’ funds	$381	$300

Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported life claims and estimates of incurred but not reported claims based on historical claims development patterns.

Estimates of future policy benefit reserves, claim reserves, and expenses are reviewed on a regular basis and adjusted as necessary. Any changes in estimates are reflected in current earnings.

Policyholder Dividends.  Policyholder dividends for the closed block are approved annually by the Company’s Board of Directors. The aggregate amount of policyholder dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year, as well as management’s judgment as to the proper level of statutory surplus to be retained by the Company. For additional information on the closed block, see Note 6 — Closed Block.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

Revenue Recognition.  Premiums from participating and non-participating traditional life insurance, and reinsurance contracts are recognized as revenue when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Deposits related to universal life contracts are credited to policyholders’ account balances. Revenues from these contracts, as well as annuities and group pension contracts, consist of amounts assessed against policyholders’ account balances for mortality, policy administration, and surrender charges and are recorded in fee income in the period in which the services are provided.

Fee income also includes advisory fees and administration service fees. Such fees and commissions are recognized in the period in which services are performed.

Share-Based Payments.  The Company adopted Statement of Financial Accounting Standards No. 123 (revised 2004), “Share-Based Payment,” (“SFAS No. 123(R)”) on January 1, 2006. The standard requires that the costs resulting from share-based payment transactions with employees be recognized in the financial statements utilizing a fair value based measurement method.

Certain Company employees are provided compensation in the form of stock options, deferred share units, and restricted share units in MFC. The fair value of the stock options granted by MFC to the Company’s employees is recorded by the Company over the vesting periods. The fair value of the deferred share units and the intrinsic fair value of the restricted share units granted by MFC to Company employees are recognized in the accounts of the Company over the vesting periods of the units. The share-based payments are a legal obligation of MFC, but in accordance with U.S. GAAP, are recorded in the accounts of the Company in other operating costs and expenses.

Upon adoption of SFAS No. 123(R), the Company was required to determine the portion of additional paid-in capital that was generated from the realization of excess tax benefits prior to the adoption of SFAS No. 123(R) available to offset deferred tax assets that may need to be written off in future periods had the Company adopted the SFAS No. 123 fair value recognition provisions in 2001. The Company elected to calculate this “pool” of additional paid-in capital using the shortcut method as permitted by FASB Staff Position No. 123(R)-3, “Transition Election Related to Accounting for the Tax Effects of Share-Based Payment Awards.”

SFAS No. 123(R) also requires the benefits of tax deductions in excess of recognized compensation cost to be reported as a financing cash flow, rather than as an operating cash flow. This requirement reduces net operating cash flows and increases net financing cash flows in periods after adoption. For the years ended December 31, 2008 and 2007, the Company recognized $1 million and $2 million, respectively, of excess tax benefits related to share-based payments in the Consolidated Statement of Cash Flows. Upon adoption in 2006, the Company recognized $2 million of excess tax benefits related to share-based payments, which was reclassified from net operating cash flows to net financing cash flows.

Income Taxes.  The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax and financial statement bases of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

Foreign Currency.  Assets and liabilities relating to foreign operations are translated into U.S. dollars using current exchange rates as of the balance sheet date. Revenues and expenses are translated using the average exchange rates during the year. The resulting net translation adjustments for each year are included in accumulated other comprehensive income. Gains or losses on foreign currency transactions are reflected in earnings.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

Recent Accounting Pronouncements

FASB Staff Position No. EITF 99-20-1, “Amendments to the Impairment Guidance of EITF Issue No. 99-20” (“FSP EITF No. 99-20-1”)

In January 2009, the Financial Accounting Standards Board (“FASB”) issued FSP EITF No. 99-20-1 which helps conform the impairment guidance in EITF No. 99-20 to the impairment guidance of SFAS No. 115. EITF No. 99-20 applies to debt securities backed by securitized financial assets (“ABS”), which are of less than high credit quality and can be contractually prepaid in a way that the investor could lose part of its investment. These securities are categorized as available-for-sale and have fair values below their carrying values. FSP EITF No. 99-20-1 allows the Company to consider its own expectations about probabilities that the ABS can and will be held until the fair values recover, while assessing whether the ABS is other-than-temporarily impaired. EITF No. 99-20 formerly required the Company to consider only market participant expectations about the ABS future cash flows in this situation. FSP EITF No. 99-20-1 was effective for the Company on December 31, 2008. Adoption of FSP EITF No. 99-20-1 on January 1, 2009 did not result in any impact to the Company’s Consolidated Balance Sheets or Consolidated Statements of Operations.

FASB Staff Position SFAS No. 132(R)-1, “Employers’ Disclosures about Postretirement Benefit Plan Assets” (“FSP SFAS No. 132R-1”)

In December 2008, the FASB issued FSP SFAS No. 132R-1 which requires enhanced disclosures of the assets of the Company’s pension and other postretirement benefit plans in the Company’s consolidated financial statements. FSP SFAS No. 132R-1 requires a narrative description of investment policies and strategies for plan assets, and discussion of long term rate of return assumptions for plan assets. FSP SFAS No. 132R-1 requires application of SFAS No. 157 style disclosures to fair values of plan assets, including disclosure of fair values of plan assets sorted by asset category and valuation levels 1, 2 and 3, with roll forward of level 3 plan assets, and discussion of valuation processes used. FSP SFAS No. 132R-1 will be effective for the Company’s consolidated financial statements at December 31, 2009.

FASB Staff Position SFAS No. 140-4 and FIN No. 46(R)-8, “Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities” (“FSP SFAS No. 140-4 and FIN No. 46R-8”)

In December 2008, the FASB issued FSP SFAS No. 140-4 and FIN No. 46(R)-8 which requires enhanced disclosures about transfers of financial assets and interests in variable interest entities. While the Company is not involved in securitizing financial assets, it does have significant relationships with VIEs. This FSP was effective for the Company at December 31, 2008 and resulted in enhanced disclosures about the Company’s relationships with VIEs. See Note 3 — Relationships with Variable Interest Entities.

Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133” (“SFAS No. 161”)

In March 2008, the FASB issued SFAS No. 161 which provides extensively expanded disclosure requirements for derivative instruments and hedging activities and applies to all derivative instruments, including bifurcated derivative instruments and related hedged items which are accounted for under SFAS No. 133. SFAS No. 161 will be effective for the Company’s Consolidated Balance Sheets and Consolidated Statements of Operations in 2009. The adoption of this guidance is not expected to have a material impact on the Company’s Consolidated Balance Sheets or Consolidated Statements of Operations.

Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”)

Effective January 1, 2008, the Company adopted SFAS No. 157, which provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. SFAS No. 157 requires, among other things, an exit value approach for valuing assets and liabilities, using the best available information about what a market would bear. The exit value approach focuses on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Exit values for liabilities should include margins for risk even if they are not observable. SFAS No. 157 provides guidance on how to measure fair value, when required, under existing accounting standards. SFAS No. 157

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

establishes a fair value hierarchy based on the observability of the inputs to valuation techniques used to measure fair value, sorted into three levels (“Level 1, 2, and 3”), with the most observable input level being Level 1. The impact of changing valuation methods to comply with SFAS No. 157 resulted in adjustments to actuarial liabilities, which were recorded as an increase in net income of $60 million, net of tax, as of January 1, 2008.

Effective January 1, 2008, the Company adopted FASB Staff Position No. FAS 157-1, “Application of FASB Statement No. 157 to FASB Statement No. 13 (“SFAS 13”) and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 (“FSP No. FAS 157-1”).” FSP No. FAS 157-1 amends SFAS No. 157 to provide a scope exception from SFAS No. 157 for the evaluation criteria on lease classification and capital lease measurement under SFAS No. 13, “Accounting for Leases,” and other related accounting pronouncements. As a result of adopting FSP No. FAS 157-1, the Company does not apply the provisions of SFAS No. 157 to its leases.

Statement of Financial Accounting Standards No. 160, “Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51” (“SFAS No. 160”)

In December 2007, the FASB issued SFAS No. 160 which establishes accounting guidance for non-controlling interests in a subsidiary and for deconsolidation of a subsidiary. SFAS No. 160 will require that non-controlling interests be included in shareholders’ equity and separately reported there, that a consolidated entity’s net income include and present separately amounts attributable to both the controlling and non-controlling interests, that continuity of equity accounts for both controlling interests and non-controlling interests be presented on a company’s statement of changes in equity, and that changes in a parent’s ownership of a subsidiary which do not result in deconsolidation be accounted for as transactions in the company’s own stock. Deconsolidation will result in gain/loss recognition, with any retained non-controlling interest measured initially at fair value. SFAS No. 160 will be effective for the Company’s Consolidated Balance Sheets and Consolidated Statements of Operations in 2009, and will be applied prospectively, except for the presentation and disclosure requirements which will be applied retrospectively. The adoption of this guidance is not expected to have a material impact on the Company’s Consolidated Balance Sheets or Consolidated Statements of Operations.

Statement of Financial Accounting Standards No. 141 (R), “Business Combinations” (“SFAS No. 141(R)”)

In December 2007, the FASB issued SFAS No. 141(R) which replaces SFAS No. 141, “Business Combinations”. SFAS No. 141(R) retains the underlying concepts of SFAS No. 141 in that all business combinations are still required to be accounted for at fair value under the acquisition method of accounting, but SFAS No. 141(R) changes the method of applying the acquisition method in a number of significant aspects. Some of the more significant requirements under SFAS No. 141(R) include; the acquisition date is defined as the date that the acquirer achieves control over the acquiree; any consideration transferred will be measured at fair value as of acquisition date; and all identifiable assets acquired, and liabilities assumed and any non-controlling interest in the acquiree will be recorded at their acquisition date fair value, with certain exceptions. SFAS No. 141(R) will be effective on a prospective basis for all business combinations for which the acquisition date is on or after January 1, 2009, except for accounting for valuation allowances on deferred income taxes and acquired tax contingencies. SFAS No. 141(R) amends SFAS No. 109 such that adjustments made to valuation allowances on deferred taxes and acquired tax contingencies associated with acquisitions that closed prior to the effective date of SFAS No. 141(R) would be subject to SFAS No. 141(R).

FASB Staff Position Fin No. 39-1, “Amendment of Offsetting of Amounts Related to Certain Contracts” (“FSP FIN No. 39-1”)

In April 2007, the FASB Staff issued FSP FIN No. 39-1 to amend the reporting standards for offsetting amounts related to derivative instruments with the same counterparty. FSP FIN No. 39-1 specifies that an entity that has in the past elected to offset fair value of derivative assets and liabilities may change its policy election. The Company early adopted FSP FIN No. 39-1 in the quarter ended December 31, 2007, changing its accounting policy from net to gross balance sheet presentation of offsetting derivative balances with the same counterparty. This accounting policy change was applied retrospectively to all periods presented, resulting in an increase in derivative assets equally offset by an increase in derivative liabilities at December 31, 2007 of $57 million.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

Statement of Financial Accounting Standards No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106, and 132R” (“SFAS No. 158”)

In September 2006, the FASB issued SFAS No. 158. SFAS No. 158 requires the Company to recognize in its statement of financial position either assets or liabilities for the overfunded or underfunded status of its defined benefit postretirement plans. Changes in the funded status of a defined benefit postretirement plan are recognized in accumulated other comprehensive income in the year the changes occur.

SFAS No. 158 was effective for the Company on December 31, 2006. As a result of the Company’s adoption of SFAS No. 158, the Company recorded a decrease to accumulated other comprehensive income of $2 million, net of tax, as of December 31, 2006 to recognize the funded status of its defined benefit pension and other postretirement benefit plans.

FASB Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109” (“FIN No. 48”)

In June 2006, the FASB issued FIN No. 48. FIN No. 48 prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. FIN No. 48 requires evaluation of whether a tax position taken on a tax return is more likely than not to be sustained if challenged, and if so, evaluation of the largest benefit that is more than 50% likely of being realized on ultimate settlement. Differences between these benefits and actual tax positions result in either (a) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, (b) a reduction in a deferred tax asset or an increase in a deferred tax liability, or both (a) and (b). FIN No. 48 requires recording a cumulative effect of adoption in retained earnings as of beginning of year of adoption.

FIN No. 48 was effective for the Company’s consolidated financial statements beginning January 1, 2007. The Company had no cumulative effect of adoption to its January 1, 2007 consolidated retained earnings. Adoption of FIN No. 48 had no material impact on the Company’s Consolidated Balance Sheets at December 31, 2007 or Consolidated Statements of Operations for the year ended December 31, 2007.

AICPA Statement of Position No. 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP No. 05-1”)

In September 2005, the Accounting Standards Executive Committee (“AcSEC”) of the American Institute of Certified Public Accountants (“AICPA”) issued SOP No. 05-1. SOP No. 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from extinguished contracts should no longer be deferred and should be charged to expense.

SOP No. 05-1 was effective for the Company’s internal replacements occurring on or after January 1, 2007. Retrospective adoption is not permitted. In connection with the Company’s adoption of SOP No. 05-01 as of January 1, 2007, there was no material impact to the Company’s Consolidated Balance Sheets or Consolidated Statements of Operations.

Emerging Issues Task Force Issue No. 04-5, “Determining Whether a General Partner or the General Partners as a Group Controls a Limited Partnership or a Similar Entity When the Limited Partners Have Certain Rights” (“EITF No. 04-5”)

In July 2005, the Emerging Issues Task Force of the FASB issued EITF No. 04-5. EITF No. 04-5 mandates a rebuttable presumption that the general partner of a partnership (or managing member of a limited liability company) controls the partnership and should consolidate it, unless limited partners have either substantive kickout rights (defined as the ability to remove the general partner without cause by action of simple majority) or have substantive participating rights (defined as the ability to be actively involved in managing the partnership) or the partnership is a VIE, in which case VIE consolidation accounting rules should instead be followed.

EITF No. 04-5 was effective for the Company on January 1, 2006. In connection with the Company’s adoption of EITF No. 04-5, there was no impact to the Company’s Consolidated Balance Sheets or Consolidated Statements of Operations.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments

Fixed Maturities and Equity Securities

The Company’s investments in fixed maturities and equity securities classified as available-for-sale are summarized below:

	December 31, 2008

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
Fixed maturities and equity securities:
Corporate securities	$11,765	$508	$821	$11,452
Asset-backed and mortgage-backed securities	1,072	-	143	929
Obligations of states and political subdivisions	201	6	7	200
Debt securities issued by foreign governments	995	209	1	1,203
U.S. Treasury securities and obligations of U.S. government corporations and agencies	793	110	-	903

Fixed maturities	14,826	833	972	14,687
Other fixed maturities (1)	49	-	-	49

Total fixed maturities available-for-sale, at fair value	14,875	833	972	14,736
Equity securities available-for-sale	517	44	146	415

Total fixed maturities and equity securities	$15,392	$877	$1,118	$15,151

	December 31, 2007

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
Fixed maturities and equity securities:
Corporate securities	$10,292	$574	$121	$10,745
Asset-backed and mortgage-backed securities	992	15	2	1,005
Obligations of states and political subdivisions	83	4	-	87
Debt securities issued by foreign governments	893	145	-	1,038
U.S. Treasury securities and obligations of U.S. government corporations and agencies	718	24	-	742

Fixed maturities	12,978	762	123	13,617
Other fixed maturities (1)	72	-	-	72

Total fixed maturities available-for-sale, at fair value	13,050	762	123	13,689
Equity securities available-for-sale	781	193	18	956

Total fixed maturities and equity securities	$13,831	$955	$141	$14,645

(1)	The Company classifies its leveraged leases as fixed maturities and records as its carrying value the net investment of its leveraged leases calculated by accruing income at each lease’s expected internal rate of return.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

The amortized cost and fair value of available-for-sale fixed maturities at December 31, 2008, by contractual maturity, are shown below:

	Amortized Cost	Fair Value

	(in millions)
Fixed maturities:
Due in one year or less	$432	$432
Due after one year through five years	2,364	2,296
Due after five years through ten years	3,626	3,511
Due after ten years	7,332	7,519

	13,754	13,758
Asset-backed and mortgage-backed securities	1,072	929

Total	$14,826	$14,687

Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties. Asset-backed and mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

Fixed Maturities and Equity Securities Impairment Review

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where market value is less than 80 percent of amortized cost for six months or more to determine whether impairments need to be taken. The analysis focuses on each company’s or project’s ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Credit Committee at MFC. This committee includes MFC’s Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to earnings.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that its assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to its investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

The cost amounts for both fixed maturity securities and equity securities are net of other-than-temporary impairment charges.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

The following table shows the carrying value and gross unrealized losses aggregated by investment category and length of time that individual available-for-sale fixed maturity securities and equity securities have been in a continuous unrealized loss position:

Unrealized Losses on Available-For-Sale Fixed Maturity Securities and Equity Securities — By Investment Age

	Year ended December 31, 2008

	Less than 12 months		12 months or more		Total

	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses

			(in millions)
Corporate securities	$4,400	$431	$1,681	$390	$6,081	$821
Asset-backed and mortgage-backed securities	810	116	92	27	902	143
Obligations of states and political subdivisions	92	7	-	-	92	7
Debt securities issued by foreign governments	28	1	-	-	28	1

Total fixed maturities available-for-sale	5,330	555	1,773	417	7,103	972
Equity securities available-for-sale	241	118	34	28	275	146

Total	$5,571	$673	$1,807	$445	$7,378	$1,118

	Year ended December 31, 2007

	Less than 12 months		12 months or more		Total

	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses

			(in millions)
Corporate securities	$1,521	$50	$1,462	$71	$2,983	$121
Asset-backed and mortgage-backed securities	99	2	32	-	131	2

Total fixed maturities available-for-sale	1,620	52	1,494	71	3,114	123
Equity securities available-for-sale	145	18	-	-	145	18

Total	$1,765	$70	$1,494	$71	$3,259	$141

Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies’ statistics indicate that investment grade securities have been found to be less likely to develop credit concerns. The gross unrealized loss on below investment grade available-for-sale fixed maturity securities increased to $79 million at December 31, 2008 from $19 million at December 31, 2007.

At December 31, 2008 and 2007, there were 753 and 339 available-for-sale fixed maturity securities with an aggregate gross unrealized loss of $972 million and $123 million, respectively, of which the single largest unrealized loss was $22 million and $16 million, respectively. The Company anticipates that these fixed maturity securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these securities until they recover or mature.

At December 31, 2008 and 2007, there were 550 and 174 equity securities with an aggregate gross unrealized loss of $146 million and $18 million, respectively, of which the single largest unrealized loss was $14 million and $1 million, respectively. The Company anticipates that these equity securities will recover in value in the near term.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

There were no non-income producing available-for-sale securities for the year ended December 31, 2008. Non-income producing assets represent investments that have not produced income for the twelve months preceding December 31, 2008.

Securities Lending

The Company participated in a securities lending program for the purpose of enhancing income on securities held in 2007, but there were no securities on loan and no collateral held as of December 31, 2008. At December 31, 2007, $1,476 million of the Company’s securities, at market value, were on loan to various brokers/dealers and were fully collateralized by cash and highly liquid securities. The market value of the loaned securities was monitored on a daily basis, and the collateral was maintained at a level of at least 102% of the loaned securities’ market value.

Assets on Deposit

As of December 31, 2008 and 2007, fixed maturity securities with a fair value of $9 million and $7 million were on deposit with government authorities as required by law.

Mortgage Loans on Real Estate

At December 31, 2008, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

Collateral Property Type	Carrying Amount	Geographic Concentration	Carrying Amount

	(in millions)		(in millions)
Apartments	$356	East North Central	$323
Industrial	531	East South Central	38
Office buildings	955	Middle Atlantic	463
Retail	468	Mountain	243
Mixed use	120	New England	160
Agricultural	48	Pacific	689
Agri business	42	South Atlantic	551
Other	114	West North Central	14
		West South Central	153

Provision for losses	(5)	Provision for losses	(5)

Total	$2,629	Total	$2,629

Changes in the allowance for probable losses on mortgage loans on real estate are summarized below:

	Balance at Beginning of Period	Additions	Deductions	Balance at End of Period

	(in millions)

Year ended December 31, 2008	$ 3	$2	$-	$5

Year ended December 31, 2007	3	5	5	3

Year ended December 31, 2006	5	1	3	3

Mortgage loans with a carrying value of $11 million were non-income producing for the years ended December 31, 2008 and 2007. At December 31, 2008, mortgage loans with carrying value of $4 million were delinquent by less than 90 days. There were no mortgage loans delinquent by 90 days or more.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

The total recorded investment in mortgage loans that are considered to be impaired along with the related provision for losses were as follows:

	December 31,
	2008	2007

	(in millions)
Impaired mortgage loans on real estate with provision for losses	$16	$12
Provision for losses	(5)	(3)

Net impaired mortgage loans on real estate	$11	$9

The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

	Years ended December 31,
	2008	2007	2006

	(in millions)
Average recorded investment in impaired loans	$14	$12	$16
Interest income recognized on impaired loans	-	-	-

The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

There were no restructured mortgage loans as of December 31, 2008 and 2007.

Investment Real Estate

There was no non-income producing real estate for the years ended December 31, 2008 and 2007, respectively. Depreciation expense on investment real estate was $29 million, $26 million, and $26 million, in 2008, 2007, and 2006, respectively. Accumulated depreciation was $248 million and $218 million at December 31, 2008 and 2007, respectively.

Equity Method Investments

Investments in other assets, which include unconsolidated joint ventures, partnerships, and limited liability corporations, accounted for using the equity method of accounting totaled $392 million and $309 million at December 31, 2008 and 2007, respectively. Total combined assets of such investments were $8,051 million and $5,322 million (consisting primarily of investments) and total combined liabilities were $3,753 million and $2,916 million (including $3,219 million and $2,444 million of debt) at December 31, 2008 and 2007, respectively. Total combined revenues and expenses of these investments in 2008 were $1,423 million and $1,513 million, respectively, resulting in $90 million of total combined loss from operations. Total combined revenues and expenses of these investments in 2007 were $560 million and $582 million, respectively, resulting in $22 million of total combined loss from operations. Total combined revenues and expenses in 2006 were $68 million and $110 million, respectively, resulting in $42 million of total combined loss from operations. Net investment (loss) income on investments accounted for on the equity method totaled $(9) million, $2 million, and $0 in 2008, 2007, and 2006, respectively. Depending on the timing of receipt of the audited financial statements of these other assets, the above investee level financial data may be up to one year in arrears.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

Net Investment Income and Net Realized Investment and Other Gains (Losses)

The following information summarizes the components of net investment income and net realized investment and other gains (losses):

	Years ended December 31,
	2008	2007	2006

	(in millions)
Net investment income
Fixed maturities	$913	$798	$730
Equity securities	50	38	24
Mortgage loans on real estate	161	145	152
Investment real estate	96	100	98
Policy loans	202	185	166
Short-term investments	93	145	61
Other	12	7	(8)

Gross investment income	1,527	1,418	1,223

Less investment expenses	92	81	60

Net investment income (1)	$1,435	$1,337	$1,163

Net realized investment and other gains (losses)
Fixed maturities	$(55)	$69	$(27)
Equity securities	(151)	38	44
Mortgage loans on real estate and real estate held-for-sale	1	13	20
Derivatives and other invested assets	631	42	(5)

Net realized investment and other gains (1)	$426	$162	$32

(1)	Includes net investment income and net realized investment and other gains on assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Note 7 —Related Party Transactions, for information on the associated MRBL reinsurance agreement.

For 2008, 2007, and 2006, net investment income passed through to participating contract holders as interest credited to policyholders’ account balances amounted to $1 million, $2 million, and $1 million, respectively.

Gross gains were realized on the sale of available-for-sale securities of $212 million, $203 million, and $189 million for the years ended December 31, 2008, 2007, and 2006, respectively, and gross losses were realized on the sale of available-for-sale securities of $50 million, $51 million, and $132 million for the years ended December 31, 2008, 2007, and 2006, respectively. In addition, other-than-temporary impairments on available-for-sale securities of $341 million, $74 million, and $64 million for the years ended December 31, 2008, 2007, and 2006, respectively, were recognized in the Consolidated Statements of Operations.

Note 3 — Relationships with Variable Interest Entities

In its capacities as an investor and as an investment manager, the Company has relationships with various types of entities, some of which are considered variable interest entities (“VIEs”) in accordance with FASB Interpretation No. 46, “Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (revised December 2003)” (“FIN No. 46(R)”). Under FIN No. 46(R), the variable interest holder, if any, that will absorb a majority of the VIE’s expected losses, receive a majority of the VIE’s expected residual returns, or both, is deemed to be the primary beneficiary and must consolidate the VIE. An entity that holds a significant variable interest in a VIE, but is not the primary beneficiary, must disclose certain information regarding its involvement with the VIE.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 3 — Relationships with Variable Interest Entities - (continued)

The Company determines whether it is the primary beneficiary of a VIE by evaluating the contractual rights and obligations associated with each party involved in the entity, calculating estimates of the entity’s expected losses and expected residual returns, and allocating the estimated amounts to each party. In addition, the Company considers qualitative factors, such as the extent of the Company’s involvement in creating or managing the VIE.

If it is not considered to be the primary beneficiary, the Company assesses the materiality of its relationship with the VIE to determine if it holds a significant variable interest, which requires disclosure. This assessment considers the materiality of the VIE relationship to the Company as, among other factors, a percentage of total investments, percentage of total net investment income, and percentage of total funds under management. For purposes of assessing materiality and disclosing significant variable interests, the Company aggregates similar entities.

Significant Variable Interests in Unconsolidated Variable Interest Entities

The following table presents the total assets of, investment in, and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests, but it is not the primary beneficiary, and which have not been consolidated. The Company does not record any liabilities related to the unconsolidated VIEs.

	December 31,
	2008
	Total Assets	Investment (1)	Maximum Exposure to Loss (2)

	(in millions)
Real estate limited partnerships (3)	$142	$100	$148
Timber funds (4)	205	13	13

Total	$347	$113	$161

	December 31,
	2007
	Total Assets	Investment (1)	Maximum Exposure to Loss (2)

	(in millions)
Real estate limited partnerships (3)	$103	$38	$85
Timber funds (4)	266	17	17

Total	$369	$55	$102

(1)	The Company’s investments in unconsolidated VIEs are included in other invested assets on the Consolidated Balance Sheets.
(2)	The maximum exposure to loss related to real estate limited partnerships and timber funds is limited to the Company’s investment plus unfunded capital commitments. The maximum loss is expected to occur only upon bankruptcy of the issuer or investee or as a result of a natural disaster in the case of the timber funds.
(3)	Real estate limited partnerships include partnerships established for the purpose of investing in real estate that qualifies for low income housing and/or historic tax credits. Limited partnerships are owned by a general partner, who manages the business, and by limited partners, who invest capital, but have limited liability and are not involved in the partnerships’ management. The Company is typically the sole limited partner or investor member of each and is not a general partner or managing member of any.
(4)

The Company acts as investment manager for the VIEs owning the timberland properties (the timber funds), which the general account and institutional separate accounts invest in. Timber funds are investment vehicles used primarily by large institutional investors, such as public and corporate pension plans, whose primary source of return is derived from the growth and harvest of timber and long-term appreciation of the property. The primary risks of timberland investing include market uncertainty (fluctuation of timber and timberland investments), relative

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 3 — Relationships with Variable Interest Entities - (continued)

illiquidity (compared to stocks and other investment assets), and environmental risk (natural hazards or legislation related to threatened or endangered species). These risks are mitigated through effective investment management and geographic diversification of timberland investments. The Company collects an advisory fee from each timber fund and is also eligible for performance and forestry management fees.

Note 4 — Derivatives and Hedging Instruments

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices and to manage the duration of assets and liabilities.

Fair Value Hedges.  The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

Cross currency rate swap agreements are used to manage the Company’s exposure to foreign exchange rate fluctuations. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

For the years ended December 31, 2008, and 2006, the Company recognized net losses of $22 million and net gains of $3 million, respectively, related to the ineffective portion of its fair value hedges. These amounts were recorded in net realized investment and other gains (losses). For the year ended December 31, 2007, no gains or losses related to the ineffective portion of its fair value hedges were recognized. For the years ended December 31, 2008, 2007, and 2006, the Company did not recognize any gains or losses related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. In 2008, the Company had no hedges of firm commitments.

Cash Flow Hedges.  The Company uses interest rate swap agreements to hedge the variable cash flows associated with payments that it will receive on certain floating rate fixed income securities. Amounts are reclassified from accumulated other comprehensive income as a yield adjustment when the payments are made.

For the years ended December 31, 2008, 2007, and 2006, no gains or losses related to the ineffective portion of cash flow hedges were recognized. For the years ended December 31, 2008, 2007, and 2006, all of the Company’s hedged forecast transactions qualified as cash flow hedges.

No gains or losses were reclassified from accumulated other comprehensive income to net income in 2008 or 2006. For the year ended December 31, 2007, net gains of $13 million, net of tax, were reclassified from accumulated other comprehensive income to net income. It is anticipated that losses of approximately $4 million will be reclassified from accumulated other comprehensive income to earnings within the next 12 months. The maximum length for which variable cash flows are hedged is 26.4 years.

For the years ended December 31, 2008, 2007, and 2006, no cash flow hedges were discontinued because it was probable that the original forecasted transactions would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2008 and 2006, net gains of $6 million, net of tax, and net losses of $10 million, net of tax, respectively, representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges were added to accumulated other comprehensive income. No gains or losses representing the effective portion of the change in fair value were added to accumulated other comprehensive income in 2007.

Derivatives Not Designated as Hedging Instruments.  The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, total return swaps, interest rate futures contracts, and credit default swaps to manage exposure to interest rates without designating the derivatives as hedging instruments. In addition, the Company uses interest rate floor

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 4 — Derivatives and Hedging Instruments - (continued)

agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses, without designating the derivatives as hedging instruments.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”) rider. This rider is effectively an embedded option on the basket of the mutual funds, which is sold to contract holders. Beginning in November 2007, for certain contracts, the Company implemented a hedging program to reduce its exposure to the GMWB rider. This dynamic hedging program uses interest rate swaps, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor’s 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), and foreign currency futures to match the sensitivities of the GMWB rider liability to the market risk factors.

For the years ended December 31, 2008 and 2007, net gains of $625 million and $22 million, respectively, related to derivatives in a non-hedge relationship were recognized by the Company. These amounts were recorded in net realized investment and other gains (losses).

Embedded Derivatives.  The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include reinsurance contracts.

Outstanding derivative instruments were as follows:

	December 31,
	2008			2007

	Notional Amount	Carrying Value	Fair Value	Notional Amount	Carrying Value	Fair Value

	(in millions)
Assets:
Derivatives:
Interest rate swap agreements	$4,190	$759	$759	$1,653	$28	$28
Cross currency rate swap agreements	1,617	321	321	1,214	179	179
Foreign exchange forward agreements	84	3	3	89	9	9
Embedded derivatives—reinsurance contracts	-	36	36	-	-	-

Total Assets	$5,891	$1,119	$1,119	$2,956	$216	$216

Liabilities:
Derivatives:
Interest rate swap agreements	$1,991	$325	$325	$1,818	$22	$22
Cross currency rate swap agreements	1,713	377	377	1,567	277	277
Foreign exchange forward agreements	38	3	3	212	9	9
Credit default swaps	24	1	1	-	-	-
Equity swaps	34	15	15	1	1	1
Embedded derivatives—fixed maturities	2	-	-	2	-	-
Embedded derivatives—reinsurance contracts	-	-	-	-	4	4

Total Liabilities	$3,802	$721	$721	$3,600	$313	$313

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 4 — Derivatives and Hedging Instruments - (continued)

Credit Risk.  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its over-the-counter derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company’s derivative usage is required. As of December 31, 2008 and 2007, the Company had accepted collateral consisting of various securities with a fair value of $225 million and $52 million, respectively, which is held in separate custodial accounts. In addition, as of December 31, 2008, the Company pledged collateral of $439 million, which is included in fixed maturities on the Consolidated Balance Sheets. The Company had no pledged collateral in 2007.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 5 — Income Taxes

JHUSA and its subsidiaries join with MIC and other affiliates in filing a consolidated federal income tax return.

In accordance with the income tax sharing agreements in effect for the applicable tax years, the income tax provision (or benefit) is computed as if each entity filed separate federal income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

The components of income taxes were as follows:

	Years ended December 31,

	2008	2007	2006

	(in millions)
Current taxes:
Federal	$ (515)	$ 223	$ (7)

Deferred taxes:
Federal	212	50	237

Total income tax (benefit) expense	$ (303)	$ 273	$ 230

A reconciliation of income taxes at the federal income tax rate to income tax expense charged to operations follows:

	Years ended December 31,

	2008		2007	2006

	(in millions)
Tax at 35%	$ (119)		$ 348	$ 264
Add (deduct):
Prior year taxes	(78	)(1)	(43)	(4)
Tax credits	(19)		(35)	-
Tax-exempt investment income	(88)		(160)	(42)
Unrecognized tax benefits	2		161	9
Other	(1)		2	3

Total income tax (benefit) expense	$ (303)		$ 273	$ 230

(1)

During 2008, the Company performed a detailed analysis of its tax-basis balance sheet and related deferred tax balances. This analysis resulted in an $81 million decrease in the 2008 net deferred tax liability balance due to book/tax differences attributable to prior years. This adjustment has been reflected as a reduction of the 2008 tax expense.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 5 — Income Taxes - (continued)

Deferred income tax assets and liabilities result from tax effecting the differences between the financial statement values and income tax values of assets and liabilities at each Consolidated Balance Sheet date. Deferred tax assets and liabilities consisted of the following:

	December 31,

	2008	2007

	(in millions)
Deferred tax assets:
Policy reserve adjustments	$2,348	$2,408
Net operating loss carryforwards	309	49
Tax credits	145	126
Unearned revenue	756	190
Dividends payable to policyholders	14	12
Unrealized losses on securities	61	-
Other	84	62

Total deferred tax assets	3,717	2,847

Deferred tax liabilities:
Deferred policy acquisition costs	2,394	1,637
Unrealized gains on securities	-	447
Premiums receivable	41	24
Deferred sales inducements	121	92
Deferred gains	609	94
Investments	604	65
Reinsurance	695	1,433
Other	108	55

Total deferred tax liabilities	4,572	3,847

Net deferred tax liabilities	$855	$1,000

At December 31, 2008, the Company had $883 million of operating loss carryforwards, which will expire in various years through 2023. The Company believes that it will realize the full benefit of its deferred tax assets.

The Company made income tax payments of $14 million, $28 million, and $9 million in 2008, 2007, and 2006, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by taxing authorities for years before 1998.

The Internal Revenue Service (“IRS”) completed its examinations for years 1998 through 2003 on December 31, 2005. The Company has filed protests with the IRS Appeals Division of various adjustments raised by the IRS in its examinations of these years. The IRS commenced an examination of the Company’s income tax returns for years 2004 through 2005 in the third quarter of 2007. It is anticipated that the examination will be completed by the end of 2009.

The Company adopted the provisions of FIN No. 48 on January 1, 2007. In connection with the adoption of FIN No. 48, the Company did not recognize an increase or decrease in its liability for unrecognized tax benefits.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 5 — Income Taxes - (continued)

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31

	2008	2007

	(in millions)
Beginning balance	$379	$230
Additions based on tax positions related to the current year	51	77
Reductions based on tax positions related to the current year	-	(7)
Additions for tax positions of prior years	39	89
Reductions for tax positions of prior years	(58)	(10)

Ending balance	$411	$379

Included in the balances as of December 31, 2008 and 2007, respectively, are $291 million and $291 million of unrecognized benefits that, if recognized, would affect the Company’s effective tax rate.

Included in the balances as of December 31, 2008 and 2007, respectively, are $120 million and $88 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest or penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of taxes to an earlier period.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense (part of other operating costs and expenses) and penalties in income tax expense. During the years ended December 31, 2008, 2007, and 2006, the Company recognized approximately $4 million, ($24) million, and $17 million in interest expense (benefit), respectively. The Company had approximately $44 million and $39 million accrued for interest as of December 31, 2008 and December 31, 2007, respectively. The Company did not recognize any material amounts of penalties during the years ended December 31, 2008, 2007, and 2006.

Note 6 — Closed Block

The Company operates a separate closed block for the benefit of certain classes of individual or joint traditional participating whole life insurance policies. The closed block was established upon the demutualization of MLI for those designated participating policies that were in-force on September 23, 1999. Assets were allocated to the closed block in an amount that, together with anticipated revenues from policies included in the closed block, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, and taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues. Assets allocated to the closed block inure solely to the benefit of the holders of the policies included in the closed block and will not revert to the benefit of the shareholders of the Company. No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without prior approval of the Michigan Commissioner of Financial and Insurance Regulation (the “Commissioner”).

If, over time, the aggregate performance of the closed block’s assets and policies is better than was assumed in funding the closed block, dividends to policyholders will be increased. If, over time, the aggregate performance of the closed block’s assets and policies is less favorable than was assumed in the funding, dividends to policyholders will be reduced.

The assets and liabilities allocated to the closed block are recorded in the Company’s Consolidated Balance Sheets and Statements of Operations on the same basis as other similar assets and liabilities. The carrying amount of the closed block’s liabilities in excess of the carrying amount of the closed block’s assets at the date the closed block was established (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income over the period the policies in the closed block remain in force. The Company has developed an actuarial calculation of the timing of such maximum future shareholder earnings, and this is the basis of the policyholder dividend obligation.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 6 — Closed Block - (continued)

If actual cumulative earnings are greater than expected cumulative earnings, only expected earnings will be recognized in income. Actual cumulative earnings in excess of expected cumulative earnings represents undistributed accumulated earnings attributable to policyholders, which are recorded as a policyholder dividend obligation because the excess will be paid to the closed block’s policyholders as an additional policyholder dividend unless otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in net income.

For all closed block policies, the principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholders’ benefits, policyholder dividends, premium taxes, guaranty fund assessments, and income taxes. The amounts shown in the following tables for assets, liabilities, revenues, and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following tables set forth certain summarized financial information relating to the closed block as of the dates indicated:

	December 31,

	2008	2007

	(in millions)
Liabilities
Future policy benefits	$8,680	$8,619
Policyholders’ funds	79	79
Policyholder dividends payable	211	206
Other closed block liabilities	99	99

Total closed block liabilities	$9,069	$9,003

Assets
Investments
Fixed maturities:
Available-for-sale—at fair value (amortized cost: 2008—$3,235; 2007—$3,086)	$3,128	$3,165
Mortgage loans on real estate	583	562
Policy loans	1,700	1,545
Other invested assets	644	740

Total investments	6,055	6,012

Cash borrowings and cash equivalents	(437)	(374)
Accrued investment income	115	106
Amounts due from and held for affiliates	1,752	2,016
Other closed block assets	488	202

Total assets designated to the closed block	$7,973	$7,962

Excess of closed block liabilities over assets designated to the closed block	$1,096	$1,041
Portion of above representing accumulated other comprehensive income:
Unrealized appreciation, net of deferred income tax expense of $42 million and $174 million, respectively	78	322
Adjustment for deferred policy acquisition costs, net of deferred income tax benefit of $14 million and $48 million, respectively	(26)	(88)
Foreign currency translation adjustment	(21)	(76)

Total amounts included in accumulated other comprehensive income	31	158

Maximum future earnings to be recognized from closed block assets and liabilities	$1,127	$1,199

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 6 — Closed Block - (continued)

	Years ended December 31,

	2008	2007	2006

	(in millions)
Revenues
Premiums	$647	$661	$678
Net investment income	473	438	423
Net realized investment and other (losses) gains	(9)	17	81

Total revenues	1,111	1,116	1,182

Benefits and Expenses
Benefits to policyholders	782	799	862
Policyholder dividends	411	409	389
Amortization of deferred policy acquisition costs	(218)	(50)	15
Other closed block operating costs and expenses	25	25	27

Total benefits and expenses	1,000	1,183	1,293

Revenues, net of benefits and expenses before income taxes	111	(67)	(111)
Income tax expense (benefit)	39	(24)	(39)

Revenues, net of benefits and expenses and income taxes	$72	$(43)	$(72)

Maximum future earnings from closed block assets and liabilities:

	Years Ended December 31,

	2008	2007

	(in millions)
Beginning of period	$1,199	$1,156
End of period	1,127	1,199

Change during period	$(72)	$43

Note 7 — Related Party Transactions

Reinsurance Transactions

Effective October 1, 2008, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurance (Bermuda) Limited (“MRBL”), to reinsure 75% of the group pension business in-force. The reinsurance agreement covers all contracts, excluding the guaranteed benefit rider, issued and in-force as of September 30, 2008. As the underlying contracts being reinsured are considered investment contracts, the agreement does not meet the criteria for reinsurance accounting and was classified as a financial instrument. Under the terms of the agreement, the Company received initial consideration of $1,495 million, which was classified as unearned revenue. The amount is being amortized into income through other operating costs and expenses on a basis consistent with the manner in which the deferred policy acquisition costs on the underlying reinsured contracts are recognized. The balance of unearned revenue related to the initial consideration was $1,484 million as of December 31, 2008.

Effective December 31, 2003, the Company entered into a reinsurance agreement with MRBL to reinsure 90% of the non-reinsured risk of the closed block. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk is inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. The Company retained title to the invested assets supporting this block of business. These invested assets are held in trust on behalf of MRBL and are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. The amounts held at December 31, 2008 and 2007 were $2,190 million and $2,493 million, respectively, and are accounted for as invested assets available-for-sale.

Effective January 1, 2002, the Company entered into a 90% quota share reinsurance agreement with MRBL to reinsure a block of variable annuity business (the “Original Agreement”). The Original Agreement covered base contracts, but

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 7 — Related Party Transactions - (continued)

excluded the guaranteed benefit riders. The primary risk reinsured was investment and lapse risk with only limited coverage, of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the Original Agreement, the Company received (paid) a net ceding commission of $113 million, $(23) million, and $(35) million for the years ended December 31, 2008, 2007, and 2006, respectively. These amounts were classified as unearned revenue and were being amortized into income as payments were made to MRBL. The original agreement was amended effective October 1, 2008 as discussed further below. As a result of the amendment, the unearned revenue balance of $580 million as of September 30, 2008 was included in the calculation of cost of reinsurance, which was included with other liabilities on the Consolidated Balance Sheets. The balance of the unearned revenue liability was $437 million as of December 31, 2007.

Effective October 1, 2008, the Company entered into an amended and restated variable annuity reinsurance agreement with MRBL. The base contracts continue to be reinsured on a modified coinsurance basis; however, MRBL now reinsures all substantial risks, including all guaranteed benefits, related to certain specified policies not already reinsured to third parties. Guaranteed benefit reinsurance coverage was apportioned in accordance with the reinsurance agreement provisions between modified coinsurance and coinsurance funds withheld as of December 31, 2008. The assets supporting the reinsured policies remained invested with the Company. As of December 31, 2008, the Company reported a reinsurance payable to MRBL of $781 million, which was included with amounts due to affiliates, a liability for coinsurance funds withheld of $285 million, which was included with other liabilities, and $2,123 million related to the cost of reinsurance, which was included with other liabilities on the Consolidated Balance Sheets. The cost of reinsurance is being amortized into income over the life of the underlying reinsured contracts in proportion to the policyholder fee income received.

Service Agreements

The Company has formal service agreements with MFC and MLI, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC and MLI on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting, and certain other administrative services. Costs incurred under the agreements were $374 million, $336 million, and $323 million for the years ended December 31, 2008, 2007, and 2006, respectively. As of December 31, 2008 and December 31, 2007, the Company had amounts receivable from MFC and MLI of $8 million and $18 million, respectively.

There are two service agreements, both effective April 28, 2004, between the Company and an affiliate, John Hancock Life Insurance Company (“JHLICO”). Under one agreement, the Company provides services to JHLICO, and under the other, JHLICO provides services to the Company. In both cases, the Provider of the services can also employ a Provider Affiliate to provide services. In the case of the service agreement where JHLICO provides services to the Company, a Provider Affiliate means JHLICO’s parent, John Hancock Financial Services, Inc. (“JHFS”), and its direct and indirect subsidiaries. Net services provided by the Company to JHLICO were $122 million, $126 million, and $111 million for the years ended December 31, 2008, 2007, and 2006, respectively. As of December 31, 2008 and 2007, there were accrued receivables from JHLICO to the Company of $12 million and $87 million, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company’s Consolidated Balance Sheets may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Debt Transactions

Pursuant to a subordinated surplus note dated September 30, 2008, the Company borrowed $110 million from John Hancock Financial Holdings (Delaware) Inc. (“JHFH”). The interest rate is fixed at 7%, and interest is payable semi-annually. The note matures on March 31, 2033. Interest expense was $2 million for the year ended December 31, 2008.

Pursuant to a subordinated surplus note dated September 30, 2008, the Company borrowed $295 million from JHFH. The interest rate is fixed at 7%, and interest is payable semi-annually. The note matures on March 31, 2033. Interest expense was $5 million for the year ended December 31, 2008.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 7 — Related Party Transactions - (continued)

On December 22, 2006, the Company issued a subordinated note to MHDLLC in the amount of $136 million due December 15, 2016 (the “Original Note”). Interest on the Original Note accrued at a variable rate equal to LIBOR plus 0.3% per annum calculated and reset quarterly on March 15, June 15, September 15, and December 15, and payable semi-annually on June 15 and December 15 of each year until December 15, 2011 and thereafter at a variable rate equal to LIBOR plus 1.3% per annum reset quarterly as aforesaid until payment in full. On September 30, 2008 the Original Note was converted to a subordinated surplus note on the same economic terms. Interest on the subordinated surplus note from October 1, 2008 until December 15, 2011 accrues at a variable rate equal to LIBOR plus 0.3% per annum calculated and reset quarterly on March 31, June 30, September 30, and December 31 and payable semi-annually on March 31 and September 30 of each year. Thereafter, interest accrues at a variable rate equal to LIBOR plus 1.3% per annum reset quarterly as aforementioned and payable semi-annually on June 15 and September 15 of each year until payment in full. Interest expense was $5 million, $10 million, and $0 for the years ended December 31, 2008, 2007, and 2006, respectively.

The issuance of surplus notes by the Company was approved by the Commissioner, and any payments of interest or principal on the surplus notes require the prior approval of the Commissioner.

Pursuant to a demand note dated September 30, 2008, the Company loaned $295 million to JHFS. The interest rate is calculated at a fluctuating rate equal to 3 month LIBOR plus 50 basis points. The note matures on December 31, 2009. Interest income was $3 million for the year ended December 31, 2008.

Pursuant to a senior promissory note dated March 1, 2007, the Company borrowed $477 million from MHDLLC. The note was repaid on September 30, 2008. Interest was calculated at a fluctuating rate equal to 3-month LIBOR plus 33.5 basis points. Interest expense was $13 million and $23 million for the years ended December 31, 2008 and 2007, respectively.

Pursuant to a Note Purchase Agreement dated November 10, 2006, the Company borrowed $90 million from JHLICO. The note provides for interest-only payments of $0.4 million per month commencing January 1, 2007 through November 1, 2011. The interest rate for the term of this note is fixed at 5.73%. The note matures on December 1, 2011 and is secured by a mortgage on the Company’s property at 601 Congress Street, Boston, Massachusetts. Interest expense was $5 million, $5 million, and $0 for the years ended December 31, 2008, 2007, and 2006, respectively.

Capital Stock Transactions

On September 30, 2008, the Company issued two shares of common stock to MIC for $477 million in cash.

Other

On December 28, 2006, the Company sold real estate held for investment with a net book value of $17 million to JHILCO for $150 million in cash. Since this sale was accounted for as a transaction between entities under common control, the difference between the net book value and sales price resulted in an increase of $87 million, net of tax, to the Company’s additional paid-in-capital as of December 31, 2006.

On September 2, 2008, John Hancock Variable Life Insurance Company (“JHVLICO”), purchased a $60 million funding agreement from the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 7 — Related Party Transactions - (continued)

The Company operates a liquidity pool in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Liquidity Pool and Loan Facility Agreement effective November 13, 2007. The maximum aggregate amounts that the Company can accept into the Liquidity Pool are $5 billion in U.S. dollar deposits and $200 million in Canadian dollar deposits. Under the terms of the agreement, certain participants may receive advances from the Liquidity Pool up to certain predetermined limits. Interest payable on the funds will be reset daily to the one-month London Interbank Bid Rate.

The following table details the affiliates and their participation in the Company’s Liquidity Pool:

	December 31,

	2008	2007

	(in millions)
The Manufacturers Investment Corporation	$18	$25
Manulife Holdings (Delaware) LLC	14	36
Manulife Reinsurance Ltd	144	158
Manulife Reinsurance (Bermuda) Ltd	54	155
Manulife Hungary Holdings KFT	44	48
John Hancock Life & Health Insurance Company	40	31
John Hancock Life Insurance Company	1,733	1,736
John Hancock Variable Life Insurance Company	347	90
John Hancock Insurance Company of Vermont	31	95
John Hancock Reassurance Co, Ltd	37	271
John Hancock Financial Services, Inc	104	550
The Berkeley Financial Group LLC	30	12
John Hancock Subsidiaries LLC	85	68

Total	$2,681	$3,275

The balances above are reported on the Consolidated Balance Sheets as amounts due to affiliates.

MFC provides a claims paying guarantee to certain U.S. policyholders.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 8 — Reinsurance

The effect of reinsurance on life, health, and annuity premiums written and earned was as follows:

	Years ended December 31,

	2008		2007		2006

	Premiums		Premiums		Premiums
	Written	Earned	Written	Earned	Written	Earned

	(in millions)
Direct	$1,310	$1,313	$1,148	$1,149	$1,294	$1,294

Assumed	529	521	426	420	369	405

Ceded	(871)	(871)	(694)	(694)	(685)	(685)

Net life, health, and annuity premiums	$968	$963	$880	$875	$978	$1,014

For the years ended December 31, 2008, 2007, and 2006, benefits to policyholders under life, health, and annuity ceded reinsurance contracts were $880 million, $725 million, and $423 million, respectively.

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

Note 9 — Pension and Other Postretirement Benefit Plans

Effective December 31, 2006, The Company’s Cash Balance Plan was merged into the John Hancock Financial Services, Inc. Pension Plan (the “Plan”), which is a funded qualified defined benefit plan sponsored by JHFS. Pursuant to the merger, all of the assets of the former plans were commingled. The aggregate pool of assets from the former plans is available to meet the obligations of the merged plan. The merger did not have a material impact on the Consolidated Balance Sheets or Statements of Operations of the Company.

Historically, pension benefits were calculated utilizing a traditional formula. Under the traditional formula, benefits are provided based upon length of service and final average compensation. As of July 1, 1998, all defined benefit pension plans were amended to a cash balance basis. Under the cash balance formula, participants are credited with benefits equal to a percentage of eligible pay, as well as interest. In addition, early retirement benefits are subsidized for certain grandfathered employees.

The Company’s funding policy for its qualified defined benefit plans is to contribute annually an amount at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act of 1974, as amended, and other applicable laws and generally, not greater than the maximum amount that can be deducted for federal income tax purposes. In 2008, 2007, and 2006, no contributions were made to the qualified plans. The Company expects that no contributions will be made in 2009.

Pension plan assets of $19 million and $26 million at December 31, 2008 and 2007, respectively, were investments managed by related parties.

The Company also participates in an unfunded non-qualified defined benefit plan, which is also sponsored by JHFS. This plan provides supplemental benefits in excess of the compensation limit outlined in the Internal Revenue Code, for certain employees.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Pension and Other Postretirement Benefit Plans - (continued)

The Company participates in a new non-qualified defined contribution pension plan, maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for the new plan was $5 million in 2008. The prior plan was frozen as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company’s funding policy for its non-qualified defined benefit plans is to contribute the amount of the benefit payments made during the year. The contribution to the non-qualified plans was $1 million, $3 million, and $2 million in 2008, 2007, and 2006, respectively. The Company expects to contribute approximately $2 million to its non-qualified pension plans in 2009.

The Company provides postretirement medical and life insurance benefits for its retired employees and their spouses through its participation in the John Hancock Financial Services, Inc. Employee Welfare Plan, sponsored by JHFS. Certain employees hired prior to 2005 who meet age and service criteria may be eligible for these postretirement benefits in accordance with the plan’s provisions. The majority of retirees contribute a portion of the total cost of postretirement medical benefits. Life insurance benefits are based on final compensation subject to the plan maximum.

The John Hancock Financial Services Inc. Employee Welfare Plan was amended effective January 1, 2007 whereby participants who had not reached a certain age and years of service with the Company were no longer eligible for such Company contributory benefits. Also the number of years of service required to be eligible for the benefit was increased to 15 years for all participants. The future retiree life insurance coverage amount was frozen as of December 31, 2006.

The Company’s policy is to fund its other postretirement benefits in amounts at or below the annual tax qualified limits. The contribution for the other postretirement benefits was $2 million, $1 million, and $2 million in 2008, 2007, and 2006, respectively.

The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements, sponsored by JHFS. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock Savings and Investment Plan. The expense for the defined contribution plans was $7 million, $7 million, and $3 million in 2008, 2007, and 2006, respectively.

The Company uses a December 31 measurement date to account for its pension and other postretirement benefit plans.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Pension and Other Postretirement Benefit Plans - (continued)

Obligations and Funded Status of Defined Benefit Plans

The amounts disclosed below represent the Company’s share of the pension and other postretirement benefit plans described above:

	Years Ended December 31,

	Pension Benefits		Other Postretirement Benefits

	2008	2007	2008	2007

	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$124	$121	$30	$28
Service cost	9	7	-	-
Interest cost	7	7	2	2
Actuarial loss (gain)	-	9	(3)	1
Plan amendments	-	(7)	-	-
Curtailments	-	(4)	-	-
Benefits paid	(4)	(9)	(2)	(1)

Benefit obligation at end of year	$136	$124	$27	$30

Change in plan assets:
Fair value of plan assets at beginning of year	$75	$75	$-	$-
Actual return on plan assets	(22)	6	-	-
Employer contributions	1	3	2	1
Benefits paid	(4)	(9)	(2)	(1)

Fair value of plan assets at end of year	$50	$75	$-	$-

Funded status at end of year	$(86)	$(49)	$(27)	$(30)

Amounts recognized on Consolidated Balance Sheets:
Assets	$-	$-	$-	$-
Liabilities	(86)	(49)	(27)	(30)

Net amount recognized	$(86)	$(49)	$(27)	$(30)

Amounts recognized in accumulated other comprehensive income:
Prior service cost	$(4)	$(5)	$-	$-
Net actuarial loss (gain)	73	48	(14)	(11)

Total	$69	$43	$(14)	$(11)

The accumulated benefit obligation for all defined benefit plans was $130 million and $117 million at December 31, 2008 and 2007, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Pension and Other Postretirement Benefit Plans - (continued)

The following table provides information for pension plans with accumulated benefit obligations in excess of plan assets:

	December 31,

	2008	2007

	(in millions)
Accumulated benefit obligation	$130	$117
Projected benefit obligation	136	124
Fair value of plan assets	50	75

Components of Net Periodic Benefit Cost

	Years Ended December 31,

	Pension Benefits			Other Postretirement Benefits

	2008	2007	2006	2008	2007	2006

	(in millions)
Service cost	$9	$7	$6	$-	$-	$-
Interest cost	7	7	6	2	2	2
Expected return on plan assets	(5)	(6)	(5)	-	-	-
Recognized actuarial loss	-	1	3	-	-	-

Net periodic benefit cost	$11	$9	$10	$2	$2	$2

There are no amounts included in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in 2009.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Pension and Other Postretirement Benefit Plans - (continued)

Assumptions

Weighted–average assumptions used to determine benefit obligations were as follows:

	Years Ended December 31,

	Pension Benefits		Other Postretirement Benefits

	2008	2007	2008	2007

Discount rate	6.00%	6.00%	6.00%	6.00%
Rate of compensation increase	4.10%	5.10%	N/A	N/A
Health care cost trend rate for following year			8.50%	9.00%
Ultimate trend rate			5.00%	5.00%
Year ultimate rate reached			2016	2016

Weighted-average assumptions used to determine net periodic benefit cost were as follows:

	Years Ended December 31,

	Pension Benefits		Other Postretirement Benefits

	2008	2007	2008	2007

Discount rate	6.00%	5.75%	6.00%	5.75%
Expected long-term return on plan assets	8.00%	8.25%	N/A	N/A
Rate of compensation increase	5.10%	4.00%	N/A	N/A
Health care cost trend rate for following year			9.00%	9.50%
Ultimate trend rate			5.00%	5.00%
Year ultimate rate reached			2016	2016

The expected long-term return on plan assets is based on the rate expected to be earned for plan assets. The asset mix based on the long-term investment policy and range of target allocation percentages of the plans and the Capital Asset Pricing Model are used as part of that determination. Current conditions and published commentary and guidance from U.S. Securities and Exchange Commission (“SEC”) staff are also considered.

Assumed health care cost trend rates have a significant effect on the amounts reported for the healthcare plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point Increase	One-Percentage Point Decrease

	(in millions)
Effect on total service and interest costs in 2008	$-	$-
Effect on postretirement benefit obligation as of December 31, 2008	(2)	(2)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Pension and Other Postretirement Benefit Plans - (continued)

Plan Assets

The Company’s weighted-average asset allocations for its defined benefit plans by asset category were as follows:

	Pension Plan Assets at December 31,

	2008	2007

Asset Category
Equity securities	51%	64%
Fixed maturity securities	35	26
Real estate	5	3
Other	9	7

Total	100%	100%

The target allocations for assets of the Company’s defined benefit plans are summarized below for major asset categories:

Asset Category
Equity securities	50	% - 80%
Fixed maturity securities	23	% - 35%
Real estate	0	% - 5%
Other	5	% - 15%

The plans do not own any of the Company’s or MFC’s common stock at December 31, 2008 and 2007.

Cash Flows

Expected Future Benefit Payments for Defined Benefit Plans

Projections for benefit payments for the next ten years are as follows:

	Pension Benefits	Other Postretirement Benefits Gross Payments	Other Postretirement Benefits- Medicare Part D Subsidy

	(in millions)
2009	$12	$2	$-
2010	12	2	-
2011	13	2	-
2012	14	2	-
2013	11	2	-
2014-2018	62	10	1

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 10 — Commitments, Guarantees, and Legal Proceedings

Commitments.  The Company has extended commitments to purchase U.S. private debt and to issue mortgage loans on real estate totaling $231 million and $27 million, respectively, at December 31, 2008. If funded, loans related to real estate mortgages would be fully collateralized by the mortgaged properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The majority of these commitments expire in 2009.

The Company leases office space under non-cancelable operating lease agreements of various expiration dates. Rental expenses, net of sub-lease income, were $14 million, $12 million, and $11 million for the years ended December 31, 2008, 2007, and 2006, respectively.

The future minimum lease payments, by year and in the aggregate, under the remaining non-cancelable operating leases along with the associated sub-lease income are presented below.

	Non- cancelable Operating Leases	Sub-lease Income

	(in millions)
2009	$9	$1
2010	6	-
2011	5	-
2012	5	-
2013	4	-
Thereafter	196	-

Total	$225	$1

Guarantees.  In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under U.S. GAAP specific to the insurance industry. The Company had no material guarantees outstanding outside the scope of insurance accounting at December 31, 2008.

Legal Proceedings.  The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer, and taxpayer. In addition, state regulatory bodies, state attorneys general, the SEC, the Financial Industry Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its consolidated financial condition or results of operations.

Note 11 — Shareholder’s Equity

Capital Stock

The Company has two classes of capital stock, preferred stock and common stock. All of the outstanding preferred and common stock of the Company is owned by MIC, its parent.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 11 — Shareholder’s Equity - (continued)

Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income were as follows:

	Net Unrealized Investment Gains (Losses)	Net Accumulated Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustment	Minimum Pension Liability Adjustment	Additional Pension and Postretirement Unrecognized Net Periodic Benefit Cost	Accumulated Other Comprehensive Income

	(in millions)
Balance at January 1, 2006	$506	$8	$36	$(25)	$-	$525
Gross unrealized investment losses (net of deferred income tax benefit of $32 million)	(60)					(60)
Reclassification adjustment for losses realized in net income (net of deferred income tax benefit of $2 million)	5					5
Adjustment for policyholder liabilities, (net of deferred income tax expense of $16 million)	30					30
Adjustment for deferred policy acquisition costs, deferred sales inducements, and unearned revenue liability (net of deferred income tax benefit of $11 million)	(21)					(21)

Net unrealized investment losses	(46)					(46)
Foreign currency translation adjustment			(5)			(5)
Minimum pension liability (net of deferred income tax expense of $3 million)				5		5
SFAS No. 158 transition adjustment (net of deferred income tax benefit of $1 million)				20	(22)	(2)

Balance at December 31, 2006	$460	$8	$31	$-	$(22)	$477

	Net Unrealized Investment Gains (Losses)	Net Accumulated Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustment	Additional Pension and Postretirement Unrecognized Net Periodic Benefit Cost	Accumulated Other Comprehensive Income

	(in millions)
Balance at January 1, 2007	$460	$8	$31	$(22)	$477
Gross unrealized investment gains (net of deferred income tax expense of $135 million)	250				250
Reclassification adjustment for gains realized in net income (net of deferred income tax expense of $51 million)	(94)				(94)
Adjustment for policyholder liabilities (net of deferred income tax expense of $4 million)	6				6
Adjustment for deferred policy acquisition costs, deferred sales inducements, and unearned revenue liability (net of deferred income tax benefit of $20 million)	(38)				(38)

Net unrealized investment gains	124				124
Foreign currency translation adjustment			(4)		(4)
Amortization of periodic pension costs				1	1
Reclassification of net cash flow hedge gains to net income (net of deferred income tax benefit of $7 million)		(13)			(13)

Balance at December 31, 2007	$584	$(5)	$27	$(21)	$585

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 11 — Shareholder’s Equity - (continued)

	Net Unrealized Investment Gains (Losses)	Net Accumulated Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustment	Additional Pension and Postretirement Unrecognized Net Periodic Benefit Cost	Accumulated Other Comprehensive Income (Loss)

	(in millions)
Balance at January 1, 2008	$584	$(5)	$27	$(21)	$585
Gross unrealized investment losses (net of deferred income tax benefit of $360 million)	(668)				(668)
Reclassification adjustment for gains realized in net income (net of deferred income tax benefit of $146 million)	(272)				(272)
Adjustment for policyholder liabilities (net of deferred income tax benefit of $72 million)	134				134
Adjustment for deferred policy acquisition costs, deferred sales inducements, and unearned revenue liability (net of deferred income tax expense of $86 million)	161				161

Net unrealized investment losses	(645)				(645)
Foreign currency translation adjustment			(23)		(23)
Change in funded status of pension plan and amortization of periodic pension costs (net of deferred income tax benefit of $8 million)				(15)	(15)
Net gains on the effective portion of the change in fair value of cash flow hedges (net of deferred income tax expense of $4 million)		6			6

Balance at December 31, 2008	$(61)	$1	$4	$(36)	$(92)

Net unrealized investment gains (losses) included on the Company’s Consolidated Balance Sheets as a component of shareholder’s equity are summarized below:

	December 31,

	2008	2007	2006

	(in millions)
Balance, end of year comprises:
Unrealized investment (losses) gains on:
Fixed maturities	$(78)	$855	$634
Equity investments	(88)	435	417
Other investments	3	(6)	(7)

Total (1)	(163)	1,284	1,044

Amounts of unrealized investment (losses) gains attributable to:
Deferred policy acquisition costs, deferred sales inducements, and unearned revenue liability	(58)	187	129
Policyholder liabilities	(9)	197	209
Deferred income taxes	(35)	316	246

Total	(102)	700	584

Net unrealized investment (losses) gains	$(61)	$584	$460

(1)	Includes unrealized investments gains (losses) on invested assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Note 7 — Related Party Transactions, for information on the associated MRBL reinsurance agreement.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 11 — Shareholder’s Equity - (continued)

Statutory Results

The Company and its domestic insurance subsidiary are required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance departments of their states of domicile, which are Michigan and New York.

At December 31, 2008, JH USA, with the explicit permission of the Commissioner, used the implied forward rates from the rolling average of the swap rates that have been observed over the past three years instead of the implied forward rates from the swap curve observed at December 31, 2008 for purposes of its C-3 Phase II calculation. The impact of using this approach was a $53 million decrease in JH USA’s authorized control level risk-based capital as of December 31, 2008. This permitted practice is effective for reporting periods beginning on or after December 31, 2008 and ending September 30, 2009.

At December 31, 2008, JH USA, with the explicit permission of the Commissioner, recorded an increase in the net admitted deferred tax asset (“DTA”) instead of the deferred tax calculation required by prescribed statutory accounting practices. If the net admitted DTA were reflected on the statutory balance sheet based on prescribed practices the DTA and statutory surplus at December 31, 2008 would both be decreased by $84 million. The permitted practice had no effect on statutory net income. This permitted practice is effective for reporting periods beginning on or after December 31, 2008 and ending September 30, 2009.

The Company’s statutory net (loss) income for the years ended December 31, 2008, 2007, and 2006 was $(2,011) million (unaudited), ($41) million, and $202 million, respectively.

The Company’s statutory capital and surplus as of December 31, 2008 and 2007 was $2,008 million (unaudited) and $1,504 million, respectively.

Under Michigan insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned surplus without the prior approval of the Commissioner. Michigan law also limits the dividends an insurer may pay, without the prior permission of the Commissioner, to the greater of (i) 10% of its statutory surplus earnings as of December 31 of the preceding year or (ii) the company’s statutory net gain from operations for the 12 month period ending December 31 of the immediately preceding year, if such insurer is a life company.

Note 12 — Segment Information

The Company operates in the following three business segments: (1) Protection and (2) Wealth Management, which primarily serve retail customers and institutional customers and (3) Corporate and Other, which includes reinsurance operations and the corporate account.

The Company’s reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets, and distribution channels.

Protection Segment.  Offers a variety of individual life insurance products, including participating whole life, term life, universal life, and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing.

Wealth Management Segment.  Offers individual and group annuities and group pension contracts. Individual annuities consist of fixed deferred annuities, fixed immediate annuities, and variable annuities. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks.

Corporate and Other Segment.  Primarily consists of certain corporate and reinsurance operations. Corporate operations primarily include certain financing activities and income on capital not specifically allocated to the reporting segments. Reinsurance refers to the transfer of all or part of certain risks related to policies issued by the Company to a reinsurer, or to the assumption of risk from other insurers.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 12 — Segment Information - (continued)

The accounting policies of the segments are the same as those described in Note 1 — Summary of Significant Accounting Policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

The following table summarizes selected financial information by segment for the periods indicated. Included in the Protection Segment for all periods presented are the assets, liabilities, revenues, and expenses of the closed block. For additional information on the closed block, see Note 6 — Closed Block.

	Protection	Wealth Management	Corporate and Other	Total

	(in millions)

2008
Revenues from external customers	$1,436	$1,964	$251	$3,651
Net investment income	857	225	353	1,435
Net realized investment and other (losses) gains	(57)	719	(236)	426

Revenues	$2,236	$2,908	$368	$5,512

Net income (loss)	$72	$(113)	$3	$(38)

Supplemental Information:
Equity in net income (loss) of investees accounted for by the equity method	$1	$4	$(14)	$(9)
Carrying value of investments accounted for under the equity method	17	157	218	392
Amortization of deferred policy acquisition costs and deferred sales inducements	(397)	4	5	(388)
Interest expense	-	23	11	34
Income tax expense (benefit)	32	(204)	(131)	(303)
Segment assets	$21,832	$90,968	$13,397	$126,197

	Protection	Wealth Management	Corporate and Other	Total

	(in millions)

2007
Revenues from external customers	$1,844	$2,057	$236	$4,137
Net investment income	782	242	313	1,337
Net realized investment and other gains (losses)	68	(6)	100	162

Revenues	$2,694	$2,293	$649	$5,636

Net income	$210	$318	$191	$719

Supplemental Information:
Equity in net (loss) income of investees accounted for by the equity method	$(1)	$(2)	$5	$2
Carrying value of investments accounted for under the equity method	17	90	202	309
Amortization of deferred policy acquisition costs and deferred sales inducements	301	277	6	584
Interest expense	-	27	41	68
Income tax expense	108	55	110	273
Segment assets	$21,192	$111,302	$12,010	$144,504

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 12 — Segment Information - (continued)

	Protection	Wealth Management	Corporate and Other	Total

	(in millions)

2006
Revenues from external customers	$1,483	$1,632	$382	$3,497
Net investment income	712	225	226	1,163
Net realized investment and other gains (losses)	104	20	(92)	32

Revenues	$2,299	$1,877	$516	$4,692

Net income (loss)	$208	$324	$(7)	$525

Supplemental Information:
Equity in net (loss) income of investees accounted for by the equity method	$(1)	$1	$-	$-
Carrying value of investments accounted for under the equity method	17	34	46	97
Amortization of deferred policy acquisition costs and deferred sales inducements	242	303	(9)	536
Interest expense	-	21	5	26
Income tax expense	111	115	4	230

The Company operates primarily in the United States and has no reportable major customers.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments. Fair values have been determined by using available market information and the valuation methodologies described below.

	December 31,

	2008		2007

	Carrying Value	Fair Value	Carrying Value	Fair Value

	(in millions)
Assets:
Fixed maturities (1):
Available-for-sale	$14,687	$14,687	$13,617	$13,617
Equity securities:
Available-for-sale	415	415	956	956
Mortgage loans on real estate	2,629	2,649	2,414	2,424
Policy loans	2,785	2,785	2,519	2,519
Short-term investments	3,665	3,665	2,723	2,723
Cash and cash equivalents	3,477	3,477	3,345	3,345
Derivatives:
Interest rate swap agreements	759	759	28	28
Cross currency rate swap agreements	321	321	179	179
Foreign exchange forward agreements	3	3	9	9
Embedded derivatives	4,418	4,418	586	586
Assets held in trust	2,190	2,190	2,493	2,493
Separate account assets	77,681	77,681	105,380	105,380

Liabilities:
Fixed rate deferred and immediate annuities	1,852	1,843	1,665	1,665
Derivatives:
Interest rate swap agreements	325	325	22	22
Cross currency rate swap agreements	377	377	277	277
Credit default swaps	1	1	-	-
Equity swaps	15	15	1	1
Embedded derivatives	2,859	2,859	572	572
Foreign exchange forward agreements	3	3	9	9
(1)	Fixed maturities exclude leveraged leases of $49 million and $72 million for 2008 and 2007, respectively, which are carried at the net investment calculated by accruing income at the lease’s expected internal rate of return in accordance with SFAS No. 13, “Accounting for Leases”.

Effective January 1, 2008, the Company adopted SFAS No. 157, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. The exit value assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale.

SFAS No. 157 resulted in effectively creating the following two primary categories of financial instruments for the purpose of fair value disclosure:

•

Financial Instruments Measured at Fair Value and Reported in the Consolidated Balance Sheets – This category includes assets and liabilities measured at fair value on a recurring and non recurring basis. Financial instruments measured on a recurring basis include fixed maturities, equity securities, short-term investments, derivatives and separate accounts. Assets and liabilities measured at fair value on a non recurring basis include mortgage loans, joint ventures and limited partnership interests, which are reported at fair value only in a period in which impairment is recognized.

•	Other Financial Instruments not Reported at Fair Value – This category includes assets and liabilities which do not require the additional SFAS No. 157 disclosures, as follows:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value of Financial Instruments - (continued)

Mortgage loans on real estate – The fair value of unimpaired mortgage loans is estimated using discounted cash flows and take into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

Policy loans – These loans are carried at unpaid principal balances, which approximate their fair values.

Cash and cash equivalents – The carrying values for cash and cash equivalents approximate fair value due to the short-term maturities of these instruments.

Fixed-rate deferred and immediate annuities – The fair value of these financial instruments are estimated by projecting multiple stochastically generated interest rate scenarios under a risk neutral environment reflecting inputs (interest rates, volatility, etc.) observable at the valuation date.

Financial Instruments Measured at Fair Value on the Consolidated Balance Sheets

Valuation Hierarchy

Following SFAS No. 157 guidance, the Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

• Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. Valuations are based on quoted prices reflecting market transactions involving assets or liabilities identical to those being measured. Level 1 securities primarily include exchange traded equity securities and separate account assets.

• Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Most debt securities are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate swaps, equity swaps, and foreign currency forward contracts.

• Level 3 – Fair value measurements using significant non market observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include structured asset-backed securities (“ABS”), commercial mortgage-backed securities (“CMBS”), other securities that have little or no price transparency, and certain derivatives.

Determination of Fair Value

The valuation methodologies used to determine the fair values of assets and liabilities under SFAS No. 157 reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. When available, the Company uses quoted market prices to determine fair value, and classifies such items within Level 1. If quoted market prices are not available, fair value is based upon valuation techniques, which discount expected cash flows utilizing independent market observable interest rates based on the credit quality and duration of the instrument. Items valued using models are classified according to the lowest level input that is significant to the valuation. Thus, an item may be classified in Level 3 even though significant market observable inputs are used.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value of Financial Instruments - (continued)

Fair Value Measurements on a Recurring Basis

Fixed Maturities

For fixed maturities, including corporate, U.S. Treasury, and municipal securities, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility and prepayment speeds. These fixed maturities are classified within Level 2. Fixed maturities with significant pricing inputs which are unobservable are classified within Level 3.

Equity Securities

Equity securities with active markets are classified within Level 1 as fair values are based on quoted market prices.

Short-term Investments

Short-term investments are comprised of securities due to mature within one year of the date of purchase that are traded in active markets, and are classified within Level 1 as fair values are based on quoted market prices. Securities such as commercial paper and discount notes are classified within Level 2 because these securities are typically not actively traded due to their short maturities and, as such, their cost generally approximates fair value.

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter (“OTC”) derivatives. The pricing models used are based on market standard valuation methodologies and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company’s derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are inputs that are observable or can be corroborated by observable market data. Inputs that are observable generally include: interest rates, foreign currency exchange rates and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include: broker quotes, volatilities and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements.

Embedded Derivatives

As defined in SFAS Statement No. 133 “Accounting for Derivative Instruments and Hedging Activities” (“SFAS No. 133”), the Company holds assets and liabilities classified as embedded derivatives in the Consolidated Balance Sheets. Those assets include guaranteed minimum income benefits that are ceded under modified coinsurance reinsurance arrangements (“Reinsurance GMIB Assets”). Liabilities include policyholder benefits offered under variable annuity contracts such as guaranteed minimum withdrawal benefits with a term certain (“GMWB”) and embedded reinsurance derivatives.

Embedded derivatives are recorded in the Consolidated Balance Sheets at fair value, separately from their host contract, and the change in their fair value is reflected in net income. Many factors including, but not limited to, market conditions, credit ratings, variations in actuarial assumptions regarding policyholder liabilities and risk margins related to non-capital market inputs may result in significant fluctuations in the fair value of these embedded derivatives that could materially affect net income.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value of Financial Instruments - (continued)

The fair value of embedded derivatives is estimated as the present value of future benefits less the present value of future fees. The fair value calculation includes assumptions for risk margins including nonperformance risk.

Risk margins are established to capture the risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, persistency, partial withdrawal, and surrenders. The establishment of these actuarial assumptions, risk margins, nonperformance risk, and other inputs requires the use of significant judgment.

Nonperformance risk refers to the risk that the obligation will not be fulfilled and affects the value of the liability. The fair value measurement assumes that the nonperformance risk is the same before and after the transfer. Therefore, fair value reflects the reporting entity’s own credit risk.

Nonperformance risk for liabilities held by the Company is based on MFC’s own credit risk, which is determined by taking into consideration publicly available information relating to MFC’s debt as well as its claims paying ability. Nonperformance risk is also reflected in the Reinsurance GMIB assets held by the Company. The credit risk of the reinsurance companies is most representative of the nonperformance risk for the Reinsurance GMIB assets, and is derived from publicly available information relating to the reinsurance companies’ publicly issued debt.

The fair value of embedded derivatives related to reinsurance agreements is determined based on a total return swap methodology. These total return swaps are reflected as liabilities on the Consolidated Balance Sheets representing the difference between the statutory book value and fair value of the related modified coinsurance assets with ongoing changes in fair value recorded in income. The fair value of the underlying assets is based on the valuation approach for similar assets described herein.

Separate Account Assets

Separate account assets are reported at fair value and reported as a summarized total on the Consolidated Balance Sheets in accordance with Statement of Position (“SOP 03-1”), “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts”. The fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account. Assets owned by the Company’s separate accounts primarily include: investments in mutual funds, fixed maturity securities, equity securities, and short-term investments and cash and cash equivalents.

The fair value of mutual fund investments is based upon quoted prices or reported net assets values (“NAV”). Open-ended mutual fund investments are included in Level 1. The fair values of fixed maturity securities, equity securities, short-term investments and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the Company’s general account.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value of Financial Instruments - (continued)

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis by SFAS No. 157 fair value hierarchy levels, as of December 31, 2008.

	December 31, 2008

	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Fixed maturities (1):
Available-for-sale	$14,687	$-	$14,325	$362
Equity securities:
Available-for-sale	415	415	-	-
Short-term investments	3,665	-	3,665	-
Derivative assets (2)	1,083	-	1,083	-
Embedded derivatives	4,418	-	36	4,382
Assets held in trust (3)	2,190	497	1,693	-
Separate account assets (4)	77,681	77,626	55	-

Total assets at fair value	$104,139	$78,538	$20,857	$4,744

Liabilities:
Derivative liabilities (2)	$721	$-	$721	$-
Embedded derivatives	2,859	-	-	2,859

Total liabilities at fair value	$3,580	$-	$721	$2,859

(1)	Fixed maturities excludes leveraged leases of $49 million which are carried at the net investment calculated by accruing income at the lease’s expected internal rate of return in accordance with SFAS No. 13, “Accounting for Leases”.
(2)	Derivative assets are presented within other assets and derivative liabilities are presented within other liabilities in the Consolidated Balance Sheets. The amounts are presented gross in the table above to reflect the presentation in the Consolidated Balance Sheets, but are presented net for purposes of the Level 3 roll forward in the following table.
(3)	Represents the fair value of assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Note 7 — Related Party Transactions, for information on the associated MRBL reinsurance agreement. The fair value of the trust assets are determined on a basis consistent with the methodologies described herein for similar financial instruments.
(4)	Separate account assets are recorded at fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets as prescribed by SOP 03-1.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value of Financial Instruments - (continued)

Level 3 Financial Instruments

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:

	Fixed Maturities		Net Embedded Derivatives

Balance at January 1, 2008	$447		$18
Net realized/unrealized gains (losses) included in:
Net income	(161	)(2)	1,505	(4)
Other comprehensive income	79	(3)	-
Purchases, issuances, (sales) and (settlements), net	(12)		-
Transfers in and/or (out) of Level 3, net (1)	9		-

Balance at December 31, 2008	$362		$1,523

Gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31, 2008	$-		$1,505

(1)	For financial assets that are transferred into and/or out of Level 3, the Company uses the fair value of the assets at the beginning of the reporting period.
(2)	This amount is included in net realized investments and other gains (losses) on the Consolidated Statement of Operations.
(3)	This amount is included in accumulated other comprehensive income (loss) on the Consolidated Balance Sheet.
(4)	This amount is included in benefits to policyholders on the Consolidated Statement of Operations. All gains and losses on Level 3 liabilities are classified as net realized investment and other gains (losses) for the purpose of this disclosure because it is not practicable to track realized and unrealized gains (losses) separately on a contract by contract basis.

The Company may hedge positions with offsetting positions that are classified in a different level. For example, the gains and losses for assets and liabilities in the Level 3 category presented in the tables above may not reflect the effect of offsetting gains and losses on hedging instruments that have been classified by the Company in the Level 1 and Level 2 categories.

Financial Instruments Measured at Fair Value on a Non Recurring Basis

Certain financial assets are reported at fair value on a non recurring basis, including investments such as mortgage loans, joint ventures and limited partnership interests, which are reported at fair value only in a period in which an impairment is recognized. The fair value of these securities is calculated using either models that are widely accepted in the financial services industry or the valuation of collateral underlying impaired mortgages. During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Note 14 — Goodwill

The changes in the carrying value of goodwill by segment were as follows:

	Protection	Wealth Management	Corporate and Other	Total

	(in millions)
Balance at January 1, 2008	$-	$54	$-	$54
Dispositions and other, net	-	-	-	-

Balance at December 31, 2008	$-	$54	$-	$54

	Protection	Wealth Management	Corporate and Other	Total

	(in millions)
Balance at January 1, 2007	$-	$54	$-	$54
Dispositions and other, net	-	-	-	-

Balance at December 31, 2007	$-	$54	$-	$54

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 14 — Goodwill - (continued)

The Company tests goodwill for impairment annually as of December 31 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit, which is defined as an operating segment or one level below an operating segment, below its carrying amount. There were no impairments recorded in 2008 or 2007.

Note 15 — Certain Separate Accounts

The Company issues variable annuity and variable life contracts through its separate accounts for which investment income and investment gains and losses accrue to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below.

The assets supporting the variable portion of variable annuities are carried at fair value and reported on the Consolidated Balance Sheets as total separate account assets with an equivalent total reported for separate account liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue, and changes in liabilities for minimum guarantees are included in benefits to policyholders in the Company’s Consolidated Statements of Operations. For the years ended December 31, 2008, and 2007 there were no gains or losses on transfers of assets from the general account to the separate account.

The deposits related to the variable life insurance contracts are invested in separate accounts, and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The following table reflects variable life insurance contracts with guarantees held by the Company:

	December 31,

	2008	2007

	(in millions, except for age)
Life insurance contracts with guaranteed benefits
In the event of death
Account value	$559	$422
Net amount at risk related to deposits	86	56
Average attained age of contract holders	44	43

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, income, and/or withdrawal benefits. Guaranteed Minimum Death Benefit (“GMDB”) features guarantee the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary.

The Company sold contracts with GMIB riders from 1998 to 2004. The GMIB rider provides a guaranteed lifetime annuity, which may be elected by the contract holder after a stipulated waiting period (7 to 10 years), and which may be larger than what the contract account balance would purchase at then-current annuity purchase rates.

In 2004, the Company introduced a GMWB rider and has since offered multiple variations of this optional benefit. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of “step-up” provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 15 — Certain Separate Accounts - (continued)

Unaffiliated and affiliated reinsurance has been utilized to mitigate risk related to some of the guarantee benefit riders. Hedging has also been utilized to mitigate risk related to some of the GMWB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The Company had the following variable annuity contracts with guarantees. Amounts at risk are shown net of reinsurance. Note that the Company’s variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

	December 31,

	2008	2007

	(in millions, except for ages and percents)
Guaranteed Minimum Death Benefit
Return of net deposits
In the event of death
Account value	$15,224	$17,510
Net amount at risk- net of reinsurance	766	47
Average attained age of contract holders	54	55

Return of net deposits plus a minimum return
In the event of death
Account value	$428	$714
Net amount at risk- net of reinsurance	5	-
Average attained age of contract holders	65	65
Guaranteed minimum return rate	5%	5%

Highest specified anniversary account value minus withdrawals post anniversary
In the event of death
Account value	$22,508	$32,750
Net amount at risk- net of reinsurance	1,248	190
Average attained age of contract holders	54	54

Guaranteed Minimum Income Benefit
Account value	$5,387	$9,552
Net amount at risk- net of reinsurance	45	29
Average attained age of contract holders	52	52

Guaranteed Minimum Withdrawal Benefit
Account value	$24,769	$28,582
Net amount at risk	1,812	116
Average attained age of contract holders	52	54

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 15 — Certain Separate Accounts - (continued)

Account balances of variable contracts with guarantees invest in various separate accounts with the following characteristics:

	December 31,

	2008	2007

	(in billions)
Type of Fund
Domestic Equity	$7	$13
International Equity	2	3
Balanced	23	30
Bonds	3	4
Money Market	2	1

Total	$37	$51

The following table summarizes the liabilities for guarantees on variable contracts reflected in the general account:

	Guaranteed Minimum Death Benefit (GMDB)	Guaranteed Minimum Income Benefit (GMIB)	Guaranteed Minimum Withdrawal Benefit (GMWB)	Total

	(in millions)
Balance at January 1, 2008	$89	$156	$568	$813
Incurred guarantee benefits	(110)	(74)	-	(184)
Other reserve changes	372	356	2,322	3,050

Balance at December 31, 2008	$351	$438	$2,890	$3,679
Reinsurance recoverable	(259)	(2,056)	(2,352)	(4,667)

Net balance at December 31, 2008	$92	$(1,618)	$538	$(988)

Balance at January 1, 2007	$80	$208	$95	$383
Incurred guarantee benefits	(48)	(122)	-	(170)
Other reserve changes	57	70	473	600

Balance at December 31, 2007	$89	$156	$568	$813
Reinsurance recoverable	(36)	(586)	-	(622)

Net balance at December 31, 2007	$53	$(430)	$568	$191

The GMDB gross and ceded reserves, the GMIB gross reserves, and the life portion of the GMWB reserves were determined in accordance with SOP 03-1, and the GMIB reinsurance recoverable and GMWB gross reserve were determined in accordance with SFAS No. 133.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits to policyholders, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the amounts above at December 31, 2008 and 2007:

•	Data used included 1,000 stochastically generated investment performance scenarios. For SFAS No. 133 calculations, risk neutral scenarios were used.

•

For life products, reserves were established using stochastic modeling of future separate account returns and best estimate mortality, lapse, and premium persistency assumptions, which vary by product.

•	Mean return and volatility assumptions were determined by asset class. Market consistent observed volatilities were used where available for SFAS No. 133 calculations.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 15 — Certain Separate Accounts - (continued)

•	Annuity mortality was based on the 1994 MGDB table multiplied by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

•	Annuity base lapse rates vary by contract type and duration and ranged from 2% to 41.5%.

•

The discount rate is 7% (in-force issued before 2004) or 6.4% (in-force issued after 2003) in the SOP 03-01 calculations. The discount rates used for SFAS No. 133 calculations are based on the term structure of swap curves with a credit spread based on the credit standing of MFC (for GMWB) and the reinsurers (for GMIB).

Note 16 — Deferred Policy Acquisition Costs and Deferred Sales Inducements

The balance of and changes in deferred policy acquisition costs as of and for the years ended December 31, were as follows:

	December 31,

	2008	2007

	(in millions)
Balance, beginning of year	$5,664	$4,655
Capitalization	1,590	1,637
Amortization (1)	405	(550)
Change in unrealized investment gains and losses	289	(78)

Balance, end of year	$7,948	$5,664

(1)	In 2008, DAC amortization includes significant unlocking due to the impact of lower estimated gross profits arising from higher benefits to policyholders related to certain separate account guarantees. This unlocking contributed to the overall negative amortization during the year.

The balance of and changes in deferred sales inducements as of and for the years ended December 31, were as follows:

	December 31,

	2008	2007

	(in millions)
Balance, beginning of year	$264	$235
Capitalization	97	63
Amortization	(17)	(34)
Change in unrealized investment gains and losses	1	-

Balance, end of year	$345	$264

Note 17 — Share-Based Payments

The Company participates in the stock compensation plans of MFC. The Company uses the Black-Scholes-Merton option pricing model to estimate the value of stock options granted to employees. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S. GAAP, is recorded in the accounts of the Company in other operating costs and expenses.

Stock Options (ESOP)

Under MFC’s Executive Stock Option Plan (“ESOP”), stock options are granted to selected individuals. Options provide the holder with the right to purchase common shares at an exercise price equal to the closing market price of MFC’s common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. A total of 73.6 million common shares have been reserved for issuance under the ESOP.

MFC grants Deferred Share Units (“DSUs”) under the ESOP and the Stock Plan for Non-Employee Directors. Under the ESOP, the holder is entitled to receive cash payment equal to the value of the same number of common shares plus credited dividends on retirement or termination of employment. These DSUs vest over a three-year period and each DSU entitles the holder to receive one common share on retirement or termination of employment. When dividends are paid on MFC’s common shares, holders of DSUs are deemed to receive dividends at the same rate, payable in the form of additional DSUs.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 17 — Share Based Payments - (continued)

Under the Stock Plan for Non-Employee Directors, each eligible director may elect to receive his or her annual director’s retainer and fees in DSUs or common shares in lieu of cash. Upon termination of board service, an eligible director who has elected to receive DSUs will be entitled to receive cash equal to the value of the DSUs accumulated in his or her account or, at his or her direction, an equivalent number of common shares. A total of 1 million common shares of MFC have been reserved for issuance under the Stock Plan for Non-Employee Directors. In 2008, 2007 and 2006, 217,000, 191,000, and 181,000 DSUs, respectively, were issued to certain employees who elected to defer receipt of all or part of their annual bonus. Also, in 2008 and 2007, 269,000 and 260,000 DSUs were issued to certain employees who elected to defer payment of all or part of their restricted share units. Restricted share units are discussed below. The DSUs issued in 2008, 2007 and 2006 vested immediately upon grant. The Company recorded compensation expense for stock options granted of $6 million, $5 million, and $5 million for the years ended December 31, 2008, 2007, and 2006, respectively.

Global Share Ownership Plan (GSOP)

Effective January 1, 2001, MFC established the Global Share Ownership Plan (“GSOP”) for its eligible employees and the Stock Plan for Non-Employee Directors. Under the GSOP, qualifying employees can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match a percentage of the employee’s eligible contributions to certain maximums. MFC’s contributions vest immediately. All contributions are used by the GSOP’s trustee to purchase common shares in the open market. The Company’s compensation expense related to the GSOP was $1 million for each of the three years ended December 31, 2008, 2007, and 2006.

Restricted Share Unit Plan (RSU)

In 2003, MFC established the Restricted Share Unit (“RSU”) Plan. For the years ended December 31, 2008, 2007, and 2006, 1.8 million, 1.5 million and 1.6 million RSUs, respectively, were granted to certain eligible employees under this plan. For the years ended December 31, 2008, 2007, and 2006, the Company granted 0.4 million, 0.4 million, and 0.4 million RSUs, respectively, to certain eligible employees. RSUs entitle a participant to receive payment equal to the market value of the same number of common shares, plus credited dividends, at the time the RSUs vest. RSUs vest three years from the grant date, subject to performance conditions, and the related compensation expense is recognized over this period, except where the employee is eligible to retire prior to the vesting date, in which case the cost is recognized over the period between the grant date and the date on which the employee is eligible to retire. The Company’s compensation expense related to RSUs was $14 million, $16 million, and $14 million for the years ended December 31, 2008, 2007, and 2006, respectively.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Audited Financial Statements

Year ended December 31, 2008 with Report of Independent Registered Public Accounting Firm

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Audited Financial Statements

Year ended December 31, 2008

(This page is intentionally left blank.)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of the sub-accounts of

John Hancock Life Insurance Company (U.S.A.) Separate Account A

“Active” sub-accounts

500 Index Trust B Series 0	Fundamental Value Trust Series 0
500 Index Trust Series 1	Fundamental Value Trust Series 1
Active Bond Trust Series 0	Global Allocation Trust Series 0
Active Bond Trust Series 1	Global Allocation Trust Series 1
All Cap Core Trust Series 0	Global Bond Trust Series 0
All Cap Core Trust Series 1	Global Bond Trust Series 1
All Cap Growth Trust Series 0	Global Real Estate Trust Series 0
All Cap Growth Trust Series 1	Global Real Estate Trust Series 1
All Cap Value Trust Series 0	Global Trust Series 0
All Cap Value Trust Series 1	Global Trust Series 1
American Asset Allocation Trust Series 1	Health Sciences Trust Series 0
American Blue Chip Income and Growth Trust Series 1	Health Sciences Trust Series 1
American Bond Trust Series 1	High Yield Trust Series 0
American Growth Trust Series 1	High Yield Trust Series 1
American Growth-Income Trust Series 1	Income & Value Trust Series 0
American International Trust Series 1	Income & Value Trust Series 1
Blue Chip Growth Trust Series 0	Index Allocation Trust Series 0
Blue Chip Growth Trust Series 1	Index Allocation Trust Series 1
Capital Appreciation Trust Series 0	International Core Trust Series 0
Capital Appreciation Trust Series 1	International Core Trust Series 1
Capital Appreciation Value Trust Series 0	International Equity Index Trust A Series 1
Capital Appreciation Value Trust Series 1	International Equity Index Trust B Series 0
Classic Value Trust Series 0	International Opportunities Trust Series 0
Classic Value Trust Series 1	International Opportunities Trust Series 1
Core Allocation Plus Trust Series 0	International Small Cap Trust Series 0
Core Allocation Plus Trust Series 1	International Small Cap Trust Series 1
Core Bond Trust Series 0	International Value Trust Series 0
Core Bond Trust Series 1	International Value Trust Series 1
Core Equity Trust Series 0	Investment Quality Bond Trust Series 0
Core Equity Trust Series 1	Investment Quality Bond Trust Series 1
Disciplined Diversification Trust Series 0	Large Cap Trust Series 0
Disciplined Diversification Trust Series 1	Large Cap Trust Series 1
Emerging Markets Value Trust Series 0	Large Cap Value Trust Series 0
Emerging Markets Value Trust Series 1	Large Cap Value Trust Series 1
Emerging Small Company Trust Series 0	Lifestyle Aggressive Trust Series 0
Emerging Small Company Trust Series 1	Lifestyle Aggressive Trust Series 1
Equity-Income Trust Series 0	Lifestyle Balanced Trust Series 0
Equity-Income Trust Series 1	Lifestyle Balanced Trust Series 1
Financial Services Trust Series 0	Lifestyle Conservative Trust Series 0
Financial Services Trust Series 1	Lifestyle Conservative Trust Series 1
Franklin Templeton Founding Allocation Trust Series 0	Lifestyle Growth Trust Series 0
Franklin Templeton Founding Allocation Trust Series 1	Lifestyle Growth Trust Series 1

Report of Independent Registered Public Accounting Firm

Lifestyle Moderate Trust Series 0	Small Cap Opportunities Trust Series 1
Lifestyle Moderate Trust Series 1	Small Cap Value Trust Series 0
Mid Cap Index Trust Series 0	Small Cap Value Trust Series 1
Mid Cap Index Trust Series 1	Small Company Trust Series 0
Mid Cap Intersection Trust Series 0	Small Company Trust Series 1
Mid Cap Intersection Trust Series 1	Small Company Value Trust Series 0
Mid Cap Stock Trust Series 0	Small Company Value Trust Series 1
Mid Cap Stock Trust Series 1	Strategic Bond Trust Series 0
Mid Cap Value Trust Series 0	Strategic Bond Trust Series 1
Mid Cap Value Trust Series 1	Strategic Income Trust Series 0
Mid Value Trust Series 0	Strategic Income Trust Series 1
Money Market Trust B Series 0	Total Bond Market Trust B Series 0
Money Market Trust Series 1	Total Return Trust Series 0
Natural Resources Trust Series 0	Total Return Trust Series 1
Natural Resources Trust Series 1	Total Stock Market Index Trust Series 0
Optimized All Cap Trust Series 0	Total Stock Market Index Trust Series 1
Optimized All Cap Trust Series 1	U.S. Government Securities Trust Series 0
Optimized Value Trust Series 0	U.S. Government Securities Trust Series 1
Optimized Value Trust Series 1	U.S. High Yield Bond Trust Series 0
Overseas Equity Trust Series 0	U.S. High Yield Bond Trust Series 1
Pacific Rim Trust Series 0	U.S. Large Cap Trust Series 0
Pacific Rim Trust Series 1	U.S. Large Cap Trust Series 1
Real Estate Securities Trust Series 0	Utilities Trust Series 0
Real Estate Securities Trust Series 1	Utilities Trust Series 1
Real Return Bond Trust Series 0	Value Trust Series 0
Real Return Bond Trust Series 1	Value Trust Series 1
Science & Technology Trust Series 0	All Asset Portfolio Series 0
Science & Technology Trust Series 1	All Asset Portfolio Series 1
Short-Term Bond Trust Series 0	Brandes International Equity Trust
Small Cap Growth Trust Series 0	Business Opportunity Value Trust
Small Cap Growth Trust Series 1	CSI Equity Trust
Small Cap Index Trust Series 0	Frontier Capital Appreciation Trust
Small Cap Index Trust Series 1	Turner Core Growth Trust
Small Cap Opportunities Trust Series 0

“Closed” sub-accounts

Dynamic Growth Trust Series 0	Quantitative Mid Cap Trust Series 1
Dynamic Growth Trust Series 1	Small Cap Trust Series 0
Emerging Growth Trust Series 0	Small Cap Trust Series 1
Emerging Growth Trust Series 1	U.S. Core Trust Series 0
Growth & Income Trust Series 0	U.S. Core Trust Series 1
Managed Trust Series 0	U.S. Global Leaders Growth Trust Series 0
Quantitative Mid Cap Trust Series 0	U.S. Global Leaders Growth Trust Series 1

Report of Independent Registered Public Accounting Firm

We have audited the accompanying statements of assets and contract owners’ equity of John Hancock Life Insurance Company (U.S.A.) Separate Account A (the “Account”), comprised of the active sub-accounts as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity of the active and closed sub-accounts for each of the two years in the period then ended (or years since inception), and the financial highlights for each of the five years in the period then ended (or years since inception). These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian or fund manager of the underlying portfolios. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the active sub-accounts constituting John Hancock Life Insurance Company (U.S.A.) Separate Account A at December 31, 2008, and the results of its operations and changes in contract owners’ equity of the active and closed sub-accounts for each of the two years in the period then ended (or years since inception), and the financial highlights for each of the five years in the period then ended (or years since inception), in conformity with U.S. generally accepted accounting principles.

/s/ ERNST & YOUNG LLP
Toronto, Canada	Chartered Accountants
April 14, 2009	Licensed Public Accountants

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Assets and Contract Owners’ Equity

December 31, 2008

Assets
Investments at fair value:
Sub-accounts invested in John Hancock Trust portfolios:
500 Index Trust B Series 0 - 4,065,355 shares (cost $63,776,414)	$45,694,591
500 Index Trust Series 1 - 3,054,881 shares (cost $32,472,647)	24,041,913
Active Bond Trust Series 0 - 196,698 shares (cost $1,789,954)	1,555,883
Active Bond Trust Series 1 - 1,048,324 shares (cost $9,959,315)	8,292,245
All Cap Core Trust Series 0 - 34,432 shares (cost $588,988)	402,516
All Cap Core Trust Series 1 - 623,896 shares (cost $9,532,348)	7,293,346
All Cap Growth Trust Series 0 - 29,623 shares (cost $492,961)	342,145
All Cap Growth Trust Series 1 - 649,602 shares (cost $8,915,912)	7,496,409
All Cap Value Trust Series 0 - 191,421 shares (cost $1,489,241)	1,071,959
All Cap Value Trust Series 1 - 501,549 shares (cost $4,925,208)	2,818,708
American Asset Allocation Trust Series 1 - 223,770 shares (cost $2,139,520)	1,888,618
American Blue Chip Income and Growth Trust Series 1 - 731,903 shares (cost $10,732,216)	6,477,340
American Bond Trust Series 1 - 440,275 shares (cost $5,611,227)	4,710,940
American Growth Trust Series 1 - 2,912,834 shares (cost $58,812,135)	33,818,004
American Growth-Income Trust Series 1 - 1,105,466 shares (cost $19,670,119)	12,746,026
American International Trust Series 1 - 1,537,361 shares (cost $36,395,261)	21,999,643
Blue Chip Growth Trust Series 0 - 288,511 shares (cost $5,410,670)	3,519,833
Blue Chip Growth Trust Series 1 - 1,890,315 shares (cost $29,959,005)	23,118,554
Capital Appreciation Trust Series 0 - 245,769 shares (cost $2,085,402)	1,540,973
Capital Appreciation Trust Series 1 - 2,073,327 shares (cost $18,472,603)	12,999,758
Capital Appreciation Value Trust Series 0 - 42,301 shares (cost $404,696)	381,132
Capital Appreciation Value Trust Series 1 - 2,295 shares (cost $22,245)	20,677
Classic Value Trust Series 0 - 228,842 shares (cost $2,565,547)	1,462,303
Classic Value Trust Series 1 - 235,306 shares (cost $3,108,690)	1,503,606
Core Allocation Plus Trust Series 0 - 19,733 shares (cost $165,610)	167,531
Core Allocation Plus Trust Series 1 - 2,116 shares (cost $23,992)	17,989
Core Bond Trust Series 0 - 43,897 shares (cost $547,909)	539,932
Core Bond Trust Series 1 - 79,795 shares (cost $987,654)	983,878
Core Equity Trust Series 0 - 118,255 shares (cost $973,620)	558,164
Core Equity Trust Series 1 - 172,399 shares (cost $1,905,390)	813,721
Disciplined Diversification Trust Series 0 - 197,871 shares (cost $1,715,240)	1,761,052
Disciplined Diversification Trust Series 1 - 599 shares (cost $6,577)	5,332
Dynamic Growth Trust Series 0	—
Dynamic Growth Trust Series 1	—
Emerging Growth Trust Series 0	—
Emerging Growth Trust Series 1	—
Emerging Markets Value Trust Series 0 - 75,438 shares (cost $944,110)	507,699
Emerging Markets Value Trust Series 1 - 413,533 shares (cost $4,020,481)	2,787,213
Emerging Small Company Trust Series 0 - 78,625 shares (cost $1,811,948)	1,095,246
Emerging Small Company Trust Series 1 - 1,715,921 shares (cost $46,807,839)	23,834,138
Equity-Income Trust Series 0 - 601,713 shares (cost $9,401,419)	5,975,008
Equity-Income Trust Series 1 - 3,349,309 shares (cost $51,610,599)	33,359,115
Financial Services Trust Series 0 - 182,037 shares (cost $2,120,211)	1,368,921

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Assets and Contract Owners’ Equity

December 31, 2008

Assets
Investments at fair value:
Sub-accounts invested in John Hancock Trust portfolios:
Financial Services Trust Series 1 - 272,023 shares (cost $3,656,644)	$2,048,333
Franklin Templeton Founding Allocation Trust Series 0 - 111,421 shares (cost $907,548)	820,057
Franklin Templeton Founding Allocation Trust Series 1 - 18,493 shares (cost $161,449)	136,112
Fundamental Value Trust Series 0 - 428,301 shares (cost $6,123,861)	4,180,215
Fundamental Value Trust Series 1 - 2,998,153 shares (cost $34,843,905)	29,351,918
Global Allocation Trust Series 0 - 271,069 shares (cost $2,783,243)	1,843,272
Global Allocation Trust Series 1 - 243,801 shares (cost $2,761,770)	1,662,726
Global Bond Trust Series 0 - 365,358 shares (cost $5,547,834)	5,264,809
Global Bond Trust Series 1 - 522,563 shares (cost $8,044,188)	7,545,805
Global Real Estate Trust Series 0 - 25,624 shares (cost $199,349)	158,101
Global Real Estate Trust Series 1 - 7,217 shares (cost $60,104)	44,526
Global Trust Series 0 - 134,113 shares (cost $2,103,707)	1,412,211
Global Trust Series 1 - 745,687 shares (cost $10,895,177)	7,859,543
Growth & Income Trust Series 0	—
Health Sciences Trust Series 0 - 219,978 shares (cost $3,005,149)	2,281,170
Health Sciences Trust Series 1 - 504,271 shares (cost $6,802,708)	5,219,205
High Yield Trust Series 0 - 274,351 shares (cost $2,248,170)	1,607,698
High Yield Trust Series 1 - 1,510,457 shares (cost $13,813,722)	8,896,592
Income & Value Trust Series 0 - 58,511 shares (cost $645,192)	418,351
Income & Value Trust Series 1 - 2,815,991 shares (cost $29,116,213)	20,134,333
Index Allocation Trust Series 0 - 32,502 shares (cost $353,280)	314,295
Index Allocation Trust Series 1 - 553 shares (cost $6,553)	5,346
International Core Trust Series 0 - 363,992 shares (cost $4,753,915)	2,948,335
International Core Trust Series 1 - 2,010,886 shares (cost $24,405,905)	16,328,396
International Equity Index Trust A Series 1 - 502,769 shares (cost $9,968,646)	6,003,063
International Equity Index Trust B Series 0 - 440,996 shares (cost $8,219,818)	4,921,514
International Opportunities Trust Series 0 - 228,551 shares (cost $3,421,081)	1,883,257
International Opportunities Trust Series 1 - 256,503 shares (cost $3,594,922)	2,113,584
International Small Cap Trust Series 0 - 248,483 shares (cost $4,281,095)	2,062,406
International Small Cap Trust Series 1 - 728,842 shares (cost $14,468,812)	6,078,539
International Value Trust Series 0 - 449,092 shares (cost $6,664,771)	4,046,318
International Value Trust Series 1 - 2,130,364 shares (cost $35,040,011)	19,301,098
Investment Quality Bond Trust Series 0 - 196,253 shares (cost $2,182,211)	2,029,254
Investment Quality Bond Trust Series 1 - 1,643,699 shares (cost $19,250,473)	17,028,718
Large Cap Trust Series 0 - 109,770 shares (cost $1,493,411)	935,239
Large Cap Trust Series 1 - 1,439,993 shares (cost $22,580,800)	12,311,939
Large Cap Value Trust Series 0 - 372,456 shares (cost $7,556,743)	5,233,006
Large Cap Value Trust Series 1 - 516,549 shares (cost $11,170,914)	7,257,508
Lifestyle Aggressive Trust Series 0 - 5,441,380 shares (cost $47,155,436)	29,546,692
Lifestyle Aggressive Trust Series 1 - 2,840,380 shares (cost $29,267,364)	15,423,262
Lifestyle Balanced Trust Series 0 - 7,780,276 shares (cost $95,729,898)	66,910,374
Lifestyle Balanced Trust Series 1 - 6,225,431 shares (cost $79,589,081)	53,476,454
Lifestyle Conservative Trust Series 0 - 573,499 shares (cost $6,976,371)	5,895,568
Lifestyle Conservative Trust Series 1 - 737,388 shares (cost $9,343,666)	7,565,598
Lifestyle Growth Trust Series 0 - 16,163,899 shares (cost $200,824,531)	129,311,195

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Assets and Contract Owners’ Equity

December 31, 2008

Assets
Investments at fair value:
Sub-accounts invested in John Hancock Trust portfolios:
Lifestyle Growth Trust Series 1 - 8,869,961 shares (cost $112,638,568)	$70,870,986
Lifestyle Moderate Trust Series 0 - 1,299,097 shares (cost $14,995,969)	11,899,730
Lifestyle Moderate Trust Series 1 - 1,073,288 shares (cost $13,550,828)	9,820,583
Managed Trust Series 0	—
Mid Cap Index Trust Series 0 - 301,059 shares (cost $5,127,099)	3,212,295
Mid Cap Index Trust Series 1 - 817,959 shares (cost $14,270,968)	8,727,626
Mid Cap Intersection Trust Series 0 - 19,940 shares (cost $175,158)	134,199
Mid Cap Intersection Trust Series 1	—
Mid Cap Stock Trust Series 0 - 491,953 shares (cost $6,968,446)	4,314,429
Mid Cap Stock Trust Series 1 - 2,066,750 shares (cost $31,046,467)	18,063,397
Mid Cap Value Trust Series 0 - 334,393 shares (cost $4,436,195)	2,437,725
Mid Cap Value Trust Series 1 - 1,358,956 shares (cost $20,389,664)	9,933,968
Mid Value Trust Series 0 - 217,580 shares (cost $2,192,993)	1,462,138
Money Market Trust B Series 0 - 75,728,956 shares (cost $75,728,956)	75,728,956
Money Market Trust Series 1 - 9,283,832 shares (cost $92,838,321)	92,838,321
Natural Resources Trust Series 0 - 389,625 shares (cost $9,529,135)	5,193,695
Natural Resources Trust Series 1 - 566,711 shares (cost $15,367,458)	7,610,932
Optimized All Cap Trust Series 0 - 400,921 shares (cost $5,478,191)	3,463,956
Optimized All Cap Trust Series 1 - 50,344 shares (cost $790,780)	433,461
Optimized Value Trust Series 0 - 12,263 shares (cost $142,939)	88,785
Optimized Value Trust Series 1 - 28,820 shares (cost $404,444)	208,655
Overseas Equity Trust Series 0 - 217,568 shares (cost $2,412,903)	1,612,177
Pacific Rim Trust Series 0 - 297,097 shares (cost $2,865,463)	1,791,495
Pacific Rim Trust Series 1 - 1,356,723 shares (cost $14,340,149)	8,126,772
Quantitative Mid Cap Trust Series 0	—
Quantitative Mid Cap Trust Series 1	—
Real Estate Securities Trust Series 0 - 516,450 shares (cost $6,516,476)	3,646,139
Real Estate Securities Trust Series 1 - 2,901,914 shares (cost $52,836,953)	20,603,590
Real Return Bond Trust Series 0 - 217,017 shares (cost $2,812,254)	2,506,551
Real Return Bond Trust Series 1 - 305,767 shares (cost $4,127,198)	3,565,244
Science & Technology Trust Series 0 - 134,163 shares (cost $1,759,870)	1,109,529
Science & Technology Trust Series 1 - 1,137,975 shares (cost $15,039,625)	9,388,296
Short-Term Bond Trust Series 0 - 85,173 shares (cost $751,997)	593,655
Small Cap Growth Trust Series 0 - 460,452 shares (cost $3,452,452)	2,845,595
Small Cap Growth Trust Series 1 - 134,940 shares (cost $823,570)	831,231
Small Cap Index Trust Series 0 - 243,610 shares (cost $3,374,331)	2,231,463
Small Cap Index Trust Series 1 - 621,265 shares (cost $8,907,640)	5,690,789
Small Cap Opportunities Trust Series 0 - 52,297 shares (cost $903,843)	585,730
Small Cap Opportunities Trust Series 1 - 392,489 shares (cost $8,597,149)	4,427,273
Small Cap Trust Series 0	—
Small Cap Trust Series 1	—
Small Cap Value Trust Series 0 - 243,922 shares (cost $3,868,128)	2,861,205
Small Cap Value Trust Series 1 - 287,161 shares (cost $3,537,446)	3,377,013
Small Company Trust Series 0 - 434 shares (cost $4,773)	2,779
Small Company Trust Series 1 - 78,224 shares (cost $1,039,775)	499,852

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Assets and Contract Owners’ Equity

December 31, 2008

Assets
Investments at fair value:
Sub-accounts invested in John Hancock Trust portfolios:
Small Company Value Trust Series 0 - 320,313 shares (cost $5,896,844)	$4,144,846
Small Company Value Trust Series 1 - 1,105,411 shares (cost $22,021,199)	14,337,181
Strategic Bond Trust Series 0 - 158,032 shares (cost $1,663,289)	1,325,891
Strategic Bond Trust Series 1 - 991,727 shares (cost $11,190,463)	8,350,339
Strategic Income Trust Series 0 - 172,870 shares (cost $2,227,538)	1,932,692
Strategic Income Trust Series 1 - 119,585 shares (cost $1,588,614)	1,339,349
Total Bond Market Trust B Series 0 - 376,775 shares (cost $3,765,412)	3,718,773
Total Return Trust Series 0 - 765,587 shares (cost $10,524,486)	10,281,839
Total Return Trust Series 1 - 1,791,044 shares (cost $24,720,159)	24,125,362
Total Stock Market Index Trust Series 0 - 184,367 shares (cost $2,205,239)	1,469,405
Total Stock Market Index Trust Series 1 - 608,428 shares (cost $6,780,478)	4,849,169
U.S. Core Trust Series 0	—
U.S. Core Trust Series 1	—
U.S. Global Leaders Growth Trust Series 0	—
U.S. Global Leaders Growth Trust Series 1	—
U.S. Government Securities Trust Series 0 - 252,404 shares (cost $3,134,839)	3,059,141
U.S. Government Securities Trust Series 1 - 956,697 shares (cost $12,600,183)	11,643,008
U.S. High Yield Bond Trust Series 0 - 100,934 shares (cost $1,135,140)	928,594
U.S. High Yield Bond Trust Series 1 - 110,928 shares (cost $1,250,881)	1,019,425
U.S. Large Cap Trust Series 0 - 186,038 shares (cost $2,591,669)	1,754,338
U.S. Large Cap Trust Series 1 - 2,724,442 shares (cost $35,902,634)	25,745,973
Utilities Trust Series 0 - 290,668 shares (cost $3,629,039)	2,371,852
Utilities Trust Series 1 - 464,810 shares (cost $4,813,741)	3,792,853
Value Trust Series 0 - 152,642 shares (cost $2,465,265)	1,500,468
Value Trust Series 1 - 1,190,272 shares (cost $22,661,761)	11,712,280

Sub-accounts invested in Outside Trust portfolios:
All Asset Portfolio Series 0 - 176,260 shares (cost $1,917,939)	$1,626,878
All Asset Portfolio Series 1 - 153,189 shares (cost $1,683,177)	1,413,930
Brandes International Equity Trust - 86,130 shares (cost $1,285,805)	813,066
Business Opportunity Value Trust - 93,873 shares (cost $998,361)	721,884
CSI Equity Trust - 201,995 shares (cost $3,013,077)	2,129,023
Frontier Capital Appreciation Trust - 34,057 shares (cost $765,847)	469,300
Turner Core Growth Trust - 61,155 shares (cost $936,995)	593,204

Total assets	$1,368,698,274

Contract Owners’ Equity
Variable universal life insurance contracts	$1,368,698,274

See accompanying notes.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

	Sub-Account
	500 Index Trust B Series 0		500 Index Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$1,298,309	$1,793,239	$236,934	$962,338

Net investment income (loss)	1,298,309	1,793,239	236,934	962,338

Realized gains (losses) on investments:
Capital gain distributions	353,891	—	—	—
Net realized gains (losses)	(429,550)	1,768,898	664,050	2,202,852

Realized gains (losses)	(75,659)	1,768,898	664,050	2,202,852
Unrealized appreciation (depreciation) during the period	(26,772,535)	(851,884)	(15,482,268)	(1,138,283)

Net increase (decrease) in assets from operations	(25,549,885)	2,710,253	(14,581,284)	2,026,907

Changes from principal transactions:
Transfer of net premiums	7,077,119	4,424,020	2,562,856	4,198,278
Transfer on terminations	(6,745,672)	(7,311,555)	(3,902,242)	(5,302,375)
Transfer on policy loans	(41,492)	(198,858)	(144,480)	(56,190)
Net interfund transfers	5,766,554	10,810,069	(1,435,175)	(1,480,772)

Net increase (decrease) in assets from principal transactions	6,056,509	7,723,676	(2,919,041)	(2,641,059)

Total increase (decrease) in assets	(19,493,376)	10,433,929	(17,500,325)	(614,152)

Assets, beginning of period	65,187,967	54,754,038	41,542,238	42,156,390

Assets, end of period	$45,694,591	$65,187,967	$24,041,913	$41,542,238

See accompanying notes.

Sub-Account
Active Bond Trust Series 0		Active Bond Trust Series 1		All Asset Portfolio Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$85,858	$47,954	$524,146	$961,470	$83,593	$6,663

85,858	47,954	524,146	961,470	83,593	6,663

—	—	—	—	4,679	—
(35,816)	(79)	(154,456)	14,618	(35,344)	336

(35,816)	(79)	(154,456)	14,618	(30,665)	336
(209,510)	(28,612)	(1,426,280)	(551,769)	(289,772)	(1,379)

(159,468)	19,263	(1,056,590)	424,319	(236,844)	5,620

336,514	155,491	481,953	625,709	396,979	27,918
(181,110)	(46,514)	(1,366,501)	(883,288)	(87,692)	(10,577)
(12,015)	(36)	(21,780)	(4,838)	—	—
747,228	516,960	(600,640)	(296,985)	1,442,804	58,177

890,617	625,901	(1,506,968)	(559,402)	1,752,091	75,518

731,149	645,164	(2,563,558)	(135,083)	1,515,247	81,138

824,734	179,570	10,855,803	10,990,886	111,631	30,493

$1,555,883	$824,734	$8,292,245	$10,855,803	$1,626,878	$111,631

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	All Asset Portfolio Series 1		All Cap Core Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$108,745	$91,599	$9,508	$4,224

Net investment income (loss)	108,745	91,599	9,508	4,224

Realized gains (losses) on investments:
Capital gain distributions	8,681	—	—	—
Net realized gains (losses)	(505,546)	1,262	(27,745)	4,902

Realized gains (losses)	(496,865)	1,262	(27,745)	4,902
Unrealized appreciation (depreciation) during the period	(254,599)	2,904	(179,503)	(8,955)

Net increase (decrease) in assets from operations	(642,719)	95,765	(197,740)	171

Changes from principal transactions:
Transfer of net premiums	274,566	118,484	159,648	93,900
Transfer on terminations	(203,883)	(76,909)	(73,602)	(48,086)
Transfer on policy loans	—	—	(2,346)	—
Net interfund transfers	626,093	(7,930)	158,899	157,240

Net increase (decrease) in assets from principal transactions	696,776	33,645	242,599	203,054

Total increase (decrease) in assets	54,057	129,410	44,859	203,225

Assets, beginning of period	1,359,873	1,230,463	357,657	154,432

Assets, end of period	$1,413,930	$1,359,873	$402,516	$357,657

See accompanying notes.

Sub-Account
All Cap Core Trust Series 1		All Cap Growth Trust Series 0		All Cap Growth Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$178,661	$211,478	$1,786	$438	$33,723	$7,519

178,661	211,478	1,786	438	33,723	7,519

—	—	—	—	—	—
589,407	1,372,992	(32,839)	24,153	475,220	782,199

589,407	1,372,992	(32,839)	24,153	475,220	782,199
(5,864,051)	(1,140,526)	(168,886)	9,209	(6,553,936)	1,076,691

(5,095,983)	443,944	(199,939)	33,800	(6,044,993)	1,866,409

709,836	960,553	111,469	77,812	808,234	1,006,496
(1,520,755)	(2,207,032)	(46,554)	(21,010)	(2,806,364)	(1,697,564)
7,586	(10,782)	(11)	(958)	(95,132)	(180,840)
(578,526)	(911,853)	156,597	41,039	(431,759)	(1,377,956)

(1,381,859)	(2,169,114)	221,501	96,883	(2,525,021)	(2,249,864)

(6,477,842)	(1,725,170)	21,562	130,683	(8,570,014)	(383,455)

13,771,188	15,496,358	320,583	189,900	16,066,423	16,449,878

$7,293,346	$13,771,188	$342,145	$320,583	$7,496,409	$16,066,423

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	All Cap Value Trust Series 0		All Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$10,519	$10,688	$28,700	$62,471

Net investment income (loss)	10,519	10,688	28,700	62,471

Realized gains (losses) on investments:
Capital gain distributions	20,892	287,737	79,336	1,464,985
Net realized gains (losses)	(231,634)	7,078	(311,700)	15,235

Realized gains (losses)	(210,742)	294,815	(232,364)	1,480,220
Unrealized appreciation (depreciation) during the period	(137,514)	(287,442)	(820,371)	(1,257,041)

Net increase (decrease) in assets from operations	(337,737)	18,061	(1,024,035)	285,650

Changes from principal transactions:
Transfer of net premiums	241,559	255,118	178,472	270,749
Transfer on terminations	(171,563)	(118,714)	(242,944)	(292,219)
Transfer on policy loans	(20)	(7)	(19,305)	(8,743)
Net interfund transfers	580,296	434,401	415,114	(255,886)

Net increase (decrease) in assets from principal transactions	650,272	570,798	331,337	(286,099)

Total increase (decrease) in assets	312,535	588,859	(692,698)	(449)

Assets, beginning of period	759,424	170,565	3,511,406	3,511,855

Assets, end of period	$1,071,959	$759,424	$2,818,708	$3,511,406

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

Sub-Account
American Asset Allocation Trust Series 1	American Blue Chip Income and Growth Trust Series 1		American Bond Trust Series 1
Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$51,968	$341,519	$201,392	$444,417	$123,107

51,968	341,519	201,392	444,417	123,107

—	84,709	1,438,527	122	949
(87,796)	(406,576)	200,112	(68,563)	70,021

(87,796)	(321,867)	1,638,639	(68,441)	70,970
(250,903)	(3,386,392)	(1,750,554)	(847,955)	(96,562)

(286,731)	(3,366,740)	89,477	(471,979)	97,515

145,173	862,591	717,910	604,113	460,056
(33,820)	(614,284)	(826,655)	(382,198)	(181,122)
1,737	(24,822)	(70,612)	(635)	(16,042)
2,062,259	1,346,775	1,614,513	1,019,409	2,457,938

2,175,349	1,570,260	1,435,156	1,240,689	2,720,830

1,888,618	(1,796,480)	1,524,633	768,710	2,818,345

—	8,273,820	6,749,187	3,942,230	1,123,885

$1,888,618	$6,477,340	$8,273,820	$4,710,940	$3,942,230

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	American Growth Trust Series 1		American Growth-Income Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$947,153	$485,037	$383,402	$437,534

Net investment income (loss)	947,153	485,037	383,402	437,534

Realized gains (losses) on investments:
Capital gain distributions	478,682	4,396,109	292,900	767,689
Net realized gains (losses)	401,709	1,907,506	(674,691)	323,544

Realized gains (losses)	880,391	6,303,615	(381,791)	1,091,233
Unrealized appreciation (depreciation) during the period	(27,138,280)	(2,651,719)	(7,854,382)	(1,012,239)

Net increase (decrease) in assets from operations	(25,310,736)	4,136,933	(7,852,771)	516,528

Changes from principal transactions:
Transfer of net premiums	5,519,954	4,469,392	2,867,750	1,964,843
Transfer on terminations	(3,922,909)	(3,484,887)	(1,669,596)	(1,249,156)
Transfer on policy loans	(184,608)	(163,756)	(42,713)	(67,616)
Net interfund transfers	11,085,655	8,533,674	1,407,589	4,464,728

Net increase (decrease) in assets from principal transactions	12,498,092	9,354,423	2,563,030	5,112,799

Total increase (decrease) in assets	(12,812,644)	13,491,356	(5,289,741)	5,629,327

Assets, beginning of period	46,630,648	33,139,292	18,035,767	12,406,440

Assets, end of period	$33,818,004	$46,630,648	$12,746,026	$18,035,767

See accompanying notes.

Sub-Account
American International Trust Series 1		Blue Chip Growth Trust Series 0		Blue Chip Growth Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$1,210,953	$685,146	$15,823	$12,018	$106,651	$294,864

1,210,953	685,146	15,823	12,018	106,651	294,864

581,568	2,652,993	57,513	—	574,909	—
433,301	1,993,458	(246,274)	67,415	800,914	1,205,255

1,014,869	4,646,451	(188,761)	67,415	1,375,823	1,205,255
(18,227,338)	(342,069)	(2,003,765)	83,918	(19,194,224)	3,408,325

(16,001,516)	4,989,528	(2,176,703)	163,351	(17,711,750)	4,908,444

3,487,782	4,181,384	1,100,402	376,042	2,396,764	3,246,084
(3,463,246)	(2,653,550)	(436,314)	(111,818)	(3,962,406)	(3,842,220)
(152,318)	(164,755)	(20,304)	(154)	(104,686)	(58,731)
2,655,640	6,151,446	2,236,089	1,921,554	(224,919)	265,650

2,527,858	7,514,525	2,879,873	2,185,624	(1,895,247)	(389,217)

(13,473,658)	12,504,053	703,170	2,348,975	(19,606,997)	4,519,227

35,473,301	22,969,248	2,816,663	467,688	42,725,551	38,206,324

$21,999,643	$35,473,301	$3,519,833	$2,816,663	$23,118,554	$42,725,551

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Brandes International Equity Trust		Business Opportunity Value Trust
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$38,014	$11,372	$285	$2,270

Net investment income (loss)	38,014	11,372	285	2,270

Realized gains (losses) on investments:
Capital gain distributions	89,445	69,505	19,554	24,291
Net realized gains (losses)	(192,677)	2,817	(71,570)	2,978

Realized gains (losses)	(103,232)	72,322	(52,016)	27,269
Unrealized appreciation (depreciation) during the period	(391,621)	(81,202)	(245,963)	(30,941)

Net increase (decrease) in assets from operations	(456,839)	2,492	(297,694)	(1,402)

Changes from principal transactions:
Transfer of net premiums	216,906	97,771	197,308	88,526
Transfer on terminations	(98,410)	(37,878)	(83,500)	(28,141)
Transfer on policy loans	246	(6)	—	—
Net interfund transfers	(203,515)	1,277,213	158,467	666,478

Net increase (decrease) in assets from principal transactions	(84,773)	1,337,100	272,275	726,863

Total increase (decrease) in assets	(541,612)	1,339,592	(25,419)	725,461

Assets, beginning of period	1,354,678	15,086	747,303	21,842

Assets, end of period	$813,066	$1,354,678	$721,884	$747,303

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

Sub-Account
Capital Appreciation Trust Series 0		Capital Appreciation Trust Series 1		Capital Appreciation Value Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (n)

$10,356	$3,877	$83,269	$65,697	$1,846

10,356	3,877	83,269	65,697	1,846

—	3,114	—	93,491	—
(39,445)	26,677	(174,999)	4,371	(19,552)

(39,445)	29,791	(174,999)	97,862	(19,552)
(614,383)	62,651	(7,984,392)	2,274,454	(23,563)

(643,472)	96,319	(8,076,122)	2,438,013	(41,269)

351,746	407,193	1,469,953	1,699,841	8,457
(235,185)	(101,502)	(2,715,858)	(1,892,884)	(3,915)
(4,739)	(1,368)	(85,624)	(111,092)	1,742
885,025	237,088	(524,428)	(975,588)	416,117

996,847	541,411	(1,855,957)	(1,279,723)	422,401

353,375	637,730	(9,932,079)	1,158,290	381,132

1,187,598	549,868	22,931,837	21,773,547	—

$1,540,973	$1,187,598	$12,999,758	$22,931,837	$381,132

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Capital Appreciation Value Trust Series 1	Classic Value Trust Series 0
	Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$160	$40,348	$31,581

Net investment income (loss)	160	40,348	31,581

Realized gains (losses) on investments:
Capital gain distributions	—	19,453	173,659
Net realized gains (losses)	(40)	(278,272)	5,062

Realized gains (losses)	(40)	(258,819)	178,721
Unrealized appreciation (depreciation) during the period	(1,568)	(659,924)	(456,592)

Net increase (decrease) in assets from operations	(1,448)	(878,395)	(246,290)

Changes from principal transactions:
Transfer of net premiums	290	333,404	309,235
Transfer on terminations	(392)	(119,936)	(85,151)
Transfer on policy loans	—	(33,571)	(270)
Net interfund transfers	22,227	496,240	1,224,528

Net increase (decrease) in assets from principal transactions	22,125	676,137	1,448,342

Total increase (decrease) in assets	20,677	(202,258)	1,202,052

Assets, beginning of period	—	1,664,561	462,509

Assets, end of period	$20,677	$1,462,303	$1,664,561

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

Sub-Account
Classic Value Trust Series 1		Core Allocation Plus Trust Series 0	Core Allocation Plus Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08 (n)

$41,363	$171,983	$138	$131

41,363	171,983	138	131

35,638	1,141,257	—	—
(2,092,736)	49,942	(4,559)	(145)

(2,057,098)	1,191,199	(4,559)	(145)
372,286	(2,704,536)	1,921	(6,002)

(1,643,449)	(1,341,354)	(2,500)	(6,016)

301,680	602,005	329	170
(155,125)	(364,750)	(701)	(463)
(11,289)	—	—	—
(6,231,591)	(76,629)	170,403	24,298

(6,096,325)	160,626	170,031	24,005

(7,739,774)	(1,180,728)	167,531	17,989

9,243,380	10,424,108	—	—

$1,503,606	$9,243,380	$167,531	$17,989

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Core Bond Trust Series 0		Core Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$23,310	$4,075	$40,944	$8,371

Net investment income (loss)	23,310	4,075	40,944	8,371

Realized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Net realized gains (losses)	(1,126)	169	(614)	1,460

Realized gains (losses)	(1,126)	169	(614)	1,460
Unrealized appreciation (depreciation) during the period	(7,216)	(936)	(2,701)	(1,814)

Net increase (decrease) in assets from operations	14,968	3,308	37,629	8,017

Changes from principal transactions:
Transfer of net premiums	91,354	25,717	17,887	25,713
Transfer on terminations	(24,917)	(5,996)	(15,200)	(5,560)
Transfer on policy loans	—	—	(10,807)	—
Net interfund transfers	384,837	33,686	851,287	(11,555)

Net increase (decrease) in assets from principal transactions	451,274	53,407	843,167	8,598

Total increase (decrease) in assets	466,242	56,715	880,796	16,615

Assets, beginning of period	73,690	16,975	103,082	86,467

Assets, end of period	$539,932	$73,690	$983,878	$103,082

See accompanying notes.

Sub-Account
Core Equity Trust Series 0		Core Equity Trust Series 1		CSI Equity Trust
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$110,769	$122	$161,805	—	$28,751	$15,766

110,769	122	161,805	—	28,751	15,766

8,298	17,534	32,653	101,790	2,408	152,508
(130,302)	2,928	(103,085)	10,487	(4,798)	7,858

(122,004)	20,462	(70,432)	112,277	(2,390)	160,366
(373,237)	(50,153)	(925,411)	(222,980)	(811,330)	(106,763)

(384,472)	(29,569)	(834,038)	(110,703)	(784,969)	69,369

138,637	150,840	167,292	257,348	1,080,467	537,602
(99,556)	(26,277)	(69,830)	(98,065)	(116,268)	(74,849)
(3,397)	—	(10,564)	(30)	—	—
526,478	199,663	48,611	214,364	222,091	759,062

562,162	324,226	135,509	373,617	1,186,290	1,221,815

177,690	294,657	(698,529)	262,914	401,321	1,291,184

380,474	85,817	1,512,250	1,249,336	1,727,702	436,518

$558,164	$380,474	$813,721	$1,512,250	$2,129,023	$1,727,702

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Disciplined Diversification Trust Series 0	Disciplined Diversification Trust Series 1
	Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08 (n)
Income:
Dividend income distribution	$21,084	$66

Net investment income (loss)	21,084	66

Realized gains (losses) on investments:
Capital gain distributions	1,059	3
Net realized gains (losses)	(102,725)	(22)

Realized gains (losses)	(101,666)	(19)
Unrealized appreciation (depreciation) during the period	45,811	(1,245)

Net increase (decrease) in assets from operations	(34,771)	(1,198)

Changes from principal transactions:
Transfer of net premiums	66,570	170
Transfer on terminations	(15,715)	(93)
Transfer on policy loans	—	—
Net interfund transfers	1,744,968	6,453

Net increase (decrease) in assets from principal transactions	1,795,823	6,530

Total increase (decrease) in assets	1,761,052	5,332

Assets, beginning of period	—	—

Assets, end of period	$1,761,052	$5,332

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.
(ad)	Terminated as an investment option and funds transferred to Mid Cap Stock Trust on April 28, 2008.
(p)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.

See accompanying notes.

Sub-Account
Dynamic Growth Trust Series 0		Dynamic Growth Trust Series 1		Emerging Growth Trust Series 0
Year Ended Dec. 31/08 (ad)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (ad)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (p)	Year Ended Dec. 31/07

—	—	—	—	$3,024	$802

—	—	—	—	3,024	802

—	—	—	—	6,720	95,928
(22,599)	7,219	561,941	377,200	(622,693)	(8,063)

(22,599)	7,219	561,941	377,200	(615,973)	87,865
688	(3,450)	(1,161,123)	163,101	84,808	(86,407)

(21,911)	3,769	(599,182)	540,301	(528,141)	2,260

48,928	45,392	113,963	363,282	230,106	126,310
(17,702)	(21,588)	(171,136)	(451,172)	(74,159)	(27,561)
(4,852)	—	(16,151)	(4,782)	(4,833)	(2,960)
(241,639)	152,405	(5,522,701)	254,107	(159,147)	286,070

(215,265)	176,209	(5,596,025)	161,435	(8,033)	381,859

(237,176)	179,978	(6,195,207)	701,736	(536,174)	384,119

237,176	57,198	6,195,207	5,493,471	536,174	152,055

—	$237,176	—	$6,195,207	—	$536,174

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Emerging Growth Trust Series 1		Emerging Markets Value Trust Series 0
	Year Ended Dec. 31/08 (p)	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (h)
Income:
Dividend income distribution	$3,098	$1,166	$18,587	$2,063

Net investment income (loss)	3,098	1,166	18,587	2,063

Realized gains (losses) on investments:
Capital gain distributions	7,054	337,588	1,284	6,748
Net realized gains (losses)	(613,413)	(282,845)	(48,808)	4,689

Realized gains (losses)	(606,359)	54,743	(47,524)	11,437
Unrealized appreciation (depreciation) during the period	133,129	(16,590)	(433,777)	(2,634)

Net increase (decrease) in assets from operations	(470,132)	39,319	(462,714)	10,866

Changes from principal transactions:
Transfer of net premiums	104,728	114,584	223,262	44,669
Transfer on terminations	(146,569)	(115,404)	(69,796)	(1,608)
Transfer on policy loans	979	(22,637)	(14,501)	—
Net interfund transfers	(503,464)	(289,227)	417,547	359,974

Net increase (decrease) in assets from principal transactions	(544,326)	(312,684)	556,512	403,035

Total increase (decrease) in assets	(1,014,458)	(273,365)	93,798	413,901

Assets, beginning of period	1,014,458	1,287,823	413,901	—

Assets, end of period	—	$1,014,458	$507,699	$413,901

(p)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.
(h)	Reflects the period from commencement of operations on April 30, 2007 through December 31, 2007.

See accompanying notes.

Sub-Account
Emerging Markets Value Trust Series 1		Emerging Small Company Trust Series 0		Emerging Small Company Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07 (h)	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$59,678	$9,221	—	—	—	—

59,678	9,221	—	—	—	—

1,884	31,309	611	131,063	20,057	11,789,406
(210,857)	139,949	(73,778)	(3,833)	(4,665,443)	1,130,848

(208,973)	171,258	(73,167)	127,230	(4,645,386)	12,920,254
(1,186,265)	(47,002)	(611,768)	(118,000)	(14,682,499)	(8,900,908)

(1,335,560)	133,477	(684,935)	9,230	(19,327,885)	4,019,346

226,619	94,786	256,943	201,446	2,165,788	2,846,231
(106,276)	(10,263)	(82,000)	(43,540)	(5,393,113)	(6,676,606)
(9,383)	—	(5,176)	(4,134)	(189,548)	(292,213)
2,952,009	841,804	431,555	690,642	(1,331,455)	(1,913,505)

3,062,969	926,327	601,322	844,414	(4,748,328)	(6,036,093)

1,727,409	1,059,804	(83,613)	853,644	(24,076,213)	(2,016,747)

1,059,804	—	1,178,859	325,215	47,910,351	49,927,098

$2,787,213	$1,059,804	$1,095,246	$1,178,859	$23,834,138	$47,910,351

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Equity-Income Trust Series 0		Equity-Income Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$196,034	$125,665	$1,113,322	$1,722,512

Net investment income (loss)	196,034	125,665	1,113,322	1,722,512

Realized gains (losses) on investments:
Capital gain distributions	152,584	496,991	1,245,979	6,731,413
Net realized gains (losses)	(353,066)	82,371	70,680	1,314,356

Realized gains (losses)	(200,482)	579,362	1,316,659	8,045,769
Unrealized appreciation (depreciation) during the period	(2,785,029)	(725,092)	(21,830,957)	(7,808,973)

Net increase (decrease) in assets from operations	(2,789,477)	(20,065)	(19,400,976)	1,959,308

Changes from principal transactions:
Transfer of net premiums	1,528,075	1,076,356	2,597,704	2,948,264
Transfer on terminations	(606,004)	(308,899)	(5,844,611)	(5,812,838)
Transfer on policy loans	(16,286)	(11,141)	(1,242,603)	(161,717)
Net interfund transfers	2,093,707	3,731,310	(742,769)	51,641

Net increase (decrease) in assets from principal transactions	2,999,492	4,487,626	(5,232,279)	(2,974,650)

Total increase (decrease) in assets	210,015	4,467,561	(24,633,255)	(1,015,342)

Assets, beginning of period	5,764,993	1,297,432	57,992,370	59,007,712

Assets, end of period	$5,975,008	$5,764,993	$33,359,115	$57,992,370

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

Sub-Account
Financial Services Trust Series 0		Financial Services Trust Series 1		Franklin Templeton Founding Allocation Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (n)

$15,973	$9,065	$27,901	$43,022	$28,134

15,973	9,065	27,901	43,022	28,134

49,865	116,733	150,024	491,645	—
(248,027)	20,061	(679,396)	410,599	(49,106)

(198,162)	136,794	(529,372)	902,244	(49,106)
(579,492)	(201,896)	(938,673)	(1,239,534)	(87,491)

(761,681)	(56,037)	(1,440,144)	(294,268)	(108,463)

431,819	275,165	225,444	371,582	61,995
(103,275)	(42,777)	(265,474)	(593,269)	(64,302)
(13,687)	(4,972)	(21,786)	(12,090)	249
1,014,875	342,566	361,663	(1,236,835)	930,578

1,329,732	569,982	299,847	(1,470,612)	928,520

568,051	513,945	(1,140,297)	(1,764,880)	820,057

800,870	286,925	3,188,630	4,953,510	—

$1,368,921	$800,870	$2,048,333	$3,188,630	$820,057

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Franklin Templeton Founding Allocation Trust Series 1	Frontier Capital Appreciation Trust
	Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$4,848	—	—

Net investment income (loss)	4,848	—	—

Realized gains (losses) on investments:
Capital gain distributions	—	19,255	29,760
Net realized gains (losses)	(407)	(46,524)	2,511

Realized gains (losses)	(407)	(27,269)	32,271
Unrealized appreciation (depreciation) during the period	(25,337)	(279,862)	(16,153)

Net increase (decrease) in assets from operations	(20,896)	(307,131)	16,118

Changes from principal transactions:
Transfer of net premiums	—	142,939	67,390
Transfer on terminations	(1,328)	(40,609)	(18,582)
Transfer on policy loans	—	—	—
Net interfund transfers	158,336	152,803	446,250

Net increase (decrease) in assets from principal transactions	157,008	255,133	495,058

Total increase (decrease) in assets	136,112	(51,998)	511,176

Assets, beginning of period	—	521,298	10,122

Assets, end of period	$136,112	$469,300	$521,298

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

Sub-Account
Fundamental Value Trust Series 0		Fundamental Value Trust Series 1		Global Allocation Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$49,383	$40,272	$320,033	$254,539	$129,899	$84,803

49,383	40,272	320,033	254,539	129,899	84,803

36,226	85,541	154,114	640,185	3,422	114,686
(71,797)	42,158	(146,067)	370,072	(110,156)	(215)

(35,571)	127,699	8,047	1,010,257	(106,734)	114,471
(1,944,981)	(122,515)	(7,445,379)	(642,351)	(785,358)	(161,836)

(1,931,169)	45,456	(7,117,299)	622,445	(762,193)	37,438

1,106,707	482,052	1,096,754	1,172,295	432,425	98,196
(473,638)	(190,360)	(1,493,591)	(1,160,032)	(192,946)	(65,442)
(1,927)	—	(93,683)	(54,292)	(1,973)	—
2,610,923	1,069,449	21,426,149	(41,098)	778,636	1,397,460

3,242,065	1,361,141	20,935,629	(83,127)	1,016,142	1,430,214

1,310,896	1,406,597	13,818,330	539,318	253,949	1,467,652

2,869,319	1,462,722	15,533,588	14,994,270	1,589,323	121,671

$4,180,215	$2,869,319	$29,351,918	$15,533,588	$1,843,272	$1,589,323

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Global Allocation Trust Series 1		Global Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$120,181	$386,461	$18,868	$116,183

Net investment income (loss)	120,181	386,461	18,868	116,183

Realized gains (losses) on investments:
Capital gain distributions	10,850	602,201	—	—
Net realized gains (losses)	(378,621)	50,951	(35,466)	4,957

Realized gains (losses)	(367,771)	653,152	(35,466)	4,957
Unrealized appreciation (depreciation) during the period	(946,189)	(775,095)	(330,269)	44,019

Net increase (decrease) in assets from operations	(1,193,779)	264,518	(346,867)	165,159

Changes from principal transactions:
Transfer of net premiums	152,223	476,837	1,031,040	429,114
Transfer on terminations	(218,692)	(166,213)	(429,966)	(107,028)
Transfer on policy loans	18,344	(2,723)	(51,878)	(2,788)
Net interfund transfers	(3,107,210)	198,650	2,798,470	1,431,758

Net increase (decrease) in assets from principal transactions	(3,155,335)	506,551	3,347,666	1,751,056

Total increase (decrease) in assets	(4,349,114)	771,069	3,000,799	1,916,215

Assets, beginning of period	6,011,840	5,240,771	2,264,010	347,795

Assets, end of period	$1,662,726	$6,011,840	$5,264,809	$2,264,010

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

Sub-Account
Global Bond Trust Series 1		Global Real Estate Trust Series 0	Global Real Estate Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08 (n)

$59,920	$534,781	$9,033	$2,644

59,920	534,781	9,033	2,644

—	—	—	—
73,319	1,834	(9,771)	(467)

73,319	1,834	(9,771)	(467)
(638,113)	114,085	(41,249)	(15,577)

(504,874)	650,700	(41,987)	(13,400)

561,032	554,666	16,459	1,314
(1,317,988)	(658,757)	(31,746)	(2,387)
(67,011)	(55,974)	—	—
418,256	1,898,375	215,375	58,999

(405,711)	1,738,310	200,088	57,926

(910,585)	2,389,010	158,101	44,526

8,456,390	6,067,380	—	—

$7,545,805	$8,456,390	$158,101	$44,526

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Global Trust Series 0		Global Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$39,002	$18,387	$216,578	$353,471

Net investment income (loss)	39,002	18,387	216,578	353,471

Realized gains (losses) on investments:
Capital gain distributions	—	90,659	—	835,309
Net realized gains (losses)	(245,439)	8,145	384,100	829,026

Realized gains (losses)	(245,439)	98,804	384,100	1,664,335
Unrealized appreciation (depreciation) during the period	(541,794)	(166,756)	(6,134,845)	(1,813,863)

Net increase (decrease) in assets from operations	(748,231)	(49,565)	(5,534,167)	203,943

Changes from principal transactions:
Transfer of net premiums	330,601	596,606	560,773	678,780
Transfer on terminations	(374,738)	(54,472)	(1,552,673)	(1,246,315)
Transfer on policy loans	(19,675)	(3,452)	12,952	(33,196)
Net interfund transfers	479,886	1,022,249	(447,063)	(309,074)

Net increase (decrease) in assets from principal transactions	416,074	1,560,931	(1,426,011)	(909,805)

Total increase (decrease) in assets	(332,157)	1,511,366	(6,960,178)	(705,862)

Assets, beginning of period	1,744,368	233,002	14,819,721	15,525,583

Assets, end of period	$1,412,211	$1,744,368	$7,859,543	$14,819,721

(ac)	Terminated as an investment option and funds transferred to Optimized All Cap Trust on April 28, 2008.

See accompanying notes.

Sub-Account
Growth & Income Trust Series 0		Health Sciences Trust Series 0		Health Sciences Trust Series 1
Year Ended Dec. 31/08 (ac)	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$21,580	$48,976	—	—	—	—

21,580	48,976	—	—	—	—

—	256,191	39,537	225,244	157,496	1,322,229
(592,498)	36,947	(184,152)	24,747	(2,474,000)	132,164

(592,498)	293,138	(144,615)	249,991	(2,316,504)	1,454,393
268,022	(320,619)	(674,834)	(84,314)	(1,160,922)	(515,362)

(302,896)	21,495	(819,449)	165,677	(3,477,426)	939,031

276,110	645,075	541,050	354,521	377,006	419,570
(172,423)	(259,612)	(226,927)	(91,115)	(533,465)	(597,024)
(24,468)	(21,897)	(19,371)	(7,188)	(70,263)	(12,045)
(3,492,607)	2,215,045	1,134,739	610,946	771,120	1,558,253

(3,413,388)	2,578,611	1,429,491	867,164	544,398	1,368,754

(3,716,284)	2,600,106	610,042	1,032,841	(2,933,028)	2,307,785

3,716,284	1,116,178	1,671,128	638,287	8,152,233	5,844,448

—	$3,716,284	$2,281,170	$1,671,128	$5,219,205	$8,152,233

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	High Yield Trust Series 0		High Yield Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$155,490	$89,864	$1,059,726	$1,679,840

Net investment income (loss)	155,490	89,864	1,059,726	1,679,840

Realized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Net realized gains (losses)	(94,189)	(2,570)	(381,598)	152,766

Realized gains (losses)	(94,189)	(2,570)	(381,598)	152,766
Unrealized appreciation (depreciation) during the period	(561,284)	(89,231)	(4,008,067)	(1,605,107)

Net increase (decrease) in assets from operations	(499,983)	(1,937)	(3,329,939)	227,499

Changes from principal transactions:
Transfer of net premiums	404,942	249,019	811,508	884,871
Transfer on terminations	(187,642)	(73,447)	(1,190,606)	(1,383,069)
Transfer on policy loans	(2,427)	(1,998)	(6,752)	(8,461)
Net interfund transfers	931,745	567,918	558,125	(3,647,767)

Net increase (decrease) in assets from principal transactions	1,146,618	741,492	172,275	(4,154,426)

Total increase (decrease) in assets	646,635	739,555	(3,157,664)	(3,926,927)

Assets, beginning of period	961,063	221,508	12,054,256	15,981,183

Assets, end of period	$1,607,698	$961,063	$8,896,592	$12,054,256

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

Sub-Account
Income & Value Trust Series 0		Income & Value Trust Series 1		Index Allocation Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (n)

$17,303	$12,155	$819,927	$1,372,479	$5,078

17,303	12,155	819,927	1,372,479	5,078

11,791	37,951	580,343	2,359,520	—
(71,563)	621	(332,592)	836,265	(4,425)

(59,772)	38,572	247,751	3,195,785	(4,425)
(162,794)	(64,835)	(10,164,301)	(4,095,384)	(38,985)

(205,263)	(14,108)	(9,096,623)	472,880	(38,332)

137,159	75,501	1,931,791	2,427,444	85,766
(56,028)	(26,250)	(3,444,309)	(4,743,428)	(8,044)
(481)	—	(103,019)	(261,625)	—
(6,353)	481,462	(1,122,428)	(1,670,229)	274,905

74,297	530,713	(2,737,965)	(4,247,838)	352,627

(130,966)	516,605	(11,834,588)	(3,774,958)	314,295

549,317	32,712	31,968,921	35,743,879	—

$418,351	$549,317	$20,134,333	$31,968,921	$314,295

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Index Allocation Trust Series 1	International Core Trust Series 0
	Year Ended Dec. 31/08 (n)	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$88	$205,715	$48,270

Net investment income (loss)	88	205,715	48,270

Realized gains (losses) on investments:
Capital gain distributions	—	40,561	286,706
Net realized gains (losses)	(28)	(147,541)	42,731

Realized gains (losses)	(28)	(106,980)	329,437
Unrealized appreciation (depreciation) during the period	(1,207)	(1,618,174)	(229,966)

Net increase (decrease) in assets from operations	(1,147)	(1,519,439)	147,741

Changes from principal transactions:
Transfer of net premiums	170	1,158,153	408,238
Transfer on terminations	(93)	(338,063)	(140,348)
Transfer on policy loans	—	(11,499)	(5,530)
Net interfund transfers	6,416	923,698	1,665,772

Net increase (decrease) in assets from principal transactions	6,493	1,732,289	1,928,132

Total increase (decrease) in assets	5,346	212,850	2,075,873

Assets, beginning of period	—	2,735,485	659,612

Assets, end of period	$5,346	$2,948,335	$2,735,485

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

See accompanying notes.

Sub-Account
International Core Trust Series 1		International Equity Index Trust A Series 1		International Equity Index Trust B Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$1,173,706	$642,297	$197,710	$369,805	$191,159	$153,706

1,173,706	642,297	197,710	369,805	191,159	153,706

315,867	3,776,141	78,700	449,357	53,387	215,570
644,771	2,779,577	113,126	424,967	(532,941)	52,496

960,638	6,555,718	191,826	874,324	(479,554)	268,066
(12,714,386)	(4,023,761)	(5,588,887)	86,366	(3,249,895)	(122,460)

(10,580,042)	3,174,254	(5,199,351)	1,330,495	(3,538,290)	299,312

1,335,072	1,554,153	716,406	755,925	1,663,139	901,391
(2,296,108)	(3,206,079)	(629,645)	(530,812)	(517,004)	(158,276)
(156,240)	(46,576)	(35,393)	(16,360)	(117,238)	(21,960)
(551,201)	(809,638)	1,117,870	804,787	1,943,629	3,736,787

(1,668,477)	(2,508,140)	1,169,238	1,013,540	2,972,526	4,457,942

(12,248,519)	666,114	(4,030,113)	2,344,035	(565,764)	4,757,254

28,576,915	27,910,801	10,033,176	7,689,141	5,487,278	730,024

$16,328,396	$28,576,915	$6,003,063	$10,033,176	$4,921,514	$5,487,278

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	International Opportunities Trust Series 0		International Opportunities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$37,221	$23,943	$46,086	$72,270

Net investment income (loss)	37,221	23,943	46,086	72,270

Realized gains (losses) on investments:
Capital gain distributions	93,010	264,721	217,008	846,471
Net realized gains (losses)	(278,634)	20,356	(1,613,057)	412,717

Realized gains (losses)	(185,624)	285,077	(1,396,049)	1,259,188
Unrealized appreciation (depreciation) during the period	(1,466,771)	(99,657)	(992,448)	(831,861)

Net increase (decrease) in assets from operations	(1,615,174)	209,363	(2,342,411)	499,597

Changes from principal transactions:
Transfer of net premiums	621,572	498,874	328,312	210,359
Transfer on terminations	(353,134)	(110,505)	(273,662)	(171,646)
Transfer on policy loans	(7,414)	(743)	(169)	(3,035)
Net interfund transfers	950,923	1,378,052	(2,279,797)	2,413,349

Net increase (decrease) in assets from principal transactions	1,211,947	1,765,678	(2,225,316)	2,449,027

Total increase (decrease) in assets	(403,227)	1,975,041	(4,567,727)	2,948,624

Assets, beginning of period	2,286,484	311,443	6,681,311	3,732,687

Assets, end of period	$1,883,257	$2,286,484	$2,113,584	$6,681,311

See accompanying notes.

Sub-Account
International Small Cap Trust Series 0		International Small Cap Trust Series 1		International Value Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$94,702	$53,876	$290,665	$466,646	$206,549	$125,014

94,702	53,876	290,665	466,646	206,549	125,014

35,634	464,256	172,802	4,743,134	147,106	398,467
(410,548)	9,903	(1,761,439)	1,837,428	(523,730)	43,206

(374,914)	474,159	(1,588,637)	6,580,562	(376,624)	441,673
(1,685,171)	(557,890)	(5,505,455)	(5,208,835)	(2,305,469)	(410,284)

(1,965,383)	(29,855)	(6,803,427)	1,838,373	(2,475,544)	156,403

888,798	473,498	713,993	1,172,486	1,092,964	716,917
(296,145)	(132,075)	(1,192,894)	(1,467,013)	(521,741)	(299,008)
(33,744)	(6,488)	(36,243)	(63,085)	(35,683)	(3,186)
882,032	1,979,443	(592,208)	(413,535)	1,842,388	2,502,655

1,440,941	2,314,378	(1,107,352)	(771,147)	2,377,928	2,917,378

(524,442)	2,284,523	(7,910,779)	1,067,226	(97,616)	3,073,781

2,586,848	302,325	13,989,318	12,922,092	4,143,934	1,070,153

$2,062,406	$2,586,848	$6,078,539	$13,989,318	$4,046,318	$4,143,934

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	International Value Trust Series 1		Investment Quality Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$1,009,363	$1,656,852	$129,245	$48,230

Net investment income (loss)	1,009,363	1,656,852	129,245	48,230

Realized gains (losses) on investments:
Capital gain distributions	966,799	6,048,453	—	—
Net realized gains (losses)	(328,918)	2,311,583	(22,208)	(1,640)

Realized gains (losses)	637,881	8,360,036	(22,208)	(1,640)
Unrealized appreciation (depreciation) during the period	(17,019,925)	(6,679,249)	(138,302)	(15,844)

Net increase (decrease) in assets from operations	(15,372,681)	3,337,639	(31,265)	30,746

Changes from principal transactions:
Transfer of net premiums	1,640,226	2,191,322	396,625	149,192
Transfer on terminations	(3,638,010)	(3,345,617)	(199,077)	(44,807)
Transfer on policy loans	(145,953)	(203,967)	(2,414)	—
Net interfund transfers	(2,009,835)	(3,101,829)	970,902	649,129

Net increase (decrease) in assets from principal transactions	(4,153,572)	(4,460,091)	1,166,036	753,514

Total increase (decrease) in assets	(19,526,253)	(1,122,452)	1,134,771	784,260

Assets, beginning of period	38,827,351	39,949,803	894,483	110,223

Assets, end of period	$19,301,098	$38,827,351	$2,029,254	$894,483

See accompanying notes.

Sub-Account
Investment Quality Bond Trust Series 1		Large Cap Trust Series 0		Large Cap Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$1,188,088	$1,767,466	$19,599	$7,672	$249,475	$132,076

1,188,088	1,767,466	19,599	7,672	249,475	132,076

—	—	—	52,771	—	1,038,068
(297,834)	(17,899)	(41,639)	3,678	(512,366)	(36,030)

(297,834)	(17,899)	(41,639)	56,449	(512,366)	1,002,038
(1,192,665)	(568,776)	(468,994)	(96,871)	(7,980,356)	(2,344,656)

(302,411)	1,180,791	(491,034)	(32,750)	(8,243,247)	(1,210,542)

942,922	1,754,292	224,719	139,896	1,170,536	887,413
(2,626,879)	(2,245,423)	(166,981)	(20,240)	(1,931,088)	(1,859,590)
106,012	(99,773)	2,124	(288)	(25,786)	(5,675)
(886,084)	(500,514)	403,480	686,970	(537,016)	23,522,894

(2,464,029)	(1,091,418)	463,342	806,338	(1,323,354)	22,545,042

(2,766,440)	89,373	(27,692)	773,588	(9,566,601)	21,334,500

19,795,158	19,705,785	962,931	189,343	21,878,540	544,040

$17,028,718	$19,795,158	$935,239	$962,931	$12,311,939	$21,878,540

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Large Cap Value Trust Series 0		Large Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$103,647	$34,760	$150,205	$106,622

Net investment income (loss)	103,647	34,760	150,205	106,622

Realized gains (losses) on investments:
Capital gain distributions	—	189,942	—	658,000
Net realized gains (losses)	(244,419)	52,080	(426,357)	229,178

Realized gains (losses)	(244,419)	242,022	(426,357)	887,178
Unrealized appreciation (depreciation) during the period	(2,068,830)	(281,728)	(3,800,177)	(658,647)

Net increase (decrease) in assets from operations	(2,209,602)	(4,946)	(4,076,329)	335,153

Changes from principal transactions:
Transfer of net premiums	1,454,305	964,644	992,636	1,398,787
Transfer on terminations	(574,849)	(240,791)	(1,153,179)	(982,909)
Transfer on policy loans	(3,066)	(11,972)	(47,766)	(89,179)
Net interfund transfers	2,176,947	3,133,560	8,802	2,641,414

Net increase (decrease) in assets from principal transactions	3,053,337	3,845,441	(199,507)	2,968,113

Total increase (decrease) in assets	843,735	3,840,495	(4,275,836)	3,303,266

Assets, beginning of period	4,389,271	548,776	11,533,344	8,230,078

Assets, end of period	$5,233,006	$4,389,271	$7,257,508	$11,533,344

See accompanying notes.

Sub-Account
Lifestyle Aggressive Trust Series 0		Lifestyle Aggressive Trust Series 1		Lifestyle Balanced Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$754,112	$1,560,866	$398,513	$2,342,068	$2,868,000	$2,360,435

754,112	1,560,866	398,513	2,342,068	2,868,000	2,360,435

3,274,870	350,291	2,599,998	586,273	2,271,143	75,896
(2,148,482)	204,755	(908,718)	515,482	(686,453)	420,212

1,126,388	555,046	1,691,280	1,101,755	1,584,690	496,108
(17,179,304)	(1,105,402)	(13,115,675)	(1,418,513)	(28,070,861)	(1,443,117)

(15,298,804)	1,010,510	(11,025,882)	2,025,310	(23,618,171)	1,413,426

10,359,223	7,171,598	2,509,060	3,240,646	15,222,622	8,330,737
(6,087,013)	(3,153,767)	(2,342,193)	(3,482,822)	(7,734,145)	(2,789,078)
(222,183)	41,276	(326,131)	(47,968)	(553,374)	(515,531)
13,566,105	12,845,466	1,223,682	520,977	35,895,597	26,958,204

17,616,132	16,904,573	1,064,418	230,833	42,830,700	31,984,332

2,317,328	17,915,083	(9,961,464)	2,256,143	19,212,529	33,397,758

27,229,364	9,314,281	25,384,726	23,128,583	47,697,845	14,300,087

$29,546,692	$27,229,364	$15,423,262	$25,384,726	$66,910,374	$47,697,845

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Lifestyle Balanced Trust Series 1		Lifestyle Conservative Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$2,265,264	$5,589,797	$267,415	$149,949

Net investment income (loss)	2,265,264	5,589,797	267,415	149,949

Realized gains (losses) on investments:
Capital gain distributions	2,897,401	125,307	58,461	5,614
Net realized gains (losses)	402,184	1,790,919	(53,778)	28,664

Realized gains (losses)	3,299,585	1,916,226	4,683	34,278
Unrealized appreciation (depreciation) during the period	(29,734,446)	(3,008,389)	(1,043,035)	(99,035)

Net increase (decrease) in assets from operations	(24,169,597)	4,497,634	(770,937)	85,192

Changes from principal transactions:
Transfer of net premiums	6,012,794	6,894,368	741,316	451,381
Transfer on terminations	(5,820,459)	(7,404,984)	(435,999)	(160,838)
Transfer on policy loans	(572,960)	(737,138)	(50,158)	—
Net interfund transfers	1,397,360	7,864,939	4,040,223	620,709

Net increase (decrease) in assets from principal transactions	1,016,735	6,617,185	4,295,382	911,252

Total increase (decrease) in assets	(23,152,862)	11,114,819	3,524,445	996,444

Assets, beginning of period	76,629,316	65,514,497	2,371,123	1,374,679

Assets, end of period	$53,476,454	$76,629,316	$5,895,568	$2,371,123

See accompanying notes.

Sub-Account
Lifestyle Conservative Trust Series 1		Lifestyle Growth Trust Series 0		Lifestyle Growth Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$369,472	$587,671	$4,554,761	$5,777,178	$2,513,416	$8,387,879

369,472	587,671	4,554,761	5,777,178	2,513,416	8,387,879

151,276	18,790	6,659,068	339,272	5,297,561	541,431
(69,110)	59,912	(1,761,359)	703,199	191,966	1,691,912

82,166	78,702	4,897,709	1,042,471	5,489,527	2,233,343
(1,697,672)	(275,697)	(70,037,961)	(3,194,853)	(49,938,034)	(2,941,947)

(1,246,034)	390,676	(60,585,491)	3,624,796	(41,935,091)	7,679,275

367,113	445,083	41,445,735	23,765,227	10,653,776	10,316,980
(868,763)	(828,244)	(16,877,209)	(7,503,056)	(9,702,899)	(11,410,810)
14,225	(97,219)	(756,041)	(837,620)	(638,746)	(445,875)
1,559,817	900,176	50,523,884	60,881,033	598,237	7,999,767

1,072,392	419,796	74,336,369	76,305,584	910,368	6,460,062

(173,642)	810,472	13,750,878	79,930,380	(41,024,723)	14,139,337

7,739,240	6,928,768	115,560,317	35,629,937	111,895,709	97,756,372

$7,565,598	$7,739,240	$129,311,195	$115,560,317	$70,870,986	$111,895,709

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Lifestyle Moderate Trust Series 0		Lifestyle Moderate Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$575,886	$256,715	$482,366	$1,083,014

Net investment income (loss)	575,886	256,715	482,366	1,083,014

Realized gains (losses) on investments:
Capital gain distributions	156,222	7,057	284,394	18,853
Net realized gains (losses)	(444,167)	54,134	(240,584)	212,655

Realized gains (losses)	(287,945)	61,191	43,810	231,508
Unrealized appreciation (depreciation) during the period	(2,987,020)	(175,711)	(3,764,775)	(595,438)

Net increase (decrease) in assets from operations	(2,699,079)	142,195	(3,238,599)	719,084

Changes from principal transactions:
Transfer of net premiums	2,289,588	704,335	871,389	1,277,745
Transfer on terminations	(959,472)	(269,131)	(916,260)	(1,332,442)
Transfer on policy loans	(4,569)	6,559	(427,899)	(118,581)
Net interfund transfers	7,690,957	3,376,010	(797,815)	93,092

Net increase (decrease) in assets from principal transactions	9,016,504	3,817,773	(1,270,585)	(80,186)

Total increase (decrease) in assets	6,317,425	3,959,968	(4,509,184)	638,898

Assets, beginning of period	5,582,305	1,622,337	14,329,767	13,690,869

Assets, end of period	$11,899,730	$5,582,305	$9,820,583	$14,329,767

(q)	Terminated as an investment option and funds transferred to Lifestyle Balanced Trust on November 10, 2008.

See accompanying notes.

Sub-Account
Managed Trust Series 0		Mid Cap Index Trust Series 0		Mid Cap Index Trust Series 1
Year Ended Dec. 31/08 (q)	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$9,849	$82,572	$42,405	$35,846	$114,780	$174,923

9,849	82,572	42,405	35,846	114,780	174,923

10,299	32,284	87,644	367,760	279,556	1,659,938
(554,527)	18,561	(201,324)	38,650	(377,169)	618,483

(544,228)	50,845	(113,680)	406,410	(97,613)	2,278,421
90,348	(105,169)	(1,543,813)	(393,324)	(5,336,112)	(1,548,827)

(444,031)	28,248	(1,615,088)	48,932	(5,318,945)	904,517

279,597	361,451	1,111,797	768,323	876,238	1,090,750
(166,670)	(134,259)	(377,478)	(168,465)	(1,343,619)	(1,152,348)
(43,942)	(24,534)	(24,832)	(14,719)	(4,619)	(57,862)
(1,273,366)	467,206	987,773	1,793,017	1,762,028	(751,002)

(1,204,381)	669,864	1,697,260	2,378,156	1,290,028	(870,462)

(1,648,412)	698,112	82,172	2,427,088	(4,028,917)	34,055

1,648,412	950,300	3,130,123	703,035	12,756,543	12,722,488

—	$1,648,412	$3,212,295	$3,130,123	$8,727,626	$12,756,543

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Mid Cap Intersection Trust Series 0		Mid Cap Intersection Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (h)	Year Ended Dec. 31/08 (a)
Income:
Dividend income distribution	$270	$2	—

Net investment income (loss)	270	2	—

Realized gains (losses) on investments:
Capital gain distributions	—	—	—
Net realized gains (losses)	(4,076)	(11)	(22,692)

Realized gains (losses)	(4,076)	(11)	(22,692)
Unrealized appreciation (depreciation) during the period	(40,285)	(674)	—

Net increase (decrease) in assets from operations	(44,091)	(683)	(22,692)

Changes from principal transactions:
Transfer of net premiums	31,120	15	—
Transfer on terminations	(8,953)	(547)	(303)
Transfer on policy loans	(2,367)	—	—
Net interfund transfers	144,532	15,173	22,995

Net increase (decrease) in assets from principal transactions	164,332	14,641	22,692

Total increase (decrease) in assets	120,241	13,958	—

Assets, beginning of period	13,958	—	—

Assets, end of period	$134,199	$13,958	—

(h)	Reflects the period from commencement of operations on April 30, 2007 through December 31, 2007.
(a)	Fund available in prior year but no activity.

See accompanying notes.

Sub-Account
Mid Cap Stock Trust Series 0		Mid Cap Stock Trust Series 1		Mid Cap Value Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

—	$133	—	—	$62,709	$23,421

—	133	—	—	62,709	23,421

110,190	636,087	635,923	6,313,944	113,810	581,529
(291,608)	32,037	383,462	1,627,866	(219,757)	1,845

(181,418)	668,124	1,019,385	7,941,810	(105,947)	583,374
(2,499,063)	(242,466)	(14,457,105)	(2,936,149)	(1,322,102)	(725,903)

(2,680,481)	425,791	(13,437,720)	5,005,661	(1,365,340)	(119,108)

1,076,142	484,049	1,777,607	1,696,656	649,171	740,163
(544,220)	(213,988)	(3,539,697)	(2,481,038)	(284,643)	(153,009)
(30,059)	(20,289)	(144,495)	(270,900)	(15,420)	(13,063)
2,771,967	1,930,988	6,029,007	1,927,703	718,316	1,677,692

3,273,830	2,180,760	4,122,422	872,421	1,067,424	2,251,783

593,349	2,606,551	(9,315,298)	5,878,082	(297,916)	2,132,675

3,721,080	1,114,529	27,378,695	21,500,613	2,735,641	602,966

$4,314,429	$3,721,080	$18,063,397	$27,378,695	$2,437,725	$2,735,641

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Mid Cap Value Trust Series 1		Mid Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$261,368	$300,713	$21,948	$13,086

Net investment income (loss)	261,368	300,713	21,948	13,086

Realized gains (losses) on investments:
Capital gain distributions	665,373	7,566,880	30,443	93,426
Net realized gains (losses)	(4,306,877)	272,821	(102,125)	(14,783)

Realized gains (losses)	(3,641,504)	7,839,701	(71,682)	78,643
Unrealized appreciation (depreciation) during the period	(3,789,100)	(7,700,604)	(616,386)	(121,053)

Net increase (decrease) in assets from operations	(7,169,236)	439,810	(666,120)	(29,324)

Changes from principal transactions:
Transfer of net premiums	1,017,080	1,722,472	259,704	244,557
Transfer on terminations	(2,082,675)	(2,098,020)	(118,213)	(32,859)
Transfer on policy loans	(92,721)	(44,574)	3,083	(36)
Net interfund transfers	(5,526,697)	(372,925)	1,179,182	532,957

Net increase (decrease) in assets from principal transactions	(6,685,013)	(793,047)	1,323,756	744,619

Total increase (decrease) in assets	(13,854,249)	(353,237)	657,636	715,295

Assets, beginning of period	23,788,217	24,141,454	804,502	89,207

Assets, end of period	$9,933,968	$23,788,217	$1,462,138	$804,502

See accompanying notes.

Sub-Account
Money Market Trust B Series 0		Money Market Trust Series 1		Natural Resources Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$1,023,231	$1,085,503	$1,604,125	$3,493,376	$53,530	$33,314

1,023,231	1,085,503	1,604,125	3,493,376	53,530	33,314

—	—	—	—	171,070	1,359,670
—	—	—	—	(1,019,209)	82,855

—	—	—	—	(848,139)	1,442,525
—	—	—	—	(3,727,300)	(643,513)

1,023,231	1,085,503	1,604,125	3,493,376	(4,521,909)	832,326

254,200,302	229,183,752	8,174,058	16,257,293	1,951,207	757,632
(9,712,480)	(5,364,887)	(20,544,490)	(17,195,345)	(809,801)	(213,859)
(427,448)	(272,717)	(385,362)	(219,034)	(100,084)	(14,347)
(207,318,480)	(201,467,732)	22,396,092	(2,366,766)	4,029,450	2,440,759

36,741,894	22,078,416	9,640,298	(3,523,852)	5,070,772	2,970,185

37,765,125	23,163,919	11,244,423	(30,476)	548,863	3,802,511

37,963,831	14,799,912	81,593,898	81,624,374	4,644,832	842,321

$75,728,956	$37,963,831	$92,838,321	$81,593,898	$5,193,695	$4,644,832

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Natural Resources Trust Series 1		Optimized All Cap Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (aa)	Year Ended Dec. 31/07
Income:
Dividend income distribution	$83,572	$196,328	$43,555	$4,428

Net investment income (loss)	83,572	196,328	43,555	4,428

Realized gains (losses) on investments:
Capital gain distributions	542,526	7,009,094	—	37,922
Net realized gains (losses)	(2,066,251)	875,442	(113,236)	2,016

Realized gains (losses)	(1,523,725)	7,884,536	(113,236)	39,938
Unrealized appreciation (depreciation) during the period	(5,756,810)	(2,475,207)	(1,965,951)	(48,087)

Net increase (decrease) in assets from operations	(7,196,963)	5,605,657	(2,035,632)	(3,721)

Changes from principal transactions:
Transfer of net premiums	786,598	827,458	705,910	43,946
Transfer on terminations	(1,532,358)	(987,318)	(374,961)	(13,771)
Transfer on policy loans	(45,756)	(174,541)	(18,232)	(2,877)
Net interfund transfers	(4,548,044)	3,502,823	4,831,664	309,409

Net increase (decrease) in assets from principal transactions	(5,339,560)	3,168,422	5,144,381	336,707

Total increase (decrease) in assets	(12,536,523)	8,774,079	3,108,749	332,986

Assets, beginning of period	20,147,455	11,373,376	355,207	22,221

Assets, end of period	$7,610,932	$20,147,455	$3,463,956	$355,207

(aa)	Fund renamed on April 28, 2008. Previously known as Quantitative All Cap Trust.
(ab)	Fund renamed on April 28, 2008. Previously known as Quantitative Value Trust.

See accompanying notes.

Sub-Account
Optimized All Cap Trust Series 1		Optimized Value Trust Series 0		Optimized Value Trust Series 1
Year Ended Dec. 31/08 (aa)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (ab)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (ab)	Year Ended Dec. 31/07

$5,502	$9,154	$3,163	$1,992	$7,685	$11,018

5,502	9,154	3,163	1,992	7,685	11,018

—	101,270	—	8,696	—	53,637
(52,209)	11,067	(19,798)	2,611	(34,256)	2,736

(52,209)	112,337	(19,798)	11,307	(34,256)	56,373
(282,106)	(99,573)	(37,508)	(20,389)	(138,105)	(92,252)

(328,813)	21,918	(54,143)	(7,090)	(164,676)	(24,861)

71,105	120,056	52,535	17,164	19,942	37,857
(23,157)	(113,520)	(10,160)	(8,984)	(36,667)	(28,881)
95	228	—	—	(3,694)	—
(47,766)	111,800	8,565	52,166	(66,764)	(112,763)

277	118,564	50,940	60,346	(87,183)	(103,787)

(328,536)	140,482	(3,203)	53,256	(251,859)	(128,648)

761,997	621,515	91,988	38,732	460,514	589,162

$433,461	$761,997	$88,785	$91,988	$208,655	$460,514

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Overseas Equity Trust Series 0		Pacific Rim Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$46,905	$14,038	$41,902	$29,814

Net investment income (loss)	46,905	14,038	41,902	29,814

Realized gains (losses) on investments:
Capital gain distributions	61,240	77,006	43,028	417,845
Net realized gains (losses)	(285,464)	35,071	(422,365)	37,356

Realized gains (losses)	(224,224)	112,077	(379,337)	455,201
Unrealized appreciation (depreciation) during the period	(749,425)	(70,899)	(714,228)	(390,932)

Net increase (decrease) in assets from operations	(926,744)	55,216	(1,051,663)	94,083

Changes from principal transactions:
Transfer of net premiums	486,820	202,717	680,670	475,922
Transfer on terminations	(163,062)	(39,400)	(238,934)	(154,434)
Transfer on policy loans	14,498	—	(16,193)	(3,423)
Net interfund transfers	1,341,114	388,098	492,893	885,044

Net increase (decrease) in assets from principal transactions	1,679,370	551,415	918,436	1,203,109

Total increase (decrease) in assets	752,626	606,631	(133,227)	1,297,192

Assets, beginning of period	859,551	252,920	1,924,722	627,530

Assets, end of period	$1,612,177	$859,551	$1,791,495	$1,924,722

(o)	Terminated as an investment option and funds transferred to Mid Cap Index Trust on April 28, 2008.

See accompanying notes.

Sub-Account
Pacific Rim Trust Series 1		Quantitative Mid Cap Trust Series 0		Quantitative Mid Cap Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (o)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (o)	Year Ended Dec. 31/07

$166,254	$250,556	$69	$428	$834	$7,638

166,254	250,556	69	428	834	7,638

250,227	3,464,415	136	13,351	2,012	356,386
(939,054)	1,570,469	(18,088)	5,453	(355,080)	(469,601)

(688,827)	5,034,884	(17,952)	18,804	(353,068)	(113,215)
(4,330,853)	(4,058,552)	17,862	(17,611)	313,926	100,839

(4,853,426)	1,226,888	(21)	1,621	(38,308)	(4,738)

658,015	783,753	26,670	22,800	16,164	143,312
(859,590)	(1,432,940)	(7,318)	(6,010)	(54,100)	(196,305)
(83,369)	(47,909)	—	—	(208)	(18,602)
682,125	(1,044,074)	(100,047)	(82,476)	(1,556,548)	(488,505)

397,181	(1,741,170)	(80,695)	(65,686)	(1,594,692)	(560,100)

(4,456,245)	(514,282)	(80,716)	(64,065)	(1,633,000)	(564,838)

12,583,017	13,097,299	80,716	144,781	1,633,000	2,197,838

$8,126,772	$12,583,017	—	$80,716	—	$1,633,000

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Real Estate Securities Trust Series 0		Real Estate Securities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$162,050	$86,308	$1,079,811	$1,280,686

Net investment income (loss)	162,050	86,308	1,079,811	1,280,686

Realized gains (losses) on investments:
Capital gain distributions	55,946	1,615,796	493,662	24,247,003
Net realized gains (losses)	(1,562,693)	(249,586)	(4,981,654)	1,927,470

Realized gains (losses)	(1,506,747)	1,366,210	(4,487,992)	26,174,473
Unrealized appreciation (depreciation) during the period	(863,670)	(2,141,138)	(10,348,415)	(34,719,793)

Net increase (decrease) in assets from operations	(2,208,367)	(688,620)	(13,756,596)	(7,264,634)

Changes from principal transactions:
Transfer of net premiums	1,253,667	1,102,924	1,576,121	2,174,087
Transfer on terminations	(491,074)	(286,489)	(4,464,650)	(6,511,863)
Transfer on policy loans	(45,909)	(28,366)	98,800	(619,240)
Net interfund transfers	1,404,313	2,125,814	(1,229,059)	(5,285,073)

Net increase (decrease) in assets from principal transactions	2,120,997	2,913,883	(4,018,788)	(10,242,089)

Total increase (decrease) in assets	(87,370)	2,225,263	(17,775,384)	(17,506,723)

Assets, beginning of period	3,733,509	1,508,246	38,378,974	55,885,697

Assets, end of period	$3,646,139	$3,733,509	$20,603,590	$38,378,974

See accompanying notes.

Sub-Account
Real Return Bond Trust Series 0		Real Return Bond Trust Series 1		Science & Technology Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$6,764	$32,852	$28,306	$275,943	—	—

6,764	32,852	28,306	275,943	—	—

28,221	—	119,807	—	—	—
(78,800)	(1,311)	(95,810)	(32,138)	4,332	50,017

(50,579)	(1,311)	23,997	(32,138)	4,332	50,017
(311,279)	4,693	(618,806)	158,813	(798,770)	87,991

(355,094)	36,234	(566,503)	402,618	(794,438)	138,008

544,596	99,965	281,941	324,157	316,156	197,943
(230,728)	(24,401)	(424,137)	(317,107)	(140,605)	(63,196)
(31,158)	(608)	(23,260)	(2,740)	(27,707)	(10,211)
1,968,791	368,600	(110,130)	1,077,878	262,355	613,558

2,251,501	443,556	(275,586)	1,082,188	410,199	738,094

1,896,407	479,790	(842,089)	1,484,806	(384,239)	876,102

610,144	130,354	4,407,333	2,922,527	1,493,768	617,666

$2,506,551	$610,144	$3,565,244	$4,407,333	$1,109,529	$1,493,768

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Science & Technology Trust Series 1		Short-Term Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	—	—	$49,089	$18,627

Net investment income (loss)	—	—	49,089	18,627

Realized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Net realized gains (losses)	901,946	1,871,904	(20,648)	1,101

Realized gains (losses)	901,946	1,871,904	(20,648)	1,101
Unrealized appreciation (depreciation) during the period	(9,590,454)	1,494,881	(143,474)	(15,322)

Net increase (decrease) in assets from operations	(8,688,508)	3,366,785	(115,033)	4,406

Changes from principal transactions:
Transfer of net premiums	1,362,355	1,827,550	224,658	57,153
Transfer on terminations	(2,928,160)	(2,371,093)	(38,687)	(11,459)
Transfer on policy loans	188,979	(133,057)	(24,198)	—
Net interfund transfers	(3,111,384)	1,698,856	250,567	212,321

Net increase (decrease) in assets from principal transactions	(4,488,210)	1,022,256	412,340	258,015

Total increase (decrease) in assets	(13,176,718)	4,389,041	297,307	262,421

Assets, beginning of period	22,565,014	18,175,973	296,348	33,927

Assets, end of period	$9,388,296	$22,565,014	$593,655	$296,348

(ae)	Reflects the period from commencement of operations on November 10, 2008 through December 31, 2008.

See accompanying notes.

Sub-Account
Small Cap Growth Trust Series 0		Small Cap Growth Trust Series 1	Small Cap Index Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (ae)	Year Ended Dec. 31/08	Year Ended Dec. 31/07

—	—	—	$38,081	$31,008

—	—	—	38,081	31,008

11,290	73,889	—	23,545	223,957
(88,716)	(7,006)	(763)	(298,563)	23,625

(77,426)	66,883	(763)	(275,018)	247,582
(560,107)	(48,125)	7,661	(831,095)	(365,020)

(637,533)	18,758	6,898	(1,068,032)	(86,430)

447,019	103,600	35,942	707,313	494,308
(156,971)	(35,542)	(8,623)	(273,569)	(99,473)
(2,227)	(3,530)	(2,834)	(36,763)	(9,139)
2,366,878	708,045	799,848	509,884	1,365,260

2,654,699	772,573	824,333	906,865	1,750,956

2,017,166	791,331	831,231	(161,167)	1,664,526

828,429	37,098	—	2,392,630	728,104

$2,845,595	$828,429	$831,231	$2,231,463	$2,392,630

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Small Cap Index Trust Series 1		Small Cap Opportunities Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$100,120	$165,947	$15,999	$8,864

Net investment income (loss)	100,120	165,947	15,999	8,864

Realized gains (losses) on investments:
Capital gain distributions	75,728	1,277,968	14,152	28,381
Net realized gains (losses)	(197,252)	326,861	(60,320)	6,838

Realized gains (losses)	(121,524)	1,604,829	(46,168)	35,219
Unrealized appreciation (depreciation) during the period	(2,961,153)	(1,994,433)	(254,207)	(70,445)

Net increase (decrease) in assets from operations	(2,982,557)	(223,657)	(284,376)	(26,362)

Changes from principal transactions:
Transfer of net premiums	716,884	917,948	247,773	126,455
Transfer on terminations	(707,314)	(639,174)	(82,210)	(37,907)
Transfer on policy loans	(13,959)	(122,195)	(10,967)	—
Net interfund transfers	(495,847)	(573,342)	267,102	81,976

Net increase (decrease) in assets from principal transactions	(500,236)	(416,763)	421,698	170,524

Total increase (decrease) in assets	(3,482,793)	(640,420)	137,322	144,162

Assets, beginning of period	9,173,582	9,814,002	448,408	304,246

Assets, end of period	$5,690,789	$9,173,582	$585,730	$448,408

(s)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.

See accompanying notes.

Sub-Account
Small Cap Opportunities Trust Series 1		Small Cap Trust Series 0		Small Cap Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (s)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (s)	Year Ended Dec. 31/07

$156,075	$181,173	$82	—	$35	—

156,075	181,173	82	—	35	—

204,426	574,433	5,994	62,492	5,914	67,496
(285,706)	736,850	(328,068)	2,039	(299,161)	(22,635)

(81,280)	1,311,283	(322,074)	64,531	(293,247)	44,861
(3,435,622)	(2,273,914)	72,024	(75,682)	84,722	(79,496)

(3,360,827)	(781,458)	(249,968)	(11,151)	(208,490)	(34,635)

597,701	691,614	89,042	54,043	34,377	52,547
(580,965)	(733,016)	(46,889)	(18,694)	(18,950)	(49,460)
(26,296)	(46,869)	(317)	(608)	—	—
(437,550)	(1,087,964)	(151,915)	255,467	(181,776)	(733,718)

(447,110)	(1,176,235)	(110,079)	290,208	(166,349)	(730,631)

(3,807,937)	(1,957,693)	(360,047)	279,057	(374,839)	(765,266)

8,235,210	10,192,903	360,047	80,990	374,839	1,140,105

$4,427,273	$8,235,210	—	$360,047	—	$374,839

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Small Cap Value Trust Series 0		Small Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (a)
Income:
Dividend income distribution	$39,688	$15,496	$16,880	$3,824

Net investment income (loss)	39,688	15,496	16,880	3,824

Realized gains (losses) on investments:
Capital gain distributions	7,695	269,234	2,036	67,109
Net realized gains (losses)	(236,608)	(11,899)	(1,057,332)	(423)

Realized gains (losses)	(228,913)	257,335	(1,055,296)	66,686
Unrealized appreciation (depreciation) during the period	(619,562)	(403,867)	(78,378)	(82,056)

Net increase (decrease) in assets from operations	(808,787)	(131,036)	(1,116,794)	(11,546)

Changes from principal transactions:
Transfer of net premiums	841,853	462,987	120,033	10,879
Transfer on terminations	(245,860)	(104,233)	(68,622)	(4,131)
Transfer on policy loans	(22,993)	(9,211)	935	(652)
Net interfund transfers	1,028,037	1,471,487	3,721,832	725,079

Net increase (decrease) in assets from principal transactions	1,601,037	1,821,030	3,774,178	731,175

Total increase (decrease) in assets	792,250	1,689,994	2,657,384	719,629

Assets, beginning of period	2,068,955	378,961	719,629	—

Assets, end of period	$2,861,205	$2,068,955	$3,377,013	$719,629

(a)	Fund available in prior year but no activity.

See accompanying notes.

Sub-Account
Small Company Trust Series 0		Small Company Trust Series 1		Small Company Value Trust Series 0
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

—	—	—	—	$37,861	$4,217

—	—	—	—	37,861	4,217

4	454	2,120	394,778	71,932	457,067
(264)	9	(839,500)	168,385	(319,803)	9,008

(260)	463	(837,380)	563,163	(247,871)	466,075
(1,345)	(698)	5,194	(650,973)	(1,254,990)	(581,872)

(1,605)	(235)	(832,186)	(87,810)	(1,465,000)	(111,580)

1,785	1,785	54,135	88,045	917,738	892,231
(465)	(397)	(158,698)	(190,048)	(385,536)	(201,827)
—	—	(13,785)	—	(27,620)	(12,134)
—	—	(551,552)	(19,943)	1,575,309	1,573,770

1,320	1,388	(669,900)	(121,946)	2,079,891	2,252,040

(285)	1,153	(1,502,086)	(209,756)	614,891	2,140,460

3,064	1,911	2,001,938	2,211,694	3,529,955	1,389,495

$2,779	$3,064	$499,852	$2,001,938	$4,144,846	$3,529,955

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Small Company Value Trust Series 1		Special Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/07 (j)
Income:
Dividend income distribution	$147,310	$35,795	$2,718

Net investment income (loss)	147,310	35,795	2,718

Realized gains (losses) on investments:
Capital gain distributions	387,442	3,822,437	27,648
Net realized gains (losses)	(1,169,596)	2,324,824	(33,600)

Realized gains (losses)	(782,154)	6,147,261	(5,952)
Unrealized appreciation (depreciation) during the period	(5,610,862)	(6,416,043)	(1,283)

Net increase (decrease) in assets from operations	(6,245,706)	(232,987)	(4,517)

Changes from principal transactions:
Transfer of net premiums	1,161,369	2,000,278	13,131
Transfer on terminations	(3,404,429)	(2,718,129)	(5,241)
Transfer on policy loans	(130,114)	(133,484)	(7)
Net interfund transfers	737,913	(1,219,537)	(37,502)

Net increase (decrease) in assets from principal transactions	(1,635,261)	(2,070,872)	(29,619)

Total increase (decrease) in assets	(7,880,967)	(2,303,859)	(34,136)

Assets, beginning of period	22,218,148	24,522,007	34,136

Assets, end of period	$14,337,181	$22,218,148	—

(j)	Terminated as an investment option and funds transferred to Small Cap Value Trust on November 12, 2007.

See accompanying notes.

Sub-Account
Special Value Trust Series 1	Strategic Bond Trust Series 0		Strategic Bond Trust Series 1
Year Ended Dec. 31/07 (j)	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$16,500	$101,219	$50,479	$697,939	$1,107,278

16,500	101,219	50,479	697,939	1,107,278

243,640	—	—	—	—
(247,945)	(36,103)	(8,390)	(263,704)	139,651

(4,305)	(36,103)	(8,390)	(263,704)	139,651
(20,451)	(293,507)	(47,194)	(2,188,222)	(1,272,073)

(8,256)	(228,391)	(5,105)	(1,753,987)	(25,144)

96,806	261,472	180,973	584,280	817,884
(38,988)	(115,275)	(41,004)	(1,408,474)	(1,104,329)
210	(1,830)	(115)	(5,540)	(27,045)
(538,652)	372,188	806,480	(1,018,234)	503,217

(480,624)	516,555	946,334	(1,847,968)	189,727

(488,880)	288,164	941,229	(3,601,955)	164,583

488,880	1,037,727	96,498	11,952,294	11,787,711

—	$1,325,891	$1,037,727	$8,350,339	$11,952,294

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Strategic Income Trust Series 0		Strategic Income Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$179,767	$23,491	$145,002	$25,475

Net investment income (loss)	179,767	23,491	145,002	25,475

Realized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Net realized gains (losses)	(12,547)	6,548	(1,984)	1,052

Realized gains (losses)	(12,547)	6,548	(1,984)	1,052
Unrealized appreciation (depreciation) during the period	(306,339)	12,528	(268,425)	27,725

Net increase (decrease) in assets from operations	(139,119)	42,567	(125,407)	54,252

Changes from principal transactions:
Transfer of net premiums	310,647	158,967	197,830	185,693
Transfer on terminations	(119,804)	(38,840)	(131,689)	(103,200)
Transfer on policy loans	(6,463)	—	—	—
Net interfund transfers	650,216	997,497	149,655	327,285

Net increase (decrease) in assets from principal transactions	834,596	1,117,624	215,796	409,778

Total increase (decrease) in assets	695,477	1,160,191	90,389	464,030

Assets, beginning of period	1,237,215	77,024	1,248,960	784,930

Assets, end of period	$1,932,692	$1,237,215	$1,339,349	$1,248,960

(i)	Terminated as an investment option and funds transferred to Large Cap Trust on April 30, 2007.
(g)	Fund renamed on October 1, 2007. Previously known as Bond Index Trust B.

See accompanying notes.

Sub-Account
Strategic Opportunities Trust Series 0	Strategic Opportunities Trust Series 1	Total Bond Market Trust B Series 0
Year Ended Dec. 31/07 (i)	Year Ended Dec. 31/07 (i)	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (g)

$3,490	$177,962	$179,801	$123,255

3,490	177,962	179,801	123,255

—	—	—	—
52,084	3,833,913	(8,552)	2,085

52,084	3,833,913	(8,552)	2,085
(27,535)	(2,469,048)	(21,351)	(29,781)

28,039	1,542,827	149,898	95,559

23,313	484,666	976,964	513,591
(28,163)	(750,538)	(223,450)	(59,727)
(1,563)	(36,222)	(95,452)	(2,724)
(408,652)	(24,678,920)	610,910	1,591,507

(415,065)	(24,981,014)	1,268,972	2,042,647

(387,026)	(23,438,187)	1,418,870	2,138,206

387,026	23,438,187	2,299,903	161,697

—	—	$3,718,773	$2,299,903

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Total Return Trust Series 0		Total Return Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$409,932	$239,003	$1,160,322	$1,706,525

Net investment income (loss)	409,932	239,003	1,160,322	1,706,525

Realized gains (losses) on investments:
Capital gain distributions	63,416	—	265,793	—
Net realized gains (losses)	(11,378)	10,390	(143,202)	(81,145)

Realized gains (losses)	52,038	10,390	122,591	(81,145)
Unrealized appreciation (depreciation) during the period	(273,352)	1,943	(626,452)	213,851

Net increase (decrease) in assets from operations	188,618	251,336	656,461	1,839,231

Changes from principal transactions:
Transfer of net premiums	1,359,319	680,672	1,437,049	1,376,271
Transfer on terminations	(770,268)	(179,746)	(2,440,199)	(1,705,059)
Transfer on policy loans	2,346	—	(65,247)	(81,528)
Net interfund transfers	5,342,777	2,122,309	1,322,856	(498,310)

Net increase (decrease) in assets from principal transactions	5,934,174	2,623,235	254,459	(908,626)

Total increase (decrease) in assets	6,122,792	2,874,571	910,920	930,605

Assets, beginning of period	4,159,047	1,284,476	23,214,442	22,283,837

Assets, end of period	$10,281,839	$4,159,047	$24,125,362	$23,214,442

See accompanying notes.

Sub-Account
Total Stock Market Index Trust Series 0		Total Stock Market Index Trust Series 1		Turner Core Growth Trust
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$30,583	$25,347	$107,335	$167,502	$127	$1,375

30,583	25,347	107,335	167,502	127	1,375

2,208	42,222	12,227	296,247	17,344	24,525
(84,910)	70,081	168,969	256,171	(59,556)	4,365

(82,702)	112,303	181,196	552,418	(42,212)	28,890
(696,657)	(83,173)	(3,174,648)	(350,330)	(347,589)	3,958

(748,776)	54,477	(2,886,117)	369,590	(389,674)	34,223

463,334	449,408	637,101	729,354	207,213	88,887
(126,293)	(78,531)	(493,660)	(470,200)	(77,035)	(26,960)
(9,285)	—	(4,640)	(53,783)	—	—
464,538	454,086	(277,631)	177,074	62,402	680,591

792,294	824,963	(138,830)	382,445	192,580	742,518

43,518	879,440	(3,024,947)	752,035	(197,094)	776,741

1,425,887	546,447	7,874,116	7,122,081	790,298	13,557

$1,469,405	$1,425,887	$4,849,169	$7,874,116	$593,204	$790,298

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	U.S. Core Trust Series 0		U.S. Core Trust Series 1
	Year Ended Dec. 31/08 (t)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (t)	Year Ended Dec. 31/07
Income:
Dividend income distribution	$7,152	$9,679	$400,400	$898,455

Net investment income (loss)	7,152	9,679	400,400	898,455

Realized gains (losses) on investments:
Capital gain distributions	4,295	42,372	316,843	3,613,890
Net realized gains (losses)	(246,848)	(1,514)	(16,741,584)	(3,335,597)

Realized gains (losses)	(242,553)	40,858	(16,424,741)	278,293
Unrealized appreciation (depreciation) during the period	51,278	(48,673)	4,307,194	(533,839)

Net increase (decrease) in assets from operations	(184,123)	1,864	(11,717,147)	642,909

Changes from principal transactions:
Transfer of net premiums	67,977	61,461	1,894,071	2,666,487
Transfer on terminations	(37,957)	(27,139)	(3,625,354)	(4,589,409)
Transfer on policy loans	(28,079)	(1,203)	(847,907)	(106,067)
Net interfund transfers	(297,133)	236,214	(23,090,939)	(4,493,408)

Net increase (decrease) in assets from principal transactions	(295,192)	269,333	(25,670,129)	(6,522,397)

Total increase (decrease) in assets	(479,315)	271,197	(37,387,276)	(5,879,488)

Assets, beginning of period	479,315	208,118	37,387,276	43,266,764

Assets, end of period	—	$479,315	—	$37,387,276

(t)	Terminated as an investment option and funds transferred to Fundamental Value Trust on November 10, 2008.
(af)	Terminated as an investment option and funds transferred to Blue Chip Growth Trust on April 28, 2008.

See accompanying notes.

Sub-Account
U.S. Global Leaders Growth Trust Series 0		U.S. Global Leaders Growth Trust Series 1		U.S. Government Securities Trust Series 0
Year Ended Dec. 31/08 (af)	Year Ended Dec. 31/07	Year Ended Dec. 31/08 (af)	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$979	$2,822	$7,082	$25,205	$102,841	$22,113

979	2,822	7,082	25,205	102,841	22,113

34,443	—	255,015	—	—	—
(25,177)	2,238	(134,057)	29,214	(13,118)	1,808

9,266	2,238	120,958	29,214	(13,118)	1,808
(1,032)	(154)	(120,611)	13,665	(61,872)	(14,941)

9,213	4,906	7,429	68,084	27,851	8,980

43,013	89,839	67,029	182,196	197,290	131,901
(39,582)	(20,196)	(27,664)	(204,890)	(135,601)	(22,257)
(374)	—	(5,730)	28	(4,904)	—
(272,966)	142,916	(2,017,830)	37,139	2,529,363	283,830

(269,909)	212,559	(1,984,195)	14,473	2,586,148	393,474

(260,696)	217,465	(1,976,766)	82,557	2,613,999	402,454

260,696	43,231	1,976,766	1,894,209	445,142	42,688

—	$260,696	—	$1,976,766	$3,059,141	$445,142

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	U.S. Government Securities Trust Series 1		U.S. High Yield Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$457,151	$1,076,183	$48,713	$26,036

Net investment income (loss)	457,151	1,076,183	48,713	26,036

Realized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Net realized gains (losses)	(432,685)	(218,555)	(32,227)	(190)

Realized gains (losses)	(432,685)	(218,555)	(32,227)	(190)
Unrealized appreciation (depreciation) during the period	(237,135)	(458,622)	(185,982)	(21,932)

Net increase (decrease) in assets from operations	(212,669)	399,006	(169,496)	3,914

Changes from principal transactions:
Transfer of net premiums	918,667	1,705,541	218,661	113,149
Transfer on terminations	(2,297,924)	(1,706,120)	(167,481)	(28,082)
Transfer on policy loans	(84,711)	29,512	—	—
Net interfund transfers	(161,972)	622,200	655,045	258,883

Net increase (decrease) in assets from principal transactions	(1,625,940)	651,133	706,225	343,950

Total increase (decrease) in assets	(1,838,609)	1,050,139	536,729	347,864

Assets, beginning of period	13,481,617	12,431,478	391,865	44,001

Assets, end of period	$11,643,008	$13,481,617	$928,594	$391,865

See accompanying notes.

Sub-Account
U.S. High Yield Bond Trust Series 1		U.S. Large Cap Trust Series 0		U.S. Large Cap Trust Series 1
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$45,871	$59,118	$57,525	$13,050	$860,815	$564,936

45,871	59,118	57,525	13,050	860,815	564,936

—	—	—	—	—	—
(12,229)	19,079	(103,360)	11,901	224,617	2,068,272

(12,229)	19,079	(103,360)	11,901	224,617	2,068,272
(193,971)	(77,055)	(772,646)	(75,722)	(18,239,565)	(2,593,560)

(160,329)	1,142	(818,481)	(50,771)	(17,154,133)	39,648

199,019	51,349	691,287	334,841	2,520,134	3,163,976
(29,030)	(100,922)	(243,124)	(65,012)	(5,336,527)	(5,927,324)
(3,448)	—	(20,394)	(176)	(55,905)	(250,258)
407,717	(246,814)	562,566	1,104,724	(1,241,286)	(2,479,401)

574,258	(296,387)	990,335	1,374,377	(4,113,584)	(5,493,007)

413,929	(295,245)	171,854	1,323,606	(21,267,717)	(5,453,359)

605,496	900,741	1,582,484	258,878	47,013,690	52,467,049

$1,019,425	$605,496	$1,754,338	$1,582,484	$25,745,973	$47,013,690

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

(continued)

	Sub-Account
	Utilities Trust Series 0		Utilities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07
Income:
Dividend income distribution	$91,318	$22,534	$226,203	$186,957

Net investment income (loss)	91,318	22,534	226,203	186,957

Realized gains (losses) on investments:
Capital gain distributions	75,254	289,013	267,212	2,154,409
Net realized gains (losses)	(259,065)	61,885	(2,908,668)	1,770,893

Realized gains (losses)	(183,811)	350,898	(2,641,456)	3,925,302
Unrealized appreciation (depreciation) during the period	(1,135,560)	(156,526)	(423,072)	(2,035,248)

Net increase (decrease) in assets from operations	(1,228,053)	216,906	(2,838,325)	2,077,011

Changes from principal transactions:
Transfer of net premiums	683,544	233,640	269,265	390,065
Transfer on terminations	(262,586)	(80,249)	(961,009)	(373,461)
Transfer on policy loans	(21,110)	(5,982)	(35,198)	(98,374)
Net interfund transfers	1,330,581	1,206,478	(1,614,494)	(2,695,543)

Net increase (decrease) in assets from principal transactions	1,730,429	1,353,887	(2,341,436)	(2,777,313)

Total increase (decrease) in assets	502,376	1,570,793	(5,179,761)	(700,302)

Assets, beginning of period	1,869,476	298,683	8,972,614	9,672,916

Assets, end of period	$2,371,852	$1,869,476	$3,792,853	$8,972,614

See accompanying notes.

Sub-Account
Value Trust Series 0		Value Trust Series 1		Total
Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/08	Year Ended Dec. 31/07

$22,501	$15,479	$184,881	$312,864	$42,559,945	$62,239,951

22,501	15,479	184,881	312,864	42,559,945	62,239,951

51,803	376,974	519,456	6,702,626	37,565,457	138,262,479
(413,943)	10,653	288,320	1,702,124	(70,179,410)	49,607,959

(362,140)	387,627	807,776	8,404,750	(32,613,953)	187,870,438
(600,493)	(385,415)	(9,395,016)	(6,896,804)	(633,969,193)	(160,550,255)

(940,132)	17,691	(8,402,359)	1,820,810	(624,023,201)	89,560,134

486,291	409,071	917,100	1,279,680	460,841,958	411,002,930
(238,078)	(162,359)	(1,766,264)	(2,809,053)	(207,700,865)	(178,678,111)
(10,194)	(3,462)	46,398	(65,599)	(9,903,050)	(8,463,484)
341,932	1,337,191	(998,695)	(2,007,077)	(8,808,319)	(2,992,947)

579,951	1,580,441	(1,801,461)	(3,602,049)	234,429,724	220,868,388

(360,181)	1,598,132	(10,203,820)	(1,781,239)	(389,593,477)	310,428,522

1,860,649	262,517	21,916,100	23,697,339	1,758,291,751	1,447,863,229

$1,500,468	$1,860,649	$11,712,280	$21,916,100	$1,368,698,274	$1,758,291,751

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements

December 31, 2008

1.	Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account A (the “Account”) is a separate account administered and sponsored by John Hancock Life Insurance Company (U.S.A.) (“JHUSA” or the “Company”). The Account operates as a Unit Investment Trust registered under the Investment Company Act of 1940, as amended (the “Act”) and has 144 active investment sub-accounts that invest in shares of a particular John Hancock Trust (the “Trust”) portfolio and 7 sub-accounts that invest in shares of other outside investment trusts. The Trust is registered under the Act as an open-end management investment company, commonly known as a mutual fund, which does not transact with the general public. Instead, the Trust deals primarily with insurance companies by providing the investment medium for variable contracts. The Account is a funding vehicle for the allocation of net premiums under single premium variable life and variable universal life insurance contracts (the “Contracts”) issued by the Company.

The Company is a stock life Insurance Company incorporated under the laws of Michigan in 1979. The Company is an indirect wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life Insurance Company.

The Company is required to maintain assets in the Account with a total fair value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

Additional assets are held in the Company’s general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Each sub-account that invests in Portfolios of the John Hancock Trust may offer two classes of units to fund the Contracts issued by the Company. These classes, Series 1 and Series 0 represent an interest in the same Trust Portfolio but in different share classes of that Portfolio. Series 1 represents interests in Series 1 shares of the Portfolio and Series 0 represents interests in Series NAV shares of the Trust’s Portfolio. Series 1 and Series NAV shares differ in the level of 12b-1 fees and other expenses assessed against the Portfolio’s assets.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

The following sub-accounts of the Account were commenced as investment options:

New Fund	Effective Date
American Asset Allocation Trust Series 1	April 28, 2008
Capital Appreciation Value Trust	April 28, 2008
Core Allocation Plus Trust	April 28, 2008
Disciplined Diversification Trust	April 28, 2008
Franklin Templeton Founding Allocation Trust	April 28, 2008
Global Real Estate Trust	April 28, 2008
Index Allocation Trust	April 28, 2008
Small Cap Growth Trust Series 1	November 10, 2008

As the result of portfolio changes, the following sub-accounts of the Account were renamed as follows:

Previous Name	New Name	Effective Date
Quantitative All Cap Trust	Optimized All Cap Trust	April 28, 2008
Quantitative Value Trust	Optimized Value Trust	April 28, 2008

The following sub-accounts of the Account were terminated as investment options and the funds were transferred to existing sub-account funds as follows:

Terminated	Transferred To	Effective Date
Dynamic Growth Trust	Mid Cap Stock Trust	April 28, 2008
Emerging Growth Trust	Small Cap Growth Trust	November 10, 2008
Growth & Income Trust	Optimized All Cap Trust	April 28, 2008
Managed Trust	Lifestyle Balanced Trust	November 10, 2008
Quantitative Mid Cap Trust	Mid Cap Index Trust	April 28, 2008
Small Cap Trust	Small Cap Growth Trust	November 10, 2008
U.S. Core Trust	Fundamental Value Trust	November 10, 2008
U.S. Global Leaders Growth Trust	Blue Chip Growth Trust	April 28, 2008

Where a fund has two series, the changes noted above apply to both Series 0 and Series 1 except for Small Cap Growth Trust Series 1 which was added in 2008 (Small Cap Growth Trust Series 0 was added in 2005).

2.	Significant Accounting Policies

Investments of each sub-account consist of shares in the respective portfolios of the Trusts. These shares are carried at fair value which is calculated using the fair value of the investment securities underlying each Trust portfolio. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are computed on the basis of the specifically identified cost of the investment sold.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

In addition to the Account, a contract holder may also allocate funds to the fixed account contained within the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the Company’s general account has not been registered as an investment company under the Act. Net interfund transfers include interfund transfers between separate and general accounts.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life Insurance Company under the provisions of the Internal Revenue Code (the “Code”). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically reassess this position, taking into account changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Effective January 1, 2008, the Company adopted SFAS 157, Fair Value Measurements (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following SFAS 157 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

• Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

• Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

• Level 3 – Fair value measurements using significant non market observable inputs.

For all investments in Level 1, 2 or 3, fair value is typically the net asset value (“NAV”) of the underlying investment fund which represents the value at which each sub-account can redeem its investments.

The following table presents the Account's assets that are measured at fair value on a recurring basis by SFAS 157 fair value hierarchy level, as of December 31, 2008.

Mutual Funds
Level 1	$1,368,698,274
Level 2	—
Level 3	—

$1,368,698,274

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates.

3.	Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administrative charge, a charge for cost of insurance, and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-account units and are reflected as terminations.

4.	Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

	Purchases	Sales
Sub-accounts:
500 Index Trust B Series 0	$16,807,381	$9,098,671
500 Index Trust Series 1	3,385,440	6,067,547
Active Bond Trust Series 0	1,245,571	269,097
Active Bond Trust Series 1	926,043	1,908,865
All Cap Core Trust Series 0	421,663	169,556
All Cap Core Trust Series 1	474,299	1,677,498
All Cap Growth Trust Series 0	499,457	276,170
All Cap Growth Trust Series 1	419,672	2,910,971
All Cap Value Trust Series 0	989,423	307,741
All Cap Value Trust Series 1	742,018	302,646
American Asset Allocation Trust Series 1	2,528,665	301,348
American Blue Chip Income and Growth Trust Series 1	3,189,024	1,192,534
American Bond Trust Series 1	2,562,517	877,290
American Growth Trust Series 1	28,663,307	14,739,381
American Growth-Income Trust Series 1	6,329,799	3,090,467
American International Trust Series 1	13,631,642	9,311,263
Blue Chip Growth Trust Series 0	3,776,472	823,264
Blue Chip Growth Trust Series 1	4,498,291	5,711,977
Capital Appreciation Trust Series 0	1,297,084	289,880
Capital Appreciation Trust Series 1	1,060,846	2,833,533
Capital Appreciation Value Trust Series 0	490,483	66,235
Capital Appreciation Value Trust Series 1	22,406	121
Classic Value Trust Series 0	1,161,700	425,761
Classic Value Trust Series 1	383,857	6,403,180
Core Allocation Plus Trust Series 0	184,885	14,716

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

	Purchases	Sales
Sub-accounts:
Core Allocation Plus Trust Series 1	$24,876	$739
Core Bond Trust Series 0	530,130	55,545
Core Bond Trust Series 1	954,041	69,929
Core Equity Trust Series 0	921,617	240,388
Core Equity Trust Series 1	500,017	170,049
Disciplined Diversification Trust Series 0	2,021,001	203,035
Disciplined Diversification Trust Series 1	6,682	84
Dynamic Growth Trust Series 0	65,162	280,427
Dynamic Growth Trust Series 1	93,686	5,689,713
Emerging Growth Trust Series 0	837,136	835,424
Emerging Growth Trust Series 1	233,798	767,972
Emerging Markets Value Trust Series 0	685,363	108,979
Emerging Markets Value Trust Series 1	4,143,322	1,018,791
Emerging Small Company Trust Series 0	749,318	147,384
Emerging Small Company Trust Series 1	446,267	5,174,538
Equity-Income Trust Series 0	4,146,696	798,587
Equity-Income Trust Series 1	5,250,784	8,123,762
Financial Services Trust Series 0	1,819,226	423,656
Financial Services Trust Series 1	1,185,534	707,762
Franklin Templeton Founding Allocation Trust Series 0	1,092,238	135,583
Franklin Templeton Founding Allocation Trust Series 1	163,038	1,182
Fundamental Value Trust Series 0	3,663,268	335,594
Fundamental Value Trust Series 1	23,788,507	2,378,731
Global Allocation Trust Series 0	1,445,914	296,451
Global Allocation Trust Series 1	459,062	3,483,367
Global Bond Trust Series 0	4,895,726	1,529,192
Global Bond Trust Series 1	4,008,322	4,354,113
Global Real Estate Trust Series 0	224,509	15,388
Global Real Estate Trust Series 1	61,408	837
Global Trust Series 0	1,396,151	941,074
Global Trust Series 1	688,896	1,898,328
Growth & Income Trust Series 0	977,670	4,369,477
Health Sciences Trust Series 0	2,067,848	598,820
Health Sciences Trust Series 1	9,044,822	8,342,929
High Yield Trust Series 0	1,692,801	390,693
High Yield Trust Series 1	3,209,222	1,977,221
Income & Value Trust Series 0	247,880	144,490
Income & Value Trust Series 1	2,062,026	3,399,721
Index Allocation Trust Series 0	493,447	135,742
Index Allocation Trust Series 1	6,701	120
International Core Trust Series 0	2,384,269	405,704
International Core Trust Series 1	2,546,149	2,725,053
International Equity Index Trust A Series 1	4,068,181	2,622,532
International Equity Index Trust B Series 0	4,733,546	1,516,475
International Opportunities Trust Series 0	2,142,850	800,672
International Opportunities Trust Series 1	7,624,175	9,586,398
International Small Cap Trust Series 0	2,193,081	621,804
International Small Cap Trust Series 1	3,256,398	3,900,283
International Value Trust Series 0	3,989,047	1,257,464
International Value Trust Series 1	2,755,437	4,932,847

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

	Purchases	Sales
Sub-accounts:
Investment Quality Bond Trust Series 0	$1,907,636	$612,355
Investment Quality Bond Trust Series 1	1,879,883	3,155,824
Large Cap Trust Series 0	664,237	181,274
Large Cap Trust Series 1	641,086	1,714,966
Large Cap Value Trust Series 0	4,010,069	853,085
Large Cap Value Trust Series 1	2,352,827	2,402,130
Lifestyle Aggressive Trust Series 0	28,515,645	6,870,532
Lifestyle Aggressive Trust Series 1	6,271,670	2,208,741
Lifestyle Balanced Trust Series 0	53,583,397	5,613,553
Lifestyle Balanced Trust Series 1	11,141,510	4,962,112
Lifestyle Conservative Trust Series 0	5,179,489	558,231
Lifestyle Conservative Trust Series 1	3,121,655	1,528,516
Lifestyle Growth Trust Series 0	91,146,796	5,596,597
Lifestyle Growth Trust Series 1	16,592,385	7,871,039
Lifestyle Moderate Trust Series 0	11,613,730	1,865,119
Lifestyle Moderate Trust Series 1	2,297,908	2,801,732
Managed Trust Series 0	925,981	2,110,214
Mid Cap Index Trust Series 0	2,411,920	584,611
Mid Cap Index Trust Series 1	5,545,243	3,860,880
Mid Cap Intersection Trust Series 0	184,461	19,860
Mid Cap Intersection Trust Series 1	62,531	39,839
Mid Cap Stock Trust Series 0	4,062,468	678,449
Mid Cap Stock Trust Series 1	11,190,278	6,431,934
Mid Cap Value Trust Series 0	1,524,608	280,665
Mid Cap Value Trust Series 1	1,625,981	7,384,253
Mid Value Trust Series 0	1,570,222	194,075
Money Market Trust B Series 0	142,286,308	104,521,183
Money Market Trust Series 1	68,719,075	57,474,652
Natural Resources Trust Series 0	7,265,626	1,970,255
Natural Resources Trust Series 1	5,459,251	10,172,713
Optimized All Cap Trust Series 0	5,619,372	431,437
Optimized All Cap Trust Series 1	189,267	183,489
Optimized Value Trust Series 0	90,871	36,768
Optimized Value Trust Series 1	42,831	122,329
Overseas Equity Trust Series 0	2,178,191	390,676
Pacific Rim Trust Series 0	1,648,592	645,227
Pacific Rim Trust Series 1	3,269,014	2,455,352
Quantitative Mid Cap Trust Series 0	58,540	139,029
Quantitative Mid Cap Trust Series 1	472,552	2,064,398
Real Estate Securities Trust Series 0	3,707,177	1,368,184
Real Estate Securities Trust Series 1	2,527,591	4,972,905
Real Return Bond Trust Series 0	3,301,002	1,014,517
Real Return Bond Trust Series 1	2,390,318	2,517,791
Science & Technology Trust Series 0	1,010,533	600,334
Science & Technology Trust Series 1	3,303,335	7,791,545
Short-Term Bond Trust Series 0	778,305	316,876
Small Cap Growth Trust Series 0	3,022,386	356,397
Small Cap Growth Trust Series 1	833,937	9,604
Small Cap Index Trust Series 0	1,670,633	702,142
Small Cap Index Trust Series 1	1,044,767	1,369,155

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

	Purchases	Sales
Sub-accounts:
Small Cap Opportunities Trust Series 0	$595,205	$143,356
Small Cap Opportunities Trust Series 1	999,203	1,085,812
Small Cap Trust Series 0	435,941	539,944
Small Cap Trust Series 1	216,400	376,800
Small Cap Value Trust Series 0	2,227,966	579,545
Small Cap Value Trust Series 1	5,825,375	2,032,281
Small Company Trust Series 0	1,786	463
Small Company Trust Series 1	92,800	760,580
Small Company Value Trust Series 0	3,104,327	914,644
Small Company Value Trust Series 1	5,573,476	6,673,984
Strategic Bond Trust Series 0	954,070	336,295
Strategic Bond Trust Series 1	1,204,803	2,354,833
Strategic Income Trust Series 0	1,303,420	289,057
Strategic Income Trust Series 1	551,844	191,046
Total Bond Market Trust B Series 0	3,349,204	1,900,431
Total Return Trust Series 0	7,819,335	1,411,812
Total Return Trust Series 1	7,799,430	6,118,857
Total Stock Market Index Trust Series 0	1,469,756	644,672
Total Stock Market Index Trust Series 1	843,820	863,089
U.S. Core Trust Series 0	192,400	476,146
U.S. Core Trust Series 1	1,424,435	26,377,321
U.S. Global Leaders Growth Trust Series 0	174,695	409,181
U.S. Global Leaders Growth Trust Series 1	466,438	2,188,536
U.S. Government Securities Trust Series 0	3,147,106	458,117
U.S. Government Securities Trust Series 1	2,795,321	3,964,110
U.S. High Yield Bond Trust Series 0	1,058,252	303,314
U.S. High Yield Bond Trust Series 1	705,982	85,853
U.S. Large Cap Trust Series 0	1,652,578	604,718
U.S. Large Cap Trust Series 1	1,895,162	5,147,931
Utilities Trust Series 0	2,372,770	475,770
Utilities Trust Series 1	7,410,752	9,258,772
Value Trust Series 0	1,312,095	657,839
Value Trust Series 1	1,412,827	2,509,951
All Asset Portfolio Series 0	2,214,340	373,975
All Asset Portfolio Series 1	3,513,164	2,698,961
Brandes International Equity Trust	1,345,042	1,302,356
Business Opportunity Value Trust	1,029,666	737,552
CSI Equity Trust	1,300,047	82,597
Frontier Capital Appreciation Trust	730,225	455,838
Turner Core Growth Trust	930,253	720,202

	$830,053,991	$515,498,846

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

5.	Transaction with Affiliates

John Hancock Distributors LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principal underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors LLC or other broker-dealers having distribution agreements with John Hancock Distributors LLC who are also authorized as variable life insurance agents under applicable state insurance laws. Registered representatives are compensated on a commission basis.

JHUSA has a formal service agreement with its ultimate parent company, MFC, which can be terminated by either party upon two months’ notice. Under this agreement, JHUSA pays for legal, actuarial, investment and certain other administrative services.

The majority of the investments held by the Account are invested in the Trust (Note 1).

6.	Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Under the provisions of Section 817(h) of the Code, a variable life contract will not be treated as a life contract for federal tax purposes for any period for which the investments of the Separate Account on which the Contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

7.	Comparatives

The comparative financial statements of certain Sub-accounts have been restated from the prior year financial statements previously presented. The restatement comprises of reclassification between the various line items in the Statement of Operations and Changes in Contract Owners’ Equity. The reclassification did not result in changes to assets and net increase (decrease) in assets from operations.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	500 Index Trust B Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	3,519,327	3,377,590	3,985,641	—
Units issued	727,341	656,369	274,420	4,349,389
Units redeemed	(530,709)	(514,632)	(882,471)	(363,748)

Units, end of period	3,715,959	3,519,327	3,377,590	3,985,641

Unit value, end of period $	16.66	26.53	15.76 to 25.20	13.63 to 21.81
Assets, end of period $	45,694,591	65,187,967	54,754,038	54,369,746
Investment income ratio*	2.27%	3.00%	1.14%	0.00%
Total return, lowest to highest**	(37.19%) to (24.71%)	1.47% to 5.25%	13.10% to 15.57%	2.90% to 9.07%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	500 Index Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	3,042,197	3,238,434	3,760,865	3,558,971	2,723,784
Units issued	295,642	307,967	558,512	638,838	1,039,943
Units redeemed	(533,963)	(504,204)	(1,080,943)	(436,944)	(204,756)

Units, end of period	2,803,876	3,042,197	3,238,434	3,760,865	3,558,971

Unit value, end of period $	8.58	13.66	13.02	11.30	10.83
Assets, end of period $	24,041,913	41,542,238	42,156,390	42,477,407	38,544,765
Investment income ratio*	0.71%	2.22%	0.94%	1.50%	0.88%
Total return, lowest to highest**	(37.21%)	4.90%	15.27%	4.29%	10.26%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Active Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	18,418	4,172	—
Units issued	26,834	17,127	4,810
Units redeemed	(6,438)	(2,881)	(638)

Units, end of period	38,814	18,418	4,172

Unit value, end of period $	40.09	44.78	43.05
Assets, end of period $	1,555,883	824,734	179,570
Investment income ratio*	6.63%	10.09%	0.52%
Total return, lowest to highest**	(10.55%) to (7.37%)	2.87% to 4.03%	4.44% to 5.10%

(a)	Fund available in prior year but no activity.

	Sub-Account
	Active Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	786,841	828,866	906,616	—
Units issued	29,705	72,230	72,511	1,281,945
Units redeemed	(144,730)	(114,255)	(150,261)	(375,329)

Units, end of period	671,816	786,841	828,866	906,616

Unit value, end of period $	12.34	13.80	13.26	12.70
Assets, end of period $	8,292,245	10,855,803	10,990,886	11,513,291
Investment income ratio*	5.22%	8.81%	2.77%	0.00%
Total return, lowest to highest**	(10.53%)	4.05%	4.42%	1.59%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	All Asset Portfolio Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	9,425	2,781	135	—
Units issued	188,282	7,717	3,145	135
Units redeemed	(33,847)	(1,073)	(499)	—

Units, end of period	163,860	9,425	2,781	135

Unit value, end of period $	9.93	11.84	10.97	10.51
Assets, end of period $	1,626,878	111,631	30,493	1,420
Investment income ratio*	8.30%	8.85%	7.25%	12.18%
Total return, lowest to highest**	(17.73%) to (12.60%)	5.74% to 8.00%	3.40% to 5.33%	1.92%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	All Asset Portfolio Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	81,342	79,490	57,862	6,742	—
Units issued	207,113	12,737	35,431	61,430	6,847
Units redeemed	(187,572)	(10,885)	(13,803)	(10,310)	(105)

Units, end of period	100,883	81,342	79,490	57,862	6,742

Unit value, end of period $	14.01	16.72	15.48	14.83	14.00
Assets, end of period $	1,413,930	1,359,873	1,230,463	858,236	94,388
Investment income ratio*	4.37%	7.29%	5.55%	4.96%	6.59%
Total return, lowest to highest**	(16.17%)	8.00%	4.36%	5.95%	12.00%

(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	All Cap Core Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	26,819	11,893	—
Units issued	37,805	22,754	12,575
Units redeemed	(14,648)	(7,828)	(682)

Units, end of period	49,976	26,819	11,893

Unit value, end of period $	8.05	13.34	12.98
Assets, end of period $	402,516	357,657	154,432
Investment income ratio*	2.26%	1.58%	0.13%
Total return, lowest to highest**	(39.60%) to (26.69%)	0.17% to 2.70%	10.72% to 14.77%

(a)	Fund available in prior year but no activity.

	Sub-Account
	All Cap Core Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	643,519	743,412	828,823	983,111	1,000,982
Units issued	17,373	54,025	149,820	35,817	98,257
Units redeemed	(96,377)	(153,918)	(235,231)	(190,105)	(116,128)

Units, end of period	564,515	643,519	743,412	828,823	983,111

Unit value, end of period $	12.92	21.40	20.85	18.17	16.66
Assets, end of period $	7,293,346	13,771,188	15,496,358	15,056,619	16,373,327
Investment income ratio*	1.65%	1.41%	0.68%	0.79%	0.43%
Total return, lowest to highest**	(39.63%)	2.66%	14.75%	9.08%	16.33%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	All Cap Growth Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	23,031	15,291	—
Units issued	52,806	32,831	17,562
Units redeemed	(33,526)	(25,091)	(2,271)

Units, end of period	42,311	23,031	15,291

Unit value, end of period $	8.09	13.92	12.42
Assets, end of period $	342,145	320,583	189,900
Investment income ratio*	0.53%	0.16%	0.00%
Total return, lowest to highest**	(41.91%) to (26.41%)	4.36% to 12.08%	2.94% to 6.63%

(a)	Fund available in prior year but no activity.

	Sub-Account
	All Cap Growth Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	615,575	706,258	746,548	813,617	892,043
Units issued	19,782	29,987	64,128	46,378	63,325
Units redeemed	(140,643)	(120,670)	(104,418)	(113,447)	(141,751)

Units, end of period	494,714	615,575	706,258	746,548	813,617

Unit value, end of period $	15.15	26.10	23.29	21.85	20.05
Assets, end of period $	7,496,409	16,066,423	16,449,878	16,315,444	16,314,369
Investment income ratio*	0.28%	0.05%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(41.94%)	12.06%	6.58%	8.98%	6.52%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	All Cap Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	55,282	13,493	—
Units issued	80,202	54,729	17,209
Units redeemed	(25,894)	(12,940)	(3,716)

Units, end of period	109,590	55,282	13,493

Unit value, end of period $	9.78	13.74	12.64
Assets, end of period $	1,071,959	759,424	170,565
Investment income ratio*	1.10%	2.38%	0.01%
Total return, lowest to highest**	(28.80%) to (19.83%)	2.47% to 8.68%	6.65% to 13.82%

(a)	Fund available in prior year but no activity.

	Sub-Account
	All Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	184,657	200,061	190,173	348,168	285,504
Units issued	41,713	24,805	47,919	59,250	336,402
Units redeemed	(18,236)	(40,209)	(38,031)	(217,245)	(273,738)

Units, end of period	208,134	184,657	200,061	190,173	348,168

Unit value, end of period $	13.54	19.02	17.55	15.44	14.60
Assets, end of period $	2,818,708	3,511,406	3,511,855	2,935,720	5,084,421
Investment income ratio*	0.89%	1.75%	0.90%	0.56%	0.40%
Total return, lowest to highest**	(28.78%)	8.32%	13.71%	5.71%	15.96%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
American Asset Allocation Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	301,470
Units redeemed	(41,359)

Units, end of period	260,111

Unit value, end of period $	7.26
Assets, end of period $	1,888,618
Investment income ratio*	7.29%
Total return, lowest to highest**	(28.47%) to (19.62%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

	Sub-Account
	American Blue Chip Income and Growth Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	465,570	358,100	244,289	179,279	75,766
Units issued	228,811	195,210	132,663	80,849	110,409
Units redeemed	(83,902)	(87,740)	(18,852)	(15,839)	(6,896)

Units, end of period	610,479	465,570	358,100	244,289	179,279

Unit value, end of period $	12.48 to 8.36	13.21 to 19.72	12.99 to 19.40	16.58	15.53
Assets, end of period $	6,477,340	8,273,820	6,749,187	4,051,366	2,784,837
Investment income ratio*	4.52%	2.50%	0.50%	0.27%	0.00%
Total return, lowest to highest**	(36.72%) to (22.98%)	(2.84%) to 1.65%	13.18% to 16.99%	6.76%	9.32%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	American Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (r)
Units, beginning of period	314,461	87,501	3,980	—
Units issued	193,030	643,737	87,757	3,996
Units redeemed	(75,872)	(416,777)	(4,236)	(16)

Units, end of period	431,619	314,461	87,501	3,980

Unit value, end of period $	10.02 to 12.52	11.10 to 13.87	10.78 to 13.47	10.11 to 12.64
Assets, end of period $	4,710,940	3,942,230	1,123,885	50,313
Investment income ratio*	9.93%	4.22%	0.00%	0.00%
Total return, lowest to highest**	(10.67%) to (6.10%)	2.36% to 2.96%	5.39% to 6.57%	1.13%

(r)	Reflects the period from commencement of operations on October 31, 2005 through December 31, 2005.

	Sub-Account
	American Growth Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	2,342,984	1,738,879	1,143,247	545,616	137,745
Units issued	1,671,199	892,176	700,598	673,912	427,410
Units redeemed	(822,686)	(288,071)	(104,966)	(76,281)	(19,539)

Units, end of period	3,191,497	2,342,984	1,738,879	1,143,247	545,616

Unit value, end of period $	12.36 to 8.21	14.71	13.15 to 19.79	11.97 to 18.02	15.57
Assets, end of period $	33,818,004	46,630,648	33,139,292	20,601,851	8,493,287
Investment income ratio*	2.13%	1.21%	0.29%	0.00%	0.00%
Total return, lowest to highest**	(44.20%) to (31.29%)	3.36% to 11.94%	5.98% to 9.80%	8.06% to 15.79%	12.10%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	American Growth-Income Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,040,281	679,810	521,355	449,119	82,521
Units issued	470,399	441,217	216,940	149,136	380,820
Units redeemed	(254,220)	(80,746)	(58,485)	(76,900)	(14,222)

Units, end of period	1,256,460	1,040,281	679,810	521,355	449,119

Unit value, end of period $	8.17	13.20 to 19.70	12.61 to 18.83	10.99 to 16.40	15.56
Assets, end of period $	12,746,026	18,035,767	12,406,440	8,548,154	6,986,508
Investment income ratio*	2.27%	2.89%	1.04%	0.45%	0.27%
Total return, lowest to highest**	(38.08%) to (24.49%)	(0.67%) to 4.64%	11.61% to 14.80%	2.77% to 5.44%	9.96%

	Sub-Account
	American International Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,335,767	953,997	691,580	464,968	162,566
Units issued	666,694	613,619	465,773	275,981	508,234
Units redeemed	(413,373)	(231,849)	(203,356)	(49,369)	(205,832)

Units, end of period	1,589,088	1,335,767	953,997	691,580	464,968

Unit value, end of period $	17.85 to 10.14	17.60 to 30.98	14.72 to 25.91	12.41 to 21.86	18.05
Assets, end of period $	21,999,643	35,473,301	22,969,248	15,109,849	8,393,946
Investment income ratio*	4.09%	2.31%	0.86%	0.64%	0.48%
Total return, lowest to highest**	(42.37%) to (26.02%)	9.35% to 19.58%	10.32% to 18.54%	12.31% to 21.07%	18.88%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Blue Chip Growth Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	40,793	7,642	29	—
Units issued	64,266	39,576	9,536	29
Units redeemed	(16,378)	(6,425)	(1,923)	—

Units, end of period	88,681	40,793	7,642	29

Unit value, end of period $	39.69	69.05	61.21	55.85
Assets, end of period $	3,519,833	2,816,663	467,688	1,594
Investment income ratio*	0.40%	0.81%	0.03%	0.00%
Total return, lowest to highest**	(42.52%) to (28.71%)	5.35% to 12.81%	7.94% to 10.44%	4.67%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Blue Chip Growth Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,501,232	1,513,575	1,703,650	1,815,010	1,870,417
Units issued	157,192	193,922	77,248	152,090	179,087
Units redeemed	(244,888)	(206,265)	(267,323)	(263,450)	(234,494)

Units, end of period	1,413,536	1,501,232	1,513,575	1,703,650	1,815,010

Unit value, end of period $	16.36	28.46	25.24	23.03	21.81
Assets, end of period $	23,118,554	42,725,551	38,206,324	39,243,002	39,592,296
Investment income ratio*	0.32%	0.72%	0.20%	0.40%	0.11%
Total return, lowest to highest**	(42.53%)	12.75%	9.59%	5.60%	9.03%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Brandes International Equity Trust
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	36,448	438	—
Units issued	39,229	37,706	892
Units redeemed	(39,312)	(1,696)	(454)

Units, end of period	36,365	36,448	438

Unit value, end of period $	22.36	37.17	34.41
Assets, end of period $	813,066	1,354,678	15,086
Investment income ratio*	4.49%	3.86%	3.65%
Total return, lowest to highest**	(39.84%) to (24.43%)	0.84% to 8.01%	14.79% to 26.78%

(a)	Fund available in prior year but no activity.

	Sub-Account
	Business Opportunity Value Trust
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	46,273	1,426	—
Units issued	71,242	48,372	2,108
Units redeemed	(49,289)	(3,525)	(682)

Units, end of period	68,226	46,273	1,426

Unit value, end of period $	10.58	16.15	15.32
Assets, end of period $	721,884	747,303	21,842
Investment income ratio*	0.05%	1.25%	1.63%
Total return, lowest to highest**	(34.70%) to (23.56%)	0.63% to 5.44%	11.94% to 13.89%

(a)	Fund available in prior year but no activity.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Capital Appreciation Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	85,512	44,224	53	—
Units issued	116,994	76,983	52,244	53
Units redeemed	(25,728)	(35,695)	(8,073)	—

Units, end of period	176,778	85,512	44,224	53

Unit value, end of period $	8.72	13.89	12.43	12.15
Assets, end of period $	1,540,973	1,187,598	549,868	640
Investment income ratio*	0.73%	0.46%	0.00%	0.00%
Total return, lowest to highest**	(37.24%) to (23.78%)	7.66% to 11.70%	0.97% to 7.46%	8.44%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Capital Appreciation Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,616,971	1,713,529	427,964	215,907	137,603
Units issued	81,782	83,337	1,757,436	387,465	104,968
Units redeemed	(238,629)	(179,895)	(471,871)	(175,408)	(26,664)

Units, end of period	1,460,124	1,616,971	1,713,529	427,964	215,907

Unit value, end of period $	8.90	14.18	12.71	12.43	10.90
Assets, end of period $	12,999,758	22,931,837	21,773,547	5,317,782	2,353,509
Investment income ratio*	0.45%	0.29%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(37.22%)	11.61%	2.26%	13.99%	9.33%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Capital Appreciation Value Trust Series 0
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	61,493
Units redeemed	(9,060)

Units, end of period	52,433

Unit value, end of period $	7.27
Assets, end of period $	381,132
Investment income ratio*	1.93%
Total return, lowest to highest**	(27.77%) to (21.81%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

Sub-Account
Capital Appreciation Value Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	2,863
Units redeemed	(17)

Units, end of period	2,846

Unit value, end of period $	7.27
Assets, end of period $	20,677
Investment income ratio*	3.07%
Total return, lowest to highest**	(27.34%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Classic Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	145,466	35,333	155	—
Units issued	135,382	135,655	37,458	160
Units redeemed	(46,143)	(25,522)	(2,280)	(5)

Units, end of period	234,705	145,466	35,333	155

Unit value, end of period $	6.23	11.44	13.09	11.27
Assets, end of period $	1,462,303	1,664,561	462,509	1,747
Investment income ratio*	2.70%	2.74%	2.65%	3.70%
Total return, lowest to highest**	(45.55%) to (29.61%)	(12.58%) to (12.50%)	13.46% to 16.14%	4.11%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Classic Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	598,591	590,103	367,626	14,835	—
Units issued	27,580	53,006	376,498	461,900	18,133
Units redeemed	(447,321)	(44,518)	(154,021)	(109,109)	(3,298)

Units, end of period	178,850	598,591	590,103	367,626	14,835

Unit value, end of period $	8.41	15.44	17.67	15.22	13.91
Assets, end of period $	1,503,606	9,243,380	10,424,108	5,596,604	206,397
Investment income ratio*	1.47%	1.61%	1.06%	2.63%	0.68%
Total return, lowest to highest**	(45.55%)	(12.58%)	16.04%	9.42%	11.31%

(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Core Allocation Plus Trust Series 0
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	26,450
Units redeemed	(2,195)

Units, end of period	24,255

Unit value, end of period $	6.91
Assets, end of period $	167,531
Investment income ratio*	1.25%
Total return, lowest to highest**	(31.54%) to (20.17%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

Sub-Account
Core Allocation Plus Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	2,697
Units redeemed	(94)

Units, end of period	2,603

Unit value, end of period $	6.91
Assets, end of period $	17,989
Investment income ratio*	0.99%
Total return, lowest to highest**	(30.89%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Core Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	6,608	1,619	—
Units issued	45,229	6,309	1,819
Units redeemed	(4,989)	(1,320)	(200)

Units, end of period	46,848	6,608	1,619

Unit value, end of period $	11.53	11.15	10.48
Assets, end of period $	539,932	73,690	16,975
Investment income ratio*	10.35%	8.63%	2.71%
Total return, lowest to highest**	1.09% to 3.36%	4.77% to 6.36%	3.76% to 4.71%

(a)	Fund available in prior year but no activity.

	Sub-Account
	Core Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	7,401	6,596	1,342	—
Units issued	65,912	7,031	6,046	1,360
Units redeemed	(4,936)	(6,226)	(792)	(18)

Units, end of period	68,377	7,401	6,596	1,342

Unit value, end of period $	14.39	13.93	13.11	12.63
Assets, end of period $	983,878	103,082	86,467	16,947
Investment income ratio*	13.33%	6.90%	3.31%	0.00%
Total return, lowest to highest**	3.29%	6.27%	3.79%	1.04%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Core Equity Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	32,819	6,970	—
Units issued	102,127	35,758	7,761
Units redeemed	(29,216)	(9,909)	(791)

Units, end of period	105,730	32,819	6,970

Unit value, end of period $	5.28	11.59	12.31
Assets, end of period $	558,164	380,474	85,817
Investment income ratio*	24.03%	0.05%	0.00%
Total return, lowest to highest**	(54.46%) to (30.69%)	(6.41%) to (5.85%)	6.73% to 12.62%

(a)	Fund available in prior year but no activity.

	Sub-Account
	Core Equity Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	99,898	77,672	60,991	4,828	—
Units issued	34,299	34,366	37,117	57,288	4,889
Units redeemed	(16,171)	(12,140)	(20,436)	(1,125)	(61)

Units, end of period	118,026	99,898	77,672	60,991	4,828

Unit value, end of period $	6.89	15.14	16.08	15.07	14.23
Assets, end of period $	813,721	1,512,250	1,249,336	919,134	68,707
Investment income ratio*	14.66%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(54.46%)	(5.89%)	6.73%	5.90%	13.84%

(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	CSI Equity Trust
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	93,485	25,653	—
Units issued	80,569	70,933	26,545
Units redeemed	(5,158)	(3,101)	(892)

Units, end of period	168,896	93,485	25,653

Unit value, end of period $	12.61	18.48	17.02
Assets, end of period $	2,129,023	1,727,702	436,518
Investment income ratio*	1.45%	1.50%	1.71%
Total return, lowest to highest**	(31.79%) to (20.72%)	4.87% to 8.61%	16.88% to 17.90%

(a)	Fund available in prior year but no activity.

Sub-Account
Disciplined Diversification Trust Series 0
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	276,790
Units redeemed	(32,775)

Units, end of period	244,015

Unit value, end of period $	7.22
Assets, end of period $	1,761,052
Investment income ratio*	5.06%
Total return, lowest to highest**	(28.63%) to (18.51%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Disciplined Diversification Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	751
Units redeemed	(12)

Units, end of period	739

Unit value, end of period $	7.21
Assets, end of period $	5,332
Investment income ratio*	3.12%
Total return, lowest to highest**	(27.87%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

	Sub-Account
	Dynamic Growth Trust Series 0
	Year Ended Dec. 31/08 (ad)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	16,720	4,413	2	—
Units issued	5,194	18,549	4,735	2
Units redeemed	(21,914)	(6,242)	(324)	—

Units, end of period	—	16,720	4,413	2

Unit value, end of period $	12.82	14.19	12.96	11.70
Assets, end of period $	—	237,176	57,198	19
Investment income ratio*	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(9.61%)	1.69% to 9.44%	3.07% to 10.83%	4.01%

(ad)	Terminated as an investment option and funds transferred to Mid Cap Stock Trust on April 28, 2008.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Dynamic Growth Trust Series 1
	Year Ended Dec. 31/08 (ad)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	936,987	907,896	1,392,191	1,148,353	1,137,436
Units issued	15,929	203,631	177,716	511,560	138,220
Units redeemed	(952,916)	(174,540)	(662,011)	(267,722)	(127,303)

Units, end of period	—	936,987	907,896	1,392,191	1,148,353

Unit value, end of period $	5.97	6.61	6.05	5.45	4.85
Assets, end of period $	—	6,195,207	5,493,471	7,587,284	5,568,057
Investment income ratio*	0.00%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(9.66%)	9.27%	11.02%	12.40%	10.01%

(ad)	Terminated as an investment option and funds transferred to Mid Cap Stock Trust on April 28, 2008.

	Sub-Account
	Emerging Growth Trust Series 0
	Year Ended Dec. 31/08 (p)	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	38,638	11,398	—
Units issued	72,752	33,099	12,581
Units redeemed	(111,390)	(5,859)	(1,183)

Units, end of period	—	38,638	11,398

Unit value, end of period $	7.09	13.88	13.34
Assets, end of period $	—	536,174	152,055
Investment income ratio*	0.38%	0.24%	0.00%
Total return, lowest to highest**	(48.90%) to (37.59%)	0.36% to 4.02%	2.01% to 11.59%

(p)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.
(a)	Fund available in prior year but no activity.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Emerging Growth Trust Series 1
	Year Ended Dec. 31/08 (p)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	46,495	61,315	72,642	35,131	14,999
Units issued	12,203	38,789	29,567	73,530	26,543
Units redeemed	(58,698)	(53,609)	(40,894)	(36,019)	(6,411)

Units, end of period	—	46,495	61,315	72,642	35,131

Unit value, end of period $	11.15	21.82	21.00	18.82	17.48
Assets, end of period $	—	1,014,458	1,287,823	1,367,168	614,154
Investment income ratio*	0.41%	0.09%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(48.90%)	3.88%	11.59%	7.65%	6.90%

(p)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.

	Sub-Account
	Emerging Markets Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (h)
Units, beginning of period	34,509	—
Units issued	66,918	40,759
Units redeemed	(13,375)	(6,250)

Units, end of period	88,052	34,509

Unit value, end of period $	5.77	11.99
Assets, end of period $	507,699	413,901
Investment income ratio*	3.11%	1.63%
Total return, lowest to highest**	(51.92%)	7.16% to 19.94%

(h)	Reflects the period from commencement of operations on April 30, 2007 through December 31, 2007.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Emerging Markets Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (h)
Units, beginning of period	70,658	—
Units issued	394,873	323,440
Units redeemed	(78,902)	(252,782)

Units, end of period	386,629	70,658

Unit value, end of period $	7.21	15.00
Assets, end of period $	2,787,213	1,059,804
Investment income ratio*	3.88%	1.19%
Total return, lowest to highest**	(51.94%)	19.99%

(h)	Reflects the period from commencement of operations on April 30, 2007 through December 31, 2007.

	Sub-Account
	Emerging Small Company Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	91,854	27,387	176	—
Units issued	73,437	75,648	30,808	176
Units redeemed	(14,963)	(11,181)	(3,597)	—

Units, end of period	150,328	91,854	27,387	176

Unit value, end of period $	7.29	12.83	11.87	11.59
Assets, end of period $	1,095,246	1,178,859	325,215	2,044
Investment income ratio*	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(43.23%) to (31.25%)	0.05% to 8.08%	(5.35%) to 2.44%	4.14%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Emerging Small Company Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	670,667	755,137	833,633	934,063	1,067,807
Units issued	7,679	8,589	27,379	23,031	35,210
Units redeemed	(90,146)	(93,059)	(105,875)	(123,461)	(168,954)

Units, end of period	588,200	670,667	755,137	833,633	934,063

Unit value, end of period $	40.52	71.43	66.12	64.56	61.46
Assets, end of period $	23,834,138	47,910,351	49,927,098	53,821,139	57,409,523
Investment income ratio*	0.00%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(43.28%)	8.05%	2.41%	5.04%	11.52%

	Sub-Account
	Equity-Income Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	190,329	44,286	1,467	—
Units issued	150,275	185,002	46,313	1,469
Units redeemed	(32,680)	(38,959)	(3,494)	(2)

Units, end of period	307,924	190,329	44,286	1,467

Unit value, end of period $	19.40	30.29	29.30	24.61
Assets, end of period $	5,975,008	5,764,993	1,297,432	36,113
Investment income ratio*	3.09%	3.24%	0.68%	0.00%
Total return, lowest to highest**	(35.94%) to (23.36%)	(0.41%) to 3.39%	14.00% to 19.05%	1.57%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Equity-Income Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,905,393	2,003,642	2,132,819	2,412,742	2,332,214
Units issued	128,512	147,768	178,419	246,902	284,993
Units redeemed	(322,401)	(246,017)	(307,596)	(526,825)	(204,465)

Units, end of period	1,711,504	1,905,393	2,003,642	2,132,819	2,412,742

Unit value, end of period $	19.49	30.44	29.45	24.74	23.81
Assets, end of period $	33,359,115	57,992,370	59,007,712	52,773,756	57,447,214
Investment income ratio*	2.39%	2.88%	1.51%	1.27%	1.24%
Total return, lowest to highest**	(35.96%)	3.35%	19.02%	3.92%	14.81%

	Sub-Account
	Financial Services Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	37,620	12,570	21	—
Units issued	110,768	32,535	13,168	23
Units redeemed	(32,249)	(7,485)	(619)	(2)

Units, end of period	116,139	37,620	12,570	21

Unit value, end of period $	11.79	21.29	22.83	18.53
Assets, end of period $	1,368,921	800,870	286,925	385
Investment income ratio*	1.36%	1.55%	0.01%	0.00%
Total return, lowest to highest**	(44.63%) to (28.65%)	(6.73%) to (3.84%)	19.86% to 23.16%	8.43%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Financial Services Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	179,750	260,203	186,864	163,128	118,024
Units issued	88,029	145,683	205,741	64,532	60,023
Units redeemed	(59,162)	(226,136)	(132,402)	(40,796)	(14,919)

Units, end of period	208,617	179,750	260,203	186,864	163,128

Unit value, end of period $	9.82	17.74	19.04	15.46	14.09
Assets, end of period $	2,048,333	3,188,630	4,953,510	2,889,405	2,297,778
Investment income ratio*	1.04%	1.17%	0.28%	0.38%	0.34%
Total return, lowest to highest**	(44.65%)	(6.81%)	23.11%	9.78%	10.38%

Sub-Account
Franklin Templeton Founding Allocation Trust Series 0
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	140,744
Units redeemed	(19,996)

Units, end of period	120,748

Unit value, end of period $	6.79
Assets, end of period $	820,057
Investment income ratio*	10.70%
Total return, lowest to highest**	(32.68%) to (21.32%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Franklin Templeton Founding Allocation Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	20,207
Units redeemed	(156)

Units, end of period	20,051

Unit value, end of period $	6.79
Assets, end of period $	136,112
Investment income ratio*	9.47%
Total return, lowest to highest**	(32.12%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

	Sub-Account
	Frontier Capital Appreciation Trust
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	11,432	249	—
Units issued	17,617	12,492	271
Units redeemed	(11,296)	(1,309)	(22)

Units, end of period	17,753	11,432	249

Unit value, end of period $	26.44	45.60	40.75
Assets, end of period $	469,300	521,298	10,122
Investment income ratio*	0.00%	0.00%	0.00%
Total return, lowest to highest**	(42.03%) to (33.95%)	2.22% to 11.92%	6.09% to 16.35%

(a)	Fund available in prior year but no activity.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Fundamental Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	217,370	115,334	141	—
Units issued	335,263	153,127	124,158	141
Units redeemed	(31,200)	(51,091)	(8,965)	—

Units, end of period	521,433	217,370	115,334	141

Unit value, end of period $	8.02	13.20	12.68	11.07
Assets, end of period $	4,180,215	2,869,319	1,462,722	1,557
Investment income ratio*	1.33%	1.90%	0.07%	0.00%
Total return, lowest to highest**	(39.27%) to (27.52%)	1.75% to 4.08%	12.76% to 14.55%	5.45%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Fundamental Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	839,619	843,213	849,648	695,383	590,460
Units issued	1,944,160	82,479	133,558	220,265	491,439
Units redeemed	(169,348)	(86,073)	(139,993)	(66,000)	(386,516)

Units, end of period	2,614,431	839,619	843,213	849,648	695,383

Unit value, end of period $	11.23	18.50	17.78	15.53	14.27
Assets, end of period $	29,351,918	15,533,588	14,994,270	13,193,852	9,921,146
Investment income ratio*	2.04%	1.61%	0.78%	0.41%	0.54%
Total return, lowest to highest**	(39.32%)	4.04%	14.51%	8.85%	11.80%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Global Allocation Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	122,877	9,883	71	—
Units issued	122,603	131,974	10,770	101
Units redeemed	(28,876)	(18,980)	(958)	(30)

Units, end of period	216,604	122,877	9,883	71

Unit value, end of period $	8.51	12.93	12.31	10.84
Assets, end of period $	1,843,272	1,589,323	121,671	771
Investment income ratio*	7.20%	10.45%	0.24%	0.00%
Total return, lowest to highest**	(34.21%) to (24.39%)	2.47% to 5.06%	9.71% to 13.58%	3.65%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Global Allocation Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	413,568	379,029	152,291	132,952	89,002
Units issued	26,455	45,341	261,551	39,049	53,031
Units redeemed	(265,927)	(10,802)	(34,813)	(19,710)	(9,081)

Units, end of period	174,096	413,568	379,029	152,291	132,952

Unit value, end of period $	9.55	14.54	13.83	12.18	11.47
Assets, end of period $	1,662,726	6,011,840	5,240,771	1,855,210	1,525,012
Investment income ratio*	3.05%	6.89%	1.08%	0.98%	0.93%
Total return, lowest to highest**	(34.29%)	5.14%	13.50%	6.20%	12.73%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Global Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	101,209	17,041	89	—
Units issued	214,587	124,717	18,077	89
Units redeemed	(69,561)	(40,549)	(1,125)	—

Units, end of period	246,235	101,209	17,041	89

Unit value, end of period $	21.38	22.37	20.41	19.39
Assets, end of period $	5,264,809	2,264,010	347,795	1,721
Investment income ratio*	0.45%	8.78%	0.00%	0.00%
Total return, lowest to highest**	(10.44%) to (1.77%)	7.85% to 9.61%	1.63% to 5.64%	(2.91%)

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Global Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	378,221	297,509	322,524	286,806	236,589
Units issued	169,048	133,164	120,068	98,791	107,553
Units redeemed	(193,943)	(52,452)	(145,083)	(63,073)	(57,336)

Units, end of period	353,326	378,221	297,509	322,524	286,806

Unit value, end of period $	21.36	22.36	20.39	19.37	20.73
Assets, end of period $	7,545,805	8,456,390	6,067,380	6,248,309	5,945,240
Investment income ratio*	0.66%	8.07%	0.00%	4.56%	3.61%
Total return, lowest to highest**	(4.48%)	9.63%	5.27%	(6.54%)	10.24%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Global Real Estate Trust Series 0
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	31,117
Units redeemed	(2,751)

Units, end of period	28,366

Unit value, end of period $	5.57
Assets, end of period $	158,101
Investment income ratio*	13.12%
Total return, lowest to highest**	(44.26%) to (31.57%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

Sub-Account
Global Real Estate Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	8,126
Units redeemed	(130)

Units, end of period	7,996

Unit value, end of period $	5.57
Assets, end of period $	44,526
Investment income ratio*	10.79%
Total return, lowest to highest**	(44.31%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Global Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	126,882	17,172	521	—
Units issued	121,812	156,179	20,726	521
Units redeemed	(78,944)	(46,469)	(4,075)	—

Units, end of period	169,750	126,882	17,172	521

Unit value, end of period $	8.32	13.75	13.57	11.27
Assets, end of period $	1,412,211	1,744,368	233,002	5,867
Investment income ratio*	2.39%	2.20%	0.33%	0.00%
Total return, lowest to highest**	(39.49%) to (23.39%)	(1.71%) to 1.32%	12.88% to 20.42%	4.59%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Global Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	580,663	616,455	608,573	643,035	666,250
Units issued	21,813	42,055	100,069	31,573	81,135
Units redeemed	(93,071)	(77,847)	(92,187)	(66,035)	(104,350)

Units, end of period	509,405	580,663	616,455	608,573	643,035

Unit value, end of period $	15.43	25.52	25.19	20.93	18.90
Assets, end of period $	7,859,543	14,819,721	15,525,583	12,738,420	12,156,585
Investment income ratio*	1.89%	2.27%	1.27%	1.25%	1.69%
Total return, lowest to highest**	(39.55%)	1.34%	20.32%	10.72%	14.75%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Growth & Income Trust Series 0
	Year Ended Dec. 31/08 (ac)	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (e)	Year Ended Dec. 31/05 (b)
Units, beginning of period	45,212	14,132	538	—
Units issued	12,799	35,773	15,640	538
Units redeemed	(58,011)	(4,693)	(2,046)	—

Units, end of period	—	45,212	14,132	538

Unit value, end of period $	75.32	82.20	78.98	70.07
Assets, end of period $	—	3,716,284	1,116,178	37,698
Investment income ratio*	0.56%	1.91%	0.14%	0.00%
Total return, lowest to highest**	(8.36%)	1.54% to 4.07%	10.92% to 12.72%	4.78%

(ac)	Terminated as an investment option and funds transferred to Optimized All Cap Trust on April 28, 2008.
(e)	Fund renamed on May 1, 2006. Previously known as Growth & Income Trust II.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Health Sciences Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	96,833	43,543	19	—
Units issued	135,216	66,550	54,129	20
Units redeemed	(43,596)	(13,260)	(10,605)	(1)

Units, end of period	188,453	96,833	43,543	19

Unit value, end of period $	12.11	17.26	14.66	13.52
Assets, end of period $	2,281,170	1,671,128	638,287	256
Investment income ratio*	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(29.86%) to (21.80%)	11.46% to 17.73%	4.52% to 13.10%	9.75%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Health Sciences Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	366,728	309,378	414,571	289,642	208,392
Units issued	429,784	212,104	132,428	188,126	173,743
Units redeemed	(461,572)	(154,754)	(237,621)	(63,197)	(92,493)

Units, end of period	334,940	366,728	309,378	414,571	289,642

Unit value, end of period $	15.58	22.23	18.89	17.43	15.48
Assets, end of period $	5,219,205	8,152,233	5,844,448	7,226,506	4,482,118
Investment income ratio*	0.00%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(29.90%)	17.67%	8.37%	12.64%	15.31%

	Sub-Account
	High Yield Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	73,752	17,277	232	—
Units issued	134,571	82,542	19,407	240
Units redeemed	(33,371)	(26,067)	(2,362)	(8)

Units, end of period	174,952	73,752	17,277	232

Unit value, end of period $	9.19	13.03	12.82	11.61
Assets, end of period $	1,607,698	961,063	221,508	2,697
Investment income ratio*	11.18%	14.21%	0.42%	0.00%
Total return, lowest to highest**	(29.78%) to (24.36%)	1.64% to 3.36%	7.71% to 10.48%	0.79%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	High Yield Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	608,635	820,106	900,558	887,651	896,166
Units issued	135,737	465,144	570,917	1,156,583	1,033,024
Units redeemed	(107,029)	(676,615)	(651,369)	(1,143,676)	(1,041,539)

Units, end of period	637,343	608,635	820,106	900,558	887,651

Unit value, end of period $	13.96	19.81	19.49	17.65	17.03
Assets, end of period $	8,896,592	12,054,256	15,981,183	15,900,525	15,113,826
Investment income ratio*	10.10%	11.78%	6.72%	5.02%	4.85%
Total return, lowest to highest**	(29.52%)	1.64%	10.37%	3.70%	11.06%

	Sub-Account
	Income & Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	46,038	2,772	59	—
Units issued	19,856	48,931	2,848	59
Units redeemed	(15,753)	(5,665)	(135)	—

Units, end of period	50,141	46,038	2,772	59

Unit value, end of period $	8.34	11.93	11.80	10.85
Assets, end of period $	418,351	549,317	32,712	644
Investment income ratio*	3.04%	4.99%	0.17%	0.00%
Total return, lowest to highest**	(30.07%) to (17.93%)	(1.62%) to 1.11%	6.71% to 8.77%	2.71%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Income & Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,469,682	1,661,476	1,786,282	2,007,363	759,656
Units issued	34,479	31,753	58,241	114,938	1,540,620
Units redeemed	(179,450)	(223,547)	(183,047)	(336,019)	(292,913)

Units, end of period	1,324,711	1,469,682	1,661,476	1,786,282	2,007,363

Unit value, end of period $	15.20	21.75	21.51	19.80	18.82
Assets, end of period $	20,134,333	31,968,921	35,743,879	35,365,263	37,770,719
Investment income ratio*	3.08%	3.96%	1.99%	1.70%	0.62%
Total return, lowest to highest**	(30.13%)	1.11%	8.66%	5.22%	7.64%

Sub-Account
Index Allocation Trust Series 0
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	57,115
Units redeemed	(15,309)

Units, end of period	41,806

Unit value, end of period $	7.52
Assets, end of period $	314,295
Investment income ratio*	4.26%
Total return, lowest to highest**	(25.51%) to (17.79%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Index Allocation Trust Series 1
Year Ended Dec. 31/08 (n)
Units, beginning of period	—
Units issued	728
Units redeemed	(16)

Units, end of period	712

Unit value, end of period $	7.52
Assets, end of period $	5,346
Investment income ratio*	4.16%
Total return, lowest to highest**	(24.84%)

(n)	Reflects the period from commencement of operations on April 28, 2008 through December 31, 2008.

	Sub-Account
	International Core Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (f)	Year Ended Dec. 31/05 (b)
Units, beginning of period	165,333	44,439	147	—
Units issued	156,585	167,352	47,659	160
Units redeemed	(31,781)	(46,458)	(3,367)	(13)

Units, end of period	290,137	165,333	44,439	147

Unit value, end of period $	10.16	16.55	14.84	11.89
Assets, end of period $	2,948,335	2,735,485	659,612	1,747
Investment income ratio*	6.58%	2.70%	0.45%	0.00%
Total return, lowest to highest**	(38.58%) to (22.22%)	3.06% to 11.46%	12.48% to 24.81%	10.00%

(f)	Fund renamed on May 1, 2006. Previously known as International Stock Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	International Core Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (f)	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,267,527	1,379,369	1,574,644	1,597,724	1,779,013
Units issued	57,825	172,874	199,302	208,412	270,167
Units redeemed	(145,396)	(284,716)	(394,577)	(231,492)	(451,456)

Units, end of period	1,179,956	1,267,527	1,379,369	1,574,644	1,597,724

Unit value, end of period $	13.84	22.54	20.23	16.22	13.99
Assets, end of period $	16,328,396	28,576,915	27,910,801	25,536,350	22,347,931
Investment income ratio*	5.21%	2.20%	0.60%	0.76%	0.84%
Total return, lowest to highest**	(38.62%)	11.42%	24.77%	15.94%	15.59%

(f)	Fund renamed on May 1, 2006. Previously known as International Stock Trust.

	Sub-Account
	International Equity Index Trust A Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (c)	Year Ended Dec. 31/04 (d)
Units, beginning of period	401,232	354,913	282,461	280,538	—
Units issued	173,638	102,021	175,803	135,805	329,326
Units redeemed	(141,969)	(55,702)	(103,351)	(133,882)	(48,788)

Units, end of period	432,901	401,232	354,913	282,461	280,538

Unit value, end of period $	13.87	25.00	21.66	17.26	14.81
Assets, end of period $	6,003,063	10,033,176	7,689,141	4,876,719	4,153,578
Investment income ratio*	2.15%	3.92%	0.72%	0.75%	0.48%
Total return, lowest to highest**	(44.54%)	15.42%	25.48%	16.61%	18.44%

(c)	Fund renamed on May 2, 2005. Previously known as International Equity Index Fund.
(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	International Equity Index Trust B Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	115,068	17,730	56	—
Units issued	115,371	194,216	19,452	60
Units redeemed	(44,875)	(96,878)	(1,778)	(4)

Units, end of period	185,564	115,068	17,730	56

Unit value, end of period $	26.52	47.69	41.18	32.39
Assets, end of period $	4,921,514	5,487,278	730,024	1,804
Investment income ratio*	3.18%	5.61%	0.17%	0.00%
Total return, lowest to highest**	(44.38%) to (27.72%)	6.22% to 15.82%	15.34% to 27.11%	9.94%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	International Opportunities Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	123,540	20,208	43	—
Units issued	137,348	113,238	22,683	43
Units redeemed	(55,287)	(9,906)	(2,518)	—

Units, end of period	205,601	123,540	20,208	43

Unit value, end of period $	9.16	18.51	15.41	12.43
Assets, end of period $	1,883,257	2,286,484	311,443	541
Investment income ratio*	1.61%	2.04%	0.04%	0.00%
Total return, lowest to highest**	(50.51%) to (34.21%)	14.07% to 20.10%	13.70% to 23.96%	15.80%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	International Opportunities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	289,267	194,092	11,505	—
Units issued	371,715	375,594	299,463	11,596
Units redeemed	(475,895)	(280,419)	(116,876)	(91)

Units, end of period	185,087	289,267	194,092	11,505

Unit value, end of period $	11.42	23.10	19.23	15.53
Assets, end of period $	2,113,584	6,681,311	3,732,687	178,679
Investment income ratio*	1.15%	1.99%	0.67%	0.00%
Total return, lowest to highest**	(50.56%)	20.10%	23.84%	24.24%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	International Small Cap Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	164,457	21,182	262	—
Units issued	165,816	175,012	30,818	340
Units redeemed	(51,318)	(31,737)	(9,898)	(78)

Units, end of period	278,955	164,457	21,182	262

Unit value, end of period $	7.39	15.73	14.27	11.18
Assets, end of period $	2,062,406	2,586,848	302,325	2,923
Investment income ratio*	3.53%	3.85%	0.32%	0.00%
Total return, lowest to highest**	(53.00%) to (37.64%)	(8.01%) to 10.20%	13.15% to 27.73%	5.67%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	International Small Cap Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	452,923	460,765	603,603	483,045	495,768
Units issued	107,379	349,294	271,647	542,640	272,973
Units redeemed	(141,749)	(357,136)	(414,485)	(422,082)	(285,696)

Units, end of period	418,553	452,923	460,765	603,603	483,045

Unit value, end of period $	14.52	30.89	28.05	21.96	19.94
Assets, end of period $	6,078,539	13,989,318	12,922,092	13,253,506	9,633,024
Investment income ratio*	2.70%	2.73%	1.23%	0.84%	0.12%
Total return, lowest to highest**	(52.98%)	10.13%	27.73%	10.11%	21.06%

	Sub-Account
	International Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	259,863	73,556	88	—
Units issued	281,212	244,711	82,565	89
Units redeemed	(98,703)	(58,404)	(9,097)	(1)

Units, end of period	442,372	259,863	73,556	88

Unit value, end of period $	9.15	15.95	14.55	11.23
Assets, end of period $	4,046,318	4,143,934	1,070,153	993
Investment income ratio*	4.45%	4.71%	0.22%	0.00%
Total return, lowest to highest**	(42.64%) to (26.82%)	5.24% to 9.61%	17.67% to 29.61%	4.80%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	International Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,564,989	1,763,611	1,600,518	1,081,276	800,132
Units issued	40,606	222,231	580,310	1,004,722	621,132
Units redeemed	(248,694)	(420,853)	(417,217)	(485,480)	(339,988)

Units, end of period	1,356,901	1,564,989	1,763,611	1,600,518	1,081,276

Unit value, end of period $	14.23	24.81	22.65	17.48	15.81
Assets, end of period $	19,301,098	38,827,351	39,949,803	27,977,424	17,098,318
Investment income ratio*	3.45%	4.22%	1.73%	0.72%	1.15%
Total return, lowest to highest**	(42.66%)	9.52%	29.60%	10.54%	21.55%

	Sub-Account
	Investment Quality Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	80,225	10,501	—
Units issued	160,301	82,285	11,284
Units redeemed	(55,551)	(12,561)	(783)

Units, end of period	184,975	80,225	10,501

Unit value, end of period $	10.97	11.15	10.50
Assets, end of period $	2,029,254	894,483	110,223
Investment income ratio*	8.35%	10.61%	1.26%
Total return, lowest to highest**	(3.10%) to 0.35%	4.83% to 6.23%	3.64% to 4.76%

(a)	Fund available in prior year but no activity.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Investment Quality Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	835,318	883,152	934,699	1,166,118	1,248,563
Units issued	29,684	67,579	80,538	179,811	91,517
Units redeemed	(134,184)	(115,413)	(132,085)	(411,230)	(173,962)

Units, end of period	730,818	835,318	883,152	934,699	1,166,118

Unit value, end of period $	23.30	23.70	22.31	21.55	21.07
Assets, end of period $	17,028,718	19,795,158	19,705,785	20,137,630	24,567,760
Investment income ratio*	6.47%	8.98%	5.99%	5.63%	5.94%
Total return, lowest to highest**	(1.67%)	6.21%	3.57%	2.27%	4.81%

	Sub-Account
	Large Cap Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	74,283	14,830	—
Units issued	61,227	64,255	15,487
Units redeemed	(16,153)	(4,802)	(657)

Units, end of period	119,357	74,283	14,830

Unit value, end of period $	7.84	12.96	12.77
Assets, end of period $	935,239	962,931	189,343
Investment income ratio*	1.95%	1.18%	0.02%
Total return, lowest to highest**	(39.55%) to (28.84%)	(1.46%) to 1.53%	13.34% to 14.38%

(a)	Fund available in prior year but no activity.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Large Cap Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	1,351,236	34,072	869	—
Units issued	29,850	1,587,795	148,535	130,131
Units redeemed	(123,856)	(270,631)	(115,332)	(129,262)

Units, end of period	1,257,230	1,351,236	34,072	869

Unit value, end of period $	9.79	16.19	15.97	13.96
Assets, end of period $	12,311,939	21,878,540	544,040	12,109
Investment income ratio*	1.42%	0.79%	0.02%	0.00%
Total return, lowest to highest**	(39.52%)	1.40%	14.36%	11.70%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Large Cap Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	312,808	40,849	285	—
Units issued	341,611	353,983	51,967	313
Units redeemed	(72,740)	(82,024)	(11,403)	(28)

Units, end of period	581,679	312,808	40,849	285

Unit value, end of period $	9.00	14.03	13.43	11.58
Assets, end of period $	5,233,006	4,389,271	548,776	3,297
Investment income ratio*	1.99%	1.30%	0.12%	0.00%
Total return, lowest to highest**	(35.89%) to (22.82%)	0.67% to 4.45%	11.34% to 16.03%	5.24%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Large Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	424,640	316,288	275,325	238,973	98,687
Units issued	99,090	164,214	198,243	338,735	371,768
Units redeemed	(106,809)	(55,862)	(157,280)	(302,383)	(231,482)

Units, end of period	416,921	424,640	316,288	275,325	238,973

Unit value, end of period $	17.41	27.16	26.02	22.44	19.43
Assets, end of period $	7,257,508	11,533,344	8,230,078	6,179,567	4,644,416
Investment income ratio*	1.61%	1.02%	0.46%	0.00%	1.05%
Total return, lowest to highest**	(35.91%)	4.38%	15.94%	15.48%	21.80%

	Sub-Account
	Lifestyle Aggressive Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (v)	Year Ended Dec. 31/05 (b)

Units, beginning of period	1,878,078	698,032	11,325	—
Units issued	2,218,963	1,303,383	808,006	11,962
Units redeemed	(583,475)	(123,337)	(121,299)	(637)

Units, end of period	3,513,566	1,878,078	698,032	11,325

Unit value, end of period $	8.41	14.50	13.34	11.55
Assets, end of period $	29,546,692	27,229,364	9,314,281	130,860
Investment income ratio*	2.63%	8.96%	1.56%	0.07%
Total return, lowest to highest**	(42.00%) to (28.35%)	2.48% to 8.66%	10.16% to 15.48%	5.92%

(v)	Fund renamed on May 1, 2006. Previously known as Lifestyle Aggressive 1000 Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Lifestyle Aggressive Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (v)	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	1,045,746	1,034,272	864,648	708,565	500,142
Units issued	165,571	131,507	321,777	209,457	284,558
Units redeemed	(116,025)	(120,033)	(152,153)	(53,374)	(76,135)

Units, end of period	1,095,292	1,045,746	1,034,272	864,648	708,565

Unit value, end of period $	14.08	24.27	22.36	19.37	17.51
Assets, end of period $	15,423,262	25,384,726	23,128,583	16,746,448	12,404,137
Investment income ratio*	1.89%	9.34%	7.30%	1.75%	0.65%
Total return, lowest to highest**	(41.99%)	8.55%	15.46%	10.64%	16.05%

(v)	Fund renamed on May 1, 2006. Previously known as Lifestyle Aggressive 1000 Trust.

	Sub-Account
	Lifestyle Balanced Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (w)	Year Ended Dec. 31/05 (b)

Units, beginning of period	3,616,870	1,155,928	30,197	—
Units issued	4,240,191	2,847,801	1,310,263	31,584
Units redeemed	(468,629)	(386,859)	(184,532)	(1,387)

Units, end of period	7,388,432	3,616,870	1,155,928	30,197

Unit value, end of period $	9.06	13.19	12.37	10.97
Assets, end of period $	66,910,374	47,697,845	14,300,087	331,175
Investment income ratio*	4.71%	7.59%	1.76%	0.18%
Total return, lowest to highest**	(31.33%) to (21.25%)	3.29% to 6.60%	9.80% to 12.80%	3.32%

(w)	Fund renamed on May 1, 2006. Previously known as Lifestyle Balanced 640 Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Lifestyle Balanced Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (w)	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	2,881,154	2,622,654	2,359,219	1,949,465	1,517,216
Units issued	262,253	543,402	476,514	527,854	619,032
Units redeemed	(216,872)	(284,902)	(213,079)	(118,100)	(186,783)

Units, end of period	2,926,535	2,881,154	2,622,654	2,359,219	1,949,465

Unit value, end of period $	18.27	26.60	24.98	22.16	20.73
Assets, end of period $	53,476,454	76,629,316	65,514,497	52,277,135	40,415,463
Investment income ratio*	3.34%	7.47%	5.23%	3.73%	2.06%
Total return, lowest to highest**	(31.30%)	6.47%	12.73%	6.88%	13.49%

(w)	Fund renamed on May 1, 2006. Previously known as Lifestyle Balanced 640 Trust.

	Sub-Account
	Lifestyle Conservative Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (x)	Year Ended Dec. 31/05 (b)

Units, beginning of period	200,767	122,621	10	—
Units issued	441,003	127,951	128,552	23
Units redeemed	(51,532)	(49,805)	(5,941)	(13)

Units, end of period	590,238	200,767	122,621	10

Unit value, end of period $	9.99	11.81	11.21	10.34
Assets, end of period $	5,895,568	2,371,123	1,374,679	100
Investment income ratio*	6.69%	9.09%	0.65%	0.00%
Total return, lowest to highest**	(16.40%) to (10.74%)	4.04% to 5.35%	7.10% to 8.44%	1.05%

(x)	Fund renamed on May 1, 2006. Previously known as Lifestyle Conservative 280 Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Lifestyle Conservative Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (x)	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	305,309	288,038	295,628	289,630	290,414
Units issued	111,077	70,842	22,359	41,647	55,248
Units redeemed	(62,899)	(53,571)	(29,949)	(35,649)	(56,032)

Units, end of period	353,487	305,309	288,038	295,628	289,630

Unit value, end of period $	21.40	25.35	24.06	22.18	21.56
Assets, end of period $	7,565,598	7,739,240	6,928,768	6,558,099	6,244,993
Investment income ratio*	4.71%	8.00%	4.66%	4.82%	3.44%
Total return, lowest to highest**	(15.57%)	5.38%	8.44%	2.88%	8.59%

(x)	Fund renamed on May 1, 2006. Previously known as Lifestyle Conservative 280 Trust.

	Sub-Account
	Lifestyle Growth Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (y)	Year Ended Dec. 31/05 (b)

Units, beginning of period	8,400,013	2,785,384	52,831	—
Units issued	6,929,059	6,247,658	3,144,750	53,230
Units redeemed	(519,012)	(633,029)	(412,197)	(399)

Units, end of period	14,810,060	8,400,013	2,785,384	52,831

Unit value, end of period $	8.73	13.76	12.79	11.26
Assets, end of period $	129,311,195	115,560,317	35,629,937	594,998
Investment income ratio*	3.44%	7.85%	2.18%	0.25%
Total return, lowest to highest**	(36.54%) to (24.41%)	3.01% to 7.55%	9.70% to 13.58%	4.59%

(y)	Fund renamed on May 1, 2006. Previously known as Lifestyle Growth 820 Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Lifestyle Growth Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (y)	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	4,344,121	4,080,709	3,536,083	2,873,853	2,239,933
Units issued	383,567	564,108	862,632	853,307	903,333
Units redeemed	(387,763)	(300,696)	(318,006)	(191,077)	(269,413)

Units, end of period	4,339,925	4,344,121	4,080,709	3,536,083	2,873,853

Unit value, end of period $	16.33	25.76	23.96	21.11	19.43
Assets, end of period $	70,870,986	111,895,709	97,756,372	74,633,010	55,819,902
Investment income ratio*	2.59%	7.77%	5.91%	2.67%	1.35%
Total return, lowest to highest**	(36.60%)	7.52%	13.50%	8.66%	14.59%

(y)	Fund renamed on May 1, 2006. Previously known as Lifestyle Growth 820 Trust.

	Sub-Account
	Lifestyle Moderate Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (z)	Year Ended Dec. 31/05 (b)

Units, beginning of period	452,621	138,568	5,779	—
Units issued	1,002,161	380,409	188,312	5,805
Units redeemed	(182,510)	(66,356)	(55,523)	(26)

Units, end of period	1,272,272	452,621	138,568	5,779

Unit value, end of period $	9.35	12.33	11.71	10.60
Assets, end of period $	11,899,730	5,582,305	1,622,337	61,229
Investment income ratio*	6.57%	8.30%	1.43%	0.00%
Total return, lowest to highest**	(24.16%) to (16.44%)	3.32% to 5.34%	8.31% to 10.49%	2.15%

(z)	Fund renamed on May 1, 2006. Previously known as Lifestyle Moderate 460 Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Lifestyle Moderate Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (z)	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	557,212	560,538	452,129	413,158	302,011
Units issued	63,831	100,670	181,674	100,065	164,068
Units redeemed	(117,047)	(103,996)	(73,265)	(61,094)	(52,921)

Units, end of period	503,996	557,212	560,538	452,129	413,158

Unit value, end of period $	19.48	25.72	24.42	22.12	21.24
Assets, end of period $	9,820,583	14,329,767	13,690,869	10,001,375	8,774,966
Investment income ratio*	3.94%	7.58%	4.05%	4.07%	2.60%
Total return, lowest to highest**	(24.23%)	5.29%	10.42%	4.15%	11.04%

(z)	Fund renamed on May 1, 2006. Previously known as Lifestyle Moderate 460 Trust.

	Sub-Account
	Managed Trust Series 0
	Year Ended Dec. 31/08 (q)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	28,787	16,920	5,322	—
Units issued	17,344	23,036	12,065	5,382
Units redeemed	(46,131)	(11,169)	(467)	(60)

Units, end of period	—	28,787	16,920	5,322

Unit value, end of period $	45.11	57.27	56.17	52.26
Assets, end of period $	—	1,648,412	950,300	278,099
Investment income ratio*	0.53%	5.82%	0.96%	0.00%
Total return, lowest to highest**	(21.22%) to (12.07%)	1.07% to 1.95%	6.62% to 8.49%	1.17%

(q)	Terminated as an investment option and funds transferred to Lifestyle Balanced Trust on November 10, 2008.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Mid Cap Index Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	208,382	50,336	597	—
Units issued	173,965	184,482	55,816	605
Units redeemed	(46,329)	(26,436)	(6,077)	(8)

Units, end of period	336,018	208,382	50,336	597

Unit value, end of period $	9.56	15.02	13.97	12.73
Assets, end of period $	3,212,295	3,130,123	703,035	7,602
Investment income ratio*	1.17%	1.85%	0.11%	0.00%
Total return, lowest to highest**	(36.99%) to (29.45%)	0.35% to 7.55%	4.26% to 9.74%	5.18%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Mid Cap Index Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	554,751	594,832	497,551	450,865	387,204
Units issued	237,287	68,909	203,449	187,023	144,053
Units redeemed	(195,158)	(108,990)	(106,168)	(140,337)	(80,392)

Units, end of period	596,880	554,751	594,832	497,551	450,865

Unit value, end of period $	14.62	22.99	21.39	19.49	17.40
Assets, end of period $	8,727,626	12,756,543	12,722,488	9,699,379	7,846,188
Investment income ratio*	0.96%	1.32%	0.60%	0.47%	0.37%
Total return, lowest to highest**	(36.41%)	7.51%	9.72%	12.02%	15.83%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Mid Cap Intersection Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (h)

Units, beginning of period	1,499	—
Units issued	25,899	1,555
Units redeemed	(2,554)	(56)

Units, end of period	24,844	1,499

Unit value, end of period $	5.40	9.31
Assets, end of period $	134,199	13,958
Investment income ratio*	0.52%	0.04%
Total return, lowest to highest**	(42.00%) to (30.76%)	(6.87%) to (2.91%)

(h)	Reflects the period from commencement of operations on April 30, 2007 through December 31, 2007.

Sub-Account
Mid Cap Intersection Trust Series 1
Year Ended Dec. 31/08 (a)

Units, beginning of period	—
Units issued	5,299
Units redeemed	(5,299)

Units, end of period	—

Unit value, end of period $	6.75
Assets, end of period $	—
Investment income ratio*	0.00%
Total return, lowest to highest**	(42.05%)

(a)	Fund available in prior year but no activity.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Mid Cap Stock Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	75,526	27,958	15	—
Units issued	98,969	58,906	30,456	16
Units redeemed	(18,812)	(11,338)	(2,513)	(1)

Units, end of period	155,683	75,526	27,958	15

Unit value, end of period $	27.71	49.27	39.87	35.07
Assets, end of period $	4,314,429	3,721,080	1,114,529	531
Investment income ratio*	0.00%	0.01%	0.00%	0.00%
Total return, lowest to highest**	(43.75%) to (29.90%)	10.93% to 23.59%	7.52% to 13.66%	11.28%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Mid Cap Stock Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	1,205,358	1,169,706	1,344,785	690,470	540,411
Units issued	541,458	316,331	142,422	1,039,391	227,147
Units redeemed	(332,691)	(280,679)	(317,501)	(385,076)	(77,088)

Units, end of period	1,414,125	1,205,358	1,169,706	1,344,785	690,470

Unit value, end of period $	12.77	22.72	18.38	16.19	14.13
Assets, end of period $	18,063,397	27,378,695	21,500,613	21,770,196	9,756,344
Investment income ratio*	0.00%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(43.76%)	23.57%	13.55%	14.57%	19.04%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Mid Cap Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	214,382	47,593	333	—
Units issued	127,534	218,495	58,311	357
Units redeemed	(28,474)	(51,706)	(11,051)	(24)

Units, end of period	313,442	214,382	47,593	333

Unit value, end of period $	7.78	12.76	12.67	11.28
Assets, end of period $	2,437,725	2,735,641	602,966	3,757
Investment income ratio*	2.25%	1.19%	0.13%	0.00%
Total return, lowest to highest**	(39.05%) to (25.96%)	(4.59%) to 0.72%	10.59% to 12.30%	2.50%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Mid Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04

Units, beginning of period	1,061,282	1,084,532	1,109,434	907,760	668,954
Units issued	37,414	230,551	97,312	448,868	613,525
Units redeemed	(371,721)	(253,801)	(122,214)	(247,194)	(374,719)

Units, end of period	726,975	1,061,282	1,084,532	1,109,434	907,760

Unit value, end of period $	13.66	22.41	22.26	19.83	18.36
Assets, end of period $	9,933,968	23,788,217	24,141,454	21,996,856	16,664,733
Investment income ratio*	1.76%	1.13%	0.68%	0.42%	0.53%
Total return, lowest to highest**	(39.04%)	0.69%	12.27%	8.00%	24.46%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Mid Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	37,058	4,130	3	—
Units issued	77,359	39,323	5,013	4
Units redeemed	(11,317)	(6,395)	(886)	(1)

Units, end of period	103,100	37,058	4,130	3

Unit value, end of period $	14.18	21.71	21.60	17.95
Assets, end of period $	1,462,138	804,502	89,207	48
Investment income ratio*	1.44%	3.40%	0.15%	0.00%
Total return, lowest to highest**	(34.67%) to (26.96%)	(3.42%) to 0.51%	14.99% to 20.34%	3.89%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Money Market Trust B Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)

Units, beginning of period	2,246,082	917,876	105,299	—
Units issued	8,254,087	5,797,520	3,022,032	194,282
Units redeemed	(6,112,406)	(4,469,314)	(2,209,455)	(88,983)

Units, end of period	4,387,763	2,246,082	917,876	105,299

Unit value, end of period $	17.26	16.90	16.12	15.40
Assets, end of period $	75,728,956	37,963,831	14,799,912	1,621,499
Investment income ratio*	1.95%	4.36%	4.51%	1.39%
Total return, lowest to highest**	0.40% to 2.12%	1.92% to 4.82%	3.05% to 4.70%	1.32%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Money Market Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	3,377,195	3,532,527	3,667,916	3,643,720	4,368,151
Units issued	2,755,350	2,384,421	2,080,974	2,481,631	2,071,959
Units redeemed	(2,356,632)	(2,539,753)	(2,216,363)	(2,457,435)	(2,796,390)

Units, end of period	3,775,913	3,377,195	3,532,527	3,667,916	3,643,720

Unit value, end of period $	24.59	24.17	23.11	22.13	21.55
Assets, end of period $	92,838,321	81,593,898	81,624,374	81,149,775	78,523,906
Investment income ratio*	1.76%	4.46%	4.35%	2.63%	0.81%
Total return, lowest to highest**	1.76%	4.56%	4.45%	2.66%	0.81%

	Sub-Account
	Natural Resources Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	194,978	49,789	53	—
Units issued	368,460	178,705	63,441	63
Units redeemed	(112,982)	(33,516)	(13,705)	(10)

Units, end of period	450,456	194,978	49,789	53

Unit value, end of period $	11.53	23.82	16.92	13.83
Assets, end of period $	5,193,695	4,644,832	842,321	730
Investment income ratio*	0.88%	1.30%	0.21%	0.00%
Total return, lowest to highest**	(57.17%) to (41.22%)	18.70% to 40.81%	6.27% to 22.32%	12.18%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Natural Resources Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	356,574	283,163	273,647	151,374	62,937
Units issued	111,950	180,936	148,608	225,518	200,834
Units redeemed	(190,166)	(107,525)	(139,092)	(103,245)	(112,397)

Units, end of period	278,358	356,574	283,163	273,647	151,374

Unit value, end of period $	27.34	56.50	40.16	32.84	22.38
Assets, end of period $	7,610,932	20,147,455	11,373,376	8,987,378	3,387,254
Investment income ratio*	0.56%	1.17%	0.51%	0.00%	0.11%
Total return, lowest to highest**	(51.61%)	40.67%	22.29%	46.78%	24.31%

	Sub-Account
	Optimized All Cap Trust Series 0
	Year Ended Dec. 31/08 (aa)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	25,873	1,680	1	—
Units issued	455,450	28,784	1,766	1
Units redeemed	(37,723)	(4,591)	(87)	—

Units, end of period	443,600	25,873	1,680	1

Unit value, end of period $	7.81	13.73	13.22	11.47
Assets, end of period $	3,463,956	355,207	22,221	14
Investment income ratio*	1.51%	3.64%	2.19%	0.00%
Total return, lowest to highest**	(43.12%) to (28.05%)	(0.84%) to 3.82%	9.88% to 15.24%	4.91%

(aa)	Fund renamed on April 28, 2008. Previously known as Quantitative All Cap Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Optimized All Cap Trust Series 1
	Year Ended Dec. 31/08 (aa)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	32,836	27,796	21,687	11,146	2,831
Units issued	9,367	11,476	18,378	15,697	19,166
Units redeemed	(9,333)	(6,436)	(12,269)	(5,156)	(10,851)

Units, end of period	32,870	32,836	27,796	21,687	11,146

Unit value, end of period $	13.19	23.21	22.36	19.42	17.88
Assets, end of period $	433,461	761,997	621,515	421,060	199,302
Investment income ratio*	0.88%	1.33%	1.03%	0.96%	0.90%
Total return, lowest to highest**	(43.18%)	3.79%	15.17%	8.58%	14.91%

(aa)	Fund renamed on April 28, 2008. Previously known as Quantitative All Cap Trust.

	Sub-Account
	Optimized Value Trust Series 0
	Year Ended Dec. 31/08 (ab)	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	7,128	2,847	—
Units issued	8,330	7,399	2,882
Units redeemed	(3,769)	(3,118)	(35)

Units, end of period	11,689	7,128	2,847

Unit value, end of period $	7.60	12.91	13.61
Assets, end of period $	88,785	91,988	38,732
Investment income ratio*	3.21%	2.39%	0.00%
Total return, lowest to highest**	(41.15%) to (27.37%)	(5.53%) to (5.17%)	16.59% to 21.36%

(ab)	Fund renamed on April 28, 2008. Previously known as Quantitative Value Trust.
(a)	Fund available in prior year but no activity.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Optimized Value Trust Series 1
	Year Ended Dec. 31/08 (ab)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	25,026	30,356	36,352	1,058	—
Units issued	2,174	7,487	22,747	36,662	2,082
Units redeemed	(7,918)	(12,817)	(28,743)	(1,368)	(1,024)

Units, end of period	19,282	25,026	30,356	36,352	1,058

Unit value, end of period $	10.82	18.40	19.41	16.02	14.67
Assets, end of period $	208,655	460,514	589,162	582,273	15,522
Investment income ratio*	2.19%	1.89%	0.97%	0.07%	0.00%
Total return, lowest to highest**	(41.20%)	(5.19%)	21.16%	9.19%	17.36%

(ab)	Fund renamed on April 28, 2008. Previously known as Quantitative Value Trust.
(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

	Sub-Account
	Overseas Equity Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	40,111	13,281	2	—
Units issued	119,582	42,926	18,684	2
Units redeemed	(29,880)	(16,096)	(5,405)	—

Units, end of period	129,813	40,111	13,281	2

Unit value, end of period $	12.42	21.43	19.04	15.90
Assets, end of period $	1,612,177	859,551	252,920	27
Investment income ratio*	3.18%	3.12%	0.01%	0.00%
Total return, lowest to highest**	(42.05%) to (24.67%)	5.73% to 12.53%	11.40% to 19.76%	12.39%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Pacific Rim Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	125,006	44,502	47	—
Units issued	122,434	141,802	52,089	49
Units redeemed	(53,774)	(61,298)	(7,634)	(2)

Units, end of period	193,666	125,006	44,502	47

Unit value, end of period $	9.25	15.40	14.10	12.68
Assets, end of period $	1,791,495	1,924,722	627,530	600
Investment income ratio*	2.12%	2.14%	0.27%	0.00%
Total return, lowest to highest**	(39.92%) to (19.85%)	(0.46%) to 9.19%	2.51% to 11.22%	17.05%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Pacific Rim Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	786,214	893,146	995,501	929,262	885,530
Units issued	248,784	243,919	351,692	386,497	503,540
Units redeemed	(188,526)	(350,851)	(454,047)	(320,258)	(459,808)

Units, end of period	846,472	786,214	893,146	995,501	929,262

Unit value, end of period $	9.60	16.01	14.67	13.21	10.50
Assets, end of period $	8,126,772	12,583,017	13,097,299	13,146,240	9,758,540
Investment income ratio*	1.67%	1.85%	0.94%	0.86%	0.45%
Total return, lowest to highest**	(40.01%)	9.14%	11.05%	25.75%	16.90%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Quantitative Mid Cap Trust Series 0
	Year Ended Dec. 31/08 (o)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	6,752	11,901	537	—
Units issued	5,262	7,533	16,374	673
Units redeemed	(12,014)	(12,682)	(5,010)	(136)

Units, end of period	—	6,752	11,901	537

Unit value, end of period $	11.59	11.96	12.17	11.69
Assets, end of period $	—	80,716	144,781	6,276
Investment income ratio*	0.06%	0.54%	0.00%	0.00%
Total return, lowest to highest**	(3.07%)	(5.80%) to (1.73%)	(1.15%) to 4.10%	5.53%

(o)	Terminated as an investment option and funds transferred to Mid Cap Index Trust on April 28, 2008.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Quantitative Mid Cap Trust Series 1
	Year Ended Dec. 31/08 (o)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	109,128	143,828	96,745	88,903	60,518
Units issued	33,310	57,592	74,509	44,603	47,955
Units redeemed	(142,438)	(92,292)	(27,426)	(36,761)	(19,570)

Units, end of period	—	109,128	143,828	96,745	88,903

Unit value, end of period $	14.51	14.96	15.28	14.68	12.92
Assets, end of period $	—	1,633,000	2,197,838	1,420,217	1,148,626
Investment income ratio*	0.05%	0.38%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(3.03%)	(2.08%)	4.09%	13.62%	18.21%

(o)	Terminated as an investment option and funds transferred to Mid Cap Index Trust on April 28, 2008.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Real Estate Securities Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	46,414	15,832	506	—
Units issued	47,041	45,828	17,143	507
Units redeemed	(18,663)	(15,246)	(1,817)	(1)

Units, end of period	74,792	46,414	15,832	506

Unit value, end of period $	48.75	80.44	95.27	68.95
Assets, end of period $	3,646,139	3,733,509	1,508,246	34,872
Investment income ratio*	3.74%	2.83%	0.62%	0.00%
Total return, lowest to highest**	(44.69%) to (36.94%)	(15.56%) to (1.55%)	30.03% to 38.17%	4.37%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Real Estate Securities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	397,641	488,639	547,618	612,965	625,133
Units issued	11,831	17,780	83,833	79,384	62,910
Units redeemed	(57,086)	(108,778)	(142,812)	(144,731)	(75,078)

Units, end of period	352,386	397,641	488,639	547,618	612,965

Unit value, end of period $	58.47	96.52	114.37	82.82	74.04
Assets, end of period $	20,603,590	38,378,974	55,885,697	45,351,144	45,385,043
Investment income ratio*	3.27%	2.61%	1.80%	2.01%	2.39%
Total return, lowest to highest**	(39.42%)	(15.61%)	38.10%	11.85%	32.04%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Real Return Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	54,762	13,027	127	—
Units issued	292,990	78,889	13,691	141
Units redeemed	(94,122)	(37,154)	(791)	(14)

Units, end of period	253,630	54,762	13,027	127

Unit value, end of period $	9.88	11.14	10.01	9.96
Assets, end of period $	2,506,551	610,144	130,354	1,269
Investment income ratio*	0.39%	11.24%	0.18%	0.00%
Total return, lowest to highest**	(14.76%) to (11.30%)	8.41% to 11.36%	(0.09%) to 1.65%	0.45%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Real Return Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	271,912	200,725	175,430	120,093	101,029
Units issued	135,316	122,221	72,149	73,152	131,176
Units redeemed	(159,298)	(51,034)	(46,854)	(17,815)	(112,112)

Units, end of period	247,930	271,912	200,725	175,430	120,093

Unit value, end of period $	14.38	16.21	14.56	14.50	14.30
Assets, end of period $	3,565,244	4,407,333	2,922,527	2,544,365	1,717,117
Investment income ratio*	0.60%	7.48%	2.37%	0.00%	0.50%
Total return, lowest to highest**	(11.28%)	11.33%	0.39%	1.43%	9.07%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Science & Technology Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	104,902	51,885	—	—
Units issued	87,308	71,624	60,218	1
Units redeemed	(52,014)	(18,607)	(8,333)	(1)

Units, end of period	140,196	104,902	51,885	—

Unit value, end of period $	7.91	14.24	11.90	11.27
Assets, end of period $	1,109,529	1,493,768	617,666	5
Investment income ratio*	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(44.42%) to (29.01%)	6.67% to 19.62%	3.75% to 8.36%	1.82%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Science & Technology Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,251,546	1,205,352	1,391,437	1,531,628	1,574,239
Units issued	204,574	408,580	95,725	326,354	242,241
Units redeemed	(518,821)	(362,386)	(281,810)	(466,545)	(284,852)

Units, end of period	937,299	1,251,546	1,205,352	1,391,437	1,531,628

Unit value, end of period $	10.02	18.03	15.08	14.29	14.00
Assets, end of period $	9,388,296	22,565,014	18,175,973	19,883,950	21,441,064
Investment income ratio*	0.00%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(44.44%)	19.57%	5.53%	2.08%	2.40%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Short-Term Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	15,556	1,839	—
Units issued	39,896	29,998	2,669
Units redeemed	(17,018)	(16,281)	(830)

Units, end of period	38,434	15,556	1,839

Unit value, end of period $	15.45	19.05	18.45
Assets, end of period $	593,655	296,348	33,927
Investment income ratio*	11.08%	12.02%	1.92%
Total return, lowest to highest**	(18.92%) to (15.98%)	1.04% to 3.25%	3.60% to 4.55%

(a)	Fund available in prior year but no activity.

	Sub-Account
	Small Cap Growth Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	42,291	2,159	2	—
Units issued	220,279	45,710	4,651	3
Units redeemed	(22,281)	(5,578)	(2,494)	(1)

Units, end of period	240,289	42,291	2,159	2

Unit value, end of period $	11.84	19.59	17.19	15.15
Assets, end of period $	2,845,595	828,429	37,098	29
Investment income ratio*	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(39.54%) to (28.06%)	6.76% to 13.98%	4.81% to 13.47%	12.27%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

Sub-Account
Small Cap Growth Trust Series 1
Year Ended Dec. 31/08 (ae)
Units, beginning of period	—
Units issued	84,149
Units redeemed	(1,037)

Units, end of period	83,112

Unit value, end of period $	10.00
Assets, end of period $	831,231
Investment income ratio*	0.00%
Total return, lowest to highest**	0.01%

(ae)	Reflects the period from commencement of operations on November 10, 2008 through December 31, 2008.

	Sub-Account
	Small Cap Index Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	157,811	47,031	691	—
Units issued	120,420	128,807	53,950	704
Units redeemed	(56,230)	(18,027)	(7,610)	(13)

Units, end of period	222,001	157,811	47,031	691

Unit value, end of period $	10.05	15.16	15.48	13.16
Assets, end of period $	2,231,463	2,392,630	728,104	9,096
Investment income ratio*	1.51%	2.07%	0.06%	0.00%
Total return, lowest to highest**	(33.70%) to (27.53%)	(2.06%) to (1.09%)	8.80% to 17.64%	3.33%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Small Cap Index Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	480,963	503,406	482,672	477,338	325,861
Units issued	56,257	55,899	71,939	130,103	248,720
Units redeemed	(87,129)	(78,342)	(51,205)	(124,769)	(97,243)

Units, end of period	450,091	480,963	503,406	482,672	477,338

Unit value, end of period $	12.65	19.08	19.50	16.58	15.96
Assets, end of period $	5,690,789	9,173,582	9,814,002	8,000,791	7,616,093
Investment income ratio*	1.33%	1.67%	0.48%	0.52%	0.30%
Total return, lowest to highest**	(33.71%)	(2.16%)	17.62%	3.89%	17.33%

	Sub-Account
	Small Cap Opportunities Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	37,769	23,676	17	—
Units issued	61,708	39,779	26,666	22
Units redeemed	(14,223)	(25,686)	(3,007)	(5)

Units, end of period	85,254	37,769	23,676	17

Unit value, end of period $	6.87	11.87	12.85	11.63
Assets, end of period $	585,730	448,408	304,246	203
Investment income ratio*	3.08%	2.34%	0.39%	0.00%
Total return, lowest to highest**	(42.13%) to (30.64%)	(7.60%) to (6.53%)	4.03% to 10.47%	3.46%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Small Cap Opportunities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	340,366	389,017	408,563	175,331	16,308
Units issued	34,173	112,989	49,530	430,156	426,510
Units redeemed	(58,347)	(161,640)	(69,076)	(196,924)	(267,487)

Units, end of period	316,192	340,366	389,017	408,563	175,331

Unit value, end of period $	14.00	24.20	26.20	23.72	22.01
Assets, end of period $	4,427,273	8,235,210	10,192,903	9,691,801	3,859,270
Investment income ratio*	2.40%	1.85%	0.70%	0.00%	0.13%
Total return, lowest to highest**	(42.13%)	(7.66%)	10.45%	7.77%	25.78%

	Sub-Account
	Small Cap Trust Series 0
	Year Ended Dec. 31/08 (s)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	29,056	6,574	29	—
Units issued	42,222	26,273	7,410	29
Units redeemed	(71,278)	(3,791)	(865)	—

Units, end of period	—	29,056	6,574	29

Unit value, end of period $	7.27	12.39	12.32	11.45
Assets, end of period $	—	360,047	80,990	326
Investment income ratio*	0.02%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(41.37%) to (30.49%)	0.57% to 0.77%	(0.12%) to 7.62%	4.22%

(s)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Small Cap Trust Series 1
	Year Ended Dec. 31/08 (s)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	24,215	74,129	61,597	—
Units issued	16,510	107,327	70,295	182,475
Units redeemed	(40,725)	(157,241)	(57,763)	(120,878)

Units, end of period	—	24,215	74,129	61,597

Unit value, end of period $	9.07	15.48	15.38	14.30
Assets, end of period $	—	374,839	1,140,105	880,841
Investment income ratio*	0.01%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(41.42%)	0.65%	7.55%	14.40%

(s)	Terminated as an investment option and funds transferred to Small Cap Growth Trust on November 10, 2008.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Small Cap Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	60,139	10,694	1,157	—
Units issued	71,380	61,228	11,085	1,157
Units redeemed	(19,021)	(11,783)	(1,548)	—

Units, end of period	112,498	60,139	10,694	1,157

Unit value, end of period $	25.43	34.40	35.44	29.70
Assets, end of period $	2,861,205	2,068,955	378,961	34,364
Investment income ratio*	1.55%	1.24%	0.06%	0.00%
Total return, lowest to highest**	(27.51%) to (21.37%)	(4.00%) to (2.92%)	13.65% to 19.32%	2.55%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Small Cap Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (a)
Units, beginning of period	58,614	—
Units issued	557,416	59,725
Units redeemed	(243,949)	(1,111)

Units, end of period	372,081	58,614

Unit value, end of period $	9.08	12.28
Assets, end of period $	3,377,013	719,629
Investment income ratio*	1.17%	0.60%
Total return, lowest to highest**	(26.07%)	(1.78%)

(a)	Fund available in prior year but no activity.

	Sub-Account
	Small Company Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	279	163	40	—
Units issued	219	149	214	51
Units redeemed	(53)	(33)	(91)	(11)

Units, end of period	445	279	163	40

Unit value, end of period $	6.25	11.00	11.76	11.13
Assets, end of period $	2,779	3,064	1,911	446
Investment income ratio*	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(43.16%)	(6.46%)	5.66%	1.61%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Small Company Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	125,346	129,431	33,689	4,484	—
Units issued	6,085	87,014	188,007	30,727	149,721
Units redeemed	(76,297)	(91,099)	(92,265)	(1,522)	(145,237)

Units, end of period	55,134	125,346	129,431	33,689	4,484

Unit value, end of period $	9.07	15.97	17.09	16.18	15.22
Assets, end of period $	499,852	2,001,938	2,211,694	545,155	68,244
Investment income ratio*	0.00%	0.00%	0.00%	0.00%	0.00%
Total return, lowest to highest**	(43.24%)	(6.53%)	5.60%	6.32%	21.76%

(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

	Sub-Account
	Small Company Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	266,337	103,645	187	—
Units issued	241,808	189,323	114,103	194
Units redeemed	(79,513)	(26,631)	(10,645)	(7)

Units, end of period	428,632	266,337	103,645	187

Unit value, end of period $	9.67	13.25	13.41	11.61
Assets, end of period $	4,144,846	3,529,955	1,389,495	2,176
Investment income ratio*	0.86%	0.16%	0.02%	0.00%
Total return, lowest to highest**	(29.59%) to (27.05%)	(2.27%) to (1.14%)	5.55% to 15.50%	5.47%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Small Company Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,112,314	1,212,971	1,245,748	1,260,713	1,150,161
Units issued	261,080	192,846	154,295	187,060	308,204
Units redeemed	(389,455)	(293,503)	(187,072)	(202,025)	(197,652)

Units, end of period	983,939	1,112,314	1,212,971	1,245,748	1,260,713

Unit value, end of period $	14.57	19.98	20.22	17.52	16.36
Assets, end of period $	14,337,181	22,218,148	24,522,007	21,820,203	20,631,270
Investment income ratio*	0.71%	0.14%	0.06%	0.26%	0.16%
Total return, lowest to highest**	(27.05%)	(1.19%)	15.42%	7.04%	25.19%

	Sub-Account
	Strategic Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	94,407	8,781	—
Units issued	81,244	107,814	9,607
Units redeemed	(31,941)	(22,188)	(826)

Units, end of period	143,710	94,407	8,781

Unit value, end of period $	9.23	10.99	10.99
Assets, end of period $	1,325,891	1,037,727	96,498
Investment income ratio*	8.15%	10.36%	1.21%
Total return, lowest to highest**	(16.29%) to (9.37%)	0.02% to 2.07%	6.69% to 7.25%

(a)	Fund available in prior year but no activity.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Strategic Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	514,604	506,732	475,070	472,670	454,870
Units issued	22,955	78,328	87,186	51,793	88,124
Units redeemed	(109,158)	(70,456)	(55,524)	(49,393)	(70,324)

Units, end of period	428,401	514,604	506,732	475,070	472,670

Unit value, end of period $	19.49	23.23	23.26	21.73	21.16
Assets, end of period $	8,350,339	11,952,294	11,787,711	10,322,942	10,001,024
Investment income ratio*	6.78%	9.25%	6.50%	2.75%	3.75%
Total return, lowest to highest**	(16.08%)	(0.15%)	7.06%	2.70%	6.67%

	Sub-Account
	Strategic Income Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	109,219	7,198	515	—
Units issued	103,622	156,738	11,672	515
Units redeemed	(26,236)	(54,717)	(4,989)	—

Units, end of period	186,605	109,219	7,198	515

Unit value, end of period $	10.36	11.33	10.70	10.28
Assets, end of period $	1,932,692	1,237,215	77,024	5,292
Investment income ratio*	11.96%	3.04%	6.15%	69.96%
Total return, lowest to highest**	(10.62%) to (8.05%)	3.96% to 5.85%	2.73% to 4.08%	1.23%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Strategic Income Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	81,469	54,207	18,409	3,766	—
Units issued	26,789	38,500	39,532	15,773	4,389
Units redeemed	(12,663)	(11,238)	(3,734)	(1,130)	(623)

Units, end of period	95,595	81,469	54,207	18,409	3,766

Unit value, end of period $	14.01	15.33	14.48	13.93	13.62
Assets, end of period $	1,339,349	1,248,960	784,930	256,383	51,273
Investment income ratio*	10.96%	2.74%	4.57%	6.20%	3.65%
Total return, lowest to highest**	(8.61%)	5.88%	3.97%	2.28%	8.93%

(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

	Sub-Account
	Total Bond Market Trust B Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07 (g)	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	135,088	10,174	—	—
Units issued	181,899	152,876	10,718	1
Units redeemed	(110,518)	(27,962)	(544)	(1)

Units, end of period	206,469	135,088	10,174	—

Unit value, end of period $	18.01	17.03	15.89	15.27
Assets, end of period $	3,718,773	2,299,903	161,697	6
Investment income ratio*	5.73%	12.97%	0.12%	0.00%
Total return, lowest to highest**	3.41% to 5.79%	5.28% to 7.13%	4.07% to 4.95%	0.39%

(g)	Fund renamed on October 1, 2007. Previously known as Bond Index Trust B.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Total Return Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	336,127	112,748	207	—
Units issued	585,903	293,781	127,574	225
Units redeemed	(113,359)	(70,402)	(15,033)	(18)

Units, end of period	808,671	336,127	112,748	207

Unit value, end of period $	12.71	12.37	11.39	10.99
Assets, end of period $	10,281,839	4,159,047	1,284,476	2,274
Investment income ratio*	5.66%	9.08%	0.34%	0.00%
Total return, lowest to highest**	(0.76%) to 2.76%	7.18% to 8.61%	3.67% to 4.15%	(0.07%)

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Total Return Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,124,031	1,170,580	1,115,248	1,021,035	1,051,424
Units issued	304,957	157,071	159,856	158,392	163,844
Units redeemed	(292,280)	(203,620)	(104,524)	(64,179)	(194,233)

Units, end of period	1,136,708	1,124,031	1,170,580	1,115,248	1,021,035

Unit value, end of period $	21.22	20.65	19.04	18.37	17.93
Assets, end of period $	24,125,362	23,214,442	22,283,837	20,493,352	18,308,958
Investment income ratio*	4.77%	7.57%	3.34%	2.28%	3.84%
Total return, lowest to highest**	2.77%	8.49%	3.60%	2.48%	4.96%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Total Stock Market Index Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	29,310	11,816	151	—
Units issued	35,873	33,080	18,251	151
Units redeemed	(17,128)	(15,586)	(6,586)	—

Units, end of period	48,055	29,310	11,816	151

Unit value, end of period $	30.58	48.65	46.25	40.10
Assets, end of period $	1,469,405	1,425,887	546,447	6,036
Investment income ratio*	1.99%	2.76%	0.06%	0.00%
Total return, lowest to highest**	(37.15%) to (25.73%)	1.41% to 5.19%	12.21% to 15.33%	3.30%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	Total Stock Market Index Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	537,176	511,025	498,306	503,811	391,161
Units issued	58,855	66,195	75,161	90,402	192,234
Units redeemed	(69,269)	(40,044)	(62,442)	(95,907)	(79,584)

Units, end of period	526,762	537,176	511,025	498,306	503,811

Unit value, end of period $	9.21	14.66	13.94	12.09	11.44
Assets, end of period $	4,849,169	7,874,116	7,122,081	6,023,552	5,762,135
Investment income ratio*	1.63%	2.22%	0.93%	1.07%	0.58%
Total return, lowest to highest**	(37.20%)	5.18%	15.29%	5.70%	11.73%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Turner Core Growth Trust
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	24,122	506	—
Units issued	36,821	25,433	653
Units redeemed	(25,460)	(1,817)	(147)

Units, end of period	35,483	24,122	506

Unit value, end of period $	16.72	32.76	26.76
Assets, end of period $	593,204	790,298	13,557
Investment income ratio*	0.02%	0.79%	1.67%
Total return, lowest to highest**	(48.97%) to (29.61%)	13.70% to 22.43%	3.17% to 8.52%

(a)	Fund available in prior year but no activity.

	Sub-Account
	U.S. Core Trust Series 0
	Year Ended Dec. 31/08 (t)	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (u)	Year Ended Dec. 31/05 (b)
Units, beginning of period	41,165	18,108	585	—
Units issued	17,823	29,854	20,589	608
Units redeemed	(58,988)	(6,797)	(3,066)	(23)

Units, end of period	—	41,165	18,108	585

Unit value, end of period $	7.76	11.64	11.49	10.52
Assets, end of period $	—	479,315	208,118	6,151
Investment income ratio*	1.56%	2.55%	1.27%	0.00%
Total return, lowest to highest**	(33.37%) to (21.24%)	0.22% to 1.31%	7.97% to 10.74%	1.88%

(t)	Terminated as an investment option and funds transferred to Fundamental Value Trust on November 10, 2008.
(u)	Fund renamed on May 1, 2006. Previously known as Growth & Income Trust.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	U.S. Core Trust Series 1
	Year Ended Dec. 31/08 (t)	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (u)	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	1,676,222	1,964,359	2,228,980	2,469,930	2,677,391
Units issued	35,716	62,365	59,817	117,404	144,437
Units redeemed	(1,711,938)	(350,502)	(324,438)	(358,354)	(351,898)

Units, end of period	—	1,676,222	1,964,359	2,228,980	2,469,930

Unit value, end of period $	14.86	22.31	22.03	20.18	19.77
Assets, end of period $	—	37,387,276	43,266,764	44,970,116	48,840,004
Investment income ratio*	1.29%	2.22%	1.22%	1.38%	0.86%
Total return, lowest to highest**	(33.39%)	1.27%	9.18%	2.04%	6.78%

(t)	Terminated as an investment option and funds transferred to Fundamental Value Trust on November 10, 2008.
(u)	Fund renamed on May 1, 2006. Previously known as Growth & Income Trust.

	Sub-Account
	U.S. Global Leaders Growth Trust Series 0
	Year Ended Dec. 31/08 (af)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	22,644	3,895	49	—
Units issued	12,685	23,619	4,034	49
Units redeemed	(35,329)	(4,870)	(188)	—

Units, end of period	—	22,644	3,895	49

Unit value, end of period $	11.60	11.51	11.10	10.90
Assets, end of period $	—	260,696	43,231	530
Investment income ratio*	0.32%	1.97%	0.00%	1.81%
Total return, lowest to highest**	0.73%	3.72% to 4.85%	1.81% to 6.90%	1.93%

(af)	Terminated as an investment option and funds transferred to Blue Chip Growth Trust on April 28, 2008.
(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	U.S. Global Leaders Growth Trust Series 1
	Year Ended Dec. 31/08 (af)	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04 (d)
Units, beginning of period	140,430	139,449	204,597	9,299	—
Units issued	14,865	22,982	31,551	219,589	11,925
Units redeemed	(155,295)	(22,001)	(96,699)	(24,291)	(2,626)

Units, end of period	—	140,430	139,449	204,597	9,299

Unit value, end of period $	14.16	14.08	13.58	13.34	13.23
Assets, end of period $	—	1,976,766	1,894,209	2,729,838	123,009
Investment income ratio*	0.37%	1.31%	0.00%	0.23%	1.17%
Total return, lowest to highest**	0.63%	3.63%	1.81%	0.87%	5.82%

(af)	Terminated as an investment option and funds transferred to Blue Chip Growth Trust on April 28, 2008.
(d)	Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

	Sub-Account
	U.S. Government Securities Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06 (a)
Units, beginning of period	35,230	3,488	—
Units issued	247,542	57,871	5,259
Units redeemed	(37,141)	(26,129)	(1,771)

Units, end of period	245,631	35,230	3,488

Unit value, end of period $	12.45	12.64	12.24
Assets, end of period $	3,059,141	445,142	42,688
Investment income ratio*	9.59%	9.75%	0.76%
Total return, lowest to highest**	(1.44%) to 2.87%	2.42% to 3.25%	4.24% to 4.74%

(a)	Fund available in prior year but no activity.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	U.S. Government Securities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	771,359	733,672	773,526	941,170	1,240,879
Units issued	134,861	226,897	57,942	56,823	124,017
Units redeemed	(230,556)	(189,210)	(97,796)	(224,467)	(423,726)

Units, end of period	675,664	771,359	733,672	773,526	941,170

Unit value, end of period $	17.23	17.48	16.94	16.23	15.98
Assets, end of period $	11,643,008	13,481,617	12,431,478	12,555,989	15,039,513
Investment income ratio*	3.67%	8.15%	4.94%	1.81%	2.10%
Total return, lowest to highest**	(1.41%)	3.15%	4.39%	1.58%	2.89%

	Sub-Account
	U.S. High Yield Bond Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	33,326	3,854	—	—
Units issued	93,756	33,298	4,937	—
Units redeemed	(27,306)	(3,826)	(1,083)	—

Units, end of period	99,776	33,326	3,854	—

Unit value, end of period $	9.31	11.76	11.42	10.42
Assets, end of period $	928,594	391,865	44,001	3
Investment income ratio*	7.44%	11.70%	0.41%	0.00%
Total return, lowest to highest**	(21.56%) to (19.03%)	3.00% to 3.60%	6.52% to 9.60%	1.17%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	U.S. High Yield Bond Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	41,283	63,180	371	—
Units issued	52,769	45,222	316,818	372
Units redeemed	(6,210)	(67,119)	(254,009)	(1)

Units, end of period	87,842	41,283	63,180	371

Unit value, end of period $	11.60	14.66	14.25	13.01
Assets, end of period $	1,019,425	605,496	900,741	4,822
Investment income ratio*	6.32%	8.89%	0.06%	0.00%
Total return, lowest to highest**	(20.86%)	2.86%	9.57%	4.08%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

	Sub-Account
	U.S. Large Cap Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	127,891	20,867	4	—
Units issued	159,133	125,664	25,907	5
Units redeemed	(55,180)	(18,640)	(5,044)	(1)

Units, end of period	231,844	127,891	20,867	4

Unit value, end of period $	7.57	12.37	12.41	11.21
Assets, end of period $	1,754,338	1,582,484	258,878	44
Investment income ratio*	3.27%	1.47%	0.03%	0.00%
Total return, lowest to highest**	(38.85%) to (23.68%)	(3.98%) to (0.26%)	7.68% to 10.68%	3.58%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	U.S. Large Cap Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	2,792,574	3,105,894	3,446,247	3,711,231	1,199,921
Units issued	74,470	187,105	65,275	111,873	3,153,720
Units redeemed	(364,652)	(500,425)	(405,628)	(376,857)	(642,410)

Units, end of period	2,502,392	2,792,574	3,105,894	3,446,247	3,711,231

Unit value, end of period $	10.29	16.83	16.89	15.26	14.43
Assets, end of period $	25,745,973	47,013,690	52,467,049	52,609,938	53,540,709
Investment income ratio*	2.33%	1.08%	0.57%	0.43%	0.14%
Total return, lowest to highest**	(38.88%)	(0.34%)	10.66%	5.81%	9.39%

	Sub-Account
	Utilities Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	96,715	19,690	47	—
Units issued	136,730	110,966	21,615	49
Units redeemed	(33,924)	(33,941)	(1,972)	(2)

Units, end of period	199,521	96,715	19,690	47

Unit value, end of period $	11.89	19.33	15.17	11.57
Assets, end of period $	2,371,852	1,869,476	298,683	547
Investment income ratio*	3.88%	2.35%	0.10%	0.00%
Total return, lowest to highest**	(38.50%) to (21.20%)	12.22% to 27.43%	25.74% to 31.06%	3.87%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Utilities Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	369,846	507,965	214,242	262,919	86,095
Units issued	349,679	372,247	461,446	295,499	229,797
Units redeemed	(464,716)	(510,366)	(167,723)	(344,176)	(52,973)

Units, end of period	254,809	369,846	507,965	214,242	262,919

Unit value, end of period $	14.88	24.26	19.04	14.54	12.44
Assets, end of period $	3,792,853	8,972,614	9,672,916	3,114,125	3,271,438
Investment income ratio*	3.19%	2.06%	1.34%	0.45%	0.63%
Total return, lowest to highest**	(38.65%)	27.40%	31.00%	16.82%	29.42%

	Sub-Account
	Value Trust Series 0
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05 (b)
Units, beginning of period	123,649	18,887	46	—
Units issued	99,852	137,891	22,949	46
Units redeemed	(54,945)	(33,129)	(4,108)	—

Units, end of period	168,556	123,649	18,887	46

Unit value, end of period $	8.90	15.05	13.90	11.48
Assets, end of period $	1,500,468	1,860,649	262,517	527
Investment income ratio*	1.26%	1.55%	0.08%	0.00%
Total return, lowest to highest**	(40.84%) to (28.53%)	(0.18%) to 8.26%	13.77% to 21.03%	5.54%

(b)	Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

8.	Financial Highlights

	Sub-Account
	Value Trust Series 1
	Year Ended Dec. 31/08	Year Ended Dec. 31/07	Year Ended Dec. 31/06	Year Ended Dec. 31/05	Year Ended Dec. 31/04
Units, beginning of period	677,246	792,456	800,166	857,071	927,735
Units issued	25,260	56,113	175,256	64,856	103,866
Units redeemed	(90,403)	(171,323)	(182,966)	(121,761)	(174,530)

Units, end of period	612,103	677,246	792,456	800,166	857,071

Unit value, end of period $	19.14	32.36	29.90	24.71	21.95
Assets, end of period $	11,712,280	21,916,100	23,697,339	19,767,664	18,811,290
Investment income ratio*	1.08%	1.34%	0.37%	0.62%	0.60%
Total return, lowest to highest**	(40.87%)	8.22%	21.04%	12.56%	15.18%

John Hancock Life Insurance Company (U.S.A.) Separate Account A

Notes to Financial Statements (continued)

(*)	These ratios, which are not annualized, represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Trust portfolio, net of management fees assessed by the Trust portfolio adviser, divided by the average net assets of the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declarations of dividends by the underlying Trust portfolio in which the sub-accounts invest. It is the practice of the Trusts, for income tax reasons, to declare dividends in April for investment income received in the previous calendar year for all sub-accounts of the Trust except for the Money Market Trust which declares and reinvests dividends on a daily basis. Any dividend distribution received from a sub-account of the Trust is reinvested immediately, at the net asset value, in shares of that sub-account and retained as assets of the corresponding sub-account so that the unit value of the sub-account is not affected by the declaration and reinvestment of dividends.
(**)	These ratios, which are not annualized, represent the total return for the period indicated, including changes in the value of the underlying Trust portfolio. There are no expenses of the Account that result in a direct reduction in unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

PART C

OTHER INFORMATION

Item 26. Exhibits

The following exhibits are filed as part of this Registration Statement:

(a) Resolutions of Board of Directors of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) establishing Separate Account N. Incorporated by reference to exhibit A (1) to the pre-effective amendment no. 1 file number 333-71312 filed with the Commission on January 2, 2002.

(b) Not applicable.

(c) (1) Distribution and Servicing Agreement between John Hancock Distributors LLC and John Hancock Life Insurance Company (U.S.A.) dated February 17, 2009. Incorporated by reference to pre-effective amendment number 1 file number 333-157212, filed with the Commission on April 7, 2009.

(2) Specimen General Agent and Broker-Dealer Selling Agreement by and among John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Distributors LLC. Incorporated by reference to pre-effective number 2 file number 333-148991 filed with the Commission on October 7, 2008. List of third party broker-dealer firms (included as attachment A). Incorporated by reference to pre-effective number 1 file number 333-157212, filed with the Commission on April 7, 2009.

(d) (1) Form of Specimen Flexible Premium Variable Life Insurance Policy. Incorporated by reference to post-effective amendment no. 8 file number 333-85284 filed with the Commission on December 16, 2005.

(2) Form of Specimen Supplementary Benefit Disability Benefit Rider Payment of Specified Premium in Event of Life Insured’s Total Disability as Defined and Limited Rider. Incorporated by reference to post-effective amendment no. 8 file number 333-85284 filed with the Commission on December 16, 2005.

(3) Form of Specimen Supplementary Benefit Acceleration of Life Insurance Death Benefit for Qualified Long Term Care Services Rider. Incorporated by reference to post-effective amendment no. 8 file number 333-85284 filed with the Commission on December 16, 2005.

(4) Form of Specimen Supplementary Benefit Residual Life Insurance Benefit and Continuation of Acceleration Rider. Incorporated by reference to post-effective amendment no. 8 file number 333-85284 filed with the Commission on December 16, 2005.

(5) Form of Specimen Supplementary Benefit Return of Premium Death Benefit Rider. Incorporated by reference to post-effective amendment no. 8 file number 333-85284 filed with the Commission on December 16, 2005.

(6) Form of Specimen Supplementary Benefit Cash Value Enhancement Rider. Incorporated by reference to post-effective amendment no. 8 file number 333-85284 filed with the Commission on December 16, 2005.

(7) Form of Specimen Supplementary Benefit Overloan Protection Rider. Incorporated by reference to post-effective amendment no. 8 file number 333-85284 filed with the Commission on December 16, 2005.

(8) Form of Specimen Supplementary Benefit Change of Life Insured Rider. Incorporated by reference to post-effective amendment no. 8 file number 333-85284 filed with the Commission on December 16, 2005.

(9) Form of Specimen Accelerated Benefit Rider. Incorporated by reference to post-effective amendment no. 8 file number 333-85284 filed with the Commission on December 16, 2005.

(e) Form of Specimen Application for the Accumulation VUL Insurance Policy. Incorporated by reference to post-effective amendment no. 8 file number 333-85284 filed with the Commission on December 16, 2005.

(f) (1) Restated Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 30, 1992. Incorporated by reference to post-effective amendment number 9 file number 333-85284, filed with the Commission in April, 2007.

(a) Amendment to the Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

(b) Amendment to the Articles of Redomestication dated January 1, 2005. Incorporated by reference to post-effective amendment number 9 file number 333-85284, filed with the Commission in April, 2007.

(2) By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 2, 1992. Incorporated by reference to pre-effective amendment no. 1 file number 333- 126668 filed with the Commission on October 12, 2005.

(a) Amendment to the By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated June 7, 2000. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

(b) Amendment to the By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated March 12, 1999. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

(c) Amendment to the By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004. Incorporated by reference to post-effective amendment number 9 file number 333-85284, filed with the Commission in April, 2007.

(g) (1) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Optimum Re Insurance Company. Incorporated by reference to pre-effective amendment number 2 file number 333-152406, filed with the Commission on November 21, 2008.

(g) (2) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Transamerica Occidental Life Insurance Company. Incorporated by reference to pre-effective amendment number 2 file number 333-152406, filed with the Commission on November 21, 2008.

(g) (3) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Munich American Reassurance Company. Incorporated by reference to pre-effective amendment number 2 file number 333-152406, filed with the Commission on November 21, 2008.

(g) (4) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Generali USA Life Reassurance Company. Incorporated by reference to pre-effective amendment number 2 file number 333-152406, filed with the Commission on November 21, 2008.

(h)(1) Participation Agreement among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC dated April 30, 2004. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

(2) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

(3) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284, filed with the Commission in April, 2007.

(4) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284, filed with the Commission in April, 2007.

(i) (1) Service Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) and John Hancock Life Insurance Company dated April 28, 2004. Incorporated by reference to post-effective amendment number 9 file number 333-85284, filed with the Commission in April, 2007.

(j) Not applicable.

(k) Opinion and consent of counsel for John Hancock Life Insurance Company (U.S.A.). Incorporated by reference to Exhibit 2 (a) to pre-effective amendment no. 1 file number 333-100597 filed with the Commission on December 16, 2002.

(l) Not Applicable.

(m) Not Applicable.

(n) Consents of Independent Registered Public Accounting Firm are filed herewith.

(n)(1) Opinion of Counsel as to the eligibility of this post-effective amendment pursuant to Rule 485(b) is filed herewith.

(o) Not Applicable.

(p) Not Applicable.

(q) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. Incorporated by reference to Exhibit A(6) to pre-effective amendment no. 1 file number 333-100597 filed with the Commission on December 16, 2002.

Powers of Attorney

(i) Powers of Attorney for James R. Boyle, John DesPrez III, Rex Schlaybaugh, Jr., and Diana Scott are incorporated by reference to post-effective amendment number 8 file number 333-85284 filed with the Commission on April 28, 2006.

(ii) Powers of Attorneys for Marc Costantini, Steven S. Finch, Katherine MacMillan and Hugh McHaffie are incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission on April 30, 2007.

(iii) Powers of Attorneys for Scott S. Hartz and Stephen R. McArthur are filed herewith.

Item 27. Directors and Officers of the Depositor

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) as of April 1, 2009.

Name and Principal Business Address	Position with Depositor

Directors
James R. Boyle**	Director
Marc Costantini*	Director
John D. DesPrez III*	Director
Steven A. Finch**	Director
Scott S. Hartz**	Director
Stephen R. McArthur****	Director
Hugh McHaffie*	Director
Katherine MacMillan*****	Director
Rex Schlaybaugh, Jr.*******	Director
Diana Scott*	Director
Officers
John D. DesPrez III*	Chairman and President
Hugh McHaffie*	Executive Vice President, Wealth Management
James R. Boyle**	Executive Vice President, Life Insurance
Stephen R. McArthur****	Executive Vice President and General Manager, Reinsurance
Steven A. Finch**	Executive Vice President and General Manager, JH Insurance
Katherine MacMillan*****	Executive Vice President and General Manager, JH RPS
Marc Costantini*	Executive Vice President and General Manager, JH Annuities
Executive Vice President and General Manager, Long Term
Marianne Harrison**	Care Insurance
Jonathan Chiel*	Executive Vice President and General Counsel
Warren Thomson******	Executive Vice President US Investments
Executive Vice President and Chief Investment Officer, US
Scott Hartz**	Investments
Ronald J. McHugh*	Senior Vice President and General Manager, Fixed Products
Allan Hackney*	Senior Vice President and Chief Information Officer
Lynne Patterson*	Senior Vice President and Chief Financial Officer
Diana Scott*	Senior Vice President, Human Resources
Peter Levitt****	Senior Vice President and Treasurer
Jeffery Whitehead*	Vice President and Controller
Emanuel Alves*	Vice President, Counsel and Corporate Secretary
Mitchell A. Karman**	Vice President, Chief Compliance Officer and Counsel
John Brabazon**	Vice President & CFO, US Investments
Richard Harris**	Vice President, Appointed Actuary
Kris Ramdial*****	Vice President, Treasury
Philip Clarkson**	Vice President, Taxation
Brian Collins****	Vice President, Taxation
John H. Durfey****	Assistant Secretary
Kwong Yiu****	Assistant Secretary
Grace O’Connell*	Assistant Secretary
Deanna Garland**	Assistant Secretary

*Principal Business Office is 601 Congress Street, Boston, MA 02210

**Principal Business Office is 197 Clarendon Street, Boston, MA 02117

***Principal Business Office is 200 Clarendon Street, Boston, MA 02117

****Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

*****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

******Principal Business Office is 101 Huntington Avenue, Boston, MA 02117

*******Principal Business Office is 400 Renaissance Center, Detroit, MI 48243

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Registrant is a separate account of John Hancock USA, operated as a unit investment trust. Registrant supports benefits payable under John Hancock USA’s variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Trust and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the “series” type.

A list of persons directly or indirectly controlled by or under common contract with John Hancock USA as of December 31, 2008 appears below:

Subsidiary Name

Cavalier Cable, Inc.

JHUSA CIP Investments, LLC (Delaware)

John Hancock Advisers LLC (Delaware)

John Hancock Distributors LLC

John Hancock Investment Management Services, LLC

John Hancock Life Insurance Company of NewYork

Manulife Reinsurance (Bermuda) Limited

Manulife Reinsurance Limited (Bermuda)

Manulife Service Corporation

Item 29. Indemnification

The Form of Selling Agreement or Service Agreement between John Hancock Distributors LLC and various broker-dealers may provide that the selling broker-dealer indemnify and hold harmless John Hancock Distributors LLC and the Company, including their affiliates, officers, directors, employees and agents against losses, claims, liabilities or expenses (including reasonable attorney’s fees), arising out of or based upon a breach of the Selling or Service Agreement, or any applicable law or regulation or any applicable rule of any self-regulatory organization or similar provision consistent with industry practice.

Item 30. Principal Underwriter

(a) Set forth below is information concerning other investment companies for which John Hancock Distributors LLC, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

Name of Investment Company	Capacity in Which Acting
John Hancock Variable Life Separate Account S	Principal Underwriter
John Hancock Variable Life Separate Account U	Principal Underwriter
John Hancock Variable Life Separate Account V	Principal Underwriter
John Hancock Variable Life Separate Account UV	Principal Underwriter
John Hancock Variable Annuity Separate Account I	Principal Underwriter
John Hancock Variable Annuity Separate Account JF	Principal Underwriter
John Hancock Variable Annuity Separate Account U	Principal Underwriter
John Hancock Variable Annuity Separate Account V	Principal Underwriter
John Hancock Variable Annuity Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter

Name of Investment Company	Capacity in Which Acting
John Hancock Life Insurance Company (U.S.A.) Separate Account J	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account K	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter

(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC and the following comprise the Board of Managers and Officers of John Hancock Distributors LLC as of April 1, 2009.

Name	Title
Edward Eng*****	Board Manager
Barry Evans******	Board Manager
Steven A. Finch**	Board Manager
Lynne Patterson*	Board Manager
Christopher Walker****	Board Manager
Karen Walsh*	Board Manager

Emanuel Alves*	Secretary
Philip Clarkson***	Vice President, U.S. Taxation
Brian Collins****	Vice President, U.S. Taxation
David Crawford****	Assistant Secretary
Vice President, Product Development Retirement Plan
Edward Eng*****	Services
Steven A. Finch**	President and Chief Executive Officer
Peter Levitt*****	Senior Vice President, Treasurer
Heather Justason****	Chief Operating Officer
Jeff Long*	Financial Operations Principal
Declan O’Beirne**	Chief Financial Officer
Kathleen Pettit**	Vice President and Chief Compliance Officer
Kris Ramdial*****	Vice President, Treasury
Pamela Schmidt**	General Counsel
Karen Walsh*	Vice President, Annuity Distribution

*Principal Business Office is 601 Congress Street, Boston, MA 02210

**Principal Business Office is 197 Clarendon Street, Boston, MA 02116

***Principal Business Office is 200 Clarendon Street, Boston, MA 02116

****Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

*****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

******Principal Business Office is 101 Huntington Street, Boston, MA 02116

(c) John Hancock Distributors LLC

The information contained in the section titled “Principal Underwriter and Distributor” in the Statement of Additional Information, contained in this Registration Statement, is hereby incorporated by reference in response to Item 31.(c)(2-5).

Item 31. Location of Accounts and Records

The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request: John Hancock Distributors LLC, John Hancock Place, Boston, Massachusetts 02117, serves as Registrant’s distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. John Hancock Life Insurance Company (U.S.A.) (at the same address), in its capacity as Registrant’s depositor keeps all other records required by Section 31 (a) of the Act.

Item 32. Management Services

All management services contracts are discussed in Part A or Part B.

Item 33. Fee Representation

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940.

The John Hancock Life Insurance Company (U.S.A.) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, as of the 24th day of April, 2009.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT A

(Registrant)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By: /s/ James R. Boyle

James R. Boyle

Principal Executive Officer

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(Depositor)

By: /s/ James R. Boyle

James R. Boyle

Principal Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities indicated as of the 24th day of April, 2009.

/s/ Lynne Patterson	Senior Vice President and Chief Financial Officer
Lynne Patterson

/s/ Jeffery J. Whitehead	Vice President and Controller
Jeffery J. Whitehead

*	Director
James R. Boyle

*	Director
Marc Costantini

*	Director
John D. DesPrez III

*	Director
Steven A. Finch

*	Director
Scott S. Hartz

*	Director
Katherine MacMillan

*	Director
Stephen R. McArthur

*	Director
Hugh McHaffie

*	Director
Rex Schlaybaugh, Jr.

*	Director
Diana Scott

/s/ James C. Hoodlet
James C. Hoodlet
Pursuant to Power of Attorney

May, 2009

This disclosure is distributed to policy owners of variable life insurance policies issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and offering interests in John Hancock Life Insurance Company (U.S.A.) Separate Account A (the “Account” or “Separate Account”). Certain of the investment options described in this disclosure may not be available to you under your policy.

1. Investment Options

Certain of the investment options listed below are offered under variable life insurance policies bearing the following titles: VUL Accumulator, EPVUL, VUL Protector, Accumulation VUL, Survivorship VUL, and SPVL.

500 Index	Financial Services	Money Market
500 Index B	Franklin Templeton Founding Allocation	Money Market B
Active Bond	Fundamental Value	Natural Resources
All Cap Core	Global	Optimized All Cap
All Cap Growth	Global Allocation	Optimized Value
All Cap Value	Global Bond	Overseas Equity
Alpha Opportunities	Global Real Estate	Pacific Rim
American Asset Allocation	Health Sciences	PIMCO VIT All Asset
American Blue Chip Income and Growth	High Yield	Real Estate Securities
American Bond	International Core	Real Return Bond
American Diversified Growth and Income	International Equity Index A	Science & Technology
American Fundamental Holdings	International Equity Index B	Short-Term Bond
American Global Diversification	International Opportunities	Small Cap Growth
American Growth	International Small Cap	Small Cap Index
American Growth-Income	International Value	Small Cap Opportunities
American International	Investment Quality Bond	Small Cap Value
American New World	Large Cap	Small Company Value
Balanced	Large Cap Value	Strategic Bond
Blue Chip Growth	Lifestyle Aggressive	Strategic Income
Capital Appreciation	Lifestyle Balanced	Total Bond Market B
Capital Appreciation Value	Lifestyle Conservative	Total Return
Core Allocation Plus	Lifestyle Growth	Total Stock Market Index
Core Bond	Lifestyle Moderate	U.S. Government Securities
Core Strategy	Mid Cap Index	U.S. High Yield Bond
Disciplined Diversification	Mid Cap Intersection	Utilities
Emerging Small Company	Mid Cap Stock	Value
Equity-Income	Mid Value

1

2. Total annual portfolio operating expenses

The following table shows the minimum and maximum total portfolio level fees and expenses charged by any of the portfolios underlying a variable investment option offered through the VUL Accumulator, EPVUL, VUL Protector, Accumulation VUL, Survivorship VUL, and SPVL policies, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets. For more information, please see the prospectus for the underlying portfolio.

	Minimum	Maximum
Expenses that are deducted from the portfolio assets, including advisory fees, Rule 12b-1 fees and other expenses	0.50%	1.64%

3. Table of investment options and investment subadvisers

Please note that certain of the investment options described in this table may not be available to you under your policy.

The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment option.

When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Trust (the “Trust” or “JHT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) with respect to the PIMCO VIT All Asset portfolio) and hold the shares in a subaccount of the Separate Account. The Fee Tables show the investment management fees, Rule 12b-1 fees and other operating expenses for these portfolio shares as a percentage (rounded to two decimal places) of each portfolio’s average net assets for 2008, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select.

The John Hancock Trust and the PIMCO Trust are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.

Each of the American Asset Allocation, American Blue Chip Income and Growth, American Bond, American Diversified Growth and Income, American Global Diversification, American Growth-Income, American Growth, American New World, American Fundamental Holdings, and American International portfolios invests in Series 1 shares of the corresponding investment portfolio of the Trust and is subject to a 0.60% Rule 12b-1 fee. The American Asset Allocation, American Growth, American International, American Growth-Income, American New World, American Blue Chip Income and Growth and American Bond portfolios operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the “American” portfolios of the Trust for the marketing support services it provides.

The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. The amount of this compensation is based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our

2

affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.

The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios’ investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.

Portfolio	Portfolio Manager	Investment Objective and Strategy
500 Index	MFC Global Investment Management (U.S.A.) Limited	To seek to approximate the aggregate total return of a broad-based U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index* and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the portfolio’s investments in certain instruments, such as index futures, total return swaps and exchanged traded portfolios (“ETFs”) have similar economic characteristics to investments that are in the S&P 500 Index.
500 Index B	MFC Global Investment Management (U.S.A.) Limited	To seek to approximate the aggregate total return of a broad-based U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index* and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the portfolio’s investments in certain instruments, such as index futures, total return swaps and exchanged traded portfolios (“ETFs”) have similar economic characteristics to investments that are in the S&P 500 Index.
Active Bond	Declaration Management & Research LLC/MFC Global Investment Management (U.S.), LLC	To seek to provide income and capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments.
All Cap Core	Deutsche Investment Management Americas Inc.	To seek long-term growth of capital. Under normal market conditions, the portfolio invests in common stocks, other equity securities and other asset classes of those companies within the Russell 3000 Index.*
All Cap Growth	Invesco AIM Capital Management, Inc.	To seek long-term capital appreciation. Under normal market conditions, the portfolio invests its assets principally in common stocks of companies of all market capitalizations. The subadviser focuses on stocks of companies exhibiting long-term sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations.
All Cap Value	Lord, Abbett & Co., LLC	To seek capital appreciation. Under normal market conditions, the portfolio invests in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The portfolio will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index.* This range varies daily. The portfolio will invest the remainder of its assets in mid-sized and small company securities.
Alpha Opportunities	Wellington Management Company, LLP	To seek long-term total return. The portfolio employs a “multiple sleeve structure” which means the portfolio has several components that are managed separately in different styles. The portfolio seeks to attain its objective by combining these different component styles into a single portfolio.

3

Portfolio	Portfolio Manager	Investment Objective and Strategy
American Asset Allocation	Capital Research Management Company (Adviser to the American Funds Insurance Series)	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term. The portfolio invests all of its assets in Class 1 shares of the master fund, the Asset Allocation Fund, a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments. In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody’s and BB or below by S&P or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.” The master fund is designed for investors seeking above-average total return.
American Blue Chip Income and Growth	Capital Research Management Company (Adviser to the American Funds Insurance Series)	To seek to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index*) and to provide an opportunity for growth of principal consistent with sound common stock investing. The portfolio invests all of its assets in Class 1 shares of the master fund, the Blue Chip Income and Growth portfolio, a series of American Funds Insurance Series. The master portfolio invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The master fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, as long as they are listed or traded in the U.S. The master portfolio will invest, under normal market conditions, at least 90% of its assets in equity securities. The portfolio is designed for investors seeking both income and capital appreciation.
American Bond	Capital Research Management Company (Adviser to the American Funds Insurance Series)	To seek to maximize current income and preserve capital. The portfolio invests all of its assets in Class 1 shares of the master fund, the Bond portfolio, a series of American Funds Insurance Series. The master fund normally invests at least 80% of its net assets (plus borrowing for investment purposes) in bonds. The master fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in bonds that are rated Ba 1 or below by Moody’s and BB+ or below by S&P or that are unrated but determined to be of equivalent quality (so called “junk bonds”). It may invest in bonds of issuers domiciled outside the U.S.. The portfolio may also invest up to 20% of its assets in preferred stocks, including convertible and non-convertible preferred stocks. The portfolio is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.
American Diversified Growth & Income	MFC Global Investment Management (U.S.A.) Limited	To seek long term growth of capital and income. The portfolio invests in underlying portfolios as well as other types of investments. Under normal market conditions, the portfolio will generally invest between 70% and 80% of its assets in equity securities, which include securities held by the underlying portfolios, and between 20% and 30% of its assets in fixed income securities, which include securities held by the underlying portfolios.
American Fundamental Holdings	MFC Global Investment Management (U.S.A.) Limited	To seek long term growth of capital. The portfolio invests in underlying portfolios as well as other types of investments. The portfolio operates as a fund of funds and currently invests primarily in four underlying portfolios of the American Funds Insurance Series: Bond portfolio, Growth portfolio, Growth-Income portfolio, and International portfolio. The portfolio is permitted to invest in six other underlying portfolios of the American Funds Insurance Series: Asset Allocation portfolio, Blue Chip Income and Growth portfolio, Global Growth portfolio, Global Small Capitalization portfolio, High-Income Bond portfolio, and New World portfolio as well as other underlying portfolios. When purchasing shares of the American Funds Insurance Series, the portfolio only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).
American Global Diversification	MFC Global Investment Management (U.S.A.) Limited	To seek long term growth of capital. The portfolio invests in underlying portfolios as well as other types of investments. Under normal market conditions, the portfolio will invest a significant portion of its assets in securities, which include securities held by the underlying portfolios, that are located outside of the U.S.

4

Portfolio	Portfolio Manager	Investment Objective and Strategy
American Growth	Capital Research Management Company (Adviser to the American Funds Insurance Series)	To seek to make the shareholders’ investment grow. The portfolio invests all of its assets in Class 1 shares of the master fund, the Growth portfolio, a series of American Funds Insurance Series. The Growth portfolio invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth portfolio may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada. In seeking to pursue its investment objective, the portfolio may invest in the securities of issuers representing a broad range of market capitalizations. The portfolio is designed for investors seeking capital appreciation through stocks. Investors in the portfolio should have a long-term perspective and be able to tolerate potentially wide price fluctuations.
American Growth–Income	Capital Research Management Company (Adviser to the American Funds Insurance Series)	To seek to make the shareholders’ investments grow and to provide the shareholder with income over time. The portfolio invests all of its assets in Class 1 shares of the master portfolio, the Growth-Income portfolio, a series of American Funds Insurance Series. The Growth-Income portfolio invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth- Income portfolio may invest up to 15% of its assets in securities of issuers domiciled outside the U.S. and not included in the S&P 500 Index.* The portfolio is designed for investors seeking both capital appreciation and income.
American International	Capital Research Management Company (Adviser to the American Funds Insurance Series)	To seek to make the shareholders’ investment grow. The portfolio invests all of its assets in Class 1 shares of the master fund, the International portfolio, a series of American Funds Insurance Series. The International portfolio invests primarily in common stocks of companies located outside the U.S. The portfolio is designed for investors seeking capital appreciation through stocks. Investors in the portfolio should have a long-term perspective and be able to tolerate potentially wide price fluctuations.
American New World	Capital Research Management Company (Adviser to the American Funds Insurance Series)	To seek to make the shareholders’ investment grow over time. The portfolio invests all of its assets in Class 1 shares of the master fund, the New World portfolio, a series of American Funds Insurance Series. The New World portfolio invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The New World portfolio may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. Under normal market conditions, the portfolio will invest at least 35% of its assets in equity and debt securities of issuers primarily based in what the subadviser deems qualified countries that have developing economies and/or markets. In addition, the portfolio may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (“junk bonds”) and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The portfolio may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.
Balanced	T. Rowe Price Associates, Inc.	To seek long-term capital appreciation. Under normal market conditions, the portfolio invests in both equity and fixed-income securities. The portfolio employs growth, value and core approaches to allocate its assets among stocks of small, medium and large-capitalization companies in both the U.S. and foreign countries. The portfolio may purchase a variety of fixed income securities, including investment grade and below investment grade debt securities with maturities that range from short to longer term, as well as cash. Under normal market conditions, 55-75% of the portfolio will be invested in equity securities and 25-45% of the portfolio will be invested in fixed-income securities. The precise mix of equity and fixed-income securities will depend on the subadviser’s outlook for the markets and generally reflect the subadviser’s long-term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets, and its assessment of the relative attractiveness of each asset class.

5

Portfolio	Portfolio Manager	Investment Objective and Strategy
Blue Chip Growth	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is a secondary objective. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.
Capital Appreciation	Jennison Associates, LLC	To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 65% of its total assets in equity and equity related securities of companies that, at the time of investment, exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium to large-capitalization companies.
Capital Appreciation Value	T. Rowe Price Associates, Inc.	To seek long-term capital appreciation. Under normal market conditions, the portfolio invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the portfolio’s total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, foreign securities, futures and options. The portfolio may invest up to 20% of its total assets in foreign securities.
Core Allocation Plus	Wellington Management Company, LLP	To seek total return, consisting of long-term capital appreciation and current income. Under normal market conditions, the portfolio invests in equity and fixed income securities of issuers located within and outside the U.S. The portfolio will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities, based upon the subadviser’s targeted asset mix, which may change over time. Under normal circumstances, the targeted asset mix may range between 50%-75% equity instruments and 25%-50% fixed income instruments and will generally reflect the subadviser’s long term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.
Core Bond	Wells Capital Management, Incorporated	To seek total return consisting of income and capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments. The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The portfolio may also invest in unrated bonds that the subadviser believes are comparable to investment grade debt securities.
Core Strategy	MFC Global Investment Management (U.S.A.) Limited	To seek long term growth of capital. Current income is also a consideration. Under normal market conditions, the portfolio invests in a number of the other index portfolios of JHT. The portfolio invests approximately 70% of its total assets in underlying portfolios which invest primarily in equity securities and approximately 30% of its total assets in underlying portfolios which invest primarily in fixed income securities.
Disciplined Diversification	Dimensional Fund Advisors LP	To seek total return consisting of capital appreciation and current income. Under normal market conditions, the portfolio invests primarily in equity securities and fixed-income securities of domestic and international issuers, including equities of issuers in emerging markets, in accordance with the following range of allocations:
		Target Allocation	Range of Allocations
		Equity Securities: 70%	65% – 75%
		Fixed-Income Securities: 30%	25% – 35%
The portfolio may invest outside these ranges and may invest defensively during unusual or unsettled market conditions.

6

Portfolio	Portfolio Manager	Investment Objective and Strategy
Emerging Small Company	RCM Capital Management, LLC	To seek long term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index* or the S&P Small Cap Index.*
Equity-Income	T. Rowe Price Associates, Inc.	To seek to provide substantial dividend income and also long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.
Financial Services	Davis Selected Advisers, L.P.	To seek growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that, at the time of investment, are principally engaged in financial services.
Franklin Templeton Founding Allocation	MFC Global Investment Management (U.S.A.) Limited	To seek long-term growth of capital. The portfolio operates as a fund of funds and invests in other portfolios and in other investment companies as well as other types of investments. The portfolio currently invests primarily in three underlying portfolios: Global, Income and Mutual Shares portfolios, as described in the JHT prospectus. The portfolio may purchase any portfolios except other JHT funds of funds and the American feeder funds. When purchasing shares of other JHT funds, the Franklin Templeton Founding Allocation Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).
Fundamental Value	Davis Selected Advisers, L.P.	To seek growth of capital. Under normal market conditions, the portfolio invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The portfolio may also invest in companies with smaller capitalizations.
Global	Templeton Global Advisors Limited	To seek long-term capital appreciation. Under normal market conditions, the portfolio invests primarily in the equity securities of companies located throughout the world, including emerging markets.
Global Allocation	UBS Global Asset Management (Americas) Inc.	To seek total return, consisting of long-term capital appreciation and current income. Under normal market conditions, the portfolio invests in equity and fixed income securities of issuers located within and outside the U.S. The portfolio will allocate its assets between fixed income securities and equity securities.
Global Bond	Pacific Investment Management Company LLC	To seek maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.
Global Real Estate	Deutsche Investment Management Americas Inc.	To seek a combination of long-term capital appreciation and current income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. real estate investments (“REITs”), foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The portfolio will be invested in issuers located in at least three different countries, including the U.S.
Health Sciences	T. Rowe Price Associates, Inc.	To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

7

Portfolio	Portfolio Manager	Investment Objective and Strategy
High Yield	Western Asset Management Company

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S. Government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities

Rating Agency
		Moody’s	Ba through C
		S&P	BB through D
International Core	Grantham, Mayo, Van Otterloo & Co, LLC	To seek high total return. Under normal market conditions, the portfolio invests at least 80% of its total assets in equity investments. The portfolio typically invests in equity investments in companies from developed markets outside the U.S. The portfolio seeks to achieve its objective by outperforming its benchmark, the MSCI EAFE Index.*
International Equity Index A	SSgA Funds Management, Inc.	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets. Under normal market conditions, the portfolio invests at least 80% of its assets in securities listed in the MSCI All CountryWorld Ex U.S. Index* or American Depository Receipts or Global Depository Receipts representing such securities.
International Equity Index B	SSgA Funds Management, Inc.	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets. Under normal market conditions, the portfolio invests at least 80% of its assets in securities listed in the MSCI All CountryWorld Ex U.S. Index* or American Depository Receipts or Global Depository Receipts representing such securities.
International Opportunities	Marsico Capital Management, LLC	To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The portfolio may invest in companies of any size throughout the world. The portfolio invests in issuers from at least three different countries not including the U.S. The portfolio may invest in common stocks of companies economically tied to emerging markets. Some issuers or securities in the portfolio may be based in or economically tied to the U.S.
International Small Cap	Franklin Templeton Investment Corp.	To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.
International Value	Templeton Investment Counsel, LLC	To seek long-term growth of capital. Under normal market conditions, the portfolio invests primarily in equity securities of companies located outside the U.S., including in emerging markets.
Investment Quality Bond	Wellington Management Company, LLP	To provide a high level of current income consistent with the maintenance of principal and liquidity. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The portfolio will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.
Large Cap	UBS Global Asset Management (Americas) Inc.	To seek to maximize total return, consisting of capital appreciation and current income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. large capitalization companies. The portfolio defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the portfolio’s benchmark, the Russell 1000 Index.*

8

Portfolio	Portfolio Manager	Investment Objective and Strategy
Large Cap Value	BlackRock Investment Management, LLC	To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index.* The portfolio will seek to achieve its investment objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. The portfolio will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations.
Lifestyle Aggressive	MFC Global Investment Management (U.S.A.) Limited	To seek long-term growth of capital. Current income is not a consideration. The portfolio operates as a fund of funds and, except as otherwise described below, generally invests approximately 100% of its assets in underlying portfolios that invest primarily in equity securities.
Lifestyle Balanced	MFC Global Investment Management (U.S.A.) Limited	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The portfolio operates as a fund of funds and generally invests approximately 40% of its assets in underlying portfolios that invest primarily in fixed income securities and approximately 60% in underlying portfolios that invest primarily in equity securities.
Lifestyle Conservative	MFC Global Investment Management (U.S.A.) Limited	To seek a high level of current income with some consideration given to growth of capital. The portfolio operates as a fund of funds and generally invests approximately 80% of its assets in underlying portfolios that invest primarily in fixed income securities and approximately 20% in underlying portfolios that invest primarily in equity securities.
Lifestyle Growth	MFC Global Investment Management (U.S.A.) Limited	To seek long-term growth of capital. Current income is also a consideration. The portfolio operates as a fund of funds and, except as otherwise described below, generally invests approximately 20% of its assets in underlying portfolios that invest primarily in fixed income securities and approximately 80% in underlying portfolios that invest primarily in equity securities.
Lifestyle Moderate	MFC Global Investment Management (U.S.A.) Limited	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income. The portfolio operates as a fund of funds and, except as otherwise described below, generally invests approximately 60% of its assets in underlying portfolios that invest primarily in fixed income securities and approximately 40% in underlying portfolios that invest primarily in equity securities.
Mid Cap Index	MFC Global Investment Management (U.S.A.) Limited	To seek to approximate the aggregate total return of a mid-cap U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P MidCap 400 Index* and (b) securities (which may or may not be included in the S&P MidCap 400 Index) that the subadviser believes as a group will behave in a manner similar to the index.
Mid Cap Intersection	Wellington Management Company, LLP	To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the portfolio, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell MidCap Index* or the S&P MidCap 400 Index.*
Mid Cap Stock	Wellington Management Company, LLP	To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the portfolio, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell MidCap Index* or the S&P MidCap 400 Index.*

9

Portfolio	Portfolio Manager	Investment Objective and Strategy
Mid Value	T. Rowe Price Associates, Inc.	To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets in companies with market capitalizations that are within the S&P MidCap 400 Index* or the Russell MidCap Value Index.* The portfolio invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.
Money Market	MFC Global Investment Management (U.S.A.) Limited	To seek to obtain maximum current income consistent with preservation of principal and liquidity. Under normal market conditions, the portfolio invests in high quality, U.S. dollar denominated money market instruments. Certain market conditions may cause the return of the portfolio to become low or possibly negative.
Money Market B	MFC Global Investment Management (U.S.A.) Limited	To seek to obtain maximum current income consistent with preservation of principal and liquidity. Under normal market conditions, the portfolio invests in high quality, U.S. dollar denominated money market instruments. Certain market conditions may cause the return of the portfolio to become low or possibly negative.
Natural Resources	Wellington Management Company, LLP	To seek long-term total return. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.
Optimized All Cap	MFC Global Investment Management (U.S.A.) Limited	To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 65% of its total assets in equity securities of U.S. companies. The portfolio will focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.
Optimized Value	MFC Global Investment Management (U.S.A.) Limited	To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 65% of its total assets in equity securities of U.S. companies with the potential for long-term growth of capital, with a market capitalization range, at the time of investment, equal to that of the portfolio’s benchmark, the Russell 1000 Value Index.*
Overseas Equity	Capital Guardian Trust Company	To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of a diversified mix of large established and medium-sized foreign companies located primarily in developed countries (outside of the U.S.) and, to a lesser extent, in emerging markets.
Pacific Rim	MFC Global Investment Management (U.S.A.) Limited	To seek to achieve long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity- related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region, including emerging markets, that have attractive long-term prospects for growth of capital. Current income from dividends and interest will not be an important consideration in the selection of portfolio securities.
PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available for sale)	Pacific Investment Management Company LLC	To seek maximum real return consistent with preservation of real capital and prudent investment management. The portfolio invests primarily in a diversified mix of: (a) common stocks of large and mid sized U.S. companies, and (b) bonds with an overall intermediate term average maturity.
Real Estate Securities	Deutsche Investment Management Americas Inc.	To seek to achieve a combination of long-term capital appreciation and current income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investments and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

10

Portfolio	Portfolio Manager	Investment Objective and Strategy
Real Return Bond	Pacific Investment Management Company LLC	To seek maximum real return, consistent with preservation of real capital and prudent investment management. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. Governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
Science & Technology	T. Rowe Price Associates, Inc. RCM Capital Management LLC	To seek long-term growth of capital. Current income is incidental to the portfolio’s objective. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.
Short-Term Bond	Declaration Management & Research, LLC	To seek income and capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in a diversified mix of debt securities and instruments. The securities and instruments will have an average credit quality rating of “A” or “AA” and a weighted average effective maturity between one and three years, and no more than 15% of the portfolio’s net assets will be invested in high yield bonds.
Small Cap Growth	Wellington Management Company, LLP	To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the portfolio, “small-cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index* or the S&P SmallCap 600.*
Small Cap Index	MFC Global Investment Management (U.S.A.) Limited	To seek to approximate the aggregate total return of a small-cap U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Russell 2000 Index* and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes as a group will behave in a manner similar to the index.
Small Cap Opportunities	Invesco AIM Capital Management, Inc. & Dimensional Fund Advisors LP	To seek long-term capital appreciation. Under normal market conditions, Invesco AIM Capital Management, Inc. invests at least 80% of its subadvised net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Dimensional Fund Advisors LP generally will invest its subadvised net assets in a broad and diverse group of readily marketable common stocks of small and mid cap companies traded on a principal U.S. exchange or on the over-the-counter market that Dimensional Fund Advisers LP determines to be value stocks at the time of purchase.
Small Cap Value	Wellington Management Company, LLP	To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the portfolio, “small-cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index* or the S&P Small Cap 600 Index.*
Small Company Value	T. Rowe Price Associates, Inc.	To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index.* The portfolio invests in small companies whose common stocks are believed to be undervalued.

11

Portfolio	Portfolio Manager	Investment Objective and Strategy
Strategic Bond	Western Asset Management Company	To seek a high level of total return consistent with preservation of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.
Strategic Income	MFC Global Investment Management (U.S.) LLC	To seek a high level of current income. Under normal market conditions, the portfolio invests at least 80% of its assets in the following types of securities: foreign government and corporate debt securities from developed and emerging markets, U.S. Government and agency securities, and domestic high-yield bonds.
Total Bond Market B	Declaration Management & Research LLC	To seek to track the performance of the Barclays Capital U.S. Aggregate Bond Index** (which represents the U.S. investment grade bond market). Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays Capital U.S. Aggregate Bond Index.
Total Return	Pacific Investment Management Company LLC	To seek maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the portfolio invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.
Total Stock Market Index	MFC Global Investment Management (U.S.A.) Limited	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Wilshire 5000 Total Market Index* and (b) securities (which may or may not be included in the Wilshire 5000 Total Market Index) that the subadviser believes as a group will behave in a manner similar to the index.
U.S. Government Securities	Western Asset Management Company	To obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The portfolio may invest the balance of its assets in non-U.S Government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.
U.S. High Yield Bond	Wells Capital Management Incorporated	To seek total return with a high level of current income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities (sometimes referred to as “junk bonds” or high yield securities). The portfolio also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.
Utilities	MFS Investment Management	To seek capital growth and current income (income above that available from the portfolio invested entirely in equity securities). Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies (including emerging markets).
Value	Van Kampen Investments	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. Under normal market conditions, the portfolio invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell MidCapValue Index.*

*“Wilshire 5000 Total Market Index®” is a trademark of Wilshire Associates. “MSCI All Country World Ex US Index” is a trademark of Morgan Stanley & Co. Incorporated. “Russell 1000,®” “Russell 2000,®” “Russell 1000 Value,®” “Russell 3000,®” “Russell MidCap,®” and “Russell MidCap Value®” are trademarks of Frank Russell Company. “S&P 500,®” “S&P MidCap 400,®” and “S&P SmallCap 600®” are trademarks of The McGraw-Hill Companies, Inc. None of the portfolios are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the portfolios.

12

The indices referred to in the portfolio descriptions track companies having the ranges of approximate market capitalization, as of February 28, 2009, set out below:

Wilshire 5000 Total Market Index — $1 million to $385 billion MSCI All Country World Ex US Index — $199 million to $176 billion MSCI EAFE Index — $199 million to $126 billion

Russell 1000 Index — $41 million to $337.9 billion Russell 1000 Value Index — $41 million to $337.9 billion Russell 2000 Index — $3.2 million to $3.7 billion Russell 3000 Index — $3 million to $337.9 billion Russell MidCap Index — $41 million to $13.8 billion Russell MidCap Value Index — $41 million to $13.8 billion S&P 500 Index — $224 million to $337.9 billion S&P MidCap 400 Index — $42 million to $4.6 billion S&P SmallCap 600 Index — $200 million to $1 billion

**The Barclays Capital U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market) is a bond index that relies on indicators such as quality, liquidity, term and duration as relevant measures of performance.

4. Payment of proceeds

As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary’s name. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing proceeds held in a retained asset account. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of the other payment options we may offer at the time.

5. Tax considerations

This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including non- qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.

General

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our “policy holder reserves.” We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a “DAC tax” charge we may impose against the Separate Account to compensate us for the finance costs attributable to the acceleration of our income tax liabilities by reason of a “DAC tax adjustment.” We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that are passed through to policy owners.

The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

13

Death benefit proceeds and other policy distributions

Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your policy value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your policy value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. However certain distributions associated with a reduction in death benefit or other policy benefits within the first fifteen years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.

However, some of the tax rules change if your policy is found to be a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind, including loans. (See “7-pay premium limit and modified endowment contract status” below.)

We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the “Code”) defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.

If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Code. If your policy offers, and you have elected the Acceleration of Death Benefit for Qualified Long-Term Care Services Rider, the rider’s benefits generally will be excludable from gross income under the Code. The tax-free nature of these accelerated benefits is contingent on the rider meeting specific requirements under section 101 and/or section 7702B of the Code. We have designed the rider to meet these standards.

Increases in policy value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy’s death benefit or any other change that reduces benefits under the policy in the first fifteen years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it caused the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).

Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s ownership. If your policy offers, and you have elected the Acceleration of Death Benefit for Qualified Long-Term Care Services Rider, you may be deemed to have received a distribution for tax purposes each time a deduction is made from your policy value to pay the rider charge. After 2009, such deductions from policy value will be treated as a return of premiums paid, but will not be included in income even if you have recovered all of your premiums.

It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if any of the funds failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.

Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner’s estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner’s estate if the transfer occurred less than three years before the former owner’s death or if

14

the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.

Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.

Policy loans

We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

Diversification rules and ownership of the Account

Your policy will not qualify for the tax benefits of a life insurance contract unless the Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investment control” over the underlying assets.

In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the separate account used to support the policy. In those circumstances, income and gains from the separate account assets would be includible in the policy owner’s gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the “extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets.” As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.

The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds’ prospectuses, or that a series fund will not have to change any fund’s investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy’s proportionate share of the assets of the Account, but we are under no obligation to do so.

7-pay premium limit and modified endowment contract status

At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully “paid-up” after the payment of seven equal annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first seven policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.

Policies classified as modified endowment contracts are subject to the following tax rules:

15

•

First, all partial withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the policy at such time. If you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income.

•

Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.

•

Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

•	is made on or after the date on which the policy owner attains age 59 1/ 2;

•	is attributable to the policy owner becoming disabled; or

•

is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.

These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.

Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.

Moreover, if there is at any time a reduction in benefits under the policy (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit from the date it was issued. If the premiums paid to date at any point during the 7-pay testing period are greater than the recalcuated 7-pay limit, the policy will become a modified endowment contract. If your policy is a survivorship policy, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested, using the lower limit, from the date it was issued.

If your policy is issued as a result of a section 1035 exchange, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice.

All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the modified endowment contract rules. A policy received in exchange for a modified endowment contract will itself also be a modified endowment contract. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 retirement plans

The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

Withholding

To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions.

16

Life insurance purchases by residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.

Life insurance purchases by non-resident aliens

If you are not a U.S. citizen or resident, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.

17

In addition to the disclosure contained herein, John Hancock USA has filed with the SEC a prospectus and a Statement of Additional Information (the “SAI”) which contains additional information about John Hancock USA and the Account, including information on our history, services provided to the Account and legal and regulatory matters. The SAI and personalized illustrations of death benefits, account values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Servicing Office. You should also contact the John Hancock USA Servicing Office to request any other information about your policy or to make any inquiries about its operation.

Information about the Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-5850. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.

SUPPLEMENT DATED MAY 1, 2009

TO

PROSPECTUSES DATED MAY 1, 2009 OR LATER

This supplement is intended to be distributed with certain prospectuses dated May 1, 2009 or later for variable life insurance policies issued by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.

The prospectuses involved bear the title “Accumulation Variable Universal Life,” “Majestic Performance Survivorship Variable Universal Life,” “Medallion Variable Universal Life Edge II,” “Medallion Variable Universal Life Edge,” “Medallion Variable Universal Life Plus,” “Protection Variable Universal Life,” “Survivorship Variable Universal Life,” “VEP Edge,” and “VEP Plus.” We refer to these prospectuses as the “Product Prospectuses.”

This supplement will be used only with policies sold through the product prospectuses and through duly appointed insurance agents who are associated with certain authorized general agencies and who are also registered representatives of certain authorized broker dealers.

This Supplement is accompanied with the prospectus for The World Insurance Trust that contains detailed information about the CSI Equity Fund. Be sure to read that prospectus before selecting the additional variable investment option/investment account described in this supplement.

Add the following investment account to the table on the cover page:

CSI Equity

CSI Prod Supp (5/09)

SUPPLEMENT DATED MAY 1, 2009

TO

PROSPECTUSES DATED MAY 1, 2009 OR LATER

This Supplement is to be distributed with certain prospectuses dated May 1, 2009 or later for variable life insurance policies issued by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.

The prospectuses involved bear the title “Protection Variable Universal Life,” “Accumulation Variable Universal Life,” “Corporate VUL,” “Medallion Variable Universal Life Plus,” “Medallion Variable Universal Life Edge,” “Medallion Variable Universal Life Edge II,” “Medallion Executive Variable Life,” “Medallion Executive Variable Life II,” “Medallion Executive Variable Life III,” “Performance Executive Variable Life,” “Variable Estate Protection,” “Variable Estate Protection Plus,” “Variable Estate Protection Edge,” “Performance Survivorship Variable Universal Life” and Survivorship Variable Universal Life.” We refer to these prospectuses as the “Product Prospectuses.”

This supplement will be used only with policies sold through the product prospectuses and through registered representatives affiliated with the M Financial Group.

This Supplement is accompanied with a current prospectus for the M Fund, Inc. that contains detailed information about the funds. Be sure to read that prospectus before selecting any of the four additional variable investment options/investment accounts.

AMENDMENT TO PRODUCT PROSPECTUSES

The table on the cover page of each product prospectus is amended to include the following four additional variable investment options/investment accounts:

Brandes International Equity

Turner Core Growth

Frontier Capital Appreciation

Business Opportunity Value

VL M SUPP (5/09)